Lord Abbett

Quarterly Portfolio Holdings Report

Lord Abbett

Convertible Fund

Core Fixed Income Fund

Core Plus Bond Fund

Corporate Bond Fund

Floating Rate Fund

High Yield Fund

Income Fund

Inflation Focused Fund

Multi-Asset Balanced Opportunity Fund

Multi-Asset Income Fund

Short Duration Core Bond Fund

Short Duration Income Fund

Total Return Fund

Ultra Short Bond Fund

For the period ended February 28, 2025

Schedule of Investments (unaudited)

CONVERTIBLE FUND February 28, 2025

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 96.05%

COMMON STOCKS 0.16%

Trading Companies & Distributors 0.16%
Xometry, Inc. Class A* (cost $1,219,875)	33,500	$915,220

	Interest Rate	Maturity Date	Principal Amount‡

CONVERTIBLE BONDS 84.51%

Aerospace/Defense 0.98%
Rheinmetall AG	2.25%	2/7/2030	EUR	1,700,000	5,746,173

Airlines 3.90%
Southwest Airlines Co.	1.25%	5/1/2025		$22,900,000	22,819,850

Auto Manufacturers 0.42%
Rivian Automotive, Inc.	3.625%	10/15/2030		2,850,000	2,427,915

Beverages 3.99%
MGP Ingredients, Inc.	1.875%	11/15/2041		24,750,000	23,357,812

Biotechnology 2.44%
Bridgebio Pharma, Inc.	2.50%	3/15/2027		5,700,000	6,533,910
Guardant Health, Inc.	1.25%	2/15/2031		2,800,000	2,832,200
Insmed, Inc.	0.75%	6/1/2028		1,932,000	4,909,212
Total					14,275,322

Commercial Services 2.42%
Affirm Holdings, Inc.†	0.75%	12/15/2029		8,125,000	8,259,875
Stride, Inc.	1.125%	9/1/2027		2,245,000	5,902,105
Total					14,161,980

Computers 5.74%
Lumentum Holdings, Inc.	0.50%	12/15/2026		9,470,000	10,023,995
Okta, Inc.	0.125%	9/1/2025		21,830,000	21,426,145
Seagate HDD Cayman (Cayman Islands)(a)	3.50%	6/1/2028		1,604,000	2,159,585
Total					33,609,725

Diversified Financial Services 3.65%
Coinbase Global, Inc.	0.50%	6/1/2026		7,535,000	7,602,815
SoFi Technologies, Inc.†	1.25%	3/15/2029		4,415,000	7,490,047
Upstart Holdings, Inc.†	1.00%	11/15/2030		5,800,000	6,249,500
Total					21,342,362

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND February 28, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Electric 4.41%
Duke Energy Corp.	4.125%	4/15/2026	$6,415,000	$6,851,220
NRG Energy, Inc.	2.75%	6/1/2048	1,650,000	4,247,760
PPL Capital Funding, Inc.	2.875%	3/15/2028	5,170,000	5,653,395
Southern Co.†	4.50%	6/15/2027	8,315,000	9,032,169
Total				25,784,544

Engineering & Construction 1.36%
Granite Construction, Inc.†	3.25%	6/15/2030	6,330,000	7,985,612

Entertainment 2.99%
IMAX Corp. (Canada)(a)	0.50%	4/1/2026	4,600,000	4,997,132
Live Nation Entertainment, Inc.	3.125%	1/15/2029	8,475,000	12,530,288
Total				17,527,420

Health Care-Products 2.86%
Insulet Corp.	0.375%	9/1/2026	6,165,000	8,018,507
iRhythm Technologies, Inc.†	1.50%	9/1/2029	4,225,000	4,513,356
LeMaitre Vascular, Inc.†	2.50%	2/1/2030	4,033,000	4,178,188
Total				16,710,051

Internet 18.79%
Alibaba Group Holding Ltd. (China)†(a)	0.50%	6/1/2031	7,900,000	11,397,725
Booking Holdings, Inc.	0.75%	5/1/2025	1,280,000	3,422,632
Match Group Financeco 2, Inc.†	0.875%	6/15/2026	23,700,000	22,574,250
Q2 Holdings, Inc.	0.75%	6/1/2026	3,375,000	3,862,350
Sea Ltd. (Singapore)(a)	2.375%	12/1/2025	4,140,000	5,992,650
Shopify, Inc. (Canada)(a)	0.125%	11/1/2025	19,513,000	20,166,685
Spotify USA, Inc.	Zero Coupon	3/15/2026	4,620,000	5,841,528
Trip.com Group Ltd. (Singapore)†(a)	0.75%	6/15/2029	3,500,000	3,895,500
Wayfair, Inc.	1.00%	8/15/2026	10,775,000	10,098,869
Wayfair, Inc.	3.25%	9/15/2027	3,100,000	3,203,850
Wix.com Ltd. (Israel)(a)	Zero Coupon	8/15/2025	16,000,000	15,640,000
Zillow Group, Inc.	2.75%	5/15/2025	3,345,000	3,891,908
Total				109,987,947

Investment Companies 1.12%
Core Scientific, Inc.†	Zero Coupon	6/15/2031	6,950,000	6,550,375

Leisure Time 1.35%
Carnival Corp.	5.75%	12/1/2027	1,210,000	2,357,685
NCL Corp. Ltd.	1.125%	2/15/2027	5,500,000	5,539,875
Total				7,897,560

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND February 28, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Machinery: Construction & Mining 0.82%
Siemens Energy Finance BV	5.625%	9/14/2025	EUR	1,300,000	$4,786,166

Media 0.80%
Liberty Media Corp.-Liberty Formula One	2.25%	8/15/2027		$3,700,000	4,700,850

Metal Fabricate-Hardware 0.58%
Xometry, Inc.	1.00%	2/1/2027		3,500,000	3,386,250

Mining 1.45%
MP Materials Corp.†	3.00%	3/1/2030		6,250,000	8,484,375

Miscellaneous Manufacturing 0.88%
Axon Enterprise, Inc.	0.50%	12/15/2027		2,185,000	5,141,305

REITS 2.21%
Welltower OP LLC†	3.125%	7/15/2029		9,900,000	12,949,200

Semiconductors 0.89%
Nova Ltd. (Israel)(a)	Zero Coupon	10/15/2025		1,125,000	3,597,750
ON Semiconductor Corp.	0.50%	3/1/2029		1,836,000	1,628,257
Total					5,226,007

Software 19.53%
Cloudflare, Inc.	Zero Coupon	8/15/2026		5,525,000	5,849,041
Datadog, Inc.†	Zero Coupon	12/1/2029		5,675,000	5,141,550
Five9, Inc.	0.50%	6/1/2025		22,669,000	22,315,364
Guidewire Software, Inc.†	1.25%	11/1/2029		8,085,000	8,642,865
HubSpot, Inc.	0.375%	6/1/2025		2,160,000	5,519,396
MicroStrategy, Inc.†	Zero Coupon	12/1/2029		24,000,000	18,816,000
Pegasystems, Inc.	0.75%	3/1/2025		3,000,000	3,014,826
RingCentral, Inc.	Zero Coupon	3/15/2026		25,365,000	24,096,750
Snowflake, Inc.†	Zero Coupon	10/1/2027		8,755,000	11,337,725
Tyler Technologies, Inc.	0.25%	3/15/2026		4,425,000	5,619,750
Vertex, Inc.†	0.75%	5/1/2029		3,495,000	3,931,875
Total					114,285,142

Telecommunications 0.93%
Xiaomi Best Time International Ltd. (Hong Kong)(a)	Zero Coupon	12/17/2027		3,700,000	5,463,050
Total Convertible Bonds (cost $466,236,471)					494,606,993

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND February 28, 2025

Investments	Dividend Rate	Shares	Fair Value
CONVERTIBLE PREFERRED STOCKS 11.38%

Aerospace & Defense 2.92%
Boeing Co.	6.00%	284,900	$17,089,727

Banks 3.74%
Bank of America Corp.	7.25%	17,654	21,908,616

Capital Markets 1.38%
Ares Management Corp.	6.75%	149,520	8,098,003

Electric: Utilities 1.57%
NextEra Energy, Inc.	7.299%	191,400	9,169,974

Financial Services 1.16%
Apollo Global Management, Inc.	6.75%	85,905	6,782,110

Machinery 0.61%
Chart Industries, Inc.	6.75%	51,000	3,588,105
Total Convertible Preferred Stocks (cost $67,234,131)			66,636,535
Total Long-Term Investments (cost $534,690,477)			562,158,748

	Principal Amount‡

OPTIONS PURCHASED 1.01% (cost $10,826,316)		5,938,060

SHORT-TERM INVESTMENTS 3.39%

REPURCHASE AGREEMENTS 3.39%
Repurchase Agreement dated 2/28/2025, 2.050% due 3/3/2025 with Fixed Income Clearing Corp. collateralized by $20,085,000 of U.S. Treasury Note at 4.375% due 7/31/2026; value: $20,223,600; proceeds: $19,830,404 (cost $19,827,017)	$19,827,017	19,827,017
Total Investments in Securities 100.45% (cost $565,343,810)		587,923,825
Other Assets and Liabilities – Net(b) (0.45)%		(2,634,914)
Net Assets 100.00%		$585,288,911

EUR	Euro.
REITS	Real Estate Investment Trusts.
*	Non-income producing security.
‡	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At February 28, 2025, the total value of Rule 144A securities was $161,430,187, which represents 27.58% of net assets.
(a)	Foreign security traded in U.S. dollars.
(b)	Other Assets and Liabilities – Net include net unrealized appreciation/(depreciation) on forward foreign currency exchange contracts, options purchased and written options as follows:

4	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND February 28, 2025

Options Purchased at February 28, 2025:

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price	Notional Amount	Value
Bloom Energy Corp. Call	UBS AG	500,000	6/20/2025	$26.00	$500,000	$1,711,968
CyberArk Software Ltd. Call	Goldman Sachs	17,600	5/16/2025	380.00	17,600	342,602
GDS Holdings Ltd. Call	Morgan Stanley	213,000	6/20/2025	47.00	213,000	1,202,077
Palo Alto Networks, Inc. Call	Morgan Stanley	50,000	6/20/2025	200.00	50,000	604,155
Pure Storage, Inc. Call	Morgan Stanley	191,000	3/21/2025	75.00	191,000	1,679
Rocket Lab USA, Inc. Call	Morgan Stanley	405,000	6/20/2025	33.00	405,000	421,119
Royal Caribbean Cruises Ltd. Call	Morgan Stanley	55,000	6/20/2025	280.00	55,000	512,230
Travere Therapeutics, Inc. Call	Goldman Sachs	425,000	6/20/2025	22.50	425,000	1,142,230
Total OTC Options Purchased						$5,938,060

OTC Written Options at February 28, 2025:

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Fair Value	Premiums (Received)	Unrealized Appreciation
Bloom Energy Corp. Call	UBS AG	$35.00	6/20/2025	500,000	$(500,000)	$(634,625)	$(1,057,100)	$422,475

Forward Foreign Currency Exchange Contracts at February 28, 2025:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Sell	State Street Bank and Trust	5/23/2025	10,110,000	$10,612,366	$10,532,273	$80,093

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)(concluded)

CONVERTIBLE FUND February 28, 2025

The following is a summary of the inputs used as of February 28, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$915,220	$–	$–	$915,220
Convertible Bonds	–	494,606,993	–	494,606,993
Convertible Preferred Stocks	–	66,636,535	–	66,636,535
Options Purchased	–	5,938,060	–	5,938,060
Short-Term Investments
Repurchase Agreements	–	19,827,017	–	19,827,017
Total	$915,220	$587,008,605	$–	$587,923,825
Other Financial Instruments
OTC Option Written
Assets	$–	$–	$–	$–
Liabilities	–	(634,625)	–	(634,625)
Forward Foreign Currency Exchange Contracts
Assets	–	80,093	–	80,093
Liabilities	–	–	–	–
Total	$–	$(554,532)	$–	$(554,532)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

6	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

CORE FIXED INCOME FUND February 28, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 120.70%

ASSET-BACKED SECURITIES 15.51%

Automobiles 6.48%
Bank of America Auto Trust Series 2023-1A Class A3†	5.53%	2/15/2028	$15,645,000	$15,786,831
BofA Auto Trust Series 2024-1A Class A3†	5.35%	11/15/2028	7,250,000	7,345,738
CarMax Auto Owner Trust Series 2023-3 Class B	5.47%	2/15/2029	13,405,000	13,668,296
Chase Auto Owner Trust Series 2024-1A Class A3†	5.13%	5/25/2029	16,070,000	16,259,944
Citizens Auto Receivables Trust Series 2023-1 Class A3†	5.84%	1/18/2028	10,960,000	11,060,356
Citizens Auto Receivables Trust Series 2023-2 Class A3†	5.83%	2/15/2028	17,924,000	18,141,436
Citizens Auto Receivables Trust Series 2024-2 Class A4†	5.26%	4/15/2031	9,945,000	10,148,276
Exeter Automobile Receivables Trust Series 2023-3A Class D	6.68%	4/16/2029	7,080,000	7,285,691
Exeter Automobile Receivables Trust Series 2024-4A Class B	5.29%	8/15/2030	10,058,000	10,148,965
Exeter Automobile Receivables Trust Series 2024-4A Class C	5.48%	8/15/2030	6,120,000	6,209,467
Exeter Automobile Receivables Trust Series 2024-5A Class B	4.48%	4/16/2029	9,675,000	9,661,270
Exeter Automobile Receivables Trust Series 2025-1A Class B	4.91%	8/15/2029	12,630,000	12,720,566
Flagship Credit Auto Trust Series 2022-3 Class A3†	4.55%	4/15/2027	2,528,336	2,528,858
Flagship Credit Auto Trust Series 2023-1 Class A3†	5.01%	8/16/2027	6,395,855	6,403,105
Ford Credit Auto Lease Trust Series 2025-A Class B	4.96%	2/15/2029	8,845,000	8,930,928
Ford Credit Auto Owner Trust Series 2023-A Class C	5.51%	9/15/2030	6,000,000	6,100,073
GM Financial Automobile Leasing Trust Series 2023-1 Class B	5.51%	1/20/2027	3,580,000	3,591,116
GM Financial Automobile Leasing Trust Series 2023-2 Class B	5.54%	5/20/2027	9,700,000	9,760,619
Hyundai Auto Lease Securitization Trust Series 2025-A Class A3†	4.83%	1/18/2028	7,015,000	7,080,346
M&T Bank Auto Receivables Trust Series 2025-1A Class A4†	4.89%	7/15/2032	8,648,000	8,748,946
NextGear Floorplan Master Owner Trust Series 2022-1A Class A2†	2.80%	3/15/2027	8,473,000	8,468,044
Nissan Auto Lease Trust Series 2025-A Class A3	4.75%	3/15/2028	10,905,000	11,005,084
Octane Receivables Trust Series 2022-2A Class A†	5.11%	2/22/2028	433,296	433,807

See Notes to Schedule of Investments.	7

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Octane Receivables Trust Series 2023-3A Class A2†	6.44%		3/20/2029	$4,600,603	$4,648,803
PenFed Auto Receivables Owner Trust Series 2024-A Class A4†	4.75%		3/15/2030	6,320,000	6,358,318
Santander Consumer Auto Receivables Trust Series 2020-BA Class F†	7.03%		8/15/2028	4,168,291	4,187,051
Santander Drive Auto Receivables Trust Series 2022-5 Class B	4.43%		3/15/2027	1,183,758	1,183,945
Santander Drive Auto Receivables Trust Series 2022-6 Class B	4.72%		6/15/2027	6,244,544	6,246,026
Santander Drive Auto Receivables Trust Series 2023-5 Class C	6.43%		2/18/2031	5,785,000	6,040,323
Santander Drive Auto Receivables Trust Series 2024-1 Class A3	5.25%		4/17/2028	19,578,000	19,650,505
Santander Drive Auto Receivables Trust Series 2024-2 Class D	6.28%		8/15/2031	9,905,000	10,285,038
SFS Auto Receivables Securitization Trust Series 2025-1A Class B†	5.11%		2/20/2031	8,810,000	8,951,934
Westlake Automobile Receivables Trust Series 2023-1A Class A3†	5.21%		1/18/2028	4,246,215	4,250,935
Westlake Automobile Receivables Trust Series 2024-1A Class C†	5.65%		2/15/2029	8,435,000	8,568,079
Total					291,858,719

Credit Card 1.31%
Capital One Multi-Asset Execution Trust Series 2005-B3 Class B3	5.114% (3 mo. USD Term SOFR + 0.81%)	#	5/15/2028	9,093,000	9,080,131
Capital One Multi-Asset Execution Trust Series 2022-A1 Class A1	2.80%		3/15/2027	23,095,000	23,087,074
First National Master Note Trust Series 2024-1 Class A	5.34%		5/15/2030	14,980,000	15,281,314
World Financial Network Credit Card Master Trust Series 2023-A Class A	5.02%		3/15/2030	11,265,000	11,351,916
Total					58,800,435

Other 7.72%
ACRES Commercial Realty Ltd. Series 2021-FL2 Class A†	5.826% (1 mo. USD Term SOFR + 1.51%)	#	1/15/2037	3,369,941	3,358,429
Affirm Asset Securitization Trust Series 2023-B Class A†	6.82%		9/15/2028	7,825,000	7,904,910
Affirm Asset Securitization Trust Series 2024-A Class 1A†	5.61%		2/15/2029	8,695,000	8,767,437

8	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Affirm Asset Securitization Trust Series 2024-A Class A†	5.61%		2/15/2029	$2,885,000	$2,909,035
Affirm Asset Securitization Trust Series 2024-B Class A†	4.62%		9/15/2029	8,400,000	8,391,536
Affirm Master Trust Series 2025-1A Class A†	4.99%		2/15/2033	4,685,000	4,703,510
AIMCO CLO Series 2018-AA Class AR†	5.825% (3 mo. USD Term SOFR + 1.31%)	#	10/17/2037	27,270,000	27,512,969
Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL4 Class A†	5.776% (1 mo. USD Term SOFR + 1.46%)	#	11/15/2036	3,378,877	3,387,146
Avant Loans Funding Trust Series 2024-REV1 Class A†	5.92%		10/15/2033	9,795,000	9,952,109
Bain Capital Credit CLO Ltd. Series 2023-4A Class C†	7.193% (3 mo. USD Term SOFR + 2.90%)	#	10/21/2036	4,090,000	4,128,960
Ballyrock CLO 22 Ltd. Series 2024-22A Class A1A†	5.842% (3 mo. USD Term SOFR + 1.54%)	#	4/15/2037	12,450,000	12,524,279
Ballyrock CLO 27 Ltd. Series 2024-27A Class A1A†	6.212% (3 mo. USD Term SOFR + 1.35%)	#	10/25/2037	11,510,000	11,570,402
Benefit Street Partners CLO XXXIII Ltd. Series 2023-33A Class B†	6.60% (3 mo. USD Term SOFR + 2.30%)	#	1/25/2036	6,370,000	6,444,725
Birch Grove CLO 3 Ltd. Series 2021-3A Class BR†	5.905% (3 mo. USD Term SOFR + 1.60%)	#	1/19/2038	8,700,000	8,735,670
Bristol Park CLO Ltd. Series 2016-1A Class CR†	6.514% (3 mo. USD Term SOFR + 2.21%)	#	4/15/2029	6,460,000	6,475,280
BSPRT Issuer Ltd. Series 2022-FL8 Class A†	5.839% (30 day USD SOFR Average + 1.50%)	#	2/15/2037	1,121,609	1,121,758
CIFC Funding Ltd. Series 2024-1A Class A†	5.793% (3 mo. USD Term SOFR + 1.50%)	#	4/18/2037	12,750,000	12,816,079
Dell Equipment Finance Trust Series 2023-2 Class A2†	5.84%		1/22/2029	200,418	200,626
Dell Equipment Finance Trust Series 2024-2 Class A3†	4.59%		8/22/2030	11,520,000	11,586,593
Eaton Vance CLO Ltd. Series 2013-1A Class A13R†	5.814% (3 mo. USD Term SOFR + 1.51%)	#	1/15/2034	4,198,000	4,204,123

See Notes to Schedule of Investments.	9

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Elmwood CLO 16 Ltd. Series 2022-3A Class AR†	5.823% (3 mo. USD Term SOFR + 1.53%)	#	4/20/2037	$11,750,000	$11,811,011
Elmwood CLO 27 Ltd. Series 2024-3A Class B†	6.243% (3 mo. USD Term SOFR + 1.95%)	#	4/18/2037	3,830,000	3,858,409
Generate CLO 16 Ltd. Series 2024-16A Class A1†	5.833% (3 mo. USD Term SOFR + 1.54%)	#	7/20/2037	9,850,000	9,916,314
KKR CLO 35 Ltd. Series 35A Class BR†	5.917% (3 mo. USD Term SOFR + 1.60%)	#	1/20/2038	7,150,000	7,158,898
Lending Funding Trust Series 2020-2A Class A†	2.32%		4/21/2031	5,317,000	5,148,514
Lendmark Funding Trust Series 2021-1A Class C†	3.41%		11/20/2031	2,095,000	1,963,150
Lendmark Funding Trust Series 2021-2A Class B†	2.37%		4/20/2032	6,465,000	5,957,969
LoanCore Issuer Ltd. Series 2022-CRE7 Class A†	5.889% (30 day USD SOFR Average + 1.55%)	#	1/17/2037	5,061,058	5,074,136
Magnetite XLII Ltd. Series 2024-42A Class A1†	5.621% (3 mo. USD Term SOFR + 1.31%)	#	1/25/2038	16,120,000	16,266,888
Mariner Finance Issuance Trust Series 2021-AA Class D†	3.83%		3/20/2036	2,420,000	2,309,603
Marlette Funding Trust Series 2022-3A Class B†	5.95%		11/15/2032	1,329,949	1,331,761
MF1 LLC Series 2022-FL9 Class A†	6.462% (1 mo. USD Term SOFR + 2.15%)	#	6/19/2037	4,246,637	4,251,786
OHA Credit Funding 17 Ltd. Series 2024-17A Class C†	6.593% (3 mo. USD Term SOFR + 2.30%)	#	4/20/2037	7,350,000	7,430,952
OneMain Financial Issuance Trust Series 2022-3A Class A†	5.94%		5/15/2034	7,076,417	7,127,581
Palmer Square CLO Ltd. Series 2024-2A Class A1†	5.693% (3 mo. USD Term SOFR + 1.40%)	#	7/20/2037	9,980,000	10,045,334
PEAC Solutions Receivables LLC Series 2024-2A Class A3†	4.65%		10/20/2031	9,885,000	9,899,124
Post CLO Ltd. Series 2023-1A Class B1†	6.793% (3 mo. USD Term SOFR + 2.50%)	#	4/20/2036	3,085,000	3,100,302
Post Road Equipment Finance Series 2022-1A Class A2†	4.88%		11/15/2028	1,663,172	1,663,768
RAD CLO 21 Ltd. Series 2023-21A Class BR†	5.867% (3 mo. USD Term SOFR + 1.55%)	#	1/25/2037	7,110,000	7,118,858

10	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Rad CLO 23 Ltd. Series 2024-23A Class B1†	6.343% (3 mo. USD Term SOFR + 2.05%)	#	4/20/2037	$4,750,000	$4,800,573
RAD CLO 27 Ltd. Series 2024-27A Class A1†	5.611% (3 mo. USD Term SOFR + 1.32%)	#	1/15/2038	7,290,000	7,337,331
Ready Capital Mortgage Financing LLC Series 2023-FL12 Class A†	6.654% (1 mo. USD Term SOFR + 2.34%)	#	5/25/2038	2,183,382	2,186,158
Sandstone Peak III Ltd. Series 2024-1A Class A1†	5.93% (3 mo. USD Term SOFR + 1.63%)	#	4/25/2037	13,330,000	13,409,172
SCF Equipment Leasing LLC Series 2024-1A Class A3†	5.52%		1/20/2032	23,210,000	23,755,403
Texas Debt Capital CLO Ltd. Series 2024-1A Class B†	6.24% (3 mo. USD Term SOFR + 1.95%)	#	4/22/2037	9,520,000	9,602,353
Verizon Master Trust Series 2024-2 Class A†	4.83%		12/22/2031	7,987,000	8,114,515
Total					347,335,439
Total Asset-Backed Securities (cost $693,194,559)					697,994,593

CORPORATE BONDS 35.06%

Aerospace/Defense 0.21%
Boeing Co.	6.388%		5/1/2031	8,952,000	9,541,977

Agriculture 1.53%
BAT Capital Corp.	5.834%		2/20/2031	3,658,000	3,813,971
BAT Capital Corp.	6.343%		8/2/2030	17,938,000	19,160,137
Imperial Brands Finance PLC (United Kingdom)†(a)	5.50%		2/1/2030	17,069,000	17,469,779
Imperial Brands Finance PLC (United Kingdom)†(a)	6.125%		7/27/2027	6,880,000	7,095,696
Philip Morris International, Inc.	5.625%		11/17/2029	6,254,000	6,520,105
Reynolds American, Inc.	4.45%		6/12/2025	9,194,000	9,187,318
Viterra Finance BV (Netherlands)†(a)	4.90%		4/21/2027	5,719,000	5,710,255
Total					68,957,261

Auto Manufacturers 1.00%
Ford Motor Co.	4.346%		12/8/2026	6,624,000	6,511,982
Ford Motor Credit Co. LLC	2.70%		8/10/2026	9,056,000	8,727,090
Ford Motor Credit Co. LLC	6.125%		3/8/2034	7,977,000	7,790,883
Hyundai Capital America†	1.80%		10/15/2025	18,735,000	18,405,036
Hyundai Capital America†	5.80%		6/26/2025	3,324,000	3,333,719
Total					44,768,710

See Notes to Schedule of Investments.	11

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks 9.18%
ABN AMRO Bank NV (Netherlands)†(a)	3.324% (5 yr. CMT + 1.90%)	#	3/13/2037	$7,800,000	$6,773,763
Bank of America Corp.	1.658% (SOFR + 0.91%)	#	3/11/2027	4,902,000	4,760,635
Bank of America Corp.	3.593% (3 mo. USD Term SOFR + 1.63%)	#	7/21/2028	14,259,000	13,898,303
Bank of America Corp.	3.97% (3 mo. USD Term SOFR + 1.33%)	#	3/5/2029	18,874,000	18,510,634
Barclays PLC (United Kingdom)(a)	6.496% (SOFR + 1.88%)	#	9/13/2027	18,000,000	18,463,942
BNP Paribas SA (France)†(a)	4.375% (5 yr. USD Swap + 1.48%)	#	3/1/2033	4,175,000	4,052,386
Citigroup, Inc.	3.887% (3 mo. USD Term SOFR + 1.82%)	#	1/10/2028	16,090,000	15,884,268
Citigroup, Inc.	3.98% (3 mo. USD Term SOFR + 1.60%)	#	3/20/2030	9,838,000	9,516,744
Citigroup, Inc.	5.827% (SOFR + 2.06%)	#	2/13/2035	9,659,000	9,707,185
Citizens Financial Group, Inc.	5.718% (SOFR + 1.91%)	#	7/23/2032	5,000,000	5,113,484
Danske Bank AS (Denmark)†(a)	4.298% (1 yr. CMT + 1.75%)	#	4/1/2028	20,231,000	20,089,853
Danske Bank AS (Denmark)†(a)	4.375%		6/12/2028	9,903,000	9,814,018
Danske Bank AS (Denmark)†(a)	6.259% (1 yr. CMT + 1.18%)	#	9/22/2026	14,803,000	14,932,139
JPMorgan Chase & Co.	2.963% (SOFR + 1.26%)	#	1/25/2033	20,118,000	17,784,663
JPMorgan Chase & Co.	3.782% (3 mo. USD Term SOFR + 1.60%)	#	2/1/2028	24,978,000	24,610,898
KeyCorp	4.789% (SOFR + 2.06%)	#	6/1/2033	5,000,000	4,821,564
Macquarie Bank Ltd. (Australia)†(a)	3.052% (5 yr. CMT + 1.70%)	#	3/3/2036	4,333,000	3,810,489
Macquarie Group Ltd. (Australia)†(a)	4.654% (3 mo. USD LIBOR + 1.73%)	#	3/27/2029	7,544,000	7,525,726
Mitsubishi UFJ Financial Group, Inc. (Japan)(a)	5.541% (1 yr. CMT + 1.50%)	#	4/17/2026	8,785,000	8,793,690
Morgan Stanley	2.239% (SOFR + 1.18%)	#	7/21/2032	10,000,000	8,515,237
Morgan Stanley	4.431% (3 mo. USD Term SOFR + 1.89%)	#	1/23/2030	15,183,000	14,990,475

12	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Morgan Stanley	5.297% (SOFR + 2.62%)	#	4/20/2037	$5,246,000	$5,195,738
Morgan Stanley	5.32% (SOFR + 1.56%)	#	7/19/2035	10,333,000	10,377,079
NatWest Group PLC (United Kingdom)(a)	7.472% (1 yr. CMT + 2.85%)	#	11/10/2026	8,429,000	8,589,256
PNC Financial Services Group, Inc.	4.812% (SOFR + 1.26%)	#	10/21/2032	11,034,000	10,945,469
PNC Financial Services Group, Inc.	5.676% (SOFR + 1.90%)	#	1/22/2035	3,804,000	3,924,867
PNC Financial Services Group, Inc.	6.037% (SOFR + 2.14%)	#	10/28/2033	10,255,000	10,824,387
Truist Financial Corp.	5.711% (SOFR + 1.92%)	#	1/24/2035	10,282,000	10,578,388
Truist Financial Corp.	5.867% (SOFR + 2.36%)	#	6/8/2034	4,175,000	4,337,149
U.S. Bancorp	4.839% (SOFR + 1.60%)	#	2/1/2034	13,037,000	12,708,078
U.S. Bancorp	5.678% (SOFR + 1.86%)	#	1/23/2035	7,833,000	8,053,031
UBS Group AG (Switzerland)†(a)	1.364% (1 yr. CMT + 1.08%)	#	1/30/2027	6,618,000	6,428,988
UBS Group AG (Switzerland)†(a)	1.494% (1 yr. CMT + 0.85%)	#	8/10/2027	8,352,000	7,987,716
UBS Group AG (Switzerland)†(a)	6.301% (1 yr. CMT + 2.00%)	#	9/22/2034	10,900,000	11,709,793
UBS Group AG (Switzerland)†(a)	6.327% (1 yr. CMT + 1.60%)	#	12/22/2027	5,626,000	5,789,396
UBS Group AG (Switzerland)†(a)	6.442% (SOFR + 3.70%)	#	8/11/2028	14,127,000	14,665,533
Wells Fargo & Co.	2.188% (SOFR + 2.00%)	#	4/30/2026	4,559,000	4,540,711
Wells Fargo & Co.	2.393% (SOFR + 2.10%)	#	6/2/2028	6,505,000	6,191,793
Wells Fargo & Co.	3.35% (SOFR + 1.50%)	#	3/2/2033	8,807,000	7,914,014
Wells Fargo & Co.	3.584% (3 mo. USD Term SOFR + 1.57%)	#	5/22/2028	14,816,000	14,466,184
Wells Fargo Bank NA(b)	5.85%		2/1/2037	5,225,000	5,466,194
Total					413,063,860

See Notes to Schedule of Investments.	13

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Beverages 0.19%
Coca-Cola Consolidated, Inc.	5.45%		6/1/2034	$8,194,000	$8,433,741

Biotechnology 0.17%
Baxalta, Inc.	4.00%		6/23/2025	1,114,000	1,112,310
Royalty Pharma PLC	5.40%		9/2/2034	6,596,000	6,594,356
Total					7,706,666

Chemicals 0.22%
International Flavors & Fragrances, Inc.†	1.23%		10/1/2025	10,121,000	9,912,122

Commercial Services 0.27%
GXO Logistics, Inc.	6.50%		5/6/2034	5,875,000	6,093,670
Rollins, Inc.†	5.25%		2/24/2035	5,872,000	5,923,210
Total					12,016,880

Computers 0.31%
Accenture Capital, Inc.	4.25%		10/4/2031	5,967,000	5,842,923
Gartner, Inc.†	4.50%		7/1/2028	8,360,000	8,182,703
Total					14,025,626

Diversified Financial Services 2.54%
Air Lease Corp.	5.20%		7/15/2031	5,518,000	5,555,765
Aircastle Ltd.†	2.85%		1/26/2028	12,633,000	11,943,441
American Express Co.	5.284% (SOFR + 1.42%)	#	7/26/2035	10,088,000	10,173,060
Ameriprise Financial, Inc.	5.20%		4/15/2035	22,695,000	22,807,479
Aviation Capital Group LLC†	1.95%		1/30/2026	4,639,000	4,518,196
Aviation Capital Group LLC†	5.375%		7/15/2029	10,830,000	10,965,343
Aviation Capital Group LLC†	6.75%		10/25/2028	4,180,000	4,429,019
Avolon Holdings Funding Ltd. (Ireland)†(a)	2.125%		2/21/2026	19,630,000	19,135,734
Intercontinental Exchange, Inc.	5.25%		6/15/2031	8,990,000	9,243,576
Lseg U.S. Fin Corp.†	5.297%		3/28/2034	4,657,000	4,728,413
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%		3/15/2027	4,435,000	4,408,480
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%		4/15/2045	648,000	560,904
Nuveen LLC†	5.85%		4/15/2034	5,569,000	5,740,864
Total					114,210,274

Electric 5.02%
AEP Transmission Co. LLC	5.15%		4/1/2034	5,798,000	5,821,078
AES Corp.†	3.95%		7/15/2030	13,041,000	12,280,243

14	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND February 28, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Electric (continued)
Alfa Desarrollo SpA (Chile)†(a)	4.55%	9/27/2051	$7,523,971	$5,789,056
American Electric Power Co., Inc.	5.699%	8/15/2025	10,422,000	10,457,268
American Transmission Systems, Inc.†	2.65%	1/15/2032	10,360,000	8,929,479
Chile Electricity Lux MPC II SARL (Luxembourg)†(a)	5.58%	10/20/2035	6,770,000	6,718,413
Dominion Energy South Carolina, Inc.	5.30%	1/15/2035	6,038,000	6,158,968
Duke Energy Indiana LLC	5.25%	3/1/2034	8,216,000	8,358,249
Enel Finance International NV (Netherlands)†(a)	5.125%	6/26/2029	5,488,000	5,540,558
Entergy Corp.	0.90%	9/15/2025	8,007,000	7,845,905
Entergy Louisiana LLC	5.15%	9/15/2034	10,000,000	10,007,225
Entergy Louisiana LLC	5.70%	3/15/2054	5,824,000	5,917,655
Evergy Missouri West, Inc.†	5.65%	6/1/2034	12,641,000	13,061,322
FIEMEX Energia – Banco Actinver SA Institucion de Banca Multiple (Mexico)†(a)	7.25%	1/31/2041	3,017,550	3,029,198
Florida Power & Light Co.	5.80%	3/15/2065	2,820,000	2,938,961
Indianapolis Power & Light Co.†	5.70%	4/1/2054	5,907,000	5,985,356
IPALCO Enterprises, Inc.	4.25%	5/1/2030	12,000,000	11,491,518
Liberty Utilities Co.†	5.869%	1/31/2034	8,756,000	8,995,816
MidAmerican Energy Co.	5.85%	9/15/2054	4,379,000	4,579,181
Minejesa Capital BV (Netherlands)†(a)	4.625%	8/10/2030	6,384,667	6,270,282
Narragansett Electric Co.†	5.35%	5/1/2034	6,045,000	6,131,250
NSTAR Electric Co.	5.40%	6/1/2034	9,042,000	9,277,525
Oglethorpe Power Corp.†	5.80%	6/1/2054	9,800,000	9,976,961
Oglethorpe Power Corp.	5.95%	11/1/2039	3,451,000	3,586,883
Ohio Edison Co.	8.25%	10/15/2038	2,419,000	3,078,555
Oncor Electric Delivery Co. LLC	4.65%	11/1/2029	13,923,000	13,924,836
Oncor Electric Delivery Co. LLC	5.65%	11/15/2033	6,266,000	6,542,554
Pertamina Geothermal Energy PT (Indonesia)(a)	5.15%	4/27/2028	8,921,000	8,990,834
Public Service Electric & Gas Co.	4.85%	8/1/2034	7,642,000	7,598,907
Vistra Operations Co. LLC†	5.70%	12/30/2034	6,684,000	6,721,143
Total				226,005,179

Engineering & Construction 0.12%
Sitios Latinoamerica SAB de CV (Mexico)†(a)	6.00%	11/25/2029	5,507,000	5,590,486

Entertainment 0.10%
Warnermedia Holdings, Inc.	3.788%	3/15/2025	4,629,000	4,625,910

Environmental Control 0.31%
Veralto Corp.	5.50%	9/18/2026	13,858,000	14,049,143

See Notes to Schedule of Investments.	15

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND February 28, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Food 0.20%
Gruma SAB de CV (Mexico)†(a)	5.39%	12/9/2034	$9,019,000	$8,949,554

Gas 0.99%
CenterPoint Energy Resources Corp.	1.75%	10/1/2030	17,787,000	15,184,748
East Ohio Gas Co.†	1.30%	6/15/2025	16,815,000	16,634,520
National Fuel Gas Co.	3.95%	9/15/2027	13,000,000	12,764,513
Total				44,583,781

Health Care-Products 0.40%
Solventum Corp.	5.45%	3/13/2031	7,783,000	7,976,735
Solventum Corp.	5.60%	3/23/2034	9,655,000	9,886,582
Total				17,863,317

Health Care-Services 0.61%
Centene Corp.	2.45%	7/15/2028	21,189,000	19,319,575
Centene Corp.	3.375%	2/15/2030	6,442,000	5,834,219
Universal Health Services, Inc.	5.05%	10/15/2034	2,473,000	2,349,470
Total				27,503,264

Insurance 2.63%
Arch Capital Group Ltd.	7.35%	5/1/2034	5,000,000	5,768,397
Athene Global Funding†	1.985%	8/19/2028	14,763,000	13,413,649
Athene Global Funding†	5.62%	5/8/2026	12,979,000	13,137,718
Brown & Brown, Inc.	2.375%	3/15/2031	1,985,000	1,709,589
Brown & Brown, Inc.	5.65%	6/11/2034	6,831,000	6,998,605
CNO Global Funding†	5.875%	6/4/2027	11,648,000	11,944,002
F&G Global Funding†	2.30%	4/11/2027	4,996,000	4,741,906
GA Global Funding Trust†	2.90%	1/6/2032	7,248,000	6,271,568
GA Global Funding Trust†	3.85%	4/11/2025	7,677,000	7,669,279
GA Global Funding Trust†	4.40%	9/23/2027	11,335,000	11,249,975
Jackson National Life Global Funding†	4.60%	10/1/2029	7,120,000	7,045,617
Marsh & McLennan Cos., Inc.	4.85%	11/15/2031	12,534,000	12,580,173
Metropolitan Life Global Funding I†	4.05%	8/25/2025	536,000	534,671
New York Life Global Funding†	4.55%	1/28/2033	7,387,000	7,204,749
Principal Life Global Funding II†	5.10%	1/25/2029	8,117,000	8,249,378
Total				118,519,276

Internet 0.41%
Prosus NV (Netherlands)(a)	4.027%	8/3/2050	6,185,000	4,262,245
Uber Technologies, Inc.†	4.50%	8/15/2029	14,184,000	13,993,733
Total				18,255,978

16	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND February 28, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Iron-Steel 0.18%
Vale Overseas Ltd. (Brazil)(a)	6.40%	6/28/2054	$7,817,000	$7,861,876

Machinery-Diversified 0.44%
nVent Finance SARL (Luxembourg)(a)	4.55%	4/15/2028	10,940,000	10,879,258
nVent Finance SARL (Luxembourg)(a)	5.65%	5/15/2033	5,387,000	5,462,447
Otis Worldwide Corp.	5.125%	11/19/2031	3,468,000	3,516,078
Total				19,857,783

Media 0.11%
Discovery Communications LLC	3.95%	3/20/2028	5,073,000	4,889,337

Mining 0.87%
Anglo American Capital PLC (United Kingdom)†(a)	3.875%	3/16/2029	6,526,000	6,302,312
Antofagasta PLC (Chile)†(a)	6.25%	5/2/2034	8,170,000	8,470,811
Glencore Funding LLC†	5.634%	4/4/2034	14,213,000	14,420,489
Minera Mexico SA de CV (Mexico)†(a)	5.625%	2/12/2032	10,233,000	10,143,461
Total				39,337,073

Oil & Gas 1.88%
APA Corp.†	4.75%	4/15/2043	2,277,000	1,876,775
Continental Resources, Inc.	4.90%	6/1/2044	6,826,000	5,682,278
Continental Resources, Inc.†	5.75%	1/15/2031	14,000,000	14,212,960
Coterra Energy, Inc.	5.60%	3/15/2034	11,013,000	11,158,650
Eni SpA (Italy)†(a)	5.70%	10/1/2040	6,000,000	5,827,335
EQT Corp.	5.75%	2/1/2034	5,707,000	5,835,243
EQT Corp.	7.00%	2/1/2030	16,000,000	17,295,193
Expand Energy Corp.	5.375%	3/15/2030	3,998,000	3,976,655
Occidental Petroleum Corp.	6.45%	9/15/2036	4,500,000	4,704,655
ORLEN SA (Poland)†(a)	6.00%	1/30/2035	8,778,000	8,937,835
Ovintiv, Inc.	6.50%	2/1/2038	4,744,000	4,963,455
Total				84,471,034

Pharmaceuticals 0.55%
Bayer Corp.†	6.65%	2/15/2028	8,085,000	8,434,023
Bayer U.S. Finance LLC†	6.25%	1/21/2029	10,000,000	10,332,222
Bayer U.S. Finance LLC†	6.375%	11/21/2030	5,708,000	5,970,100
Total				24,736,345

Pipelines 1.34%
Cheniere Energy, Inc.	4.625%	10/15/2028	6,420,000	6,346,038
Columbia Pipeline Group, Inc.	4.50%	6/1/2025	4,090,000	4,084,424
Eastern Gas Transmission & Storage, Inc.	3.00%	11/15/2029	7,044,000	6,556,653

See Notes to Schedule of Investments.	17

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND February 28, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Pipelines (continued)
Energy Transfer LP†	7.375%	2/1/2031	$4,803,000	$5,065,163
Galaxy Pipeline Assets Bidco Ltd. (Jersey)†(a)	3.25%	9/30/2040	9,847,000	7,652,979
NGPL PipeCo LLC†	3.25%	7/15/2031	4,741,000	4,168,501
Sabine Pass Liquefaction LLC	5.625%	3/1/2025	221,000	221,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	5.50%	3/1/2030	18,445,000	18,668,360
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	6.875%	1/15/2029	7,163,000	7,335,213
Total				60,098,331

REITS 1.50%
American Tower Corp.	3.80%	8/15/2029	19,645,000	18,871,230
Brixmor Operating Partnership LP(c)	5.20%	4/1/2032	4,988,000	5,010,460
Crown Castle, Inc.	3.30%	7/1/2030	23,168,000	21,436,399
VICI Properties LP/VICI Note Co., Inc.†	4.25%	12/1/2026	4,407,000	4,352,192
VICI Properties LP/VICI Note Co., Inc.†	4.625%	12/1/2029	18,516,000	18,006,799
Total				67,677,080

Retail 0.09%
Alimentation Couche-Tard, Inc. (Canada)†(a)	5.617%	2/12/2054	3,932,000	3,834,698

Semiconductors 0.63%
Broadcom, Inc.†	4.15%	4/15/2032	3,716,000	3,540,790
Broadcom, Inc.	4.80%	10/15/2034	8,932,000	8,748,255
Foundry JV Holdco LLC†	5.50%	1/25/2031	7,113,000	7,247,956
Foundry JV Holdco LLC†	6.15%	1/25/2032	8,539,000	8,955,951
Total				28,492,952

Software 0.66%
AppLovin Corp.	5.375%	12/1/2031	8,175,000	8,346,321
Atlassian Corp. (Australia)(a)	5.50%	5/15/2034	9,387,000	9,593,495
Oracle Corp.	2.875%	3/25/2031	4,450,000	3,986,318
Oracle Corp.	6.125%	7/8/2039	3,000,000	3,173,888
Oracle Corp.	6.90%	11/9/2052	4,158,000	4,732,445
Total				29,832,467

Telecommunications 0.40%
Sprint Capital Corp.	8.75%	3/15/2032	15,000,000	18,064,335
Total Corporate Bonds (cost $1,569,605,542)				1,577,736,316

18	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
FLOATING RATE LOANS(d) 1.90%

Containers & Packaging 0.23%
Berry Global, Inc. 2023 Term Loan AA	6.175% (1 mo. USD Term SOFR + 1.75%)		7/1/2029	$10,189,247	$10,204,277

Diversified Financial Services 0.53%
Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6	6.07% (1 mo. USD Term SOFR + 1.75%)		6/24/2030	23,734,477	23,757,737

Electric 0.43%
NRG Energy, Inc. 2024 Term Loan	6.044% - 6.07% (1 mo. USD Term SOFR + 1.75%) (3 mo. USD Term SOFR + 1.75%)		4/16/2031	14,334,621	14,348,024
Vistra Operations Co. LLC 1st Lien Term Loan B3	–	(e)	12/20/2030	5,186,541	5,191,027
Total					19,539,051

Entertainment 0.26%
Flutter Financing BV 2024 Term Loan B (Netherlands)(a)	6.079% (3 mo. USD Term SOFR + 1.75%)		11/30/2030	11,842,310	11,829,343

Lodging 0.19%
Hilton Domestic Operating Co., Inc. 2023 Term Loan B4	6.069% (1 mo. USD Term SOFR + 1.75%)		11/8/2030	8,402,033	8,442,740

Media 0.17%
Charter Communications Operating LLC 2024 Term Loan B5	6.56% (3 mo. USD Term SOFR + 2.25%)		12/15/2031	7,581,000	7,578,422

Oil & Gas 0.09%
Hilcorp Energy I LP Term Loan B	6.315% (1 mo. USD Term SOFR + 2.00%)		2/11/2030	4,277,100	4,287,793
Total Floating Rate Loans (cost $85,665,666)					85,639,363

FOREIGN GOVERNMENT OBLIGATIONS(a) 1.09%

Japan 0.86%
Japan Bank for International Cooperation	2.875%		4/14/2025	38,708,000	38,633,994

Mexico 0.13%
Mexico Government International Bonds	4.875%		5/19/2033	6,089,000	5,623,667

See Notes to Schedule of Investments.	19

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Saudi Arabia 0.10%
Saudi Government International Bonds	5.75%		1/16/2054	$4,750,000	$4,633,738
Total Foreign Government Obligations (cost $48,923,337)					48,891,399

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 2.82%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K140 Class A2	2.25%		1/25/2032	12,930,000	11,260,842
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K143 Class A2	2.35%		3/25/2032	12,360,000	10,799,750
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K145 Class A2	2.58%		5/25/2032	13,878,000	12,280,552
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K146 Class A2	2.92%		6/25/2032	11,570,000	10,468,682
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K149 Class A2	3.53%		8/25/2032	14,930,000	14,041,549
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-150 Class A2	3.71%	#(f)	9/25/2032	18,600,000	17,685,475
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-151 Class A2	3.80%	#(f)	10/25/2032	13,870,000	13,257,592
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-153 Class A2	3.82%	#(f)	12/25/2032	11,317,500	10,825,813
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-154 Class A2	4.35%	#(f)	1/25/2033	6,245,574	6,186,232
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-156 Class A2	4.43%	#(f)	2/25/2033	12,000,000	11,949,066
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KG07 Class A2	3.123%	#(f)	8/25/2032	8,934,000	8,174,008
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $125,264,297)					126,929,561

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 29.56%
Federal Home Loan Mortgage Corp.	2.00%		2/1/2052	19,699,677	15,975,900
Federal Home Loan Mortgage Corp.	2.50%		6/1/2051 - 5/1/2052	19,970,603	16,722,184

20	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND February 28, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal Home Loan Mortgage Corp.	3.50%	2/1/2046	$2,376,478	$2,219,404
Federal Home Loan Mortgage Corp.	4.05%	7/1/2029	11,356,000	11,145,102
Federal Home Loan Mortgage Corp.	4.10%	10/1/2029	8,370,000	8,219,928
Federal Home Loan Mortgage Corp.	4.15%	10/1/2029	10,730,000	10,548,940
Federal Home Loan Mortgage Corp.	5.00%	7/1/2052 - 8/1/2052	14,646,884	14,584,044
Federal Home Loan Mortgage Corp.	5.50%	11/1/2039	11,183,774	11,392,366
Federal Home Loan Mortgage Corp.	6.00%	7/1/2039 - 9/1/2039	54,714,017	56,578,655
Federal Home Loan Mortgage Corp.	6.50%	11/1/2053	16,133,726	16,713,451
Federal National Mortgage Association	2.00%	1/1/2036 - 3/1/2037	32,348,385	29,303,581
Federal National Mortgage Association	2.50%	8/1/2035 - 5/1/2052	108,162,699	93,765,931
Federal National Mortgage Association	3.00%	3/1/2037 - 12/1/2048	16,289,349	14,594,168
Federal National Mortgage Association	3.50%	7/1/2045 - 4/1/2052	46,884,955	43,038,319
Federal National Mortgage Association	4.00%	5/1/2052 - 6/1/2052	11,194,202	10,622,938
Federal National Mortgage Association	5.00%	7/1/2052 - 10/1/2052	17,999,443	17,872,152
Federal National Mortgage Association	6.00%	2/1/2039	2,424,172	2,509,224
Government National Mortgage Association(g)	2.00%	TBA	30,862,000	25,353,903
Government National Mortgage Association(g)	2.50%	TBA	37,590,000	32,221,778
Government National Mortgage Association(g)	3.00%	TBA	54,491,000	48,484,321
Government National Mortgage Association(g)	4.50%	TBA	39,512,000	38,128,374
Government National Mortgage Association(g)	5.00%	TBA	24,627,000	24,318,491
Government National Mortgage Association(g)	5.50%	TBA	68,464,000	68,629,441
Government National Mortgage Association(g)	6.00%	TBA	90,217,000	91,392,192
Uniform Mortgage-Backed Security(g)	2.00%	TBA	110,949,000	93,079,829
Uniform Mortgage-Backed Security(g)	2.50%	TBA	46,400,000	38,801,472
Uniform Mortgage-Backed Security(g)	3.00%	TBA	35,893,000	31,279,407
Uniform Mortgage-Backed Security(g)	4.00%	TBA	21,149,000	19,824,933
Uniform Mortgage-Backed Security(g)	4.50%	TBA	17,546,000	16,898,946
Uniform Mortgage-Backed Security(g)	5.00%	TBA	111,967,000	111,542,468
Uniform Mortgage-Backed Security(g)	5.50%	TBA	212,776,000	214,214,310
Uniform Mortgage-Backed Security(g)	6.00%	TBA	78,331,000	79,552,943
Uniform Mortgage-Backed Security(g)	6.50%	TBA	9,859,000	10,146,764
Uniform Mortgage-Backed Security(g)	7.00%	TBA	10,327,000	10,804,104
Total Government Sponsored Enterprises Pass-Throughs (cost $1,326,985,295)				1,330,479,963

See Notes to Schedule of Investments.	21

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
MUNICIPAL BONDS 0.07%

Natural Gas 0.07%
Texas Natural Gas Securitization Finance Corp. A1 (cost $3,354,471)	5.102%		4/1/2035	$3,354,472	$3,420,469

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 10.22%
Bayview Opportunity Master Fund VI Trust Series 2021-6 Class A2†	2.50%	#(f)	10/25/2051	8,909,138	7,362,176
BBCMS Mortgage Trust Series 2025-5C33 Class A4(c)	5.839%		3/15/2058	12,830,000	13,397,671
Benchmark Mortgage Trust Series 2024-V12 Class A3	5.739%		12/15/2057	5,350,000	5,560,605
Benchmark Mortgage Trust Series 2024-V7 Class A3	6.228%	#(f)	5/15/2056	15,420,000	16,281,728
BMO Mortgage Trust Series 2023-C5 Class A4	5.494%		6/15/2056	2,658,000	2,757,845
BMO Mortgage Trust Series 2024-5C8 Class A3	5.625%	#(f)	12/15/2057	5,320,000	5,509,745
BX Trust Series 2025-ROIC Class A†	5.467% (1 mo. USD Term SOFR + 1.14%)	#	3/15/2030	8,930,000	8,930,223
Cantor Commercial Real Estate Lending Series 2019-CF3 Class A4	3.006%		1/15/2053	14,127,000	12,980,734
CF Trust Series 2019-BOSS Class A1†(h)	7.695% (1 mo. USD Term SOFR + 3.30%)	#	12/15/2024	763,287	78,848
Chase Home Lending Mortgage Trust Series 2024-RPL2 Class A1A†	3.25%	#(f)	8/25/2064	4,266,621	3,809,327
Chase Home Lending Mortgage Trust Series 2024-RPL3 Class A1A†	3.25%	#(f)	9/25/2064	3,496,570	3,125,906
Chase Home Lending Mortgage Trust Series 2024-RPL4 Class A1A†	3.375%	#(f)	12/25/2064	5,822,975	5,245,656
CIM Trust Series 2020-INV1 Class A2†	2.50%	#(f)	4/25/2050	4,882,238	4,061,793
CIM Trust Series 2021-J1 Class A1†	2.50%	#(f)	3/25/2051	7,574,480	6,235,823
Citigroup Commercial Mortgage Trust Series 2023-PRM3 Class A†	6.36%	#(f)	7/10/2028	9,950,000	10,402,351
Citigroup Mortgage Loan Trust, Inc. Series 2022-INV1 Class A3B†	3.00%	#(f)	11/27/2051	12,374,648	10,600,913
Commercial Mortgage Pass-Through Certificates Series 2015-LC21 Class AM	4.043%	#(f)	7/10/2048	4,547,000	4,518,952
CONE Trust Series 2024-DFW1 Class A†	5.954% (1 mo. USD Term SOFR + 1.64%)	#	8/15/2041	5,334,000	5,349,187
Ellington Financial Mortgage Trust Series 2020-1 Class A1†	2.006%	#(f)	5/25/2065	165,993	164,112
EQUS Mortgage Trust Series 2021-EQAZ Class A†	5.331% (1 mo. USD Term SOFR + 1.02%)	#	10/15/2038	4,370,759	4,361,820

22	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-HQA4 Class M1†	5.302% (30 day USD SOFR Average + .95%)	#	12/25/2041	$8,417,919	$8,411,482
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA2 Class M1B†	6.752% (30 day USD SOFR Average + 2.40%)	#	2/25/2042	13,360,000	13,694,401
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA3 Class A1†	6.202% (30 day USD SOFR Average + 1.85%)	#	11/25/2043	12,187,952	12,355,689
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA1 Class A1†	5.702% (30 day USD SOFR Average + 1.35%)	#	2/25/2044	8,252,913	8,315,329
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1 Class A1†	5.602% (30 day USD SOFR Average + 1.25%)	#	3/25/2044	14,446,940	14,529,286
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA2 Class A1†	5.602% (30 day USD SOFR Average + 1.25%)	#	8/25/2044	1,068,750	1,076,223
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2025-DNA1 Class A1†	5.302% (30 day USD SOFR Average + 0.95%)	#	1/25/2045	5,281,750	5,286,700
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R08 Class 1M1†	6.902% (30 day USD SOFR Average + 2.55%)	#	7/25/2042	3,545,810	3,646,490
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R01 Class 1M2†	8.103% (30 day USD SOFR Average + 3.75%)	#	12/25/2042	3,150,000	3,358,809
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R02 Class 1M1†	6.652% (30 day USD SOFR Average + 2.30%)	#	1/25/2043	10,834,859	11,094,420
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R04 Class 1M2†	7.903% (30 day USD SOFR Average + 3.55%)	#	5/25/2043	7,465,000	7,963,553

See Notes to Schedule of Investments.	23

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R07 Class 2M1†	6.303% (30 day USD SOFR Average + 1.95%)	#	9/25/2043	$1,522,465	$1,531,938
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R04 Class 1M2†	6.002% (30 day USD SOFR Average + 1.65%)	#	5/25/2044	2,325,000	2,344,045
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R01 Class 1M1†	5.453% (30 day USD SOFR Average + 1.10%)	#	1/25/2045	7,813,196	7,823,494
Flagstar Mortgage Trust Series 2021-11IN Class A20†	3.00%	#(f)	11/25/2051	3,810,347	3,276,739
Flagstar Mortgage Trust Series 2021-12 Class A2†	2.50%	#(f)	11/25/2051	6,613,206	5,444,437
Flagstar Mortgage Trust Series 2021-4 Class A1†	2.50%	#(f)	6/1/2051	10,730,222	8,840,271
Flagstar Mortgage Trust Series 2021-7 Class A1†	2.50%	#(f)	8/25/2051	11,609,334	9,557,587
GS Mortgage Securities Corp. Trust Series 2024-RVR Class A†	5.372%	#(f)	8/10/2041	9,150,000	9,201,756
GS Mortgage-Backed Securities Corp. Trust Series 2021-PJ1 Class A2†	2.50%	#(f)	6/25/2051	4,382,055	3,615,916
GS Mortgage-Backed Securities Trust Series 2021-PJ2 Class A2†	2.50%	#(f)	7/25/2051	7,693,498	6,355,313
GS Mortgage-Backed Securities Trust Series 2021-PJ8 Class A2†	2.50%	#(f)	1/25/2052	4,016,226	3,300,414
GS Mortgage-Backed Securities Trust Series 2022-PJ6 Class A4†	3.00%	#(f)	1/25/2053	16,213,619	13,860,484
Hudson Yards Mortgage Trust Series 2025-SPRL Class A†	5.467%	#(f)	1/13/2040	11,870,000	12,138,253
JP Morgan Mortgage Trust Series 2021-15 Class A2†	3.00%	#(f)	6/25/2052	12,581,959	10,787,301
JP Morgan Mortgage Trust Series 2021-INV6 Class A2†	3.00%	#(f)	4/25/2052	12,807,671	11,020,455
JP Morgan Mortgage Trust Series 2021-INV8 Class A2†	3.00%	#(f)	5/25/2052	7,731,046	6,632,941
JP Morgan Mortgage Trust Series 2022-1 Class A2†	3.00%	#(f)	7/25/2052	6,604,584	5,655,930
JP Morgan Mortgage Trust Series 2022-1 Class A3†	2.50%	#(f)	7/25/2052	5,789,203	4,762,595
JP Morgan Mortgage Trust Series 2022-3 Class A2†	3.00%	#(f)	8/25/2052	8,072,327	6,925,747
JP Morgan Mortgage Trust Series 2022-4 Class A3†	3.00%	#(f)	10/25/2052	4,561,783	3,905,182

24	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JP Morgan Mortgage Trust Series 2022-INV1 Class A3†	3.00%	#(f)	3/25/2052	$5,720,310	$4,914,659
JPMBB Commercial Mortgage Securities Trust Series 2014-C26 Class AS	3.80%		1/15/2048	3,515,341	3,438,511
KIND Commercial Mortgage Trust Series 2024-1 Class A†	6.202% (1 mo. USD Term SOFR + 1.89%)	#	8/15/2041	3,240,000	3,251,907
LoanCore Issuer Ltd. Series 2025-CRE8 Class A†	5.76% (1 mo. USD Term SOFR + 1.39%)	#	8/17/2042	7,500,000	7,491,867
Morgan Stanley Capital I Trust Series 2024-NSTB Class A†	3.90%	#(f)	9/24/2057	8,965,581	8,657,251
OBX Trust Series 2021-J1 Class A1†	2.50%	#(f)	5/25/2051	1,087,321	895,807
Oceanview Mortgage Trust Series 2021-3 Class A2†	2.50%	#(f)	7/25/2051	6,237,046	5,138,493
PFP Ltd. Series 2023-10 Class A†	6.677% (1 mo. USD Term SOFR + 2.36%)	#	9/16/2038	7,457,331	7,480,324
Rate Mortgage Trust Series 2021-HB1 Class A1†	2.50%	#(f)	12/25/2051	6,053,854	4,991,798
Residential Mortgage Loan Trust Series 2020-1 Class A1†	2.376%	#(f)	1/26/2060	26,668	26,289
ROCK Trust Series 2024-CNTR Class A†	5.388%		11/13/2041	11,120,000	11,293,798
Starwood Mortgage Residential Trust Series 2020-1 Class A1†	2.275%	#(f)	2/25/2050	30,235	28,948
TCO Commercial Mortgage Trust Series 2024-DPM Class A†	5.555% (1 mo. USD Term SOFR + 1.24%)	#	12/15/2039	12,120,000	12,139,622
TEXAS Commercial Mortgage Trust Series 2025-TWR Class A†(c)	5.603% (1 mo. USD Term SOFR + 1.29%)	#	4/15/2042	11,690,000	11,684,856
Wells Fargo Commercial Mortgage Trust Series 2015-NXS3 Class AS	3.972%	#(f)	9/15/2057	5,548,000	5,491,572
Wells Fargo Commercial Mortgage Trust Series 2024-5C1 Class A3	5.928%		7/15/2057	8,100,000	8,455,809
Wells Fargo Commercial Mortgage Trust Series 2025-5C3 Class A3	6.096%		1/15/2058	6,800,000	7,165,999
WFRBS Commercial Mortgage Trust Series 2014-C23 Class XA(i)	0.083%	#(f)	10/15/2057	1,671,501	20
Total Non-Agency Commercial Mortgage-Backed Securities (cost $457,780,241)					459,996,125

U.S. TREASURY OBLIGATIONS 24.47%
U.S. Treasury Bonds	2.375%		2/15/2042	77,018,000	57,625,108
U.S. Treasury Bonds	2.875%		5/15/2052	35,507,300	26,251,130
U.S. Treasury Bonds	3.875%		2/15/2043	52,877,000	48,812,081
U.S. Treasury Bonds	4.125%		8/15/2044	144,037,000	136,272,505

See Notes to Schedule of Investments.	25

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND February 28, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Bonds	4.25%	8/15/2054	$97,774,000	$93,985,257
U.S. Treasury Bonds	4.50%	11/15/2054	71,817,000	72,030,207
U.S. Treasury Bonds	4.625%	11/15/2044	120,188,000	121,540,115
U.S. Treasury Notes	3.125%	8/31/2029	97,637,000	94,105,286
U.S. Treasury Notes	4.25%	11/30/2026	175,059,000	175,749,662
U.S. Treasury Notes	4.375%	12/31/2029	190,530,500	193,537,309
U.S. Treasury Notes	4.875%	11/30/2025	80,954,000	81,340,013
Total U.S. Treasury Obligations (cost $1,093,539,588)				1,101,248,673
Total Long-Term Investments (cost $5,404,312,996)				5,432,336,462

SHORT-TERM INVESTMENTS 0.48%

REPURCHASE AGREEMENTS 0.48%
Repurchase Agreement dated 2/28/2025, 2.050% due 3/3/2025 with Fixed Income Clearing Corp. collateralized by $22,894,800 of U.S. Treasury Note at 0.750% due 8/31/2026; value: $21,783,200; proceeds: $21,359,629 (cost $21,355,981)			21,355,981	21,355,981

TIME DEPOSITS 0.00%
CitiBank N.A.(j) (cost $5,325)			5,325	5,325

			Shares

MONEY MARKET FUNDS 0.00%
Fidelity Government Portfolio(j) (cost $47,925)			47,925	47,925
Total Short-Term Investments (cost $21,409,231)				21,409,231
Total Investments in Securities 121.18% (cost $5,425,722,227)				5,453,745,693
Other Assets and Liabilities – Net(k) (21.18)%				(953,212,518)
Net Assets 100.00%				$4,500,533,175

CMT	Constant Maturity Rate.
LIBOR	London Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At February 28, 2025, the total value of Rule 144A securities was $1,520,999,128, which represents 33.80% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at February 28, 2025.
(a)	Foreign security traded in U.S. dollars.
(b)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(c)	Securities purchased on a when-issued basis.

26	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND February 28, 2025

(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at February 28, 2025.
(e)	Interest Rate to be determined.
(f)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(g)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(h)	Defaulted (non-income producing security).
(i)	Interest-only security. The principal amount shown is a notional amount representing the outstanding principal of the underlying debt obligation(s). Holders of interest only securities do not receive principal payments on the underlying debt obligation(s).
(j)	Security was purchased with the cash collateral from loaned securities.
(k)	Other Assets and Liabilities – Net include net unrealized appreciation/(depreciation) on futures contracts as follows:

Futures Contracts at February 28, 2025:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Ultra Treasury Note	June 2025	716	Long	$81,256,320	$81,803,000	$546,680
U.S. 2-Year Treasury Note	June 2025	411	Long	84,697,187	85,064,156	366,969
U.S. Ultra Treasury Bond	June 2025	235	Long	28,788,281	29,169,375	381,094
Total Unrealized Appreciation on Futures Contracts						$1,294,743

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	June 2025	399	Short	$(42,604,200)	$(43,067,063)	$(462,863)

The following is a summary of the inputs used as of February 28, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$697,994,593	$–	$697,994,593
Corporate Bonds	–	1,577,736,316	–	1,577,736,316
Floating Rate Loans	–	85,639,363	–	85,639,363
Foreign Government Obligations	–	48,891,399	–	48,891,399
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	126,929,561	–	126,929,561
Government Sponsored Enterprises Pass-Throughs	–	1,330,479,963	–	1,330,479,963
Municipal Bonds	–	3,420,469	–	3,420,469
Non-Agency Commercial Mortgage-Backed Securities	–	459,996,125	–	459,996,125
U.S. Treasury Obligations	–	1,101,248,673	–	1,101,248,673

Short-Term Investments
Repurchase Agreements	–	21,355,981	–	21,355,981
Time Deposits	–	5,325	–	5,325
Money Market Funds	47,925	–	–	47,925
Total	$47,925	$5,453,697,768	$–	$5,453,745,693

See Notes to Schedule of Investments.	27

Schedule of Investments (unaudited)(concluded)

CORE FIXED INCOME FUND February 28, 2025

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Futures Contracts
Assets	$1,294,743	$–	$–	$1,294,743
Liabilities	(462,863)	–	–	(462,863)
Total	$831,880	$–	$–	$831,880

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

28	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

CORE PLUS BOND FUND February 28, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
LONG-TERM INVESTMENTS 119.83%

ASSET-BACKED SECURITIES 12.62%

Automobiles 6.15%
Ally Bank Auto Credit-Linked Notes Series 2024-A Class E†	7.917%	5/17/2032	$4,167,058	$4,256,002
Ally Bank Auto Credit-Linked Notes Series 2024-B Class E†	6.678%	9/15/2032	3,467,947	3,487,849
Avid Automobile Receivables Trust Series 2021-1 Class E†	3.39%	4/17/2028	3,230,000	3,215,451
Bayview Opportunity Master Fund VII Trust Series 2024-SN1 Class E†	8.00%	10/15/2029	8,690,000	8,924,679
BMW Vehicle Lease Trust Series 2023-1 Class A4	5.07%	6/25/2026	3,750,000	3,754,267
BMW Vehicle Lease Trust Series 2023-2 Class A3	5.99%	9/25/2026	7,121,729	7,168,725
Carmax Auto Owner Trust Series 2023-3 Class C	5.61%	2/15/2029	3,735,000	3,815,721
CarMax Auto Owner Trust Series 2023-4 Class B	6.39%	5/15/2029	7,285,000	7,604,521
Carmax Auto Owner Trust Series 2024-3 Class D	5.67%	1/15/2031	2,535,000	2,575,769
Carvana Auto Receivables Trust Series 2020-N1A Class E†	5.20%	7/15/2027	2,067,571	2,055,363
Citizens Auto Receivables Trust Series 2023-2 Class A3†	5.83%	2/15/2028	13,840,000	14,007,893
Citizens Auto Receivables Trust Series 2024-2 Class A3†	5.33%	8/15/2028	3,040,000	3,074,428
CPS Auto Receivables Trust Series 2022-B Class E†	7.14%	10/15/2029	9,225,000	9,437,978
CPS Auto Receivables Trust Series 2023-A Class D†	6.44%	4/16/2029	4,000,000	4,086,502
Exeter Automobile Receivables Trust Series 2023-1A Class E†	12.07%	9/16/2030	7,000,000	7,993,920
Exeter Automobile Receivables Trust Series 2023-2A Class D	6.32%	8/15/2029	5,460,000	5,603,090
Exeter Automobile Receivables Trust Series 2023-3A Class D	6.68%	4/16/2029	5,475,000	5,634,062
Exeter Automobile Receivables Trust Series 2023-3A Class E†	9.98%	1/15/2031	6,250,000	6,819,794
Flagship Credit Auto Trust Series 2019-3 Class E†	3.84%	12/15/2026	558,908	558,630
Flagship Credit Auto Trust Series 2022-3 Class A3†	4.55%	4/15/2027	2,069,038	2,069,465
Flagship Credit Auto Trust Series 2023-1 Class A3†	5.01%	8/16/2027	2,800,029	2,803,203
Ford Credit Auto Lease Trust Series 2023-A Class C	5.54%	12/15/2026	7,370,000	7,393,381
Ford Credit Auto Lease Trust Series 2024-B Class B	5.18%	2/15/2028	7,735,000	7,832,277
GLS Auto Select Receivables Trust Series 2023-2A Class D†	8.22%	2/18/2031	6,502,000	7,061,717
GLS Auto Select Receivables Trust Series 2024-2A Class A2†	5.58%	6/17/2030	4,059,749	4,111,518
GLS Auto Select Receivables Trust Series 2024-3A Class A2†	5.59%	10/15/2029	8,327,916	8,442,019

See Notes to Schedule of Investments.	29

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Automobiles (continued)
GM Financial Automobile Leasing Trust Series 2023-1 Class B	5.51%	1/20/2027	$3,475,000	$3,485,790
GM Financial Automobile Leasing Trust Series 2023-2 Class B	5.54%	5/20/2027	3,450,000	3,471,560
Hyundai Auto Receivables Trust Series 2022-C Class A4	5.52%	10/16/2028	7,124,000	7,232,164
LAD Auto Receivables Trust Series 2024-3A Class A4†	4.60%	12/17/2029	7,590,000	7,624,129
Octane Receivables Trust Series 2022-2A Class A†	5.11%	2/22/2028	202,354	202,593
Octane Receivables Trust Series 2022-2A Class B†	5.85%	7/20/2028	4,029,000	4,060,608
OneMain Direct Auto Receivables Trust Series 2019-1A Class A†	3.63%	9/14/2027	322,707	321,500
OneMain Direct Auto Receivables Trust Series 2019-1A Class C†	4.19%	11/14/2028	1,487,000	1,477,068
Santander Bank Auto Credit-Linked Notes Series 2022-A Class D†	9.965%	5/15/2032	2,415,000	2,465,491
Santander Bank Auto Credit-Linked Notes Series 2022-C Class F†	14.592%	12/15/2032	2,500,000	2,699,145
Santander Consumer Auto Receivables Trust Series 2020-BA Class F†	7.03%	8/15/2028	2,136,569	2,146,185
Santander Consumer Auto Receivables Trust Series 2021-AA Class F†	5.79%	8/15/2028	1,500,000	1,513,746
Santander Drive Auto Receivables Trust Series 2022-7 Class C	6.69%	3/17/2031	4,165,000	4,281,249
Santander Drive Auto Receivables Trust Series 2024-2 Class D	6.28%	8/15/2031	5,470,000	5,679,875
Santander Drive Auto Receivables Trust Series 2024-3 Class C	5.64%	8/15/2030	4,505,000	4,614,881
SBNA Auto Lease Trust Series 2024-A Class A3†	5.39%	11/20/2026	5,000,000	5,021,003
SBNA Auto Receivables Trust Series 2024-A Class A3†	5.32%	12/15/2028	7,745,000	7,784,763
Vstrong Auto Receivables Trust Series 2023-A Class E†	9.99%	12/16/2030	2,895,000	3,095,234
VStrong Auto Receivables Trust Series 2023-A Class D†	9.31%	2/15/2030	5,101,000	5,691,481
Westlake Automobile Receivables Trust Series 2023-1A Class C†	5.74%	8/15/2028	4,315,000	4,356,906
Westlake Automobile Receivables Trust Series 2024-1A Class A3†	5.44%	5/17/2027	3,410,000	3,430,121
World Omni Auto Receivables Trust Series 2023-D Class A3	5.79%	2/15/2029	5,175,000	5,259,593
Total				229,703,309

30	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Credit Card 0.67%
Capital One Multi-Asset Execution Trust Series 2005-B3 Class B3	5.114% (3 mo. USD Term SOFR + 0.81%)	#	5/15/2028	$7,694,000	$7,683,111
Fortiva Retail Prime Masters Note Business Trust Series 2025-A Class A†	6.60%		9/17/2029	6,700,000	6,699,649
Mercury Financial Credit Card Master Trust Series 2024-2A Class A†	6.56%		7/20/2029	3,695,000	3,752,570
Perimeter Master Note Business Trust Series 2021-1A Class B†	4.17%		12/15/2026	500,000	477,260
World Financial Network Credit Card Master Trust Series 2023-A Class A	5.02%		3/15/2030	6,260,000	6,308,300
Total					24,920,890

Other 5.70%
720 East CLO Ltd. Series 2023-IA Class D†	10.152% (3 mo. USD Term SOFR + 5.85%)	#	4/15/2036	4,750,000	4,819,092
AB BSL CLO 3 Ltd. Series 2021-3A Class BR†	5.868% (3 mo. USD Term SOFR + 1.55%)	#	4/20/2038	15,600,000	15,619,432
ACRES Commercial Realty Ltd. Series 2021-FL2 Class A†	5.826% (1 mo. USD Term SOFR + 1.51%)	#	1/15/2037	3,726,438	3,713,707
Affirm Asset Securitization Trust Series 2023-B Class 1E†	11.32%		9/15/2028	4,000,000	4,095,138
Affirm Asset Securitization Trust Series 2023-B Class A†	6.82%		9/15/2028	4,490,000	4,535,853
Affirm Asset Securitization Trust Series 2024-A Class 1A†	5.61%		2/15/2029	3,635,000	3,665,283
Affirm Asset Securitization Trust Series 2024-A Class 1E†	9.17%		2/15/2029	2,670,000	2,730,450
Affirm Asset Securitization Trust Series 2024-A Class A†	5.61%		2/15/2029	2,710,000	2,732,577
Affirm Asset Securitization Trust Series 2024-A Class E†	9.17%		2/15/2029	1,850,000	1,891,885
Affirm Asset Securitization Trust Series 2024-B Class A†	4.62%		9/15/2029	8,135,000	8,126,803
AGL CLO 24 Ltd. Series 2023-24A Class D†	9.80% (3 mo. USD Term SOFR + 5.50%)	#	7/25/2036	2,000,000	2,031,500
AMMC CLO 23 Ltd. Series 2020-23A Class BR2†	6.353% (3 mo. USD Term SOFR + 2.05%)	#	4/17/2035	4,500,000	4,515,432

See Notes to Schedule of Investments.	31

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
AMMC CLO 27 Ltd. Series 2022-27A Class B1R†	5.925% (3 mo. USD Term SOFR + 1.60%)	#	1/20/2037	$10,500,000	$10,513,076
Amur Equipment Finance Receivables XIII LLC Series 2024-1A Class A2†	5.38%		1/21/2031	2,960,102	2,988,296
Annisa CLO Ltd. Series 2016-2A Class BRR†	5.793% (3 mo. USD Term SOFR + 1.50%)	#	7/20/2031	3,340,000	3,349,174
Arbor Realty Commercial Real Estate Notes Ltd. Series 2022-FL1 Class A†	5.789% (30 day USD SOFR Average + 1.45%)	#	1/15/2037	4,408,142	4,416,939
Arbor Realty Commercial Real Estate Notes Ltd. Series 2022-FL2 Class A†	6.162% (1 mo. USD Term SOFR + 1.85%)	#	5/15/2037	3,594,885	3,604,686
ARES LXVII CLO Ltd. Series 2022-67A Class BR†	5.853% (3 mo. USD Term SOFR + 1.55%)	#	1/25/2038	3,500,000	3,506,835
Avant Loans Funding Trust Series 2021-REV1 Class D†	4.30%		7/15/2030	1,785,997	1,778,948
Bain Capital CLO Ltd. Series 2024-1A Class D1†	8.158% (3 mo. USD Term SOFR + 3.85%)	#	4/16/2037	1,000,000	1,019,454
Ballyrock CLO 23 Ltd. Series 2023-23A Class A1†	6.28% (3 mo. USD Term SOFR + 1.98%)	#	4/25/2036	2,950,000	2,960,039
Barings CLO Ltd. Series 2024-1A Class D†	8.293% (3 mo. USD Term SOFR + 4.00%)	#	1/20/2037	2,250,000	2,298,305
Benefit Street Partners CLO XXXIII Ltd. Series 2023-33A Class B†	6.60% (3 mo. USD Term SOFR + 2.30%)	#	1/25/2036	2,880,000	2,913,785
BlueMountain CLO Ltd. Series 2013-2A Class A1R†	5.732% (3 mo. USD Term SOFR + 1.44%)	#	10/22/2030	198,500	198,898
BSPRT Issuer Ltd. Series 2022-FL8 Class A†	5.839% (30 day USD SOFR Average + 1.50%)	#	2/15/2037	525,544	525,613
Cajun Global LLC Series 2021-1 Class A2†	3.931%		11/20/2051	4,486,250	4,356,722
Carlyle Global Market Strategies CLO Ltd. Series 2014-3RA Class A1A†	5.612% (3 mo. USD Term SOFR + 1.31%)	#	7/27/2031	585,677	586,205
Cherry Securitization Trust Series 2024-1A Class A†	5.70%		4/15/2032	7,000,000	7,067,150

32	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Other (continued)
CIFC Funding Ltd. Series 2024-4A Class D1†	7.60% (3 mo. USD Term SOFR + 2.95%)	#	10/16/2037		$2,700,000	$2,753,448
Crockett Partners Equipment Co. IIA LLC Series 2024-1C Class A†	6.05%		1/20/2031		3,243,577	3,293,140
Driven Brands Funding LLC Series 2019-2A Class A2†	3.981%		10/20/2049		3,504,134	3,445,074
Fairstone Financial Issuance Trust I Series 2020-1A Class D†	6.873%		10/20/2039	CAD	3,715,000	2,549,405
Galaxy XXVIII CLO Ltd. Series 2018-28A Class A2†	5.864% (3 mo. USD Term SOFR + 1.56%)	#	7/15/2031		$811,651	814,256
Generate CLO 14 Ltd. Series 2024-14A Class C†	6.79% (3 mo. USD Term SOFR + 2.50%)	#	4/22/2037		2,680,000	2,715,374
KKR CLO 35 Ltd. Series 35A Class BR†	5.917% (3 mo. USD Term SOFR + 1.60%)	#	1/20/2038		9,400,000	9,411,698
Lending Funding Trust Series 2020-2A Class A†	2.32%		4/21/2031		3,000,000	2,904,936
Lendmark Funding Trust Series 2022-1A Class A†	5.12%		7/20/2032		1,500,000	1,503,609
LoanCore Issuer Ltd. Series 2022-CRE7 Class A†	5.889% (30 day USD SOFR Average + 1.55%)	#	1/17/2037		2,904,456	2,911,961
Madison Park Funding LVIII Ltd. Series 2024-58A Class D†	7.95% (3 mo. USD Term SOFR + 3.65%)	#	4/25/2037		2,960,000	3,020,630
Mariner Finance Issuance Trust Series 2024-AA Class E†	9.02%		9/22/2036		4,250,000	4,412,913
MF1 LLC Series 2022-FL9 Class A†	6.462% (1 mo. USD Term SOFR + 2.15%)	#	6/19/2037		2,745,730	2,749,059
Neuberger Berman Loan Advisers CLO 46 Ltd. Series 2021-46A Class CR†	6.046% (3 mo. USD Term SOFR + 1.75%)	#	1/20/2037		9,390,000	9,403,780
OneMain Financial Issuance Trust Series 2020-2A Class D†	3.45%		9/14/2035		280,000	266,263
OWN Equipment Fund I LLC Series 2024-2M Class A†	5.70%		12/20/2032		2,276,401	2,307,950
Post Road Equipment Finance Series 2022-1A Class A2†	4.88%		11/15/2028		564,322	564,524
Rad CLO 20 Ltd. Series 2023-20A Class C†	7.293% (3 mo. USD Term SOFR + 3.00%)	#	7/20/2036		4,280,000	4,313,312

See Notes to Schedule of Investments.	33

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
RAD CLO 21 Ltd. Series 2023-21A Class BR†	5.867% (3 mo. USD Term SOFR + 1.55%)	#	1/25/2037	$5,630,000	$5,637,014
Ready Capital Mortgage Financing LLC Series 2023-FL12 Class A†	6.654% (1 mo. USD Term SOFR + 2.34%)	#	5/25/2038	998,972	1,000,242
Regatta XX Funding Ltd. Series 2021-2A Class BR†	5.859% (3 mo. USD Term SOFR + 1.55%)	#	1/15/2038	6,900,000	6,908,560
Regatta XXVIII Funding Ltd. Series 2024-2A Class B1†	6.35% (3 mo. USD Term SOFR + 2.05%)	#	4/25/2037	2,170,000	2,193,379
Rockford Tower CLO Ltd. Series 2025-1A Class B†(a)	–	(b)	3/31/2038	7,090,000	7,090,000
Romark CLO Ltd. Series 2017-1A Class A2R†	6.202% (3 mo. USD Term SOFR + 1.91%)	#	10/23/2030	830,000	833,353
SCF Equipment Leasing LLC Series 2021-1A Class E†	3.56%		8/20/2032	2,252,000	2,245,316
SCF Equipment Leasing LLC Series 2024-1A Class E†	9.00%		12/20/2034	2,300,000	2,466,495
SEB Funding LLC Series 2021-1A Class A2†	4.969%		1/30/2052	4,433,888	4,361,434
Sixth Street CLO XXII Ltd. Series 2023-22A Class D†	9.29% (3 mo. USD Term SOFR + 5.00%)	#	4/22/2036	1,400,000	1,416,760
Stream Innovations Issuer Trust Series 2024-2A Class A†	5.21%		2/15/2045	8,896,270	8,990,780
TRTX Issuer Ltd. Series 2019-FL3 Class C†	6.526% (1 mo. USD Term SOFR + 2.21%)	#	10/15/2034	137,431	138,472
Total					213,184,414

Student Loan 0.10%
Bayview Opportunity Master Fund VII LLC Series 2024-EDU1 Class C†	6.152% (30 day USD SOFR Average + 1.80%)	#	6/25/2047	3,735,261	3,773,076
Total Asset-Backed Securities (cost $468,548,119)					471,581,689

CORPORATE BONDS 45.93%

Advertising 0.09%
Advantage Sales & Marketing, Inc.†	6.50%		11/15/2028	3,558,000	3,372,908

34	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Aerospace/Defense 0.70%
Boeing Co.	3.10%	5/1/2026	$7,000,000	$6,876,241
Boeing Co.	5.15%	5/1/2030	4,566,000	4,573,252
Boeing Co.	6.528%	5/1/2034	5,901,000	6,323,868
Boeing Co.	6.858%	5/1/2054	2,220,000	2,448,065
Bombardier, Inc. (Canada)†(c)	7.25%	7/1/2031	1,959,000	2,007,074
Hexcel Corp.	5.875%	2/26/2035	3,797,000	3,911,621
Total				26,140,121

Agriculture 0.95%
BAT Capital Corp.	5.834%	2/20/2031	2,820,000	2,940,240
BAT Capital Corp.	6.343%	8/2/2030	7,000,000	7,476,918
Imperial Brands Finance PLC (United Kingdom)†(c)	5.50%	2/1/2030	8,261,000	8,454,967
Imperial Brands Finance PLC (United Kingdom)†(c)	6.125%	7/27/2027	12,000,000	12,376,215
Viterra Finance BV (Netherlands)†(c)	3.20%	4/21/2031	1,208,000	1,087,322
Viterra Finance BV (Netherlands)†(c)	4.90%	4/21/2027	3,013,000	3,008,393
Total				35,344,055

Airlines 0.54%
American Airlines, Inc.†	7.25%	2/15/2028	3,314,000	3,390,733
AS Mileage Plan IP Ltd. (Cayman Islands)†(c)	5.308%	10/20/2031	8,055,000	8,008,040
JetBlue Airways Corp./JetBlue Loyalty LP†	9.875%	9/20/2031	5,037,000	5,336,187
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Malta)†(c)(d)	7.875%	5/1/2027	3,456,000	3,422,017
Total				20,156,977

Auto Manufacturers 1.19%
Ford Motor Co.	9.625%	4/22/2030	2,858,000	3,287,479
Ford Motor Credit Co. LLC	2.70%	8/10/2026	1,950,000	1,879,177
Ford Motor Credit Co. LLC	3.375%	11/13/2025	5,000,000	4,935,643
Ford Motor Credit Co. LLC	5.125%	6/16/2025	5,000,000	5,001,193
Ford Motor Credit Co. LLC	6.054%	11/5/2031	3,828,000	3,825,736
Ford Motor Credit Co. LLC	6.125%	3/8/2034	6,237,000	6,091,480
Ford Motor Credit Co. LLC	6.80%	5/12/2028	2,802,000	2,894,677
Ford Motor Credit Co. LLC	7.20%	6/10/2030	3,211,000	3,378,906
Ford Motor Credit Co. LLC	7.35%	11/4/2027	9,610,000	10,003,385
JB Poindexter & Co., Inc.†	8.75%	12/15/2031	3,141,000	3,288,972
Total				44,586,648

Auto Parts & Equipment 0.12%
Goodyear Tire & Rubber Co.	5.00%	7/15/2029	3,897,000	3,707,983
ZF North America Capital, Inc.†	6.75%	4/23/2030	887,000	872,854
Total				4,580,837

See Notes to Schedule of Investments.	35

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Banks 7.64%
ABN AMRO Bank NV (Netherlands)†(c)	3.324% (5 yr. CMT + 1.90%)	#	3/13/2037		$3,200,000	$2,778,980
AIB Group PLC (Ireland)†(c)	5.871% (SOFR + 1.91%)	#	3/28/2035		5,119,000	5,262,059
Bank of America Corp.	2.087% (SOFR + 1.06%)	#	6/14/2029		7,537,000	6,951,420
Bank of America Corp.	3.384% (SOFR + 1.33%)	#	4/2/2026		497,000	496,490
Bank of America Corp.	3.593% (3 mo. USD Term SOFR + 1.63%)	#	7/21/2028		10,683,000	10,412,762
Bank of America Corp.	3.97% (3 mo. USD Term SOFR + 1.33%)	#	3/5/2029		9,764,000	9,576,022
Bank of Montreal (Canada)(c)	7.70% (5 yr. CMT + 3.45%)	#	5/26/2084		3,753,000	3,868,746
Bank of New York Mellon Corp.	4.596% (SOFR + 1.76%)	#	7/26/2030		1,601,000	1,600,957
BankUnited, Inc.	5.125%		6/11/2030		1,300,000	1,273,870
Barclays PLC (United Kingdom)(c)	6.496% (SOFR + 1.88%)	#	9/13/2027		10,000,000	10,257,745
Barclays PLC (United Kingdom)(c)	7.625% (5 yr. USD ICE Swap + 3.69%)	#	–	(e)	1,968,000	1,976,778
BNP Paribas SA (France)†(c)	2.219% (SOFR + 2.07%)	#	6/9/2026		5,000,000	4,965,269
BNP Paribas SA (France)†(c)	4.375% (5 yr. USD Swap + 1.48%)	#	3/1/2033		1,500,000	1,455,947
BNP Paribas SA (France)†(c)	8.00% (5 yr. CMT + 3.73%)	#	–	(e)	2,807,000	2,965,057
Canadian Imperial Bank of Commerce (Canada)(c)	6.95% (5 yr. CMT + 2.83%)	#	1/28/2085		10,839,000	10,889,255
Citigroup, Inc.	3.887% (3 mo. USD Term SOFR + 1.82%)	#	1/10/2028		4,150,000	4,096,937
Citigroup, Inc.	3.98% (3 mo. USD Term SOFR + 1.60%)	#	3/20/2030		3,263,000	3,156,448
Citigroup, Inc.	6.174% (SOFR + 2.66%)	#	5/25/2034		7,733,000	7,977,194
Citizens Financial Group, Inc.	6.645% (SOFR + 2.33%)	#	4/25/2035		6,671,000	7,185,434
Danske Bank AS (Denmark)†(c)	4.298% (1 yr. CMT + 1.75%)	#	4/1/2028		5,657,000	5,617,533
Danske Bank AS (Denmark)†(c)	4.375%		6/12/2028		12,096,000	11,987,313
Danske Bank AS (Denmark)†(c)	6.259% (1 yr. CMT + 1.18%)	#	9/22/2026		7,308,000	7,371,754

36	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Banks (continued)
Discover Bank	5.974% (5 yr. USD SOFR ICE Swap + 1.73%)	#	8/9/2028		$1,475,000	$1,500,962
Freedom Mortgage Corp.†	12.25%		10/1/2030		5,640,000	6,320,412
Goldman Sachs Group, Inc.	2.383% (SOFR + 1.25%)	#	7/21/2032		2,450,000	2,102,230
Intesa Sanpaolo SpA (Italy)†(c)	6.625%		6/20/2033		5,678,000	6,102,229
JPMorgan Chase & Co.	2.963% (SOFR + 1.26%)	#	1/25/2033		7,000,000	6,188,122
JPMorgan Chase & Co.	4.946% (SOFR + 1.34%)	#	10/22/2035		5,939,000	5,841,833
KeyCorp	6.401% (SOFR + 2.42%)	#	3/6/2035		6,043,000	6,448,210
Macquarie Bank Ltd. (Australia)†(c)	3.624%		6/3/2030		2,196,000	2,040,696
Macquarie Group Ltd. (Australia)†(c)	2.691% (SOFR + 1.44%)	#	6/23/2032		980,000	857,296
Macquarie Group Ltd. (Australia)†(c)	4.654% (3 mo. USD LIBOR + 1.73%)	#	3/27/2029		5,143,000	5,130,542
Morgan Stanley	2.239% (SOFR + 1.18%)	#	7/21/2032		6,000,000	5,109,142
Morgan Stanley	4.00%		7/23/2025		3,795,000	3,786,951
Morgan Stanley	4.431% (3 mo. USD Term SOFR + 1.89%)	#	1/23/2030		12,802,000	12,639,667
Morgan Stanley	5.297% (SOFR + 2.62%)	#	4/20/2037		2,359,000	2,336,398
NatWest Group PLC (United Kingdom)(c)	3.032% (5 yr. CMT + 2.35%)	#	11/28/2035		4,299,000	3,813,220
NatWest Group PLC (United Kingdom)(c)	7.472% (1 yr. CMT + 2.85%)	#	11/10/2026		2,604,000	2,653,509
PNC Financial Services Group, Inc.	3.40% (5 yr. CMT + 2.60%)	#	–	(e)	8,130,000	7,737,057
PNC Financial Services Group, Inc.	4.812% (SOFR + 1.26%)	#	10/21/2032		7,875,000	7,811,815
Toronto-Dominion Bank (Canada)(c)	7.25% (5 yr. CMT + 2.98%)	#	7/31/2084		6,304,000	6,387,812
Truist Financial Corp.	5.711% (SOFR + 1.92%)	#	1/24/2035		5,333,000	5,486,728
Truist Financial Corp.	5.867% (SOFR + 2.36%)	#	6/8/2034		2,778,000	2,885,892
U.S. Bancorp	4.839% (SOFR + 1.60%)	#	2/1/2034		7,177,000	6,995,925
U.S. Bancorp	5.678% (SOFR + 1.86%)	#	1/23/2035		5,000,000	5,140,451

See Notes to Schedule of Investments.	37

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Banks (continued)
UBS Group AG (Switzerland)†(c)	1.494% (1 yr. CMT + 0.85%)	#	8/10/2027		$8,000,000	$7,651,069
UBS Group AG (Switzerland)†(c)	2.746% (1 yr. CMT + 1.10%)	#	2/11/2033		4,312,000	3,705,496
UBS Group AG (Switzerland)†(c)	5.711% (1 yr. CMT + 1.55%)	#	1/12/2027		6,945,000	7,008,713
UBS Group AG (Switzerland)†(c)	6.442% (SOFR + 3.70%)	#	8/11/2028		5,490,000	5,699,283
UBS Group AG (Switzerland)†(c)	7.00% (5 yr. USD ICE Swap + 3.08%)	#	–	(e)	3,334,000	3,341,031
Wells Fargo & Co.	2.188% (SOFR + 2.00%)	#	4/30/2026		9,358,000	9,320,460
Wells Fargo & Co.	2.393% (SOFR + 2.10%)	#	6/2/2028		5,300,000	5,044,812
Wells Fargo & Co.	3.35% (SOFR + 1.50%)	#	3/2/2033		4,718,000	4,239,618
Wells Fargo & Co.	5.574% (SOFR + 1.74%)	#	7/25/2029		2,255,000	2,312,651
Total						285,764,202

Beverages 0.37%
Bacardi Ltd./Bacardi-Martini BV†	5.40%		6/15/2033		8,000,000	7,951,737
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL (Guatemala)†(c)	5.25%		4/27/2029		1,851,000	1,777,927
Coca-Cola Consolidated, Inc.	5.45%		6/1/2034		3,932,000	4,047,043
Total						13,776,707

Biotechnology 0.32%
Baxalta, Inc.	4.00%		6/23/2025		311,000	310,528
Biocon Biologics Global PLC (United Kingdom)†(c)	6.67%		10/9/2029		3,233,000	3,119,591
Emergent BioSolutions, Inc.†	3.875%		8/15/2028		3,834,000	3,082,126
Royalty Pharma PLC	5.40%		9/2/2034		5,402,000	5,400,654
Total						11,912,899

Building Materials 0.17%
AmeriTex HoldCo Intermediate LLC†	10.25%		10/15/2028		3,775,000	4,019,374
EMRLD Borrower LP/Emerald Co-Issuer, Inc.†	6.75%		7/15/2031		2,145,000	2,193,340
Total						6,212,714

Chemicals 0.48%
Celanese U.S. Holdings LLC	6.05%		3/15/2025		6,104,000	6,105,314
International Flavors & Fragrances, Inc.†	1.23%		10/1/2025		4,782,000	4,683,309
NOVA Chemicals Corp. (Canada)†(c)	9.00%		2/15/2030		3,345,000	3,616,918

38	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Chemicals (continued)
Rain Carbon, Inc.†(d)	12.25%	9/1/2029	$3,252,000	$3,453,221
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%	4/1/2025	57,000	57,008
Total				17,915,770

Coal 0.19%
Indika Energy Tbk. PT (Indonesia)†(c)	8.75%	5/7/2029	3,067,000	3,147,992
SunCoke Energy, Inc.†	4.875%	6/30/2029	4,375,000	4,071,664
Total				7,219,656

Commercial Services 0.90%
Allied Universal Holdco LLC†	7.875%	2/15/2031	2,595,000	2,678,289
Allied Universal Holdco LLC/Allied Universal Finance Corp.†(d)	6.00%	6/1/2029	4,664,000	4,421,511
Block, Inc.†	6.50%	5/15/2032	2,387,000	2,438,571
Champions Financing, Inc.†(d)	8.75%	2/15/2029	3,887,000	3,598,385
EquipmentShare.com, Inc.†	9.00%	5/15/2028	3,009,000	3,170,794
GXO Logistics, Inc.	6.50%	5/6/2034	7,168,000	7,434,796
JSW Infrastructure Ltd. (India)(c)	4.95%	1/21/2029	5,253,000	5,106,909
Rollins, Inc.†	5.25%	2/24/2035	4,758,000	4,799,495
Total				33,648,750

Computers 0.50%
Accenture Capital, Inc.	4.25%	10/4/2031	4,141,000	4,054,893
Booz Allen Hamilton, Inc.†	3.875%	9/1/2028	5,113,000	4,873,660
Gartner, Inc.†	4.50%	7/1/2028	6,511,000	6,372,916
McAfee Corp.†	7.375%	2/15/2030	3,304,000	3,222,295
Total				18,523,764

Diversified Financial Services 2.85%
AG TTMT Escrow Issuer LLC†	8.625%	9/30/2027	2,283,000	2,362,905
Aircastle Ltd.†	2.85%	1/26/2028	5,300,000	5,010,705
Aircastle Ltd.†	6.50%	7/18/2028	19,708,000	20,589,246
Aretec Group, Inc.†	10.00%	8/15/2030	4,051,000	4,432,783
Aviation Capital Group LLC†	6.375%	7/15/2030	4,500,000	4,750,476
Aviation Capital Group LLC†	6.75%	10/25/2028	5,000,000	5,297,869
Avolon Holdings Funding Ltd. (Ireland)†(c)	2.125%	2/21/2026	4,025,000	3,923,654
Avolon Holdings Funding Ltd. (Ireland)†(c)	4.25%	4/15/2026	11,371,000	11,302,373
GGAM Finance Ltd. (Ireland)†(c)	8.00%	2/15/2027	4,668,000	4,831,305
LPL Holdings, Inc.†	4.00%	3/15/2029	12,000,000	11,506,602
LPL Holdings, Inc.†	4.625%	11/15/2027	5,486,000	5,421,706
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(c)	5.15%	3/17/2030	2,370,000	2,352,060

See Notes to Schedule of Investments.	39

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Diversified Financial Services (continued)
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(c)	6.50%		3/26/2031	$3,752,000	$3,921,907
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(c)	8.125%		3/30/2029	4,355,000	4,583,720
Navient Corp.	11.50%		3/15/2031	4,287,000	4,869,526
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%		3/15/2027	4,800,000	4,771,297
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%		4/15/2045	303,000	262,274
Nuveen LLC†	5.85%		4/15/2034	2,890,000	2,979,188
PennyMac Financial Services, Inc.†	7.125%		11/15/2030	3,205,000	3,273,892
Total					106,443,488

Electric 4.14%
Alpha Generation LLC†	6.75%		10/15/2032	3,081,000	3,126,728
American Transmission Systems, Inc.†	2.65%		1/15/2032	6,934,000	5,976,545
Appalachian Power Co.	5.65%		4/1/2034	3,014,000	3,068,422
Ausgrid Finance Pty. Ltd. (Australia)†(c)	4.35%		8/1/2028	8,780,000	8,654,435
Chile Electricity Lux MPC II SARL (Luxembourg)†(c)	5.58%		10/20/2035	7,282,000	7,226,511
Constellation Energy Generation LLC	5.80%		3/1/2033	5,500,000	5,707,628
Dominion Energy South Carolina, Inc.	5.30%		1/15/2035	4,648,000	4,741,120
Dominion Energy, Inc.	6.875% (5 yr. CMT + 2.39%)	#	2/1/2055	2,698,000	2,797,469
Emera, Inc. (Canada)(c)	6.75% (3 mo. USD LIBOR + 5.44%)	#	6/15/2076	11,476,000	11,596,406
Enel Finance International NV (Netherlands)†(c)	5.125%		6/26/2029	3,011,000	3,039,836
Entergy Corp.	0.90%		9/15/2025	4,675,000	4,580,942
Entergy Louisiana LLC	5.70%		3/15/2054	7,147,000	7,261,930
Evergy Missouri West, Inc.†	5.65%		6/1/2034	6,000,000	6,199,504
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple (Mexico)†(c)	7.25%		1/31/2041	4,275,277	4,291,779
FirstEnergy Transmission LLC	5.00%		1/15/2035	1,903,000	1,881,639
Florida Power & Light Co.	5.80%		3/15/2065	2,315,000	2,412,657
Indianapolis Power & Light Co.†	5.70%		4/1/2054	3,000,000	3,039,795
Interstate Power & Light Co.	4.95%		9/30/2034	3,328,000	3,274,021
IPALCO Enterprises, Inc.	4.25%		5/1/2030	10,730,000	10,275,333
IPALCO Enterprises, Inc.	5.75%		4/1/2034	2,607,000	2,667,004
Lightning Power LLC†	7.25%		8/15/2032	4,961,000	5,159,266
Minejesa Capital BV (Netherlands)†(c)	4.625%		8/10/2030	3,984,891	3,913,500
NRG Energy, Inc.†	4.45%		6/15/2029	6,500,000	6,319,273
NRG Energy, Inc.†	6.00%		2/1/2033	4,037,000	3,993,819

40	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Electric (Continued)
Oglethorpe Power Corp.†	5.90%	2/1/2055	$3,713,000	$3,795,711
Oglethorpe Power Corp.	5.95%	11/1/2039	2,419,000	2,514,248
Oncor Electric Delivery Co. LLC	5.65%	11/15/2033	3,905,000	4,077,350
Palomino Funding Trust I†	7.233%	5/17/2028	3,939,000	4,164,386
Public Service Electric & Gas Co.	4.85%	8/1/2034	4,544,000	4,518,377
Talen Energy Supply LLC†	8.625%	6/1/2030	2,524,000	2,700,516
Vistra Operations Co. LLC†	5.125%	5/13/2025	1,430,000	1,431,113
Vistra Operations Co. LLC†	5.70%	12/30/2034	7,041,000	7,080,127
Vistra Operations Co. LLC†	7.75%	10/15/2031	2,965,000	3,132,878
Total				154,620,268

Energy-Alternate Sources 0.28%
Empresa Generadora de Electricidad Haina SA (Dominican Republic)†(c)	5.625%	11/8/2028	5,654,000	5,342,578
Greenko Dutch BV (Netherlands)†(c)	3.85%	3/29/2026	2,712,745	2,640,179
Greenko Dutch BV (Netherlands)(c)	3.85%	3/29/2026	2,590,130	2,520,844
Total				10,503,601

Engineering & Construction 0.48%
Fluor Corp.(d)	4.25%	9/15/2028	1,015,000	972,368
IRB Infrastructure Developers Ltd. (India)†(c)	7.11%	3/11/2032	3,150,000	3,223,085
Jacobs Engineering Group, Inc.	5.90%	3/1/2033	6,000,000	6,203,714
MasTec, Inc.†	4.50%	8/15/2028	7,670,000	7,513,845
Total				17,913,012

Entertainment 0.40%
Jacobs Entertainment, Inc.†	6.75%	2/15/2029	3,333,000	3,266,171
Penn Entertainment, Inc.†(d)	4.125%	7/1/2029	3,666,000	3,335,668
Warnermedia Holdings, Inc.	3.755%	3/15/2027	3,500,000	3,416,991
Warnermedia Holdings, Inc.	3.788%	3/15/2025	5,000,000	4,996,662
Total				15,015,492

Equity Real Estate 0.12%
Kennedy-Wilson, Inc.	4.75%	3/1/2029	4,945,000	4,635,811

Food 0.12%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†(a)	6.25%	3/15/2033	2,162,000	2,190,367
Chobani Holdco II LLC†	8.75%	10/1/2029	2,107,000	2,316,427
Total				4,506,794

See Notes to Schedule of Investments.	41

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Forest Products & Paper 0.25%
LD Celulose International GmbH (Austria)†(c)	7.95%	1/26/2032	$5,319,000	$5,524,739
Mercer International, Inc. (Canada)(c)	5.125%	2/1/2029	4,127,000	3,747,800
Total				9,272,539

Gas 0.75%
CenterPoint Energy Resources Corp.	1.75%	10/1/2030	4,513,000	3,852,744
East Ohio Gas Co.†	1.30%	6/15/2025	2,649,000	2,620,568
National Fuel Gas Co.	3.95%	9/15/2027	3,036,000	2,981,005
National Fuel Gas Co.	5.50%	1/15/2026	1,308,000	1,313,713
National Fuel Gas Co.	5.95%	3/15/2035	6,693,000	6,858,552
Piedmont Natural Gas Co., Inc.	5.10%	2/15/2035	6,400,000	6,370,982
Southwest Gas Corp.	4.05%	3/15/2032	2,156,000	2,027,935
Spire Missouri, Inc.	5.15%	8/15/2034	2,030,000	2,059,287
Total				28,084,786

Hand/Machine Tools 0.20%
Regal Rexnord Corp.	6.05%	2/15/2026	7,500,000	7,564,942

Health Care-Products 0.43%
Solventum Corp.	5.45%	3/13/2031	10,624,000	10,888,454
Solventum Corp.	5.60%	3/23/2034	5,218,000	5,343,157
Total				16,231,611

Health Care-Services 1.19%
Centene Corp.	2.45%	7/15/2028	6,847,000	6,242,915
Centene Corp.	3.375%	2/15/2030	2,194,000	1,987,003
Centene Corp.	4.25%	12/15/2027	4,912,000	4,782,991
Fresenius Medical Care U.S. Finance III, Inc.†	3.00%	12/1/2031	5,329,000	4,596,309
HCA, Inc.	5.45%	9/15/2034	1,688,000	1,682,900
HCA, Inc.	5.60%	4/1/2034	8,955,000	9,036,698
Heartland Dental LLC/Heartland Dental Finance Corp.†	10.50%	4/30/2028	2,136,000	2,275,506
LifePoint Health, Inc.†	10.00%	6/1/2032	2,399,000	2,347,105
Molina Healthcare, Inc.†	3.875%	11/15/2030	3,637,000	3,277,675
U.S. Acute Care Solutions LLC†	9.75%	5/15/2029	3,036,000	3,107,337
Universal Health Services, Inc.	5.05%	10/15/2034	5,596,000	5,316,473
Total				44,652,912

Home Builders 0.11%
Landsea Homes Corp.†	8.875%	4/1/2029	4,088,000	4,071,144

42	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Insurance 2.50%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	6.75%	4/15/2028	$3,669,000	$3,714,081
Ardonagh Group Finance Ltd. (United Kingdom)†(c)	8.875%	2/15/2032	2,524,000	2,623,984
Arthur J Gallagher & Co.	5.00%	2/15/2032	5,585,000	5,589,028
Assurant, Inc.	2.65%	1/15/2032	3,057,000	2,595,965
Athene Global Funding†	5.62%	5/8/2026	6,877,000	6,961,098
Brighthouse Financial Global Funding†	5.65%	6/10/2029	4,147,000	4,235,621
Brown & Brown, Inc.	2.375%	3/15/2031	4,503,000	3,878,226
CNO Global Funding†	5.875%	6/4/2027	6,163,000	6,319,616
F&G Global Funding†	5.15%	7/7/2025	3,435,000	3,436,895
GA Global Funding Trust†	3.85%	4/11/2025	4,577,000	4,572,397
GA Global Funding Trust†	4.40%	9/23/2027	7,000,000	6,947,492
Global Atlantic Fin Co.†	4.40%	10/15/2029	6,551,000	6,335,597
Global Atlantic Fin Co.†	7.95%	6/15/2033	3,411,000	3,867,503
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC (United Kingdom)†(c)	7.25%	2/15/2031	3,186,000	3,246,687
HUB International Ltd.†	7.375%	1/31/2032	1,293,000	1,327,792
Jackson National Life Global Funding†	5.35%	1/13/2030	6,915,000	7,067,071
Jackson National Life Global Funding†	5.50%	1/9/2026	5,281,000	5,322,064
New York Life Global Funding†	4.55%	1/28/2033	2,760,000	2,691,906
Principal Life Global Funding II†	5.10%	1/25/2029	4,373,000	4,444,318
Protective Life Corp.	8.45%	10/15/2039	393,000	496,433
RenaissanceRe Holdings Ltd.	5.80%	4/1/2035	3,822,000	3,936,864
Sammons Financial Group Global Funding†	5.10%	12/10/2029	3,992,000	4,027,667
Total				93,638,305

Internet 0.77%
GrubHub Holdings, Inc.†	5.50%	7/1/2027	3,952,000	3,680,979
Prosus NV (Netherlands)(c)	4.027%	8/3/2050	5,490,000	3,783,302
Rakuten Group, Inc. (Japan)†(c)	9.75%	4/15/2029	4,313,000	4,745,901
Uber Technologies, Inc.†	4.50%	8/15/2029	16,776,000	16,550,963
Total				28,761,145

Investment Companies 0.52%
Blackstone Private Credit Fund	2.625%	12/15/2026	5,000,000	4,791,504
Blue Owl Capital Corp.	2.625%	1/15/2027	10,178,000	9,695,584
Blue Owl Technology Finance Corp.†	4.75%	12/15/2025	4,978,000	4,947,597
Total				19,434,685

See Notes to Schedule of Investments.	43

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Iron-Steel 0.06%
ATI, Inc.	7.25%	8/15/2030	$2,008,000	$2,089,541

Leisure Time 0.34%
Carnival Corp.†	6.00%	5/1/2029	3,140,000	3,150,331
Carnival Corp.†	6.125%	2/15/2033	3,698,000	3,726,484
NCL Corp. Ltd.†	5.875%	2/15/2027	2,386,000	2,393,461
Sabre GLBL, Inc.†(d)	8.625%	6/1/2027	3,433,000	3,532,090
Total				12,802,366

Machinery-Diversified 0.32%
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC (Canada)†(c)	9.00%	2/15/2029	4,886,000	5,149,424
nVent Finance SARL (Luxembourg)(c)	4.55%	4/15/2028	6,722,000	6,684,678
Total				11,834,102

Media 0.81%
CCO Holdings LLC/CCO Holdings Capital Corp.†	4.75%	3/1/2030	6,385,000	5,953,767
Directv Financing LLC/Directv Financing Co-Obligor, Inc.†	5.875%	8/15/2027	6,902,000	6,798,042
Discovery Communications LLC	3.95%	3/20/2028	2,968,000	2,860,547
FactSet Research Systems, Inc.	3.45%	3/1/2032	3,397,000	3,054,672
Sinclair Television Group, Inc.†	8.125%	2/15/2033	3,838,000	3,804,319
Univision Communications, Inc.†	8.50%	7/31/2031	4,151,000	4,141,539
VZ Secured Financing BV (Netherlands)†(c)	5.00%	1/15/2032	4,050,000	3,575,150
Total				30,188,036

Mining 1.52%
Anglo American Capital PLC (United Kingdom)†(c)	3.875%	3/16/2029	3,573,000	3,450,530
Antofagasta PLC (Chile)†(c)	6.25%	5/2/2034	5,542,000	5,746,051
Aris Mining Corp. (Canada)†(c)	8.00%	10/31/2029	5,247,000	5,258,805
First Quantum Minerals Ltd. (Canada)†(a)(c)	8.00%	3/1/2033	2,089,000	2,130,871
FMG Resources August 2006 Pty. Ltd. (Australia)†(c)	4.375%	4/1/2031	3,388,000	3,110,648
Glencore Funding LLC†	5.634%	4/4/2034	3,007,000	3,050,898
Glencore Funding LLC†	6.375%	10/6/2030	3,000,000	3,199,906
Hecla Mining Co.	7.25%	2/15/2028	3,271,000	3,311,426
Ivanhoe Mines Ltd. (Canada)†(c)	7.875%	1/23/2030	5,068,000	5,104,236
Minera Mexico SA de CV (Mexico)†(c)	5.625%	2/12/2032	8,237,000	8,164,926
Navoi Mining & Metallurgical Combinat (Uzbekistan)†(c)	6.95%	10/17/2031	5,358,000	5,374,690
Novelis, Inc.†	6.875%	1/30/2030	5,191,000	5,310,092
Vedanta Resources Finance II PLC (United Kingdom)†(c)	9.475%	7/24/2030	3,400,000	3,446,114
Total				56,659,193

44	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Miscellaneous Manufacturing 0.09%
LSB Industries, Inc.†	6.25%	10/15/2028	$3,510,000	$3,447,935

Oil & Gas 4.81%
Aethon United BR LP/Aethon United Finance Corp.†	7.50%	10/1/2029	6,154,000	6,348,096
Antero Resources Corp.†	5.375%	3/1/2030	6,584,000	6,499,707
APA Corp.†	4.25%	1/15/2030	7,934,000	7,567,937
Ascent Resources Utica Holdings LLC/ARU Finance Corp.†	6.625%	10/15/2032	4,714,000	4,763,073
Baytex Energy Corp. (Canada)†(c)	8.50%	4/30/2030	5,159,000	5,285,664
California Resources Corp.†	8.25%	6/15/2029	3,096,000	3,187,357
CITGO Petroleum Corp.†	8.375%	1/15/2029	3,855,000	3,979,609
Comstock Resources, Inc.†	6.75%	3/1/2029	5,446,000	5,358,286
Continental Resources, Inc.†	5.75%	1/15/2031	16,587,000	16,839,312
Coterra Energy, Inc.	4.375%	3/15/2029	3,000,000	2,949,604
Coterra Energy, Inc.	5.60%	3/15/2034	65,000	65,860
Crescent Energy Finance LLC†	7.375%	1/15/2033	4,942,000	4,849,667
Devon Energy Corp.	5.20%	9/15/2034	4,318,000	4,198,163
Diamond Foreign Asset Co./Diamond Finance LLC (Cayman Islands)†(c)	8.50%	10/1/2030	2,738,000	2,841,650
Ecopetrol SA (Colombia)(c)	8.375%	1/19/2036	4,465,000	4,435,209
Encino Acquisition Partners Holdings LLC†	8.75%	5/1/2031	6,071,000	6,528,377
EQT Corp.	7.00%	2/1/2030	6,650,000	7,188,315
Expand Energy Corp.	5.375%	3/15/2030	3,282,000	3,264,478
Expand Energy Corp.†	6.75%	4/15/2029	8,980,000	9,106,618
HF Sinclair Corp.	5.00%	2/1/2028	5,000,000	5,001,436
Kimmeridge Texas Gas LLC†	8.50%	2/15/2030	5,349,000	5,463,671
Kraken Oil & Gas Partners LLC†	7.625%	8/15/2029	3,442,000	3,377,295
Long Ridge Energy LLC†	8.75%	2/15/2032	2,807,000	2,819,709
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.†	6.875%	12/1/2032	5,374,000	5,422,189
Medco Maple Tree Pte. Ltd. (Singapore)†(c)	8.96%	4/27/2029	3,470,000	3,667,460
Moss Creek Resources Holdings, Inc.†	8.25%	9/1/2031	3,379,000	3,398,774
Occidental Petroleum Corp.(d)	5.55%	10/1/2034	2,222,000	2,195,293
Occidental Petroleum Corp.	6.45%	9/15/2036	2,730,000	2,854,157
Occidental Petroleum Corp.	6.625%	9/1/2030	3,168,000	3,350,451
Ovintiv, Inc.	6.50%	2/1/2038	4,605,000	4,818,025
Petroleos Mexicanos (Mexico)(c)	6.70%	2/16/2032	6,029,000	5,300,826
SM Energy Co.†	6.75%	8/1/2029	5,802,000	5,815,501
Talos Production, Inc.†	9.00%	2/1/2029	3,702,000	3,831,559

See Notes to Schedule of Investments.	45

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Oil & Gas (continued)
TGNR Intermediate Holdings LLC†	5.50%		10/15/2029		$6,453,000	$6,152,208
Valaris Ltd.†	8.375%		4/30/2030		2,771,000	2,809,121
Vermilion Energy, Inc. (Canada)†(c)	6.875%		5/1/2030		4,100,000	4,075,101
Vital Energy, Inc.	9.75%		10/15/2030		4,118,000	4,324,514
Total						179,934,272

Packaging & Containers 0.12%
LABL, Inc.†	9.50%		11/1/2028		2,060,000	1,980,885
Mauser Packaging Solutions Holding Co.†	9.25%		4/15/2027		2,500,000	2,539,524
Total						4,520,409

Pharmaceuticals 0.92%
Bayer Corp.†	6.65%		2/15/2028		1,527,000	1,592,920
Bayer U.S. Finance II LLC†	4.25%		12/15/2025		4,694,000	4,671,011
Bayer U.S. Finance LLC†	6.25%		1/21/2029		4,800,000	4,959,466
Bayer U.S. Finance LLC†	6.375%		11/21/2030		10,069,000	10,531,348
Bayer U.S. Finance LLC†	6.50%		11/21/2033		5,000,000	5,223,982
Organon & Co./Organon Foreign Debt Co-Issuer BV†(d)	5.125%		4/30/2031		6,141,000	5,600,132
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(c)	3.15%		10/1/2026		2,030,000	1,965,269
Total						34,544,128

Pipelines 2.15%
Cheniere Energy Partners LP	3.25%		1/31/2032		5,307,000	4,682,603
Cheniere Energy, Inc.	5.65%		4/15/2034		4,427,000	4,504,680
Columbia Pipeline Group, Inc.	4.50%		6/1/2025		5,000,000	4,993,183
Columbia Pipelines Holding Co. LLC†	5.097%		10/1/2031		3,707,000	3,694,040
Delek Logistics Partners LP/Delek Logistics Finance Corp.†	7.125%		6/1/2028		2,905,000	2,947,898
Eastern Energy Gas Holdings LLC	5.65%		10/15/2054		5,244,000	5,146,731
Enbridge, Inc. (Canada)(c)	6.20%		11/15/2030		1,573,000	1,666,382
Enbridge, Inc. (Canada)(c)	8.50% (5 yr. CMT + 4.43%)	#	1/15/2084		8,937,000	9,928,078
Energy Transfer LP	6.50% (5 yr. CMT + 5.69%)	#	–	(e)	5,254,000	5,274,979
EQM Midstream Partners LP†	7.50%		6/1/2030		2,061,000	2,243,186
Galaxy Pipeline Assets Bidco Ltd. (Jersey)(c)	2.16%		3/31/2034		4,684,454	4,114,281
NGPL PipeCo LLC†	3.25%		7/15/2031		5,100,000	4,484,150
NGPL PipeCo LLC†	4.875%		8/15/2027		3,500,000	3,491,223
Sabine Pass Liquefaction LLC	5.625%		3/1/2025		287,000	287,000
South Bow USA Infrastructure Holdings LLC†	5.026%		10/1/2029		4,467,000	4,444,488

46	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Pipelines (continued)
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	5.00%	1/15/2028	$3,025,000	$3,028,206
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	5.50%	3/1/2030	10,047,000	10,168,665
Venture Global LNG, Inc.†	8.375%	6/1/2031	4,908,000	5,117,753
Total				80,217,526

REITS 2.45%
American Tower Corp.	3.80%	8/15/2029	3,078,000	2,956,765
American Tower Corp.	5.55%	7/15/2033	3,000,000	3,077,392
Brandywine Operating Partnership LP	8.875%	4/12/2029	5,423,000	5,817,328
Crown Castle, Inc.	2.10%	4/1/2031	3,000,000	2,546,989
Crown Castle, Inc.	3.30%	7/1/2030	8,500,000	7,864,701
EPR Properties	4.95%	4/15/2028	1,994,000	1,983,547
GLP Capital LP/GLP Financing II, Inc.	5.75%	6/1/2028	5,500,000	5,617,849
Goodman U.S. Finance Six LLC†	5.125%	10/7/2034	4,965,000	4,956,601
HAT Holdings I LLC/HAT Holdings II LLC†	3.375%	6/15/2026	10,000,000	9,708,226
HAT Holdings I LLC/HAT Holdings II LLC†	8.00%	6/15/2027	6,781,000	7,074,848
Iron Mountain Information Management Services, Inc.†	5.00%	7/15/2032	4,925,000	4,624,151
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	7.00%	7/15/2031	4,000,000	4,154,740
Phillips Edison Grocery Center Operating Partnership I LP	4.95%	1/15/2035	5,642,000	5,425,082
Phillips Edison Grocery Center Operating Partnership I LP	5.75%	7/15/2034	932,000	952,178
Prologis Targeted U.S. Logistics Fund LP†	5.25%	1/15/2035	2,685,000	2,692,759
VICI Properties LP	6.125%	4/1/2054	673,000	686,012
VICI Properties LP/VICI Note Co., Inc.†	3.75%	2/15/2027	11,500,000	11,245,292
VICI Properties LP/VICI Note Co., Inc.†	4.625%	12/1/2029	5,831,000	5,670,644
VICI Properties LP/VICI Note Co., Inc.†	5.75%	2/1/2027	4,490,000	4,547,409
Total				91,602,513

Retail 0.47%
Alimentation Couche-Tard, Inc. (Canada)†(c)	5.267%	2/12/2034	3,559,000	3,541,814
Arko Corp.†	5.125%	11/15/2029	3,385,000	3,061,027
Saks Global Enterprises LLC†	11.00%	12/15/2029	5,139,000	4,749,392
Staples, Inc.†	10.75%	9/1/2029	3,149,000	3,011,273
Walgreens Boots Alliance, Inc.(d)	8.125%	8/15/2029	3,043,000	3,069,101
Total				17,432,607

See Notes to Schedule of Investments.	47

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Semiconductors 0.96%
Broadcom, Inc.†	4.15%	4/15/2032	$2,413,000	$2,299,227
Broadcom, Inc.	4.80%	10/15/2034	6,079,000	5,953,945
Broadcom, Inc.	5.15%	11/15/2031	6,190,000	6,299,066
Foundry JV Holdco LLC†	5.50%	1/25/2031	5,744,000	5,852,982
Foundry JV Holdco LLC†	5.90%	1/25/2033	7,790,000	8,041,188
Intel Corp.	4.875%	2/10/2028	7,500,000	7,539,327
Total				35,985,735

Software 0.91%
AppLovin Corp.	5.375%	12/1/2031	6,301,000	6,433,048
Atlassian Corp. (Australia)(c)	5.50%	5/15/2034	9,256,000	9,459,614
Cloud Software Group, Inc.†	6.50%	3/31/2029	3,243,000	3,192,465
Cloud Software Group, Inc.†	9.00%	9/30/2029	3,436,000	3,514,444
MSCI, Inc.†	3.625%	11/1/2031	5,500,000	5,017,503
Oracle Corp.	2.875%	3/25/2031	3,491,000	3,127,244
Workday, Inc.	3.80%	4/1/2032	3,500,000	3,250,161
Total				33,994,479

Telecommunications 0.60%
Altice France SA (France)†(c)	8.125%	2/1/2027	1,525,000	1,369,090
AT&T, Inc.	4.30%	2/15/2030	6,709,000	6,585,405
Sprint Capital Corp.	6.875%	11/15/2028	4,500,000	4,816,057
Sprint Capital Corp.	8.75%	3/15/2032	4,500,000	5,419,300
T-Mobile USA, Inc.	3.875%	4/15/2030	4,317,000	4,135,618
Total				22,325,470

Transportation 0.13%
Rand Parent LLC†(d)	8.50%	2/15/2030	3,123,000	3,211,123
Watco Cos. LLC/Watco Finance Corp.†	7.125%	8/1/2032	1,472,000	1,517,123
Total				4,728,246
Total Corporate Bonds (cost $1,699,342,005)				1,716,813,101

FLOATING RATE LOANS(f) 2.53%

Aerospace/Defense 0.10%
Dynasty Acquisition Co., Inc. 2024 1st Lien Term Loan B1	6.574% (1 mo. USD Term SOFR + 2.25%)	10/31/2031	2,645,337	2,646,712
Dynasty Acquisition Co., Inc. 2024 1st Lien Term Loan B2	6.574% (1 mo. USD Term SOFR + 2.25%)	10/31/2031	1,006,201	1,006,725
Total				3,653,437

48	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Airlines 0.14%
American Airlines, Inc. 2021 Term Loan	–	(b)	4/20/2028	$4,996,000	$5,107,161

Building Materials 0.06%
EMRLD Borrower LP 2024 Term Loan B	6.829% (3 mo. USD Term SOFR + 2.50%)		8/4/2031	2,318,190	2,315,710

Commercial Services 0.10%
Trans Union LLC 2024 Term Loan B8	6.074% (1 mo. USD Term SOFR + 1.75%)		6/24/2031	1,172,055	1,171,809
Trans Union LLC 2024 Term Loan B9	6.074% (1 mo. USD Term SOFR + 1.75%)		6/24/2031	2,707,286	2,706,893
Total					3,878,702

Construction & Engineering 0.06%
Frontdoor, Inc. 2024 Term Loan B	6.574% (1 mo. USD Term SOFR + 2.25%)		12/19/2031	2,337,000	2,353,067

Consumer Staples 0.08%
Reynolds Consumer Products LLC 2025 Term Loan B	–	(b)	2/20/2032	3,158,095	3,168,959

Diversified Financial Services 0.78%
Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6	6.07% (1 mo. USD Term SOFR + 1.75%)		6/24/2030	16,511,000	16,527,181
Citadel Securities LP 2024 First Lien Term Loan	6.329% (3 mo. USD Term SOFR + 2.00%)		10/31/2031	3,503,000	3,511,985
Corpay Technologies Operating Co. LLC Term Loan B5	–	(b)	4/28/2028	2,262,000	2,259,772
Hudson River Trading LLC 2024 Term Loan B	7.31% (1 mo. USD Term SOFR + 3.00%)		3/18/2030	3,508,475	3,511,405
Jane Street Group LLC 2024 Term Loan B1	6.313% (3 mo. USD Term SOFR + 2.00%)		12/15/2031	3,494,738	3,456,610
Total					29,266,953

Electric 0.46%
Calpine Corp. 2024 Term Loan B10	–	(b)	1/31/2031	3,226,000	3,226,145
NRG Energy, Inc. 2024 Term Loan	6.044% - 6.07% (1 mo. USD Term SOFR + 1.75%) (3 mo. USD Term SOFR + 1.75%)		4/16/2031	4,634,573	4,638,906

See Notes to Schedule of Investments.	49

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Electric (continued)
Talen Energy Supply LLC 2024 Incremental Term Loan B	6.818% (3 mo. USD Term SOFR + 2.50%)		12/15/2031	$3,295,000	$3,304,473
Vistra Operations Co. LLC 1st Lien Term Loan B3	6.074% (1 mo. USD Term SOFR + 1.75%)		12/20/2030	5,836,096	5,841,144
Total					17,010,668

Entertainment 0.27%
Flutter Financing BV 2024 Term Loan B (Netherlands)(c)	6.079% (3 mo. USD Term SOFR + 1.75%)		11/30/2030	10,010,765	9,999,804

Financial 0.08%
Jump Financial LLC 2025 Term Loan B	–	(b)	2/20/2032	3,009,950	3,036,287

Food Service 0.04%
Aramark Services, Inc. 2024 Term Loan B8	6.324% (1 mo. USD Term SOFR + 2.00%)		6/22/2030	1,356,000	1,362,610

Media 0.06%
Charter Communications Operating LLC 2024 Term Loan B5	6.56% (3 mo. USD Term SOFR + 2.25%)		12/15/2031	2,155,000	2,154,267
Oil & Gas 0.09%
Hilcorp Energy I LP Term Loan B	6.315% (1 mo. USD Term SOFR + 2.00%)		2/11/2030	3,426,300	3,434,866

Software 0.09%
Cotiviti Corp. 2024 Term Loan	7.059% (1 mo. USD Term SOFR + 2.75%)		5/1/2031	3,503,835	3,475,366

Transportation 0.12%
Genesee & Wyoming, Inc. 2024 Term Loan B	6.079% (3 mo. USD Term SOFR + 1.75%)		4/10/2031	4,461,818	4,450,306
Total Floating Rate Loans (cost $94,675,401)					94,668,163

FOREIGN GOVERNMENT OBLIGATIONS(c) 1.35%

Angola 0.14%
Angola Government International Bonds	8.75%		4/14/2032	5,883,000	5,269,006

50	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Colombia 0.23%
Colombia Government International Bonds	7.50%		2/2/2034	$3,124,000	$3,140,593
Colombia Government International Bonds	7.75%		11/7/2036	5,484,000	5,451,679
Total					8,592,272

Hungary 0.20%
Hungary Government International Bonds	5.50%		6/16/2034	7,500,000	7,431,090

Mexico 0.10%
Mexico Government International Bonds	6.00%		5/13/2030	3,590,000	3,666,942

Nigeria 0.10%
Nigeria Government International Bonds†	10.375%		12/9/2034	3,556,000	3,715,198

Panama 0.15%
Panama Government International Bonds	6.40%		2/14/2035	5,860,000	5,556,606

Saudi Arabia 0.10%
Saudi Government International Bonds	5.75%		1/16/2054	3,770,000	3,677,724

Senegal 0.09%
Senegal Government International Bonds†	6.25%		5/23/2033	4,460,000	3,492,498

South Africa 0.15%
Republic of South Africa Government International Bonds†	7.10%		11/19/2036	5,544,000	5,446,572

Sri Lanka 0.09%
Sri Lanka Government International Bonds†	3.60%	(g)	5/15/2036	4,364,000	3,567,570
Total Foreign Government Obligations (cost $50,386,985)					50,415,478

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.97%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K140 Class A2	2.25%		1/25/2032	6,060,000	5,277,703
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K145 Class A2	2.58%		5/25/2032	7,275,000	6,437,600
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K146 Class A2	2.92%		6/25/2032	8,410,000	7,609,474
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K148 Class A2	3.50%	#(h)	7/25/2032	7,500,000	7,043,735
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K149 Class A2	3.53%		8/25/2032	7,779,000	7,316,089

See Notes to Schedule of Investments.	51

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KG07 Class A2	3.123%	#(h)	8/25/2032	$3,021,000	$2,764,012
Government National Mortgage Association Series 2017-76 Class AS	2.65%		11/16/2050	3,109	2,742
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $36,393,931)					36,451,355

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 24.03%
Federal Home Loan Mortgage Corp.	2.50%		6/1/2051 - 11/1/2051	7,662,162	6,418,624
Federal Home Loan Mortgage Corp.	3.50%		2/1/2046	724,274	676,402
Federal Home Loan Mortgage Corp.	5.00%		7/1/2052 - 8/1/2052	4,123,932	4,106,422
Federal Home Loan Mortgage Corp.	6.00%		7/1/2039 - 9/1/2039	29,960,987	30,975,520
Federal Home Loan Mortgage Corp.	6.50%		11/1/2053	11,431,207	11,841,959
Federal National Mortgage Association	2.00%		1/1/2036 - 2/1/2036	11,427,587	10,352,080
Federal National Mortgage Association	2.50%		8/1/2035 - 5/1/2052	31,405,968	28,351,712
Federal National Mortgage Association	3.00%		3/1/2037 - 1/1/2052	1,910,353	1,734,359
Federal National Mortgage Association	3.50%		7/1/2045 - 4/1/2052	14,345,824	13,167,929
Federal National Mortgage Association	4.00%		5/1/2052 - 6/1/2052	2,899,996	2,751,356
Federal National Mortgage Association	5.00%		7/1/2052 - 10/1/2052	5,554,222	5,512,795
Federal National Mortgage Association	6.00%		2/1/2039	1,439,914	1,490,433
Government National Mortgage Association(i)	2.00%		TBA	23,670,000	19,445,496
Government National Mortgage Association(i)	2.50%		TBA	11,221,000	9,618,531
Government National Mortgage Association(i)	3.00%		TBA	30,495,000	27,133,461
Government National Mortgage Association(i)	4.50%		TBA	12,857,000	12,406,775
Government National Mortgage Association(i)	5.00%		TBA	28,974,000	28,611,035
Government National Mortgage Association(i)	5.50%		TBA	63,394,000	63,547,189
Government National Mortgage Association(i)	6.00%		TBA	52,993,000	53,683,302
Government National Mortgage Association(i)	6.50%		TBA	19,445,000	19,839,186
Uniform Mortgage-Backed Security(i)	2.00%		TBA	31,706,000	27,854,636
Uniform Mortgage-Backed Security(i)	2.50%		TBA	44,525,000	37,556,083
Uniform Mortgage-Backed Security(i)	3.00%		TBA	2,737,000	2,385,194
Uniform Mortgage-Backed Security(i)	3.50%		TBA	15,392,000	13,963,136

52	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Uniform Mortgage-Backed Security(i)	4.00%		TBA	$26,436,000	$24,780,931
Uniform Mortgage-Backed Security(i)	4.50%		TBA	1,943,000	1,871,346
Uniform Mortgage-Backed Security(i)	5.00%		TBA	106,521,000	106,156,506
Uniform Mortgage-Backed Security(i)	5.50%		TBA	223,762,000	225,207,769
Uniform Mortgage-Backed Security(i)	6.00%		TBA	81,021,000	82,523,406
Uniform Mortgage-Backed Security(i)	6.50%		TBA	6,186,000	6,366,556
Uniform Mortgage-Backed Security(i)	7.00%		TBA	17,079,000	17,868,044
Total Government Sponsored Enterprises Pass-Throughs (cost $891,370,730)					898,198,173

MUNICIPAL BONDS 0.04%

Natural Gas 0.04%
Texas Natural Gas Securitization Finance Corp. A1 (cost $1,565,544)	5.102%		4/1/2035	1,565,543	1,596,345

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 9.45%
Bayview Opportunity Master Fund VI Trust Series 2021-6 Class A2†	2.50%	#(h)	10/25/2051	5,451,254	4,504,710
BBCMS Mortgage Trust Series 2025-5C33 Class A4(a)	5.839%		3/15/2058	10,550,000	11,016,791
Benchmark Mortgage Trust Series 2024-V12 Class A3	5.739%		12/15/2057	4,090,000	4,251,004
Benchmark Mortgage Trust Series 2024-V7 Class A3	6.228%	#(h)	5/15/2056	7,600,000	8,024,717
BFLD Mortgage Trust Series 2024-VICT Class A†	6.202% (1 mo. USD Term SOFR + 1.89%)	#	7/15/2041	3,070,000	3,079,310
BMO Mortgage Trust Series 2023-C5 Class A4	5.494%		6/15/2056	5,471,000	5,676,513
BMO Mortgage Trust Series 2024-5C8 Class A3	5.625%	#(h)	12/15/2057	5,910,000	6,120,788
BX Commercial Mortgage Trust Series 2021-ACNT Class A†	5.277% (1 mo. USD Term SOFR + 0.96%)	#	11/15/2038	3,000,545	2,996,232
BX Commercial Mortgage Trust Series 2024-XL4 Class A†	5.754% (1 mo. USD Term SOFR + 1.44%)	#	2/15/2039	5,490,881	5,506,286
BX Commercial Mortgage Trust Series 2024-XL5 Class A†	5.704% (1 mo. USD Term SOFR + 1.39%)	#	3/15/2041	6,104,805	6,119,935
BX Trust Series 2024-VLT4 Class A†	5.803% (1 mo. USD Term SOFR + 1.49%)	#	7/15/2029	4,890,000	4,896,935
BX Trust Series 2025-ROIC Class B†	5.717% (1 mo. USD Term SOFR + 1.39%)	#	3/15/2030	6,640,000	6,641,902

See Notes to Schedule of Investments.	53

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CF Trust Series 2019-BOSS Class A1†(j)	7.695% (1 mo. USD Term SOFR + 3.30%)	#	12/15/2024	$107,930	$11,149
Chase Home Lending Mortgage Trust Series 2024-RPL2 Class A1B†	3.25%	#(h)	8/25/2064	3,093,537	2,742,109
Chase Home Lending Mortgage Trust Series 2024-RPL3 Class A1B†	3.25%	#(h)	9/25/2064	2,121,891	1,887,918
Chase Home Lending Mortgage Trust Series 2024-RPL4 Class A1A†	3.375%	#(h)	12/25/2064	3,927,122	3,537,768
CIM Trust Series 2021-J1 Class A1†	2.50%	#(h)	3/25/2051	4,890,877	4,026,500
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class AS	3.849%		2/10/2049	97,572	92,190
Citigroup Mortgage Loan Trust, Inc. Series 2022-INV1 Class A3B†	3.00%	#(h)	11/27/2051	2,221,091	1,902,728
Commercial Mortgage Pass-Through Certificates Series 2015-LC21 Class AM	4.043%	#(h)	7/10/2048	6,309,000	6,270,084
CONE Trust Series 2024-DFW1 Class B†	6.603% (1 mo. USD Term SOFR + 2.29%)	#	8/15/2041	2,240,000	2,244,909
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-HQA4 Class M1†	5.302% (30 day USD SOFR Average + .95%)	#	12/25/2041	3,596,928	3,594,178
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA1 Class M2†	6.852% (30 day USD SOFR Average + 2.50%)	#	1/25/2042	9,117,000	9,341,905
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA2 Class M1B†	6.752% (30 day USD SOFR Average + 2.40%)	#	2/25/2042	13,096,000	13,423,793
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA1 Class M1A†	6.452% (30 day USD SOFR Average + 2.10%)	#	3/25/2042	917,219	923,967
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA1 Class M2†	9.602% (30 day USD SOFR Average + 5.25%)	#	3/25/2042	9,411,000	10,137,480
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA3 Class A1†	6.202% (30 day USD SOFR Average + 1.85%)	#	11/25/2043	6,791,760	6,885,231
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA3 Class M1A†	6.652% (30 day USD SOFR Average + 2.30%)	#	8/25/2042	3,040,167	3,105,337

54	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2023-DNA2 Class M1B†	7.603% (30 day USD SOFR Average + 3.25%)	#	4/25/2043	$2,450,000	$2,583,842
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2023-HQA1 Class M2†	9.852% (30 day USD SOFR Average + 5.50%)	#	5/25/2043	3,000,000	3,325,837
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA1 Class A1†	5.702% (30 day USD SOFR Average + 1.35%)	#	2/25/2044	2,915,431	2,937,480
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA1 Class M1†	5.702% (30 day USD SOFR Average + 1.35%)	#	2/25/2044	2,027,802	2,036,084
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA2 Class M1†	5.552% (30 day USD SOFR Average + 1.20%)	#	5/25/2044	1,888,222	1,894,102
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2025-HQA1 Class M1†	5.488% (30 day USD SOFR Average + 1.15%)	#	2/25/2045	7,190,000	7,199,649
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2019-R05 Class 1B1†	8.567% (30 day USD SOFR Average + 4.21%)	#	7/25/2039	1,622,206	1,681,960
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R06 Class 1M1†	7.102% (30 day USD SOFR Average + 2.75%)	#	5/25/2042	2,250,387	2,308,214
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R08 Class 1M1†	6.902% (30 day USD SOFR Average + 2.55%)	#	7/25/2042	5,630,644	5,790,521
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R01 Class 1M1†	6.753% (30 day USD SOFR Average + 2.40%)	#	12/25/2042	3,346,401	3,445,751
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R01 Class 1M2†	8.103% (30 day USD SOFR Average + 3.75%)	#	12/25/2042	5,902,000	6,293,236

See Notes to Schedule of Investments.	55

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R02 Class 1M1†	6.652% (30 day USD SOFR Average + 2.30%)	#	1/25/2043	$5,345,263	$5,473,315
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R03 Class 2M2†	8.252% (30 day USD SOFR Average + 3.90%)	#	4/25/2043	4,100,000	4,394,972
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R04 Class 1M1†	6.653% (30 day USD SOFR Average + 2.30%)	#	5/25/2043	4,050,145	4,144,235
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R04 Class 1M2†	7.903% (30 day USD SOFR Average + 3.55%)	#	5/25/2043	1,900,000	2,026,892
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R03 Class 2M2†	6.303% (30 day USD SOFR Average + 1.95%)	#	3/25/2044	1,850,000	1,878,850
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R04 Class 1M2†	6.002% (30 day USD SOFR Average + 1.65%)	#	5/25/2044	1,270,000	1,280,403
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R06 Class 1A1†	5.502% (30 day USD SOFR Average + 1.15%)	#	9/25/2044	3,838,718	3,850,837
Flagstar Mortgage Trust Series 2021-12 Class A2†	2.50%	#(h)	11/25/2051	2,694,269	2,218,104
Flagstar Mortgage Trust Series 2021-4 Class A1†	2.50%	#(h)	6/1/2051	9,339,268	7,694,310
Flagstar Mortgage Trust Series 2021-7 Class A1†	2.50%	#(h)	8/25/2051	6,191,645	5,097,380
GS Mortgage-Backed Securities Trust Series 2021-PJ2 Class A2†	2.50%	#(h)	7/25/2051	1,866,386	1,541,752
GS Mortgage-Backed Securities Trust Series 2022-PJ6 Class A4†	3.00%	#(h)	1/25/2053	6,389,818	5,462,443
Hudson Yards Mortgage Trust Series 2025-SPRL Class D†	6.34%	#(h)	1/13/2040	6,275,000	6,450,548
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class D†	3.805%	#(h)	6/10/2027	100,000	1,051
JP Morgan Mortgage Trust Series 2021-10 Class A3†	2.50%	#(h)	12/25/2051	3,496,336	2,878,420
JP Morgan Mortgage Trust Series 2021-15 Class A2†	3.00%	#(h)	6/25/2052	5,539,227	4,749,126

56	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JP Morgan Mortgage Trust Series 2021-4 Class A3†	2.50%	#(h)	8/25/2051	$5,396,253	$4,445,792
JP Morgan Mortgage Trust Series 2021-INV6 Class A2†	3.00%	#(h)	4/25/2052	12,489,308	10,746,518
JP Morgan Mortgage Trust Series 2021-INV8 Class A2†	3.00%	#(h)	5/25/2052	3,216,791	2,759,883
JP Morgan Mortgage Trust Series 2022-1 Class A2†	3.00%	#(h)	7/25/2052	1,671,530	1,431,439
JP Morgan Mortgage Trust Series 2022-3 Class A2†	3.00%	#(h)	8/25/2052	3,685,994	3,162,441
JP Morgan Mortgage Trust Series 2022-4 Class A2A†	3.00%	#(h)	10/25/2052	2,554,467	2,186,790
JP Morgan Mortgage Trust Series 2022-4 Class A3†	3.00%	#(h)	10/25/2052	2,307,261	1,975,165
JP Morgan Mortgage Trust Series 2022-INV1 Class A3†	3.00%	#(h)	3/25/2052	3,636,482	3,124,319
KIND Commercial Mortgage Trust Series 2024-1 Class A†	6.202% (1 mo. USD Term SOFR + 1.89%)	#	8/15/2041	2,670,000	2,679,812
LoanCore Issuer Ltd. Series 2025-CRE8 Class A†	5.76% (1 mo. USD Term SOFR + 1.39%)	#	8/17/2042	5,940,000	5,933,559
MF1 LLC Series 2024-FL14 Class A†	6.051% (1 mo. USD Term SOFR + 1.74%)	#	3/19/2039	3,820,000	3,837,059
Mill City Mortgage Loan Trust Series 2021-NMR1 Class B4†	3.672%	#(h)	11/25/2060	2,550,000	1,831,010	(k)
MTN Commercial Mortgage Trust Series 2022-LPFL Class A†	5.717% (1 mo. USD Term SOFR + 1.40%)	#	3/15/2039	2,500,000	2,501,672
Multifamily Connecticut Avenue Securities Trust Series 2024-01 Class M7†	7.102% (30 day USD SOFR Average + 2.75%)	#	7/25/2054	4,354,498	4,406,722
New Residential Mortgage Loan Trust Series 2020-RPL1 Class B3†	3.854%	#(h)	11/25/2059	3,850,000	2,976,065
Oceanview Mortgage Trust Series 2021-3 Class A2†	2.50%	#(h)	7/25/2051	3,247,692	2,675,665
PFP Ltd. Series 2023-10 Class A†	6.677% (1 mo. USD Term SOFR + 2.36%)	#	9/16/2038	3,777,513	3,789,160
Ready Capital Mortgage Financing LLC Series 2022-FL8 Class A†	6.002% (30 day USD SOFR Average + 1.65%)	#	1/25/2037	2,364,518	2,365,525
Residential Mortgage Loan Trust Series 2020-1 Class A1†	2.376%	#(h)	1/26/2060	4,567	4,502

See Notes to Schedule of Investments.	57

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
RIDE Series 2025-SHRE Class A†	5.075%	#(h)	2/14/2047	$8,710,000	$8,849,386
ROCK Trust Series 2024-CNTR Class A†	5.388%		11/13/2041	11,110,000	11,283,642
SG Commercial Mortgage Securities Trust Series 2019-787E Class X†(l)	0.305%	#(h)	2/15/2041	1,217,000	15,045
SMRT Commercial Mortgage Trust Series 2022-MINI Class A†	5.312% (1 mo. USD Term SOFR + 1.00%)	#	1/15/2039	2,875,000	2,869,263
Starwood Mortgage Residential Trust Series 2020-1 Class A1†	2.275%	#(h)	2/25/2050	4,951	4,740
SWCH Commercial Mortgage Trust Series 2025-DATA Class D†	6.949% (1 mo. USD Term SOFR + 2.64%)	#	3/15/2042	5,370,000	5,371,462
TEXAS Commercial Mortgage Trust Series 2025-TWR Class D†(a)	7.401% (1 mo. USD Term SOFR + 3.09%)	#	4/15/2042	3,300,000	3,318,304
Velocity Commercial Capital Loan Trust Series 2024-3 Class A†	6.65%	#(h)	6/25/2054	2,866,059	2,919,832
Verus Securitization Trust Series 2021-8 Class A1†	1.824%	#(h)	11/25/2066	961,163	873,903
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A12†	6.003% (1 mo. USD Term SOFR + 1.69%)	#	8/15/2041	4,210,000	4,240,258
Wells Fargo Commercial Mortgage Trust Series 2025-5C3 Class A3	6.096%		1/15/2058	12,370,000	13,035,795
Total Non-Agency Commercial Mortgage-Backed Securities (cost $351,060,980)					353,216,411

U.S. TREASURY OBLIGATIONS 22.91%
U.S. Treasury Bonds	2.375%		2/15/2042	129,595,000	96,963,383
U.S. Treasury Bonds	4.125%		8/15/2044	135,453,000	128,151,237
U.S. Treasury Bonds	4.25%		8/15/2054	98,845,000	95,014,756
U.S. Treasury Bonds	4.50%		11/15/2054	58,927,000	59,101,940
U.S. Treasury Bonds	4.625%		11/15/2044	127,041,000	128,470,211
U.S. Treasury Notes	4.25%		11/30/2026	145,148,900	145,721,557
U.S. Treasury Notes	4.25%		11/15/2034	36,509,000	36,657,318
U.S. Treasury Notes	4.375%		12/31/2029	163,817,700	166,402,948
Total U.S. Treasury Obligations (cost $842,886,580)					856,483,350
Total Long-Term Investments (cost $4,436,230,275)					4,479,424,065

58	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2025

Investments	Principal Amount‡	Fair Value
SHORT-TERM INVESTMENTS 2.17%

REPURCHASE AGREEMENTS 1.60%
Repurchase Agreement dated 2/28/2025, 2.050% due 3/3/2025 with Fixed Income Clearing Corp. collateralized by $39,392,600 of U.S. Treasury Note at 4.375% due 7/31/2026; value: $39,664,446; proceeds: $38,893,252 (cost $38,886,609)	$38,886,609	$38,886,609
Repurchase Agreement dated 2/28/2025, 4.380% due 3/3/2025 with JPMorgan Securities LLC collateralized by $24,815,400 of U.S. Treasury Bond at 1.875% due 2/15/2032; value: $21,428,571; proceeds: $21,007,665 (cost $21,000,000)	21,000,000	21,000,000
Total Repurchase Agreements (cost $59,886,609)		59,886,609

TIME DEPOSITS 0.06%
CitiBank N.A.(m) (cost $2,117,330)	2,117,330	2,117,330

	Shares

MONEY MARKET FUNDS 0.51%
Fidelity Government Portfolio(m) (cost $19,055,972)	19,055,972	19,055,972
Total Short-Term Investments (cost $81,059,911)		81,059,911
Total Investments in Securities 122.00% (cost $4,517,290,186)		4,560,483,976
Other Assets and Liabilities – Net(n) (22.00)%		(822,368,323)
Net Assets 100.00%		$3,738,115,653

CAD	Canadian Dollar.
CMT	Constant Maturity Rate.
ICE	Intercontinental Exchange.
LIBOR	London Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.
‡	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At February 28, 2025, the total value of Rule 144A securities was $1,653,889,397, which represents 44.24% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at February 28, 2025.
(a)	Securities purchased on a when-issued basis.
(b)	Interest Rate to be determined.
(c)	Foreign security traded in U.S. dollars.
(d)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(e)	Security is perpetual in nature and has no stated maturity.
(f)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at February 28, 2025.

See Notes to Schedule of Investments.	59

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2025

(g)	Step Bond – Security with a predetermined schedule of interest rate changes.
(h)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(i)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(j)	Defaulted (non-income producing security).
(k)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(l)	Interest-only security. The principal amount shown is a notional amount representing the outstanding principal of the underlying debt obligation(s). Holders of interest only securities do not receive principal payments on the underlying debt obligation(s).
(m)	Security was purchased with the cash collateral from loaned securities.
(n)	Other Assets and Liabilities – Net include net unrealized appreciation/(depreciation) on forward foreign currency exchange contracts and futures contracts as follows:

Forward Foreign Currency Exchange Contracts at February 28, 2025:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Canadian dollar	Sell	Morgan Stanley	3/7/2025	3,601,000	$2,585,456	$2,489,437	$96,019

Futures Contracts at February 28, 2025:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Ultra Treasury Note	June 2025	1,116	Long	$126,650,537	$127,503,000	$852,463
U.S. 2-Year Treasury Note	June 2025	148	Long	30,499,564	30,631,375	131,811
U.S. Ultra Treasury Bond	June 2025	183	Long	22,417,107	22,714,875	297,768
Total Unrealized Appreciation on Futures Contracts						$1,282,042

60	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

CORE PLUS BOND FUND February 28, 2025

The following is a summary of the inputs used as of February 28, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$471,581,689	$–	$471,581,689
Corporate Bonds	–	1,716,813,101	–	1,716,813,101
Floating Rate Loans	–	94,668,163	–	94,668,163
Foreign Government Obligations	–	50,415,478	–	50,415,478
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	36,451,355	–	36,451,355
Government Sponsored Enterprises Pass-Throughs	–	898,198,173	–	898,198,173
Municipal Bonds	–	1,596,345	–	1,596,345
Non-Agency Commercial Mortgage-Backed Securities	–	351,385,401	1,831,010	353,216,411
U.S. Treasury Obligations	–	856,483,350	–	856,483,350
Short-Term Investments
Repurchase Agreements	–	59,886,609	–	59,886,609
Time Deposits	–	2,117,330	–	2,117,330
Money Market Funds	19,055,972	–	–	19,055,972
Total	$19,055,972	$4,539,596,994	$1,831,010	$4,560,483,976
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$96,019	$–	$96,019
Liabilities	–	–	–	–
Futures Contracts
Assets	1,282,042	–	–	1,282,042
Liabilities	–	–	–	–
Total	$1,282,042	$96,019	$–	$1,378,061

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Schedule of Investments.	61

Schedule of Investments (unaudited)

FLOATING RATE FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
LONG-TERM INVESTMENTS 94.47%

ASSET-BACKED SECURITIES 3.39%

Other 3.39%
720 East CLO Ltd. Series 2022-1A Class DR†	7.193% (3 mo. USD Term SOFR + 2.90%)	#	1/20/2038	$15,200,000	$15,427,240
AGL CLO 29 Ltd. Series 2024-29A Class D†	8.043% (3 mo. USD Term SOFR + 3.75%)	#	4/21/2037	5,000,000	5,108,175
AIMCO CLO 23 Ltd. Series 2025-23A Class D1†(a)	–	(b)	4/20/2038	2,350,000	2,350,000
Apidos CLO LII Ltd. Series 2025-52A Class D1†(a)	–	(b)	4/20/2038	7,800,000	7,800,000
ARES XLIII CLO Ltd. Series 2017-43A Class D1R2†	7.302% (3 mo. USD Term SOFR + 3.00%)	#	1/15/2038	7,350,000	7,461,396
Bain Capital Credit CLO Ltd. Series 2023-3A Class E†	12.847% (3 mo. USD Term SOFR + 8.55%)	#	7/24/2036	3,500,000	3,628,379
Ballyrock CLO 22 Ltd. Series 2024-22A Class C†	7.802% (3 mo. USD Term SOFR + 3.50%)	#	4/15/2037	7,400,000	7,568,664
Ballyrock CLO 28 Ltd. Series 2024-28A Class C1†	7.127% (3 mo. USD Term SOFR + 2.80%)	#	1/20/2038	7,000,000	7,154,964
Benefit Street Partners CLO IV Ltd. Series 2014-IVA Class DAR4†	7.993% (3 mo. USD Term SOFR + 3.70%)	#	4/20/2034	8,500,000	8,549,890
Carlyle U.S. CLO Ltd. Series 2024-1A Class D†	8.202% (3 mo. USD Term SOFR + 3.90%)	#	4/15/2037	9,250,000	9,435,774
CIFC Funding Ltd. Series 2013-1A Class CR†	8.119% (3 mo. USD Term SOFR + 3.81%)	#	7/16/2030	6,750,000	6,784,970
Dryden 115 CLO Ltd. Series 2024-115A Class D†	8.093% (3 mo. USD Term SOFR + 3.80%)	#	4/18/2037	8,850,000	9,101,828
Elmwood CLO 28 Ltd. Series 2024-4A Class D†	7.603% (3 mo. USD Term SOFR + 3.30%)	#	4/17/2037	5,750,000	5,839,380
Generate CLO 15 Ltd. Series 2024-15A Class D†	8.043% (3 mo. USD Term SOFR + 3.75%)	#	7/20/2037	9,520,000	9,753,018

62	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Generate CLO 16 Ltd. Series 2024-16A Class D1†	7.543% (3 mo. USD Term SOFR + 3.25%)	#	7/20/2037	$8,500,000	$8,661,772
GoldenTree Loan Management U.S. CLO 1 Ltd. Series 2017-1A Class DR3†	6.704% (3 mo. USD Term SOFR + 2.40%)	#	4/20/2034	1,750,000	1,754,366
GoldenTree Loan Management U.S. CLO 16 Ltd. Series 2022-16A Class DRR†	6.716% (3 mo. USD Term SOFR + 2.40%)	#	1/20/2038	9,500,000	9,523,631
Invesco U.S. CLO Ltd. Series 2023-2A Class D†	9.243% (3 mo. USD Term SOFR + 4.95%)	#	4/21/2036	2,500,000	2,534,407
KKR CLO 45a Ltd. Series 2024-45A Class D†	8.202% (3 mo. USD Term SOFR + 3.90%)	#	4/15/2035	12,000,000	12,099,537
OCP CLO Ltd. Series 2023-30A Class D†	8.797% (3 mo. USD Term SOFR + 4.50%)	#	1/24/2037	1,250,000	1,280,450
OCP CLO Ltd. Series 2024-31A Class D†	8.243% (3 mo. USD Term SOFR + 3.95%)	#	4/20/2037	4,080,000	4,165,259
Pikes Peak CLO 6 Series 2020-6A Class DRR†	6.822% (3 mo. USD Term SOFR + 2.50%)	#	5/18/2034	2,250,000	2,255,617
RAD CLO 27 Ltd. Series 2024-27A Class D1†	7.091% (3 mo. USD Term SOFR + 2.80%)	#	1/15/2038	10,390,000	10,584,293
Regatta XXVIII Funding Ltd. Series 2024-2A Class D1†	8.30% (3 mo. USD Term SOFR + 4.00%)	#	4/25/2037	11,850,000	12,149,016
Total Asset-Backed Securities (cost $168,519,550)					170,972,026

				Shares

COMMON STOCKS 0.32%

Electric: Utilities 0.03%
Frontera Generation Holdings LLC*				209,679	1,782,271

Machinery 0.01%
TNT Crane & Rigging, Inc.*				528,781	418,795

See Notes to Schedule of Investments.	63

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2025

Investments	Interest Rate	Maturity Date	Shares	Fair Value
Miscellaneous Financials 0.22%
Utex Industries*			297,535	$11,058,335

Transportation Infrastructure 0.06%
ACBL Holdings Corp.*			60,887	3,044,350
Total Common Stocks (cost $23,045,405)				16,303,751

			Principal Amount‡

CONVERTIBLE BONDS 0.12%

Leisure Time 0.12%
Sabre GLBL, Inc. (cost $6,206,837)	4.00%	4/15/2025	$6,252,000	6,245,748

CORPORATE BONDS 6.49%

Advertising 0.07%
Advantage Sales & Marketing, Inc.†	6.50%	11/15/2028	3,882,500	3,680,527

Airlines 0.16%
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Malta)†(c)(d)	9.50%	6/1/2028	8,067,000	8,074,426

Apparel 0.06%
S&S Holdings LLC†	8.375%	10/1/2031	2,936,000	2,928,721

Banks 0.09%
Freedom Mortgage Corp.†	6.625%	1/15/2027	4,761,000	4,757,852

Building Materials 0.09%
ACProducts Holdings, Inc.†	6.375%	5/15/2029	7,065,000	4,521,600

Chemicals 0.41%
ASP Unifrax Holdings, Inc.†	10.425%	9/30/2029	4,749,741	4,771,970
Cerdia Finanz GmbH (Germany)†(c)	9.375%	10/3/2031	5,614,000	5,897,788
Kobe U.S. Midco 2, Inc.†	9.25%	11/1/2026	11,260,625	10,136,364
Total				20,806,122

Commercial Services 0.35%
Alta Equipment Group, Inc.†(d)	9.00%	6/1/2029	7,917,000	7,356,170
WASH Multifamily Acquisition, Inc.†	5.75%	4/15/2026	10,400,000	10,379,311
Total				17,735,481

Computers 0.11%
Ahead DB Holdings LLC	6.625%	5/1/2028	5,643,000	5,582,180

64	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Diversified Financial Services 0.37%
Navient Corp.	9.375%		7/25/2030		$6,951,000	$7,589,069
PRA Group, Inc.†(d)	5.00%		10/1/2029		11,546,000	10,783,036
Total						18,372,105

Energy-Alternate Sources 0.14%
Sunnova Energy Corp.†(d)	5.875%		9/1/2026		9,064,000	6,840,076

Food 0.04%
Sigma Holdco BV (Netherlands)†(c)(d)	7.875%		5/15/2026		2,178,000	2,181,424

Hand/Machine Tools 0.37%
IMA Industria Macchine Automatiche SpA†	6.535% (3 mo. EURIBOR + 3.75%)	#	4/15/2029	EUR	2,771,000	2,899,145
IMA Industria Macchine Automatiche SpA	6.535% (3 mo. EURIBOR + 3.75%)	#	4/15/2029	EUR	7,160,000	7,491,115
Werner FinCo LP/Werner FinCo, Inc.†	11.50%		6/15/2028		$7,555,000	8,329,765
Total						18,720,025

Internet 0.69%
Acuris Finance U.S., Inc./Acuris Finance SARL†	9.00%		8/1/2029		9,545,000	9,509,206
GrubHub Holdings, Inc.†(d)	5.50%		7/1/2027		9,491,000	8,840,124
Millennium Escrow Corp.†	6.625%		8/1/2026		10,933,000	8,157,320
Rakuten Group, Inc. (Japan)†(c)	9.75%		4/15/2029		7,471,000	8,220,873
Total						34,727,523

Leisure Time 0.36%
Carnival Corp.†	6.125%		2/15/2033		8,439,000	8,504,002
Deuce Finco PLC	5.50%		6/15/2027	GBP	7,544,000	9,430,285
Total						17,934,287

Machinery-Diversified 0.15%
Nova Alexandre III SAS†	8.035% (3 mo. EURIBOR + 5.25%)	#	7/15/2029	EUR	7,039,000	7,318,553

Media 0.12%
CSC Holdings LLC†	6.50%		2/1/2029		$7,000,000	5,852,700

Metal Fabricate-Hardware 0.10%
Park-Ohio Industries, Inc.	6.625%		4/15/2027		5,129,000	5,084,692

Mining 0.00%
Mirabela Nickel Ltd.	Zero Coupon		9/10/2044		51,005	–	(e)

See Notes to Schedule of Investments.	65

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Oil & Gas 0.62%
Baytex Energy Corp. (Canada)†(c)	8.50%	4/30/2030	$5,404,000	$5,536,679
Kraken Oil & Gas Partners LLC†	7.625%	8/15/2029	7,090,000	6,956,717
Saturn Oil & Gas, Inc. (Canada)†(c)	9.625%	6/15/2029	6,695,000	6,597,935
Vermilion Energy, Inc. (Canada)†(c)	6.875%	5/1/2030	5,028,000	4,997,466
Wildfire Intermediate Holdings LLC†	7.50%	10/15/2029	7,367,000	7,330,741
Total				31,419,538

Pharmaceuticals 0.39%
Curaleaf Holdings, Inc.	8.00%	12/15/2026	10,322,000	9,857,510
Trulieve Cannabis Corp.	8.00%	10/6/2026	9,805,000	9,666,799
Total				19,524,309

Pipelines 0.06%
TransMontaigne Partners LLC†	8.50%	6/15/2030	3,074,000	3,120,655

REITS 0.16%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	4.25%	2/1/2027	8,259,000	8,044,187

Retail 0.75%
Evergreen Acqco 1 LP/TVI, Inc.†	9.75%	4/26/2028	3,975,000	4,175,288
Global Auto Holdings Ltd./AAG FH U.K. Ltd. (United Kingdom)†(c)	8.75%	1/15/2032	11,032,000	10,229,784
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.†	7.00%	8/15/2028	11,756,000	6,768,691
Park River Holdings, Inc.†(d)	5.625%	2/1/2029	4,382,000	3,748,642
Saks Global Enterprises LLC†	11.00%	12/15/2029	10,537,000	9,738,147
Staples, Inc.†	10.75%	9/1/2029	3,453,000	3,301,977
Total				37,962,529

Software 0.29%
Dye & Durham Ltd. (Canada)†(c)	8.625%	4/15/2029	6,100,000	6,387,658
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL†	8.75%	5/1/2029	7,966,000	8,040,960
Total				14,428,618

Transportation 0.54%
Carriage Purchaser, Inc.†	7.875%	10/15/2029	6,974,000	6,519,576
Rand Parent LLC†(d)	8.50%	2/15/2030	7,500,000	7,711,632
Seaspan Corp. (Hong Kong)†(c)	5.50%	8/1/2029	7,742,000	7,134,644
Star Leasing Co. LLC†	7.625%	2/15/2030	5,578,000	5,654,256
Total				27,020,108
Total Corporate Bonds (cost $334,336,349)				326,638,238

66	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Shares	Fair Value
EXCHANGE-TRADED FUNDS 2.38%

Exchange-Traded Funds 1.86%
Invesco Senior Loan ETF(d)				4,484,426	$93,993,569

Miscellaneous Financials 0.52%
SPDR Blackstone Senior Loan ETF				624,065	26,023,510
Total Exchange-Traded Funds (cost $120,865,432)					120,017,079

				Principal Amount‡

FLOATING RATE LOANS(f) 81.19%

Advertising 0.60%
Advantage Sales & Marketing, Inc. 2024 Term Loan	8.805% (3 mo. USD Term SOFR + 4.25%)		10/28/2027	$9,556,379	9,552,125
CMG Media Corp. 2024 Term Loan	7.929% (3 mo. USD Term SOFR + 3.50%)		6/18/2029	7,026,847	6,498,569
Summer BC Holdco B SARL 2024 USD Term Loan B	9.589% (3 mo. USD Term SOFR + 5.00%)		2/15/2029	14,237,170	14,283,441
Total					30,334,135

Aerospace/Defense 1.43%
Alloy Finco Ltd. USD Holdco PIK Term Loan 13.50% (Jersey)(c)	0.50%		3/6/2028	13,123,487	16,699,637
Barnes Group, Inc. 2025 Term Loan B	7.324% (1 mo. USD Term SOFR + 3.00%)		1/27/2032	6,730,000	6,714,218
Doncasters Finance U.S. LLC 2024 Delayed Draw Term Loan (United Kingdom)(c)(g)	–	(b)	4/23/2030	281,397	288,432
Doncasters Finance U.S. LLC 2024 Term Loan (Jersey)(c)	10.829% (3 mo. USD Term SOFR + 6.50%)		4/23/2030	2,793,013	2,862,839
Dynasty Acquisition Co., Inc. 2024 1st Lien Term Loan B1	6.574% (1 mo. USD Term SOFR + 2.25%)		10/31/2031	724,444	724,821
Dynasty Acquisition Co., Inc. 2024 1st Lien Term Loan B2	6.574% (1 mo. USD Term SOFR + 2.25%)		10/31/2031	275,556	275,699
TransDigm, Inc. 2023 Term Loan J	6.829% (3 mo. USD Term SOFR + 2.50%)		2/28/2031	9,907,703	9,920,087

See Notes to Schedule of Investments.	67

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Aerospace/Defense (continued)
TransDigm, Inc. 2024 Term Loan	6.829% (3 mo. USD Term SOFR + 2.50%)		1/19/2032	$24,331,138	$24,380,286
TransDigm, Inc. 2024 Term Loan K	7.079% (3 mo. USD Term SOFR + 2.75%)		3/22/2030	10,184,533	10,207,500
Total					72,073,519

Airlines 0.68%
American Airlines, Inc. 2021 Term Loan	9.305% (3 mo. USD Term SOFR + 4.75%)		4/20/2028	20,958,745	21,425,077
JetBlue Airways Corp. 2024 Term Loan B	9.104% (3 mo. USD Term SOFR + 4.75%)		8/27/2029	7,589,468	7,618,611
United Airlines, Inc. 2024 1st Lien Term Loan B	6.297% (3 mo. USD Term SOFR + 2.00%)		2/22/2031	5,072,908	5,087,696
Total					34,131,384

Apparel 1.07%
ABG Intermediate Holdings 2 LLC 2024 1st Lien Term Loan B	6.574% (1 mo. USD Term SOFR + 2.25%)		12/21/2028	16,670,362	16,667,444
S&S Holdings LLC 2024 Term Loan	9.322% (1 mo. USD Term SOFR + 5.00%)		10/1/2031	11,472,247	11,453,089
Varsity Brands, Inc. 2024 Term Loan B	8.068% (3 mo. USD Term SOFR + 3.50%)		8/26/2031	12,461,000	12,473,461
WH Borrower LLC 2025 Term Loan B	9.072% (3 mo. USD Term SOFR + 4.75%)		2/12/2032	13,149,000	13,195,022
Total					53,789,016

Auto Parts & Equipment 1.28%
Clarios Global LP 2024 USD Term Loan B (Canada)(c)	6.824% (1 mo. USD Term SOFR + 2.50%)		5/6/2030	6,460,000	6,441,428
Clarios Global LP 2025 USD Term Loan B (Canada)(c)	7.074% (1 mo. USD Term SOFR + 2.75%)		1/28/2032	25,561,000	25,550,392
RealTruck Group, Inc. 2023 Incremental Term Loan	9.438% (1 mo. USD Term SOFR + 5.00%)		1/31/2028	3,900,525	3,859,082
RealTruck Group, Inc. 2025 Incremental Term Loan	–	(b)	1/31/2028	11,979,053	11,874,236
Tenneco, Inc. 2022 Term Loan B	9.422% – 9.43% (3 mo. USD Term SOFR + 5.00%)		11/17/2028	17,153,000	16,953,768
Total					64,678,906

68	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Automobile Manufacturers 0.00%
American Trailer World Corp. Term Loan B	8.174% (1 mo. USD Term SOFR + 3.75%)		3/3/2028		$49,998	$42,298

Banks 0.48%
AqGen Island Holdings, Inc. 2024 Term Loan B	7.324% (1 mo. USD Term SOFR + 3.00%)		8/2/2028		14,707,431	14,690,885
Chrysaor Bidco SARL USD Delayed Draw Term Loan (Luxembourg)(c)(g)	–	(b)	10/30/2031		649,165	655,387
Chrysaor Bidco SARL USD Term Loan B (Luxembourg)(c)	7.789% (3 mo. USD Term SOFR + 3.50%)		10/30/2031		8,777,835	8,861,971
Total						24,208,243

Beverages 0.68%
Pegasus BidCo BV 2024 EUR Term Loan B2	6.022% (3 mo. EURIBOR + 3.50%)		7/12/2029	EUR	5,328,000	5,582,270
Pegasus BidCo BV 2024 Term Loan B (Netherlands)(c)	7.573% (3 mo. USD Term SOFR + 3.25%)		7/12/2029		$9,857,275	9,881,918
Triton Water Holdings, Inc. 2025 Term Loan B	6.565% (3 mo. USD Term SOFR + 2.25%)		3/31/2028		18,722,065	18,767,092
Total						34,231,280

Building Materials 2.53%
ACProducts, Inc. 2021 Term Loan B	8.84% (3 mo. USD Term SOFR + 4.25%)		5/17/2028		4,656,418	3,507,167
Cornerstone Building Brands, Inc. 2021 Term Loan B	7.662% (1 mo. USD Term SOFR + 3.25%)		4/12/2028		4,488,342	4,172,946
Cornerstone Building Brands, Inc. 2024 Term Loan B	8.812% (1 mo. USD Term SOFR + 4.50%)		5/15/2031		16,735,853	15,828,435
CP Atlas Buyer, Inc. 2021 Term Loan B	8.174% (1 mo. USD Term SOFR + 3.75%)		11/23/2027		16,930,420	16,159,493
ECO Material Tech, Inc. Term Loan	7.569% (1 mo. USD Term SOFR + 3.25%)		2/12/2032		8,601,000	8,609,085
EMRLD Borrower LP 2024 Term Loan B	6.829% (3 mo. USD Term SOFR + 2.50%)		8/4/2031		5,084,257	5,078,817

See Notes to Schedule of Investments.	69

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Building Materials (continued)
Hobbs & Associates LLC Delayed Draw Term Loan	7.064% (3 mo. USD Term SOFR + 3.25%)		7/23/2031		$847,331	$846,539
Hobbs & Associates LLC Term Loan B	–	(b)	7/23/2031		8,494,545	8,486,603
Nvent Electric PLC Term Loan B (United Kingdom)(c)	7.824% (1 mo. USD Term SOFR + 3.50%)		1/30/2032		8,562,000	8,630,496
Quikrete Holdings, Inc. 2025 Term Loan B	6.56% (3 mo. USD Term SOFR + 2.25%)		2/10/2032		42,986,667	42,966,678
Quikrete Holdings, Inc. 2025 Term Loan B1	6.574% (1 mo. USD Term SOFR + 2.25%)		4/14/2031		7,252,980	7,253,197
Smyrna Ready Mix Concrete LLC 2025 Term Loan B	7.322% (1 mo. USD Term SOFR + 3.00%)		4/2/2029		5,738,000	5,773,863
Total						127,313,319

Chemicals 1.66%
Bakelite U.S. Holdco, Inc. 2024 Term Loan B	8.079% (3 mo. USD Term SOFR + 3.75%)		12/23/2031		10,527,000	10,474,365
Fortis 333, Inc. USD Term Loan B	–	(b)	2/6/2032		7,650,000	7,666,754
Hexion Holdings Corp. 2024 Term Loan B	8.317% (1 mo. USD Term SOFR + 4.00%)		3/15/2029		48,911	48,697
Ineos Finance PLC 2024 EUR 1st Lien Term Loan B	6.026% (1 mo. EURIBOR + 3.50%)		6/23/2031	EUR	9,838,000	10,242,289
Ineos US Finance LLC 2024 USD 1st Lien Term Loan B	7.324% (1 mo. USD Term SOFR + 3.00%)		2/7/2031		$4,465,412	4,407,987
Lonza Group AG EUR Term Loan B	6.608% (3 mo. EURIBOR + 3.93%)		7/3/2028	EUR	5,000,000	5,083,014
LSF11 A5 Holdco LLC 2024 Term Loan B	7.935% (1 mo. USD Term SOFR + 3.50%)		10/15/2028		$6,350,025	6,359,645
Nouryon Finance BV 2024 USD Term Loan B1 (Netherlands)(c)	7.553% (3 mo. USD Term SOFR + 3.25%)		4/3/2028		18,220,529	18,340,147
Nouryon Finance BV 2024 USD Term Loan B2 (Netherlands)(c)	7.554% (3 mo. USD Term SOFR + 3.25%)		4/3/2028		2,762,858	2,784,160
Plaskolite LLC 2021 Term Loan	8.575% (3 mo. USD Term SOFR + 4.00%)		12/15/2025		4,035,646	3,935,461

70	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Chemicals (continued)
PMHC II, Inc. 2022 Term Loan B	8.689% (3 mo. USD Term SOFR + 4.25%)		4/23/2029		$8,723,427	$8,459,892
USALCO LLC 2024 Delayed Draw Term Loan(g)	–	(b)	9/30/2031		553,060	555,826
USALCO LLC 2024 Term Loan B	8.324% (1 mo. USD Term SOFR + 4.00%)		9/30/2031		5,367,940	5,394,779
Total						83,753,016

Commercial Services 6.95%
Albion Financing 3 SARL 2025 USD Term Loan B (Luxembourg)(c)	7.302% (3 mo. USD Term SOFR + 3.00%)		8/16/2029		9,770,900	9,804,463
Allied Universal Holdco LLC 2021 USD Incremental Term Loan B	8.174% (1 mo. USD Term SOFR + 3.75%)		5/12/2028		21,109,441	21,156,515
Amber Finco PLC 2024 EUR Term Loan	6.327% (3 mo. EURIBOR + 3.50%)		6/11/2029	EUR	5,200,000	5,444,277
AVSC Holding Corp. 2020 Term Loan B2	11.957% (1 mo. USD Term SOFR + 5.50%)		10/15/2026		$91	90	(h)
BCP V Modular Services Holdings IV Ltd. 2024 EUR Term Loan B	6.858% (3 mo. EURIBOR + 4.18%)		12/15/2028	EUR	7,170,000	7,460,595
Belron Finance 2019 LLC 2024 USD Term Loan B	7.052% (3 mo. USD Term SOFR + 2.75%)		10/16/2031		$27,789,352	27,898,009
Boluda Towage SL 2024 EUR Term Loan B	5.999% (3 mo. EURIBOR + 3.50%)		1/31/2030	EUR	4,915,000	5,149,101
Boost Newco Borrower LLC 2025 USD Term Loan B	6.291% (3 mo. USD Term SOFR + 2.00%)		1/31/2031		$7,436,013	7,449,025
Brock Holdings III, Inc. 2024 Term Loan B	10.329% (3 mo. USD Term SOFR + 6.00%)		5/2/2030		6,977,513	7,016,761
CHG Healthcare Services, Inc. 2024 Term Loan B1	7.313% – 7.32% (1 mo. USD Term SOFR + 3.00%) (3 mo. USD Term SOFR + 3.00%)		9/29/2028		13,531,906	13,550,986
CoreLogic, Inc. Term Loan	7.938% (1 mo. USD Term SOFR + 3.50%)		6/2/2028		12,226,139	12,202,115
Corp. Service Co. Term Loan B	6.324% (1 mo. USD Term SOFR + 2.00%)		11/2/2029		11,020,764	10,998,722
Crash Champions LLC 2024 Term Loan B	9.072% (3 mo. USD Term SOFR + 4.75%)		2/23/2029		13,572,795	12,130,686

See Notes to Schedule of Investments.	71

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Commercial Services (continued)
Creative Artists Agency LLC 2024 1st Lien Term Loan B	7.074% (1 mo. USD Term SOFR + 2.75%)		10/1/2031		$2,869,000	$2,874,781
Ensemble RCM LLC 2024 Term Loan B	7.291% (3 mo. USD Term SOFR + 3.00%)		8/1/2029		13,593,633	13,659,154
First Advantage Holdings LLC 2024 Term Loan B	7.574% (1 mo. USD Term SOFR + 3.25%)		10/31/2031		10,326,000	10,358,269
Garda World Security Corp. 2025 Term Loan B (Canada)(c)	7.308% (1 mo. USD Term SOFR + 3.00%)		2/1/2029		11,551,483	11,544,321
Grant Thornton Advisors LLC 2025 Term Loan B	7.055% (3 mo. USD Term SOFR + 2.75%)		6/2/2031		7,564,270	7,560,072
IFCO Management GmbH 2024 EUR 1st Lien Term Loan B	6.336% (6 mo. EURIBOR + 3.75%)		11/29/2029	EUR	7,424,457	7,777,390
KUEHG Corp. 2024 Term Loan	7.537% (3 mo. USD Term SOFR + 3.25%)		6/12/2030		$3,258,457	3,274,749
Mavis Tire Express Services Corp. 2025 Repriced Term Loan	7.313% (3 mo. USD Term SOFR + 3.00%)		5/4/2028		12,424,954	12,462,042
Nuvei Technologies Corp. 2024 Term Loan B1 (Canada)(c)	7.324% (1 mo. USD Term SOFR + 3.00%)		11/15/2031		20,693,000	20,703,450
PG Investment Co. 59 SARL Term Loan B (Luxembourg)(c)	7.329% (3 mo. USD Term SOFR + 3.00%)		3/26/2031		15,542,847	15,604,319
Raven Acquisition Holdings LLC Delayed Draw Term Loan(g)	–	(b)	11/19/2031		1,489,533	1,484,610
Raven Acquisition Holdings LLC Term Loan B	7.574% (1 mo. USD Term SOFR + 3.25%)		11/19/2031		20,853,467	20,784,546
Spin Holdco, Inc. 2021 Term Loan	8.706% (3 mo. USD Term SOFR + 4.00%)		3/4/2028		19,660,196	17,086,775
Spring Education Group, Inc. Term Loan	8.329% (3 mo. USD Term SOFR + 4.00%)		10/4/2030		15,485,915	15,624,204
Trans Union LLC 2024 Term Loan B9	6.074% (1 mo. USD Term SOFR + 1.75%)		6/24/2031		9,161,571	9,160,243
TruGreen LP 2020 Term Loan	8.424% (1 mo. USD Term SOFR + 4.00%)		11/2/2027		4,796,879	4,569,027

72	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Commercial Services (continued)
TTF Holdings LLC 2024 Term Loan	8.002% (6 mo. USD Term SOFR + 3.75%)		7/18/2031	$10,872,000	$10,926,360
Veritiv Corp. Term Loan B	8.313% (1 mo. USD Term SOFR + 4.00%)		11/30/2030	8,300,145	8,320,439
Wand NewCo 3, Inc. 2025 Repriced Term Loan B	7.074% (1 mo. USD Term SOFR + 2.75%)		1/30/2031	6,645,931	6,635,398
XPLOR T1 LLC Term Loan B	7.827% (3 mo. USD Term SOFR + 3.50%)		6/24/2031	9,422,385	9,469,497
Total					350,140,991

Computers 3.24%
Ahead DB Holdings LLC 2024 Term Loan B3	7.291% (3 mo. USD Term SOFR + 3.00%)		2/1/2031	7,698,089	7,734,809
Amentum Government Services Holdings LLC 2024 Term Loan B	6.574% (1 mo. USD Term SOFR + 2.25%)		9/29/2031	26,848,000	26,512,400
Clover Holdings 2 LLC Term Loan B	8.428% (3 mo. USD Term SOFR + 4.00%)		12/9/2031	14,476,000	14,503,215
Fortress Intermediate 3, Inc. Term Loan B	8.074% (1 mo. USD Term SOFR + 3.75%)		6/27/2031	13,581,960	13,603,216
McAfee LLC 2024 USD 1st Lien Term Loan B	7.309% (1 mo. USD Term SOFR + 3.00%)		3/1/2029	28,919,116	28,893,812
Nielsen Consumer, Inc. 2025 USD Term Loan	7.824% (1 mo. USD Term SOFR + 3.50%)		3/6/2028	9,563,000	9,565,008
Twitter, Inc. 2025 Fixed Term Loan	9.50%		10/26/2029	5,769,000	5,898,803
Twitter, Inc. Term Loan	10.979% (1 mo. USD Term SOFR + 6.50%)		10/26/2029	33,380,000	33,329,262
Vision Solutions, Inc. 2021 2nd Lien Term Loan	11.802% (3 mo. USD Term SOFR + 7.25%)		4/23/2029	10,538,000	10,275,867
Vision Solutions, Inc. 2021 Incremental Term Loan	8.552% (3 mo. USD Term SOFR + 4.00%)		4/24/2028	13,239,591	13,047,882
Total					163,364,274

Construction & Engineering 0.29%
Artera Services LLC 2024 Term Loan	–	(b)	2/15/2031	4,779,744	4,737,563
Frontdoor, Inc. 2024 Term Loan B	6.574% (1 mo. USD Term SOFR + 2.25%)		12/19/2031	9,927,000	9,995,248
Total					14,732,811

See Notes to Schedule of Investments.	73

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Consumer Non-Durables 0.20%
Anastasia Parent LLC 2018 Term Loan B	8.34% (3 mo. USD Term SOFR + 3.75%)	8/11/2025	$12,504,212	$10,289,591

Containers & Packaging 1.16%
Berlin Packaging LLC 2024 Term Loan B7	7.809% – 7.83% (1 mo. USD Term SOFR + 3.50%) (3 mo. USD Term SOFR + 3.50%)	6/7/2031	19,186,532	19,205,143
Charter NEX U.S., Inc. 2024 Term Loan B1	7.307% (1 mo. USD Term SOFR + 3.00%)	11/29/2030	16,860,370	16,902,521
Pretium Packaging LLC Second Out Term Loan A1	8.192% (3 mo. USD Term SOFR + 3.90%)	10/2/2028	404	283
Proampac PG Borrower LLC 2024 Term Loan	8.302% – 8.32% (3 mo. USD Term SOFR + 4.00%)	9/15/2028	11,647,554	11,673,003
SupplyOne, Inc. 2024 Term Loan B	8.074% (1 mo. USD Term SOFR + 3.75%)	4/21/2031	10,559,836	10,637,399
Total				58,418,349

Cosmetics/Personal Care 0.17%
Conair Holdings LLC Term Loan B	8.188% (1 mo. USD Term SOFR + 3.75%)	5/17/2028	9,557,304	8,785,886

Distribution/Wholesale 0.56%
Barentz International BV 2024 USD Term Loan B2 (Netherlands)(c)	8.429% (3 mo. USD Term SOFR + 4.00%)	3/3/2031	7,959,591	7,956,287
BCPE Empire Holdings, Inc. 2024 1st Lien Term Loan	7.824% (1 mo. USD Term SOFR + 3.50%)	12/11/2028	13,945,311	13,947,682
Olympus Water U.S. Holding Corp. 2024 USD Term Loan	7.337% (3 mo. USD Term SOFR + 3.00%)	6/20/2031	6,034,227	6,028,978
Total				27,932,947

Diversified Capital Goods 0.17%
Tank Holding Corp. 2022 Term Loan	10.245% (6 mo. USD Term SOFR + 5.75%)	3/31/2028	9,049,533	8,764,472

Diversified Financial Services 3.82%
Advisor Group, Inc. 2024 Term Loan B	7.824% (1 mo. USD Term SOFR + 3.50%)	8/17/2028	15,554,052	15,570,384

74	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Diversified Financial Services (continued)
Apex Group Treasury LLC 2025 USD Term Loan B	–	(b)	2/20/2032	$8,998,000	$9,051,448
Aretec Group, Inc. 2024 1st Lien Term Loan B	7.824% (1 mo. USD Term SOFR + 3.50%)		8/9/2030	20,819,672	20,809,887
Armor Holding II LLC 2024 Term Loan	8.035% (6 mo. USD Term SOFR + 3.75%)		12/11/2028	10,138,619	10,237,876
Assetmark Financial Holdings, Inc. 2024 Term Loan	7.079% (3 mo. USD Term SOFR + 2.75%)		9/5/2031	11,764,000	11,760,294
Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6	6.07% (1 mo. USD Term SOFR + 1.75%)		6/24/2030	6,125,000	6,131,003
Dechra Pharmaceuticals Holdings Ltd. USD Term Loan B (United Kingdom)(c)	7.542% (6 mo. USD Term SOFR + 3.25%)		1/27/2032	5,097,000	5,108,162
DRW Holdings LLC 2024 Term Loan B	7.791% (3 mo. USD Term SOFR + 3.50%)		6/26/2031	18,282,699	18,262,679
Edelman Financial Center LLC 2024 2nd Lien Term Loan	9.574% (1 mo. USD Term SOFR + 5.25%)		10/6/2028	6,942,000	6,999,862
FNZ Group Services Ltd. 2024 USD Term Loan B (Cayman Islands)(c)	9.291% (3 mo. USD Term SOFR + 5.00%)		11/5/2031	11,262,000	10,818,615
GEN II Fund Services LLC 2024 Term Loan B	7.079% (3 mo. USD Term SOFR + 2.75%)		11/26/2031	4,353,000	4,366,603
Guggenheim Partners LLC 2024 Term Loan B	6.829% (3 mo. USD Term SOFR + 2.50%)		11/26/2031	8,778,000	8,789,894
HighTower Holdings LLC 2025 Term Loan B	7.291% (3 mo. USD Term SOFR + 3.00%)		2/3/2032	1,836,000	1,836,000
Hudson River Trading LLC 2024 Term Loan B	7.31% (1 mo. USD Term SOFR + 3.00%)		3/18/2030	26,435,747	26,457,821
Jane Street Group LLC 2024 Term Loan B1	6.313% (PRIME Rate + 2.00%) (3 mo. USD Term SOFR + 2.00%)		12/15/2031	36,340,052	35,943,582
Total					192,144,110

Diversified Manufacturing Operations 0.46%
First Eagle Investment Management LLC 2024 Term Loan B2	7.329% (3 mo. USD Term SOFR + 3.00%)		3/5/2029	22,948,580	22,981,511

See Notes to Schedule of Investments.	75

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Electric 0.36%
Cornerstone Generation LLC Term Loan B	–	(b)	10/28/2031	$7,870,000	$7,904,431
NRG Energy, Inc. 2024 Term Loan	6.044% – 6.07% (1 mo. USD Term SOFR + 1.75%) (3 mo. USD Term SOFR + 1.75%)		4/16/2031	4,678,737	4,683,111
Talen Energy Supply LLC 2024 Incremental Term Loan B	6.818% (3 mo. USD Term SOFR + 2.50%)		12/15/2031	5,722,000	5,738,451
Total					18,325,993

Electric: Generation 0.68%
Astoria Energy LLC 2020 Term Loan B	7.574% – 7.58% (1 mo. USD Term SOFR + 3.25%) (3 mo. USD Term SOFR + 3.25%)		12/10/2027	7,025,695	7,058,294
EFS Cogen Holdings I LLC 2020 Term Loan B	7.805% (3 mo. USD Term SOFR + 3.50%)		10/3/2031	19,940,546	19,990,397
Frontera Generation Holdings LLC 2021 2nd Lien Term Loan	6.09% (3 mo. USD Term SOFR + 1.50%)		7/28/2028	2,863,989	2,792,389
Frontera Generation Holdings LLC 2021 Term Loan	17.59% (3 mo. USD Term SOFR + 13.00%)		7/28/2026	2,950,702	4,278,518
Total					34,119,598

Electronics 0.57%
II-VI, Inc. 2024 1st Lien Term Loan B	6.324% (1 mo. USD Term SOFR + 2.00%)		7/2/2029	10,227,972	10,225,875
LSF12 Crown U.S. Commercial Bidco LLC Term Loan B	8.559% (1 mo. USD Term SOFR + 4.25%)		12/2/2031	18,801,000	18,424,980
Total					28,650,855

Engineering & Construction 0.86%
Brand Industrial Services, Inc. 2024 Term Loan B	8.791% (3 mo. USD Term SOFR + 4.50%)		8/1/2030	12,559,252	12,221,722
Legence Holdings LLC 2025 Term Loan B	7.574% (1 mo. USD Term SOFR + 3.25%)		12/18/2028	13,209,941	13,211,592
Service Logic Acquisition, Inc. 2024 Term Loan B	7.791% – 7.82% (1 mo. USD Term SOFR + 3.50%) (3 mo. USD Term SOFR + 3.50%)		10/29/2027	15,147,257	15,204,060
Service Logic Acquisition, Inc. 2025 Fungible Term Loan B	–	(b)	10/29/2027	2,500,000	2,493,750
Total					43,131,124

76	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Entertainment 2.37%
AMC Entertainment Holdings, Inc. 2024 Term Loan	11.32% (1 mo. USD Term SOFR + 7.00%)		1/4/2029		$14,301,668	$14,567,251
Bally’s Corp. 2021 Term Loan B	7.802% (3 mo. USD Term SOFR + 3.25%)		10/2/2028		7,194,913	6,765,485
Caesars Entertainment, Inc. 2024 Term Loan B1	6.563% (3 mo. USD Term SOFR + 2.25%)		2/6/2031		20,694,358	20,752,612
Caesars Entertainment, Inc. Term Loan B	6.563% (3 mo. USD Term SOFR + 2.25%)		2/6/2030		14,351,063	14,374,383
Cinemark USA, Inc. 2024 Term Loan B	7.074% – 7.08% (1 mo. USD Term SOFR + 2.75%) (3 mo. USD Term SOFR + 2.75%)		5/24/2030		9,866,721	9,948,121
Endeavor Group Holdings, Inc. Term Loan B	–	(b)	1/27/2032		27,090,000	27,233,983
GVC Holdings (Gibraltar) Ltd. 2024 EUR Term Loan B	5.933% (3 mo. EURIBOR + 3.25%)		6/30/2028	EUR	5,034,000	5,250,583
Ontario Gaming GTA LP Term Loan B (Canada)(c)	8.579% (3 mo. USD Term SOFR + 4.25%)		8/1/2030		$8,991,640	9,028,147
SeaWorld Parks & Entertainment, Inc. 2024 Term Loan B3	6.324% (1 mo. USD Term SOFR + 2.00%)		12/4/2031		11,244,315	11,230,260
Total						119,150,825

Environmental 0.24%
GFL Environmental, Inc. 2025 Term Loan B (Canada)(c)	–	(b)	2/4/2032		11,953,000	11,938,118

Environmental Control 0.14%
Heritage-Crystal Clean, Inc. Term Loan B	8.337% (3 mo. USD Term SOFR + 4.00%)		10/17/2030		7,110,994	7,142,993

Financial 0.87%
Asurion LLC 2021 Second Lien Term Loan B4	9.688% (1 mo. USD Term SOFR + 5.25%)		1/20/2029		22,205,469	21,615,691
Asurion LLC 2022 Term Loan B10	8.424% (1 mo. USD Term SOFR + 4.00%)		8/19/2028		10,402,908	10,394,013
Jump Financial LLC 2025 Term Loan B	–	(b)	2/20/2032		11,838,883	11,942,474
Total						43,952,178

See Notes to Schedule of Investments.	77

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Food 1.43%
8th Avenue Food & Provisions, Inc. 2018 1st Lien Term Loan	8.188%(1 mo. USD Term SOFR + 3.75%)	10/1/2025		$12,308,033	$12,109,566
Aspire Bakeries Holdings LLC Term Loan	8.574% (1 mo. USD Term SOFR + 4.25%)	12/13/2030		4,742,055	4,771,693
BCPE North Star U.S. HoldCo 2, Inc. Term Loan	8.438% (1 mo. USD Term SOFR + 4.00%)	6/9/2028		5,280,576	5,210,160
Bellis Acquisition Co. PLC 2024 EUR Term Loan B	7.092% (6 mo. EURIBOR + 4.00%)	5/14/2031	EUR	11,481,462	11,668,036
CHG PPC Parent LLC 2021 Term Loan	7.438% (1 mo. USD Term SOFR + 3.00%)	12/8/2028		$15,567,695	15,606,614
Chobani LLC 2025 Repriced Term Loan B	6.824% (1 mo. USD Term SOFR + 2.50%)	10/25/2027		6,268,548	6,311,644
Market Bidco Ltd. 2024 EUR Term Loan B	7.056% (3 mo. EURIBOR + 4.50%)	11/4/2030	EUR	10,108,800	10,548,074
Upfield BV 2024 USD Term Loan B10 (Netherlands)(c)	8.87% (6 mo. USD Term SOFR + 4.25%)	1/3/2028		$5,636,581	5,648,165
Total					71,873,952

Food Service 0.07%
Aramark Services, Inc. 2024 Term Loan B8	6.324% (1 mo. USD Term SOFR + 2.00%)	6/22/2030		3,586,000	3,603,482

Gaming/Leisure 1.16%
888 Acquisitions Ltd. USD Term Loan B (United Kingdom)(c)	9.495% (6 mo. USD Term SOFR + 5.25%)	7/1/2028		13,885,916	13,507,525
Fertitta Entertainment LLC 2022 Term Loan B	7.824% (1 mo. USD Term SOFR + 3.50%)	1/27/2029		12,159,308	12,175,601
PENN Entertainment, Inc. 2022 Term Loan B	6.824% (1 mo. USD Term SOFR + 2.50%)	5/3/2029		7,774,737	7,804,864
Sabre GLBL, Inc. 2021 Term Loan B1	7.938% (1 mo. USD Term SOFR + 3.50%)	12/17/2027		4,327,730	4,222,783
Sabre GLBL, Inc. 2021 Term Loan B2	7.938% (1 mo. USD Term SOFR + 3.50%)	12/17/2027		6,843,230	6,677,282
United FP Holdings LLC 2019 1st Lien Term Loan	8.552% (3 mo. USD Term SOFR + 4.00%)	12/30/2026		14,522,166	14,122,806
Total					58,510,861

78	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Health Care Products 0.96%
Curia Global, Inc. 2021 Term Loan	8.174% (1 mo. USD Term SOFR + 3.75%)		8/30/2026		$14,324,558	$13,524,818
Hanger, Inc. 2024 Term Loan B	7.824% (1 mo. USD Term SOFR + 3.50%)		10/23/2031		3,419,806	3,429,074
Hanger, Inc. 2024 Delayed Draw Term Loan(g)	–	(b)	10/23/2031		2,864,194	2,871,956
Medline Borrower LP 2024 USD Add-on Term Loan B	6.574% (1 mo. USD Term SOFR + 2.25%)		10/23/2028		22,133,829	22,192,152
Resonetics LLC 2024 Term Loan B	7.603% (PRIME Rate + 3.25%)		6/18/2031		6,506,923	6,511,412
Total						48,529,412

Health Care Services 3.70%
ADMI Corp. 2023 Term Loan B5	10.074% (1 mo. USD Term SOFR + 5.75%)		12/23/2027		21,970,949	22,126,613
Bella Holding Co. LLC 2025 Term Loan	7.574% (1 mo. USD Term SOFR + 3.25%)		5/10/2028		9,275,222	9,296,462
Colosseum Dental Finance BV EUR Term Loan B	–	(b)	2/25/2032	EUR	8,600,000	8,958,856
Concentra Health Services, Inc. 2025 Repriced Term Loan B	–	(b)	7/26/2031		$954,000	958,770
Concentra Health Services, Inc. Term Loan B	6.574% (1 mo. USD Term SOFR + 2.25%)		7/28/2031		6,328,140	6,359,781
Dermatology Intermediate Holdings III, Inc. 2023 Incremental Term Loan B	9.791% (3 mo. USD Term SOFR + 5.50%)		3/30/2029		5,031,935	4,851,113
Global Medical Response, Inc. 2024 PIK Term Loan	9.79% (3 mo. USD Term SOFR + 5.50%)		10/31/2028		12,542,416	12,555,146
Heartland Dental LLC 2024 Term Loan	8.824% (1 mo. USD Term SOFR + 4.50%)		4/28/2028		20,561,164	20,593,856
LifePoint Health, Inc. 2024 1st Lien Term Loan B	8.052% (3 mo. USD Term SOFR + 3.75%)		5/17/2031		6,097,090	5,898,965
LifePoint Health, Inc. 2024 Incremental Term Loan B1	7.965% (3 mo. USD Term SOFR + 3.50%)		5/17/2031		7,050,330	6,821,230
MDVIP, Inc. 2024 Repriced Term Loan B	7.324% (1 mo. USD Term SOFR + 3.00%)		10/16/2028		9,897,642	9,897,642
National Mentor Holdings, Inc. 2021 Term Loan	8.174% – 8.18% (1 mo. USD Term SOFR + 3.75%) (3 mo. USD Term SOFR + 3.75%)		3/2/2028		10,182,056	10,003,870

See Notes to Schedule of Investments.	79

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Health Care Services (continued)
National Mentor Holdings, Inc. 2021 Term Loan C	8.179% (3 mo. USD Term SOFR + 3.75%)		3/2/2028	$454,628	$446,672
Pacific Dental Services LLC 2024 Term Loan B	7.07% (1 mo. USD Term SOFR + 2.75%)		3/15/2031	11,293,190	11,350,503
Parexel International Corp. 2025 Term Loan B	6.824% (1 mo. USD Term SOFR + 2.50%)		11/15/2028	4,852,984	4,865,796
Radnet Management, Inc. 2024 1st Lien Term Loan B	6.568% (3 mo. USD Term SOFR + 2.25%)		4/18/2031	5,357,369	5,369,343
Select Medical Corp. 2024 Term Loan B	6.309% (1 mo. USD Term SOFR + 2.00%)		12/3/2031	5,264,905	5,282,753
Star Parent, Inc. Term Loan B	8.329% (3 mo. USD Term SOFR + 4.00%)		9/27/2030	7,605,837	7,459,539
Surgery Center Holdings, Inc. 2024 Term Loan B	7.074% (1 mo. USD Term SOFR + 2.75%)		12/19/2030	4,931,274	4,943,010
Viant Medical Holdings, Inc. 2024 Term Loan B	8.324% (1 mo. USD Term SOFR + 4.00%)		10/29/2031	8,980,000	9,096,740
WCG Intermediate Corp. 2025 Term Loan B	–	(b)	2/19/2032	9,557,000	9,510,696
Wellpath Holdings, Inc. 2018 1st Lien Term Loan(i)	–	(b)	10/1/2025	16,065,445	5,641,060
Wellpath Holdings, Inc. 2024 New Money Delayed Draw Term Loan	11.546% (3 mo. USD Term SOFR + 7.25%)		6/9/2025	1,858,155	1,886,027
Wellpath Holdings, Inc. 2024 New Money Term Loan 1	5.516% (3 mo. USD Term SOFR + 1.00%)		6/9/2025	1,899,112	1,927,598	(h)
Total					186,102,041

Healthcare 1.22%
Athenahealth Group, Inc. 2022 Term Loan B	7.324% (1 mo. USD Term SOFR + 3.00%)		2/15/2029	15,380,777	15,379,392
CCRR Parent, Inc. Term Loan B	8.825% (3 mo. USD Term SOFR + 4.25%)		3/6/2028	13,680,299	6,207,436
Dermatology Intermediate Holdings III, Inc. 2022 Term Loan B	8.541% (3 mo. USD Term SOFR + 4.25%)		3/30/2029	49,891	47,755
Electron BidCo, Inc. 2021 Term Loan	7.074% (1 mo. USD Term SOFR + 2.75%)		11/1/2028	8,664,726	8,665,809

80	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Healthcare (continued)
Gainwell Acquisition Corp. Term Loan B	8.429% (3 mo. USD Term SOFR + 4.00%)	10/1/2027	$17,920,925	$16,728,108
Hunter Holdco 3 Ltd. USD Term Loan B (United Kingdom)(c)	8.679% (3 mo. USD Term SOFR + 4.25%)	8/19/2028	7,022,968	6,838,616
LSCS Holdings, Inc. 2021 1st Lien Term Loan	8.938% (1 mo. USD Term SOFR + 4.61%)	12/16/2028	34,177	34,254
National Mentor Holdings, Inc. 2021 2nd Lien Term Loan	11.679% (3 mo. USD Term SOFR + 7.25%)	3/2/2029	7,832,027	7,510,561
Total				61,411,931

Home Furnishings 0.82%
AI Aqua Merger Sub, Inc. 2024 1st Lien Term Loan B	7.309% (1 mo. USD Term SOFR + 3.00%)	7/31/2028	27,697,134	27,635,924
Tempur Sealy International, Inc. 2024 Term Loan B	6.824% (1 mo. USD Term SOFR + 2.50%)	10/24/2031	13,562,000	13,578,952
Total				41,214,876

Housewares 0.19%
Hunter Douglas, Inc. 2025 USD Term Loan B	7.553% (3 mo. USD Term SOFR + 3.25%)	1/20/2032	9,562,667	9,519,635

Housing 0.14%
Oscar AcquisitionCo LLC Term Loan B	8.495% (6 mo. USD Term SOFR + 4.25%)	4/29/2029	7,214,444	7,181,979

Information Technology 1.25%
Barracuda Networks, Inc. 2022 2nd Lien Term Loan	11.291% (3 mo. USD Term SOFR + 7.00%)	8/15/2030	11,404,507	7,983,155
ConnectWise LLC 2021 Term Loan B	8.09% (3 mo. USD Term SOFR + 3.50%)	9/29/2028	16,243,634	16,284,243
Constant Contact, Inc. Term Loan	8.564% (3 mo. USD Term SOFR + 4.00%)	2/10/2028	7,036,657	6,542,438
Ensono LP 2021 Term Loan	8.438% (1 mo. USD Term SOFR + 4.00%)	5/26/2028	12,754,163	12,699,511
RealPage, Inc. 1st Lien Term Loan	7.59% (3 mo. USD Term SOFR + 3.00%)	4/24/2028	10,464,032	10,410,613
Storable, Inc. Term Loan B	7.824% (1 mo. USD Term SOFR + 3.50%)	4/17/2028	9,215,294	9,240,774
Total				63,160,734

See Notes to Schedule of Investments.	81

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Insurance 3.93%
Acrisure LLC 2024 1st Lien Term Loan B6	7.324% (1 mo. USD Term SOFR + 3.00%)		11/6/2030	$21,321,930	$21,338,668
Alliant Holdings Intermediate LLC 2024 Term Loan B6	7.072% (1 mo. USD Term SOFR + 2.75%)		9/19/2031	20,573,746	20,565,414
AmWINS Group, Inc. 2025 Term Loan B	6.574% (1 mo. USD Term SOFR + 2.25%)		1/30/2032	11,350,000	11,343,587
Amynta Agency Borrower, Inc. 2024 1st Lien Term Loan B	7.291% – 7.32% (1 mo. USD Term SOFR + 3.00%) (3 mo. USD Term SOFR + 3.00%)		12/6/2031	11,651,529	11,638,537
Ardonagh Midco 3 PLC 2024 USD Term Loan B (United Kingdom)(c)	8.039% – 8.08% (3 mo. USD Term SOFR + 3.75%) (6 mo. USD Term SOFR + 3.75%)		2/15/2031	12,172,000	12,123,799
AssuredPartners, Inc. 2024 Incremental Term Loan B5	7.824% (1 mo. USD Term SOFR + 3.50%)		2/14/2031	24,776,989	24,804,739
Asurion LLC 2021 Term Loan B9	7.688% (1 mo. USD Term SOFR + 3.25%)		7/31/2027	2,950,000	2,949,764
Asurion LLC 2023 Term Loan B11	8.674% (1 mo. USD Term SOFR + 4.25%)		8/19/2028	20,171,175	20,179,042
Howden Group Holdings Ltd. 2024 USD 1st Lien Term Loan B (United Kingdom)(c)	7.324% (1 mo. USD Term SOFR + 3.00%)		2/15/2031	17,774,300	17,754,393
HUB International Ltd. 2025 Term Loan B	6.787% (3 mo. USD Term SOFR + 2.50%)		6/20/2030	11,529,687	11,552,112
OneDigital Borrower LLC 2024 2nd Lien Term Loan	9.574% (1 mo. USD Term SOFR + 5.25%)		7/2/2031	6,334,000	6,402,629
OneDigital Borrower LLC 2025 Repriced Term Loan	7.324% (1 mo. USD Term SOFR + 3.00%)		7/2/2031	10,457,450	10,455,254
Sedgwick Claims Management Services, Inc. 2023 Term Loan B	7.313% (3 mo. USD Term SOFR + 3.00%)		7/31/2031	18,951,036	18,981,547
Truist Insurance Holdings LLC 2024 Term Loan B	7.079% (3 mo. USD Term SOFR + 2.75%)		5/6/2031	7,909,266	7,918,164
Total					198,007,649

Internet 1.95%
Arches Buyer, Inc. 2021 Term Loan B	7.674% (1 mo. USD Term SOFR + 3.25%)		12/6/2027	15,945,372	15,693,754
Barracuda Networks, Inc. 2022 Term Loan	–	(b)	8/15/2029	20,188	17,488

82	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Internet (continued)
ION Trading Technologies SARL 2021 EUR Term Loan B	6.933% (3 mo. EURIBOR + 4.25%)	4/3/2028	EUR	11,312,551	$11,745,340
Magnite, Inc. 2024 First Lien Term Loan B	8.074% (1 mo. USD Term SOFR + 3.75%)	2/6/2031		$9,478,429	9,632,454
MH Sub I LLC 2021 2nd Lien Term Loan	10.574% (1 mo. USD Term SOFR + 6.25%)	2/23/2029		9,929,101	9,754,299
MH Sub I LLC 2023 Term Loan	8.574% (1 mo. USD Term SOFR + 4.25%)	5/3/2028		13,138,049	12,876,076
MH Sub I LLC 2024 Term Loan B4	8.574% (1 mo. USD Term SOFR + 4.25%)	12/31/2031		8,891,371	8,557,233
Proofpoint, Inc. 2024 Term Loan	7.324% (1 mo. USD Term SOFR + 3.00%)	8/31/2028		7,818,912	7,846,982
Speedster Bidco GmbH 2024 USD Term Loan B (Germany)(c)	7.905% (3 mo. USD Term SOFR + 3.50%)	12/10/2031		12,673,000	12,744,286
Titan AcquisitionCo New Zealand Ltd. 2021 USD Term Loan (New Zealand)(c)	8.59% (3 mo. USD Term SOFR + 4.00%)	10/18/2028		9,061,066	9,083,719
Total					97,951,631

Internet Companies 0.23%
NEXUS Buyer LLC 2021 Second Lien Term Loan	10.674% (1 mo. USD Term SOFR + 6.25%)	11/5/2029		11,388,361	11,400,547

Investment Management Companies 0.71%
Aragorn Parent Corp. Term Loan	8.324% (1 mo. USD Term SOFR + 4.00%)	12/15/2028		9,768,495	9,862,126
Dragon Buyer, Inc. Term Loan B	7.579% (3 mo. USD Term SOFR + 3.25%)	9/30/2031		13,224,250	13,247,392
NEXUS Buyer LLC 2025 Term Loan B	7.824% (1 mo. USD Term SOFR + 3.50%)	7/31/2031		12,475,083	12,492,798
Total					35,602,316

Leisure Time 0.61%
Bulldog Purchaser, Inc. 2025 Term Loan	8.046% (3 mo. USD Term SOFR + 3.75%)	6/27/2031		4,849,386	4,855,448
Fitness International LLC 2024 Term Loan B	9.574% (1 mo. USD Term SOFR + 5.25%)	2/5/2029		11,916,265	12,083,867
Recess Holdings, Inc. 2025 Repriced Term Loan	8.047% (3 mo. USD Term SOFR + 3.75%)	2/20/2030		7,321,470	7,374,844
Sabre GLBL, Inc. 2022 Term Loan B	8.674% (1 mo. USD Term SOFR + 4.25%)	6/30/2028		6,500,000	6,391,677
Total					30,705,836

See Notes to Schedule of Investments.	83

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Machinery: Diversified 1.19%
Arcline FM Holdings LLC 2024 Term Loan	8.803% (3 mo. USD Term SOFR + 4.50%)		6/23/2028	$17,346,402	$17,369,213
CD&R Hydra Buyer, Inc. 2024 Term Loan B	8.424% (1 mo. USD Term SOFR + 4.00%)		3/25/2031	10,554,182	10,405,315
CPM Holdings, Inc. 2023 Term Loan	8.809% (1 mo. USD Term SOFR + 4.50%)		9/28/2028	9,610,292	9,172,495
Project Castle, Inc. Term Loan B	9.762% – 9.81% (3 mo. USD Term SOFR + 5.50%)		6/1/2029	49,244	41,575
SPX Flow, Inc. 2024 1st Lien Term Loan B	7.324% (1 mo. USD Term SOFR + 3.00%)		4/5/2029	4,288,905	4,310,113
Titan Acquisition Ltd. 2024 Term Loan B (Canada)(c)	8.785% (6 mo. USD Term SOFR + 4.50%)		2/15/2029	18,268,049	18,369,162
Total					59,667,873

Manufacturing 0.86%
DirecTV Financing LLC Term Loan	9.552% (3 mo. USD Term SOFR + 5.00%)		8/2/2027	3,198,735	3,207,883
Numericable Group SA USD Term Loan B11 (France)(c)	7.432% (3 mo. USD LIBOR + 2.75%)		7/31/2025	24,057,706	20,865,128
Virgin Media Bristol LLC USD Term Loan N	6.926% (1 mo. USD Term SOFR + 2.50%)		1/31/2028	19,381,077	19,008,670
Total					43,081,681

Media 1.46%
Cengage Learning, Inc. 2024 1st Lien Term Loan B	7.822% – 7.83% (1 mo. USD Term SOFR + 3.50%) (3 mo. USD Term SOFR + 3.50%)		3/24/2031	11,101,489	11,103,821
CSC Holdings LLC 2019 Term Loan B5	7.174% (6 mo. USD Term SOFR + 2.50%)		4/15/2027	20,681,152	19,542,448
McGraw-Hill Global Education Holdings LLC 2025 Term Loan B	7.552% (3 mo. USD Term SOFR + 3.25%)		8/6/2031	3,777,463	3,803,131
Sinclair Television Group, Inc. 2025 Term Loan B7	–	(b)	12/31/2030	14,613,945	11,551,154
Telenet Financing USD LLC 2020 USD Term Loan AR	6.426% (1 mo. USD Term SOFR + 2.00%)		4/30/2028	17,119,000	16,780,900
Virgin Media Bristol LLC 2023 USD Term Loan Y	7.724% (6 mo. USD Term SOFR + 3.18%)		3/31/2031	11,245,000	10,966,405
Total					73,747,859

84	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Metal Fabricate/Hardware 0.20%
Grinding Media, Inc. 2024 Term Loan B	7.819% (3 mo. USD Term SOFR + 3.50%)		10/12/2028	$4,778,025	$4,772,052
Tank Holding Corp. 2023 Incremental Delayed Draw Term Loan(g)	10.424% – 10.42% (1 mo. USD Term SOFR + 6.00%)		3/31/2028	2,592,953	2,532,447
Tank Holding Corp. 2023 Incremental Term Loan	10.424% (1 mo. USD Term SOFR + 6.00%)		3/31/2028	3,029,284	2,958,596
Total					10,263,095

Mining & Metals 0.10%
Arsenal AIC Parent LLC 2025 Term Loan B	7.072% (1 mo. USD Term SOFR + 2.75%)		8/18/2030	5,064,444	5,078,371

Miscellaneous Manufacture 0.17%
Touchdown Acquirer, Inc. 2024 Term Loan B	–	(b)	2/21/2031	3,894,240	3,891,202
Touchdown Acquirer, Inc. 2025 USD Term Loan B	–	(b)	2/21/2031	4,781,000	4,777,271
Total					8,668,473

Office REITs 0.30%
Blackstone Mortgage Trust, Inc. 2024 Term Loan B	8.06% (1 mo. USD Term SOFR + 3.75%)		12/11/2028	9,355,875	9,390,960
KREF Holdings X LLC 2025 Term Loan B	–	(b)	2/26/2032	5,805,000	5,805,000
Total					15,195,960

Oil & Gas 0.73%
Hilcorp Energy I LP Term Loan B	6.315% (1 mo. USD Term SOFR + 2.00%)		2/11/2030	7,172,700	7,190,632
Pasadena Performance Products LLC Term Loan B	–	(b)	2/24/2032	13,241,455	13,291,110
Waterbridge Midstream Operating LLC 2024 1st Lien Term Loan B	9.077% (3 mo. USD Term SOFR + 4.75%)		6/27/2029	16,037,805	16,010,460
Total					36,492,202

Oil & Gas Services 0.19%
Star Holding LLC 2024 1st Lien Term Loan B	8.824% (1 mo. USD Term SOFR + 4.50%)		7/31/2031	9,783,480	9,766,848

Paper & Forest Products 0.30%
Glatfelter Corp. Term Loan B	8.563% (3 mo. USD Term SOFR + 4.25%)		11/4/2031	14,747,000	14,836,883

See Notes to Schedule of Investments.	85

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Pharmaceuticals 1.62%
Blackstone Mortgage Trust, Inc. 2019 Term Loan B	6.688% (1 mo. USD Term SOFR + 2.25%)		4/23/2026		$5,431,993	$5,425,204
Ceva Sante Animale 2024 EUR Term Loan B	6.183% (3 mo. EURIBOR + 3.50%)		11/8/2030	EUR	5,679,889	5,918,310
Ceva Sante Animale 2024 USD Term Loan B (France)(c)	7.565% (3 mo. USD Term SOFR + 3.25%)		11/8/2030		$4,257,825	4,264,914
Ceva Sante Animale 2025 USD Term Loan B (France)(c)	–	(b)	11/8/2030		2,391,000	2,394,981
Gainwell Acquisition Corp. 2021 2nd Lien Incremental Term Loan	12.394% (3 mo. USD Term SOFR + 8.00%)		10/2/2028		5,714,312	4,971,451	(h)
Gainwell Acquisition Corp. 2nd Lien Term Loan	12.388% (3 mo. USD Term SOFR + 8.00%)		10/2/2028		1,478,688	1,286,459
IVC Acquisition Ltd. 2025 USD Repriced Term Loan B (United Kingdom)(c)	8.04% (3 mo. USD Term SOFR + 3.75%)		12/12/2028		14,300,053	14,366,191
Jazz Financing Lux SARL 2024 1st Lien Term Loan B (Luxembourg)(c)	6.574% (1 mo. USD Term SOFR + 2.25%)		5/5/2028		17,245,842	17,283,524
Organon & Co. 2024 EUR Term Loan	5.391% (1 mo. EURIBOR + 2.75%)		12/22/2031	EUR	8,585,483	8,982,652
Southern Veterinary Partners LLC 2024 1st Lien Term Loan	7.715% (3 mo. USD Term SOFR + 3.25%)		12/4/2031		$16,515,298	16,554,852
Total						81,448,538

Pipelines 1.22%
Buckeye Partners LP 2024 Term Loan B5	6.074% (1 mo. USD Term SOFR + 1.75%)		11/1/2026		1,048,128	1,049,323
CPPIB Capital, Inc. Term Loan B (Canada)(c)	7.079% (3 mo. USD Term SOFR + 2.75%)		8/20/2031		7,833,368	7,877,430
EPIC Y-Grade Services LP 2024 Term Loan B	10.044% (3 mo. USD Term SOFR + 5.75%)		6/29/2029		14,152,880	14,199,372
Oryx Midstream Services Permian Basin LLC 2025 Term Loan B	6.572% (1 mo. USD Term SOFR + 2.25%)		10/5/2028		19,941,995	19,943,590
Rockpoint Gas Storage Partners LP Term Loan B	7.812% (1 mo. USD Term SOFR + 3.50%)		9/18/2031		6,999,000	7,031,371

86	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Pipelines (continued)
Waterbridge Midstream Operating LLC 2024 Term Loan B	8.315% (3 mo. USD Term SOFR + 4.00%)		5/10/2029		$11,438,332	$11,556,777
Total						61,657,863

Real Estate 0.43%
CoreLogic, Inc. 2nd Lien Term Loan	10.938% (1 mo. USD Term SOFR + 6.50%)		6/4/2029		10,433,579	10,203,205
Cushman & Wakefield U.S. Borrower LLC 2024 Tranche 2 Incremental Term Loan	7.574% (1 mo. USD Term SOFR + 3.25%)		1/31/2030		11,158,312	11,204,787
Total						21,407,992

Retail 4.03%
BCPE Grill Parent 2023 Term Loan B	9.063% (3 mo. USD Term SOFR + 4.75%)		9/30/2030		9,999,849	9,824,851
CD&R Firefly Bidco Ltd. 2024 GBP Term Loan B5 (United Kingdom)(c)	10.20% (SONIA + 5.50%)		6/21/2028	GBP	5,437,000	6,856,845
Evergreen Acqco 1 LP 2021 USD Term Loan	8.077% (3 mo. USD Term SOFR + 3.75%)		4/26/2028		$466,981	468,090
Flynn Restaurant Group LP 2021 Term Loan B	8.688% (1 mo. USD Term SOFR + 4.25%)		12/1/2028		16,653,505	16,742,018
Flynn Restaurant Group LP 2025 Incremental Term Loan	8.074% (1 mo. USD Term SOFR + 3.75%)		1/28/2032		5,380,000	5,339,650
Foundation Building Materials Holding Co. LLC 2021 Term Loan	7.688% – 7.80% (1 mo. USD Term SOFR + 3.25%) (3 mo. USD Term SOFR + 3.25%)		1/31/2028		11,653,279	11,130,339
Great Outdoors Group LLC 2021 Term Loan B2	7.574% (1 mo. USD Term SOFR + 3.25%)		3/6/2028		49,362	49,578
Great Outdoors Group LLC 2025 Term Loan B	7.574% (1 mo. USD Term SOFR + 3.25%)		1/16/2032		23,551,000	23,654,153
Kodiak Building Partners, Inc. 2024 Term Loan B	8.046% (3 mo. USD Term SOFR + 3.75%)		12/4/2031		7,786,000	7,781,679
LBM Acquisition LLC 2024 Incremental Term Loan B	8.167% (1 mo. USD Term SOFR + 3.75%)		6/6/2031		7,518,071	7,338,088
Leslie’s Poolmart, Inc. 2021 Term Loan B	–	(b)	3/9/2028		11,702,000	10,092,975

See Notes to Schedule of Investments.	87

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Retail (continued)
Park River Holdings, Inc. Term Loan	7.822% (3 mo. USD Term SOFR + 3.25%)		12/28/2027		$16,011,655	$15,583,023
Peer Holding III BV 2023 USD Term Loan B4 (Netherlands)(c)	7.579% (3 mo. USD Term SOFR + 3.25%)		10/28/2030		9,619,817	9,655,892
Peer Holding III BV 2024 EUR Term Loan B7	5.933% (3 mo. EURIBOR + 3.25%)		11/5/2031	EUR	4,750,000	4,974,690
Peer Holding III BV 2024 USD Term Loan B5 (Netherlands)(c)	7.329% (3 mo. USD Term SOFR + 3.00%)		7/1/2031		$9,779,000	9,812,640
Petco Health & Wellness Co., Inc. 2021 Term Loan B	7.84% (3 mo. USD Term SOFR + 3.25%)		3/3/2028		9,090,628	8,415,467
PetSmart, Inc. 2021 Term Loan B	8.174% (1 mo. USD Term SOFR + 3.75%)		2/11/2028		17,041,525	17,001,904
QSRP Finco BV 2024 EUR Add on Term Loan B	8.093% (3 mo. EURIBOR + 5.25%)		6/19/2031	EUR	1,701,000	1,784,409
QSRP Finco BV EUR Term Loan B	7.918% (6 mo. EURIBOR + 5.25%)		6/19/2031	EUR	7,245,000	7,600,262
RVR Dealership Holdings LLC Term Loan B	8.174% (1 mo. USD Term SOFR + 3.75%)		2/8/2028		$49,239	46,431
Staples, Inc. 2024 Term Loan B	10.041% (3 mo. USD Term SOFR + 5.75%)		9/4/2029		2,305,166	2,174,059
United Petfood Finance BV 2025 EUR Term Loan B	–	(b)	2/5/2032	EUR	6,217,000	6,465,327
White Cap Buyer LLC 2024 Term Loan B	7.574% (1 mo. USD Term SOFR + 3.25%)		10/19/2029		$20,211,345	20,173,449
Total						202,965,819

Semiconductors 0.25%
Instructure Holdings, Inc. 2024 Term Loan	7.315% (3 mo. USD Term SOFR + 3.00%)		11/13/2031		12,730,000	12,711,860

Service 0.34%
Red Planet Borrower LLC Term Loan B	7.924% (1 mo. USD Term SOFR + 3.50%)		10/2/2028		16,921,904	16,699,804
Sabre GLBL, Inc. 2022 1st Lien Term Loan B	9.424% (1 mo. USD Term SOFR + 5.00%)		6/30/2028		325,924	321,968
Total						17,021,772

Software 10.61%
Applied Systems, Inc. 2024 1st Lien Term Loan	7.079% (3 mo. USD Term SOFR + 2.75%)		2/24/2031		6,552,875	6,602,414

88	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Software (continued)
Apttus Corp. 2024 Term Loan B	7.791% (3 mo. USD Term SOFR + 3.50%)		5/8/2028	$6,554,413	$6,606,979
Ascend Learning LLC 2025 Repriced Term Loan B	7.324%(1 mo. USD Term SOFR + 3.00%)		12/11/2028	13,387,000	13,298,110
BCPE Pequod Buyer, Inc. USD Term Loan B	7.791% (3 mo. USD Term SOFR + 3.50%)		11/25/2031	12,208,000	12,277,219
Boxer Parent Co., Inc. 2024 2nd Lien Term Loan	10.041% (3 mo. USD Term SOFR + 5.75%)		7/30/2032	9,706,000	9,592,780
Boxer Parent Co., Inc. 2025 USD Term Loan B	7.291% (3 mo. USD Term SOFR + 3.00%)		7/30/2031	19,473,549	19,459,625
Cast & Crew Payroll LLC 2021 Incremental Term Loan	8.074% (1 mo. USD Term SOFR + 3.75%)		12/29/2028	5,214,809	5,056,096
Central Parent, Inc. 2024 Term Loan B	7.579% (3 mo. USD Term SOFR + 3.25%)		7/6/2029	27,603,081	25,329,277
Clearwater Analytics LLC 2025 Term Loan B	–	(b)	2/7/2032	2,697,000	2,698,686
Cloud Software Group, Inc. 2024 1st Lien Term Loan B	7.829% (3 mo. USD Term SOFR + 3.50%)		3/30/2029	22,165,348	22,245,919
Cloud Software Group, Inc. 2024 USD Term Loan	8.079% (3 mo. USD Term SOFR + 3.75%)		3/21/2031	10,402,622	10,447,405
Constant Contact, Inc. Second Lien Term Loan	12.064% (3 mo. USD Term SOFR + 7.50%)		2/12/2029	7,443,000	6,211,779
Cotiviti Corp. 2024 Fixed Term Loan B	7.625%		5/1/2031	4,687,500	4,691,906
Cotiviti Corp. 2024 Term Loan	7.059% (1 mo. USD Term SOFR + 2.75%)		5/1/2031	7,332,190	7,272,616
Cotiviti Corp. 2025 Incremental Term Loan	–	(b)	2/13/2032	11,477,000	11,344,326
Cvent, Inc. 2024 Term Loan B	7.579% (3 mo. USD Term SOFR + 3.25%)		6/17/2030	5,432,286	5,457,193
Darktrace PLC 1st Lien Term Loan (United Kingdom)(c)	7.535% (3 mo. USD Term SOFR + 3.25%)		10/9/2031	9,673,000	9,657,040
Darktrace PLC 2nd Lien Term Loan (United Kingdom)(c)	9.535% (3 mo. USD Term SOFR + 5.25%)		10/9/2032	11,309,000	11,199,925
DCert Buyer, Inc. 2019 Term Loan B	8.324% (1 mo. USD Term SOFR + 4.00%)		10/16/2026	20,836,189	20,269,757

See Notes to Schedule of Investments.	89

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Software (continued)
DTI Holdco, Inc. 2025 Term Loan B	8.324% (1 mo. USD Term SOFR + 4.00%)		4/26/2029		$19,063,957	$19,065,958
Ellucian Holdings, Inc. 2024 1st Lien Term Loan B	7.324% (1 mo. USD Term SOFR + 3.00%)		10/9/2029		11,141,285	11,144,293
Epicor Software Corp. 2024 Term Loan E	7.074% (1 mo. USD Term SOFR + 2.75%)		5/30/2031		5,051,678	5,073,653
Helios Software Holdings, Inc. 2021 EUR Term Loan B	6.433% (3 mo. EURIBOR + 3.75%)		3/11/2028	EUR	1,306,127	1,360,276
Ivanti Software, Inc. 2021 Non Co-op Term Loan B	8.817% (3 mo. USD Term SOFR + 4.25%)		12/1/2027		$15,897,242	12,444,600
Javelin Buyer, Inc. 2024 1st Lien Term Loan	7.563% (3 mo. USD Term SOFR + 3.25%)		12/5/2031		8,225,000	8,271,266
Mitchell International, Inc. 2024 1st Lien Term Loan	7.574% (1 mo. USD Term SOFR + 3.25%)		6/17/2031		9,311,662	9,260,169
Mitchell International, Inc. 2024 2nd Lien Term Loan	9.574% (1 mo. USD Term SOFR + 5.25%)		6/17/2032		4,792,000	4,725,128
Modena Buyer LLC Term Loan	8.791% (3 mo. USD Term SOFR + 4.50%)		7/1/2031		23,758,455	23,278,415
Mosel Bidco SE USD Term Loan B (Germany)(c)	8.829% (3 mo. USD Term SOFR + 4.50%)		9/16/2030		6,006,727	6,036,761
OceanKey (U.S.) II Corp. 2021 Term Loan	7.924% (1 mo. USD Term SOFR + 3.50%)		12/15/2028		6,596,000	6,598,737
Physician Partners LLC 2025 Term Loan A	10.308% (PRIME Rate + 6.00%)		12/31/2029		5,487,244	5,171,727
PointClickCare Technologies, Inc. 2024 USD Term Loan B (Canada)(c)	7.579% (3 mo. USD Term SOFR + 3.25%)		11/3/2031		13,682,000	13,733,307
Polaris Newco LLC EUR Term Loan B	6.55% (1 mo. EURIBOR + 4.00%)		6/2/2028	EUR	23,396,740	24,021,951
Press Ganey Holdings, Inc. 2024 1st Lien Term Loan B	7.574% (1 mo. USD Term SOFR + 3.25%)		4/30/2031		$10,730,107	10,728,444
Project Alpha Intermediate Holding, Inc. 2024 2nd Lien Incremental Term Loan	–	(b)	11/22/2032		4,909,000	4,944,296
Project Alpha Intermediate Holding, Inc. 2024 Add-on Term Loan B	–	(b)	10/28/2030		8,178,000	8,219,340
Project Boost Purchaser LLC 2024 Term Loan	7.308% (3 mo. USD Term SOFR + 3.00%)		7/16/2031		3,020,824	3,021,429

90	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Software (continued)
RealPage, Inc. 2024 Incremental Term Loan	8.079% (3 mo. USD Term SOFR + 3.75%)		4/24/2028		$4,442,000	$4,468,208
Red Planet Borrower LLC 2024 Incremental Term Loan B	9.574% (1 mo. USD Term SOFR + 5.25%)		10/2/2028		2,725,000	2,739,756
Renaissance Holding Corp. 2024 1st Lien Term Loan	8.324% (1 mo. USD Term SOFR + 4.00%)		4/5/2030		18,390,512	17,953,738
Rocket Software, Inc. 2023 USD Term Loan B	8.574% (1 mo. USD Term SOFR + 4.25%)		11/28/2028		22,653,959	22,755,109
Skopima Merger Sub, Inc. 2024 Repriced Term Loan	8.074% (1 mo. USD Term SOFR + 3.75%)		5/15/2028		15,313,000	15,247,384
Surf Holdings LLC 2025 Incremental Term Loan	7.938% (1 mo. USD Term SOFR + 3.50%)		3/5/2027		13,083,029	13,135,557
Thunder Generation Funding LLC Term Loan B	7.329% (3 mo. USD Term SOFR + 3.00%)		10/3/2031		24,372,915	24,473,453
UKG, Inc. 2024 Term Loan B	7.30% (3 mo. USD Term SOFR + 3.00%)		2/10/2031		14,961,174	14,977,108
Waystar Technologies, Inc. 2024 1st Lien Term Loan B	6.574% (1 mo. USD Term SOFR + 2.25%)		10/22/2029		5,092,937	5,113,640
Zelis Payments Buyer, Inc. 5th Amendment Term Loan	7.574% (1 mo. USD Term SOFR + 3.25%)		11/26/2031		19,168,000	19,125,351
Zelis Payments Buyer, Inc. Term Loan B	7.074% (1 mo. USD Term SOFR + 2.75%)		9/28/2029		7,403,000	7,357,767
Total						534,165,873

Software/Services 0.35%
Peraton Corp. Term Loan B	8.174% (1 mo. USD Term SOFR + 3.75%)		2/1/2028		19,415,505	17,622,580

Telecommunications 1.58%
Altice France SA EUR Term Loan B12	5.785% (3 mo. EURIBOR + 3.00%)		2/2/2026	EUR	4,477,313	4,000,946
CenturyLink, Inc. 2020 Term Loan B	–	(b)	3/15/2027		$6,986,683	6,672,282
Delta TopCo, Inc. 2025 Term Loan B	7.05% (3 mo. USD Term SOFR + 2.75%)		11/30/2029		10,324,371	10,314,717
Level 3 Financing, Inc. 2024 Extended Term Loan B1	10.884% (1 mo. USD Term SOFR + 6.56%)		4/15/2029		3,510,000	3,551,927

See Notes to Schedule of Investments.	91

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Telecommunications (continued)
Lumen Technologies, Inc. 2024 Extended Term Loan B1	6.788% (1 mo. USD Term SOFR + 2.35%)		4/15/2029		$15,250,865	$14,391,173
Lumen Technologies, Inc. 2024 Extended Term Loan B2	6.788% (1 mo. USD Term SOFR + 2.35%)		4/15/2030		11,883,483	11,178,020
MasOrange Finco PLC 2024 EUR Term Loan B3	6.152% (6 mo. EURIBOR + 3.50%)		3/25/2031	EUR	16,387,000	17,057,528
MasOrange Finco PLC 2024 USD Term Loan B4 (United Kingdom)(c)	7.829% (3 mo. USD Term SOFR + 3.50%)		3/25/2031		$1,799,214	1,805,215
MasOrange Finco PLC 2025 EUR Term Loan B	–	(b)	3/25/2031	EUR	3,000,000	3,119,254
Michaels Cos., Inc. 2021 Term Loan B	8.84% (3 mo. USD Term SOFR + 4.25%)		4/17/2028		$8,086,598	6,590,577
RealTruck Group, Inc. 2021 Term Loan B	7.938% (1 mo. USD Term SOFR + 3.50%)		1/31/2028		997,409	965,168
Total						79,646,807

Transportation 0.53%
Edge Finco PLC EUR Term Loan B	6.771% (3 mo. EURIBOR + 4.25%)		8/22/2031	EUR	5,000,000	5,210,375
Genesee & Wyoming, Inc. 2024 Term Loan B	6.079% (3 mo. USD Term SOFR + 1.75%)		4/10/2031		$997,500	994,926
PODS LLC 2021 Term Loan B	7.552% (3 mo. USD Term SOFR + 3.00%)		3/31/2028		5,067,363	4,417,221
Rand Parent LLC 2025 Term Loan B	7.302% (3 mo. USD Term SOFR + 3.00%)		3/18/2030		4,943,362	4,947,687
Stonepeak Nile Parent LLC Term Loan B	–	(b)	2/4/2032		11,102,000	11,079,463
Total						26,649,672

Utilities 2.84%
Alpha Generation LLC Term Loan B	7.074% (1 mo. USD Term SOFR + 2.75%)		9/30/2031		25,950,960	26,046,330
Cogentrix Finance Holdco I LLC Term Loan B	–	(b)	2/13/2032		10,798,500	10,797,150
Compass Power Generation LLC 2024 Term Loan B3	8.074% (1 mo. USD Term SOFR + 3.75%)		4/14/2029		19,352,101	19,421,672
Hamilton Projects Acquiror LLC 2024 Term Loan B	7.324% (1 mo. USD Term SOFR + 3.00%)		5/22/2031		15,979,801	16,038,447
Lightning Power LLC Term Loan B	6.579% (3 mo. USD Term SOFR + 2.25%)		8/18/2031		9,012,412	9,004,887

92	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Utilities (continued)
Lightstone Holdco LLC 2022 Extended Term Loan B	10.041% (3 mo. USD Term SOFR + 5.75%)		1/29/2027	$16,134,524	$16,330,235
Lightstone Holdco LLC 2022 Extended Term Loan C	10.041% (3 mo. USD Term SOFR + 5.75%)		1/29/2027	863,911	874,390
Long Ridge Energy LLC Term Loan B	8.814% (1 mo. USD Term SOFR + 4.50%)		2/19/2032	9,562,000	9,508,214
South Field LLC 2025 Term Loan B	–	(b)	8/29/2031	2,823,959	2,826,910
South Field LLC 2025 Term Loan C	–	(b)	8/29/2031	176,041	176,225
South Field LLC Term Loan B	8.079% (3 mo. USD Term SOFR + 3.75%)		8/29/2031	21,533,014	21,555,516
South Field LLC Term Loan C	8.079% (3 mo. USD Term SOFR + 3.75%)		8/29/2031	1,155,317	1,156,524
Talen Energy Supply LLC 2023 Term Loan B	6.818% (3 mo. USD Term SOFR + 2.50%)		5/17/2030	9,405,497	9,429,998
Total					143,166,498
Total Floating Rate Loans (cost $4,115,078,146)					4,088,563,143

	Dividend Rate			Shares

PREFERRED STOCKS 0.57%

Transportation Infrastructure 0.57%
ACBL Holdings Corp. (cost $11,118,825)	Zero Coupon			444,753	28,686,568

	Exercise Price		Expiration Date

WARRANTS 0.01%

Machinery 0.00%
TNT Crane & Rigging, Inc.*	$ 4.00		12/31/2099	12,651	1,645

Miscellaneous Financials 0.00%
Utex Industries*	114.76		12/3/2025	57,340	877	(e)

Specialty Retail 0.01%
Chinos Intermediate Holdings A, Inc.*	3.50		12/31/2099	147,340	340,724
Total Warrants (cost $652,304)					343,246
Total Long-Term Investments (cost $4,779,822,848)					4,757,769,799

See Notes to Schedule of Investments.	93

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2025

Investments	Principal Amount‡	Fair Value
SHORT-TERM INVESTMENTS 9.20%

REPURCHASE AGREEMENTS 8.50%
Repurchase Agreement dated 2/28/2025, 2.050% due 3/3/2025 with Fixed Income Clearing Corp. collateralized by $61,183,900 of U.S. Treasury Note at 0.750% due 4/30/2026; value: $58,974,711; proceeds: $57,828,197 (cost $57,818,320)	$57,818,320	$57,818,320
Repurchase Agreement dated 2/28/2025, 4.380% due 3/3/2025 with JPMorgan Securities LLC collateralized by $329,689,900 of U.S. Treasury Bond at 1.875% due 2/15/2032; value: $284,693,878; proceeds: $279,101,835 (cost $279,000,000)	279,000,000	279,000,000
Repurchase Agreement dated 2/28/2025, 4.150% due 3/3/2025 with JPMorgan Securities LLC collateralized by $92,857,200 of U.S. Treasury Bond at 4.125% due 2/29/2032; value: $92,857,143; proceeds: $91,031,471 (cost $91,000,000)	91,000,000	91,000,000
Total Repurchase Agreements (cost $427,818,320)		427,818,320

TIME DEPOSITS 0.07%
CitiBank N.A.(j) (cost $3,523,631)	3,523,631	3,523,631

	Shares

MONEY MARKET FUNDS 0.63%
Fidelity Government Portfolio(j) (cost $31,712,679)	31,712,679	31,712,679
Total Short-Term Investments (cost $463,054,630)		463,054,630
Total Investments in Securities 103.67% (cost $5,242,877,478)		5,220,824,429
Less Unfunded Loan Commitments (0.12%) (cost $6,201,168)		(6,238,503)
Net Investments in Securities 103.55% (cost $5,236,676,310)		5,214,585,926
Other Assets and Liabilities – Net(k) (3.55)%		(178,556,424)
Net Assets 100.00%		$5,036,029,502

EUR	Euro.
GBP	British Pound.
ETF	Exchange Traded Fund.
EURIBOR	Euro Interbank Offered Rate.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.
SONIA	Sterling Overnight Index Average.
‡	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At February 28, 2025, the total value of Rule 144A securities was $442,908,614, which represents 8.79% of net assets.

94	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2025

#	Variable rate security. The interest rate represents the rate in effect at February 28, 2025.
*	Non-income producing security.
(a)	Securities purchased on a when-issued basis.
(b)	Interest Rate to be determined.
(c)	Foreign security traded in U.S. dollars.
(d)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(e)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security fair valued by the Pricing Committee.
(f)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at February 28, 2025.
(g)	Security partially/fully unfunded.
(h)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(i)	Defaulted (non-income producing security).
(j)	Security was purchased with the cash collateral from loaned securities.
(k)	Other Assets and Liabilities – Net include net unrealized appreciation/(depreciation) on forward foreign currency exchange contracts and swap contracts as follows:

Centrally Cleared Interest Rate Swap Contracts at February 28, 2025:

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Payments Upfront(1)	Unrealized Appreciation/ (Depreciation)	Value
Bank of America(2)	3.317%	12-Month USD SOFR Index	4/30/2030	$5,404,000	$–	$102,742	$102,742
Bank of America(2)	3.000%	12-Month USD SOFR Index	3/19/2027	173,000,000	3,626,444	(928,906)	2,697,538
Bank of America(2)	3.000%	12-Month USD SOFR Index	3/19/2030	25,000,000	1,246,126	(438,830)	807,296
Bank of America(2)	2.489%	12-Month USD SOFR Index	8/1/2029	9,592,000	–	481,547	481,547
Bank of America(2)	2.476%	12-Month USD SOFR Index	10/1/2029	13,498,000	–	707,743	707,743
Bank of America(2)	1.225%	12-Month USD SOFR Index	1/15/2030	12,445,000	–	1,379,303	1,379,303
Bank of America(2)	1.220%	12-Month USD SOFR Index	10/15/2029	9,775,000	–	1,034,628	1,034,628
Unrealized Appreciation on Centrally Cleared Interest Rate Swap Contracts					$4,872,570	$2,338,227	$7,210,797

See Notes to Schedule of Investments.	95

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2025

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Payments Upfront(1)	Unrealized Appreciation/ (Depreciation)	Value
Bank of America(2)	4.491%	12-Month USD SOFR Index	10/6/2026	$5,995,000	$–	$(53,179)	$(53,179)
Bank of America(2)	4.423%	12-Month USD SOFR Index	2/1/2027	8,259,000	–	(86,980)	(86,980)
Bank of America(2)	4.214%	12-Month USD SOFR Index	9/1/2026	7,970,000	–	(32,189)	(32,189)
Bank of America(2)	4.131%	12-Month USD SOFR Index	4/15/2029	9,534,000	–	(145,851)	(145,851)
Bank of America(2)	4.058%	12-Month USD SOFR Index	7/25/2030	4,661,000	–	(75,014)	(75,014)
Bank of America(2)	4.021%	12-Month USD SOFR Index	4/26/2028	10,478,000	–	(81,660)	(81,660)
Bank of America(2)	4.015%	12-Month USD SOFR Index	1/15/2032	9,552,000	–	(159,395)	(159,395)
Bank of America(2)	4.007%	12-Month USD SOFR Index	6/1/2028	6,585,000	–	(50,636)	(50,636)
Unrealized Depreciation on Centrally Cleared Interest Rate Swap Contracts					$–	$(684,904)	$(684,904)

SOFR	Secured Overnight Financing Rate.
(1)	Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(2)	Central clearinghouse: Chicago Mercantile Exchange (CME).

Total Return Swap Contracts at February 28, 2025:

Swap Counterparty	Referenced Index*	Referenced Spread	Units	Position	Termination Date	Notional Amount	Upfront Payment(1)	Unrealized Appreciation	Value
J.P. Morgan	IBOXX	12-Month USD SOFR Index	217,611	Long	3/20/2025	$47,611,111	$(1,190)	$287,711	$286,521
Morgan Stanley	IBOXX	12-Month USD SOFR Index	565,633	Long	3/20/2025	123,788,889	(4,117)	714,929	710,812
Total						$171,400,000	$(5,307)	$1,002,640	$997,333

SOFR	Secured Overnight Financing Rate.
(1)	Upfront payments paid (received) are presented net of amortization.
*	iBoxx Leveraged Loan Index.

Forward Foreign Currency Exchange Contracts at February 28, 2025:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
British pound	Sell	State Street Bank and Trust	3/14/2025	7,601,000	$9,651,142	$9,561,082	$90,060
Euro	Sell	State Street Bank and Trust	5/23/2025	215,402,000	226,105,325	224,398,886	1,706,439
Total Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$1,796,499

96	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2025

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Euro	Buy	Bank of America	5/23/2025	2,547,000	$2,687,931	$2,653,383	$(34,548)
Euro	Buy	Morgan Stanley	5/23/2025	5,564,000	5,855,920	5,796,396	(59,524)
British pound	Sell	Morgan Stanley	3/14/2025	5,405,000	6,690,859	6,798,796	(107,937)
Total Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(202,009)

The following is a summary of the inputs used as of February 28, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$170,972,026	$–	$170,972,026
Common Stocks	–	16,303,751	–	16,303,751
Convertible Bonds	–	6,245,748	–	6,245,748
Corporate Bonds
Mining	–	–	–	–
Remaining Industries	–	326,638,238	–	326,638,238
Exchange-Traded Funds	120,017,079	–	–	120,017,079
Floating Rate Loans
Commercial Services	–	350,140,901	90	350,140,991
Health Care Services	–	184,174,443	1,927,598	186,102,041
Pharmaceuticals	–	76,477,087	4,971,451	81,448,538
Remaining Industries	–	3,470,871,573	–	3,470,871,573
Less Unfunded Loan Commitments	–	(6,238,503)	–	(6,238,503)
Preferred Stocks	–	28,686,568	–	28,686,568
Warrants	–	342,369	877	343,246
Short-Term Investments
Repurchase Agreements	–	427,818,320	–	427,818,320
Time Deposits	–	3,523,631	–	3,523,631
Money Market Funds	31,712,679	–	–	31,712,679
Total	$151,729,758	$5,055,956,152	$6,900,016	$5,214,585,926
Other Financial Instruments
Centrally Cleared Interest Rate Swap Contracts
Assets	$–	$7,210,797	$–	$7,210,797
Liabilities	–	(684,904)	–	(684,904)
Total Return Swap Contracts
Assets	–	997,333	–	997,333
Liabilities	–	–	–	–
Forward Foreign Currency Exchange Contracts
Assets	–	1,796,499	–	1,796,499
Liabilities	–	(202,009)	–	(202,009)
Total	$–	$9,117,716	$–	$9,117,716

See Notes to Schedule of Investments.	97

Schedule of Investments (unaudited)(concluded)

FLOATING RATE FUND February 28, 2025

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

98	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

HIGH YIELD FUND February 28, 2025

Investments			Shares	Fair Value
LONG-TERM INVESTMENTS 97.59%

COMMON STOCKS 0.36%

Aerospace & Defense 0.11%
Woodward, Inc.			20,550	$3,883,847

Automobile Components 0.05%
Chassix Holdings, Inc.*			465,820	1,746,825

Beverages 0.02%
Vita Coco Co., Inc.*			27,141	880,454

Electric: Utilities 0.02%
Frontera Generation Holdings LLC*			87,622	744,787

Machinery 0.00%
TNT Crane & Rigging, Inc.*			14,844	11,757

Miscellaneous Financials 0.05%
Utex Industries*			49,219	1,829,298

Personal Care Products 0.07%
Britax Group Ltd.*			2,481	–
Gibson Brands Private Equity*			33,017	2,316,687
Total				2,316,687

Real Estate Management & Development 0.01%
Sunac China Holdings Ltd.*(a)			679,790	198,970

Specialty Retail 0.01%
Chinos Intermediate Holdings A, Inc.*			47,809	505,987
Claire’s Holdings LLC*			7,482	1,122
Total				507,109

Transportation Infrastructure 0.02%
ACBL Holdings Corp.*			14,214	710,700
Total Common Stocks (cost $23,327,887)				12,830,434

	Interest Rate	Maturity Date	Principal Amount‡

CONVERTIBLE BONDS 1.17%

Commercial Services 0.23%
Affirm Holdings, Inc.†	0.75%	12/15/2029	$3,468,000	3,525,569
Stride, Inc.	1.125%	9/1/2027	1,730,000	4,548,170
Total				8,073,739

See Notes to Schedule of Investments.	99

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Diversified Financial Services 0.10%
Upstart Holdings, Inc.†	2.00%	10/1/2029	$2,206,000	$3,766,745

Electronics 0.13%
OSI Systems, Inc.†	2.25%	8/1/2029	3,655,000	4,527,814

Equity Real Estate 0.09%
Sunac China Holdings Ltd. (China)†(b)	Zero Coupon	9/30/2028	6,981,286	3,071,766

Health Care-Products 0.22%
Artivion, Inc.	4.25%	7/1/2025	3,299,000	3,792,200
LeMaitre Vascular, Inc.†	2.50%	2/1/2030	3,879,000	4,018,644
Total				7,810,844

Internet 0.11%
Sea Ltd. (Singapore)(b)	2.375%	12/1/2025	2,774,000	4,015,365

Software 0.29%
HubSpot, Inc.	0.375%	6/1/2025	1,398,000	3,572,276
MicroStrategy, Inc.†	0.625%	3/15/2030	1,561,000	2,841,410
Tyler Technologies, Inc.	0.25%	3/15/2026	3,206,000	4,071,620
Total				10,485,306
Total Convertible Bonds (cost $44,982,721)				41,751,579

CORPORATE BONDS 91.35%

Advertising 0.21%
Outfront Media Capital LLC/Outfront Media Capital Corp.†	7.375%	2/15/2031	7,032,000	7,392,242

Aerospace/Defense 0.72%
Bombardier, Inc. (Canada)†(b)(c)	7.00%	6/1/2032	3,457,000	3,509,117
Bombardier, Inc. (Canada)†(b)	7.25%	7/1/2031	3,457,000	3,541,835
Bombardier, Inc. (Canada)†(b)	8.75%	11/15/2030	3,770,000	4,041,447
Efesto Bidco SpA Efesto U.S. LLC (Italy)†(b)	7.50%	2/15/2032	3,024,000	3,004,450
Goat Holdco LLC†	6.75%	2/1/2032	5,239,000	5,240,572
TransDigm, Inc.	4.625%	1/15/2029	6,519,000	6,203,418
Total				25,540,839

Agriculture 0.16%
Turning Point Brands, Inc.†	7.625%	3/15/2032	5,423,000	5,615,038

100	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Airlines 1.79%
American Airlines, Inc.†(c)	7.25%	2/15/2028		$15,274,000	$15,627,654
American Airlines, Inc./AAdvantage Loyalty IP Ltd.†(c)	5.75%	4/20/2029		6,707,146	6,674,647
Azul Secured Finance LLP†	11.93%	8/28/2028		3,908,640	3,606,834
JetBlue Airways Corp./JetBlue Loyalty LP†	9.875%	9/20/2031		13,435,000	14,233,011
United Airlines, Inc.†	4.625%	4/15/2029		11,251,000	10,854,833
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Malta)†(b)	6.375%	2/1/2030		6,601,000	5,962,398
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Malta)†(b)(c)	7.875%	5/1/2027		7,007,000	6,938,100
Total					63,897,477

Auto Manufacturers 1.25%
Allison Transmission, Inc.†	3.75%	1/30/2031		3,940,000	3,544,394
Aston Martin Capital Holdings Ltd. (United Kingdom)†(b)	10.00%	3/31/2029		5,709,000	5,542,222
Aston Martin Capital Holdings Ltd.	10.375%	3/31/2029	GBP	2,761,000	3,405,006
JB Poindexter & Co., Inc.†	8.75%	12/15/2031		$5,147,000	5,389,475
Nissan Motor Acceptance Co. LLC†	2.75%	3/9/2028		6,926,000	6,440,044
Nissan Motor Acceptance Co. LLC†	7.05%	9/15/2028		1,992,000	2,096,813
Nissan Motor Co. Ltd. (Japan)†(b)	4.81%	9/17/2030		15,010,000	14,452,766
NM Holdings Co. LLC(d)	Zero Coupon	–		–	–	(e)
Wabash National Corp.†	4.50%	10/15/2028		4,012,000	3,624,805
Total					44,495,525

Auto Parts & Equipment 1.60%
Adient Global Holdings Ltd. (Ireland)†(b)(c)	8.25%	4/15/2031		3,466,000	3,568,964
Dana, Inc.	4.25%	9/1/2030		4,162,000	3,935,800
Dornoch Debt Merger Sub, Inc.†	6.625%	10/15/2029		4,773,000	3,807,165
Goodyear Tire & Rubber Co.(c)	5.25%	7/15/2031		7,863,000	7,304,530
Grupo Antolin-Irausa SA	10.375%	1/30/2030	EUR	4,255,000	3,566,527
IHO Verwaltungs GmbH (Germany)†(b)	8.00%	11/15/2032		$8,647,000	8,745,922
Mahle GmbH	6.50%	5/2/2031	EUR	3,302,000	3,499,980
Real Hero Merger Sub 2, Inc.†(c)	6.25%	2/1/2029		$5,639,000	4,818,383
Tenneco, Inc.†	8.00%	11/17/2028		2,650,000	2,634,991
ZF North America Capital, Inc.†	6.75%	4/23/2030		857,000	843,332
ZF North America Capital, Inc.†	6.875%	4/14/2028		3,562,000	3,600,787
ZF North America Capital, Inc.†	7.125%	4/14/2030		10,524,000	10,542,727
Total					56,869,108

See Notes to Schedule of Investments.	101

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Banks 1.56%
Banco de Galicia y Buenos Aires SAU (Argentina)†(b)	7.75%		10/10/2028		$2,177,662	$2,254,425
Freedom Mortgage Corp.†	12.00%		10/1/2028		6,289,000	6,835,061
Freedom Mortgage Corp.†	12.25%		10/1/2030		1,283,000	1,437,782
Intesa Sanpaolo SpA (Italy)†(b)(c)	4.198% (1 yr. CMT + 2.60%)	#	6/1/2032		8,113,000	7,357,817
KeyCorp	5.00% (3 mo. USD Term SOFR + 3.87%)	#	–	(f)	3,874,000	3,833,871
Popular, Inc.	7.25%		3/13/2028		5,616,000	5,845,633
Societe Generale SA (France)†(b)	9.375% (5 yr. CMT + 5.39%)	#	–	(f)	4,792,000	5,113,126
Texas Capital Bancshares, Inc.	4.00% (5 yr. CMT + 3.15%)	#	5/6/2031		6,106,000	5,891,946
Texas Capital Bank NA	5.25%		1/31/2026		6,402,000	6,303,118
UBS Group AG (Switzerland)†(b)	7.75% (5 yr. USD ICE Swap + 4.16%)	#	–	(f)	3,120,000	3,302,926
UBS Group AG (Switzerland)†(b)	9.25% (5 yr. CMT + 4.75%)	#	–	(f)	1,330,000	1,458,882
Western Alliance Bancorp	3.00% (3 mo. USD Term SOFR + 2.25%)	#	6/15/2031		6,229,000	5,855,260
Total						55,489,847

Biotechnology 0.20%
Biocon Biologics Global PLC (United Kingdom)†(b)	6.67%		10/9/2029		2,066,000	1,993,528
Emergent BioSolutions, Inc.†	3.875%		8/15/2028		6,444,000	5,180,287
Total						7,173,815

Building Materials 2.43%
ACProducts Holdings, Inc.†	6.375%		5/15/2029		8,117,000	5,194,880
AmeriTex HoldCo Intermediate LLC†(c)	10.25%		10/15/2028		6,568,000	6,993,179
Boise Cascade Co.†	4.875%		7/1/2030		3,771,000	3,592,718
Builders FirstSource, Inc.†	6.375%		6/15/2032		7,058,000	7,189,462
Camelot Return Merger Sub, Inc.†	8.75%		8/1/2028		2,381,000	2,259,588
CP Atlas Buyer, Inc.†(c)	7.00%		12/1/2028		7,005,000	6,142,849
EMRLD Borrower LP/Emerald Co-Issuer, Inc.†	6.625%		12/15/2030		15,657,000	15,859,320
EMRLD Borrower LP/Emerald Co-Issuer, Inc.†	6.75%		7/15/2031		3,723,000	3,806,902
Griffon Corp.	5.75%		3/1/2028		3,805,000	3,772,684
Masterbrand, Inc.†	7.00%		7/15/2032		3,058,000	3,114,937
MIWD Holdco II LLC/MIWD Finance Corp.†	5.50%		2/1/2030		7,451,000	7,160,077
New Enterprise Stone & Lime Co., Inc.†	5.25%		7/15/2028		1,673,000	1,640,568
Oscar AcquisitionCo LLC/Oscar Finance, Inc.†(c)	9.50%		4/15/2030		3,702,000	3,619,654

102	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Building Materials (continued)
Smyrna Ready Mix Concrete LLC†	6.00%	11/1/2028		$5,854,000	$5,809,325
Smyrna Ready Mix Concrete LLC†	8.875%	11/15/2031		6,405,000	6,883,178
West China Cement Ltd. (China)(b)	4.95%	7/8/2026		4,527,000	3,537,264
Total					86,576,585

Chemicals 3.11%
ASK Chemicals Deutschland Holding GmbH	10.00%	11/15/2029	EUR	4,799,000	5,140,482
ASP Unifrax Holdings, Inc.†	7.10%	9/30/2029		$13,471,053	7,947,921
ASP Unifrax Holdings, Inc.†	10.425%	9/30/2029		9,084,341	9,126,856
Axalta Coating Systems Dutch Holding B BV (Netherlands)†(b)	7.25%	2/15/2031		3,556,000	3,707,934
Celanese U.S. Holdings LLC	6.58%	7/15/2029		3,469,000	3,607,756
Cerdia Finanz GmbH (Germany)†(b)	9.375%	10/3/2031		7,018,000	7,372,760
CVR Partners LP/CVR Nitrogen Finance Corp.†	6.125%	6/15/2028		6,712,000	6,597,219
Herens Holdco SARL (Luxembourg)†(b)	4.75%	5/15/2028		1,898,000	1,736,077
Herens Midco SARL	5.25%	5/15/2029	EUR	8,603,000	7,877,569
INEOS Finance PLC (United Kingdom)†(b)	7.50%	4/15/2029		$3,360,000	3,453,152
Ingevity Corp.†	3.875%	11/1/2028		3,764,000	3,538,714
Methanex Corp. (Canada)(b)	5.25%	12/15/2029		4,500,000	4,396,328
Minerals Technologies, Inc.†	5.00%	7/1/2028		5,721,000	5,542,219
NOVA Chemicals Corp. (Canada)†(b)	9.00%	2/15/2030		6,513,000	7,042,448
Olympus Water U.S. Holding Corp.†	7.25%	6/15/2031		4,663,000	4,750,454
Olympus Water U.S. Holding Corp.†	9.75%	11/15/2028		4,641,000	4,890,392
Rain Carbon, Inc.†(c)	12.25%	9/1/2029		9,153,000	9,719,351
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%	4/1/2025		234,000	234,034
SK Invictus Intermediate II SARL (Luxembourg)†(b)	5.00%	10/30/2029		3,814,000	3,586,504
SNF Group SACA (France)†(b)	3.375%	3/15/2030		4,002,000	3,529,583
Vibrantz Technologies, Inc.†(c)	9.00%	2/15/2030		3,972,000	3,586,619
WR Grace Holdings LLC†	5.625%	8/15/2029		3,741,000	3,430,007
Total					110,814,379

Coal 0.64%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.†	8.625%	6/15/2029		3,650,000	3,873,917
Coronado Finance Pty. Ltd. (Australia)†(b)	9.25%	10/1/2029		5,555,000	5,626,176
SunCoke Energy, Inc.†	4.875%	6/30/2029		9,737,000	9,061,896
Warrior Met Coal, Inc.†	7.875%	12/1/2028		4,283,000	4,421,932
Total					22,983,921

See Notes to Schedule of Investments.	103

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Commercial Services 3.43%
Adtalem Global Education, Inc.†	5.50%	3/1/2028		$1,863,000	$1,850,779
Albion Financing 2 SARL (Luxembourg)†(b)	8.75%	4/15/2027		3,537,000	3,612,968
Allied Universal Holdco LLC/Allied Universal Finance Corp.†(c)	6.00%	6/1/2029		7,478,000	7,089,207
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL (Luxembourg)†(b)	4.625%	6/1/2028		13,371,000	12,729,413
Alta Equipment Group, Inc.†	9.00%	6/1/2029		3,712,000	3,449,047
Block, Inc.†	6.50%	5/15/2032		6,460,000	6,599,568
Brink’s Co.†	6.75%	6/15/2032		3,528,000	3,617,428
CoreCivic, Inc.	8.25%	4/15/2029		3,266,000	3,465,236
CPI CG, Inc.†	10.00%	7/15/2029		3,795,000	4,099,416
EquipmentShare.com, Inc.†	8.625%	5/15/2032		3,751,000	3,975,601
EquipmentShare.com, Inc.†	9.00%	5/15/2028		10,456,000	11,018,219
GEO Group, Inc.	10.25%	4/15/2031		6,049,000	6,632,668
Hertz Corp.†	Zero Coupon	1/15/2028		6,517,000	1,254,522
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS (Turkey)(b)	9.50%	7/10/2036		6,718,884	6,685,290
Mersin Uluslararasi Liman Isletmeciligi AS (Turkey)†(b)	8.25%	11/15/2028		5,941,000	6,164,530
NESCO Holdings II, Inc.†	5.50%	4/15/2029		4,133,000	3,895,991
Port of Newcastle Investments Financing Pty. Ltd. (Australia)†(b)(c)	5.90%	11/24/2031		9,682,000	9,555,501
Raven Acquisition Holdings LLC†	6.875%	11/15/2031		3,603,000	3,571,406
Rekeep SpA	9.00%	9/15/2029	EUR	3,833,000	4,012,861
Rekeep SpA†	9.00%	9/15/2029		1,307,000	1,368,330
RR Donnelley & Sons Co.†	9.50%	8/1/2029		$3,750,000	3,848,422
Sotheby’s†	7.375%	10/15/2027		7,330,000	7,301,449
TriNet Group, Inc.†	7.125%	8/15/2031		3,864,000	3,959,118
Williams Scotsman, Inc.†	6.625%	6/15/2029		2,359,000	2,404,857
Total					122,161,827

Computers 0.57%
McAfee Corp.†	7.375%	2/15/2030		5,527,000	5,390,323
NCR Atleos Corp.†	9.50%	4/1/2029		3,596,000	3,928,213
Seagate HDD Cayman (Cayman Islands)(b)	8.25%	12/15/2029		3,319,000	3,558,243
Seagate HDD Cayman (Cayman Islands)(b)	8.50%	7/15/2031		3,487,000	3,752,898
Virtusa Corp.†	7.125%	12/15/2028		3,876,000	3,826,312
Total					20,455,989

104	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡		Fair Value
Cosmetics/Personal Care 0.19%
Perrigo Finance Unlimited Co. (Ireland)(b)	4.90%		6/15/2030			$4,095,000	$3,911,377
Perrigo Finance Unlimited Co. (Ireland)(b)	6.125%		9/30/2032			2,989,000	2,991,137
Total							6,902,514

Distribution/Wholesale 0.43%
BCPE Empire Holdings, Inc.†	7.625%		5/1/2027			4,109,000	4,100,626
Resideo Funding, Inc.†	4.00%		9/1/2029			4,048,000	3,714,614
Resideo Funding, Inc.†	6.50%		7/15/2032			4,055,000	4,094,995
SIG PLC	9.75%		10/31/2029		EUR	3,302,000	3,494,692
Total							15,404,927

Diversified Financial Services 5.89%
AG Issuer LLC†	6.25%		3/1/2028			$3,650,000	3,627,959
Ally Financial, Inc.(c)	4.70% (5 yr. CMT + 3.87%)	#	–	(f)		3,722,000	3,616,609
Aretec Group, Inc.†	10.00%		8/15/2030			5,753,000	6,295,186
Armor Holdco, Inc.†	8.50%		11/15/2029			1,803,000	1,804,071
Bread Financial Holdings, Inc.†	9.75%		3/15/2029			6,211,000	6,684,123
Coinbase Global, Inc.†	3.375%		10/1/2028			11,050,000	10,140,751
Credit Acceptance Corp.†	6.625%		3/15/2030			4,981,000	4,997,711
Freedom Mortgage Holdings LLC†	9.125%		5/15/2031			6,299,000	6,552,510
Freedom Mortgage Holdings LLC†	9.25%		2/1/2029			5,294,000	5,530,347
GGAM Finance Ltd. (Ireland)†(b)	6.875%		4/15/2029			3,428,000	3,508,938
GGAM Finance Ltd. (Ireland)†(b)	8.00%		2/15/2027			5,310,000	5,495,765
GGAM Finance Ltd. (Ireland)†(b)(c)	8.00%		6/15/2028			3,671,000	3,880,889
ILFC E-Capital Trust I†	6.149% (3 mo. USD Term SOFR + 1.81%)	#	12/21/2065			3,413,000	2,897,575
ILFC E-Capital Trust II†	6.399% (3 mo. USD Term SOFR + 2.06%)	#	12/21/2065			3,031,000	2,603,086
Jane Street Group/JSG Finance, Inc.†	4.50%		11/15/2029			4,712,000	4,462,193
Jane Street Group/JSG Finance, Inc.†	7.125%		4/30/2031			11,309,000	11,740,586
Jefferson Capital Holdings LLC†	6.00%		8/15/2026			3,547,000	3,542,713
LFS Topco LLC†	5.875%		10/15/2026			3,709,000	3,683,902
Nationstar Mortgage Holdings, Inc.†	6.50%		8/1/2029			4,475,000	4,507,829
Nationstar Mortgage Holdings, Inc.†	7.125%		2/1/2032			12,210,000	12,588,327
Navient Corp.	4.875%		3/15/2028			3,415,000	3,311,647
Navient Corp.	5.50%		3/15/2029			2,615,000	2,518,781
Navient Corp.	9.375%		7/25/2030			6,094,000	6,653,401
Navient Corp.	11.50%		3/15/2031			8,395,000	9,535,729

See Notes to Schedule of Investments.	105

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Diversified Financial Services (continued)
OneMain Finance Corp.	7.125%		11/15/2031		$4,666,000	$4,803,153
OneMain Finance Corp.	7.50%		5/15/2031		11,293,000	11,777,345
OneMain Finance Corp.	9.00%		1/15/2029		8,255,000	8,722,918
PennyMac Financial Services, Inc.†	5.75%		9/15/2031		5,642,000	5,419,591
PennyMac Financial Services, Inc.†	7.125%		11/15/2030		3,759,000	3,839,800
PennyMac Financial Services, Inc.†	7.875%		12/15/2029		6,130,000	6,423,075
PRA Group, Inc.†	5.00%		10/1/2029		4,287,000	4,003,713
PRA Group, Inc.†	8.875%		1/31/2030		5,295,000	5,580,633
Provident Funding Associates LP/PFG Finance Corp.†	9.75%		9/15/2029		4,554,000	4,732,148
Rfna LP†	7.875%		2/15/2030		3,686,000	3,758,135
StoneX Group, Inc.†	7.875%		3/1/2031		6,541,000	6,905,550
Synchrony Financial	7.25%		2/2/2033		8,737,000	9,277,497
VFH Parent LLC/Valor Co-Issuer, Inc.†	7.50%		6/15/2031		4,269,000	4,418,061
Total						209,842,247

Electric 2.99%
Algonquin Power & Utilities Corp. (Canada)(b)	4.75% (5 yr. CMT + 3.25%)	#	1/18/2082		7,520,000	7,209,910
Alpha Generation LLC†	6.75%		10/15/2032		1,842,000	1,869,339
ContourGlobal Power Holdings SA (Luxembourg)†(b)	6.75%		2/28/2030		5,298,000	5,331,907
DPL, Inc.	4.35%		4/15/2029		5,770,000	5,465,618
Elwood Energy LLC	8.159%		7/5/2026		601,465	565,377
Leeward Renewable Energy Operations LLC†	4.25%		7/1/2029		6,522,000	5,938,612
Lightning Power LLC†	7.25%		8/15/2032		10,550,000	10,971,631
NRG Energy, Inc.†	5.25%		6/15/2029		3,170,000	3,109,578
NRG Energy, Inc.†	6.00%		2/1/2033		5,395,000	5,337,293
NRG Energy, Inc.†	7.00%		3/15/2033		3,116,000	3,391,224
NRG Energy, Inc.†	10.25% (5 yr. CMT + 5.92%)	#	–	(f)	7,747,000	8,647,610
PG&E Corp.	7.375% (5 yr. CMT + 3.88%)	#	3/15/2055		3,639,000	3,605,575
Sorik Marapi Geothermal Power PT (Indonesia)†(b)	7.75%		8/5/2031		4,425,079	4,425,079
Talen Energy Supply LLC†	8.625%		6/1/2030		7,479,000	8,002,044
Vistra Corp.†	7.00% (5 yr. CMT + 5.74%)	#	–	(f)	6,374,000	6,484,206
Vistra Operations Co. LLC†	4.375%		5/1/2029		3,961,000	3,783,951
Vistra Operations Co. LLC†	7.75%		10/15/2031		21,370,000	22,579,969
Total						106,718,923

106	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Electrical Components & Equipment 0.23%
EnerSys†	4.375%	12/15/2027		$2,779,000	$2,700,072
EnerSys†	6.625%	1/15/2032		5,339,000	5,502,203
Total					8,202,275

Electronics 0.25%
Coherent Corp.†	5.00%	12/15/2029		9,345,000	9,025,526

Energy-Alternate Sources 0.19%
Sunnova Energy Corp.†(c)	5.875%	9/1/2026		3,996,000	3,015,550
YPF Energia Electrica SA (Argentina)†(b)	7.875%	10/16/2032		3,667,000	3,701,836
Total					6,717,386

Engineering & Construction 1.14%
Arcosa, Inc.†	4.375%	4/15/2029		4,377,000	4,145,473
Arcosa, Inc.†	6.875%	8/15/2032		1,835,000	1,879,851
ASG Finance DAC (Ireland)†(b)	9.75%	5/15/2029		3,649,000	3,703,963
Brand Industrial Services, Inc.†	10.375%	8/1/2030		6,657,000	6,788,256
Brundage-Bone Concrete Pumping Holdings, Inc.†	7.50%	2/1/2032		1,920,000	1,951,986
Dycom Industries, Inc.†	4.50%	4/15/2029		3,904,000	3,705,049
Gatwick Airport Finance PLC	4.375%	4/7/2026	GBP	5,000,000	6,190,954
Great Lakes Dredge & Dock Corp.†	5.25%	6/1/2029		$3,821,000	3,508,388
Heathrow Finance PLC	6.625%	3/1/2031	GBP	4,285,000	5,394,363
Weekley Homes LLC/Weekley Finance Corp.†	4.875%	9/15/2028		$3,481,000	3,337,001
Total					40,605,284

Entertainment 2.91%
888 Acquisitions Ltd.	10.75%	5/15/2030	GBP	4,400,000	5,803,886
AMC Entertainment Holdings, Inc.†(c)	7.50%	2/15/2029		$3,886,000	3,287,483
Boyne USA, Inc.†	4.75%	5/15/2029		4,092,000	3,916,261
Caesars Entertainment, Inc.†	7.00%	2/15/2030		3,485,000	3,592,064
Churchill Downs, Inc.†	4.75%	1/15/2028		4,296,000	4,199,921
Churchill Downs, Inc.†	5.75%	4/1/2030		3,895,000	3,851,840
Cinemark USA, Inc.†	5.25%	7/15/2028		4,232,000	4,146,651
Cinemark USA, Inc.†	7.00%	8/1/2032		4,134,000	4,231,289
Empire Resorts, Inc.†	7.75%	11/1/2026		8,365,000	8,050,634
Flutter Treasury DAC (Ireland)†(b)	6.375%	4/29/2029		6,995,000	7,165,468
Inter Media & Communication SpA	6.75%	2/9/2027	EUR	8,306,087	8,753,855
Jacobs Entertainment, Inc.†	6.75%	2/15/2029		$3,614,000	3,541,537
Lions Gate Capital Holdings 1, Inc.†	5.50%	4/15/2029		3,824,000	3,511,836
Loarre Investments SARL†	6.50%	5/15/2029	EUR	11,107,000	11,919,816
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.†	4.875%	5/1/2029		$6,422,000	6,139,273

See Notes to Schedule of Investments.	107

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Entertainment (continued)
Penn Entertainment, Inc.†(c)	4.125%		7/1/2029		$8,170,000	$7,433,826
Resorts World Las Vegas LLC/RWLV Capital, Inc.†	4.625%		4/6/2031		6,500,000	5,679,406
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.†	7.125%		2/15/2031		8,143,000	8,576,045
Total						103,801,091

Environmental Control 0.46%
GFL Environmental, Inc. (Canada)†(b)	6.75%		1/15/2031		6,939,000	7,204,694
Madison IAQ LLC†	5.875%		6/30/2029		3,782,000	3,650,320
Waste Pro USA, Inc.†	7.00%		2/1/2033		5,329,000	5,408,914
Total						16,263,928

Food 1.63%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	3.50%		3/15/2029		9,595,000	8,880,512
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†(g)	6.25%		3/15/2033		2,123,000	2,150,855
Bellis Acquisition Co. PLC†	8.125%		5/14/2030	GBP	2,993,000	3,684,748
Bellis Finco PLC	4.00%		2/16/2027		3,484,000	4,235,560
Boparan Finance PLC	9.375%		11/7/2029		2,869,000	3,529,541
Iceland Bondco PLC†	10.875%		12/15/2027		2,359,000	3,186,445
Iceland Bondco PLC	10.875%		12/15/2027		2,901,000	3,918,557
Ingles Markets, Inc.†	4.00%		6/15/2031		$3,523,000	3,190,639
Lamb Weston Holdings, Inc.†	4.125%		1/31/2030		4,019,000	3,751,891
Market Bidco Finco PLC	5.50%		11/4/2027	GBP	4,813,000	5,923,726
Post Holdings, Inc.†	4.50%		9/15/2031		$3,909,000	3,572,428
Post Holdings, Inc.†	4.625%		4/15/2030		4,130,000	3,877,166
Sigma Holdco BV (Netherlands)†(b)(c)	7.875%		5/15/2026		1,017,000	1,018,599
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed†	4.625%		3/1/2029		3,882,000	3,624,563
Tonon Luxembourg SA (Luxembourg)†(b)(h)	6.50%		10/31/2024		1,863,197	0	(e)
U.S. Foods, Inc.†(c)	4.625%		6/1/2030		3,808,000	3,637,198
Total						58,182,428

Forest Products & Paper 0.44%
Ahlstrom Holding 3 OY (Finland)†(b)(c)	4.875%		2/4/2028		5,404,000	5,139,055
Mercer International, Inc. (Canada)(b)	5.125%		2/1/2029		8,388,000	7,617,289
Mercer International, Inc. (Canada)†(b)	12.875%		10/1/2028		2,558,000	2,795,989
Total						15,552,333

Gas 0.12%
AltaGas Ltd. (Canada)†(b)	7.20% (5 yr. CMT + 3.57%)	#	10/15/2054		4,216,000	4,230,389

108	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Hand/Machine Tools 0.05%
IMA Industria Macchine Automatiche SpA	6.535% (3 mo. EURIBOR + 3.75%)	#	4/15/2029	EUR	1,737,000	$1,817,328

Health Care-Products 0.10%
Medline Borrower LP†	3.875%		4/1/2029		$3,855,000	3,616,501

Health Care-Services 2.36%
Acadia Healthcare Co., Inc.†	5.00%		4/15/2029		5,612,000	5,241,741
Chrome Holdco SAS	5.00%		5/31/2029	EUR	3,857,000	2,834,149
CHS/Community Health Systems, Inc.†	4.75%		2/15/2031		$5,850,000	4,756,654
CHS/Community Health Systems, Inc.†	5.25%		5/15/2030		12,372,000	10,497,539
CHS/Community Health Systems, Inc.†	6.125%		4/1/2030		5,260,000	3,435,617
CHS/Community Health Systems, Inc.†(c)	6.875%		4/1/2028		3,513,000	2,491,297
CHS/Community Health Systems, Inc.†	6.875%		4/15/2029		4,720,000	3,296,212
DaVita, Inc.†	4.625%		6/1/2030		11,713,000	10,871,424
DaVita, Inc.†	6.875%		9/1/2032		3,525,000	3,583,377
Global Medical Response, Inc.†	6.50%		10/1/2025		4,943,000	4,883,585
LifePoint Health, Inc.†(c)	5.375%		1/15/2029		3,982,000	3,557,801
LifePoint Health, Inc.†	9.875%		8/15/2030		3,202,000	3,422,438
LifePoint Health, Inc.†	10.00%		6/1/2032		3,153,000	3,084,794
LifePoint Health, Inc.†	11.00%		10/15/2030		3,114,000	3,430,650
Molina Healthcare, Inc.†	3.875%		11/15/2030		4,298,000	3,873,370
Molina Healthcare, Inc.†	3.875%		5/15/2032		3,983,000	3,503,025
Pediatrix Medical Group, Inc.†	5.375%		2/15/2030		3,616,000	3,503,844
Star Parent, Inc.†	9.00%		10/1/2030		3,260,000	3,416,354
U.S. Acute Care Solutions LLC†	9.75%		5/15/2029		4,489,000	4,594,478
Total						84,278,349

Holding Companies-Diversified 0.43%
Benteler International AG (Austria)†(b)	10.50%		5/15/2028		3,838,000	4,071,792
Clue Opco LLC†	9.50%		10/15/2031		3,372,000	3,479,553
Stena International SA (Luxembourg)†(b)	7.25%		1/15/2031		4,163,000	4,234,679
Stena International SA (Luxembourg)†(b)	7.625%		2/15/2031		3,544,000	3,670,779
Total						15,456,803

Home Builders 1.54%
Century Communities, Inc.†	3.875%		8/15/2029		3,822,000	3,488,959
Dream Finders Homes, Inc.†	8.25%		8/15/2028		4,252,000	4,472,551
Forestar Group, Inc.†	3.85%		5/15/2026		4,249,000	4,191,387
Landsea Homes Corp.†	8.875%		4/1/2029		6,317,000	6,290,953

See Notes to Schedule of Investments.	109

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Home Builders (continued)
LGI Homes, Inc.†	8.75%	12/15/2028		$8,644,000	$9,139,327
M/I Homes, Inc.	4.95%	2/1/2028		6,254,000	6,133,024
Miller Homes Group Finco PLC	7.00%	5/15/2029	GBP	5,951,000	7,349,258
Shea Homes LP/Shea Homes Funding Corp.	4.75%	2/15/2028		$4,108,000	3,993,674
STL Holding Co. LLC†	8.75%	2/15/2029		5,782,000	6,103,572
Taylor Morrison Communities, Inc.†	5.875%	6/15/2027		3,547,000	3,588,777
Total					54,751,482

Housewares 0.11%
Newell Brands, Inc.(c)	6.625%	9/15/2029		3,665,000	3,740,979

Insurance 1.67%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†(c)	5.875%	11/1/2029		3,652,000	3,556,853
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	6.50%	10/1/2031		3,551,000	3,563,766
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	6.75%	4/15/2028		6,965,000	7,050,579
Ardonagh Finco Ltd. (United Kingdom)†(b)	7.75%	2/15/2031		10,406,000	10,727,771
Ardonagh Group Finance Ltd. (United Kingdom)†(b)	8.875%	2/15/2032		6,809,000	7,078,726
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC (United Kingdom)†(b)	7.25%	2/15/2031		6,213,000	6,331,345
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC (United Kingdom)†(b)	8.125%	2/15/2032		6,038,000	6,193,358
HUB International Ltd.†	7.375%	1/31/2032		3,532,000	3,627,039
Jones Deslauriers Insurance Management, Inc. (Canada)†(b)	8.50%	3/15/2030		3,391,000	3,613,026
Jones Deslauriers Insurance Management, Inc. (Canada)†(b)	10.50%	12/15/2030		3,667,000	3,971,488
Panther Escrow Issuer LLC†	7.125%	6/1/2031		3,608,000	3,715,489
Total					59,429,440

Internet 1.08%
Acuris Finance U.S., Inc./Acuris Finance SARL†	9.00%	8/1/2029		4,855,000	4,836,794
Cablevision Lightpath LLC†	5.625%	9/15/2028		3,791,000	3,513,186
Cogent Communications Group LLC†	7.00%	6/15/2027		3,495,000	3,526,955
GrubHub Holdings, Inc.†(c)	5.50%	7/1/2027		7,711,000	7,182,194
ION Trading Technologies SARL (Luxembourg)†(b)	5.75%	5/15/2028		3,055,000	2,890,912
ION Trading Technologies SARL (Luxembourg)†(b)	9.50%	5/30/2029		3,362,000	3,471,420

110	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Internet (continued)
Ocado Group PLC	10.50%	8/8/2029	GBP	1,700,000	$2,215,613
Ocado Group PLC†	10.50%	8/8/2029		2,591,000	3,376,855
Rakuten Group, Inc. (Japan)†(b)	9.75%	4/15/2029		$6,927,000	7,622,271
Total					38,636,200

Iron-Steel 1.08%
Algoma Steel, Inc. (Canada)†(b)	9.125%	4/15/2029		5,244,000	5,196,463
ATI, Inc.	5.125%	10/1/2031		10,694,000	10,166,805
ATI, Inc.	7.25%	8/15/2030		4,771,000	4,964,741
Carpenter Technology Corp.	7.625%	3/15/2030		3,419,000	3,532,695
Commercial Metals Co.	4.125%	1/15/2030		3,953,000	3,712,288
Samarco Mineracao SA (Brazil)(b)	9.00%	6/30/2031		7,394,472	7,320,958
U.S. Steel Corp.	6.65%	6/1/2037		3,521,000	3,521,851
Total					38,415,801

Leisure Time 1.47%
Acushnet Co.†	7.375%	10/15/2028		713,000	744,815
Carnival Corp.†	6.00%	5/1/2029		10,729,000	10,764,298
Life Time, Inc.†	6.00%	11/15/2031		3,604,000	3,619,571
NCL Corp. Ltd.†	5.875%	2/15/2027		3,781,000	3,792,823
NCL Corp. Ltd.†	8.125%	1/15/2029		3,391,000	3,599,251
Royal Caribbean Cruises Ltd.†	6.00%	2/1/2033		3,545,000	3,587,154
Royal Caribbean Cruises Ltd.†	6.25%	3/15/2032		3,839,000	3,918,915
Sabre GLBL, Inc.†	8.625%	6/1/2027		6,958,000	7,158,836
Sabre GLBL, Inc.†	11.25%	12/15/2027		2,301,000	2,435,645
Viking Cruises Ltd.†	9.125%	7/15/2031		8,035,000	8,725,223
VOC Escrow Ltd.†	5.00%	2/15/2028		4,053,000	3,978,855
Total					52,325,386

Lodging 1.08%
Full House Resorts, Inc.†	8.25%	2/15/2028		4,113,000	4,146,151
Genting New York LLC/GENNY Capital, Inc.†	7.25%	10/1/2029		6,223,000	6,432,952
Hilton Domestic Operating Co., Inc.†	4.00%	5/1/2031		9,690,000	8,895,677
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.†	6.625%	1/15/2032		3,569,000	3,611,868
Melco Resorts Finance Ltd. (Hong Kong)†(b)	7.625%	4/17/2032		3,531,000	3,549,538
Studio City Finance Ltd. (Hong Kong)(b)	5.00%	1/15/2029		8,473,000	7,761,964
Wyndham Hotels & Resorts, Inc.†	4.375%	8/15/2028		4,408,000	4,248,831
Total					38,646,981

See Notes to Schedule of Investments.	111

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Machinery: Construction & Mining 0.23%
Terex Corp.†	5.00%	5/15/2029	$4,313,000	$4,158,336
Vertiv Group Corp.†	4.125%	11/15/2028	4,258,000	4,096,502
Total				8,254,838

Machinery-Diversified 1.08%
ATS Corp. (Canada)†(b)	4.125%	12/15/2028	3,972,000	3,729,547
Esab Corp.†	6.25%	4/15/2029	3,490,000	3,550,244
GrafTech Global Enterprises, Inc.†(c)	9.875%	12/23/2029	8,911,000	7,351,575
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC (Canada)†(b)	9.00%	2/15/2029	3,518,000	3,707,669
Maxim Crane Works Holdings Capital LLC†	11.50%	9/1/2028	6,487,000	6,836,662
Mueller Water Products, Inc.†	4.00%	6/15/2029	4,445,000	4,182,974
SPX FLOW, Inc.†	8.75%	4/1/2030	3,470,000	3,617,767
TK Elevator U.S. Newco, Inc.†	5.25%	7/15/2027	5,672,000	5,619,601
Total				38,596,039

Media 6.24%
AMC Networks, Inc.(c)	4.25%	2/15/2029	14,122,000	11,005,845
Belo Corp.	7.25%	9/15/2027	6,082,000	6,271,813
CCO Holdings LLC/CCO Holdings Capital Corp.†	4.50%	8/15/2030	21,222,000	19,435,192
CCO Holdings LLC/CCO Holdings Capital Corp.†	4.75%	3/1/2030	11,579,000	10,796,973
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.00%	2/1/2028	13,497,000	13,174,881
CCO Holdings LLC/CCO Holdings Capital Corp.†	6.375%	9/1/2029	4,105,000	4,124,113
CSC Holdings LLC†	4.625%	12/1/2030	24,601,000	13,081,070
CSC Holdings LLC†	6.50%	2/1/2029	7,271,000	6,079,283
CSC Holdings LLC†	11.25%	5/15/2028	12,910,000	12,576,748
CSC Holdings LLC†	11.75%	1/31/2029	11,991,000	11,715,586
Directv Financing LLC†	8.875%	2/1/2030	3,545,000	3,462,022
Directv Financing LLC/Directv Financing Co-Obligor, Inc.†	5.875%	8/15/2027	5,669,000	5,583,613
DISH DBS Corp.	5.125%	6/1/2029	19,062,000	12,880,489
DISH Network Corp.†	11.75%	11/15/2027	6,877,000	7,261,744
Gray Media, Inc.†	5.375%	11/15/2031	8,666,000	5,040,678
Gray Media, Inc.†(c)	10.50%	7/15/2029	7,872,000	8,124,762
McGraw-Hill Education, Inc.†	5.75%	8/1/2028	6,497,000	6,377,598
Sinclair Television Group, Inc.†	8.125%	2/15/2033	2,066,000	2,047,869
Sunrise FinCo I BV (Netherlands)†(b)	4.875%	7/15/2031	8,089,000	7,555,935
TEGNA, Inc.	5.00%	9/15/2029	4,788,000	4,531,403
Univision Communications, Inc.†	7.375%	6/30/2030	10,807,000	10,567,178

112	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Media (continued)
Univision Communications, Inc.†	8.50%	7/31/2031	$3,728,000	$3,719,503
Virgin Media Finance PLC (United Kingdom)†(b)	5.00%	7/15/2030	12,178,000	10,582,962
Virgin Media Secured Finance PLC (United Kingdom)†(b)	5.50%	5/15/2029	13,964,000	13,377,011
VZ Secured Financing BV (Netherlands)†(b)	5.00%	1/15/2032	14,701,000	12,977,353
Total				222,351,624

Metal Fabricate-Hardware 0.33%
Park-Ohio Industries, Inc.	6.625%	4/15/2027	7,536,000	7,470,899
Vallourec SACA (France)†(b)	7.50%	4/15/2032	4,033,000	4,219,675
Total				11,690,574

Mining 2.67%
Alcoa Nederland Holding BV (Netherlands)†(b)	7.125%	3/15/2031	3,587,000	3,738,120
Aris Mining Corp. (Canada)†(b)	8.00%	10/31/2029	5,244,000	5,255,798
Arsenal AIC Parent LLC†	8.00%	10/1/2030	4,928,000	5,141,624
Coeur Mining, Inc.†	5.125%	2/15/2029	9,725,000	9,397,840
Constellium SE (France)†(b)	5.625%	6/15/2028	1,442,000	1,429,304
Eldorado Gold Corp. (Canada)†(b)	6.25%	9/1/2029	7,142,000	7,107,856
First Quantum Minerals Ltd. (Canada)†(b)(g)	8.00%	3/1/2033	2,179,000	2,222,675
First Quantum Minerals Ltd. (Canada)†(b)	8.625%	6/1/2031	6,493,000	6,774,595
FMG Resources August 2006 Pty. Ltd. (Australia)†(b)	4.375%	4/1/2031	4,232,000	3,885,556
FMG Resources August 2006 Pty. Ltd. (Australia)†(b)	5.875%	4/15/2030	4,227,000	4,212,222
FMG Resources August 2006 Pty. Ltd. (Australia)†(b)	6.125%	4/15/2032	6,778,000	6,789,014
Hecla Mining Co.	7.25%	2/15/2028	9,437,000	9,553,632
Hudbay Minerals, Inc. (Canada)†(b)	6.125%	4/1/2029	4,376,000	4,374,079
IAMGOLD Corp. (Canada)†(b)	5.75%	10/15/2028	3,692,000	3,630,433
Ivanhoe Mines Ltd. (Canada)†(b)	7.875%	1/23/2030	7,154,000	7,205,151
Mirabela Nickel Ltd.	Zero Coupon	9/10/2044	51,005	–	(e)
Novelis Corp.†	3.875%	8/15/2031	4,133,000	3,638,807
Novelis, Inc.†	6.875%	1/30/2030	3,569,000	3,650,880
Taseko Mines Ltd. (Canada)†(b)	8.25%	5/1/2030	6,906,000	7,174,933
Total				95,182,519

Miscellaneous Manufacturing 0.34%
Amsted Industries, Inc.†(g)	6.375%	3/15/2033	6,943,000	6,967,609
LSB Industries, Inc.†	6.25%	10/15/2028	5,150,000	5,058,935
Total				12,026,544

See Notes to Schedule of Investments.	113

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Office/Business Equipment 0.19%
Pitney Bowes, Inc.†	7.25%	3/15/2029	$3,624,000	$3,651,376
Zebra Technologies Corp.†	6.50%	6/1/2032	2,998,000	3,049,653
Total				6,701,029

Oil & Gas 10.19%
Aethon United BR LP/Aethon United Finance Corp.†	7.50%	10/1/2029	7,353,000	7,584,912
Ascent Resources Utica Holdings LLC/ARU Finance Corp.†	5.875%	6/30/2029	6,571,000	6,495,663
Ascent Resources Utica Holdings LLC/ARU Finance Corp.†	6.625%	10/15/2032	2,386,000	2,410,839
Baytex Energy Corp. (Canada)†(b)	7.375%	3/15/2032	7,120,000	6,965,512
Baytex Energy Corp. (Canada)†(b)	8.50%	4/30/2030	4,877,000	4,996,740
Borr IHC Ltd./Borr Finance LLC†	10.00%	11/15/2028	6,577,707	6,558,382
Borr IHC Ltd./Borr Finance LLC†	10.375%	11/15/2030	4,038,932	4,008,135
California Resources Corp.†	8.25%	6/15/2029	7,912,000	8,145,469
Calumet Specialty Products Partners LP/Calumet Finance Corp.†	8.125%	1/15/2027	1,617,000	1,583,349
Calumet Specialty Products Partners LP/Calumet Finance Corp.†	9.75%	7/15/2028	3,322,000	3,197,113
CITGO Petroleum Corp.†	8.375%	1/15/2029	6,982,000	7,207,686
Civitas Resources, Inc.†	8.625%	11/1/2030	5,790,000	6,097,188
Civitas Resources, Inc.†	8.75%	7/1/2031	5,327,000	5,567,058
CNX Resources Corp.†	6.00%	1/15/2029	8,912,000	8,850,472
CNX Resources Corp.†	7.375%	1/15/2031	6,649,000	6,836,515
Comstock Resources, Inc.†	5.875%	1/15/2030	9,529,000	9,084,061
Comstock Resources, Inc.†	6.75%	3/1/2029	5,634,000	5,543,258
Crescent Energy Finance LLC†	7.375%	1/15/2033	6,234,000	6,117,528
Crescent Energy Finance LLC†	7.625%	4/1/2032	10,541,000	10,551,853
Diamond Foreign Asset Co./Diamond Finance LLC (Cayman Islands)†(b)	8.50%	10/1/2030	7,148,000	7,418,595
Encino Acquisition Partners Holdings LLC†	8.50%	5/1/2028	8,744,000	8,965,643
Encino Acquisition Partners Holdings LLC†	8.75%	5/1/2031	3,660,000	3,935,737
Global Marine, Inc.	7.00%	6/1/2028	3,828,000	3,627,030
Gulfport Energy Operating Corp.†	6.75%	9/1/2029	5,358,000	5,474,622
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.00%	2/1/2031	3,760,000	3,586,094
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.25%	11/1/2028	3,703,000	3,700,473
Kimmeridge Texas Gas LLC†	8.50%	2/15/2030	5,392,000	5,507,593
Kosmos Energy Ltd.†	7.50%	3/1/2028	3,097,000	2,982,462
Kraken Oil & Gas Partners LLC†	7.625%	8/15/2029	5,398,000	5,296,525

114	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Oil & Gas (continued)
Long Ridge Energy LLC†	8.75%	2/15/2032	$2,779,000	$2,791,582
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.†	6.875%	12/1/2032	5,986,000	6,039,676
Matador Resources Co.†	6.50%	4/15/2032	4,034,000	4,036,620
Matador Resources Co.†	6.875%	4/15/2028	2,623,000	2,681,212
MC Brazil Downstream Trading SARL (Luxembourg)†(b)	7.25%	6/30/2031	6,311,029	5,351,636
MEG Energy Corp. (Canada)†(b)	5.875%	2/1/2029	7,193,000	7,108,746
Moss Creek Resources Holdings, Inc.†	8.25%	9/1/2031	3,641,000	3,662,307
Nabors Industries, Inc.†	8.875%	8/15/2031	5,378,000	4,845,139
Noble Finance II LLC†	8.00%	4/15/2030	8,635,000	8,732,144
Parkland Corp. (Canada)†(b)	6.625%	8/15/2032	5,417,000	5,467,804
PBF Holding Co. LLC/PBF Finance Corp.	6.00%	2/15/2028	3,900,000	3,771,464
PBF Holding Co. LLC/PBF Finance Corp.†	7.875%	9/15/2030	4,612,000	4,423,110
Permian Resources Operating LLC†	6.25%	2/1/2033	2,697,000	2,712,235
Permian Resources Operating LLC†	9.875%	7/15/2031	3,133,000	3,453,305
Precision Drilling Corp. (Canada)†(b)	6.875%	1/15/2029	3,538,000	3,534,799
Range Resources Corp.†	4.75%	2/15/2030	4,117,000	3,932,864
Saturn Oil & Gas, Inc. (Canada)†(b)(c)	9.625%	6/15/2029	10,733,000	10,577,392
Seadrill Finance Ltd.†	8.375%	8/1/2030	4,284,000	4,382,588
Shelf Drilling Holdings Ltd. (United Arab Emirates)†(b)(c)	9.625%	4/15/2029	3,821,000	3,383,973
SierraCol Energy Andina LLC†	6.00%	6/15/2028	200,000	187,842
Sitio Royalties Operating Partnership LP/Sitio Finance Corp.†	7.875%	11/1/2028	3,367,000	3,529,805
SM Energy Co.†	6.75%	8/1/2029	4,376,000	4,386,183
SM Energy Co.†	7.00%	8/1/2032	4,814,000	4,819,457
Sunoco LP/Sunoco Finance Corp.†	7.00%	9/15/2028	4,066,000	4,199,552
Talos Production, Inc.†	9.00%	2/1/2029	3,818,000	3,951,619
Talos Production, Inc.†	9.375%	2/1/2031	3,406,000	3,507,373
Tecpetrol SA (Argentina)†(b)	7.625%	1/22/2033	2,393,000	2,449,236
TGNR Intermediate Holdings LLC†	5.50%	10/15/2029	10,097,000	9,626,351
Transocean Aquila Ltd.†	8.00%	9/30/2028	2,893,723	2,971,515
Transocean, Inc.(c)	6.80%	3/15/2038	6,802,000	5,339,488
Transocean, Inc.(c)	7.50%	4/15/2031	3,824,000	3,369,629
Transocean, Inc.†	8.25%	5/15/2029	3,730,000	3,681,485
Valaris Ltd.†	8.375%	4/30/2030	7,489,000	7,592,026
Vermilion Energy, Inc. (Canada)†(b)	6.875%	5/1/2030	6,617,000	6,576,816
Vermilion Energy, Inc. (Canada)†(b)	7.25%	2/15/2033	5,055,000	4,919,563
Vista Energy Argentina SAU (Argentina)†(b)(c)	7.625%	12/10/2035	3,519,000	3,511,082

See Notes to Schedule of Investments.	115

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Oil & Gas (continued)
Vital Energy, Inc.†	7.75%	7/31/2029	$8,055,000	$8,001,486
Vital Energy, Inc.†(c)	7.875%	4/15/2032	6,073,000	5,858,890
Vital Energy, Inc.	9.75%	10/15/2030	1,301,000	1,366,244
Wildfire Intermediate Holdings LLC†	7.50%	10/15/2029	5,042,000	5,017,184
YPF SA (Argentina)†(b)(c)	8.25%	1/17/2034	4,511,000	4,582,274
YPF SA (Argentina)†(b)(c)	9.50%	1/17/2031	4,248,000	4,553,486
Total				363,183,689

Oil & Gas Services 0.90%
Archrock Partners LP/Archrock Partners Finance Corp.†	6.625%	9/1/2032	3,409,000	3,453,068
Helix Energy Solutions Group, Inc.†	9.75%	3/1/2029	8,146,000	8,724,554
Kodiak Gas Services LLC†	7.25%	2/15/2029	3,853,000	3,983,366
Oceaneering International, Inc.	6.00%	2/1/2028	8,903,000	8,829,446
Tidewater, Inc.†	10.375%	7/3/2028	3,800,000	4,070,549
USA Compression Partners LP/USA Compression Finance Corp.†	7.125%	3/15/2029	3,087,000	3,174,544
Total				32,235,527

Packaging & Containers 1.38%
Canpack SA/Canpack U.S. LLC (Poland)†(b)	3.875%	11/15/2029	6,058,000	5,500,628
Clydesdale Acquisition Holdings, Inc.†	6.875%	1/15/2030	3,525,000	3,595,391
Clydesdale Acquisition Holdings, Inc.†(c)	8.75%	4/15/2030	3,508,000	3,564,377
Iris Holding, Inc.†	10.00%	12/15/2028	7,643,000	7,079,668
LABL, Inc.†	8.625%	10/1/2031	3,868,000	3,499,082
LABL, Inc.†	9.50%	11/1/2028	6,340,000	6,096,510
Mauser Packaging Solutions Holding Co.†	9.25%	4/15/2027	7,539,000	7,658,190
Sealed Air Corp.†	6.50%	7/15/2032	5,203,000	5,336,582
Sealed Air Corp.†	6.875%	7/15/2033	3,005,000	3,189,339
Trident TPI Holdings, Inc.†	12.75%	12/31/2028	3,343,000	3,665,195
Total				49,184,962

Pharmaceuticals 2.47%
180 Medical, Inc.†	3.875%	10/15/2029	4,080,000	3,799,100
AdaptHealth LLC†	5.125%	3/1/2030	3,884,000	3,614,713
Bausch Health Americas, Inc.†	9.25%	4/1/2026	7,456,000	7,425,058
Bausch Health Cos., Inc. (Canada)†(b)	4.875%	6/1/2028	6,990,000	6,070,221
Bausch Health Cos., Inc. (Canada)†(b)	5.25%	1/30/2030	1,363,000	881,295
Bausch Health Cos., Inc. (Canada)†(b)	5.25%	2/15/2031	5,140,000	3,182,174
Bausch Health Cos., Inc. (Canada)†(b)	6.125%	2/1/2027	4,900,000	4,725,976

116	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Pharmaceuticals (continued)
Bausch Health Cos., Inc. (Canada)†(b)(c)	11.00%		9/30/2028	$3,564,000	$3,611,758
BellRing Brands, Inc.†	7.00%		3/15/2030	5,175,000	5,372,209
Cheplapharm Arzneimittel GmbH (Germany)†(b)	5.50%		1/15/2028	4,028,000	3,672,495
Curaleaf Holdings, Inc.	8.00%		12/15/2026	7,734,000	7,385,970
HLF Financing SARL LLC/Herbalife International, Inc.†	12.25%		4/15/2029	3,484,000	3,767,695
Jazz Securities DAC (Ireland)†(b)	4.375%		1/15/2029	3,785,000	3,632,589
Organon & Co./Organon Foreign Debt Co-Issuer BV†(c)	7.875%		5/15/2034	13,580,000	13,950,340
Owens & Minor, Inc.†(c)	6.625%		4/1/2030	3,660,000	3,375,966
P&L Development LLC/PLD Finance Corp.†	12.00%		5/15/2029	5,786,502	5,987,409
Trulieve Cannabis Corp.	8.00%		10/6/2026	7,748,000	7,638,792
Total					88,093,760

Pipelines 3.90%
Antero Midstream Partners LP/Antero Midstream Finance Corp.†	5.375%		6/15/2029	5,460,000	5,378,434
Blue Racer Midstream LLC/Blue Racer Finance Corp.†	7.00%		7/15/2029	4,799,000	4,964,105
Buckeye Partners LP	4.125%		12/1/2027	7,654,000	7,403,061
Buckeye Partners LP†	6.875%		7/1/2029	4,208,000	4,318,700
CNX Midstream Partners LP†	4.75%		4/15/2030	9,074,000	8,460,730
CQP Holdco LP/BIP-V Chinook Holdco LLC†	5.50%		6/15/2031	4,891,000	4,742,791
Delek Logistics Partners LP/Delek Logistics Finance Corp.†	7.125%		6/1/2028	5,279,000	5,356,955
Energy Transfer LP	8.00% (5 yr. CMT + 4.02%)	#	5/15/2054	3,257,000	3,465,461
EQM Midstream Partners LP†	4.75%		1/15/2031	4,000,000	3,864,262
EQM Midstream Partners LP†	6.375%		4/1/2029	3,664,000	3,760,297
EQM Midstream Partners LP†	7.50%		6/1/2030	8,082,000	8,796,425
Genesis Energy LP/Genesis Energy Finance Corp.	8.25%		1/15/2029	4,397,000	4,537,889
Genesis Energy LP/Genesis Energy Finance Corp.	8.875%		4/15/2030	5,706,000	5,929,624
Global Partners LP/GLP Finance Corp.†	8.25%		1/15/2032	7,185,000	7,490,298
Harvest Midstream I LP†	7.50%		5/15/2032	5,859,000	6,145,570
Hess Midstream Operations LP†	5.125%		6/15/2028	3,624,000	3,581,424
NGL Energy Operating LLC/NGL Energy Finance Corp.†	8.375%		2/15/2032	5,166,000	5,252,014
Northriver Midstream Finance LP (Canada)†(b)	6.75%		7/15/2032	3,448,000	3,521,842
South Bow Canadian Infrastructure Holdings Ltd. (Canada)†(b)	7.625% (5 yr. CMT + 3.95%)	#	3/1/2055	3,634,000	3,737,485

See Notes to Schedule of Investments.	117

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Pipelines (continued)
Venture Global LNG, Inc.†	8.125%		6/1/2028		$8,011,000	$8,349,921
Venture Global LNG, Inc.†	8.375%		6/1/2031		8,211,000	8,561,913
Venture Global LNG, Inc.†	9.00% (5 yr. CMT + 5.44%)	#	–	(f)	3,484,000	3,546,044
Venture Global LNG, Inc.†	9.50%		2/1/2029		16,233,000	17,936,280
Total						139,101,525

Real Estate 1.17%
Cushman & Wakefield U.S. Borrower LLC†	8.875%		9/1/2031		6,464,000	6,956,007
Hunt Cos., Inc.†	5.25%		4/15/2029		9,123,000	8,814,537
Kennedy-Wilson, Inc.	4.75%		2/1/2030		4,139,000	3,789,666
Kennedy-Wilson, Inc.	5.00%		3/1/2031		4,140,000	3,753,075
Longfor Group Holdings Ltd. (China)(b)	3.95%		9/16/2029		11,876,000	9,216,022
Newmark Group, Inc.	7.50%		1/12/2029		6,723,000	7,153,238
Shimao Group Holdings Ltd. (Hong Kong)(b)(h)	3.45%		1/11/2031		1,074,000	61,218
Shimao Group Holdings Ltd. (Hong Kong)(b)(h)	5.20%		1/16/2027		23,117,000	1,242,539
Sunac China Holdings Ltd. (China)†(b)	6.00%		9/30/2026		460,003	58,650
Sunac China Holdings Ltd. (China)†(b)	6.25%		9/30/2027		461,120	57,640
Sunac China Holdings Ltd. (China)†(b)	6.50%		9/30/2027		924,478	115,560
Sunac China Holdings Ltd. (China)†(b)	6.75%		9/30/2028		1,390,076	173,760
Sunac China Holdings Ltd. (China)†(b)	7.00%		9/30/2029		1,393,440	174,180
Sunac China Holdings Ltd. (China)†(b)	7.25%		9/30/2030		656,135	82,673
Total						41,648,765

REITS 2.28%
Blackstone Mortgage Trust, Inc.†	7.75%		12/1/2029		3,385,000	3,524,059
Brandywine Operating Partnership LP(c)	4.55%		10/1/2029		3,875,000	3,557,464
Brandywine Operating Partnership LP	8.875%		4/12/2029		8,062,000	8,648,220
Iron Mountain, Inc.†	5.25%		7/15/2030		5,582,000	5,392,368
Iron Mountain, Inc.†	5.625%		7/15/2032		13,753,000	13,360,393
Iron Mountain, Inc.†	6.25%		1/15/2033		3,895,000	3,919,959
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	7.00%		7/15/2031		10,737,000	11,152,360
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer†	4.875%		5/15/2029		3,839,000	3,674,576
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer†	7.00%		2/1/2030		5,022,000	5,134,066
Piedmont Operating Partnership LP	6.875%		7/15/2029		5,430,000	5,637,527
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC†	6.00%		1/15/2030		4,404,000	3,964,910

118	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
REITS (continued)
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC†	4.75%	4/15/2028		$6,024,000	$5,787,501
Vornado Realty LP	3.40%	6/1/2031		8,681,000	7,435,912
Total					81,189,315

Retail 4.97%
1011778 BC ULC/New Red Finance, Inc. (Canada)†(b)	6.125%	6/15/2029		3,472,000	3,533,180
Arko Corp.†(c)	5.125%	11/15/2029		5,880,000	5,317,234
Asbury Automotive Group, Inc.†	5.00%	2/15/2032		3,888,000	3,629,960
Beacon Roofing Supply, Inc.†	4.125%	5/15/2029		4,021,000	3,918,915
Bloomin’ Brands, Inc./OSI Restaurant Partners LLC†	5.125%	4/15/2029		4,047,000	3,735,764
Carvana Co.†	9.00%	12/1/2028		7,105,362	7,366,645
Carvana Co.†	9.00%	6/1/2030		8,182,335	8,693,894
CD&R Firefly Bidco PLC	8.625%	4/30/2029	GBP	3,323,000	4,361,308
CD&R Firefly Bidco PLC†	8.625%	4/30/2029		2,327,000	3,054,097
Cougar JV Subsidiary LLC†	8.00%	5/15/2032		$3,447,000	3,651,945
Dutch Lion BV†(h)	11.25%	6/15/2020	EUR	9,152,880	0	(e)
FirstCash, Inc.†	5.625%	1/1/2030		$4,124,000	4,049,916
Foot Locker, Inc.†	4.00%	10/1/2029		4,141,000	3,559,699
Gap, Inc.†(c)	3.875%	10/1/2031		4,213,000	3,714,772
Global Auto Holdings Ltd./AAG FH U.K. Ltd. (United Kingdom)†(b)	8.375%	1/15/2029		3,644,000	3,492,791
Global Auto Holdings Ltd./AAG FH U.K. Ltd. (United Kingdom)†(b)	11.50%	8/15/2029		4,222,000	4,438,293
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.†	7.00%	8/15/2028		8,318,000	4,789,211
Group 1 Automotive, Inc.†	6.375%	1/15/2030		3,763,000	3,839,807
GYP Holdings III Corp.†	4.625%	5/1/2029		4,499,000	4,291,767
LCM Investments Holdings II LLC†	4.875%	5/1/2029		4,003,000	3,818,069
LCM Investments Holdings II LLC†	8.25%	8/1/2031		3,658,000	3,863,847
Macy’s Retail Holdings LLC†	5.875%	4/1/2029		3,466,000	3,392,282
Michaels Cos., Inc.†	7.875%	5/1/2029		4,038,000	2,485,010
Nordstrom, Inc.	4.375%	4/1/2030		3,843,000	3,529,998
Park River Holdings, Inc.†(c)	6.75%	8/1/2029		6,027,000	5,239,559
Patrick Industries, Inc.†	6.375%	11/1/2032		3,537,000	3,522,280
PetSmart, Inc./PetSmart Finance Corp.†	4.75%	2/15/2028		5,625,000	5,346,547
PetSmart, Inc./PetSmart Finance Corp.†	7.75%	2/15/2029		4,845,000	4,692,426
Raising Cane’s Restaurants LLC†	9.375%	5/1/2029		3,366,000	3,598,116
Saks Global Enterprises LLC†	11.00%	12/15/2029		7,370,000	6,811,250
Specialty Building Products Holdings LLC/SBP Finance Corp.†	7.75%	10/15/2029		3,061,000	3,131,082

See Notes to Schedule of Investments.	119

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Retail (continued)
Staples, Inc.†	10.75%		9/1/2029		$9,349,000	$8,940,106
Staples, Inc.†	12.75%		1/15/2030		4,666,733	3,382,536
Stonegate Pub Co. Financing PLC	10.75%		7/31/2029	GBP	2,641,000	3,491,291
Suburban Propane Partners LP/Suburban Energy Finance Corp.†	5.00%		6/1/2031		$3,923,000	3,602,373
Victoria’s Secret & Co.†	4.625%		7/15/2029		8,027,000	7,312,745
Victra Holdings LLC/Victra Finance Corp.†	8.75%		9/15/2029		3,542,000	3,767,610
Waga Bondco Ltd.	8.50%		6/15/2030	GBP	2,861,000	3,617,471
Walgreens Boots Alliance, Inc.	3.45%		6/1/2026		$3,751,000	3,669,326
Walgreens Boots Alliance, Inc.(c)	8.125%		8/15/2029		10,478,000	10,567,875
Total						177,220,997

Savings & Loans 0.13%
Flagstar Financial, Inc.	7.344% (3 mo. USD Term SOFR + 3.04%)	#	11/6/2028		4,942,000	4,753,695
Washington Mutual Bank/Debt not acquired by JPMorgan(h)	6.875%		6/15/2011		10,000,000	0	(e)
Total						4,753,695

Semiconductors 0.32%
ams-OSRAM AG	10.50%		3/30/2029	EUR	3,331,000	3,610,845
Entegris, Inc.†	3.625%		5/1/2029		$4,512,000	4,187,164
ON Semiconductor Corp.†	3.875%		9/1/2028		3,792,000	3,590,431
Total						11,388,440

Software 1.80%
AthenaHealth Group, Inc.†	6.50%		2/15/2030		3,614,000	3,509,548
Capstone Borrower, Inc.†	8.00%		6/15/2030		3,503,000	3,673,018
Cloud Software Group, Inc.†	6.50%		3/31/2029		10,813,000	10,644,503
Cloud Software Group, Inc.†	8.25%		6/30/2032		6,142,000	6,374,892
Cloud Software Group, Inc.†	9.00%		9/30/2029		10,101,000	10,331,606
Fair Isaac Corp.†	4.00%		6/15/2028		3,692,000	3,536,902
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL†	8.75%		5/1/2029		2,824,000	2,850,574
RingCentral, Inc.†	8.50%		8/15/2030		4,080,000	4,308,133
ROBLOX Corp.†	3.875%		5/1/2030		6,040,000	5,562,301
Rocket Software, Inc.†(c)	6.50%		2/15/2029		3,764,000	3,626,142
Twilio, Inc.	3.625%		3/15/2029		10,552,000	9,855,614
Total						64,273,233

120	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡		Fair Value
Telecommunications 3.29%
Altice France SA (France)†(b)	5.125%		7/15/2029			$17,979,000	$13,967,227
Altice France SA (France)†(b)	8.125%		2/1/2027			9,168,000	8,230,703
CommScope LLC†	4.75%		9/1/2029			10,214,000	9,200,547
CommScope LLC†(c)	8.25%		3/1/2027			7,753,000	7,642,693
Fibercop SpA (Italy)†(b)	6.375%		11/15/2033			7,485,000	7,372,725
Hughes Satellite Systems Corp.	5.25%		8/1/2026			11,983,000	11,162,276
Hughes Satellite Systems Corp.	6.625%		8/1/2026			18,256,000	14,789,481
Iliad Holding SASU (France)†(b)	8.50%		4/15/2031			3,644,000	3,884,112
Level 3 Financing, Inc.†	3.625%		1/15/2029			4,175,000	3,276,443
Level 3 Financing, Inc.†	4.25%		7/1/2028			2,517,000	2,252,715
Level 3 Financing, Inc.†	4.50%		4/1/2030			4,306,971	3,574,786
Lumen Technologies, Inc.†	4.125%		4/15/2029			3,151,030	2,883,416
Lumen Technologies, Inc.†	4.125%		4/15/2030			3,108,387	2,800,721
Lumen Technologies, Inc.†	4.50%		1/15/2029			11,102,000	9,219,176
Lumen Technologies, Inc.†	5.375%		6/15/2029			4,622,000	3,864,464
Lumen Technologies, Inc.	7.60%		9/15/2039			187,000	150,610
Lumen Technologies, Inc.	7.65%		3/15/2042			1,977,000	1,625,749
VF Ukraine PAT via VFU Funding PLC (Ukraine)†(b)	9.625%		2/11/2027			5,938,031	5,916,358
Zegona Finance PLC (United Kingdom)†(b)	8.625%		7/15/2029			5,219,000	5,554,790
Total							117,368,992

Transportation 1.46%
Brightline East LLC†(c)	11.00%		1/31/2030			7,304,000	6,687,177
Carriage Purchaser, Inc.†	7.875%		10/15/2029			7,605,000	7,109,460
Edge Finco PLC	8.125%		8/15/2031		GBP	2,760,000	3,627,209
Mobico Group PLC	4.25% (5 yr. U.K. Government Bond + 4.14%)	#	–	(f)		2,976,000	3,633,179
Rand Parent LLC†(c)	8.50%		2/15/2030			$10,773,000	11,076,988
Seaspan Corp. (Hong Kong)†(b)	5.50%		8/1/2029			7,915,000	7,294,072
Star Leasing Co. LLC†	7.625%		2/15/2030			5,879,000	5,959,372
Watco Cos. LLC/Watco Finance Corp.†	7.125%		8/1/2032			3,041,000	3,134,219
XPO, Inc.†	7.125%		2/1/2032			3,435,000	3,570,264
Total							52,091,940

Trucking & Leasing 0.50%
Fortress Transportation & Infrastructure Investors LLC†	5.50%		5/1/2028			3,751,000	3,702,621
Fortress Transportation & Infrastructure Investors LLC†	7.00%		5/1/2031			6,271,000	6,429,688
Fortress Transportation & Infrastructure Investors LLC†	7.875%		12/1/2030			7,148,000	7,534,585
Total							17,666,894
Total Corporate Bonds (cost $3,221,292,370)							3,256,235,994

See Notes to Schedule of Investments.	121

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
FLOATING RATE LOANS(i) 4.21%

Aerospace/Defense 0.35%
Alloy Finco Ltd. USD Holdco PIK Term Loan 13.50% (Jersey)(b)	0.50%		3/6/2028	$9,888,751	$12,583,436

Chemicals 0.26%
ASP Unifrax Holdings, Inc. 2024 Delayed Draw Term Loan(j)	–	(k)	9/28/2029	3,387,212	3,217,852
Plaskolite LLC 2021 Term Loan	8.575% (3 mo. USD Term SOFR + 4.00%)		12/15/2025	6,022,871	5,873,353
Total					9,091,205

Commercial Services 0.33%
Crash Champions LLC 2024 Term Loan B	9.072% (3 mo. USD Term SOFR + 4.75%)		2/23/2029	7,199,735	6,434,763
Spin Holdco, Inc. 2021 Term Loan	8.706% (3 mo. USD Term SOFR + 4.00%)		3/4/2028	6,279,145	5,457,237
Total					11,892,000

Computers 0.35%
Twitter, Inc. 2025 Fixed Term Loan	9.50%		10/26/2029	3,532,000	3,611,470
Twitter, Inc. Term Loan	10.979% (1 mo. USD Term SOFR + 6.50%)		10/26/2029	9,027,000	9,013,279
Total					12,624,749

Consumer Non-Durables 0.10%
Anastasia Parent LLC 2018 Term Loan B	8.34% (3 mo. USD Term SOFR + 3.75%)		8/11/2025	4,508,952	3,710,372

Cosmetics/Personal Care 0.10%
Conair Holdings LLC Term Loan B	8.188% (1 mo. USD Term SOFR + 3.75%)		5/17/2028	3,963,758	3,643,823

Diversified Capital Goods 0.14%
Tank Holding Corp. 2022 Term Loan	10.245% (6 mo. USD Term SOFR + 5.75%)		3/31/2028	5,223,855	5,059,304

Electric: Generation 0.08%
Frontera Generation Holdings LLC 2021 2nd Lien Term Loan	6.09% (3 mo. USD Term SOFR + 1.50%)		7/28/2028	1,196,824	1,166,904
Frontera Generation Holdings LLC 2021 Term Loan	17.59% (3 mo. USD Term SOFR + 13.00%)		7/28/2026	1,233,060	1,787,937
Total					2,954,841

122	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Electronics 0.10%
LSF12 Crown U.S. Commercial Bidco LLC Term Loan B	8.559% (1 mo. USD Term SOFR + 4.25%)		12/2/2031	$3,589,000	$3,517,220

Health Care Services 0.22%
Dermatology Intermediate Holdings III, Inc. 2023 Incremental Term Loan B	9.791% (3 mo. USD Term SOFR + 5.50%)		3/30/2029	6,016,535	5,800,331
Wellpath Holdings, Inc. 2018 1st Lien Term Loan(h)	–	(k)	10/1/2025	3,162,159	1,110,329
Wellpath Holdings, Inc. 2024 New Money Delayed Draw Term Loan	11.546% (3 mo. USD Term SOFR + 7.25%)		6/9/2025	365,740	371,226
Wellpath Holdings, Inc. 2024 New Money Term Loan 1	5.516% (3 mo. USD Term SOFR + 1.00%)		6/9/2025	373,802	379,409	(l)
Total					7,661,295

Household Products 0.10%
Kronos Acquisition Holdings, Inc. 2024 Term Loan	8.288% (3 mo. USD Term SOFR + 4.00%)		7/8/2031	3,880,275	3,546,804

Information Technology 0.11%
Constant Contact, Inc. Term Loan	8.564% (3 mo. USD Term SOFR + 4.00%)		2/10/2028	4,039,211	3,755,517

Integrated Energy 0.10%
Esdec Solar Group BV Term Loan B (Netherlands)(b)	9.59% (3 mo. USD Term SOFR + 5.00%)		8/30/2028	4,469,662	3,665,123

Leisure Time 0.15%
City Football Group Ltd. 2024 Term Loan (United Kingdom)(b)	7.438% (1 mo. USD Term SOFR + 3.00%)		7/22/2030	5,426,800	5,408,701

Machinery: Diversified 0.10%
GrafTech Finance, Inc. 2024 Delayed Draw Term Loan(j)	–	(k)	12/21/2029	1,200,872	1,244,907
GrafTech Finance, Inc. 2024 Term Loan	10.329% (3 mo. USD Term SOFR + 6.00%)		12/21/2029	2,101,525	2,178,588
Total					3,423,495

See Notes to Schedule of Investments.	123

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Media 0.41%
Sinclair Television Group, Inc. 2025 Term Loan B6	7.733% (1 mo. USD Term SOFR + 3.30%)		12/31/2029	$6,668,208	$5,305,393
Sinclair Television Group, Inc. 2025 Term Loan B7	8.519% (1 mo. USD Term SOFR + 4.10%)		12/31/2030	7,741,586	6,119,105
Virgin Media Bristol LLC 2020 USD Term Loan Q	–	(k)	1/31/2029	3,269,000	3,219,785
Total					14,644,283

Oil & Gas 0.10%
Waterbridge Midstream Operating LLC 2024 1st Lien Term Loan B	9.077% (3 mo. USD Term SOFR + 4.75%)		6/27/2029	3,546,438	3,540,391

Personal & Household Products 0.00%
FGI Operating Co. LLC Exit Term Loan	–	(k)	12/31/2025	616,310	77,347	(e)

Pipelines 0.10%
EPIC Y-Grade Services LP 2024 Term Loan B	10.044% (3 mo. USD Term SOFR + 5.75%)		6/29/2029	3,539,215	3,550,841

Software 0.20%
Constant Contact, Inc. Second Lien Term Loan	12.064% (3 mo. USD Term SOFR + 7.50%)		2/12/2029	3,500,000	2,921,030
Mitchell International, Inc. 2024 2nd Lien Term Loan	9.574% (1 mo. USD Term SOFR + 5.25%)		6/17/2032	2,788,696	2,749,779
Physician Partners LLC 2025 Term Loan A	10.308% (3 mo. USD Term SOFR + 6.00%)		12/31/2029	1,397,337	1,316,991
Total					6,987,800

Telecommunications 0.47%
Lumen Technologies, Inc. 2024 Extended Term Loan B1	6.788% (1 mo. USD Term SOFR + 2.35%)		4/15/2029	8,927,003	8,423,788
Lumen Technologies, Inc. 2024 Extended Term Loan B2	–	(k)	4/15/2030	8,972,964	8,440,284
Total					16,864,072

124	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Utilities 0.34%
Red Oak Power LLC Term Loan	8.329% (3 mo. USD Term SOFR + 4.00%)	10/1/2030	$7,455,315	$7,492,591
South Field LLC Term Loan B	8.079% (3 mo. USD Term SOFR + 3.75%)	8/29/2031	4,166,035	4,170,388
South Field LLC Term Loan C	8.079% (3 mo. USD Term SOFR + 3.75%)	8/29/2031	259,703	259,975
Total				11,922,954
Total Floating Rate Loans (cost $147,653,561)				150,125,573

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.31%
Merrill Lynch Mortgage Trust Series 2006-C1(d)	Zero Coupon	–	–	–	(e)
ROCK Trust Series 2024-CNTR Class E†	8.819%	11/13/2041	10,340,000	11,018,886
Total Non-Agency Commercial Mortgage-Backed Securities (cost $10,340,000)				11,018,886

	Dividend Rate		Shares

PREFERRED STOCKS 0.19%

Transportation Infrastructure 0.19%
ACBL Holdings Corp. (cost $2,550,350)		Zero Coupon	102,014	6,579,903

	Exercise Price	Expiration Date

WARRANTS 0.00%

Machinery 0.00%
TNT Crane & Rigging, Inc.*	$4.00	12/31/2099	26,319	3,421

Specialty Retail 0.00%
Chinos Intermediate Holdings A, Inc.*	3.50	12/31/2099	56,246	130,069
Total Warrants (cost $302,137)				133,490
Total Long-Term Investments (cost $3,450,449,026)				3,478,675,859

			Principal Amount‡

SHORT-TERM INVESTMENTS 4.30%

TIME DEPOSITS 0.43%
CitiBank N.A.(m) (cost $15,313,959)			$15,313,959	15,313,959

See Notes to Schedule of Investments.	125

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2025

Investments	Shares	Fair Value
MONEY MARKET FUNDS 3.87%
Fidelity Government Portfolio(m) (cost $137,825,629)	137,825,629	$137,825,629
Total Short-Term Investments (cost $153,139,588)		153,139,588
Total Investments in Securities 101.89% (cost $3,603,588,614)		3,631,815,447
Less Unfunded Loan Commitments (0.13%) (cost $4,588,083)		(4,462,759)
Net Investments in Securities 101.76% (cost $3,599,000,531)		3,627,352,688
Other Assets and Liabilities – Net(n) (1.77)%		(62,929,384)
Net Assets 100.00%		$3,564,423,304

EUR	Euro.
GBP	British Pound.
CMT	Constant Maturity Rate.
EURIBOR	Euro Interbank Offered Rate.
ICE	Intercontinental Exchange.
PIK	Payment-in-kind.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.
*	Non-income producing security.
‡	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At February 28, 2025, the total value of Rule 144A securities was $2,721,709,649, which represents 76.36% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at February 28, 2025.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.
(c)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(d)	Security has been deemed worthless.
(e)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security fair valued by the Pricing Committee.
(f)	Security is perpetual in nature and has no stated maturity.
(g)	Securities purchased on a when-issued basis.
(h)	Defaulted (non-income producing security).
(i)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at February 28, 2025.
(j)	Security partially/fully unfunded.
(k)	Interest Rate to be determined.
(l)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(m)	Security was purchased with the cash collateral from loaned securities.
(n)	Other Assets and Liabilities – Net include net unrealized appreciation/(depreciation) on forward foreign currency exchange contracts and futures contracts as follows:

126	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2025

Forward Foreign Currency Exchange Contracts at February 28, 2025:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
British pound	Buy	Bank of America	3/14/2025	1,487,000	$1,817,103	$1,870,455	$53,352
British pound	Buy	Bank of America	3/14/2025	1,741,000	2,130,101	2,189,954	59,853
British pound	Buy	Morgan Stanley	3/14/2025	9,358,000	11,513,908	11,771,163	257,255
British pound	Sell	Morgan Stanley	3/14/2025	2,900,000	3,674,443	3,647,828	26,615
British pound	Sell	State Street Bank and Trust	3/14/2025	66,711,000	84,704,291	83,913,873	790,418
Euro	Sell	Morgan Stanley	5/23/2025	2,624,000	2,760,024	2,733,599	26,425
Euro	Sell	Morgan Stanley	5/23/2025	539,000	566,359	561,513	4,846
Euro	Sell	Morgan Stanley	5/23/2025	929,000	967,903	967,802	101
Euro	Sell	State Street Bank and Trust	5/23/2025	326,000	344,038	339,616	4,422
Euro	Sell	State Street Bank and Trust	5/23/2025	40,500,000	42,512,445	42,191,599	320,846
Euro	Sell	State Street Bank and Trust	5/23/2025	9,319,000	9,759,876	9,708,235	51,641
Euro	Sell	State Street Bank and Trust	5/23/2025	2,034,000	2,145,690	2,118,956	26,734
Total Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$1,622,508

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Sell	Goldman Sachs	3/14/2025	1,442,000	$1,810,568	$1,813,851	$(3,283)
British pound	Sell	Morgan Stanley	3/14/2025	4,347,000	5,408,677	5,467,968	(59,291)
British pound	Sell	State Street Bank and Trust	3/14/2025	497,000	621,016	625,162	(4,146)
British pound	Sell	State Street Bank and Trust	3/14/2025	231,000	281,183	290,568	(9,385)
Total Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(76,105)

Futures Contracts at February 28, 2025:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Treasury Notes	June 2025	205	Long	$22,690,929	$22,774,219	$83,290
U.S. 2-Year Treasury Note	June 2025	1,294	Long	266,940,146	267,817,562	877,416
U.S. Long Bond	June 2025	357	Long	41,349,058	42,159,469	810,411
Total Unrealized Appreciation on Futures Contracts						$1,771,117

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	June 2025	196	Short	$(20,933,084)	$(21,155,750)	$(222,666)

See Notes to Schedule of Investments.	127

Schedule of Investments (unaudited)(concluded)

HIGH YIELD FUND February 28, 2025

The following is a summary of the inputs used as of February 28, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Aerospace & Defense	$3,883,847	$—	$—	$3,883,847
Beverages	880,454	—	—	880,454
Remaining Industries	—	8,066,133	—	8,066,133
Convertible Bonds	—	41,751,579	—	41,751,579
Corporate Bonds	—	3,256,235,994	—	3,256,235,994
Floating Rate Loans
Health Care Services	—	7,281,886	379,409	7,661,295
Personal & Household Products	—	—	77,347	77,347
Remaining Industries	—	142,386,931	—	142,386,931
Less Unfunded Loan Commitments	—	(4,462,759)	—	(4,462,759)
Non-Agency Commercial
Mortgage-Backed Securities	—	11,018,886	—	11,018,886
Preferred Stocks	—	6,579,903	—	6,579,903
Warrants	—	133,490	—	133,490
Short-Term Investments
Time Deposits	—	15,313,959	—	15,313,959
Money Market Funds	137,825,629	—	—	137,825,629
Total	$142,589,930	$3,484,306,002	$456,756	$3,627,352,688
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$1,622,508	$—	$1,622,508
Liabilities	—	(76,105)	—	(76,105)
Futures Contracts
Assets	1,771,117	—	—	1,771,117
Liabilities	(222,666)	—	—	(222,666)
Total	$1,548,451	$1,546,403	$—	$3,094,854

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

128	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

INCOME FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
LONG-TERM INVESTMENTS 108.56%

ASSET-BACKED SECURITIES 10.40%

Automobiles 1.05%
Avis Budget Rental Car Funding AESOP LLC Series 2021-1A Class D†	3.71%		8/20/2027	$12,750,000	$12,357,783
CPS Auto Receivables Trust Series 2022-B Class E†	7.14%		10/15/2029	15,075,000	15,423,037
Kinetic Advantage Master Owner Trust Series 2024-1A Class A†	6.989% (30 day USD SOFR Average + 2.65%)	#	11/15/2027	11,080,000	11,139,145
Octane Receivables Trust Series 2022-2A Class B†	5.85%		7/20/2028	11,033,000	11,119,555
Santander Consumer Auto Receivables Trust Series 2020-BA Class F†	7.03%		8/15/2028	6,977,698	7,009,101
Santander Consumer Auto Receivables Trust Series 2021-AA Class F†	5.79%		8/15/2028	3,100,000	3,128,408
Total					60,177,029

Credit Card 0.52%
Continental Finance Credit Card ABS Master Trust Series 2024-A Class A†	5.78%		12/15/2032	9,000,000	9,116,757
Fortiva Retail Prime Masters Note Business Trust Series 2025-A Class A†	6.60%		9/17/2029	12,500,000	12,499,345
Mercury Financial Credit Card Master Trust Series 2024-2A Class A†	6.56%		7/20/2029	8,010,000	8,134,801
Total					29,750,903

Other 8.83%
522 Funding CLO Ltd. Series 2020-6A Class A1R2†	5.49% (3 mo. USD Term SOFR + 1.20%)	#	10/23/2034	15,780,000	15,829,564
Affirm Asset Securitization Trust Series 2023-B Class A†	6.82%		9/15/2028	9,135,000	9,228,288
Affirm Asset Securitization Trust Series 2024-A Class 1A†	5.61%		2/15/2029	7,875,000	7,940,606
Affirm Asset Securitization Trust Series 2024-A Class A†	5.61%		2/15/2029	3,180,000	3,206,493
Affirm Asset Securitization Trust Series 2024-B Class A†	4.62%		9/15/2029	12,850,000	12,837,052
Affirm Asset Securitization Trust Series 2024-B Class E†	7.35%		9/15/2029	9,250,000	9,315,131
Anchorage Capital CLO 30 Ltd. Series 2024-30A Class A1†	5.615% (3 mo. USD Term SOFR + 1.30%)	#	1/20/2037	12,000,000	12,029,080

See Notes to Schedule of Investments.	129

Schedule of Investments (unaudited)(continued)

INCOME FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Other (continued)
Avant Loans Funding Trust Series 2021-REV1 Class D†	4.30%		7/15/2030		$4,319,692	$4,302,642
Bain Capital Credit CLO Ltd. Series 2021-3A Class BR†	5.844% (3 mo. USD Term SOFR + 1.55%)	#	7/24/2034		5,500,000	5,535,799
Benefit Street Partners CLO XVIII Ltd. Series 2019-18A Class BR†	6.264% (3 mo. USD Term SOFR + 1.96%)	#	10/15/2034		11,830,000	11,869,251
Benefit Street Partners CLO XXXVIII Ltd. Series 2024-38A Class A†	5.623% (3 mo. USD Term SOFR + 1.31%)	#	1/25/2038		14,500,000	14,602,988
Birch Grove CLO Ltd. Series 19A Class A2RR†	6.103% (3 mo. USD Term SOFR + 1.80%)	#	7/17/2037		10,000,000	10,089,974
Brookhaven Park CLO Ltd. Series 2024-1A Class B1†	6.293% (3 mo. USD Term SOFR + 2.00%)	#	4/19/2037		7,000,000	7,062,102
Canyon CLO Ltd. Series 2020-1A Class BR2†	5.952% (3 mo. USD Term SOFR + 1.65%)	#	7/15/2034		5,000,000	5,006,226
Carlyle U.S. CLO Ltd. Series 2018-2A Class A2R†	6.102% (3 mo. USD Term SOFR + 1.80%)	#	10/15/2031		14,560,000	14,608,261
Carlyle U.S. CLO Ltd. Series 2024-1A Class B†	6.302% (3 mo. USD Term SOFR + 2.00%)	#	4/15/2037		8,200,000	8,275,580
Cedar Funding VII CLO Ltd. Series 2018-7A Class CR†	6.093% (3 mo. USD Term SOFR + 1.80%)	#	1/20/2031		12,500,000	12,523,243
Cherry Securitization Trust Series 2024-1A Class A†	5.70%		4/15/2032		6,955,000	7,021,719
Driven Brands Funding LLC Series 2022-1A Class A2†	7.393%		10/20/2052		6,438,497	6,529,907
Driven Brands Funding LLC Series 2024-1A Class A2†	6.372%		10/20/2054		2,885,500	2,977,324
Dryden 107 CLO Ltd. Series 2023-107A Class C†	7.323% (3 mo. USD Term SOFR + 3.00%)	#	8/15/2035		5,250,000	5,294,862
Dryden 38 Senior Loan Fund Series 2015-38A Class BRR†	6.102% (3 mo. USD Term SOFR + 1.80%)	#	7/15/2030		12,650,000	12,673,437
Fairstone Financial Issuance Trust I Series 2020-1A Class C†	5.162%		10/20/2039	CAD	15,535,000	10,663,524
Galaxy XXI CLO Ltd. Series 2015-21A Class AR†	5.575% (3 mo. USD Term SOFR + 1.28%)	#	4/20/2031		$276,059	276,975

130	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Generate CLO 14 Ltd. Series 2024-14A Class C†	6.79% (3 mo. USD Term SOFR + 2.50%)	#	4/22/2037	$6,590,000	$6,676,983
Generate CLO 15 Ltd. Series 2024-15A Class B†	6.343% (3 mo. USD Term SOFR + 2.05%)	#	7/20/2037	8,850,000	8,958,728
GoldenTree Loan Management U.S. CLO 7 Ltd. Series 2020-7A Class BRR†	5.843% (3 mo. USD Term SOFR + 1.55%)	#	4/20/2034	10,000,000	10,064,601
Gracie Point International Funding LLC Series 2023-1A Class A†	6.374% (90 day USD SOFR Average + 1.95%)	#	9/1/2026	4,471,061	4,487,280
GreenSky Home Improvement Trust Series 2024-1 Class A3†	5.55%		6/25/2059	5,925,000	6,099,451
GREYWOLF CLO VII Ltd. Series 2018-2A Class A2†	6.453% (3 mo. USD Term SOFR + 2.16%)	#	10/20/2031	8,170,000	8,207,434
Hilton Grand Vacations Trust Series 2024-1B Class D†	8.85%		9/15/2039	2,457,577	2,534,211
KKR CLO 15 Ltd. Series 15 Class BR2†	5.843% (3 mo. USD Term SOFR + 1.55%)	#	1/18/2032	9,620,000	9,637,587
KKR CLO 54 Ltd. Series 2024-54A Class A†	5.641% (3 mo. USD Term SOFR + 1.32%)	#	1/15/2038	4,000,000	4,024,863
Madison Park Funding LVII Ltd. Series 2022-57A Class BR†	6.00% (3 mo. USD Term SOFR + 1.70%)	#	7/27/2034	12,470,000	12,537,776
Madison Park Funding LVIII Ltd. Series 2024-58A Class B†	6.25% (3 mo. USD Term SOFR + 1.95%)	#	4/25/2037	2,400,000	2,420,937
Madison Park Funding XIV Ltd. Series 2014-14A Class BR3†	6.09% (3 mo. USD Term SOFR + 1.80%)	#	10/22/2030	4,540,000	4,557,687
Madison Park Funding XLII Ltd. Series 13A Class B†	6.052% (3 mo. USD Term SOFR + 1.76%)	#	11/21/2030	2,450,000	2,455,512
Madison Park Funding XXIX Ltd. Series 2018-29A Class BR†	6.093% (3 mo. USD Term SOFR + 1.80%)	#	10/18/2030	6,570,000	6,590,506
New Mountain CLO 2 Ltd. Series CLO-2A Class A1R†	5.719% (3 mo. USD Term SOFR + 1.36%)	#	1/15/2038	17,120,000	17,213,529

See Notes to Schedule of Investments.	131

Schedule of Investments (unaudited)(continued)

INCOME FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
OCP CLO Ltd. Series 2024-31A Class B1†	6.293% (3 mo. USD Term SOFR + 2.00%)	#	4/20/2037	$14,400,000	$14,533,871
Octagon Loan Funding Ltd. Series 2014-1A Class ARR†	5.765% (3 mo. USD Term SOFR + 1.44%)	#	11/18/2031	2,406,218	2,414,163
OHA Credit Funding 18 Ltd. Series 2024-18A Class B1†	6.243% (3 mo. USD Term SOFR + 1.95%)	#	4/20/2037	6,560,000	6,616,571
OHA Credit Partners XII Ltd. Series 2015-12A Class B1R2†	6.24% (3 mo. USD Term SOFR + 1.95%)	#	4/23/2037	8,000,000	8,069,322
OWN Equipment Fund I LLC Series 2024-2M Class A†	5.70%		12/20/2032	3,727,240	3,778,897
Rad CLO 20 Ltd. Series 2023-20A Class C†	7.293% (3 mo. USD Term SOFR + 3.00%)	#	7/20/2036	10,470,000	10,551,489
RAD CLO 27 Ltd. Series 2024-27A Class A1†	5.611% (3 mo. USD Term SOFR + 1.32%)	#	1/15/2038	18,950,000	19,073,034
Regatta XXII Funding Ltd. Series 2022-2A Class BR†	5.993% (3 mo. USD Term SOFR + 1.70%)	#	7/20/2035	11,000,000	11,058,818
Regatta XXV Funding Ltd. Series 2023-1A Class C†	7.352% (3 mo. USD Term SOFR + 3.05%)	#	7/15/2036	10,030,000	10,106,678
Romark CLO Ltd. Series 2017-1A Class A2R†	6.202% (3 mo. USD Term SOFR + 1.91%)	#	10/23/2030	13,610,000	13,664,977
RR 12 Ltd. Series 2020-12A Class A2R3†	5.902% (3 mo. USD Term SOFR + 1.60%)	#	1/15/2036	13,149,000	13,205,899
RR 8 Ltd. Series 2020-8A Class A2R†	6.002% (3 mo. USD Term SOFR + 1.70%)	#	7/15/2037	5,610,000	5,633,214
SEB Funding LLC Series 2021-1A Class A2†	4.969%		1/30/2052	9,918,142	9,756,072
Sierra Timeshare Receivables Funding LLC Series 2024-1A Class D†	8.02%		1/20/2043	1,266,924	1,296,416
Sierra Timeshare Receivables Funding LLC Series 2024-2A Class D†	7.48%		6/20/2041	2,434,138	2,474,161
Sierra Timeshare Receivables Funding LLC Series 2024-3A Class D†	6.93%		8/20/2041	4,088,040	4,104,583

132	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Silver Point CLO 7 Ltd. Series 2024-7A Class A1†	5.645% (3 mo. USD Term SOFR + 1.36%)	#	1/15/2038	$20,180,000	$20,315,009
Stream Innovations Issuer Trust Series 2024-1A Class A†	6.27%		7/15/2044	1,876,089	1,946,558
Stream Innovations Issuer Trust Series 2024-2A Class A†	5.21%		2/15/2045	14,982,963	15,142,136
TICP CLO VII Ltd. Series 2017-7A Class BR2†	6.202% (3 mo. USD Term SOFR + 1.90%)	#	4/15/2033	16,250,000	16,294,696
Total					506,203,677
Total Asset-Backed Securities (cost $594,513,648)					596,131,609

CORPORATE BONDS 75.26%

Aerospace/Defense 1.73%
Boeing Co.	5.15%		5/1/2030	19,984,000	20,015,740
Boeing Co.	5.805%		5/1/2050	10,000,000	9,655,629
Boeing Co.	6.298%		5/1/2029	4,478,000	4,693,843
Boeing Co.	6.528%		5/1/2034	11,447,000	12,267,298
Boeing Co.	6.858%		5/1/2054	9,000,000	9,924,588
F-Brasile SpA/F-Brasile U.S. LLC (Italy)†(a)	7.375%		8/15/2026	10,000,000	10,019,550
Hexcel Corp.	5.875%		2/26/2035	5,912,000	6,090,467
Spirit AeroSystems, Inc.†	9.75%		11/15/2030	10,000,000	11,083,650
TransDigm, Inc.	5.50%		11/15/2027	5,000,000	4,954,328
Triumph Group, Inc.†	9.00%		3/15/2028	10,000,000	10,565,890
Total					99,270,983

Agriculture 2.55%
BAT Capital Corp.	5.834%		2/20/2031	4,000,000	4,170,553
BAT Capital Corp.	6.343%		8/2/2030	7,610,000	8,128,478
BAT Capital Corp.	7.75%		10/19/2032	40,031,000	46,169,753
Imperial Brands Finance PLC (United Kingdom)†(a)	5.50%		2/1/2030	14,220,000	14,553,884
Imperial Brands Finance PLC (United Kingdom)†(a)	5.875%		7/1/2034	18,500,000	18,816,141
JT International Financial Services BV (Netherlands)†(a)	6.875%		10/24/2032	17,050,000	18,984,225
Turning Point Brands, Inc.†	7.625%		3/15/2032	6,668,000	6,904,126
Viterra Finance BV (Netherlands)†(a)	2.00%		4/21/2026	5,000,000	4,828,034
Viterra Finance BV (Netherlands)†(a)	3.20%		4/21/2031	19,555,000	17,601,482
Viterra Finance BV (Netherlands)†(a)	4.90%		4/21/2027	5,846,000	5,837,061
Total					145,993,737

See Notes to Schedule of Investments.	133

Schedule of Investments (unaudited)(continued)

INCOME FUND February 28, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Airlines 0.35%
AS Mileage Plan IP Ltd. (Cayman Islands)†(a)	5.308%		10/20/2031		$20,000,000	$19,883,402

Auto Manufacturers 2.23%
Ford Motor Co.	9.625%		4/22/2030		13,202,000	15,185,897
Ford Motor Credit Co. LLC	3.375%		11/13/2025		20,000,000	19,742,572
Ford Motor Credit Co. LLC	6.054%		11/5/2031		6,418,000	6,414,205
Ford Motor Credit Co. LLC	6.125%		3/8/2034		27,000,000	26,370,042
Ford Motor Credit Co. LLC	6.80%		5/12/2028		4,698,000	4,853,388
General Motors Financial Co., Inc.	4.90%		10/6/2029		20,000,000	19,766,362
General Motors Financial Co., Inc.	5.60%		6/18/2031		9,031,000	9,130,961
General Motors Financial Co., Inc.	5.75%		2/8/2031		7,000,000	7,117,909
Hyundai Capital America†	6.50%		1/16/2029		8,634,000	9,123,965
Jaguar Land Rover Automotive PLC (United Kingdom)†(a)	7.75%		10/15/2025		10,000,000	10,008,320
Total						127,713,621

Auto Parts & Equipment 0.64%
Clarios Global LP/Clarios U.S. Finance Co.†	8.50%		5/15/2027		16,947,000	17,043,598
ZF North America Capital, Inc.†	4.75%		4/29/2025		8,000,000	7,999,255
ZF North America Capital, Inc.†	6.75%		4/23/2030		12,000,000	11,808,621
Total						36,851,474

Banks 10.43%
ABN AMRO Bank NV (Netherlands)†(a)	3.324% (5 yr. CMT + 1.90%)	#	3/13/2037		8,600,000	7,468,508
AIB Group PLC (Ireland)†(a)	5.871% (SOFR + 1.91%)	#	3/28/2035		5,276,000	5,423,447
AIB Group PLC (Ireland)†(a)	6.608% (SOFR + 2.33%)	#	9/13/2029		8,000,000	8,472,186
Bank of America Corp.	2.299% (SOFR + 1.22%)	#	7/21/2032		8,040,000	6,870,896
Bank of America Corp.	2.687% (SOFR + 1.32%)	#	4/22/2032		16,101,000	14,171,971
Bank of Montreal (Canada)(a)	7.70% (5 yr. CMT + 3.45%)	#	5/26/2084		12,775,000	13,168,993
Bank of Nova Scotia (Canada)(a)	8.00% (5 yr. CMT + 4.02%)	#	1/27/2084		10,000,000	10,442,070
BankUnited, Inc.	5.125%		6/11/2030		9,990,000	9,789,201
Barclays PLC (United Kingdom)(a)	7.625% (5 yr. USD ICE Swap + 3.69%)	#	–	(b)	3,032,000	3,045,523
Barclays PLC (United Kingdom)(a)	9.625% (5 yr. USD ICE Swap + 5.78%)	#	–	(b)	10,000,000	11,133,830

134	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND February 28, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Banks (continued)
BNP Paribas SA (France)†(a)	4.375% (5 yr. USD Swap + 1.48%)	#	3/1/2033		$6,844,000	$6,643,002
BNP Paribas SA (France)†(a)	7.75% (5 yr. CMT + 4.90%)	#	–	(b)	12,282,000	12,777,677
BNP Paribas SA (France)†(a)	8.00% (5 yr. CMT + 3.73%)	#	–	(b)	4,062,000	4,290,723
Canadian Imperial Bank of Commerce (Canada)(a)	6.95% (5 yr. CMT + 2.83%)	#	1/28/2085		18,215,000	18,299,453
Citigroup, Inc.	2.561% (SOFR + 1.17%)	#	5/1/2032		18,755,000	16,281,448
Citigroup, Inc.	5.592% (5 yr. CMT + 1.28%)	#	11/19/2034		10,000,000	10,054,685
Citigroup, Inc.	5.827% (SOFR + 2.06%)	#	2/13/2035		10,673,000	10,726,243
Citigroup, Inc.	6.174% (SOFR + 2.66%)	#	5/25/2034		13,454,000	13,878,852
Citizens Financial Group, Inc.	5.718% (SOFR + 1.91%)	#	7/23/2032		8,267,000	8,454,634
Citizens Financial Group, Inc.	5.841% (SOFR + 2.01%)	#	1/23/2030		2,615,000	2,687,358
Citizens Financial Group, Inc.	6.645% (SOFR + 2.33%)	#	4/25/2035		11,604,000	12,498,842
Danske Bank AS (Denmark)(a)	7.00% (7 yr. CMT + 4.13%)	#	–	(b)	10,000,000	10,038,500
Discover Bank	5.974% (5 yr. USD SOFR ICE Swap + 1.73%)	#	8/9/2028		7,750,000	7,886,409
Freedom Mortgage Corp.†	12.00%		10/1/2028		5,000,000	5,434,140
Goldman Sachs Group, Inc.	2.383% (SOFR + 1.25%)	#	7/21/2032		18,105,000	15,535,052
Huntington Bancshares, Inc.	6.141% (5 yr. CMT + 1.70%)	#	11/18/2039		1,909,000	1,951,418
Intesa Sanpaolo SpA (Italy)†(a)	4.198% (1 yr. CMT + 2.60%)	#	6/1/2032		4,014,000	3,640,365
Intesa Sanpaolo SpA (Italy)†(a)	6.625%		6/20/2033		14,275,000	15,341,549
Intesa Sanpaolo SpA (Italy)†(a)	8.248% (1 yr. CMT + 4.40%)	#	11/21/2033		7,000,000	8,088,564
JPMorgan Chase & Co.	2.963% (SOFR + 1.26%)	#	1/25/2033		12,685,000	11,213,762
JPMorgan Chase & Co.	4.912% (SOFR + 2.08%)	#	7/25/2033		33,000,000	32,890,286
KeyBank NA	5.00%		1/26/2033		7,000,000	6,876,476

See Notes to Schedule of Investments.	135

Schedule of Investments (unaudited)(continued)

INCOME FUND February 28, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Banks (continued)
KeyCorp	6.401% (SOFR + 2.42%)	#	3/6/2035		$8,042,000	$8,581,251
Macquarie Bank Ltd. (Australia)†(a)	3.052% (5 yr. CMT + 1.70%)	#	3/3/2036		9,790,000	8,609,436
Macquarie Group Ltd. (Australia)†(a)	2.691% (SOFR + 1.44%)	#	6/23/2032		3,724,000	3,257,726
Morgan Stanley	2.239% (SOFR + 1.18%)	#	7/21/2032		7,889,000	6,717,671
Morgan Stanley	5.297% (SOFR + 2.62%)	#	4/20/2037		5,000,000	4,952,095
Morgan Stanley	5.32% (SOFR + 1.56%)	#	7/19/2035		5,492,000	5,515,428
Morgan Stanley	5.424% (SOFR + 1.88%)	#	7/21/2034		9,940,000	10,116,955
Morgan Stanley	6.342% (SOFR + 2.56%)	#	10/18/2033		12,996,000	14,009,789
NatWest Group PLC (United Kingdom)(a)	3.032% (5 yr. CMT + 2.35%)	#	11/28/2035		18,081,000	16,037,876
PNC Financial Services Group, Inc.	3.40% (5 yr. CMT + 2.60%)	#	–	(b)	14,033,000	13,354,750
PNC Financial Services Group, Inc.	5.401% (SOFR + 1.60%)	#	7/23/2035		6,740,000	6,814,462
PNC Financial Services Group, Inc.	6.875% (SOFR + 2.28%)	#	10/20/2034		10,000,000	11,112,462
Popular, Inc.	7.25%		3/13/2028		8,000,000	8,327,112
Texas Capital Bancshares, Inc.	4.00% (5 yr. CMT + 3.15%)	#	5/6/2031		8,000,000	7,719,549
Toronto-Dominion Bank (Canada)(a)(c)	7.25% (5 yr. CMT + 2.98%)	#	7/31/2084		13,554,000	13,734,201
Truist Financial Corp.	5.711% (SOFR + 1.92%)	#	1/24/2035		11,444,000	11,773,883
Truist Financial Corp.	5.867% (SOFR + 2.36%)	#	6/8/2034		4,571,000	4,748,529
U.S. Bancorp	4.839% (SOFR + 1.60%)	#	2/1/2034		11,165,000	10,883,309
U.S. Bancorp	5.678% (SOFR + 1.86%)	#	1/23/2035		8,841,000	9,089,346
UBS Group AG (Switzerland)†(a)	2.746% (1 yr. CMT + 1.10%)	#	2/11/2033		7,700,000	6,616,957
UBS Group AG (Switzerland)†(a)	3.869% (3 mo. USD LIBOR + 1.41%)	#	1/12/2029		7,000,000	6,846,337
UBS Group AG (Switzerland)†(a)	6.537% (SOFR + 3.92%)	#	8/12/2033		16,443,000	17,740,764

136	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND February 28, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Banks (continued)
UBS Group AG (Switzerland)†(a)	7.00% (5 yr. USD ICE Swap + 3.08%)	#	–	(b)	$5,266,000	$5,277,106
UBS Group AG (Switzerland)†(a)	7.75% (5 yr. USD ICE Swap + 4.16%)	#	–	(b)	7,500,000	7,939,725
Wells Fargo & Co.	3.35% (SOFR + 1.50%)	#	3/2/2033		15,478,000	13,908,608
Wells Fargo & Co.	5.574% (SOFR + 1.74%)	#	7/25/2029		5,097,000	5,227,309
Wells Fargo & Co.	6.491% (SOFR + 2.06%)	#	10/23/2034		10,000,000	10,842,549
Western Alliance Bancorp	3.00% (3 mo. USD Term SOFR + 2.25%)	#	6/15/2031		12,040,000	11,317,600
Westpac Banking Corp. (Australia)(a)	2.668% (5 yr. CMT + 1.75%)	#	11/15/2035		8,000,000	6,975,839
Westpac Banking Corp. (Australia)(a)	4.322% (5 yr. USD SOFR ICE Swap + 2.24%)	#	11/23/2031		4,470,000	4,435,300
Total						597,959,987

Beverages 0.75%
Bacardi Ltd./Bacardi-Martini BV†	5.40%		6/15/2033		17,000,000	16,897,441
Bacardi-Martini BV (Netherlands)†(a)	6.00%		2/1/2035		14,663,000	15,107,668
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL (Guatemala)†(a)	5.25%		4/27/2029		6,205,000	5,960,040
Coca-Cola Consolidated, Inc.	5.45%		6/1/2034		4,730,000	4,868,391
Total						42,833,540

Biotechnology 0.40%
Biocon Biologics Global PLC (United Kingdom)†(a)	6.67%		10/9/2029		8,000,000	7,719,372
Royalty Pharma PLC	3.35%		9/2/2051		10,000,000	6,620,120
Royalty Pharma PLC(c)	5.40%		9/2/2034		8,344,000	8,341,920
Total						22,681,412

Chemicals 1.03%
Celanese U.S. Holdings LLC	6.415%		7/15/2027		5,612,000	5,753,409
Celanese U.S. Holdings LLC	6.60%		11/15/2028		15,000,000	15,574,823
Cerdia Finanz GmbH (Germany)†(a)	9.375%		10/3/2031		4,667,000	4,902,917
International Flavors & Fragrances, Inc.†	1.23%		10/1/2025		14,846,000	14,539,607
OCP SA (Malaysia)†(a)	7.50%		5/2/2054		6,000,000	6,191,910
Rain Carbon, Inc.†(c)	12.25%		9/1/2029		8,000,000	8,495,008
Solvay Finance America LLC†	5.65%		6/4/2029		3,773,000	3,872,830
Total						59,330,504

See Notes to Schedule of Investments.	137

Schedule of Investments (unaudited)(continued)

INCOME FUND February 28, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Coal 0.66%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.†	8.625%	6/15/2029	$9,464,000	$10,044,588
Coronado Finance Pty. Ltd. (Australia)†(a)	9.25%	10/1/2029	12,000,000	12,153,756
Indika Energy Tbk. PT (Indonesia)†(a)	8.75%	5/7/2029	15,000,000	15,396,112
Total				37,594,456

Commercial Services 1.45%
Albion Financing 1 SARL/Aggreko Holdings, Inc. (Luxembourg)†(a)	6.125%	10/15/2026	6,367,000	6,384,541
Allied Universal Holdco LLC/Allied Universal Finance Corp.†	9.75%	7/15/2027	13,000,000	13,094,263
Block, Inc.†	6.50%	5/15/2032	15,000,000	15,324,075
GXO Logistics, Inc.	6.50%	5/6/2034	12,460,000	12,923,767
JSW Infrastructure Ltd. (India)(a)(c)	4.95%	1/21/2029	12,000,000	11,666,268
Rollins, Inc.†	5.25%	2/24/2035	7,349,000	7,413,091
Triton Container International Ltd./TAL International Container Corp.	3.25%	3/15/2032	439,000	380,215
UL Solutions, Inc.†	6.50%	10/20/2028	15,000,000	15,735,587
Total				82,921,807

Computers 0.45%
Booz Allen Hamilton, Inc.†	3.875%	9/1/2028	15,554,000	14,825,914
Crowdstrike Holdings, Inc.	3.00%	2/15/2029	11,600,000	10,717,005
Total				25,542,919

Distribution/Wholesale 0.10%
BCPE Empire Holdings, Inc.†	7.625%	5/1/2027	6,000,000	5,987,773

Diversified Financial Services 4.56%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(a)	4.95%	9/10/2034	13,531,000	13,153,527
Air Lease Corp.	5.20%	7/15/2031	6,497,000	6,541,466
Aircastle Ltd.†	2.85%	1/26/2028	11,469,000	10,842,977
Aircastle Ltd.†	5.95%	2/15/2029	3,075,000	3,170,085
Aircastle Ltd.†	6.50%	7/18/2028	18,040,000	18,846,661
Aircastle Ltd./Aircastle Ireland DAC†	5.75%	10/1/2031	10,000,000	10,244,849
Aviation Capital Group LLC†	3.50%	11/1/2027	3,933,000	3,790,773
Aviation Capital Group LLC†	6.375%	7/15/2030	7,339,000	7,747,499
Avolon Holdings Funding Ltd. (Ireland)†(a)	2.75%	2/21/2028	5,000,000	4,698,138
Avolon Holdings Funding Ltd. (Ireland)†(a)	4.25%	4/15/2026	16,050,000	15,953,134
Avolon Holdings Funding Ltd. (Ireland)†(a)	6.375%	5/4/2028	7,796,000	8,081,627
Bread Financial Holdings, Inc.†	9.75%	3/15/2029	8,025,000	8,636,304

138	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Diversified Financial Services (continued)
Castlelake Aviation Finance DAC (Ireland)†(a)	5.00%		4/15/2027	$11,504,000	$11,604,554
Freedom Mortgage Holdings LLC†	9.25%		2/1/2029	5,000,000	5,223,221
GGAM Finance Ltd. (Ireland)†(a)	8.00%		2/15/2027	4,683,000	4,846,830
Jane Street Group/JSG Finance, Inc.†	7.125%		4/30/2031	20,000,000	20,763,261
LPL Holdings, Inc.†	4.375%		5/15/2031	30,862,000	29,383,847
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(a)	5.15%		3/17/2030	4,438,000	4,404,406
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(a)	6.50%		3/26/2031	9,087,000	9,498,498
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(a)	8.125%		3/30/2029	9,574,000	10,076,817
Navient Corp.	6.75%		6/25/2025	5,550,000	5,578,977
Navient Corp.	11.50%		3/15/2031	7,368,000	8,369,179
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%		3/15/2027	7,104,000	7,061,520
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%		4/15/2045	3,785,000	3,276,265
Nuveen LLC†	5.85%		4/15/2034	16,390,000	16,895,809
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.†	2.875%		10/15/2026	10,000,000	9,599,457
United Wholesale Mortgage LLC†	5.50%		11/15/2025	3,040,000	3,035,844
Total					261,325,525

Electric 7.60%
AES Corp.(c)	2.45%		1/15/2031	7,975,000	6,831,783
Alexander Funding Trust II†	7.467%		7/31/2028	7,410,000	7,894,633
Appalachian Power Co.	5.65%		4/1/2034	6,742,000	6,863,736
Black Hills Corp.	6.00%		1/15/2035	8,000,000	8,365,681
Chile Electricity Lux MPC II SARL (Luxembourg)†(a)	5.58%		10/20/2035	12,000,000	11,908,560
Comision Federal de Electricidad (Mexico)(a)	3.348%		2/9/2031	10,000,000	8,450,738
Constellation Energy Generation LLC	6.25%		10/1/2039	5,209,000	5,509,018
Constellation Energy Generation LLC	6.50%		10/1/2053	8,219,000	8,849,393
Dominion Energy, Inc.	6.875% (5 yr. CMT + 2.39%)	#	2/1/2055	4,145,000	4,297,816
DTE Energy Co.	2.95%		3/1/2030	13,196,000	12,092,391
Duquesne Light Holdings, Inc.†	2.775%		1/7/2032	14,581,000	12,498,806
Emera, Inc. (Canada)(a)	6.75% (3 mo. USD LIBOR + 5.44%)	#	6/15/2076	19,420,000	19,623,755
Entergy Louisiana LLC	5.80%		3/15/2055	6,483,000	6,626,030
Entergy Texas, Inc.	5.55%		9/15/2054	4,138,000	4,107,531
Entergy Texas, Inc.	5.80%		9/1/2053	5,000,000	5,144,038

See Notes to Schedule of Investments.	139

Schedule of Investments (unaudited)(continued)

INCOME FUND February 28, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Electric (continued)
Evergy Kansas Central, Inc.	5.90%	11/15/2033	$6,134,000	$6,480,603
Evergy Metro, Inc.	4.95%	4/15/2033	7,167,000	7,137,629
Evergy Missouri West, Inc.†	5.65%	6/1/2034	10,566,000	10,917,327
FirstEnergy Transmission LLC†	4.55%	4/1/2049	6,497,000	5,649,203
FirstEnergy Transmission LLC	5.00%	1/15/2035	3,619,000	3,578,377
Florida Power & Light Co.	5.80%	3/15/2065	3,567,000	3,717,472
Indianapolis Power & Light Co.†	5.70%	4/1/2054	6,551,000	6,637,899
Interstate Power & Light Co.	4.95%	9/30/2034	6,316,000	6,213,557
IPALCO Enterprises, Inc.	4.25%	5/1/2030	12,282,000	11,761,569
IPALCO Enterprises, Inc.	5.75%	4/1/2034	5,878,000	6,013,291
ITC Holdings Corp.†	5.40%	6/1/2033	10,000,000	10,096,382
Jersey Central Power & Light Co.†	5.10%	1/15/2035	3,019,000	2,999,709
Kallpa Generacion SA (Peru)†(a)	5.875%	1/30/2032	5,365,000	5,464,253
Liberty Utilities Co.†	5.869%	1/31/2034	14,328,000	14,720,427
Liberty Utilities Finance GP 1†	2.05%	9/15/2030	12,688,000	10,896,941
Monongahela Power Co.†	5.85%	2/15/2034	3,742,000	3,890,607
Narragansett Electric Co.†	5.35%	5/1/2034	6,762,000	6,858,480
New York State Electric & Gas Corp.†	5.30%	8/15/2034	7,000,000	7,061,332
NRG Energy, Inc.†	4.45%	6/15/2029	14,633,000	14,226,142
Oglethorpe Power Corp.†	5.90%	2/1/2055	5,940,000	6,072,320
Oglethorpe Power Corp.	5.95%	11/1/2039	9,896,000	10,285,655
Oglethorpe Power Corp.	6.20%	12/1/2053	10,569,000	11,198,286
Oklahoma Gas & Electric Co.	5.60%	4/1/2053	15,000,000	15,030,583
Pacific Gas & Electric Co.	4.55%	7/1/2030	24,339,000	23,554,406
Pacific Gas & Electric Co.	6.15%	1/15/2033	6,680,000	6,934,508
Pacific Gas & Electric Co.	6.70%	4/1/2053	4,523,000	4,864,718
Palomino Funding Trust I†	7.233%	5/17/2028	9,071,000	9,590,034
PPL Capital Funding, Inc.	5.25%	9/1/2034	7,000,000	6,996,721
Puget Energy, Inc.	4.10%	6/15/2030	21,091,000	20,125,019
Sorik Marapi Geothermal Power PT (Indonesia)†(a)	7.75%	8/5/2031	7,503,480	7,503,480
Southwestern Public Service Co.	6.00%	6/1/2054	8,000,000	8,272,628
System Energy Resources, Inc.	5.30%	12/15/2034	7,000,000	6,979,045
Virginia Electric & Power Co.	5.45%	4/1/2053	10,000,000	9,740,707
Vistra Operations Co. LLC†	5.625%	2/15/2027	1,674,000	1,675,331
Vistra Operations Co. LLC†	5.70%	12/30/2034	13,364,000	13,438,265
Total				435,646,815

Electronics 0.54%
Trimble, Inc.	6.10%	3/15/2033	6,401,000	6,757,001
Vontier Corp.	2.95%	4/1/2031	28,000,000	24,404,077
Total				31,161,078

140	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND February 28, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Energy-Alternate Sources 0.40%
Greenko Wind Projects Mauritius Ltd. (Mauritius)(a)	5.50%	4/6/2025	$10,767,000	$10,748,506
Greenko Wind Projects Mauritius Ltd. (Mauritius)†(a)	5.50%	4/6/2025	7,949,000	7,935,346
YPF Energia Electrica SA (Argentina)†(a)	7.875%	10/16/2032	4,432,000	4,474,104
Total				23,157,956

Engineering & Construction 0.50%
GMR Hyderabad International Airport Ltd. (India)(a)	4.25%	10/27/2027	8,424,000	8,078,558
IRB Infrastructure Developers Ltd. (India)†(a)	7.11%	3/11/2032	9,128,000	9,339,784
Jacobs Engineering Group, Inc.	5.90%	3/1/2033	10,889,000	11,258,707
Total				28,677,049

Entertainment 0.45%
Warnermedia Holdings, Inc.	3.755%	3/15/2027	26,541,000	25,911,527

Food 0.50%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†(d)	6.25%	3/15/2033	3,339,000	3,382,810
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	6.50%	2/15/2028	16,000,000	16,315,552
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL (Luxembourg)(a)	3.625%	1/15/2032	10,000,000	9,004,689
Total				28,703,051

Gas 0.94%
National Fuel Gas Co.	2.95%	3/1/2031	8,831,000	7,761,448
National Fuel Gas Co.	5.95%	3/15/2035	15,579,000	15,964,349
Piedmont Natural Gas Co., Inc.	5.10%	2/15/2035	12,729,000	12,671,287
Southwest Gas Corp.	4.05%	3/15/2032	18,563,000	17,460,372
Total				53,857,456

Hand/Machine Tools 0.67%
Regal Rexnord Corp.	6.05%	4/15/2028	17,000,000	17,389,956
Regal Rexnord Corp.	6.30%	2/15/2030	20,036,000	20,884,196
Total				38,274,152

Health Care-Products 0.51%
Solventum Corp.	5.45%	3/13/2031	8,573,000	8,786,400
Solventum Corp.	5.90%	4/30/2054	20,000,000	20,348,184
Total				29,134,584

See Notes to Schedule of Investments.	141

Schedule of Investments (unaudited)(continued)

INCOME FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Health Care-Services 1.49%
Centene Corp.	3.375%		2/15/2030	$28,232,000	$25,568,404
Centene Corp.	4.25%		12/15/2027	2,373,000	2,310,676
Fresenius Medical Care U.S. Finance III, Inc.†	3.00%		12/1/2031	17,000,000	14,662,647
HCA, Inc.	5.45%		9/15/2034	13,500,000	13,459,214
HCA, Inc.	5.60%		4/1/2034	13,516,000	13,639,308
HCA, Inc.	5.95%		9/15/2054	13,000,000	12,770,137
Universal Health Services, Inc.	5.05%		10/15/2034	2,996,000	2,846,346
Total					85,256,732

Insurance 3.38%
200 Park Funding Trust†(d)	5.74%		2/15/2055	10,000,000	10,116,119
ACE Capital Trust II	9.70%		4/1/2030	14,500,000	17,005,406
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	6.75%		10/15/2027	8,753,000	8,735,571
Aon Corp.	8.205%		1/1/2027	11,490,000	12,146,731
Arch Capital Group Ltd.	7.35%		5/1/2034	13,793,000	15,912,700
Arthur J Gallagher & Co.	5.15%		2/15/2035	4,615,000	4,595,665
Assurant, Inc.	2.65%		1/15/2032	5,914,000	5,022,093
Beacon Funding Trust†	6.266%		8/15/2054	8,482,000	8,613,536
Brown & Brown, Inc.	4.20%		3/17/2032	12,005,000	11,334,888
Brown & Brown, Inc.	5.65%		6/11/2034	7,997,000	8,193,214
CNO Financial Group, Inc.	6.45%		6/15/2034	15,525,000	16,442,330
F&G Annuities & Life, Inc.	7.40%		1/13/2028	10,093,000	10,577,124
First American Financial Corp.	5.45%		9/30/2034	3,462,000	3,434,890
GA Global Funding Trust†	5.20%		12/9/2031	11,909,000	11,869,726
Global Atlantic Fin Co.†	4.70% (5 yr. CMT + 3.80%)	#	10/15/2051	5,469,000	5,317,981
Global Atlantic Fin Co.†	7.95%		6/15/2033	12,572,000	14,254,545
MGIC Investment Corp.	5.25%		8/15/2028	10,000,000	9,901,704
Pine Street Trust III†	6.223%		5/15/2054	6,900,000	7,246,554
Protective Life Corp.	8.45%		10/15/2039	5,641,000	7,125,652
RenaissanceRe Holdings Ltd.	5.80%		4/1/2035	5,888,000	6,064,954
Total					193,911,383

Internet 1.05%
ION Trading Technologies SARL (Luxembourg)†(a)	9.50%		5/30/2029	7,000,000	7,227,822
Rakuten Group, Inc. (Japan)†(a)	11.25%		2/15/2027	12,812,000	14,067,685
Uber Technologies, Inc.†	4.50%		8/15/2029	39,695,000	39,162,523
Total					60,458,030

142	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND February 28, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Investment Companies 0.42%
Blue Owl Technology Finance Corp.†	6.10%	3/15/2028	$8,984,000	$9,054,208
HA Sustainable Infrastructure Capital, Inc.†	6.375%	7/1/2034	15,000,000	15,071,468
Total				24,125,676

Leisure Time 0.42%
Carnival Corp.†	5.75%	3/1/2027	24,000,000	24,076,344

Lodging 0.27%
Genting New York LLC/GENNY Capital, Inc.†	7.25%	10/1/2029	5,541,000	5,727,943
Las Vegas Sands Corp.	6.00%	8/15/2029	9,463,000	9,727,172
Total				15,455,115

Machinery-Diversified 0.68%
Flowserve Corp.	2.80%	1/15/2032	8,490,000	7,346,813
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC (Canada)†(a)	9.00%	2/15/2029	9,500,000	10,012,183
nVent Finance SARL (Luxembourg)(a)	4.55%	4/15/2028	13,548,000	13,472,778
nVent Finance SARL (Luxembourg)(a)	5.65%	5/15/2033	8,351,000	8,467,959
Total				39,299,733

Media 1.00%
Directv Financing LLC/Directv Financing Co-Obligor, Inc.†	5.875%	8/15/2027	27,000,000	26,593,325
Discovery Communications LLC	3.95%	3/20/2028	19,551,000	18,843,176
FactSet Research Systems, Inc.	3.45%	3/1/2032	9,576,000	8,610,993
Sinclair Television Group, Inc.†	8.125%	2/15/2033	3,125,000	3,097,576
Total				57,145,070

Mining 0.99%
First Quantum Minerals Ltd. (Canada)†(a)(d)	8.00%	3/1/2033	3,318,000	3,384,505
FMG Resources August 2006 Pty. Ltd. (Australia)†(a)	5.875%	4/15/2030	5,000,000	4,982,519
Glencore Funding LLC†	2.625%	9/23/2031	10,000,000	8,634,137
Glencore Funding LLC†	5.893%	4/4/2054	6,922,000	6,932,475
Ivanhoe Mines Ltd. (Canada)†(a)(c)	7.875%	1/23/2030	8,333,000	8,392,581
Minera Mexico SA de CV (Mexico)†(a)	5.625%	2/12/2032	10,000,000	9,912,500
Navoi Mining & Metallurgical Combinat (Uzbekistan)†(a)	6.95%	10/17/2031	7,000,000	7,021,805
Stillwater Mining Co.(c)	4.00%	11/16/2026	8,000,000	7,623,200
Total				56,883,722

Miscellaneous Manufacturing 0.15%
Trinity Industries, Inc.†	7.75%	7/15/2028	8,000,000	8,359,008

See Notes to Schedule of Investments.	143

Schedule of Investments (unaudited)(continued)

INCOME FUND February 28, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Oil & Gas 10.25%
Aethon United BR LP/Aethon United Finance Corp.†	7.50%	10/1/2029	$8,028,000	$8,281,202
Antero Resources Corp.†	7.625%	2/1/2029	11,500,000	11,823,633
Azule Energy Finance PLC (United Kingdom)†(a)	8.125%	1/23/2030	2,600,000	2,640,300
Baytex Energy Corp. (Canada)†(a)	8.50%	4/30/2030	15,000,000	15,368,280
California Resources Corp.†	7.125%	2/1/2026	4,989,000	4,986,616
California Resources Corp.†	8.25%	6/15/2029	6,505,000	6,696,951
Chord Energy Corp.†	6.375%	6/1/2026	5,307,000	5,316,500
CITGO Petroleum Corp.†	8.375%	1/15/2029	6,652,000	6,867,019
Civitas Resources, Inc.†	8.75%	7/1/2031	10,900,000	11,391,202
Comstock Resources, Inc.†	5.875%	1/15/2030	12,000,000	11,439,682
Continental Resources, Inc.†	5.75%	1/15/2031	42,100,000	42,740,401
Coterra Energy, Inc.	5.60%	3/15/2034	10,476,000	10,614,548
Crescent Energy Finance LLC†	7.625%	4/1/2032	3,133,000	3,136,226
Crescent Energy Finance LLC†	9.25%	2/15/2028	17,000,000	17,829,158
Devon Energy Corp.	5.20%	9/15/2034	8,418,000	8,184,376
Ecopetrol SA (Colombia)(a)	7.75%	2/1/2032	5,000,000	4,961,157
Ecopetrol SA (Colombia)(a)	8.375%	1/19/2036	16,000,000	15,893,246
Encino Acquisition Partners Holdings LLC†	8.50%	5/1/2028	7,000,000	7,177,436
Encino Acquisition Partners Holdings LLC†	8.75%	5/1/2031	4,343,000	4,670,193
Eni SpA (Italy)†(a)	5.70%	10/1/2040	11,398,000	11,069,994
EQT Corp.	5.75%	2/1/2034	6,430,000	6,574,490
EQT Corp.	7.00%	2/1/2030	16,252,000	17,567,592
Expand Energy Corp.	5.375%	2/1/2029	27,706,000	27,669,625
Expand Energy Corp.†	5.875%	2/1/2029	12,851,000	12,881,213
Expand Energy Corp.†	6.75%	4/15/2029	5,000,000	5,070,500
Helmerich & Payne, Inc.†(c)	5.50%	12/1/2034	15,000,000	14,428,997
HF Sinclair Corp.	5.00%	2/1/2028	8,583,000	8,585,466
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.875%	5/15/2034	8,000,000	7,753,055
Hilcorp Energy I LP/Hilcorp Finance Co.†	7.25%	2/15/2035	5,167,000	5,083,758
Kimmeridge Texas Gas LLC†	8.50%	2/15/2030	8,357,000	8,536,156
Kraken Oil & Gas Partners LLC†	7.625%	8/15/2029	8,010,000	7,859,423
Long Ridge Energy LLC†	8.75%	2/15/2032	4,375,000	4,394,808
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.†	6.875%	12/1/2032	6,857,000	6,918,487
Matador Resources Co.†	6.50%	4/15/2032	5,333,000	5,336,463
Moss Creek Resources Holdings, Inc.†	8.25%	9/1/2031	10,000,000	10,058,520
Nabors Industries, Inc.†(c)	8.875%	8/15/2031	7,000,000	6,306,428
Occidental Petroleum Corp.	5.20%	8/1/2029	10,000,000	10,057,280
Occidental Petroleum Corp.	5.55%	10/1/2034	10,000,000	9,879,805

144	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND February 28, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Oil & Gas (continued)
Occidental Petroleum Corp.	6.45%	9/15/2036	$7,010,000	$7,328,807
Occidental Petroleum Corp.	8.875%	7/15/2030	8,050,000	9,285,466
OGX Austria GmbH (Brazil)†(a)(e)	8.50%	6/1/2018	1,800,000	36	(f)
ORLEN SA (Poland)†(a)	6.00%	1/30/2035	10,000,000	10,182,085
Ovintiv, Inc.	6.50%	2/1/2038	7,362,000	7,702,563
Ovintiv, Inc.	7.10%	7/15/2053	10,000,000	10,965,137
Permian Resources Operating LLC†	6.25%	2/1/2033	3,507,000	3,526,811
Permian Resources Operating LLC†	8.00%	4/15/2027	5,000,000	5,127,060
Permian Resources Operating LLC†	9.875%	7/15/2031	4,852,000	5,348,049
Petroleos Mexicanos (Mexico)(a)	6.49%	1/23/2027	18,000,000	17,697,596
Saturn Oil & Gas, Inc. (Canada)†(a)(c)	9.625%	6/15/2029	11,718,000	11,548,111
SM Energy Co.†	7.00%	8/1/2032	4,921,000	4,926,579
Talos Production, Inc.†	9.375%	2/1/2031	12,500,000	12,872,038
TGNR Intermediate Holdings LLC†	5.50%	10/15/2029	11,000,000	10,487,259
Transocean Aquila Ltd.†	8.00%	9/30/2028	3,026,246	3,107,601
Transocean, Inc.	7.50%	4/15/2031	9,000,000	7,930,611
Transocean, Inc.†	8.25%	5/15/2029	4,358,000	4,301,317
Vermilion Energy, Inc. (Canada)†(a)	6.875%	5/1/2030	11,000,000	10,933,198
Viper Energy, Inc.†	7.375%	11/1/2031	26,913,000	28,253,698
Vista Energy Argentina SAU (Argentina)†(a)	7.625%	12/10/2035	5,000,000	4,988,750
Vital Energy, Inc.†	7.875%	4/15/2032	11,000,000	10,612,183
Wildfire Intermediate Holdings LLC†	7.50%	10/15/2029	10,000,000	9,950,782
YPF SA (Argentina)†(a)	8.25%	1/17/2034	4,450,000	4,520,310
Total				587,646,233

Oil & Gas Services 0.09%
Oceaneering International, Inc.	6.00%	2/1/2028	5,500,000	5,454,561

Packaging & Containers 0.17%
Trivium Packaging Finance BV (Netherlands)†(a)(c)	8.50%	8/15/2027	10,000,000	9,992,286

Pharmaceuticals 0.81%
Bayer Corp.†	6.65%	2/15/2028	14,827,000	15,467,071
Bayer U.S. Finance II LLC†	4.375%	12/15/2028	7,450,000	7,256,762
Bayer U.S. Finance LLC†	6.50%	11/21/2033	15,000,000	15,671,947
Herbalife Nutrition Ltd./HLF Financing, Inc.†(c)	7.875%	9/1/2025	7,975,000	7,996,205
Total				46,391,985

Pipelines 4.70%
Boardwalk Pipelines LP	3.40%	2/15/2031	7,767,000	7,082,641
Cheniere Energy Partners LP	5.75%	8/15/2034	10,000,000	10,240,478
Cheniere Energy, Inc.	5.65%	4/15/2034	9,989,000	10,164,276

See Notes to Schedule of Investments.	145

Schedule of Investments (unaudited)(continued)

INCOME FUND February 28, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Pipelines (continued)
Columbia Pipelines Holding Co. LLC†	5.097%		10/1/2031		$7,047,000	$7,022,364
Columbia Pipelines Operating Co. LLC†	5.927%		8/15/2030		5,727,000	5,973,207
Eastern Energy Gas Holdings LLC	5.65%		10/15/2054		9,069,000	8,900,782
Eastern Gas Transmission & Storage, Inc.	4.60%		12/15/2044		5,564,000	4,858,306
Enbridge, Inc. (Canada)(a)	5.625%		4/5/2034		10,000,000	10,230,297
Enbridge, Inc. (Canada)(a)	8.50% (5 yr. CMT + 4.43%)	#	1/15/2084		22,191,000	24,651,893
Energy Transfer LP†	6.00%		2/1/2029		16,418,000	16,733,960
Energy Transfer LP	6.50% (5 yr. CMT + 5.69%)	#	–	(b)	9,928,000	9,967,643
Energy Transfer LP	6.75% (5 yr. CMT + 5.13%)	#	–	(b)	15,000,000	15,030,636
EQM Midstream Partners LP†	6.375%		4/1/2029		10,000,000	10,262,820
Genesis Energy LP/Genesis Energy Finance Corp.	8.00%		1/15/2027		11,274,000	11,495,455
Greensaif Pipelines Bidco SARL (Luxembourg)†(a)	6.129%		2/23/2038		10,000,000	10,340,423
Kinder Morgan, Inc.	5.40%		2/1/2034		15,000,000	15,066,264
NGL Energy Operating LLC/NGL Energy Finance Corp.†	8.375%		2/15/2032		5,250,000	5,337,413
NGPL PipeCo LLC†	4.875%		8/15/2027		20,308,000	20,257,073
Plains All American Pipeline LP	8.695% (3 mo. USD Term SOFR + 4.37%)	#	–	(b)	7,239,000	7,262,624
South Bow USA Infrastructure Holdings LLC†	5.026%		10/1/2029		8,850,000	8,805,398
South Bow USA Infrastructure Holdings LLC†	5.584%		10/1/2034		10,000,000	9,851,831
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	4.875%		2/1/2031		12,554,000	12,330,484
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	5.00%		1/15/2028		5,985,000	5,991,344
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	6.875%		1/15/2029		11,605,000	11,884,008
Transcanada Trust (Canada)(a)	5.875% (3 mo. USD LIBOR + 4.64%)	#	8/15/2076		10,000,000	9,956,191
Total						269,697,811

REITS 2.68%
Brixmor Operating Partnership LP	5.20%		4/1/2032		6,321,000	6,349,462
Crown Castle, Inc.	3.30%		7/1/2030		25,575,000	23,663,498
GLP Capital LP/GLP Financing II, Inc.	5.625%		9/15/2034		11,502,000	11,480,828
GLP Capital LP/GLP Financing II, Inc.	5.75%		6/1/2028		9,065,000	9,259,236
Goodman U.S. Finance Six LLC†	5.125%		10/7/2034		13,696,000	13,672,832
HAT Holdings I LLC/HAT Holdings II LLC†	8.00%		6/15/2027		7,500,000	7,825,005
Host Hotels & Resorts LP	5.70%		7/1/2034		10,000,000	10,135,134
Invitation Homes Operating Partnership LP	4.875%		2/1/2035		9,230,000	8,923,829

146	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND February 28, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
REITS (continued)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	7.00%	7/15/2031	$8,572,000	$8,903,607
Phillips Edison Grocery Center Operating Partnership I LP	4.95%	1/15/2035	10,573,000	10,166,500
VICI Properties LP	6.125%	4/1/2054	1,521,000	1,550,409
VICI Properties LP/VICI Note Co., Inc.†	4.625%	6/15/2025	29,976,000	29,964,432
VICI Properties LP/VICI Note Co., Inc.†	4.625%	12/1/2029	12,155,000	11,820,730
Total				153,715,502

Retail 0.57%
Alimentation Couche-Tard, Inc. (Canada)†(a)	5.267%	2/12/2034	2,247,000	2,236,149
Alimentation Couche-Tard, Inc. (Canada)†(a)	5.617%	2/12/2054	4,345,000	4,237,478
Park River Holdings, Inc.†(c)	6.75%	8/1/2029	6,000,000	5,216,087
Saks Global Enterprises LLC†	11.00%	12/15/2029	12,000,000	11,090,231
Sizzling Platter LLC/Sizzling Platter Finance Corp.†	8.50%	11/28/2025	10,000,000	10,037,310
Total				32,817,255

Semiconductors 2.13%
Broadcom, Inc.†	3.469%	4/15/2034	29,970,000	26,498,153
Broadcom, Inc.†	4.15%	4/15/2032	7,433,000	7,082,534
Entegris, Inc.†	4.75%	4/15/2029	15,649,000	15,139,539
Foundry JV Holdco LLC†	5.50%	1/25/2031	8,999,000	9,169,740
Foundry JV Holdco LLC†	5.90%	1/25/2030	1,494,000	1,551,229
Foundry JV Holdco LLC†	5.90%	1/25/2033	13,301,000	13,729,890
Foundry JV Holdco LLC†	6.15%	1/25/2032	18,000,000	18,878,921
Intel Corp.	2.45%	11/15/2029	10,000,000	8,984,444
Intel Corp.	3.15%	5/11/2027	11,500,000	11,134,497
Intel Corp.(c)	5.15%	2/21/2034	10,000,000	9,869,862
Total				122,038,809

Software 2.07%
AppLovin Corp.	5.50%	12/1/2034	6,923,000	7,035,254
AppLovin Corp.	5.95%	12/1/2054	6,997,000	7,146,378
Atlassian Corp. (Australia)(a)	5.50%	5/15/2034	13,728,000	14,029,988
Concentrix Corp.(c)	6.60%	8/2/2028	15,000,000	15,665,813
MSCI, Inc.†	3.625%	9/1/2030	6,100,000	5,660,334
MSCI, Inc.†	3.625%	11/1/2031	21,075,000	19,226,160
Oracle Corp.	3.85%	7/15/2036	9,393,000	8,197,577
Oracle Corp.	5.375%	7/15/2040	15,535,000	15,118,654
Oracle Corp.	6.125%	7/8/2039	14,843,000	15,703,341
Workday, Inc.	3.80%	4/1/2032	11,695,000	10,860,181
Total				118,643,680

See Notes to Schedule of Investments.	147

Schedule of Investments (unaudited)(continued)

INCOME FUND February 28, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Telecommunications 1.47%
AT&T, Inc.	3.50%	9/15/2053	$24,095,000	$16,798,160
AT&T, Inc.	5.40%	2/15/2034	16,453,000	16,829,151
Sprint Capital Corp.	6.875%	11/15/2028	39,475,000	42,247,521
Sprint Capital Corp.	8.75%	3/15/2032	6,806,000	8,196,391
Total				84,071,223

Toys/Games/Hobbies 0.52%
Hasbro, Inc.	6.05%	5/14/2034	20,000,000	20,610,266
Mattel, Inc.†	5.875%	12/15/2027	9,000,000	9,046,143
Total				29,656,409

Transportation 0.17%
RXO, Inc.†	7.50%	11/15/2027	9,250,000	9,501,600

Trucking & Leasing 0.34%
Fortress Transportation & Infrastructure Investors LLC†	5.875%	4/15/2033	9,000,000	8,742,469
Fortress Transportation & Infrastructure Investors LLC†	7.875%	12/1/2030	5,000,000	5,270,415
GATX Corp.	5.50%	6/15/2035	5,195,000	5,257,114
Total				19,269,998
Total Corporate Bonds (cost $4,295,448,878)				4,314,282,973

FLOATING RATE LOANS(g) 9.42%

Commercial Services 0.40%
APi Group DE, Inc. 2025 Term Loan	6.074% (1 mo. USD Term SOFR + 1.75%)	1/3/2029	2,654,938	2,655,084
Trans Union LLC 2024 Term Loan B8	6.074% (1 mo. USD Term SOFR + 1.75%)	6/24/2031	5,910,150	5,908,909
Trans Union LLC 2024 Term Loan B9	6.074% (1 mo. USD Term SOFR + 1.75%)	6/24/2031	14,428,571	14,426,479
Total				22,990,472

Computers 0.40%
Amentum Government Services Holdings LLC 2024 Term Loan B	6.574% (1 mo. USD Term SOFR + 2.25%)	9/29/2031	11,000,000	10,862,500
Twitter, Inc. 2025 Fixed Term Loan	9.50%	10/26/2029	3,130,000	3,200,425
Twitter, Inc. Term Loan	10.979% (1 mo. USD Term SOFR + 6.50%)	10/26/2029	8,688,000	8,674,794
Total				22,737,719

148	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Consumer Staples 0.10%
Reynolds Consumer Products LLC 2025 Term Loan B	–	(h)	2/20/2032	$5,714,286	$5,733,943

Diversified Financial Services 1.03%
Advisor Group, Inc. 2024 Term Loan B	7.824% (1 mo. USD Term SOFR + 3.50%)		8/17/2028	9,950,062	9,960,510
Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6	6.07% (1 mo. USD Term SOFR + 1.75%)		6/24/2030	26,376,000	26,401,849
Citadel Securities LP 2024 First Lien Term Loan	6.329% (3 mo. USD Term SOFR + 2.00%)		10/31/2031	6,396,000	6,412,406
Corpay Technologies Operating Co. LLC Term Loan B5	–	(h)	4/28/2028	6,403,000	6,396,693
GEN II Fund Services LLC 2024 Term Loan B	7.079% (3 mo. USD Term SOFR + 2.75%)		11/26/2031	1,818,000	1,823,681
Guggenheim Partners LLC 2024 Term Loan B	6.829% (3 mo. USD Term SOFR + 2.50%)		11/26/2031	4,000,000	4,005,420

Setanta Aircraft Leasing Designated Activity Co. 2024 Term Loan B (Ireland)(a)	6.079% (3 mo. USD Term SOFR + 1.75%)		11/5/2028	3,851,000	3,870,255
Total					58,870,814

Diversified Manufacturing Operations 0.03%
First Eagle Investment Management LLC 2024 Term Loan B2	–	(h)	3/5/2029	2,000,000	2,002,870

Electric 1.34%
Calpine Corp. 2024 Term Loan B5	6.074% (1 mo. USD Term SOFR + 1.75%)		2/15/2032	16,916,597	16,915,413
Calpine Corp. 2024 Term Loan B10	6.074% (1 mo. USD Term SOFR + 1.75%)		1/31/2031	17,375,019	17,375,801
NRG Energy, Inc. 2024 Term Loan	6.044% - 6.07% (1 mo. USD Term SOFR + 1.75%) (3 mo. USD Term SOFR + 1.75%)		4/16/2031	23,222,472	23,244,185
Talen Energy Supply LLC 2024 Incremental Term Loan B	6.818% (3 mo. USD Term SOFR + 2.50%)		12/15/2031	5,077,000	5,091,596
Vistra Operations Co. LLC 1st Lien Term Loan B3	6.074% (1 mo. USD Term SOFR + 1.75%)		12/20/2030	14,084,406	14,096,589
Total					76,723,584

See Notes to Schedule of Investments.	149

Schedule of Investments (unaudited)(continued)

INCOME FUND February 28, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Entertainment 0.84%
Flutter Financing BV 2024 Term Loan B (Netherlands)(a)	6.079% (3 mo. USD Term SOFR + 1.75%)	11/30/2030	$36,263,688	$36,223,979
SeaWorld Parks & Entertainment, Inc. 2024 Term Loan B3	6.324% (1 mo. USD Term SOFR + 2.00%)	12/4/2031	2,034,900	2,032,357
Six Flags Entertainment Corp. 2024 Term Loan B	6.309% (1 mo. USD Term SOFR + 2.00%)	5/1/2031	9,710,255	9,721,907
Total				47,978,243

Food Service 0.11%
Aramark Services, Inc. 2024 Term Loan B7	6.324% (1 mo. USD Term SOFR + 2.00%)	4/6/2028	2,887,452	2,902,250
Aramark Services, Inc. 2024 Term Loan B8	6.324% (1 mo. USD Term SOFR + 2.00%)	6/22/2030	3,747,000	3,765,267
Total				6,667,517

Health Care Products 0.28%
Solventum Corp. Term Loan	5.783% (1 mo. USD Term SOFR + 1.38%)	2/16/2027	16,000,000	15,980,000

Health Care Services 0.21%
DaVita, Inc. 2024 Extended Term Loan B1	6.324% (1 mo. USD Term SOFR + 2.00%)	5/9/2031	11,970,000	11,993,461

Health Services 0.13%
IQVIA, Inc. 2022 Term Loan A2	5.663% - 5.67% (1 mo. USD Term SOFR + 1.25%) (3 mo. USD Term SOFR + 1.25%)	6/16/2027	7,368,421	7,359,211

Home Furnishings 0.44%
Tempur Sealy International, Inc. 2024 Term Loan B	6.824% (1 mo. USD Term SOFR + 2.50%)	10/24/2031	25,000,000	25,031,250

Insurance 0.38%
Asurion LLC 2021 Term Loan B9	7.688% (1 mo. USD Term SOFR + 3.25%)	7/31/2027	22,093,019	22,091,252

Internet 0.24%
Gen Digital, Inc. 2021 Term Loan A	5.924% (1 mo. USD Term SOFR + 1.50%)	9/10/2027	13,808,219	13,796,758

150	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND February 28, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Lodging 0.19%
Wyndham Hotels & Resorts, Inc. 2022 Term Loan A	6.174% (1 mo. USD Term SOFR + 1.75%)	4/8/2027	$10,718,051	$10,735,896

Machinery: Construction & Mining 0.07%
Terex Corp. 2024 Term Loan B	6.324% (1 mo. USD Term SOFR + 2.00%)	10/8/2031	4,000,000	4,019,180

Manufacturing 0.28%
DirecTV Financing LLC Term Loan	9.552% (3 mo. USD Term SOFR + 5.00%)	8/2/2027	1,294,564	1,298,267
Virgin Media Bristol LLC USD Term Loan N	6.926% (1 mo. USD Term SOFR + 2.50%)	1/31/2028	15,000,000	14,711,775
Total				16,010,042

Media 0.59%
Charter Communications Operating LLC 2024 Term Loan B5	6.56% (3 mo. USD Term SOFR + 2.25%)	12/15/2031	34,000,000	33,988,440

Oil & Gas 0.20%
Apache Corp. 2024 3 Year Tranche Term Loan A1	6.16% (1 mo. USD Term SOFR + 1.75%)	1/30/2027	6,000,000	6,041,250
Hilcorp Energy I LP Term Loan B	6.315% (1 mo. USD Term SOFR + 2.00%)	2/11/2030	5,410,800	5,424,327
Total				11,465,577

Pharmaceuticals 0.21%
Elanco Animal Health, Inc. Term Loan B	6.159% (1 mo. USD Term SOFR + 1.75%)	8/1/2027	12,071,510	12,070,363

Pipelines 0.37%
Buckeye Partners LP 2024 Term Loan B5	6.074% (1 mo. USD Term SOFR + 1.75%)	11/1/2026	4,675,612	4,680,942
Buckeye Partners LP 2025 Term Loan B2	6.074% (1 mo. USD Term SOFR + 1.75%)	11/22/2030	6,354,961	6,365,955
EPIC Crude Services LP 2024 Term Loan B	7.302% (3 mo. USD Term SOFR + 3.00%)	10/15/2031	10,000,000	10,048,200
Total				21,095,097

Real Estate Investment Trusts 0.22%
Iron Mountain, Inc. 2023 Term Loan B	6.324% (1 mo. USD Term SOFR + 2.00%)	1/31/2031	12,577,527	12,586,457

See Notes to Schedule of Investments.	151

Schedule of Investments (unaudited)(continued)

INCOME FUND February 28, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Regional 0.07%
Seminole Tribe of Florida 2022 Term Loan A	5.424% (1 mo. USD Term SOFR + 1.00%)	5/13/2027	$4,166,667	$4,145,833

Retail 0.28%
Great Outdoors Group LLC 2025 Term Loan B	7.574% (1 mo. USD Term SOFR + 3.25%)	1/16/2032	3,840,000	3,856,819
KFC Holding Co. 2021 Term Loan B	6.176% (1 mo. USD Term SOFR + 1.75%)	3/15/2028	11,953,941	11,996,676
Total				15,853,495

Semiconductors 0.71%
Broadcom, Inc. Term Loan A5	5.198% - 5.45% (1 mo. USD Term SOFR + 1.13%) (3 mo. USD Term SOFR + 1.13%)	8/15/2028	40,986,575	40,961,164

Transportation 0.27%
Genesee & Wyoming, Inc. 2024 Term Loan B	6.079% (3 mo. USD Term SOFR + 1.75%)	4/10/2031	15,461,250	15,421,360

Utilities 0.03%
Lightstone Holdco LLC 2022 Extended Term Loan B	10.041% (3 mo. USD Term SOFR + 5.75%)	1/29/2027	1,576,682	1,595,807
Lightstone Holdco LLC 2022 Extended Term Loan C	10.041% (3 mo. USD Term SOFR + 5.75%)	1/29/2027	272,795	276,104
Total				1,871,911
Total Floating Rate Loans (cost $540,283,241)				540,181,909

FOREIGN GOVERNMENT OBLIGATIONS 2.37%

Bermuda 0.38%
Bermuda Government International Bonds	2.375%	8/20/2030	13,932,000	12,112,481
Bermuda Government International Bonds	5.00%	7/15/2032	10,053,000	9,861,993
Total				21,974,474

Colombia 0.34%
Colombia Government International Bonds(a)	7.50%	2/2/2034	12,000,000	12,063,738
Colombia Government International Bonds(a)	7.75%	11/7/2036	7,333,000	7,289,781
Total				19,353,519

152	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Dominican Republic 0.27%
Dominican Republic International Bonds(a)	8.625%		4/20/2027	$14,966,000	$15,452,021

Egypt 0.09%
Egypt Government International Bonds†(a)	8.625%		2/4/2030	5,000,000	4,973,820

Hungary 0.21%
Hungary Government International Bonds(a)	5.25%		6/16/2029	12,000,000	11,982,636

Nigeria 0.09%
Nigeria Government International Bonds†(a)	10.375%		12/9/2034	5,000,000	5,223,844

Panama 0.24%
Panama Government International Bonds(a)	7.125%		1/29/2026	8,683,000	8,856,209
Panama Government International Bonds(a)	7.50%		3/1/2031	5,000,000	5,183,182
Total					14,039,391

Romania 0.24%
Romania Government International Bonds†(a)	5.75%		3/24/2035	15,000,000	13,721,476

Serbia 0.18%
Serbia International Bonds†(a)	6.00%		6/12/2034	10,000,000	10,052,449

South Africa 0.15%
Republic of South Africa Government International Bonds†(a)	7.10%		11/19/2036	9,000,000	8,841,837

Uzbekistan 0.18%
Republic of Uzbekistan International Bonds(a)	7.85%		10/12/2028	10,000,000	10,500,045
Total Foreign Government Obligations (cost $136,038,152)					136,115,512

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.00%
Government National Mortgage Association Series 2013-48 IO(i) (Cost $108,917)	0.387%	#(j)	7/16/2054	4,100,334	48,750

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 9.86%
Government National Mortgage Association(k)	5.50%		TBA	60,455,000	60,601,088
Government National Mortgage Association(k)	6.00%		TBA	53,080,000	53,771,435
Government National Mortgage Association(k)	6.50%		TBA	21,339,000	21,771,581
Uniform Mortgage-Backed Security(k)	2.50%		TBA	7,145,000	6,609,999
Uniform Mortgage-Backed Security(k)	5.00%		TBA	137,801,000	136,232,916
Uniform Mortgage-Backed Security(k)	5.50%		TBA	156,147,000	157,257,427
Uniform Mortgage-Backed Security(k)	6.00%		TBA	102,887,000	104,951,633
Uniform Mortgage-Backed Security(k)	6.50%		TBA	21,609,000	22,241,159
Uniform Mortgage-Backed Security(k)	7.00%		TBA	1,669,000	1,746,107
Total Government Sponsored Enterprises Pass-Throughs (cost $560,486,807)					565,183,345

See Notes to Schedule of Investments.	153

Schedule of Investments (unaudited)(continued)

INCOME FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
MUNICIPAL BONDS 0.27%

Natural Gas 0.27%
Texas Natural Gas Securitization Finance Corp. A2 (cost $15,000,000)	5.169%		4/1/2041	$15,000,000	$15,286,676

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.42%
Chase Home Lending Mortgage Trust Series 2024-RPL4 Class A1A†	3.375%	#(j)	12/25/2064	7,070,755	6,369,725
GS Mortgage Securities Corp. Trust Series 2021-ROSS Class G†	9.227% (1 mo. USD Term SOFR + 4.91%)	#	5/15/2026	5,160,000	1,863,885
GS Mortgage Securities Trust Series 2015-GS1 Class XB(i)	0.178%	#(j)	11/10/2048	30,000,000	64,560
Hudsons Bay Simon JV Trust Series 2015-HB10 Class XB10†(i)	0.541%	#(j)	8/5/2034	16,028,000	44,959
Hudsons Bay Simon JV Trust Series 2015-HB7 Class XB7†(i)	0.493%	#(j)	8/5/2034	18,308,000	2,591
RIDE Series 2025-SHRE Class A†	5.075%	#(j)	2/14/2047	6,960,000	7,071,381
ROCK Trust Series 2024-CNTR Class A†	5.388%		11/13/2041	8,430,000	8,561,755
Total Non-Agency Commercial Mortgage-Backed Securities (cost $27,166,978)					23,978,856

U.S. TREASURY OBLIGATIONS 0.56%
U.S. Treasury Bonds (cost $31,396,617)	4.625%		11/15/2044	31,604,000	31,959,545
Total Long-Term Investments (cost $6,200,443,238)					6,223,169,175

SHORT-TERM INVESTMENTS 1.68%

REPURCHASE AGREEMENTS 0.38%
Repurchase Agreement dated 2/28/2025, 2.050% due 3/3/2025 with Fixed Income Clearing Corp. collateralized by $15,705,700 of U.S. Treasury Note at 4.375% due 7/31/2026; value: $15,814,116; proceeds: $15,506,580 (cost $15,503,932)				15,503,932	15,503,932
Repurchase Agreement dated 2/28/2025, 4.150% due 3/3/2025 with JPMorgan Securities LLC collateralized by $4,426,600 of U.S. Treasury Bond at 4.125% due 2/29/2032; value: $4,426,531; proceeds: $4,339,500 (cost $4,338,000)				4,338,000	4,338,000

154	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND February 28, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
REPURCHASE AGREEMENTS (continued)
Repurchase Agreement dated 2/28/2025, 4.150% due 3/3/2025 with JPMorgan Securities LLC collateralized by $2,000,000 of U.S. Treasury Bond at 4.125% due 2/29/2032; value: $2,000,000; proceeds: $1,960,678 (cost $1,960,000)			$1,960,000	$1,960,000
Total Repurchase Agreements (cost $21,801,932)				21,801,932

TIME DEPOSITS 0.13%
CitiBank N.A.(l) (cost $7,433,933)			7,433,933	7,433,933

			Shares

MONEY MARKET FUNDS 1.17%
Fidelity Government Portfolio(l) (cost $66,905,393)			66,905,393	66,905,393
Total Short-Term Investments (cost $96,141,258)				96,141,258
Total Investments in Securities 110.24% (cost $6,296,584,496)				6,319,310,433
Other Assets and Liabilities – Net(m) (10.24)%				(586,935,525)
Net Assets 100.00%				$5,732,374,908

CAD	Canadian Dollar.
CMT	Constant Maturity Rate.
ICE	Intercontinental Exchange.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.
‡	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At February 28, 2025, the total value of Rule 144A securities was $2,735,710,845, which represents 47.72% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at February 28, 2025.
(a)	Foreign security traded in U.S. dollars.
(b)	Security is perpetual in nature and has no stated maturity.
(c)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(d)	Securities purchased on a when-issued basis.
(e)	Defaulted (non-income producing security).
(f)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(g)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at February 28, 2025.
(h)	Interest Rate to be determined.
(i)	Interest-only security. The principal amount shown is a notional amount representing the outstanding principal of the underlying debt obligation(s). Holders of interest only securities do not receive principal payments on the underlying debt obligation(s).

See Notes to Schedule of Investments.	155

Schedule of Investments (unaudited)(continued)

INCOME FUND February 28, 2025

(j)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(k)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(l)	Security was purchased with the cash collateral from loaned securities.
(m)	Other Assets and Liabilities – Net include net unrealized appreciation/(depreciation) on forward foreign currency exchange contracts, futures contracts and swap contracts as follows:

Centrally Cleared Credit Default Swap Contracts on Indexes/Issuers - Sell Protection at February 28, 2025(1):

Referenced Indexes/Issuers	Central Clearing Party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Value
CDX.NA.IG.S42(4)	Goldman Sachs	1.00%	6/20/2029	$50,820,000	$951,827	$166,831	$1,118,658

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap contracts agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap contracts and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $166,831. Total unrealized depreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $0.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).

Centrally Cleared Interest Rate Swap Contracts at February 28, 2025:

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Payments Upfront(1)	Unrealized Appreciation/ (Depreciation)	Value
Goldman Sachs(2)	3.138%	12-Month USD SOFR Index	5/15/2034	$110,000,000	$712,617	$4,666,429	$5,379,046

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Payments Upfront(1)	Unrealized Appreciation/ (Depreciation)	Value
Goldman Sachs(2)	12-Month USD SOFR Index	1.000%	3/20/2025	$5,697,000	$(4,832)	$4,002	$(830)
Goldman Sachs(2)	12-Month USD SOFR Index	3.750%	12/18/2026	145,000,000	(419,722)	107,820	(311,902)
Unrealized Depreciation on Centrally Cleared Interest Rate Swap Contracts					$(424,554)	$111,822	$(312,732)

SOFR	Secured Overnight Financing Rate.
(1)	Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(2)	Central clearinghouse: Chicago Mercantile Exchange (CME).

156	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND February 28, 2025

Centrally Cleared Consumer Price Index (“CPI”) Swap Contracts at February 28, 2025:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/ Unrealized Appreciation
Goldman Sachs	2.285%	CPI Urban Consumer NSA	7/15/2025	$7,393,000	$77,392

NSA	Non-seasonally adjusted.

Forward Foreign Currency Exchange Contracts at February 28, 2025:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Canadian Dollar	Sell	Morgan Stanley	3/7/2025	15,490,000	$11,121,555	$10,708,520	$413,035

Futures Contracts at February 28, 2025:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 5-Year Treasury Note	June 2025	835	Long	$89,345,133	$90,127,813	$782,680
U.S. Long Bond	June 2025	4,745	Long	553,922,663	560,354,844	6,432,181
U.S. Ultra Treasury Bond	June 2025	5,033	Long	616,428,434	624,721,125	8,292,691
Total Unrealized Appreciation on Futures Contracts						$15,507,552

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Ultra Treasury Note	June 2025	3,072	Short	$(344,283,584)	$(350,976,000)	$(6,692,416)

See Notes to Schedule of Investments.	157

Schedule of Investments (unaudited)(concluded)

INCOME FUND February 28, 2025

The following is a summary of the inputs used as of February 28, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$596,131,609	$–	$596,131,609
Corporate Bonds
Oil & Gas	–	587,646,197	36	587,646,233
Remaining Industries	–	3,726,636,740	–	3,726,636,740
Floating Rate Loans	–	540,181,909	–	540,181,909
Foreign Government Obligations	–	136,115,512	–	136,115,512
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	48,750	–	48,750
Government Sponsored Enterprises Pass-Throughs	–	565,183,345	–	565,183,345
Municipal Bonds	–	15,286,676	–	15,286,676
Non-Agency Commercial Mortgage-Backed Securities	–	23,978,856	–	23,978,856
U.S. Treasury Obligations	–	31,959,545	–	31,959,545
Short-Term Investments
Repurchase Agreements	–	21,801,932	–	21,801,932
Time Deposits	–	7,433,933	–	7,433,933
Money Market Funds	66,905,393	–	–	66,905,393
Total	$66,905,393	$6,252,405,004	$36	$6,319,310,433
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$1,118,658	$–	$1,118,658
Liabilities	–	–	–	–
Centrally Cleared Interest Rate Swap Contracts
Assets	–	5,379,046	–	5,379,046
Liabilities	–	(312,732)	–	(312,732)
Centrally Cleared CPI Swap Contracts
Assets	–	77,392	–	77,392
Liabilities	–	–	–	–
Forward Foreign Currency Exchange Contracts
Assets	–	413,035	–	413,035
Liabilities	–	–	–	–
Futures Contracts
Assets	15,507,552	–	–	15,507,552
Liabilities	(6,692,416)	–	–	(6,692,416)
Total	$8,815,136	$6,675,399	$–	$15,490,535
(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

158	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

INFLATION FOCUSED FUND February 28, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 99.86%

ASSET-BACKED SECURITIES 20.71%

Automobiles 6.33%
Americredit Automobile Receivables Trust Series 2023-1 Class C	5.80%	12/18/2028	$600,000	$613,261
CarMax Auto Owner Trust Series 2023-1 Class B	4.98%	1/16/2029	2,300,000	2,320,015
Carvana Auto Receivables Trust Series 2021-N1 Class A	0.70%	1/10/2028	76,682	74,797
Carvana Auto Receivables Trust Series 2022-P1 Class A3	3.35%	2/10/2027	2,291,543	2,285,087
Chase Auto Owner Trust Series 2024-3A Class A3†	5.22%	7/25/2029	1,090,000	1,106,955
Chase Auto Owner Trust Series 2024-4A Class A3†	4.94%	7/25/2029	1,090,000	1,102,068
Chesapeake Funding II LLC Series 2024-1A Class A1†	5.52%	5/15/2036	2,231,894	2,258,871
Citizens Auto Receivables Trust Series 2023-2 Class A3†	5.83%	2/15/2028	1,832,000	1,854,224
Exeter Automobile Receivables Trust Series 2024-3A Class D	5.98%	9/16/2030	505,000	519,471
GLS Auto Receivables Issuer Trust Series 2021-2A Class E†	2.87%	5/15/2028	870,000	850,960
GM Financial Automobile Leasing Trust Series 2025-1 Class A3	4.66%	2/21/2028	785,000	790,042
GM Financial Consumer Automobile Receivables Trust Series 2024-1 Class A3	4.85%	12/18/2028	1,010,000	1,017,126
Honda Auto Receivables Owner Trust Series 2023-4 Class A3	5.67%	6/21/2028	1,000,000	1,014,514
Huntington Bank Auto Credit-Linked Notes Series 2024-1 Class B1†	6.153%	5/20/2032	552,353	561,394
Huntington Bank Auto Credit-Linked Notes Series 2024-2 Class B1†	5.442%	10/20/2032	596,346	601,340
Hyundai Auto Lease Securitization Trust Series 2025-A Class A3†	4.83%	1/18/2028	1,135,000	1,145,573
LAD Auto Receivables Trust Series 2024-3A Class A3†	4.52%	3/15/2029	740,000	741,923
M&T Bank Auto Receivables Trust Series 2024-1A Class A3†	5.22%	2/17/2032	2,690,000	2,726,296
Mercedes-Benz Auto Lease Trust Series 2024-A Class A4	5.32%	2/15/2030	2,175,000	2,216,710
Merchants Fleet Funding LLC Series 2024-1A Class A†	5.82%	4/20/2037	2,015,000	2,038,961
Nissan Auto Lease Trust Series 2025-A Class A3	4.75%	3/15/2028	1,765,000	1,781,199
Octane Receivables Trust Series 2022-1A Class A2†	4.18%	3/20/2028	374,137	373,978

See Notes to Schedule of Investments.	159

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Octane Receivables Trust Series 2022-2A Class A†	5.11%	2/22/2028	$499,440	$500,028
Octane Receivables Trust Series 2024-2A Class A2†	5.80%	7/20/2032	720,980	729,261
Octane Receivables Trust Series 2024-3A Class A2†	4.94%	5/20/2030	570,000	572,113
OneMain Direct Auto Receivables Trust Series 2019-1A Class A†	3.63%	9/14/2027	3,428,052	3,415,230
OneMain Direct Auto Receivables Trust Series 2021-1A Class A†	0.87%	7/14/2028	1,275,104	1,260,466
Santander Drive Auto Receivables Trust Series 2023-1 Class C	5.09%	5/15/2030	1,165,000	1,172,338
Santander Drive Auto Receivables Trust Series 2023-3 Class C	5.77%	11/15/2030	875,000	894,482
Santander Drive Auto Receivables Trust Series 2023-5 Class B	6.16%	12/17/2029	2,175,000	2,227,579
Santander Drive Auto Receivables Trust Series 2024-3 Class B	5.55%	9/17/2029	740,000	753,795
Westlake Automobile Receivables Trust Series 2024-2A Class D†	5.91%	4/15/2030	855,000	872,624
Westlake Flooring Master Trust Series 2024-1A Class A†	5.43%	2/15/2028	1,800,000	1,815,681
Wheels Fleet Lease Funding 1 LLC Series 2024-3A Class A1†	4.80%	9/19/2039	995,000	1,001,183
World Omni Auto Receivables Trust Series 2023-D Class A3	5.79%	2/15/2029	2,405,000	2,444,313
Total				45,653,858

Credit Card 1.23%
First National Master Note Trust Series 2023-1 Class A	5.13%	4/15/2029	1,515,000	1,528,362
First National Master Notes Trust Series 2025-1 Class A	4.85%	2/15/2030	1,230,000	1,243,706
Fortiva Retail Prime Masters Note Business Trust Series 2025-A Class A†	6.60%	9/17/2029	1,600,000	1,599,916
Synchrony Card Funding LLC Series 2023-A1 Class A	5.54%	7/15/2029	2,318,000	2,354,285
World Financial Network Credit Card Master Note Trust Series 2024-B Class A	4.62%	5/15/2031	820,000	824,027
World Financial Network Credit Card Master Trust Series 2024-A Class A	5.47%	2/15/2031	1,280,000	1,308,056
Total				8,858,352

160	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other 12.62%
ACREC Ltd. Series 2021-FL1 Class A†	5.578% (1 mo. USD Term SOFR + 1.26%)	#	10/16/2036	$614,714	$614,003
Affirm Asset Securitization Trust Series 2023-B Class A†	6.82%		9/15/2028	2,240,000	2,262,875
Affirm Asset Securitization Trust Series 2024-A Class 1A†	5.61%		2/15/2029	1,495,000	1,507,455
Affirm Asset Securitization Trust Series 2024-B Class A†	4.62%		9/15/2029	790,000	789,204
Affirm Master Trust Series 2025-1A Class A†	4.99%		2/15/2033	1,430,000	1,435,650
AMMC CLO 25 Ltd. Series 2022-25A Class A1R†	5.652% (3 mo. USD Term SOFR + 1.35%)	#	4/15/2035	1,980,000	1,988,209
Apidos CLO XXXI Ltd. Series 2019-31A Class A1R†	5.664% (3 mo. USD Term SOFR + 1.36%)	#	4/15/2031	3,517,591	3,522,656
Aqua Finance Trust Series 2021-A Class A†	1.54%		7/17/2046	296,421	276,348
Bain Capital Credit CLO Ltd. Series 2019-3A Class ARR†	5.323% (3 mo. USD Term SOFR + 1.03%)	#	10/21/2034	2,000,000	2,001,840
Bardot CLO Ltd. Series 2019-2A Class ARR†	5.285% (3 mo. USD Term SOFR + 0.98%)	#	10/22/2032	1,590,000	1,590,802
BlueMountain CLO Ltd. Series 2013-2A Class A1R†	5.732% (3 mo. USD Term SOFR + 1.44%)	#	10/22/2030	119,100	119,339
BSPRT Issuer Ltd. Series 2021-FL7 Class A†	5.746% (1 mo. USD Term SOFR + 1.43%)	#	12/15/2038	561,159	562,375
Canyon CLO Ltd. Series 2020-2A Class AR2†	5.326% (3 mo. USD Term SOFR + 1.03%)	#	10/15/2034	2,250,000	2,251,487
Carlyle Global Market Strategies CLO Ltd. Series 2014-3RA Class A1A†	5.612% (3 mo. USD Term SOFR + 1.31%)	#	7/27/2031	343,674	343,983
Carlyle Global Market Strategies CLO Ltd. Series 2015-5A Class A1R3†	5.393% (3 mo. USD Term SOFR + 1.10%)	#	1/20/2032	997,367	999,113
Cedar Funding V CLO Ltd. Series 2016-5A Class A1R†	5.665% (3 mo. USD Term SOFR + 1.36%)	#	7/17/2031	2,188,641	2,194,345
Cedar Funding VII CLO Ltd. Series 2018-7A Class AR†	5.373% (3 mo. USD Term SOFR + 1.08%)	#	1/20/2031	1,305,287	1,305,940

See Notes to Schedule of Investments.	161

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Cedar Funding XI CLO Ltd. Series 2019-11A Class A1R2†	5.373% (3 mo. USD Term SOFR + 1.06%)	#	5/29/2032	$1,476,775	$1,485,598
CIFC Funding Ltd. Series 2013-2A Class A1L2†	5.555% (3 mo. USD Term SOFR + 1.26%)	#	10/18/2030	2,416,740	2,420,848
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1R†	5.40% (3 mo. USD Term SOFR + 1.10%)	#	4/20/2034	1,670,000	1,672,156
Crestline Denali CLO XVII Ltd. Series 2018-1A Class ARR†	5.432% (3 mo. USD Term SOFR + 1.13%)	#	10/15/2031	1,509,753	1,513,108
DLLMT LLC Series 2024-1A Class A4†	4.98%		4/20/2032	1,310,000	1,329,837
Dryden 104 CLO Ltd. Series 2022-104A Class A1R†	5.612% (3 mo. USD Term SOFR + 1.29%)	#	8/20/2034	1,810,000	1,815,758
Dryden 40 Senior Loan Fund Series 2015-40A Class AR2†	5.473% (3 mo. USD Term SOFR + 1.15%)	#	8/15/2031	2,087,167	2,098,285
FS Rialto Issuer LLC Series 2025-FL10 Class A†	5.685% (1 mo. USD Term SOFR + 1.39%)	#	2/1/2030	310,000	309,626
Greystone CRE Notes Ltd. Series 2021-FL3 Class A†	5.448% (1 mo. USD Term SOFR + 1.13%)	#	7/15/2039	1,373,951	1,374,431
HGI CRE CLO Ltd. Series 2021-FL2 Class A†	5.426% (1 mo. USD Term SOFR + 1.11%)	#	9/17/2036	1,034,406	1,031,925
KKR CLO 15 Ltd. Series 15 Class A1R2†	5.393% (3 mo. USD Term SOFR + 1.10%)	#	1/18/2032	1,925,551	1,928,084
KKR CLO 15 Ltd. Series 15 Class BR2†	5.843% (3 mo. USD Term SOFR + 1.55%)	#	1/18/2032	1,630,000	1,632,980
KKR CLO 23 Ltd. Series 23 Class BR†	5.843% (3 mo. USD Term SOFR + 1.55%)	#	10/20/2031	1,600,000	1,604,018
KKR CLO 40 Ltd. Series 40A Class AR†	5.593% (3 mo. USD Term SOFR + 1.30%)	#	10/20/2034	2,390,000	2,394,776
Lendmark Funding Trust Series 2021-1A Class B†	2.47%		11/20/2031	4,700,000	4,367,737
Lendmark Funding Trust Series 2022-1A Class A†	5.12%		7/20/2032	5,810,000	5,823,980
LFT CRE Ltd. Series 2021-FL1 Class A†	5.596% (1 mo. USD Term SOFR + 1.28%)	#	6/15/2039	651,278	651,748
M&T Equipment Notes Series 2024-1A Class A3†	4.76%		8/18/2031	395,000	397,975
Madison Park Funding LVII Ltd. Series 2022-57A Class A1R†	5.58% (3 mo. USD Term SOFR + 1.28%)	#	7/27/2034	2,450,000	2,458,575

162	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Mariner Finance Issuance Trust Series 2021-BA Class A†	2.10%		11/20/2036	$1,460,000	$1,383,027
MF1 Ltd. Series 2021-FL7 Class A†	5.508% (1 mo. USD Term SOFR + 1.19%)	#	10/16/2036	212,713	212,656
MidOcean Credit CLO VI Series 2016-6A Class ARRR†	5.523% (3 mo. USD Term SOFR + 1.23%)	#	4/20/2033	1,412,368	1,414,897
Newark BSL CLO 2 Ltd. Series 2017-1A Class A1R†	5.532% (3 mo. USD Term SOFR + 1.23%)	#	7/25/2030	1,565,290	1,566,073
OneMain Financial Issuance Trust Series 2019-2A Class A†	3.14%		10/14/2036	2,282,000	2,209,999
OneMain Financial Issuance Trust Series 2022-3A Class A†	5.94%		5/15/2034	4,816,387	4,851,210
Parallel Ltd. Series 2021-1A Class BR†	5.966% (3 mo. USD Term SOFR + 1.65%)	#	7/15/2034	1,500,000	1,500,000
Regatta XIV Funding Ltd. Series 2018-3A Class AR†	5.40% (3 mo. USD Term SOFR + 1.10%)	#	10/25/2031	2,138,454	2,141,342
Romark CLO Ltd. Series 2017-1A Class A1R†	5.582% (3 mo. USD Term SOFR + 1.29%)	#	10/23/2030	2,758,746	2,764,097
RR 12 Ltd. Series 2020-12A Class AAR3†	5.552% (3 mo. USD Term SOFR + 1.25%)	#	1/15/2036	1,300,000	1,302,554
RR 8 Ltd. Series 2020-8A Class A1R†	5.652% (3 mo. USD Term SOFR + 1.35%)	#	7/15/2037	2,750,000	2,761,399
SCF Equipment Leasing LLC Series 2022-1A Class A3†	2.92%		7/20/2029	2,246,032	2,241,091
SCF Equipment Leasing LLC Series 2024-1A Class A3†	5.52%		1/20/2032	330,000	337,754
TCI-Flatiron CLO Ltd. Series 2018-1A Class ANR†	5.616% (3 mo. USD Term SOFR + 1.32%)	#	1/29/2032	206,946	207,349
Trinitas CLO XX Ltd. Series 2022-20A Class A1R†	5.359% (3 mo. USD Term SOFR + 1.04%)	#	7/20/2035	2,000,000	2,000,000
Venture 28A CLO Ltd. Series 2017-28AA Class A1RR†	5.405% (3 mo. USD Term SOFR + 1.11%)	#	10/20/2034	2,000,000	2,006,000
Venture 33 CLO Ltd. Series 2018-33A Class A1LR†	5.624% (3 mo. USD Term SOFR + 1.32%)	#	7/15/2031	2,061,915	2,067,059
Total					91,043,576

See Notes to Schedule of Investments.	163

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Student Loan 0.53%
Navient Private Education Refi Loan Trust Series 2021-CA Class A†	1.06%	10/15/2069	$2,024,563	$1,826,923
Nelnet Student Loan Trust Series 2021-A Class APT1†	1.36%	4/20/2062	2,188,248	2,042,621
Total				3,869,544
Total Asset-Backed Securities (cost $149,186,040)				149,425,330

CONVERTIBLE BONDS 0.10%

Commercial Services 0.10%
Block, Inc. (cost $724,077)	Zero Coupon	5/1/2026	770,000	727,842

CORPORATE BONDS 60.40%

Aerospace/Defense 1.53%
BAE Systems PLC (United Kingdom)†(a)	5.125%	3/26/2029	443,000	448,867
Boeing Co.	2.196%	2/4/2026	1,298,000	1,266,854
Boeing Co.	2.25%	6/15/2026	223,000	215,914
Boeing Co.	2.70%	2/1/2027	490,000	471,414
Boeing Co.	3.20%	3/1/2029	760,000	710,984
Boeing Co.	5.04%	5/1/2027	297,000	298,152
Boeing Co.	6.259%	5/1/2027	1,489,000	1,530,004
Boeing Co.	6.298%	5/1/2029	1,333,000	1,397,252
Bombardier, Inc. (Canada)†(a)	7.875%	4/15/2027	259,000	260,331
HEICO Corp.	5.25%	8/1/2028	772,000	787,232
Rolls-Royce PLC (United Kingdom)†(a)	3.625%	10/14/2025	249,000	246,102
Rolls-Royce PLC (United Kingdom)†(a)	5.75%	10/15/2027	400,000	407,409
TransDigm, Inc.	5.50%	11/15/2027	714,000	707,478
TransDigm, Inc.†	6.75%	8/15/2028	760,000	773,969
Triumph Group, Inc.†	9.00%	3/15/2028	1,442,000	1,523,601
Total				11,045,563

Agriculture 2.01%
Altria Group, Inc.	4.875%	2/4/2028	270,000	272,171
BAT International Finance PLC (United Kingdom)(a)	5.931%	2/2/2029	2,000,000	2,081,657
Imperial Brands Finance PLC (United Kingdom)†(a)	5.50%	2/1/2030	449,000	459,542
Imperial Brands Finance PLC (United Kingdom)†(a)	6.125%	7/27/2027	2,954,000	3,046,612
Viterra Finance BV (Netherlands)†(a)	2.00%	4/21/2026	4,352,000	4,202,320
Viterra Finance BV (Netherlands)†(a)	4.90%	4/21/2027	4,414,000	4,407,250
Total				14,469,552

164	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Airlines 0.23%
Air Canada (Canada)†(a)	3.875%		8/15/2026	$486,000	$476,079
Delta Air Lines, Inc./SkyMiles IP Ltd.†	4.75%		10/20/2028	74,911	74,444
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.†	6.50%		6/20/2027	859,693	866,114
United Airlines Pass-Through Trust Series 2020-1 Class A	5.875%		4/15/2029	230,156	234,454
Total					1,651,091

Apparel 0.25%
PVH Corp.	4.625%		7/10/2025	1,561,000	1,556,794
Tapestry, Inc.	5.10%		3/11/2030	214,000	214,890
Total					1,771,684

Auto Manufacturers 2.55%
Ford Motor Credit Co. LLC	2.70%		8/10/2026	1,357,000	1,307,714
Ford Motor Credit Co. LLC	5.125%		11/5/2026	2,471,000	2,464,576
Ford Motor Credit Co. LLC	5.303%		9/6/2029	1,202,000	1,177,884
Ford Motor Credit Co. LLC	5.80%		3/8/2029	1,429,000	1,431,386
Ford Motor Credit Co. LLC	5.85%		5/17/2027	823,000	829,655
Ford Motor Credit Co. LLC	6.95%		6/10/2026	273,000	278,318
Ford Motor Credit Co. LLC	7.35%		11/4/2027	639,000	665,157
General Motors Financial Co., Inc.	5.40%		5/8/2027	315,000	318,609
General Motors Financial Co., Inc.	5.55%		7/15/2029	699,000	710,272
Hyundai Capital America†	2.00%		6/15/2028	910,000	833,835
Hyundai Capital America†	5.30%		1/8/2029	584,000	593,410
Hyundai Capital America†	5.50%		3/30/2026	115,000	116,084
Hyundai Capital America†	5.65%		6/26/2026	1,665,000	1,685,644
Hyundai Capital America†	6.10%		9/21/2028	1,497,000	1,558,708
Hyundai Capital America†	6.50%		1/16/2029	2,000,000	2,113,497
Jaguar Land Rover Automotive PLC (United Kingdom)†(a)	7.75%		10/15/2025	969,000	969,806
Volkswagen Group of America Finance LLC†	4.90%		8/14/2026	376,000	376,508
Volkswagen Group of America Finance LLC†	5.70%		9/12/2026	990,000	1,003,352
Total					18,434,415

Auto Parts & Equipment 0.21%
Clarios Global LP/Clarios U.S. Finance Co.†	8.50%		5/15/2027	1,540,000	1,548,778

Banks 13.05%
ABN AMRO Bank NV (Netherlands)†(a)	4.75%		7/28/2025	5,620,000	5,613,577
AIB Group PLC (Ireland)†(a)	6.608% (SOFR + 2.33%)	#	9/13/2029	1,327,000	1,405,324

See Notes to Schedule of Investments.	165

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Australia & New Zealand Banking Group Ltd. (Australia)†(a)	4.40%		5/19/2026	$2,317,000	$2,310,509
Bank of America Corp.	4.948% (SOFR + 2.04%)	#	7/22/2028	1,272,000	1,280,786
Bank of Ireland Group PLC (Ireland)†(a)	2.029% (1 yr. CMT + 1.10%)	#	9/30/2027	4,197,000	4,026,105
Bank of Ireland Group PLC (Ireland)†(a)	6.253% (1 yr. CMT + 2.65%)	#	9/16/2026	1,792,000	1,806,379
BankUnited, Inc.	4.875%		11/17/2025	4,100,000	4,097,206
Barclays PLC (United Kingdom)(a)	4.836%		5/9/2028	1,142,000	1,137,807
Barclays PLC (United Kingdom)(a)	5.086% (SOFR + 0.96%)	#	2/25/2029	456,000	458,903
Barclays PLC (United Kingdom)(a)	5.20%		5/12/2026	3,750,000	3,769,577
Barclays PLC (United Kingdom)(a)	5.367% (SOFR + 1.23%)	#	2/25/2031	476,000	481,680
Barclays PLC (United Kingdom)(a)	6.496% (SOFR + 1.88%)	#	9/13/2027	1,872,000	1,920,250
Barclays PLC (United Kingdom)(a)	7.385% (1 yr. CMT + 3.30%)	#	11/2/2028	951,000	1,010,645
BNP Paribas SA (France)†(a)	2.219% (SOFR + 2.07%)	#	6/9/2026	446,000	442,902
BNP Paribas SA (France)†(a)	2.591% (SOFR + 1.23%)	#	1/20/2028	1,357,000	1,305,072
BNP Paribas SA (France)†(a)	4.375%		5/12/2026	436,000	433,658
BNP Paribas SA (France)†(a)	5.497% (SOFR + 1.59%)	#	5/20/2030	1,426,000	1,453,674
BPCE SA (France)†(a)	4.50%		3/15/2025	2,114,000	2,113,075
BPCE SA (France)†(a)	5.716% (SOFR + 1.96%)	#	1/18/2030	705,000	720,618
BPCE SA (France)†(a)	5.975% (SOFR + 2.10%)	#	1/18/2027	2,788,000	2,817,674
CaixaBank SA (Spain)†(a)	5.673% (SOFR + 1.78%)	#	3/15/2030	540,000	553,776
Citigroup, Inc.(b)	4.786% (SOFR + 0.87%)	#	3/4/2029	1,680,000	1,684,907
Citigroup, Inc.	5.174% (SOFR + 1.36%)	#	2/13/2030	1,811,000	1,833,147
Citizens Financial Group, Inc.(b)	5.253% (SOFR + 1.26%)	#	3/5/2031	342,000	345,002
Citizens Financial Group, Inc.	5.841% (SOFR + 2.01%)	#	1/23/2030	646,000	663,875
Credit Agricole SA (France)†(a)	4.375%		3/17/2025	2,058,000	2,057,632

166	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Danske Bank AS (Denmark)†(a)	1.621% (1 yr. CMT + 1.35%)	#	9/11/2026	$608,000	$598,743
Danske Bank AS (Denmark)†(a)	4.613% (1 yr. CMT + 1.10%)	#	10/2/2030	887,000	875,475
Danske Bank AS (Denmark)†(a)	5.427% (1 yr. CMT + 0.95%)	#	3/1/2028	1,087,000	1,105,115
Danske Bank AS (Denmark)†(a)	5.705% (1 yr. CMT + 1.40%)	#	3/1/2030	458,000	471,925
Discover Bank	4.25%		3/13/2026	1,275,000	1,268,470
Federation des Caisses Desjardins du Quebec (Canada)†(a)	5.25%		4/26/2029	1,472,000	1,499,820
Federation des Caisses Desjardins du Quebec (Canada)†(a)	5.70%		3/14/2028	439,000	452,159
First Citizens BancShares, Inc.	3.375% (3 mo. USD Term SOFR + 2.47%)	#	3/15/2030	253,000	252,355
Freedom Mortgage Corp.†	12.00%		10/1/2028	215,000	233,668
Goldman Sachs Group, Inc.	4.223% (3 mo. USD Term SOFR + 1.56%)	#	5/1/2029	2,099,000	2,070,094
HSBC Holdings PLC (United Kingdom)(a)	4.899% (SOFR + 1.03%)	#	3/3/2029	729,000	730,638
HSBC Holdings PLC (United Kingdom)(a)	5.597% (SOFR + 1.06%)	#	5/17/2028	1,164,000	1,182,708
Huntington Bancshares, Inc.	4.443% (SOFR + 1.97%)	#	8/4/2028	788,000	783,658
Intesa Sanpaolo SpA (Italy)†(a)	5.71%		1/15/2026	1,102,000	1,105,794
KODIT Global Co. Ltd. (South Korea)†(a)	5.357%		5/29/2027	1,060,000	1,076,282
Lloyds Banking Group PLC (United Kingdom)(a)	4.582%		12/10/2025	5,156,000	5,141,875
Lloyds Banking Group PLC (United Kingdom)(a)	5.462% (1 yr. CMT + 1.38%)	#	1/5/2028	759,000	769,088
Macquarie Group Ltd. (Australia)†(a)	1.34% (SOFR + 1.07%)	#	1/12/2027	403,000	391,949
Manufacturers & Traders Trust Co.	4.65%		1/27/2026	2,272,000	2,271,154
Morgan Stanley	5.042% (SOFR + 1.22%)	#	7/19/2030	476,000	479,926
Morgan Stanley Bank NA	5.016% (SOFR + 0.91%)	#	1/12/2029	423,000	427,045
NatWest Group PLC (United Kingdom)(a)	4.892% (3 mo. USD LIBOR + 1.75%)	#	5/18/2029	871,000	872,805
NatWest Group PLC (United Kingdom)(a)	4.964% (1 yr. CMT + 1.22%)	#	8/15/2030	614,000	614,863

See Notes to Schedule of Investments.	167

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
NatWest Group PLC (United Kingdom)(a)	5.808% (1 yr. CMT + 1.95%)	#	9/13/2029	$1,441,000	$1,486,603
Santander Holdings USA, Inc.	2.49% (SOFR + 1.25%)	#	1/6/2028	2,232,000	2,136,659
Santander U.K. Group Holdings PLC (United Kingdom)†(a)	4.75%		9/15/2025	3,337,000	3,329,085
Societe Generale SA (France)†(a)	1.488% (1 yr. CMT + 1.10%)	#	12/14/2026	631,000	615,191
Societe Generale SA (France)†(a)	5.25%		2/19/2027	1,252,000	1,260,212
Standard Chartered PLC (United Kingdom)†(a)	5.688% (1 yr. CMT + 1.05%)	#	5/14/2028	613,000	624,252
Swedbank AB (Sweden)†(a)	5.411% (SOFR + 1.03%)	#	11/20/2029	696,000	703,661
Synchrony Bank	5.625%		8/23/2027	250,000	253,514
Truist Financial Corp.	5.435% (SOFR + 1.62%)	#	1/24/2030	563,000	574,313
U.S. Bancorp	4.548% (SOFR + 1.66%)	#	7/22/2028	1,128,000	1,126,304
U.S. Bancorp	5.046% (SOFR + 1.06%)	#	2/12/2031	667,000	672,051
U.S. Bancorp	5.10% (SOFR + 1.25%)	#	7/23/2030	802,000	811,016
U.S. Bancorp	5.384% (SOFR + 1.56%)	#	1/23/2030	434,000	443,118
U.S. Bancorp	6.787% (SOFR + 1.88%)	#	10/26/2027	909,000	940,803
UBS Group AG (Switzerland)†(a)	1.494% (1 yr. CMT + 0.85%)	#	8/10/2027	1,277,000	1,221,302
UBS Group AG (Switzerland)†(a)	5.428% (1 yr. CMT + 1.52%)	#	2/8/2030	769,000	784,257
UniCredit SpA (Italy)†(a)	2.569% (1 yr. CMT + 2.30%)	#	9/22/2026	2,520,000	2,488,612
Wells Fargo & Co.	4.808% (SOFR + 1.98%)	#	7/25/2028	2,747,000	2,752,923
Wells Fargo & Co.	5.707% (SOFR + 1.07%)	#	4/22/2028	526,000	536,762
Wells Fargo & Co.	6.303% (SOFR + 1.79%)	#	10/23/2029	949,000	998,275
Total					94,178,282

168	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Beverages 0.42%
Bacardi Ltd.†	4.70%	5/15/2028	$1,083,000	$1,078,316
Bacardi Ltd./Bacardi-Martini BV†	5.25%	1/15/2029	1,208,000	1,219,331
Bacardi-Martini BV (Netherlands)†(a)	5.55%	2/1/2030	692,000	705,929
Total				3,003,576

Biotechnology 0.21%
Illumina, Inc.	5.75%	12/13/2027	1,087,000	1,113,790
Royalty Pharma PLC	5.15%	9/2/2029	413,000	417,568
Total				1,531,358

Chemicals 0.97%
Celanese U.S. Holdings LLC	6.415%	7/15/2027	2,442,000	2,503,532
International Flavors & Fragrances, Inc.†	1.23%	10/1/2025	1,984,000	1,943,054
Kraton Corp.†	5.00%	7/15/2027	380,000	384,265
Ma’aden Sukuk Ltd. (Cayman Islands)†(a)	5.25%	2/13/2030	416,000	417,189
Orbia Advance Corp. SAB de CV (Mexico)†(a)	1.875%	5/11/2026	1,835,000	1,765,319
Total				7,013,359

Commercial Services 1.32%
Albion Financing 1 SARL/Aggreko Holdings, Inc. (Luxembourg)†(a)	6.125%	10/15/2026	1,389,000	1,392,827
Allied Universal Holdco LLC/Allied Universal Finance Corp.†	9.75%	7/15/2027	887,000	893,432
Block, Inc.	2.75%	6/1/2026	63,000	61,147
Element Fleet Management Corp. (Canada)†(a)	5.643%	3/13/2027	439,000	446,927
GXO Logistics, Inc.	6.25%	5/6/2029	1,116,000	1,155,606
Quanta Services, Inc.	4.75%	8/9/2027	546,000	547,001
Triton Container International Ltd.†	2.05%	4/15/2026	3,872,000	3,744,444
WASH Multifamily Acquisition, Inc.†	5.75%	4/15/2026	1,264,000	1,261,485
Total				9,502,869

Computers 0.19%
Crowdstrike Holdings, Inc.	3.00%	2/15/2029	948,000	875,838
Gartner, Inc.†	4.50%	7/1/2028	529,000	517,781
Total				1,393,619

Distribution/Wholesale 0.07%
BCPE Empire Holdings, Inc.†	7.625%	5/1/2027	488,000	487,005

Diversified Financial Services 4.27%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(a)	4.625%	9/10/2029	610,000	603,914

See Notes to Schedule of Investments.	169

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Diversified Financial Services (continued)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(a)	6.45%	4/15/2027	$974,000	$1,005,368
AG TTMT Escrow Issuer LLC†	8.625%	9/30/2027	1,329,000	1,375,515
Aircastle Ltd.†	5.25%	8/11/2025	2,446,000	2,448,373
Aircastle Ltd./Aircastle Ireland DAC†	5.25%	3/15/2030	180,000	180,896
Ally Financial, Inc.	5.75%	11/20/2025	5,002,000	5,020,838
Atlas Warehouse Lending Co. LP†	6.05%	1/15/2028	464,000	468,665
Atlas Warehouse Lending Co. LP†	6.25%	1/15/2030	250,000	252,578
Aviation Capital Group LLC†	1.95%	1/30/2026	346,000	336,990
Aviation Capital Group LLC†	5.375%	7/15/2029	439,000	444,486
Avolon Holdings Funding Ltd. (Ireland)†(a)	4.25%	4/15/2026	2,247,000	2,233,439
Avolon Holdings Funding Ltd. (Ireland)†(a)	4.95%	1/15/2028	428,000	426,936
Avolon Holdings Funding Ltd. (Ireland)†(a)	5.75%	11/15/2029	614,000	627,291
Avolon Holdings Funding Ltd. (Ireland)†(a)	6.375%	5/4/2028	3,000,000	3,109,913
Castlelake Aviation Finance DAC (Ireland)†(a)	5.00%	4/15/2027	312,000	314,727
GGAM Finance Ltd. (Ireland)†(a)	7.75%	5/15/2026	623,000	633,245
Jane Street Group/JSG Finance, Inc.†	4.50%	11/15/2029	124,000	117,426
LPL Holdings, Inc.†	4.00%	3/15/2029	1,478,000	1,417,230
LPL Holdings, Inc.	5.70%	5/20/2027	334,000	340,058
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(a)	5.15%	3/17/2030	201,000	199,478
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(a)	8.125%	3/30/2029	1,902,000	2,001,891
Nationstar Mortgage Holdings, Inc.†	5.00%	2/1/2026	928,000	922,900
Navient Corp.	5.00%	3/15/2027	165,000	162,533
Navient Corp.	6.75%	6/25/2025	800,000	804,177
Nuveen LLC†	5.55%	1/15/2030	443,000	456,111
Osaic Holdings, Inc.†	10.75%	8/1/2027	609,000	630,373
PennyMac Financial Services, Inc.†	5.375%	10/15/2025	796,000	796,662
Radian Group, Inc.	6.20%	5/15/2029	658,000	679,808
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.†	2.875%	10/15/2026	1,878,000	1,802,778
Synchrony Financial	3.95%	12/1/2027	236,000	230,189
United Wholesale Mortgage LLC†	5.50%	11/15/2025	804,000	802,901
Total				30,847,689

Electric 3.62%
AEP Texas, Inc.	5.45%	5/15/2029	422,000	432,705
AES Corp.†	3.30%	7/15/2025	2,791,000	2,770,221
Alexander Funding Trust II†	7.467%	7/31/2028	182,000	193,903

170	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Electric (continued)
Algonquin Power & Utilities Corp. (Canada)(a)	5.365%	(c)	6/15/2026	$722,000	$727,208
Ameren Corp.	5.00%		1/15/2029	803,000	810,549
Black Hills Corp.	5.95%		3/15/2028	1,010,000	1,047,485
CenterPoint Energy Houston Electric LLC	4.80%		3/15/2030	397,000	398,991
CenterPoint Energy, Inc.	5.40%		6/1/2029	860,000	881,377
Cikarang Listrindo Tbk. PT (Indonesia)(a)	4.95%		9/14/2026	1,200,000	1,199,316
Cleco Corporate Holdings LLC	3.743%		5/1/2026	283,000	278,593
Comision Federal de Electricidad (Mexico)†(a)	4.688%		5/15/2029	1,003,000	955,425
DTE Energy Co.	4.875%		6/1/2028	720,000	725,775
DTE Energy Co.	5.10%		3/1/2029	509,000	515,208
Enel Finance International NV (Netherlands)†(a)	5.125%		6/26/2029	858,000	866,217
Engie SA (France)†(a)	5.25%		4/10/2029	452,000	459,734
Fells Point Funding Trust†	3.046%		1/31/2027	2,777,000	2,686,938
FirstEnergy Pennsylvania Electric Co.†	5.15%		3/30/2026	1,081,000	1,085,320
FirstEnergy Transmission LLC	4.55%		1/15/2030	228,000	226,051
Liberty Utilities Co.†	5.577%		1/31/2029	678,000	693,331
NSTAR Electric Co.	4.85%		3/1/2030	411,000	412,903
OGE Energy Corp.	5.45%		5/15/2029	344,000	353,143
Pacific Gas & Electric Co.	3.15%		1/1/2026	1,640,464	1,616,100
Pacific Gas & Electric Co.	5.55%		5/15/2029	642,000	651,684
Puget Energy, Inc.	3.65%		5/15/2025	2,587,000	2,579,380
System Energy Resources, Inc.	6.00%		4/15/2028	2,633,000	2,738,206
Vistra Operations Co. LLC†	5.05%		12/30/2026	194,000	194,786
Vistra Operations Co. LLC†	5.50%		9/1/2026	381,000	381,161
Vistra Operations Co. LLC†	5.625%		2/15/2027	216,000	216,172
Total					26,097,882

Energy-Alternate Sources 0.19%
Greenko Dutch BV (Netherlands)†(a)	3.85%		3/29/2026	1,402,465	1,364,949

Engineering & Construction 0.15%
MasTec, Inc.†	4.50%		8/15/2028	1,102,000	1,079,564

Entertainment 0.79%
Caesars Entertainment, Inc.†	8.125%		7/1/2027	167,000	168,708
Everi Holdings, Inc.†	5.00%		7/15/2029	2,000,000	2,009,954
Flutter Treasury DAC (Ireland)†(a)	6.375%		4/29/2029	961,000	984,420
Warnermedia Holdings, Inc.	3.755%		3/15/2027	2,202,000	2,149,775
Warnermedia Holdings, Inc.	4.054%		3/15/2029	419,000	398,165
Total					5,711,022

See Notes to Schedule of Investments.	171

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Environmental Control 0.10%
Veralto Corp.	5.35%	9/18/2028	$706,000	$723,574

Food 0.42%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	4.625%	1/15/2027	1,957,000	1,929,372
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	7.50%	3/15/2026	166,000	166,402
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL (Luxembourg)(a)	3.00%	2/2/2029	579,000	539,677
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL (Luxembourg)(a)	5.50%	1/15/2030	145,000	146,097
Tyson Foods, Inc.	5.40%	3/15/2029	273,000	279,338
Total				3,060,886

Gas 0.81%
Brooklyn Union Gas Co.†	4.632%	8/5/2027	3,505,000	3,485,159
National Fuel Gas Co.	5.50%	3/15/2030	578,000	585,555
NiSource, Inc.	5.20%	7/1/2029	480,000	489,503
Southwest Gas Corp.	5.80%	12/1/2027	1,252,000	1,288,556
Total				5,848,773

Hand/Machine Tools 0.52%
Regal Rexnord Corp.	6.05%	2/15/2026	1,497,000	1,509,962
Regal Rexnord Corp.	6.05%	4/15/2028	2,206,000	2,256,603
Total				3,766,565

Health Care-Products 0.44%
GE HealthCare Technologies, Inc.	4.80%	8/14/2029	232,000	232,583
Solventum Corp.	5.40%	3/1/2029	1,796,000	1,833,787
Solventum Corp.	5.45%	2/25/2027	1,088,000	1,106,147
Total				3,172,517

Health Care-Services 1.15%
Centene Corp.	2.45%	7/15/2028	2,880,000	2,625,908
Centene Corp.	4.25%	12/15/2027	3,407,000	3,317,518
HCA, Inc.	5.25%	3/1/2030	281,000	284,904
Health Care Service Corp. A Mutual Legal Reserve Co.†	5.20%	6/15/2029	405,000	412,207
Icon Investments Six DAC (Ireland)(a)	5.809%	5/8/2027	496,000	506,536
Icon Investments Six DAC (Ireland)(a)	5.849%	5/8/2029	520,000	537,118
IQVIA, Inc.†	5.00%	5/15/2027	237,000	234,902
Universal Health Services, Inc.	4.625%	10/15/2029	377,000	368,765
Total				8,287,858

172	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Insurance 4.62%
AEGON Funding Co. LLC†	5.50%	4/16/2027	$1,714,000	$1,733,588
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	6.75%	10/15/2027	872,000	870,264
American National Global Funding†	5.55%	1/28/2030	623,000	636,334
Aon Corp.	8.205%	1/1/2027	1,183,000	1,250,617
Athene Global Funding†	1.985%	8/19/2028	1,615,000	1,467,388
Athene Global Funding†	4.95%	1/7/2027	475,000	477,169
Athene Global Funding†	5.38%	1/7/2030	840,000	851,439
Athene Global Funding†	5.516%	3/25/2027	1,038,000	1,054,811
Brighthouse Financial Global Funding†	5.55%	4/9/2027	1,277,000	1,294,234
Brighthouse Financial Global Funding†	5.65%	6/10/2029	968,000	988,686
CNO Financial Group, Inc.	5.25%	5/30/2025	750,000	750,020
CNO Global Funding†	4.875%	12/10/2027	545,000	545,925
CNO Global Funding†	4.95%	9/9/2029	301,000	302,398
CNO Global Funding†	5.875%	6/4/2027	1,223,000	1,254,079
CNO Global Funding †	1.75%	10/7/2026	1,313,000	1,254,189
Equitable Financial Life Global Funding†	5.45%	3/3/2028	2,416,000	2,468,490
F&G Annuities & Life, Inc.	7.40%	1/13/2028	1,120,000	1,173,722
F&G Global Funding†	1.75%	6/30/2026	1,080,000	1,039,023
F&G Global Funding†	2.30%	4/11/2027	3,750,000	3,559,277
F&G Global Funding†	5.875%	6/10/2027	842,000	859,437
GA Global Funding Trust†	4.40%	9/23/2027	1,140,000	1,131,449
GA Global Funding Trust†	5.50%	1/8/2029	1,386,000	1,415,183
Jackson National Life Global Funding†	4.60%	10/1/2029	449,000	444,309
Jackson National Life Global Funding†	4.90%	1/13/2027	689,000	692,434
Jackson National Life Global Funding†	5.35%	1/13/2030	671,000	685,756
Jackson National Life Global Funding†	5.55%	7/2/2027	1,119,000	1,140,757
Jackson National Life Global Funding†	5.60%	4/10/2026	837,000	845,748
Lincoln Financial Global Funding†	5.30%	1/13/2030	553,000	566,373
MGIC Investment Corp.	5.25%	8/15/2028	750,000	742,628
NMI Holdings, Inc.	6.00%	8/15/2029	273,000	277,891
RGA Global Funding†	5.448%	5/24/2029	660,000	678,180
Sammons Financial Group Global Funding†	5.05%	1/10/2028	336,000	338,508
Sammons Financial Group Global Funding†	5.10%	12/10/2029	530,000	534,735
Total				33,325,041

Internet 0.77%
Prosus NV (Netherlands)†(a)	3.257%	1/19/2027	2,000,000	1,936,260
Rakuten Group, Inc. (Japan)†(a)	11.25%	2/15/2027	1,625,000	1,784,264

See Notes to Schedule of Investments.	173

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Internet (continued)
Uber Technologies, Inc.†	4.50%	8/15/2029	$1,895,000	$1,869,580
Total				5,590,104

Investment Companies 0.25%
Blackstone Private Credit Fund	2.625%	12/15/2026	338,000	323,906
Blackstone Private Credit Fund†	4.95%	9/26/2027	194,000	192,608
Blackstone Secured Lending Fund	2.125%	2/15/2027	211,000	199,712
Blackstone Secured Lending Fund	3.625%	1/15/2026	1,080,000	1,067,034
Total				1,783,260

Iron-Steel 0.13%
Allegheny Ludlum LLC	6.95%	12/15/2025	939,000	949,472

Leisure Time 0.81%
Carnival Corp.†	4.00%	8/1/2028	2,638,000	2,536,635
Carnival Corp.†	5.75%	3/1/2027	1,905,000	1,911,060
Viking Cruises Ltd.†	6.25%	5/15/2025	1,418,000	1,422,025
Total				5,869,720

Lodging 0.42%
Hyatt Hotels Corp.	5.25%	6/30/2029	502,000	507,391
Las Vegas Sands Corp.	3.50%	8/18/2026	1,587,000	1,551,806
Las Vegas Sands Corp.	5.90%	6/1/2027	337,000	343,713
Sands China Ltd. (Macau)(a)	5.125%	8/8/2025	611,000	611,050
Total				3,013,960

Machinery: Construction & Mining 0.04%
Vertiv Group Corp.†	4.125%	11/15/2028	281,000	270,342

Machinery-Diversified 0.03%
IDEX Corp.	4.95%	9/1/2029	208,000	209,355

Media 0.58%
Directv Financing LLC/Directv Financing Co-Obligor, Inc.†	5.875%	8/15/2027	2,712,000	2,671,152
Discovery Communications LLC	3.95%	3/20/2028	287,000	276,609
Nexstar Media, Inc.†	5.625%	7/15/2027	564,000	558,258
Sirius XM Radio LLC†	3.125%	9/1/2026	700,000	677,759
Total				4,183,778

Mining 0.68%
Anglo American Capital PLC (United Kingdom)†(a)	2.25%	3/17/2028	354,000	329,510
Anglo American Capital PLC (United Kingdom)†(a)	3.875%	3/16/2029	201,000	194,110

174	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Mining (continued)
Anglo American Capital PLC (United Kingdom)†(a)	4.50%	3/15/2028	$788,000	$781,439
Glencore Funding LLC†	4.00%	3/27/2027	1,097,000	1,084,231
Glencore Funding LLC†	5.371%	4/4/2029	1,214,000	1,238,906
Glencore Funding LLC†	6.125%	10/6/2028	969,000	1,011,131
Navoi Mining & Metallurgical Combinat (Uzbekistan)†(a)	6.70%	10/17/2028	293,000	296,462
Total				4,935,789

Miscellaneous Manufacturing 0.17%
Trinity Industries, Inc.†	7.75%	7/15/2028	1,157,000	1,208,922

Oil & Gas 8.22%
Antero Resources Corp.†	7.625%	2/1/2029	695,000	714,559
APA Corp.†	4.375%	10/15/2028	2,530,000	2,453,756
Canadian Natural Resources Ltd. (Canada)†(a)	5.00%	12/15/2029	211,000	211,069
Chord Energy Corp.†	6.375%	6/1/2026	2,228,000	2,231,988
CITGO Petroleum Corp.†	6.375%	6/15/2026	1,293,000	1,295,933
Civitas Resources, Inc.†	8.375%	7/1/2028	858,000	893,992
Continental Resources, Inc.†	2.268%	11/15/2026	4,431,000	4,239,546
Continental Resources, Inc.	4.375%	1/15/2028	3,076,000	3,030,412
Coterra Energy, Inc.	3.90%	5/15/2027	351,000	345,115
Coterra Energy, Inc.	4.375%	3/15/2029	548,000	538,794
Crescent Energy Finance LLC†	9.25%	2/15/2028	1,801,000	1,888,842
Devon Energy Corp.	5.25%	10/15/2027	5,729,000	5,737,671
Devon Energy Corp.	5.875%	6/15/2028	4,163,000	4,180,936
Ecopetrol SA (Colombia)(a)	8.625%	1/19/2029	1,753,000	1,877,112
EQT Corp.	3.90%	10/1/2027	3,000,000	2,949,594
Expand Energy Corp.	5.375%	2/1/2029	583,000	582,235
Expand Energy Corp.†	5.875%	2/1/2029	970,000	972,280
Expand Energy Corp.†	6.75%	4/15/2029	881,000	893,422
Gulfport Energy Operating Corp.†	6.75%	9/1/2029	1,133,000	1,157,661
Helmerich & Payne, Inc.†	4.65%	12/1/2027	599,000	599,089
Helmerich & Payne, Inc.†	4.85%	12/1/2029	913,000	894,151
HF Sinclair Corp.	5.00%	2/1/2028	1,500,000	1,500,431
Leviathan Bond Ltd. (Israel)(a)	6.125%	6/30/2025	1,833,000	1,831,864
Matador Resources Co.†	6.875%	4/15/2028	1,666,000	1,702,974
OGX Austria GmbH (Brazil)†(a)(d)	8.50%	6/1/2018	225,000	5	(e)
Ovintiv, Inc.	5.65%	5/15/2028	2,374,000	2,434,849
Permian Resources Operating LLC†	5.375%	1/15/2026	933,000	931,287
Permian Resources Operating LLC†	8.00%	4/15/2027	950,000	974,141

See Notes to Schedule of Investments.	175

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
Petroleos Mexicanos (Mexico)(a)	6.49%	1/23/2027	$2,700,000	$2,654,639
Petroleos Mexicanos (Mexico)(a)	6.875%	8/4/2026	750,000	748,969
Range Resources Corp.	8.25%	1/15/2029	1,282,000	1,320,965
Sitio Royalties Operating Partnership LP/Sitio Finance Corp.†	7.875%	11/1/2028	1,336,000	1,400,600
Suncor Energy, Inc. (Canada)(a)	7.875%	6/15/2026	1,240,000	1,290,193
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(a)	2.625%	8/15/2025	2,000,000	1,971,897
Viper Energy, Inc.†	5.375%	11/1/2027	2,857,000	2,841,261
Total				59,292,232

Packaging & Containers 0.29%
Mauser Packaging Solutions Holding Co.†	7.875%	4/15/2027	333,000	338,466
Sonoco Products Co.	4.45%	9/1/2026	183,000	182,512
Trivium Packaging Finance BV (Netherlands)†(a)	5.50%	8/15/2026	1,000,000	993,422
Trivium Packaging Finance BV (Netherlands)†(a)	8.50%	8/15/2027	600,000	599,537
Total				2,113,937

Pharmaceuticals 1.12%
Bayer U.S. Finance II LLC†	4.25%	12/15/2025	3,750,000	3,731,634
Bayer U.S. Finance LLC†	6.25%	1/21/2029	1,799,000	1,858,767
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(a)	3.15%	10/1/2026	2,612,000	2,528,710
Total				8,119,111

Pipelines 2.34%
Columbia Pipelines Holding Co. LLC†	6.042%	8/15/2028	569,000	589,862
Enbridge, Inc. (Canada)(a)	5.30%	4/5/2029	524,000	533,231
Energy Transfer LP†	6.00%	2/1/2029	2,000,000	2,038,489
EnLink Midstream LLC†	5.625%	1/15/2028	1,810,000	1,844,705
EnLink Midstream Partners LP	4.15%	6/1/2025	1,013,000	1,010,881
Genesis Energy LP/Genesis Energy Finance Corp.	8.00%	1/15/2027	252,000	256,950
Hess Midstream Operations LP†	5.625%	2/15/2026	1,000,000	1,000,484
Hess Midstream Operations LP†	5.875%	3/1/2028	252,000	253,986
Kinder Morgan, Inc.	5.00%	2/1/2029	500,000	504,108
NuStar Logistics LP	5.75%	10/1/2025	1,013,000	1,013,512
South Bow USA Infrastructure Holdings LLC†	4.911%	9/1/2027	756,000	756,786
South Bow USA Infrastructure Holdings LLC†	5.026%	10/1/2029	916,000	911,383
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	5.50%	3/1/2030	2,079,000	2,104,176
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	6.50%	7/15/2027	2,879,000	2,896,428

176	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Pipelines (continued)
Western Midstream Operating LP	6.35%	1/15/2029	$448,000	$468,467
Whistler Pipeline LLC†	5.40%	9/30/2029	690,000	696,194
Total				16,879,642

REITS 2.03%
American Tower Corp.	3.60%	1/15/2028	2,080,000	2,025,267
Crown Castle, Inc.	5.00%	1/11/2028	1,464,000	1,476,765
EPR Properties	4.75%	12/15/2026	3,360,000	3,345,111
HAT Holdings I LLC/HAT Holdings II LLC†	3.375%	6/15/2026	2,067,000	2,006,690
HAT Holdings I LLC/HAT Holdings II LLC†	8.00%	6/15/2027	158,000	164,847
Iron Mountain, Inc.†	4.875%	9/15/2027	1,098,000	1,081,151
Kite Realty Group Trust	4.00%	3/15/2025	1,755,000	1,753,983
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	5.25%	10/1/2025	241,000	240,678
VICI Properties LP/VICI Note Co., Inc.†	3.75%	2/15/2027	2,599,000	2,541,436
Total				14,635,928

Retail 0.28%
CEC Entertainment LLC†	6.75%	5/1/2026	700,000	699,455
Sizzling Platter LLC/Sizzling Platter Finance Corp.†	8.50%	11/28/2025	1,305,000	1,309,869
Total				2,009,324

Semiconductors 0.84%
Broadcom, Inc.	5.05%	7/12/2029	449,000	455,318
Entegris, Inc.†	4.375%	4/15/2028	955,000	922,743
Entegris, Inc.†	4.75%	4/15/2029	1,315,000	1,272,190
Foundry JV Holdco LLC†	5.90%	1/25/2030	1,507,000	1,564,727
Intel Corp.	2.45%	11/15/2029	377,000	338,714
Intel Corp.	3.15%	5/11/2027	151,000	146,201
Intel Corp.	3.75%	8/5/2027	428,000	419,413
Microchip Technology, Inc.	4.90%	3/15/2028	427,000	428,590
Microchip Technology, Inc.	5.05%	2/15/2030	498,000	500,112
Total				6,048,008

Shipbuilding 0.03%
Huntington Ingalls Industries, Inc.	5.353%	1/15/2030	218,000	219,473

Software 0.58%
AppLovin Corp.	5.125%	12/1/2029	1,068,000	1,078,429
Atlassian Corp. (Australia)(a)	5.25%	5/15/2029	961,000	977,395
Concentrix Corp.	6.65%	8/2/2026	730,000	745,679
Open Text Corp. (Canada)†(a)	6.90%	12/1/2027	711,000	735,370

See Notes to Schedule of Investments.	177

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Software (continued)
Oracle Corp.	4.80%		8/3/2028	$671,000	$676,941
Total					4,213,814

Telecommunications 0.30%
Altice France SA (France)†(a)	8.125%		2/1/2027	400,000	359,106
Sprint Capital Corp.	6.875%		11/15/2028	1,664,000	1,780,871
Total					2,139,977

Toys/Games/Hobbies 0.05%
Hasbro, Inc.	3.90%		11/19/2029	354,000	338,017

Transportation 0.16%
XPO, Inc.†	6.25%		6/1/2028	1,109,000	1,123,834

Trucking & Leasing 0.19%
Fortress Transportation & Infrastructure Investors LLC†	5.50%		5/1/2028	644,000	635,694
GATX Corp.	5.40%		3/15/2027	380,000	385,018
Penske Truck Leasing Co. LP/PTL Finance Corp.†	3.40%		11/15/2026	380,000	372,438
Total					1,393,150
Total Corporate Bonds (cost $434,505,260)					435,858,620

FLOATING RATE LOANS(f) 2.07%

Airlines 0.15%
American Airlines, Inc. 2021 Term Loan	–	(g)	4/20/2028	1,056,000	1,079,496

Diversified Financial Services 0.22%
Corpay Technologies Operating Co. LLC Term Loan B5	6.074% (1 mo. USD Term SOFR + 1.75%)		4/28/2028	1,602,877	1,601,298

Electric 0.25%
Calpine Corp. 2024 Term Loan B5	–	(g)	2/15/2032	1,750,000	1,749,878

Insurance 0.18%
Asurion LLC 2020 Term Loan B8	7.688% (1 mo. USD Term SOFR + 3.25%)		12/23/2026	1,308,680	1,308,556

Internet 0.31%
Gen Digital, Inc. 2021 Term Loan A	5.924% (1 mo. USD Term SOFR + 1.50%)		9/10/2027	2,250,000	2,248,132

178	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Oil & Gas 0.48%
Hilcorp Energy I LP Term Loan B	6.315% (1 mo. USD Term SOFR + 2.00%)		2/11/2030	$315,600	$316,389
Occidental Petroleum Corp. 2 Year Term Loan	6.032% (1 mo. USD Term SOFR + 1.63%)		12/29/2025	3,156,000	3,158,367
Total					3,474,756

Pharmaceuticals 0.24%
Elanco Animal Health, Inc. Term Loan B	6.159% (1 mo. USD Term SOFR + 1.75%)		8/1/2027	1,745,250	1,745,084

Pipelines 0.05%
Buckeye Partners LP 2024 Term Loan B5	6.074% (1 mo. USD Term SOFR + 1.75%)		11/1/2026	330,115	330,491

Semiconductors 0.19%
Broadcom, Inc. Term Loan A5	–	(g)	8/15/2028	1,384,615	1,383,757
Total Floating Rate Loans (cost $14,934,271)					14,921,448

FOREIGN GOVERNMENT OBLIGATIONS(a) 1.09%

Colombia 0.11%
Colombia Government International Bonds	3.875%		4/25/2027	809,000	787,582

Dominican Republic 0.02%
Dominican Republic International Bonds	6.875%		1/29/2026	129,000	131,096

Hong Kong 0.15%
Airport Authority†	4.75%		7/15/2028	1,034,000	1,045,724

Kazakhstan 0.03%
Development Bank of Kazakhstan JSC†	5.25%		10/23/2029	250,000	248,889

Mexico 0.14%
Mexico Government International Bonds	3.75%		1/11/2028	301,000	290,865
Mexico Government International Bonds	6.00%		5/13/2030	711,000	726,239
Total					1,017,104

Panama 0.20%
Panama Government International Bonds	3.75%		3/16/2025	200,000	200,201
Panama Government International Bonds	7.125%		1/29/2026	1,000,000	1,019,948
Panama Government International Bonds	8.875%		9/30/2027	217,000	234,303
Total					1,454,452

See Notes to Schedule of Investments.	179

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Poland 0.08%
Republic of Poland Government International Bonds	4.875%		2/12/2030	$560,000	$563,421

Romania 0.27%
Romania Government International Bonds	5.25%		11/25/2027	1,206,000	1,201,073
Romania Government International Bonds†	5.875%		1/30/2029	750,000	748,515
Total					1,949,588

Saudi Arabia 0.09%
Saudi Government International Bonds†	5.125%		1/13/2028	677,000	684,894
Total Foreign Government Obligations (cost $7,790,333)					7,882,750

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.02%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K061 Class X1(h)	0.151%	#(i)	11/25/2026	13,137,553	38,741
Government National Mortgage Association Series 2013-193 IO(h)	0.175%	#(i)	1/16/2055	16,810	60
Government National Mortgage Association Series 2014-112 Class A	3.00%	#(i)	1/16/2048	107,226	96,782
Government National Mortgage Association Series 2015-19 Class AD	2.90%		10/16/2055	13,403	13,131
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $156,158)					148,714

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 4.78%
Federal Home Loan Mortgage Corp.	4.10%		7/1/2029	350,000	344,185
Federal Home Loan Mortgage Corp.	4.15%		7/1/2029 - 10/1/2029	880,000	865,813
Federal Home Loan Mortgage Corp.	6.30% (1 yr. USD RFUCCT + 1.66%)	#	2/1/2038	79,815	82,608
Federal Home Loan Mortgage Corp.	6.64% (1 yr. USD RFUCCT + 1.64%)	#	11/1/2043	91,316	93,211
Federal Home Loan Mortgage Corp.	6.653% (1 yr. USD RFUCCT + 1.79%)	#	5/1/2036	11,447	11,874
Federal Home Loan Mortgage Corp.	6.654% (1 yr. USD RFUCCT + 1.72%)	#	4/1/2037	12,910	13,386
Federal Home Loan Mortgage Corp.	6.759% (1 yr. USD RFUCCT + 1.96%)	#	2/1/2037	42,302	43,728
Federal Home Loan Mortgage Corp.	6.816% (1 yr. USD RFUCCT + 1.80%)	#	10/1/2038	11,709	12,087
Federal Home Loan Mortgage Corp.	7.305% (1 yr. USD RFUCCT + 1.92%)	#	9/1/2036	41,054	42,491
Federal Home Loan Mortgage Corp.	7.309% (1 yr. USD RFUCCT + 1.79%)	#	12/1/2036	35,489	36,691

180	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal National Mortgage Association	6.311% (1 yr. USD RFUCCT + 1.60%)	#	12/1/2045 $	166,364	$171,675
Federal National Mortgage Association	6.393% (1 yr. USD RFUCCT + 1.60%)	#	12/1/2045	37,850	39,077
Federal National Mortgage Association	6.56% (1 yr. USD RFUCCT + 1.82%)	#	12/1/2040	15,963	16,568
Federal National Mortgage Association	6.564% (1 yr. CMT + 2.24%)	#	3/1/2038	2,835	2,931
Federal National Mortgage Association	6.596% (1 yr. USD RFUCCT + 1.52%)	#	3/1/2039	26,343	27,217
Federal National Mortgage Association	6.639% (1 yr. USD RFUCCT + 1.48%)	#	6/1/2038	35,820	36,474
Federal National Mortgage Association	6.655% (1 yr. CMT + 2.20%)	#	1/1/2038	25,261	26,089
Federal National Mortgage Association	6.71% (1 yr. USD RFUCCT + 1.60%)	#	8/1/2037	3,469	3,580
Federal National Mortgage Association	6.757% (1 yr. USD RFUCCT + 1.81%)	#	4/1/2040	19,145	19,875
Federal National Mortgage Association	6.78% (1 yr. USD RFUCCT + 1.63%)	#	8/1/2038	7,670	7,857
Federal National Mortgage Association	6.927% (1 yr. USD RFUCCT + 1.60%)	#	10/1/2045	20,173	20,804
Federal National Mortgage Association	6.932% (1 yr. USD RFUCCT + 1.88%)	#	12/1/2038	14,746	15,302
Federal National Mortgage Association	6.963% (1 yr. USD RFUCCT + 1.82%)	#	12/1/2040	34,678	36,019
Federal National Mortgage Association	7.081% (1 yr. USD RFUCCT + 1.64%)	#	9/1/2038	31,200	32,283
Federal National Mortgage Association	7.229% (1 yr. USD RFUCCT + 1.80%)	#	3/1/2042	132,171	137,569
Federal National Mortgage Association	7.232% (1 yr. USD RFUCCT + 1.53%)	#	10/1/2035	43,143	44,575
Federal National Mortgage Association	7.508% (1 yr. USD RFUCCT + 1.81%)	#	10/1/2040	9,478	9,840
Uniform Mortgage-Backed Security(j)	5.00%		TBA	9,430,000	9,475,992
Uniform Mortgage-Backed Security(j)	5.50%		TBA	17,500,000	17,750,892
Uniform Mortgage-Backed Security(j)	6.00%		TBA	4,932,000	5,048,470
Total Government Sponsored Enterprises Pass-Throughs (cost $34,329,394)					34,469,163

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 6.20%
BBCMS Mortgage Trust Series 2024-5C29 Class A2	4.738%		9/15/2057	1,200,000	1,200,157
BBCMS Trust Series 2015-VFM Class A1†	2.466%		3/10/2036	64,296	63,148

See Notes to Schedule of Investments.	181

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Benchmark Mortgage Trust Series 2018-B2 Class A5	3.882%	#(i)	2/15/2051	$360,000	$349,531
Benchmark Mortgage Trust Series 2019-B11 Class A5	3.542%		5/15/2052	560,000	529,795
Benchmark Mortgage Trust Series 2024-V12 Class A3	5.739%		12/15/2057	860,000	893,854
Benchmark Mortgage Trust Series 2024-V7 Class A3	6.228%	#(i)	5/15/2056	500,000	527,942
BMO Mortgage Trust Series 2023-5C2 Class A3	7.055%	#(i)	11/15/2056	800,000	861,367
BMO Mortgage Trust Series 2024-5C8 Class A3	5.625%	#(i)	12/15/2057	870,000	901,030
BWAY Mortgage Trust Series 2013-1515 Class XB†(h)	0.403%	#(i)	3/10/2033	47,800,000	597,567
BX Commercial Mortgage Trust Series 2024-XL4 Class A†	5.754% (1 mo. USD Term SOFR + 1.44%)	#	2/15/2039	1,127,531	1,130,694
BX Commercial Mortgage Trust Series 2024-XL5 Class A†	5.704% (1 mo. USD Term SOFR + 1.39%)	#	3/15/2041	691,763	693,477
BX Trust Series 2024-CNYN Class A†	5.754% (1 mo. USD Term SOFR + 1.44%)	#	4/15/2041	1,141,132	1,144,038
BX Trust Series 2025-ROIC Class A†	5.467% (1 mo. USD Term SOFR + 1.14%)	#	3/15/2030	720,000	720,018
BXHPP Trust Series 2021-FILM Class A†	5.077% (1 mo. USD Term SOFR + 0.76%)	#	8/15/2036	660,000	640,830
CFCRE Commercial Mortgage Trust Series 2016-C4 Class XA(h)	1.565%	#(i)	5/10/2058	699,239	7,086
CFCRE Commercial Mortgage Trust Series 2016-C6 Class XA(h)	1.066%	#(i)	11/10/2049	2,473,227	29,086
CFCRE Commercial Mortgage Trust Series 2016-C7 Class XA(h)	0.632%	#(i)	12/10/2054	3,286,656	28,997
Citigroup Commercial Mortgage Trust Series 2015-GC31 Class XA(h)	0.314%	#(i)	6/10/2048	4,165,780	114
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class A5	3.616%		2/10/2049	190,000	186,740
Commercial Mortgage Pass-Through Certificates Series 2012-CR4 Class XA(h)	1.144%	#(i)	10/15/2045	861,123	12,195
Commercial Mortgage Pass-Through Certificates Series 2016-CD1 Class XA(h)	1.346%	#(i)	8/10/2049	748,505	7,243
CONE Trust Series 2024-DFW1 Class A†	5.954% (1 mo. USD Term SOFR + 1.64%)	#	8/15/2041	650,000	651,851

182	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Capital Certificates Series 2016-NXSR Class XB(h)	0.17%	#(i)	12/15/2049	$20,135,000	$79,769
Credit Suisse Mortgage Capital Certificates Trust Series 2014-USA Class X1†(h)	0.54%	#(i)	9/15/2037	39,135,267	123,961
CSAIL Commercial Mortgage Trust Series 2015-C2 Class XB†(h)	Zero Coupon	#(i)	6/15/2057	82,732,000	827
CSAIL Commercial Mortgage Trust Series 2016-C7 Class XA(h)	0.921%	#(i)	11/15/2049	3,898,909	31,205
DBGS Mortgage Trust Series 2018-C1 Class A4	4.466%		10/15/2051	480,000	470,864
DBJPM Mortgage Trust Series 2016-C3 Class XA(h)	1.403%	#(i)	8/10/2049	7,773,364	101,327
DBWF Mortgage Trust Series 2015-LCM Class A1†	2.998%		6/10/2034	83,121	80,860
DBWF Mortgage Trust Series 2015-LCM Class XA†(h)	0.423%	#(i)	6/10/2034	166,242	479
DBWF Mortgage Trust Series 2016-85T Class XA†(h)	0.014%	#(i)	12/10/2036	61,529,000	51,521
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA4 Class M1A†	6.552% (30 day USD SOFR Average + 2.20%)	#	5/25/2042	538,212	545,772
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA1 Class M1A†	6.452% (30 day USD SOFR Average + 2.10%)	#	3/25/2042	111,159	111,977
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA3 Class M1A†	6.652% (30 day USD SOFR Average + 2.30%)	#	8/25/2042	352,335	359,888
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2023-HQA1 Class M1A†	6.352% (30 day USD SOFR Average + 2.00%)	#	5/25/2043	1,092,925	1,105,149
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA2 Class A1†	5.602% (30 day USD SOFR Average + 1.25%)	#	5/25/2044	2,070,083	2,080,773
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA3 Class A1†	5.402% (30 day USD SOFR Average + 1.05%)	#	10/25/2044	650,000	651,162
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA3 Class M1†	5.352% (30 day USD SOFR Average + 1.00%)	#	10/25/2044	169,468	169,534

See Notes to Schedule of Investments.	183

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1 Class M1†	5.602% (30 day USD SOFR Average + 1.25%)	#	3/25/2044	$1,545,099	$1,548,559
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA2 Class A1†	5.602% (30 day USD SOFR Average + 1.25%)	#	8/25/2044	332,500	334,825
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2025-DNA1 Class A1†	5.302% (30 day USD SOFR Average + 0.95%)	#	1/25/2045	328,375	328,683
Federal National Mortgage Association Connecticut Avenue Securities Series 2024-R05 Class 2A1†	5.352% (30 day USD SOFR Average + 1.00%)	#	7/25/2044	967,380	968,771
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R03 Class 2M1†	5.503% (30 day USD SOFR Average + 1.15%)	#	3/25/2044	1,025,993	1,027,047
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R04 Class 1A1†	5.352% (30 day USD SOFR Average + 1.00%)	#	5/25/2044	792,465	793,280
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R06 Class 1A1†	5.502% (30 day USD SOFR Average + 1.15%)	#	9/25/2044	656,191	658,263
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R01 Class 1A1†	5.303% (30 day USD SOFR Average + 0.95%)	#	1/25/2045	750,448	751,665
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R01 Class 1M1†	5.453% (30 day USD SOFR Average + 1.10%)	#	1/25/2045	1,261,758	1,263,421
GS Mortgage Securities Corp. Trust Series 2021-ROSS Class A†	5.727% (1 mo. USD Term SOFR + 1.41%)	#	5/15/2026	1,000,000	963,107
GS Mortgage Securities Corp. Trust Series 2021-ROSS Class H†	10.477% (1 mo. USD Term SOFR + 6.16%)	#	5/15/2026	560,000	116,258
GS Mortgage Securities Trust Series 2015-GS1 Class XA(h)	0.752%	#(i)	11/10/2048	976,572	2,570

184	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust Series 2019-GSA1 Class A4	3.048%		11/10/2052	$300,000	$278,959
Hudson Yards Mortgage Trust Series 2025-SPRL Class A†	5.467%	#(i)	1/13/2040	1,730,000	1,769,097
JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 Class XA(h)	1.201%	#(i)	4/15/2046	52,568	204
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-C24 Class XA(h)	0.788%	#(i)	11/15/2047	338,292	17
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class A†	3.429%		6/10/2027	5,000,000	1,338,802
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class XA†(h)	0.376%	#(i)	6/10/2027	2,906,000	1,308
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class XB†(h)	0.034%	#(i)	6/10/2027	1,292,000	13
JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-C29 Class XA(h)	0.505%	#(i)	5/15/2048	888,572	241
JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4 Class XA(h)	0.572%	#(i)	12/15/2049	3,155,282	22,355
JP Morgan Chase Commercial Mortgage Securities Trust Series 2017-JP7 Class XA(h)	1.02%	#(i)	9/15/2050	5,915,715	110,653
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-PTC Class A†	5.809% (1 mo. USD Term SOFR + 1.50%)	#	4/15/2031	658,000	375,401
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-PTC Class B†	6.509% (1 mo. USD Term SOFR + 2.20%)	#	4/15/2031	449,000	216,159
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-PTC Class C†	6.909% (1 mo. USD Term SOFR + 2.60%)	#	4/15/2031	332,000	139,662
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class XBFX†(h)	0.377%	#(i)	7/5/2033	95,152,000	573,140
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2018-AON Class XA†(h)	0.485%	#(i)	7/5/2031	129,394,000	5,823
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2018-AON Class XB†(h)	0.154%	#(i)	7/5/2031	50,413,000	640
KIND Commercial Mortgage Trust Series 2024-1 Class A†	6.202% (1 mo. USD Term SOFR + 1.89%)	#	8/15/2041	670,000	672,462
LBA Trust Series 2024-7IND Class A†	5.755% (1 mo. USD Term SOFR + 1.44%)	#	10/15/2041	550,000	551,481
LoanCore Issuer Ltd. Series 2025-CRE8 Class A†	5.76% (1 mo. USD Term SOFR + 1.39%)	#	8/17/2042	820,000	819,111

See Notes to Schedule of Investments.	185

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Lstar Commercial Mortgage Trust Class XB†(h)	0.673%	#(i)	3/10/2049	$19,753,000	$111,493
Lstar Commercial Mortgage Trust Series 2016-4 Class XA†(h)	1.691%	#(i)	3/10/2049	815,974	4,657
LSTAR Commercial Mortgage Trust Series 2017-5 Class A3†	4.50%		3/10/2050	688,487	685,691
MF1 LLC Series 2024-FL14 Class A†	6.051% (1 mo. USD Term SOFR + 1.74%)	#	3/19/2039	2,270,000	2,280,137
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23 Class XA(h)	0.525%	#(i)	7/15/2050	4,643,640	877
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27 Class A4	3.753%		12/15/2047	320,000	317,288
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31 Class XA(h)	1.257%	#(i)	11/15/2049	3,720,258	53,701
Morgan Stanley Capital I Trust Series 2016-UB11 Class XA(h)	1.431%	#(i)	8/15/2049	3,277,212	48,149
Morgan Stanley Capital I Trust Series 2024-NSTB Class A†	3.90%	#(i)	9/24/2057	1,591,465	1,536,734
MSCG Trust Series 2015-ALDR Class A1†	2.612%		6/7/2035	25,014	24,853
Residential Mortgage Loan Trust Series 2020-1 Class A1†	2.376%	#(i)	1/26/2060	15,924	15,697
ROCK Trust Series 2024-CNTR Class A†	5.388%		11/13/2041	1,480,000	1,503,131
Starwood Mortgage Residential Trust Series 2020-1 Class A1†	2.275%	#(i)	2/25/2050	19,300	18,478
SWCH Commercial Mortgage Trust Series 2025-DATA Class A†	5.75% (1 mo. USD Term SOFR + 1.44%)	#	3/15/2042	910,000	909,200
Towd Point Mortgage Trust Series 2019-HY1 Class M2†	6.434% (1 mo. USD Term SOFR + 2.11%)	#	10/25/2048	900,000	936,824
UBS Commercial Mortgage Trust Series 2019-C18 Class A4	3.035%		12/15/2052	80,000	73,243
Wells Fargo Commercial Mortgage Trust Series 2015-C29 Class XA(h)	0.548%	#(i)	6/15/2048	2,380,852	106
Wells Fargo Commercial Mortgage Trust Series 2015-C29 Class XB(h)	0.011%	#(i)	6/15/2048	58,000,000	429
Wells Fargo Commercial Mortgage Trust Series 2015-SG1 Class A4	3.789%		9/15/2048	296,305	294,539
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 Class XA(h)	1.705%	#(i)	8/15/2049	1,546,774	28,675
Wells Fargo Commercial Mortgage Trust Series 2016-LC24 Class XB(h)	0.977%	#(i)	10/15/2049	7,056,835	95,876

186	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust Series 2019-C50 Class A5	3.729%		5/15/2052	$150,000	$143,163
Wells Fargo Commercial Mortgage Trust Series 2024-5C1 Class A3	5.928%		7/15/2057	1,080,000	1,127,441
Wells Fargo Commercial Mortgage Trust Series 2025-5C3 Class A3	6.096%		1/15/2058	1,600,000	1,686,117
WFRBS Commercial Mortgage Trust Series 2014-C21 Class XB(h)	0.46%	#(i)	8/15/2047	13,559,314	29,580
Total Non-Agency Commercial Mortgage-Backed Securities (cost $48,287,373)					44,699,884

U.S. TREASURY OBLIGATIONS 4.49%
U.S. Treasury Inflation-Indexed Notes(k)	0.125%		4/15/2026	6,981,460	6,912,280
U.S. Treasury Notes	4.25%		11/30/2026	25,418,000	25,518,282
Total U.S. Treasury Obligations (cost $32,300,267)					32,430,562
Total Long-Term Investments (cost $722,213,173)					720,564,313

SHORT-TERM INVESTMENTS 0.81%

REPURCHASE AGREEMENTS 0.81%
Repurchase Agreement dated 2/28/2025, 2.050% due 3/3/2025 with Fixed Income Clearing Corp. collateralized by $1,968,000 of U.S. Treasury Note at 4.375% due 7/31/2026; value: $1,981,594; proceeds: $1,943,040 (cost $1,942,709)				1,942,709	1,942,709
Repurchase Agreement dated 2/28/2025, 4.150% due 3/3/2025 with JPMorgan Securities LLC collateralized by $1,973,500 of U.S. Treasury Bond at 4.125% due 2/29/2032; value: $1,973,469; proceeds: $1,934,669 (cost $1,934,000)				1,934,000	1,934,000
Repurchase Agreement dated 2/28/2025, 4.150% due 3/3/2025 with JPMorgan Securities LLC collateralized by $2,000,000 of U.S. Treasury Bond at 4.125% due 2/29/2032; value: $2,000,000; proceeds: $1,960,678 (cost $1,960,000)				1,960,000	1,960,000
Total Repurchase Agreements (cost $5,836,709)					5,836,709
Total Investments in Securities 100.67% (cost $728,049,882)					726,401,022
Other Assets and Liabilities – Net(l) (0.67)%					(4,831,061)
Net Assets 100.00%					$721,569,961

CMT	Constant Maturity Rate.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.

See Notes to Schedule of Investments.	187

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2025

REITS	Real Estate Investment Trusts.
REMICS	Real Estate Mortgage Investment Conduits.
RFUCCT	Refinitiv USD IBOR Consumer Cash Fallbacks Term.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At February 28, 2025, the total value of Rule 144A securities was $403,441,491, which represents 55.91% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at February 28, 2025.
(a)	Foreign security traded in U.S. dollars.
(b)	Securities purchased on a when-issued basis.
(c)	Step Bond – Security with a predetermined schedule of interest rate changes.
(d)	Defaulted (non-income producing security).
(e)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(f)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at February 28, 2025.
(g)	Interest Rate to be determined.
(h)	Interest-only security. The principal amount shown is a notional amount representing the outstanding principal of the underlying debt obligation(s). Holders of interest only securities do not receive principal payments on the underlying debt obligation(s).
(i)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(j)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(k)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on a principal amount that is adjusted for inflation based on the Consumer Price Index.
(l)	Other Assets and Liabilities – Net include net unrealized appreciation/(depreciation) on futures contracts and swap contracts as follows:

Centrally Cleared Credit Default Swap Contracts on Indexes/Issuers - Sell Protection at February 28, 2025(1):

Referenced Indexes/Issuers	Central Clearing Party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Value
CDX.NA.IG.S41(4)	Bank of America	1.00%	12/20/2028	$6,540,000	$46,225	$96,868	$143,093
CDX.NA.IG.S42(4)	Bank of America	1.00%	6/20/2029	7,718,000	144,553	25,337	169,890
					$190,778	$122,205	$312,983

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap contracts agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap contracts and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $122,205.
Total unrealized depreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $0.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).

188	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2025

Centrally Cleared Interest Rate Swap Contracts at February 28, 2025:

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Payments Upfront(1)	Unrealized Appreciation/ (Depreciation)	Value
Bank of America(2)	0.173%	3-Month USD SOFR Index	10/21/2025	$165,637	$–	$4,212	$4,212

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Payments Upfront(1)	Unrealized Appreciation/ (Depreciation)	Value
Bank of America(2)	3-Month USD Fed Funds Index	0.184%	10/21/2025	$165,637	$–	$(4,198)	$(4,198)
Bank of America(2)	12-Month USD SOFR Index	3.750%	12/18/2026	25,000,000	(63,888)	10,112	(53,776)
Unrealized Depreciation on Centrally Cleared Interest Rate Swap Contracts					$(63,888)	$5,914	$(57,974)

SOFR	Secured Overnight Financing Rate.
(1)	Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(2)	Central clearinghouse: Chicago Mercantile Exchange (CME).

Centrally Cleared Consumer Price Index (“CPI”) Swap Contracts at February 28, 2025:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Appreciation
Bank of America	1.976%	CPI Urban Consumer NSA	12/2/2028	$10,000,000	$1,516,073
Bank of America	1.990%	CPI Urban Consumer NSA	7/18/2025	85,000,000	511,714	(1)
Bank of America	2.107%	CPI Urban Consumer NSA	2/21/2031	5,000,000	697,831
Bank of America	2.113%	CPI Urban Consumer NSA	12/29/2027	5,000,000	693,541
Bank of America	2.269%	CPI Urban Consumer NSA	10/30/2030	10,000,000	1,168,604
Bank of America	2.285%	CPI Urban Consumer NSA	5/31/2028	10,000,000	1,148,865
Bank of America	2.310%	CPI Urban Consumer NSA	6/1/2028	10,000,000	1,123,758
Bank of America	2.341%	CPI Urban Consumer NSA	8/27/2028	10,000,000	1,064,977
Bank of America	2.345%	CPI Urban Consumer NSA	8/14/2028	10,000,000	1,059,959
Bank of America	2.353%	CPI Urban Consumer NSA	6/6/2028	10,000,000	1,077,065
Bank of America	2.370%	CPI Urban Consumer NSA	4/18/2030	25,000,000	2,585,332
Bank of America	2.375%	CPI Urban Consumer NSA	8/9/2028	10,000,000	1,027,894
Bank of America	2.380%	CPI Urban Consumer NSA	7/6/2028	10,000,000	1,039,565
Bank of America	2.384%	CPI Urban Consumer NSA	10/1/2028	10,000,000	1,030,867

See Notes to Schedule of Investments.	189

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2025

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Appreciation
Bank of America	2.390%	CPI Urban Consumer NSA	8/3/2028	$10,000,000	$1,010,949
Bank of America	2.393%	CPI Urban Consumer NSA	5/11/2028	10,000,000	1,018,531
Bank of America	2.396%	CPI Urban Consumer NSA	10/9/2028	10,000,000	1,020,312
Bank of America	2.408%	CPI Urban Consumer NSA	5/21/2028	5,000,000	505,220
Bank of America	2.409%	CPI Urban Consumer NSA	12/24/2029	15,000,000	119,500
Bank of America	2.439%	CPI Urban Consumer NSA	12/10/2034	8,000,000	52,542
Bank of America	2.493%	CPI Urban Consumer NSA	6/28/2030	25,000,000	2,351,656
Bank of America	2.495%	CPI Urban Consumer NSA	5/8/2026	45,000,000	190,864
Bank of America	2.500%	CPI Urban Consumer NSA	10/4/2025	50,000,000	795,766
Bank of America	2.510%	CPI Urban Consumer NSA	6/30/2030	20,000,000	1,840,441
Bank of America	2.602%	CPI Urban Consumer NSA	2/4/2028	25,000,000	37,173
Bank of America	2.605%	CPI Urban Consumer NSA	9/19/2028	60,000,000	187,637
Bank of America	2.850%	CPI Urban Consumer NSA	10/28/2027	30,000,000	4,794
Bank of America	3.150%	CPI Urban Consumer NSA	3/2/2027	80,000,000	2,042,976
Total Unrealized Appreciation on Centrally Cleared CPI Swap Contracts					$26,924,406

Centrally Cleared Consumer Price Index (“CPI”) Swap Contracts at February 28, 2025:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Depreciation
Bank of America	2.474%	CPI Urban Consumer NSA	7/26/2044	$8,200,000		$(49,649)
Bank of America	2.519%	CPI Urban Consumer NSA	11/1/2039	10,000,000		(28,650)
Bank of America	2.638%	CPI Urban Consumer NSA	11/15/2051	19,000,000	(13,699	)(2)
Bank of America	2.665%	CPI Urban Consumer NSA	3/9/2052	22,000,000	(489,604	)(3)
Bank of America	2.864%	CPI Urban Consumer NSA	3/22/2032	8,000,000	(589,066	)(4)
Total Unrealized Depreciation on Centrally Cleared CPI Swap Contracts						$(1,170,668)

190	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2025

Centrally Cleared Consumer Price Index (“CPI”) Swap Contracts at February 28, 2025:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Depreciation
NSA	Non-seasonally adjusted.

(1)	Unrealized appreciation on Centrally Cleared CPI Swap Contract is $523,511, which includes upfront payment of $(11,797). Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(2)	Unrealized appreciation on Centrally Cleared CPI Swap Contract is $(40,300), which includes upfront payment of $26,601. Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(3)	Unrealized appreciation on Centrally Cleared CPI Swap Contract is $(1,095,525), which includes upfront payment of $605,921. Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(4)	Unrealized appreciation on Centrally Cleared CPI Swap Contract is $(115,963), which includes upfront payment of $(473,103). Upfront payments paid (received) by Central Clearing Party are presented net of amortization.

Consumer Price Index (“CPI”) OTC Swap Contracts at February 28, 2025:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Appreciation
Bank of America	1.676%	CPI Urban Consumer NSA	8/4/2026	$15,000,000	$2,802,003
Bank of America	2.100%	CPI Urban Consumer NSA	4/26/2025	10,000,000	1,282,411
Bank of America	2.213%	CPI Urban Consumer NSA	10/25/2032	5,000,000	667,167
Bank of America	2.275%	CPI Urban Consumer NSA	1/6/2026	20,000,000	2,339,849
Bank of America	2.298%	CPI Urban Consumer NSA	4/5/2029	5,000,000	564,483
Bank of America	2.301%	CPI Urban Consumer NSA	3/28/2029	5,000,000	563,305
Bank of America	2.348%	CPI Urban Consumer NSA	3/10/2032	5,000,000	531,960
Bank of America	2.398%	CPI Urban Consumer NSA	2/12/2033	5,000,000	495,324
Barclays Bank PLC	2.128%	CPI Urban Consumer NSA	6/22/2025	10,000,000	1,223,197
Barclays Bank PLC	2.410%	CPI Urban Consumer NSA	2/1/2032	10,000,000	984,777
Deutsche Bank AG	2.465%	CPI Urban Consumer NSA	11/30/2031	5,000,000	113,555
Deutsche Bank AG	2.505%	CPI Urban Consumer NSA	12/7/2031	5,000,000	66,674
Deutsche Bank AG	2.518%	CPI Urban Consumer NSA	4/17/2026	15,000,000	676,826
Total Unrealized Appreciation on CPI OTC Swap Contracts					$12,311,531

See Notes to Schedule of Investments.	191

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2025

Consumer Price Index (“CPI”) OTC Swap Contracts at February 28, 2025:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Depreciation
Bank of America	CPI Urban Consumer NSA	1.645%	10/1/2025	$15,000,000	$(2,630,061)
Bank of America	CPI Urban Consumer NSA	1.813%	3/31/2026	5,000,000	(861,282)
Deutsche Bank AG	3.010%	CPI Urban Consumer NSA	2/15/2033	15,000,000	(1,515,361)
Deutsche Bank AG	2.750%	CPI Urban Consumer NSA	3/30/2032	6,000,000	(267,109)
Total Unrealized Depreciation on CPI OTC Swap Contracts					$(5,273,813)

CPI	Consumer Price Index: Rate fluctuates based on CPI.
NSA	Non-seasonally adjusted.

Futures Contracts at February 28, 2025:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	June 2025	1,059	Long	$218,234,419	$219,179,906	$945,487
U.S. 5-Year Treasury Note	June 2025	1,195	Long	127,864,745	128,985,313	1,120,568
Total Unrealized Appreciation on Futures Contracts						$2,066,055

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Ultra Treasury Note	June 2025	39	Short	$(4,366,712)	$(4,455,750)	$(89,038)

192	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

INFLATION FOCUSED FUND February 28, 2025

The following is a summary of the inputs used as of February 28, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$149,425,330	$–	$149,425,330
Convertible Bonds	–	727,842	–	727,842
Corporate Bonds
Oil & Gas	–	59,292,227	5	59,292,232
Remaining Industries	–	376,566,388	–	376,566,388
Floating Rate Loans	–	14,921,448	–	14,921,448
Foreign Government Obligations	–	7,882,750	–	7,882,750
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	148,714	–	148,714
Government Sponsored Enterprises Pass-Throughs	–	34,469,163	–	34,469,163
Non-Agency Commercial Mortgage-Backed Securities	–	44,699,884	–	44,699,884
U.S. Treasury Obligations	–	32,430,562	–	32,430,562
Short-Term Investments
Repurchase Agreements	–	5,836,709	–	5,836,709
Total	$–	$726,401,017	$5	$726,401,022
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$312,983	$–	$312,983
Liabilities	–	–	–	–
Centrally Cleared Interest Rate Swap Contracts
Assets	–	4,212	–	4,212
Liabilities	–	(57,974)	–	(57,974)
Centrally Cleared CPI Swap Contracts
Assets	–	26,924,406	–	26,924,406
Liabilities	–	(1,170,668)	–	(1,170,668)
OTC CPI Swap Contracts
Assets	–	12,311,531	–	12,311,531
Liabilities	–	(5,273,813)	–	(5,273,813)
Futures Contracts
Assets	2,066,055	–	–	2,066,055
Liabilities	(89,038)	–	–	(89,038)
Total	$1,977,017	$33,050,677	$–	$35,027,694

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Schedule of Investments.	193

Schedule of Investments (unaudited)

MULTI-ASSET BALANCED OPPORTUNITY FUND February 28, 2025

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.95%

INVESTMENTS IN UNDERLYING FUNDS(a) 99.95%
Lord Abbett Affiliated Fund, Inc.-Class I(b)(c)	9,300,714	$182,573,025
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I(b)(d)	32,220,174	299,969,819
Lord Abbett Research Fund, Inc.-Dividend Growth Fund-Class I(b)(e)	11,828,290	279,147,641
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I(b)(f)	17,052,593	73,155,625
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I*(b)(c)	15,710,276	248,536,562
Lord Abbett Securities Trust-Growth Leaders Fund-Class I*(b)(g)	4,178,146	202,431,169
Lord Abbett Investment Trust-High Yield Fund-Class I(b)(h)	15,255,159	98,395,776
Lord Abbett Investment Trust-Income Fund-Class I(b)(i)	78,398,629	192,860,626
Lord Abbett Securities Trust-International Equity Fund-Class I(b)(j)	5,223,679	81,802,809
Lord Abbett Securities Trust-International Value Fund-Class I(b)(k)	8,322,052	71,569,646
Lord Abbett Investment Trust-Short Duration Income Fund-Class I(b)(i)	31,267,259	121,316,967
Lord Abbett Investment Trust-Ultra Short Bond Fund-Class I(b)(l)	301,746	3,029,530
Lord Abbett Securities Trust-Value Opportunities Fund-Class I*(b)(m)	4,684,264	92,607,900
Lord Abbett Private Credit Fund(n)(o)(p)	854,624	21,570,719
Total Investments in Underlying Funds (cost $1,786,009,370)		1,968,967,814

	Principal Amount

SHORT-TERM INVESTMENTS 0.10%

REPURCHASE AGREEMENTS 0.10%
Repurchase Agreement dated 2/28/2025, 2.050% due 3/3/2025 with Fixed Income Clearing Corp. collateralized by $2,012,600 of U.S. Treasury Note at 4.375% due 7/31/2026; value: $2,026,535; proceeds: $1,987,042 (cost $1,986,703)	$1,986,703	1,986,703
Total Investments in Securities 100.05% (cost $1,787,996,073)		1,970,954,517
Other Assets and Liabilities – Net(q) (0.05)%		(926,604)
Net Assets 100.00%		$1,970,027,913

*	Non-income producing security.
(a)	Affiliated Funds. See Note 5.
(b)	These investments offer daily redemptions.
(c)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(d)	Fund investment objective is to seek income and capital appreciation to produce a high total return.
(e)	Fund investment objective is to seek current income and capital appreciation.
(f)	Fund investment objective is to seek high total return.
(g)	Fund investment objective is to seek capital appreciation.
(h)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(i)	Fund investment objective is to seek a high level of income consistent with preservation of capital.

194	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

MULTI-ASSET BALANCED OPPORTUNITY FUND February 28, 2025

(j)	Fund investment objective is to seek long-term capital appreciation.
(k)	Fund investment objective is to seek a high level of total return.
(l)	Fund investment objective is to seek current income consistent with the preservation of capital.
(m)	Fund investment objective is long-term capital appreciation.
(n)	Fund investment objective is to generate current income and, to a lesser extent, long-term capital appreciation.
(o)	Restricted securities (including private placement) – investments in securities not registered under the Securities Act of 1933 (excluding 144A issues). At February 28, 2025, the value of restricted securities (excluding 144A issues) amounted to $21,570,719 or 1.09% of net assets.
(p)	Fund is a business development company (“BDC”) under the Investment Company Act of 1940.
(q)	Other Assets and Liabilities – Net include net unrealized appreciation/(depreciation) on futures contracts as follows:

Futures Contracts at February 28, 2025:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
E-mini S&P 500 Index	March 2025	164	Short	$(49,710,871)	$(48,898,650)	$812,221

The following is a summary of the inputs used as of February 28, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Investments in Underlying Funds	$1,947,397,095	$21,570,719	$–	$1,968,967,814
Short-Term Investments
Repurchase Agreements	–	1,986,703	–	1,986,703
Total	$1,947,397,095	$23,557,422	$–	$1,970,954,517
Other Financial Instruments
Futures Contracts
Assets	$812,221	$–	$–	$812,221
Liabilities	–	–	–	–
Total	$812,221	$–	$–	$812,221

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each investment in Underlying Funds. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	195

Schedule of Investments (unaudited)

MULTI-ASSET INCOME FUND February 28, 2025

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.95%

INVESTMENTS IN UNDERLYING FUNDS(a) 99.95%
Lord Abbett Affiliated Fund, Inc.-Class I(b)(c)	2,158,494	$42,371,248
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I(b)(d)	28,543,953	265,744,200
Lord Abbett Research Fund, Inc.-Dividend Growth Fund-Class I(b)(e)	2,698,500	63,684,594
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I(b)(f)	6,321,147	27,117,720
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I*(b)(c)	3,740,335	59,172,097
Lord Abbett Securities Trust-Growth Leaders Fund-Class I*(b)(g)	981,083	47,533,454
Lord Abbett Investment Trust-High Yield Fund-Class I(b)(h)	9,448,185	60,940,795
Lord Abbett Investment Trust-Income Fund-Class I(b)(i)	36,174,350	88,988,902
Lord Abbett Securities Trust-International Equity Fund-Class I(b)(j)	2,374,229	37,180,429
Lord Abbett Securities Trust-International Value Fund-Class I(b)(k)	3,415,327	29,371,818
Lord Abbett Investment Trust-Short Duration Income Fund-Class I(b)(i)	9,435,118	36,608,257
Lord Abbett Investment Trust-Ultra Short Bond Fund-Class I(b)(l)	113,133	1,135,854
Lord Abbett Securities Trust-Value Opportunities Fund-Class I*(b)(m)	1,109,285	21,930,562
Lord Abbett Private Credit Fund(n)(o)(p)	373,898	9,437,177
Total Investments in Underlying Funds (cost $766,151,628)		791,217,107

	Principal Amount

SHORT-TERM INVESTMENTS 0.08%

REPURCHASE AGREEMENTS 0.08%
Repurchase Agreement dated 2/28/2025, 2.050% due 3/3/2025 with Fixed Income Clearing Corp. collateralized by $682,600 of U.S. Treasury Note at 0.875% due 9/30/2026; value: $651,573; proceeds: $638,883 (cost $638,774)	$638,774	638,774
Total Investments in Securities 100.03% (cost $766,790,402)		791,855,881
Other Assets and Liabilities – Net(q) (0.03)%		(235,141)
Net Assets 100.00%		$791,620,740

*	Non-income producing security.
(a)	Affiliated Funds. See Note 5.
(b)	These investments offer daily redemptions.
(c)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(d)	Fund investment objective is to seek income and capital appreciation to produce a high total return.
(e)	Fund investment objective is to seek current income and capital appreciation.
(f)	Fund investment objective is to seek high total return.
(g)	Fund investment objective is to seek capital appreciation.
(h)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(i)	Fund investment objective is to seek a high level of income consistent with preservation of capital.

196	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

MULTI-ASSET INCOME FUND February 28, 2025

(j)	Fund investment objective is to seek long-term capital appreciation.
(k)	Fund investment objective is to seek a high level of total return.
(l)	Fund investment objective is to seek current income consistent with the preservation of capital.
(m)	Fund investment objective is long-term capital appreciation.
(n)	Fund investment objective is to generate current income and, to a lesser extent, long-term capital appreciation.
(o)	Restricted securities (including private placement) – investments in securities not registered under the Securities Act of 1933 (excluding 144A issues). At February 28, 2025, the value of restricted securities (excluding 144A issues) amounted to $9,437,177 or 1.19% of net assets.
(p)	Fund is a business development company (“BDC”) under the Investment Company Act of 1940.
(q)	Other Assets and Liabilities – Net include net unrealized appreciation/(depreciation) on futures contracts as follows:

Futures Contracts at February 28, 2025:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
E-mini S&P 500 Index	March 2025	105	Short	$(31,159,238)	$(31,307,063)	$(147,825)

The following is a summary of the inputs used as of February 28, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Investments in Underlying Funds	$781,779,930	$9,437,177	$–	$791,217,107
Short-Term Investments
Repurchase Agreements	–	638,774	–	638,774
Total	$781,779,930	$10,075,951	$–	$791,855,881
Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(147,825)	–	–	(147,825)
Total	$(147,825)	$–	$–	$(147,825)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each investment in Underlying Funds. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	197

Schedule of Investments (unaudited)

SHORT DURATION CORE BOND FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 99.87%

ASSET-BACKED SECURITIES 21.38%

Automobiles 11.67%
Ally Bank Auto Credit-Linked Notes Series 2024-A Class B†	5.827%		5/17/2032	$1,561,741	$1,586,821
Americredit Automobile Receivables Trust Series 2023-1 Class A3	5.62%		11/18/2027	1,500,000	1,509,206
Bayview Opportunity Master Fund VII LLC Series 2024-CAR1 Class C†	5.852% (30 day USD SOFR Average + 1.50%)	#	12/26/2031	737,888	740,638
CarMax Auto Owner Trust Series 2023-1 Class B	4.98%		1/16/2029	1,265,000	1,276,008
CarMax Auto Owner Trust Series 2023-2 Class B	5.18%		11/15/2028	850,000	861,228
CarMax Auto Owner Trust Series 2024-2 Class A3	5.50%		1/16/2029	1,175,000	1,194,459
Carvana Auto Receivables Trust Series 2024-P2 Class A2	5.63%		11/10/2027	757,979	761,301
Chase Auto Owner Trust Series 2024-1A Class A3†	5.13%		5/25/2029	1,260,000	1,274,893
Citizens Auto Receivables Trust Series 2023-1 Class A3†	5.84%		1/18/2028	1,245,000	1,256,400
Citizens Auto Receivables Trust Series 2023-2 Class A3†	5.83%		2/15/2028	2,325,000	2,353,205
Credit Acceptance Auto Loan Trust Series 2023-1A Class A†	6.48%		3/15/2033	1,705,000	1,721,273
Exeter Automobile Receivables Trust Series 2023-1A Class D	6.69%		6/15/2029	1,270,000	1,301,789
Exeter Automobile Receivables Trust Series 2023-3A Class C	6.21%		6/15/2028	1,411,000	1,427,328
Exeter Automobile Receivables Trust Series 2024-2A Class C	5.74%		5/15/2029	1,530,000	1,552,426
Exeter Automobile Receivables Trust Series 2024-3A Class B	5.57%		9/15/2028	765,000	773,105
Flagship Credit Auto Trust Series 2022-3 Class A3†	4.55%		4/15/2027	439,520	439,610
Flagship Credit Auto Trust Series 2022-4 Class A3†	6.32%		6/15/2027	386,931	388,232
Flagship Credit Auto Trust Series 2023-1 Class A3†	5.01%		8/16/2027	957,904	958,990
Ford Credit Auto Lease Trust Series 2024-A Class B	5.29%		6/15/2027	1,105,000	1,115,356
Ford Credit Auto Lease Trust Series 2025-A Class A3	4.72%		6/15/2028	865,000	870,975
GLS Auto Receivables Issuer Trust Series 2023-3A Class A2†	6.04%		3/15/2027	435,871	436,813
GM Financial Automobile Leasing Trust Series 2023-1 Class B	5.51%		1/20/2027	720,000	722,236
GM Financial Automobile Leasing Trust Series 2023-2 Class B	5.54%		5/20/2027	1,010,000	1,016,312

198	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 28, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Hertz Vehicle Financing III LP Series 2021-2A Class A†	1.68%	12/27/2027	$620,000	$590,535
Honda Auto Receivables Owner Trust Series 2024-2 Class A3	5.27%	11/20/2028	1,420,000	1,440,170
Hyundai Auto Lease Securitization Trust Series 2025-A Class A3†	4.83%	1/18/2028	830,000	837,732
LAD Auto Receivables Trust Series 2024-2A Class A3†	5.61%	8/15/2028	1,005,000	1,015,175
LAD Auto Receivables Trust Series 2024-3A Class A4†	4.60%	12/17/2029	1,195,000	1,200,373
LAD Auto Receivables Trust Series 2025-1A Class B†	5.05%	5/15/2030	1,510,000	1,525,757
M&T Bank Auto Receivables Trust Series 2024-1A Class A3†	5.22%	2/17/2032	2,804,000	2,841,834
Mercedes-Benz Auto Lease Trust Series 2024-A Class A4	5.32%	2/15/2030	2,380,000	2,425,641
Mercedes-Benz Auto Receivables Trust Series 2023-2 Class A3	5.95%	11/15/2028	1,544,000	1,571,972
Mercedes-Benz Auto Receivables Trust Series 2025-1 Class A3	4.78%	12/17/2029	850,000	859,982
Merchants Fleet Funding LLC Series 2024-1A Class A†	5.82%	4/20/2037	1,255,000	1,269,923
Navistar Financial Dealer Note Master Owner Trust Series 2024-1 Class A†	5.59%	4/25/2029	1,155,000	1,168,509
Nissan Auto Lease Trust Series 2025-A Class A3	4.75%	3/15/2028	1,295,000	1,306,885
Octane Receivables Trust Series 2022-1A Class A2†	4.18%	3/20/2028	19,706	19,697
Octane Receivables Trust Series 2022-2A Class A†	5.11%	2/22/2028	91,480	91,588
Octane Receivables Trust Series 2022-2A Class B†	5.85%	7/20/2028	1,036,000	1,044,128
Octane Receivables Trust Series 2024-3A Class A2†	4.94%	5/20/2030	1,946,000	1,953,213
OneMain Direct Auto Receivables Trust Series 2019-1A Class A†	3.63%	9/14/2027	183,685	182,998
OneMain Direct Auto Receivables Trust Series 2019-1A Class C†	4.19%	11/14/2028	753,000	747,971
OneMain Direct Auto Receivables Trust Series 2021-1A Class A†	0.87%	7/14/2028	78,185	77,287
OneMain Direct Auto Receivables Trust Series 2021-1A Class B†	1.26%	7/14/2028	317,000	308,437
PenFed Auto Receivables Owner Trust Series 2022-A Class B†	4.60%	12/15/2028	974,000	973,834
Prestige Auto Receivables Trust Series 2022-1A Class B†	6.55%	7/17/2028	232,210	232,468
Santander Bank Auto Credit-Linked Notes Series 2024-A Class A2†	5.605%	6/15/2032	1,367,137	1,388,040

See Notes to Schedule of Investments.	199

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Santander Drive Auto Receivables Trust Series 2023-1 Class C	5.09%		5/15/2030	$1,800,000	$1,811,338
Santander Drive Auto Receivables Trust Series 2023-4 Class A2	6.18%		2/16/2027	35,017	35,051
Santander Drive Auto Receivables Trust Series 2023-5 Class B	6.16%		12/17/2029	1,600,000	1,638,679
Santander Drive Auto Receivables Trust Series 2024-1 Class C	5.45%		3/15/2030	1,240,000	1,259,498
Santander Drive Auto Receivables Trust Series 2024-2 Class B	5.78%		7/16/2029	1,680,000	1,714,254
SBNA Auto Lease Trust Series 2025-A Class A3†	4.83%		4/20/2028	965,000	970,463
Toyota Lease Owner Trust Series 2025-A Class A3†	4.75%		2/22/2028	1,610,000	1,619,966
Westlake Automobile Receivables Trust Series 2023-1A Class A3†	5.21%		1/18/2028	643,830	644,546
Westlake Automobile Receivables Trust Series 2023-3A Class A2A†	5.96%		10/15/2026	272,824	273,313
Westlake Automobile Receivables Trust Series 2024-1A Class C†	5.65%		2/15/2029	995,000	1,010,698
Westlake Automobile Receivables Trust Series 2024-2A Class B†	5.62%		3/15/2030	1,125,000	1,142,430
World Omni Auto Receivables Trust Series 2023-D Class A3	5.79%		2/15/2029	1,828,000	1,857,881
Total					64,590,870

Credit Card 1.08%
Capital One Multi-Asset Execution Trust Series 2005-B3 Class B3	5.114% (3 mo. USD Term SOFR + 0.81%)	#	5/15/2028	1,555,000	1,552,799
First National Master Note Trust Series 2024-1 Class A	5.34%		5/15/2030	1,865,000	1,902,514
First National Master Notes Trust Series 2025-1 Class A	4.85%		2/15/2030	910,000	920,140
World Financial Network Credit Card Master Trust Series 2023-A Class A	5.02%		3/15/2030	1,610,000	1,622,422
Total					5,997,875

Other 8.61%
522 Funding CLO Ltd. Series 2020-6A Class A1R2†	5.49% (3 mo. USD Term SOFR + 1.20%)	#	10/23/2034	2,170,000	2,176,816
Affirm Asset Securitization Trust Series 2024-A Class 1A†	5.61%		2/15/2029	840,000	846,998
Affirm Asset Securitization Trust Series 2024-A Class A†	5.61%		2/15/2029	345,000	347,874

200	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Affirm Asset Securitization Trust Series 2024-X1 Class B†	6.34%		5/15/2029	$1,890,000	$1,903,209
Affirm Master Trust Series 2025-1A Class A†	4.99%		2/15/2033	1,050,000	1,054,149
AMMC CLO 23 Ltd. Series 2020-23A Class A1R2†	5.723% (3 mo. USD Term SOFR + 1.42%)	#	4/17/2035	1,500,000	1,502,304
Amur Equipment Finance Receivables XIII LLC Series 2024-1A Class A2†	5.38%		1/21/2031	1,518,001	1,532,459
Ballyrock CLO Ltd. Series 2019-2A Class A1RR†	5.722% (3 mo. USD Term SOFR + 1.40%)	#	2/20/2036	1,000,000	1,004,944
Benefit Street Partners CLO IV Ltd. Series 2014-IVA Class AR4†	5.643% (3 mo. USD Term SOFR + 1.35%)	#	4/20/2034	1,500,000	1,502,294
BSPRT Issuer Ltd. Series 2021-FL7 Class A†	5.746% (1 mo. USD Term SOFR + 1.43%)	#	12/15/2038	125,436	125,707
Canyon Capital CLO Ltd. Series 2019-2A Class BR2†	5.809% (3 mo. USD Term SOFR + 1.50%)	#	10/15/2034	1,250,000	1,252,187
Carlyle Global Market Strategies CLO Ltd. Series 2014-2RA Class A1†	5.635% (3 mo. USD Term SOFR + 1.31%)	#	5/15/2031	237,533	238,886
Carlyle Global Market Strategies CLO Ltd. Series 2015-1A Class AR3†	5.535% (3 mo. USD Term SOFR + 1.24%)	#	7/20/2031	439,046	440,060
Carlyle Global Market Strategies CLO Ltd. Series 2015-4A Class A1JR†	5.843% (3 mo. USD Term SOFR + 1.55%)	#	7/20/2032	1,500,000	1,504,051
Carlyle U.S. CLO Ltd. Series 2019-1A Class A1AR†	5.635% (3 mo. USD Term SOFR + 1.34%)	#	4/20/2031	1,583,517	1,587,783
CIFC Funding Ltd. Series 2013-2A Class A1L2†	5.555% (3 mo. USD Term SOFR + 1.26%)	#	10/18/2030	604,185	605,212
Dell Equipment Finance Trust Series 2023-2 Class A2†	5.84%		1/22/2029	26,634	26,662
DLLAA LLC Series 2023-1A Class A3†	5.64%		2/22/2028	1,590,000	1,615,894
DLLMT LLC Series 2024-1A Class A3†	4.84%		8/21/2028	1,230,000	1,240,659
Dryden 104 CLO Ltd. Series 2022-104A Class A1R†	5.612% (3 mo. USD Term SOFR + 1.29%)	#	8/20/2034	2,040,000	2,046,490

See Notes to Schedule of Investments.	201

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Dryden 43 Senior Loan Fund Series 2016-43A Class AR3†	5.363% (3 mo. USD Term SOFR + 1.07%)	#	4/20/2034	$1,270,000	$1,275,210
Dryden 45 Senior Loan Fund Series 2016-45A Class BRR†	5.952% (3 mo. USD Term SOFR + 1.65%)	#	10/15/2030	370,000	370,560
Dryden 53 CLO Ltd. Series 2017-53A Class A†	5.684% (3 mo. USD Term SOFR + 1.38%)	#	1/15/2031	284,505	285,222
Dryden XXVI Senior Loan Fund Series 2013-26A Class AR†	5.464% (3 mo. USD Term SOFR + 1.16%)	#	4/15/2029	96,420	96,537
Elmwood CLO X Ltd. Series 2021-3A Class A1R†	5.563% (3 mo. USD Term SOFR + 1.27%)	#	4/20/2034	1,500,000	1,502,119
Greystone CRE Notes Ltd. Series 2021-FL3 Class A†	5.448% (1 mo. USD Term SOFR + 1.13%)	#	7/15/2039	300,961	301,066
HGI CRE CLO Ltd. Series 2021-FL1 Class A†	5.476% (1 mo. USD Term SOFR + 1.16%)	#	6/16/2036	81,970	81,576
LoanCore Issuer Ltd. Series 2022-CRE7 Class A†	5.889% (30 day USD SOFR Average + 1.55%)	#	1/17/2037	486,975	488,233
Madison Park Funding XIV Ltd. Series 2014-14A Class BR3†	6.09% (3 mo. USD Term SOFR + 1.80%)	#	10/22/2030	510,000	511,987
Madison Park Funding XLVIII Ltd. Series 2021-48A Class A†	5.705% (3 mo. USD Term SOFR + 1.41%)	#	4/19/2033	1,097,941	1,100,137
Mariner Finance Issuance Trust Series 2024-AA Class B†	5.68%		9/22/2036	1,435,000	1,467,271
Newark BSL CLO 1 Ltd. Series 2016-1A Class A1R†	5.662% (3 mo. USD Term SOFR + 1.36%)	#	12/21/2029	112,809	113,105
OCP CLO Ltd. Series 2014-5A Class A1R†	5.642% (3 mo. USD Term SOFR + 1.34%)	#	4/26/2031	248,275	248,497
OCP CLO Ltd. Series 2016-11A Class A1R2†	5.72% (3 mo. USD Term SOFR + 1.42%)	#	4/26/2036	1,000,000	1,002,936
Octagon Loan Funding Ltd. Series 2014-1A Class ARR†	5.765% (3 mo. USD Term SOFR + 1.44%)	#	11/18/2031	721,865	724,249
PEAC Solutions Receivables LLC Series 2024-2A Class A2†	4.74%		4/20/2027	955,000	956,375

202	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Post Road Equipment Finance LLC Series 2025-1A Class A2†	4.90%		5/15/2031	$1,130,000	$1,135,067
Post Road Equipment Finance Series 2022-1A Class A2†	4.88%		11/15/2028	722,144	722,403
Rad CLO 7 Ltd. Series 2020-7A Class A1R†	5.653% (3 mo. USD Term SOFR + 1.35%)	#	4/17/2036	1,500,000	1,502,248
Regatta XIV Funding Ltd. Series 2018-3A Class AR†	5.40% (3 mo. USD Term SOFR + 1.10%)	#	10/25/2031	1,233,723	1,235,390
Romark CLO Ltd. Series 2017-1A Class A1R†	5.582% (3 mo. USD Term SOFR + 1.29%)	#	10/23/2030	431,054	431,890
RR 26 Ltd. Series 2023-26A Class A1R†(a)	Zero Coupon	(b)	4/15/2038	1,500,000	1,501,125
RR 8 Ltd. Series 2020-8A Class A1R†	5.652% (3 mo. USD Term SOFR + 1.35%)	#	7/15/2037	1,250,000	1,255,181
SCF Equipment Leasing LLC Series 2024-1A Class A3†	5.52%		1/20/2032	2,400,000	2,456,397
Sycamore Tree CLO Ltd. Series 2024-5A Class A1†	5.713% (3 mo. USD Term SOFR + 1.42%)	#	4/20/2036	1,030,000	1,031,614
Verdant Receivables LLC Series 2024-1A Class A2†	5.68%		12/12/2031	1,486,826	1,510,529
Verizon Master Trust Series 2023-6 Class A†	5.35%		9/22/2031	1,725,000	1,780,802
Total					47,642,364

Student Loan 0.02%
Navient Private Education Refi Loan Trust Series 2022-A Class A†	2.23%		7/15/2070	129,736	118,055
Total Asset-Backed Securities (cost $117,578,915)					118,349,164

CORPORATE BONDS 47.84%

Aerospace/Defense 1.19%
BAE Systems PLC (United Kingdom)†(c)	5.00%		3/26/2027	300,000	302,694
BAE Systems PLC (United Kingdom)†(c)	5.125%		3/26/2029	223,000	225,953
Boeing Co.	2.196%		2/4/2026	1,300,000	1,268,806
Boeing Co.	6.259%		5/1/2027	450,000	462,392
Boeing Co.	6.298%		5/1/2029	711,000	745,271
HEICO Corp.	5.25%		8/1/2028	188,000	191,709
Hexcel Corp.	4.95%		8/15/2025	1,345,000	1,344,943
L3Harris Technologies, Inc.	4.40%		6/15/2028	130,000	128,944
Rolls-Royce PLC (United Kingdom)†(c)	3.625%		10/14/2025	1,547,000	1,528,993
Rolls-Royce PLC (United Kingdom)†(c)	5.75%		10/15/2027	400,000	407,409
Total					6,607,114

See Notes to Schedule of Investments.	203

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Agriculture 1.11%
Altria Group, Inc.	4.875%		2/4/2028	$200,000	$201,608
BAT International Finance PLC (United Kingdom)(c)	5.931%		2/2/2029	348,000	362,208
Imperial Brands Finance PLC (United Kingdom)†(c)	3.50%		7/26/2026	1,302,000	1,282,060
Imperial Brands Finance PLC (United Kingdom)†(c)	6.125%		7/27/2027	709,000	731,228
Philip Morris International, Inc.	4.875%		2/13/2029	361,000	364,388
Reynolds American, Inc.	4.45%		6/12/2025	1,240,000	1,239,099
Viterra Finance BV (Netherlands)†(c)	2.00%		4/21/2026	1,800,000	1,738,092
Viterra Finance BV (Netherlands)†(c)	4.90%		4/21/2027	200,000	199,694
Total					6,118,377

Airlines 0.33%
Delta Air Lines, Inc./SkyMiles IP Ltd.†	4.50%		10/20/2025	975,000	973,183
United Airlines Pass-Through Trust Series 2020-1 Class A	5.875%		4/15/2029	811,512	826,667
Total					1,799,850

Auto Manufacturers 2.37%
BMW U.S. Capital LLC†	4.60%		8/13/2027	231,000	231,354
Ford Motor Credit Co. LLC	3.375%		11/13/2025	1,618,000	1,597,174
Ford Motor Credit Co. LLC	4.134%		8/4/2025	1,133,000	1,128,475
Ford Motor Credit Co. LLC	5.85%		5/17/2027	449,000	452,630
General Motors Financial Co., Inc.	5.40%		4/6/2026	218,000	219,354
General Motors Financial Co., Inc.	5.40%		5/8/2027	37,000	37,424
Hyundai Capital America†	5.50%		3/30/2026	335,000	338,159
Hyundai Capital America†	5.529% (SOFR + 1.15%)	#	8/4/2025	1,737,000	1,742,644
Hyundai Capital America†	5.80%		6/26/2025	1,065,000	1,068,114
Hyundai Capital America†	5.95%		9/21/2026	1,543,000	1,572,580
Mercedes-Benz Finance North America LLC†	4.90%		11/15/2027	3,078,000	3,093,326
Volkswagen Group of America Finance LLC†	5.40%		3/20/2026	666,000	669,204
Volkswagen Group of America Finance LLC†	5.70%		9/12/2026	541,000	548,297
Volkswagen Group of America Finance LLC†	6.00%		11/16/2026	388,000	395,272
Total					13,094,007

Auto Parts & Equipment 0.14%
Magna International, Inc. (Canada)(c)	5.98%		3/21/2026	784,000	784,003

Banks 14.64%
ABN AMRO Bank NV (Netherlands)†(c)	6.339% (1 yr. CMT + 1.65%)	#	9/18/2027	300,000	307,639
AIB Group PLC (Ireland)†(c)	6.608% (SOFR + 2.33%)	#	9/13/2029	269,000	284,877

204	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Australia & New Zealand Banking Group Ltd. (Australia)†(c)	4.40%		5/19/2026	$900,000	$897,479
Bank of America Corp.	1.197% (SOFR + 1.01%)	#	10/24/2026	1,276,000	1,249,071
Bank of America Corp.	1.319% (SOFR + 1.15%)	#	6/19/2026	376,000	372,295
Bank of America Corp.	1.734% (SOFR + 0.96%)	#	7/22/2027	220,000	211,673
Bank of America Corp.	3.384% (SOFR + 1.33%)	#	4/2/2026	2,024,000	2,021,923
Bank of Ireland Group PLC (Ireland)†(c)	2.029% (1 yr. CMT + 1.10%)	#	9/30/2027	702,000	673,416
Bank of Ireland Group PLC (Ireland)†(c)	5.601% (SOFR + 1.62%)	#	3/20/2030	636,000	650,698
Bank of Ireland Group PLC (Ireland)†(c)	6.253% (1 yr. CMT + 2.65%)	#	9/16/2026	500,000	504,012
Bank of Montreal (Canada)(c)	5.266%		12/11/2026	169,000	171,544
Barclays PLC (United Kingdom)(c)	2.852% (SOFR + 2.71%)	#	5/7/2026	832,000	829,246
Barclays PLC (United Kingdom)(c)	5.086% (SOFR + 0.96%)	#	2/25/2029	335,000	337,133
Barclays PLC (United Kingdom)(c)	6.496% (SOFR + 1.88%)	#	9/13/2027	1,512,000	1,550,971
Barclays PLC (United Kingdom)(c)	7.325% (1 yr. CMT + 3.05%)	#	11/2/2026	841,000	855,042
BNP Paribas SA (France)†(c)	1.904% (SOFR + 1.61%)	#	9/30/2028	249,269	231,854
BNP Paribas SA (France)†(c)	2.219% (SOFR + 2.07%)	#	6/9/2026	4,490,000	4,458,812
BNP Paribas SA (France)†(c)	5.125% (1 yr. CMT + 1.45%)	#	1/13/2029	259,000	261,736
BNP Paribas SA (France)†(c)	5.497% (SOFR + 1.59%)	#	5/20/2030	480,000	489,315
BPCE SA (France)†(c)	4.50%		3/15/2025	560,000	559,755
BPCE SA (France)†(c)	4.875%		4/1/2026	200,000	200,255
BPCE SA (France)†(c)	5.975% (SOFR + 2.10%)	#	1/18/2027	390,000	394,151
Canadian Imperial Bank of Commerce (Canada)(c)	5.001%		4/28/2028	245,000	248,230
Canadian Imperial Bank of Commerce (Canada)(c)	5.615%		7/17/2026	297,000	301,704
Citibank NA	4.876% (SOFR + 0.71%)	#	11/19/2027	2,397,000	2,409,234
Citigroup, Inc.	3.887% (3 mo. USD Term SOFR + 1.82%)	#	1/10/2028	3,245,000	3,203,508

See Notes to Schedule of Investments.	205

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Citigroup, Inc.(a)	4.786% (SOFR + 0.87%)	#	3/4/2029	$1,234,000	$1,237,605
Citigroup, Inc.	5.174% (SOFR + 1.36%)	#	2/13/2030	839,000	849,261
Citigroup, Inc.	5.61% (SOFR + 1.55%)	#	9/29/2026	1,432,000	1,440,239
Citizens Bank NA	4.575% (SOFR + 2.00%)	#	8/9/2028	650,000	647,039
Danske Bank AS (Denmark)†(c)	5.427% (1 yr. CMT + 0.95%)	#	3/1/2028	527,000	535,783
Deutsche Bank AG (Germany)(c)	4.50%		4/1/2025	1,000,000	999,493
Goldman Sachs Group, Inc.	2.64% (SOFR + 1.11%)	#	2/24/2028	2,287,000	2,201,333
Goldman Sachs Group, Inc.	5.207% (SOFR + 1.08%)	#	1/28/2031	3,000,000	3,037,574
Goldman Sachs Group, Inc.	5.798% (SOFR + 1.08%)	#	8/10/2026	279,000	280,343
HSBC Holdings PLC (United Kingdom)(c)	2.999% (SOFR + 1.43%)	#	3/10/2026	4,270,000	4,268,575
HSBC Holdings PLC (United Kingdom)(c)	4.292% (3 mo. USD Term SOFR + 1.61%)	#	9/12/2026	900,000	897,967
HSBC Holdings PLC (United Kingdom)(a)(c)	4.899% (SOFR + 1.03%)	#	3/3/2029	549,000	550,234
HSBC Holdings PLC (United Kingdom)(c)	5.887% (SOFR + 1.57%)	#	8/14/2027	517,000	526,009
ING Groep NV (Netherlands)(c)	6.083% (SOFR + 1.56%)	#	9/11/2027	808,000	825,339
JPMorgan Chase & Co.	3.782% (3 mo. USD Term SOFR + 1.60%)	#	2/1/2028	1,600,000	1,576,485
KeyBank NA	4.70%		1/26/2026	404,000	404,282
KODIT Global Co. Ltd. (South Korea)†(c)	5.357%		5/29/2027	583,000	591,955
Lloyds Banking Group PLC (United Kingdom)(c)	5.462% (1 yr. CMT + 1.38%)	#	1/5/2028	392,000	397,210
Lloyds Banking Group PLC (United Kingdom)(c)	5.985% (1 yr. CMT + 1.48%)	#	8/7/2027	347,000	353,154
Macquarie Bank Ltd. (Australia)†(c)	5.391%		12/7/2026	309,000	314,775
Macquarie Group Ltd. (Australia)†(c)	1.34% (SOFR + 1.07%)	#	1/12/2027	226,000	219,803
Macquarie Group Ltd. (Australia)†(c)	3.763% (3 mo. USD LIBOR + 1.37%)	#	11/28/2028	754,000	734,079
Macquarie Group Ltd. (Australia)†(c)	5.108% (SOFR + 2.21%)	#	8/9/2026	342,000	342,641

206	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Manufacturers & Traders Trust Co.	4.65%		1/27/2026	$1,216,000	$1,215,547
Manufacturers & Traders Trust Co.	4.70%		1/27/2028	402,000	403,589
Manufacturers & Traders Trust Co.	5.40%		11/21/2025	1,009,000	1,012,970
Morgan Stanley	2.188% (SOFR + 1.99%)	#	4/28/2026	721,000	718,212
Morgan Stanley	5.042% (SOFR + 1.22%)	#	7/19/2030	2,500,000	2,520,622
Morgan Stanley	5.449% (SOFR + 1.63%)	#	7/20/2029	5,196,000	5,318,068
Morgan Stanley Bank NA	5.016% (SOFR + 0.91%)	#	1/12/2029	833,000	840,965
National Securities Clearing Corp.†	5.15%		6/26/2026	1,342,000	1,358,664
NatWest Group PLC (United Kingdom)(c)	4.892% (3 mo. USD LIBOR + 1.75%)	#	5/18/2029	200,000	200,415
NatWest Group PLC (United Kingdom)(c)	5.583% (1 yr. CMT + 1.10%)	#	3/1/2028	222,000	225,765
NatWest Group PLC (United Kingdom)(c)	5.847% (1 yr. CMT + 1.35%)	#	3/2/2027	1,018,000	1,030,655
PNC Financial Services Group, Inc.	5.492% (SOFR + 1.20%)	#	5/14/2030	1,105,000	1,134,918
Santander U.K. Group Holdings PLC (United Kingdom)(c)	1.532% (1 yr. CMT + 1.25%)	#	8/21/2026	1,514,000	1,491,758
Santander U.K. Group Holdings PLC (United Kingdom)(c)	6.534% (SOFR + 2.60%)	#	1/10/2029	391,000	407,459
Santander U.K. Group Holdings PLC (United Kingdom)(c)	6.833% (SOFR + 2.75%)	#	11/21/2026	747,000	757,578
Standard Chartered PLC (United Kingdom)†(c)	5.688% (1 yr. CMT + 1.05%)	#	5/14/2028	332,000	338,094
Standard Chartered PLC (United Kingdom)†(c)	6.187% (1 yr. CMT + 1.85%)	#	7/6/2027	266,000	271,265
Standard Chartered PLC (United Kingdom)†(c)	6.75% (1 yr. CMT + 1.85%)	#	2/8/2028	335,000	347,251
Swedbank AB (Sweden)†(c)	5.411% (SOFR + 1.03%)	#	11/20/2029	468,000	473,151
Swedbank AB (Sweden)†(c)	5.768% (SOFR + 1.38%)	#	6/15/2026	800,000	809,472
Swedbank AB (Sweden)†(c)	6.136%		9/12/2026	388,000	397,018
Truist Financial Corp.	4.26% (SOFR + 1.46%)	#	7/28/2026	236,000	235,638

See Notes to Schedule of Investments.	207

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Truist Financial Corp.	4.873% (SOFR + 1.44%)	#	1/26/2029	$158,000	$158,832
Truist Financial Corp.	5.435% (SOFR + 1.62%)	#	1/24/2030	248,000	252,983
U.S. Bancorp	5.046% (SOFR + 1.06%)	#	2/12/2031	493,000	496,733
U.S. Bancorp	5.384% (SOFR + 1.56%)	#	1/23/2030	190,000	193,992
U.S. Bancorp	6.787% (SOFR + 1.88%)	#	10/26/2027	536,000	554,753
UBS Group AG (Switzerland)†(c)	4.488% (1 yr. CMT + 1.55%)	#	5/12/2026	1,755,000	1,754,285
UBS Group AG (Switzerland)†(c)	5.711% (1 yr. CMT + 1.55%)	#	1/12/2027	2,211,000	2,231,284
UBS Group AG (Switzerland)†(c)	6.442% (SOFR + 3.70%)	#	8/11/2028	1,296,000	1,345,405
UniCredit SpA (Italy)†(c)	2.569% (1 yr. CMT + 2.30%)	#	9/22/2026	1,481,000	1,462,553
Wells Fargo & Co.	2.188% (SOFR + 2.00%)	#	4/30/2026	2,059,000	2,050,740
Wells Fargo & Co.	5.574% (SOFR + 1.74%)	#	7/25/2029	2,069,000	2,121,896
Total					81,039,281

Beverages 0.27%
Bacardi Ltd.†	4.70%		5/15/2028	1,500,000	1,493,512

Biotechnology 0.14%
Illumina, Inc.	4.65%		9/9/2026	305,000	305,009
Illumina, Inc.	5.75%		12/13/2027	446,000	456,992
Total					762,001

Chemicals 0.71%
International Flavors & Fragrances, Inc.†	1.23%		10/1/2025	3,986,000	3,903,737

Commercial Services 0.33%
Element Fleet Management Corp. (Canada)†(c)	5.643%		3/13/2027	164,000	166,961
ITR Concession Co. LLC†	4.197%		7/15/2025	725,000	719,878
Triton Container International Ltd.†	2.05%		4/15/2026	944,000	912,902
Total					1,799,741

Diversified Financial Services 3.10%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(c)	4.45%		10/1/2025	778,000	776,772

208	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Diversified Financial Services (continued)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(c)	6.45%		4/15/2027	$267,000	$275,599
Aircastle Ltd.†	5.25%		8/11/2025	1,477,000	1,478,433
American Express Co.	6.338% (SOFR + 1.33%)	#	10/30/2026	981,000	992,255
Aviation Capital Group LLC†	1.95%		1/30/2026	854,000	831,761
Aviation Capital Group LLC†	1.95%		9/20/2026	1,852,000	1,773,609
Aviation Capital Group LLC†	4.875%		10/1/2025	556,000	555,917
Avolon Holdings Funding Ltd. (Ireland)†(c)	2.125%		2/21/2026	1,640,000	1,598,706
Avolon Holdings Funding Ltd. (Ireland)†(c)	2.75%		2/21/2028	80,000	75,170
Avolon Holdings Funding Ltd. (Ireland)†(c)	4.25%		4/15/2026	725,000	720,625
Avolon Holdings Funding Ltd. (Ireland)†(c)	5.50%		1/15/2026	1,150,000	1,155,621
Avolon Holdings Funding Ltd. (Ireland)†(c)	6.375%		5/4/2028	759,000	786,808
DAE Sukuk Difc Ltd. (United Arab Emirates)(c)	3.75%		2/15/2026	2,600,000	2,572,489
LPL Holdings, Inc.†	4.625%		11/15/2027	1,232,000	1,217,561
LPL Holdings, Inc.	5.70%		5/20/2027	182,000	185,301
LPL Holdings, Inc.	6.75%		11/17/2028	452,000	478,274
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(c)	8.125%		3/30/2029	654,000	688,347
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%		3/15/2027	976,000	970,164
Total					17,133,412

Electric 3.30%
AES Corp.†	3.30%		7/15/2025	2,392,000	2,374,191
Algonquin Power & Utilities Corp. (Canada)(c)	5.365%	(d)	6/15/2026	752,000	757,424
Alliant Energy Finance LLC†	5.40%		6/6/2027	177,000	178,798
American Electric Power Co., Inc.	5.699%		8/15/2025	365,000	366,235
Avangrid, Inc.	3.20%		4/15/2025	1,259,000	1,255,937
CenterPoint Energy Houston Electric LLC	4.80%		3/15/2030	292,000	293,464
Cleco Corporate Holdings LLC	3.743%		5/1/2026	441,000	434,132
DTE Energy Co.	5.10%		3/1/2029	514,000	520,269
Evergy Missouri West, Inc.†	5.15%		12/15/2027	843,000	854,234
Eversource Energy	4.75%		5/15/2026	881,000	882,927
Fells Point Funding Trust†	3.046%		1/31/2027	1,842,000	1,782,262
FirstEnergy Pennsylvania Electric Co.†	5.15%		3/30/2026	871,000	874,481
ITC Holdings Corp.†	4.95%		9/22/2027	307,000	308,793
Liberty Utilities Co.†	5.577%		1/31/2029	423,000	432,565
National Grid PLC (United Kingdom)(c)	5.602%		6/12/2028	215,000	220,907
NextEra Energy Capital Holdings, Inc.	6.051%		3/1/2025	228,000	228,000

See Notes to Schedule of Investments.	209

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 28, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Electric (continued)
NRG Energy, Inc.†	2.00%	12/2/2025	$1,100,000	$1,075,678
Pacific Gas & Electric Co.	3.15%	1/1/2026	826,592	814,316
Pacific Gas & Electric Co.	3.30%	12/1/2027	131,000	124,877
Pacific Gas & Electric Co.	5.45%	6/15/2027	145,000	146,773
Public Service Enterprise Group, Inc.	5.85%	11/15/2027	320,000	330,389
Puget Energy, Inc.	3.65%	5/15/2025	897,000	894,358
System Energy Resources, Inc.	6.00%	4/15/2028	2,149,000	2,234,867
Tampa Electric Co.	4.90%	3/1/2029	445,000	449,474
Vistra Operations Co. LLC†	3.70%	1/30/2027	304,000	297,597
Vistra Operations Co. LLC†	5.05%	12/30/2026	131,000	131,531
Total				18,264,479

Engineering & Construction 0.15%
Jacobs Engineering Group, Inc.	6.35%	8/18/2028	768,000	806,162

Entertainment 0.42%
Warnermedia Holdings, Inc.	3.638%	3/15/2025	1,043,000	1,042,464
Warnermedia Holdings, Inc.	3.755%	3/15/2027	1,148,000	1,120,773
Warnermedia Holdings, Inc.	3.788%	3/15/2025	170,000	169,886
Total				2,333,123

Environmental Control 0.25%
Veralto Corp.	5.50%	9/18/2026	1,346,000	1,364,565

Food 0.02%
Tyson Foods, Inc.	5.40%	3/15/2029	133,000	136,088

Gas 1.23%
National Fuel Gas Co.	4.75%	9/1/2028	963,000	958,415
National Fuel Gas Co.	5.20%	7/15/2025	750,000	749,996
National Fuel Gas Co.	5.50%	1/15/2026	900,000	903,931
National Fuel Gas Co.	5.50%	10/1/2026	241,000	243,917
NiSource, Inc.	5.25%	3/30/2028	1,554,000	1,578,009
Southwest Gas Corp.	5.80%	12/1/2027	883,000	908,782
Spire, Inc.	5.30%	3/1/2026	1,477,000	1,484,821
Total				6,827,871

Hand/Machine Tools 0.32%
Regal Rexnord Corp.	6.05%	2/15/2026	1,029,000	1,037,910
Regal Rexnord Corp.	6.05%	4/15/2028	492,000	503,286
Regal Rexnord Corp.	6.30%	2/15/2030	239,000	249,118
Total				1,790,314

210	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 28, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Health Care-Products 0.38%
GE HealthCare Technologies, Inc.	5.60%	11/15/2025	$389,000	$390,950
Smith & Nephew PLC (United Kingdom)(c)	5.15%	3/20/2027	265,000	267,652
Solventum Corp.	5.40%	3/1/2029	869,000	887,284
Solventum Corp.	5.45%	2/25/2027	526,000	534,773
Total				2,080,659

Health Care-Services 0.91%
Centene Corp.	2.45%	7/15/2028	713,000	650,095
Centene Corp.	4.25%	12/15/2027	2,302,000	2,241,540
Icon Investments Six DAC (Ireland)(c)	5.809%	5/8/2027	265,000	270,629
Icon Investments Six DAC (Ireland)(c)	5.849%	5/8/2029	1,812,000	1,871,649
Total				5,033,913

Insurance 4.43%
AEGON Funding Co. LLC†(e)	5.50%	4/16/2027	1,693,000	1,712,348
Aon Corp.	8.205%	1/1/2027	503,000	531,750
Assurant, Inc.	4.90%	3/27/2028	899,000	904,717
Athene Global Funding†	4.95%	1/7/2027	344,000	345,571
Athene Global Funding†	5.516%	3/25/2027	525,000	533,503
Athene Global Funding†	5.583%	1/9/2029	1,907,000	1,951,787
Athene Global Funding†	5.684%	2/23/2026	363,000	367,063
Brighthouse Financial Global Funding†	1.55%	5/24/2026	1,777,000	1,710,585
Brighthouse Financial Global Funding†	2.00%	6/28/2028	1,505,000	1,367,046
Brighthouse Financial Global Funding†	5.55%	4/9/2027	661,000	669,921
CNO Global Funding†	4.875%	12/10/2027	379,000	379,643
CNO Global Funding†	5.875%	6/4/2027	681,000	698,306
Corebridge Global Funding†	5.20%	1/12/2029	244,000	248,512
Corebridge Global Funding†	5.75%	7/2/2026	161,000	163,607
Equitable Financial Life Global Funding†	5.45%	3/3/2028	411,000	419,929
F&G Global Funding†	5.15%	7/7/2025	1,475,000	1,475,814
GA Global Funding Trust†	1.95%	9/15/2028	1,330,000	1,209,093
GA Global Funding Trust†	3.85%	4/11/2025	2,033,000	2,030,955
GA Global Funding Trust†	5.50%	1/8/2029	158,000	161,327
Jackson Financial, Inc.	5.17%	6/8/2027	305,000	308,330
Jackson National Life Global Funding†	4.90%	1/13/2027	498,000	500,482
Jackson National Life Global Funding†	5.50%	1/9/2026	1,861,000	1,875,471
Jackson National Life Global Funding†	5.55%	7/2/2027	657,000	669,774
Jackson National Life Global Funding†	5.60%	4/10/2026	436,000	440,557
Mutual of Omaha Cos Global Funding†	5.45%	12/12/2028	375,000	385,218
Mutual of Omaha Cos Global Funding†	5.80%	7/27/2026	923,000	936,261

See Notes to Schedule of Investments.	211

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 28, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Insurance (continued)
Principal Life Global Funding II†	5.00%	1/16/2027	$451,000	$455,483
Principal Life Global Funding II†	5.10%	1/25/2029	1,072,000	1,089,483
RGA Global Funding†	5.448%	5/24/2029	363,000	372,999
Sammons Financial Group Global Funding†	5.05%	1/10/2028	244,000	245,821
Sammons Financial Group Global Funding†	5.10%	12/10/2029	364,000	367,252
Total				24,528,608

Internet 0.54%
Netflix, Inc.	4.875%	4/15/2028	1,000,000	1,013,420
Prosus NV (Netherlands)(c)	5.50%	7/21/2025	700,000	700,748
Uber Technologies, Inc.†	4.50%	8/15/2029	1,314,000	1,296,374
Total				3,010,542

Investment Companies 0.94%
Blackstone Private Credit Fund†	4.95%	9/26/2027	786,000	780,360
Blackstone Secured Lending Fund	2.75%	9/16/2026	2,330,000	2,248,703
Blue Owl Capital Corp.	2.625%	1/15/2027	1,494,000	1,423,187
Blue Owl Technology Finance Corp.†	4.75%	12/15/2025	734,000	729,517
Total				5,181,767

Leisure Time 0.29%
Carnival Corp.†	4.00%	8/1/2028	1,650,000	1,586,599

Lodging 0.37%
Hyatt Hotels Corp.	5.75%	1/30/2027	125,000	127,286
Las Vegas Sands Corp.	2.90%	6/25/2025	846,000	840,683
Las Vegas Sands Corp.	3.50%	8/18/2026	705,000	689,366
Las Vegas Sands Corp.	5.90%	6/1/2027	181,000	184,606
Sands China Ltd. (Macau)(c)	5.125%	8/8/2025	218,000	218,018
Total				2,059,959

Machinery: Construction & Mining 0.64%
Caterpillar Financial Services Corp.	4.40%	10/15/2027	1,242,000	1,244,576
Weir Group PLC (United Kingdom)†(c)	2.20%	5/13/2026	2,375,000	2,303,846
Total				3,548,422

Mining 0.84%
Anglo American Capital PLC (United Kingdom)†(c)	3.875%	3/16/2029	200,000	193,145
Anglo American Capital PLC (United Kingdom)†(c)	4.50%	3/15/2028	238,000	236,018
Glencore Funding LLC†	4.00%	4/16/2025	776,000	774,915
Glencore Funding LLC†	5.338%	4/4/2027	623,000	632,042

212	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 28, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Mining (continued)
Glencore Funding LLC†	5.371%	4/4/2029	$618,000	$630,679
Southern Copper Corp.	3.875%	4/23/2025	2,205,000	2,200,746
Total				4,667,545

Oil & Gas 2.75%
Antero Resources Corp.†	7.625%	2/1/2029	926,000	952,060
Continental Resources, Inc.†	2.268%	11/15/2026	3,000,000	2,870,377
Devon Energy Corp.	5.25%	10/15/2027	1,500,000	1,502,270
EQT Corp.†	3.125%	5/15/2026	729,000	715,346
EQT Corp.	3.90%	10/1/2027	594,000	584,020
HF Sinclair Corp.	5.00%	2/1/2028	913,000	913,262
HF Sinclair Corp.	6.375%	4/15/2027	380,000	385,551
Occidental Petroleum Corp.	5.00%	8/1/2027	221,000	221,977
Occidental Petroleum Corp.	5.875%	9/1/2025	1,166,000	1,168,648
Occidental Petroleum Corp.	6.375%	9/1/2028	1,500,000	1,562,261
Ovintiv, Inc.	5.375%	1/1/2026	1,300,000	1,302,513
Ovintiv, Inc.	5.65%	5/15/2025	477,000	477,516
Suncor Energy, Inc. (Canada)(c)	7.875%	6/15/2026	500,000	520,239
Viper Energy, Inc.†	5.375%	11/1/2027	2,075,000	2,063,569
Total				15,239,609

Pharmaceuticals 0.39%
Bayer U.S. Finance LLC†	6.125%	11/21/2026	2,117,000	2,160,451

Pipelines 1.51%
DCP Midstream Operating LP	5.375%	7/15/2025	370,000	370,213
Enbridge, Inc. (Canada)(c)	5.90%	11/15/2026	226,000	230,781
Energy Transfer LP†	5.625%	5/1/2027	806,000	806,175
Energy Transfer LP†	6.00%	2/1/2029	546,000	556,508
EnLink Midstream Partners LP	4.15%	6/1/2025	1,234,000	1,231,418
Kinder Morgan, Inc.	5.00%	2/1/2029	550,000	554,519
South Bow USA Infrastructure Holdings LLC†	4.911%	9/1/2027	465,000	465,483
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	6.875%	1/15/2029	1,982,000	2,029,652
Western Midstream Operating LP	4.65%	7/1/2026	2,098,000	2,096,628
Williams Cos., Inc.	5.40%	3/2/2026	22,000	22,171
Total				8,363,548

REITS 1.37%
American Tower Corp.	1.60%	4/15/2026	1,093,000	1,058,434
American Tower Corp.	3.65%	3/15/2027	1,474,000	1,446,709

See Notes to Schedule of Investments.	213

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 28, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
REITS (continued)
Crown Castle, Inc.	3.65%	9/1/2027	$361,000	$351,799
Crown Castle, Inc.	4.80%	9/1/2028	206,000	206,297
Crown Castle, Inc.	5.00%	1/11/2028	205,000	206,787
GLP Capital LP/GLP Financing II, Inc.	5.375%	4/15/2026	884,000	887,394
Kite Realty Group Trust	4.00%	3/15/2025	647,000	646,625
VICI Properties LP/VICI Note Co., Inc.†	3.75%	2/15/2027	500,000	488,926
VICI Properties LP/VICI Note Co., Inc.†	4.25%	12/1/2026	410,000	404,901
VICI Properties LP/VICI Note Co., Inc.†	4.625%	6/15/2025	1,350,000	1,349,479
VICI Properties LP/VICI Note Co., Inc.†	5.75%	2/1/2027	546,000	552,981
Total				7,600,332

Shipbuilding 0.21%
Huntington Ingalls Industries, Inc.	3.844%	5/1/2025	1,186,000	1,183,470

Software 0.93%
AppLovin Corp.	5.125%	12/1/2029	2,247,000	2,268,942
Atlassian Corp. (Australia)(c)	5.25%	5/15/2029	427,000	434,285
Cadence Design Systems, Inc.	4.20%	9/10/2027	166,000	164,882
Oracle Corp.	2.30%	3/25/2028	358,000	335,534
Oracle Corp.	4.80%	8/3/2028	497,000	501,401
Take-Two Interactive Software, Inc.	5.00%	3/28/2026	1,452,000	1,459,231
Total				5,164,275

Telecommunications 0.51%
Sprint Capital Corp.	6.875%	11/15/2028	568,000	607,893
T-Mobile USA, Inc.	2.625%	4/15/2026	2,250,000	2,206,172
Total				2,814,065

Toys/Games/Hobbies 0.22%
Mattel, Inc.†	3.375%	4/1/2026	1,250,000	1,233,363

Transportation 0.24%
Pacific National Finance Pty. Ltd. (Australia)(c)	4.75%	3/22/2028	1,250,000	1,218,069
Ryder System, Inc.	5.30%	3/15/2027	126,000	127,873
Total				1,345,942

Trucking & Leasing 0.13%
GATX Corp.	5.40%	3/15/2027	184,000	186,429
Penske Truck Leasing Co. LP/PTL Finance Corp.†	5.35%	1/12/2027	527,000	533,010
Total				719,439

214	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 28, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Water 0.22%
Essential Utilities, Inc.	4.80%	8/15/2027	$1,236,000	$1,243,495
Total Corporate Bonds (cost $261,713,886)				264,823,640

FLOATING RATE LOANS(f) 3.04%

Aerospace/Defense 0.36%
RTX Corp. Term Loan	5.535% (1 mo. USD Term SOFR + 1.13%)	11/6/2026	2,000,000	1,991,250

Chemicals 0.22%
Celanese U.S. Holdings LLC 2022 5 Year Delayed Draw Term Loan	5.917% (1 mo. USD Term SOFR + 1.50%)	3/18/2027	1,200,000	1,195,500

Diversified Financial Services 0.19%
Delos Aircraft Designated Activity Co. Term Loan (Ireland)(c)	6.079% (3 mo. USD Term SOFR + 1.75%)	10/31/2027	1,060,051	1,064,874

Health Care Products 0.19%
Solventum Corp. Delayed Draw Term Loan	5.783% (1 mo. USD Term SOFR + 1.38%)	8/15/2025	188,400	188,871
Solventum Corp. Term Loan	5.783% (1 mo. USD Term SOFR + 1.38%)	2/16/2027	887,000	885,891
Total				1,074,762

Health Services 0.17%
IQVIA, Inc. 2022 Term Loan A2	5.663% – 5.67% (1 mo. USD Term SOFR + 1.25%) (3 mo. USD Term SOFR + 1.25%)	6/16/2027	921,053	919,901

Oil & Gas 0.48%
Apache Corp. 2024 3 Year Tranche Term Loan A1	6.16% (1 mo. USD Term SOFR + 1.75%)	1/30/2027	725,000	729,985
Occidental Petroleum Corp. 2 Year Term Loan	6.032% (1 mo. USD Term SOFR + 1.63%)	12/29/2025	1,912,000	1,913,434
Total				2,643,419

Pharmaceuticals 0.22%
Cencora, Inc. Delayed Draw Term Loan	5.534% (1 mo. USD Term SOFR + 1.13%)	11/26/2027	1,250,000	1,246,094

See Notes to Schedule of Investments.	215

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Regional 0.15%
Seminole Tribe of Florida 2022 Term Loan A	5.424% (1 mo. USD Term SOFR + 1.00%)		5/13/2027	$833,333	$829,167

Retail 0.27%
KFC Holding Co. 2021 Term Loan B	6.176% (1 mo. USD Term SOFR + 1.75%)		3/15/2028	1,464,913	1,470,150

Semiconductors 0.79%
Broadcom, Inc. Term Loan A5	5.449% (1 mo. USD Term SOFR + 1.13%)		8/15/2028	3,411,750	3,409,635
Marvell Technology Group Ltd. 2020 5 Year Term Loan A	5.799% (1 mo. USD Term SOFR + 1.38%)		12/7/2025	963,807	966,216
Total					4,375,851
Total Floating Rate Loans (cost $16,826,657)					16,810,968

FOREIGN GOVERNMENT OBLIGATIONS 1.09%

Bermuda 0.27%
Bermuda Government International Bonds	3.717%		1/25/2027	1,545,000	1,510,995

Hong Kong 0.14%
Airport Authority†(c)	4.75%		7/15/2028	747,000	755,470

Japan 0.30%
Development Bank of Japan, Inc.†(c)	4.00%		8/28/2027	1,706,000	1,695,396

Poland 0.29%
Republic of Poland Government International Bonds(c)	4.875%		2/12/2030	1,579,000	1,588,645

Saudi Arabia 0.09%
Saudi Government International Bonds†(c)	5.125%		1/13/2028	490,000	495,713
Total Foreign Government Obligations (cost $6,011,384)					6,046,219

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.00%
Government National Mortgage Association Series 2014-112 Class A (Cost $6,497)	3.00%	#(g)	1/16/2048	6,434	5,807

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 3.67%
Federal National Mortgage Association	6.00%		10/1/2038 - 5/1/2039	4,787,209	4,961,093
Uniform Mortgage-Backed Security(h)	5.00%		TBA	2,629,000	2,641,822
Uniform Mortgage-Backed Security(h)	5.50%		TBA	11,304,000	11,466,062
Uniform Mortgage-Backed Security(h)	6.00%		TBA	1,237,000	1,266,212
Total Government Sponsored Enterprises Pass-Throughs (cost $20,304,341)					20,335,189

216	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.85%
BBCMS Mortgage Trust Series 2020-C7 Class A2	2.021%		4/15/2053	$234,700	$223,309
Benchmark Mortgage Trust Series 2021-B23 Class A2	1.62%		2/15/2054	220,000	195,500
BX Commercial Mortgage Trust Series 2024-XL5 Class A†	5.704% (1 mo. USD Term SOFR + 1.39%)	#	3/15/2041	423,705	424,755
Ellington Financial Mortgage Trust Series 2020-1 Class A1†	2.006%	#(g)	5/25/2065	5,730	5,665
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-HQA4 Class M1†	5.302% (30 day USD SOFR Average + .95%)	#	12/25/2041	393,315	393,014
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R01 Class 1M1†	5.352% (30 day USD SOFR Average + 1.00%)	#	12/25/2041	207,827	207,736
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R01 Class 1M1†	6.753% (30 day USD SOFR Average + 2.40%)	#	12/25/2042	350,776	361,190
GS Mortgage Securities Corp. Trust Series 2021-ROSS Class A†	5.727% (1 mo. USD Term SOFR + 1.41%)	#	5/15/2026	270,000	260,039
GS Mortgage Securities Trust Series 2015-GC34 Class A4	3.506%		10/10/2048	685,000	675,704
GS Mortgage Securities Trust Series 2016-GS2 Class A4	3.05%		5/10/2049	425,000	417,183
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-ICON Class A†	3.884%		1/5/2034	188,896	184,579
MSCG Trust Series 2015-ALDR Class A1†	2.612%		6/7/2035	2,741	2,724
Ready Capital Mortgage Financing LLC Series 2021-FL6 Class A†	5.384% (1 mo. USD Term SOFR + 1.06%)	#	7/25/2036	70,013	69,907
ROCK Trust Series 2024-CNTR Class A†	5.388%		11/13/2041	770,000	782,035
SMRT Commercial Mortgage Trust Series 2022-MINI Class A†	5.312% (1 mo. USD Term SOFR + 1.00%)	#	1/15/2039	520,000	518,962
Total Non-Agency Commercial Mortgage-Backed Securities (cost $4,827,574)					4,722,302

U.S. TREASURY OBLIGATIONS 22.00%
U.S. Treasury Notes	3.50%		9/30/2026	20,432,000	20,269,980
U.S. Treasury Notes	3.75%		8/31/2026	9,963,000	9,921,358
U.S. Treasury Notes	3.75%		8/15/2027	14,275,000	14,200,558

See Notes to Schedule of Investments.	217

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 28, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes	3.875%	10/15/2027	$14,479,900	$14,445,680
U.S. Treasury Notes	4.00%	12/15/2027	20,511,500	20,531,531
U.S. Treasury Notes	4.00%	2/29/2028	19,580,000	19,594,150
U.S. Treasury Notes	4.25%	11/30/2026	22,761,000	22,850,799
Total U.S. Treasury Obligations (cost $121,285,155)				121,814,056
Total Long-Term Investments (cost $548,554,409)				552,907,345

SHORT-TERM INVESTMENTS 2.42%

COMMERCIAL PAPER 1.04%

Pipelines 1.04%
Energy Transfer LP† (cost $5,759,553)	4.585%	3/3/2025	5,761,000	5,761,000

REPURCHASE AGREEMENTS 1.30%
Repurchase Agreement dated 2/28/2025, 2.050% due 3/3/2025 with Fixed Income Clearing Corp. collateralized by $1,699,600 of U.S. Treasury Inflation Indexed Note at 0.125% due 7/15/2026; value: $2,216,751; proceeds: $2,173,617 (cost $2,173,246)			2,173,246	2,173,246
Repurchase Agreement dated 2/28/2025, 4.150% due 3/3/2025 with JPMorgan Securities LLC collateralized by $5,133,700 of U.S. Treasury Bond at 4.125% due 2/29/2032; value: $5,133,673; proceeds: $5,032,740 (cost $5,031,000)			5,031,000	5,031,000
Total Repurchase Agreements (cost $7,204,246)				7,204,246

TIME DEPOSITS 0.01%
CitiBank N.A.(i) (cost $41,055)			41,055	41,055

			Shares

MONEY MARKET FUNDS 0.07%
Fidelity Government Portfolio(i) (cost $369,495)			369,495	369,495
Total Short-Term Investments (cost $13,374,349)				13,375,796
Total Investments in Securities 102.29% (cost $561,928,758)				566,283,141
Other Assets and Liabilities – Net(j) (2.29)%				(12,659,403)
Net Assets 100.00%				$553,623,738

CMT	Constant Maturity Rate.
LIBOR	London Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
REMICS	Real Estate Mortgage Investment Conduits.

218	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 28, 2025

SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At February 28, 2025, the total value of Rule 144A securities was $208,915,904, which represents 37.74% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at February 28, 2025.
(a)	Securities purchased on a when-issued basis.
(b)	Interest Rate to be determined.
(c)	Foreign security traded in U.S. dollars.
(d)	Step Bond – Security with a predetermined schedule of interest rate changes.
(e)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(f)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at February 28, 2025.
(g)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(h)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(i)	Security was purchased with the cash collateral from loaned securities.
(j)	Other Assets and Liabilities – Net include net unrealized appreciation/(depreciation) on futures contracts and swap contracts as follows:

Centrally Cleared Interest Rate Swap Contracts at February 28, 2025:

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Payments Upfront(1)	Unrealized Appreciation/ (Depreciation)	Value
Goldman Sachs(2)	3.585%	12-Month USD SOFR Index	10/16/2029	$8,700,000	$–	$52,057	$52,057
Goldman Sachs(2)	12-Month USD SOFR Index	4.258%	3/25/2027	33,283,000	319	278,441	278,760
Unrealized Appreciation on Centrally Cleared Interest Rate Swap Contracts					$319	$330,498	$330,817

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Payments Upfront(1)	Unrealized Appreciation/ (Depreciation)	Value
Goldman Sachs(2)	4.287%	12-Month USD SOFR Index	3/20/2030	$20,144,000	$(280,201)	$(244,242)	$(524,443)
Goldman Sachs(2)	12-Month USD SOFR Index	3.661%	10/16/2027	14,100,000	–	(45,039)	(45,039)
Goldman Sachs(2)	12-Month USD SOFR Index	3.750%	12/18/2026	18,000,000	(46,000)	7,281	(38,719)
Unrealized Depreciation on Centrally Cleared Interest Rate Swap Contracts					$(326,201)	$(282,000)	$(608,201)

SOFR	Secured Overnight Financing Rate.
(1)	Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(2)	Central clearinghouse: Chicago Mercantile Exchange (CME).

See Notes to Schedule of Investments.	219

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 28, 2025

Centrally Cleared Consumer Price Index (“CPI”) Swap Contracts at February 28, 2025:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Appreciation
Goldman Sachs	2.285%	CPI Urban Consumer NSA	7/15/2025	$920,000	$9,631
Goldman Sachs	2.548%	CPI Urban Consumer NSA	3/27/2025	1,800,000	18,816
Total Unrealized Appreciation on Centrally Cleared CPI Swap Contracts					$28,447

NSA	Non-seasonally adjusted.

Futures Contracts at February 28, 2025:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	June 2025	330	Long	$68,004,995	$68,299,687	$294,692

The following is a summary of the inputs used as of February 28, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$118,349,164	$–	$118,349,164
Corporate Bonds	–	264,823,640	–	264,823,640
Floating Rate Loans	–	16,810,968	–	16,810,968
Foreign Government Obligations	–	6,046,219	–	6,046,219
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	5,807	–	5,807
Government Sponsored Enterprises Pass-Throughs	–	20,335,189	–	20,335,189
Non-Agency Commercial Mortgage-Backed Securities	–	4,722,302	–	4,722,302
U.S. Treasury Obligations	–	121,814,056	–	121,814,056
Short-Term Investments
Commercial Paper	–	5,761,000	–	5,761,000
Repurchase Agreements	–	7,204,246	–	7,204,246
Time Deposits	–	41,055	–	41,055
Money Market Funds	369,495	–	–	369,495
Total	$369,495	$565,913,646	$–	$566,283,141

220	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

SHORT DURATION CORE BOND FUND February 28, 2025

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Centrally Cleared Interest Rate Swap Contracts
Assets	$–	$330,817	$–	$330,817
Liabilities	–	(608,201)	–	(608,201)
Centrally Cleared CPI Swap Contracts
Assets	–	28,447	–	28,447
Liabilities	–	–	–	–
Futures Contracts
Assets	294,692	–	–	294,692
Liabilities	–	–	–	–
Total	$294,692	$(248,937)	$–	$45,755

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	221

Schedule of Investments (unaudited)

SHORT DURATION INCOME FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
LONG-TERM INVESTMENTS 104.86%

ASSET-BACKED SECURITIES 22.89%

Automobiles 9.15%
Ally Auto Receivables Trust Series 2024-2 Class A3	4.14%		7/16/2029	$23,990,000	$23,928,075
Americredit Automobile Receivables Trust Series 2023-1 Class A2A	5.84%		10/19/2026	4,325,461	4,329,966
Americredit Automobile Receivables Trust Series 2023-1 Class A3	5.62%		11/18/2027	72,620,000	73,065,713
Americredit Automobile Receivables Trust Series 2023-1 Class C	5.80%		12/18/2028	27,200,000	27,801,174
AmeriCredit Automobile Receivables Trust Series 2023-2 Class A2	6.19%		4/19/2027	6,731,484	6,760,209
AmeriCredit Automobile Receivables Trust Series 2024-1 Class A3	5.43%		1/18/2029	38,840,000	39,312,943
Avis Budget Rental Car Funding AESOP LLC Series 2020-2A Class A†	2.02%		2/20/2027	23,225,000	22,774,795
Bayview Opportunity Master Fund VII LLC Series 2024-CAR1 Class A†	5.452% (30 day USD SOFR Average + 1.10%)	#	12/26/2031	30,145,654	30,246,940
Capital One Prime Auto Receivables Trust Series 2023-1 Class A3	4.87%		2/15/2028	63,085,406	63,272,114
CarMax Auto Owner Trust Series 2023-3 Class A3	5.28%		5/15/2028	60,475,000	60,985,578
CarMax Auto Owner Trust Series 2024-2 Class A3	5.50%		1/16/2029	45,330,000	46,080,719
CarMax Auto Owner Trust Series 2024-2 Class A4	5.51%		11/15/2029	24,545,000	25,294,560
Carvana Auto Receivables Trust Series 2021-N1 Class A	0.70%		1/10/2028	4,101,725	4,000,852
Carvana Auto Receivables Trust Series 2022-P1 Class A3	3.35%		2/10/2027	46,411,156	46,280,406
Carvana Auto Receivables Trust Series 2022-P2 Class A4	4.68%		2/10/2028	50,912,000	51,015,830
Carvana Auto Receivables Trust Series 2022-P3 Class A3	4.61%		11/10/2027	23,865,573	23,871,482
Chase Auto Owner Trust Series 2024-1A Class A3†	5.13%		5/25/2029	37,324,000	37,765,162
Chase Auto Owner Trust Series 2024-3A Class A3†	5.22%		7/25/2029	54,635,000	55,484,864
Chase Auto Owner Trust Series 2024-4A Class A3†	4.94%		7/25/2029	56,335,000	56,958,730
Chase Auto Owner Trust Series 2024-5A Class A3†	4.18%		8/27/2029	25,000,000	24,926,380
Chesapeake Funding II LLC Series 2024-1A Class A1†	5.52%		5/15/2036	104,639,867	105,904,628
Citizens Auto Receivables Trust Series 2023-1 Class A3†	5.84%		1/18/2028	72,630,000	73,295,044
Citizens Auto Receivables Trust Series 2023-2 Class A2A†	6.09%		10/15/2026	10,340,572	10,366,235

222	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Automobiles (continued)
Citizens Auto Receivables Trust Series 2024-2 Class A3†	5.33%	8/15/2028	$79,525,000	$80,425,629
Credit Acceptance Auto Loan Trust Series 2024-2A Class A†	5.95%	6/15/2034	26,665,000	27,265,402
Enterprise Fleet Financing LLC Series 2022-3 Class A2†	4.38%	7/20/2029	13,309,121	13,299,651
Enterprise Fleet Financing LLC Series 2023-1 Class A2†	5.51%	1/22/2029	24,659,332	24,781,940
Enterprise Fleet Financing LLC Series 2024-3 Class A2†	5.31%	4/20/2027	34,500,000	34,706,859
Enterprise Fleet Financing LLC Series 2024-4 Class A2†	4.69%	7/20/2027	52,490,000	52,672,051
Exeter Automobile Receivables Trust Series 2021-2A Class D	1.40%	4/15/2027	6,139,601	6,006,701
Exeter Automobile Receivables Trust Series 2021-3A Class E†	3.04%	12/15/2028	40,830,000	39,671,600
Exeter Automobile Receivables Trust Series 2024-3A Class A2	5.82%	2/15/2027	12,831,731	12,861,947
Exeter Automobile Receivables Trust Series 2024-3A Class D	5.98%	9/16/2030	23,982,000	24,669,221
Exeter Automobile Receivables Trust Series 2024-4A Class D	5.81%	12/16/2030	12,170,000	12,455,894
First Investors Auto Owner Trust Series 2022-2A Class A†	6.26%	7/15/2027	20,020,869	20,116,537
Ford Credit Auto Lease Trust Series 2024-B Class A3	4.99%	12/15/2027	75,265,000	75,920,453
Ford Credit Auto Lease Trust Series 2025-A Class A3	4.72%	6/15/2028	69,650,000	70,131,142
Ford Credit Auto Owner Trust Series 2022-1 Class A†	3.88%	11/15/2034	115,555,000	114,381,967
GLS Auto Receivables Issuer Trust Series 2021-2A Class E†	2.87%	5/15/2028	19,655,000	19,224,858
GLS Auto Receivables Issuer Trust Series 2023-3A Class A2†	6.04%	3/15/2027	11,081,361	11,105,300
GM Financial Automobile Leasing Trust Series 2025-1 Class A3	4.66%	2/21/2028	46,120,000	46,416,233
GM Financial Consumer Automobile Receivables Trust Series 2024-1 Class A3	4.85%	12/18/2028	27,502,000	27,696,043
Hertz Vehicle Financing III LP Series 2021-2A Class A†	1.68%	12/27/2027	120,499,000	114,772,406
Honda Auto Receivables Owner Trust Series 2024-2 Class A3	5.27%	11/20/2028	63,155,000	64,052,073
Huntington Auto Trust Series 2024-1A Class A3†	5.23%	1/16/2029	75,131,000	75,937,088

See Notes to Schedule of Investments.	223

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Automobiles (continued)
Huntington Bank Auto Credit-Linked Notes Series 2024-1 Class B1†	6.153%	5/20/2032	$23,457,082	$23,840,997
Huntington Bank Auto Credit-Linked Notes Series 2024-2 Class B1†	5.442%	10/20/2032	33,473,720	33,754,049
Hyundai Auto Lease Securitization Trust Series 2024-B Class A3†	5.41%	5/17/2027	56,670,000	57,325,576
Hyundai Auto Lease Securitization Trust Series 2025-A Class A3†	4.83%	1/18/2028	66,550,000	67,169,927
LAD Auto Receivables Trust Series 2024-3A Class A2†	4.64%	11/15/2027	39,255,000	39,300,198
LAD Auto Receivables Trust Series 2024-3A Class A3†	4.52%	3/15/2029	20,000,000	20,051,964
M&T Bank Auto Receivables Trust Series 2025-1A Class A3†	4.73%	6/17/2030	23,320,000	23,489,114
Mercedes-Benz Auto Lease Trust Series 2024-B Class A3	4.23%	2/15/2028	37,375,000	37,323,236
Mercedes-Benz Auto Receivables Trust Series 2025-1 Class A3	4.78%	12/17/2029	68,035,000	68,834,003
Merchants Fleet Funding LLC Series 2024-1A Class A†	5.82%	4/20/2037	100,245,000	101,437,033
NextGear Floorplan Master Owner Trust Series 2023-1A Class A2†	5.74%	3/15/2028	108,265,000	109,663,264
Nissan Auto Lease Trust Series 2025-A Class A3	4.75%	3/15/2028	103,390,000	104,338,893
Nissan Auto Receivables Owner Trust Series 2023-B Class A3	5.93%	3/15/2028	39,778,000	40,355,481
Octane Receivables Trust Series 2022-1A Class A2†	4.18%	3/20/2028	5,207,269	5,205,046
Octane Receivables Trust Series 2022-2A Class A†	5.11%	2/22/2028	9,415,920	9,427,019
Octane Receivables Trust Series 2023-1A Class A†	5.87%	5/21/2029	10,282,334	10,329,320
Octane Receivables Trust Series 2024-2A Class A2†	5.80%	7/20/2032	44,349,838	44,859,232
Octane Receivables Trust Series 2024-3A Class A2†	4.94%	5/20/2030	32,060,000	32,178,827
OneMain Direct Auto Receivables Trust Series 2021-1A Class A†	0.87%	7/14/2028	27,559,023	27,242,665
Santander Drive Auto Receivables Trust Series 2022-6 Class B	4.72%	6/15/2027	3,369,358	3,370,158
Santander Drive Auto Receivables Trust Series 2022-6 Class C	4.96%	11/15/2028	5,600,000	5,613,743
Santander Drive Auto Receivables Trust Series 2023-3 Class A3	5.61%	10/15/2027	29,046,087	29,131,442
Santander Drive Auto Receivables Trust Series 2023-4 Class B	5.77%	12/15/2028	16,550,000	16,810,691
Santander Drive Auto Receivables Trust Series 2024-1 Class A2	5.71%	2/16/2027	12,613,982	12,629,566

224	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Automobiles (continued)
Santander Drive Auto Receivables Trust Series 2024-2 Class A3	5.63%	11/15/2028	$77,430,000	$78,133,405
Santander Drive Auto Receivables Trust Series 2024-2 Class B	5.78%	7/16/2029	22,800,000	23,264,869
Santander Drive Auto Receivables Trust Series 2024-3 Class B	5.55%	9/17/2029	36,695,000	37,379,054
Santander Drive Auto Receivables Trust Series 2024-4 Class B	4.93%	9/17/2029	24,740,000	24,943,504
Santander Drive Auto Receivables Trust Series 2024-5 Class A3	4.62%	11/15/2028	58,500,000	58,611,267
Santander Drive Auto Receivables Trust Series 2024-5 Class B	4.63%	8/15/2029	65,500,000	65,623,533
Santander Drive Auto Receivables Trust Series 2025-1 Class A3	4.74%	1/16/2029	65,000,000	65,250,555
SBNA Auto Lease Trust Series 2024-C Class A3†	4.56%	2/22/2028	31,500,000	31,551,921
SFS Auto Receivables Securitization Trust Series 2023-1A Class A3†	5.47%	10/20/2028	46,241,000	46,674,209
SFS Auto Receivables Securitization Trust Series 2024-1A Class A3†	4.95%	5/21/2029	31,375,000	31,572,317
SFS Auto Receivables Securitization Trust Series 2024-2A Class A3†	5.33%	11/20/2029	45,570,000	46,268,625
SFS Auto Receivables Securitization Trust Series 2024-3A Class A3†	4.55%	6/20/2030	37,935,000	38,092,449
Toyota Lease Owner Trust Series 2024-B Class A3†	4.21%	9/20/2027	35,955,000	35,841,379
Toyota Lease Owner Trust Series 2025-A Class A3†	4.75%	2/22/2028	49,500,000	49,806,405
Volkswagen Auto Lease Trust Series 2024-A Class A3	5.21%	6/21/2027	77,510,000	78,329,715
Westlake Automobile Receivables Trust Series 2022-2A Class C†	4.85%	9/15/2027	21,024,268	21,039,548
Westlake Automobile Receivables Trust Series 2023-2A Class B†	6.14%	3/15/2028	38,475,000	38,768,114
Westlake Automobile Receivables Trust Series 2023-3A Class A2A†	5.96%	10/15/2026	20,190,408	20,226,559
Westlake Automobile Receivables Trust Series 2024-2A Class D†	5.91%	4/15/2030	48,660,000	49,663,038
Westlake Automobile Receivables Trust Series 2024-3A Class A3†	4.71%	4/17/2028	31,280,000	31,354,556
Westlake Automobile Receivables Trust Series 2025-1A Class A3†	4.75%	8/15/2028	32,000,000	32,140,442
Westlake Flooring Master Trust Series 2024-1A Class A†	5.43%	2/15/2028	72,105,000	72,733,135
Wheels Fleet Lease Funding 1 LLC Series 2024-3A Class A1†	4.80%	9/19/2039	56,085,000	56,433,512
Total				3,839,676,949

See Notes to Schedule of Investments.	225

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Credit Card 1.30%
Discover Card Execution Note Trust Series 2023-A2 Class A	4.93%		6/15/2028	$78,055,000	$78,586,734
First National Master Note Trust Series 2024-1 Class A	5.34%		5/15/2030	20,402,000	20,812,374
First National Master Notes Trust Series 2025-1 Class A	4.85%		2/15/2030	72,020,000	72,822,490
Fortiva Retail Prime Masters Note Business Trust Series 2025-A Class A†	6.60%		9/17/2029	92,200,000	92,195,169
Perimeter Master Note Business Trust	2.13%		5/15/2027	60,326,408	59,908,732
Perimeter Master Note Business Trust Series 2021-1A Class A†	3.19%		12/15/2026	46,000,000	45,011,469
Synchrony Card Funding LLC Series 2023-A1 Class A	5.54%		7/15/2029	70,348,000	71,449,193
World Financial Network Credit Card Master Note Trust Series 2024-B Class A	4.62%		5/15/2031	40,760,000	40,960,164
World Financial Network Credit Card Master Trust Series 2024-A Class A	5.47%		2/15/2031	65,175,000	66,603,571
Total					548,349,896

Other 12.12%
ACREC Ltd. Series 2021-FL1 Class A†	5.578% (1 mo. USD Term SOFR + 1.26%)	#	10/16/2036	22,602,095	22,575,975
Affirm Asset Securitization Trust Series 2023-B Class 1A†	6.82%		9/15/2028	69,455,000	70,164,288
Affirm Asset Securitization Trust Series 2023-B Class A†	6.82%		9/15/2028	94,355,000	95,318,572
Affirm Asset Securitization Trust Series 2024-A Class 1A†	5.61%		2/15/2029	73,620,000	74,233,321
Affirm Asset Securitization Trust Series 2024-A Class A†	5.61%		2/15/2029	32,865,000	33,138,802
Affirm Asset Securitization Trust Series 2024-B Class A†	4.62%		9/15/2029	16,765,000	16,748,108
Affirm Master Trust Series 2025-1A Class A†	4.99%		2/15/2033	44,005,000	44,178,864
AGL CLO 17 Ltd. Series 2022-17A Class AR†	5.254% (3 mo. USD Term SOFR + 0.95%)	#	1/21/2035	8,700,000	8,704,370
AMMC CLO 23 Ltd. Series 2020-23A Class A1R2†	5.723% (3 mo. USD Term SOFR + 1.42%)	#	4/17/2035	118,500,000	118,681,999
AMMC CLO 25 Ltd. Series 2022-25A Class A1R†	5.652% (3 mo. USD Term SOFR + 1.35%)	#	4/15/2035	31,440,000	31,570,343

226	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
AMMC CLO 27 Ltd. Series 2022-27A Class A1R†	5.405% (3 mo. USD Term SOFR + 1.08%)	#	1/20/2037	$79,500,000	$79,539,432
Apex Credit CLO Ltd. Series 2018-2A Class AR3†	5.267% (3 mo. USD Term SOFR + 0.95%)	#	10/20/2031	50,000,000	50,016,500
Apidos CLO XXII Ltd. Series 2015-22A Class A1R†	5.615% (3 mo. USD Term SOFR + 1.32%)	#	4/20/2031	20,317,480	20,336,070
Apidos CLO XXXI Ltd. Series 2019-31A Class A1R†	5.664% (3 mo. USD Term SOFR + 1.36%)	#	4/15/2031	60,783,971	60,871,505
Apidos Loan Fund Ltd. Series 2024-1A Class A1†	5.57% (3 mo. USD Term SOFR + 1.27%)	#	4/25/2035	75,850,000	75,959,402
Aqua Finance Trust Series 2019-A Class A†	3.14%		7/16/2040	6,136,110	6,006,443
Aqua Finance Trust Series 2021-A Class A†	1.54%		7/17/2046	19,247,829	17,944,407
Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL3 Class A†	5.496% (1 mo. USD Term SOFR + 1.18%)	#	8/15/2034	9,842,199	9,844,495
Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL4 Class A†	5.776% (1 mo. USD Term SOFR + 1.46%)	#	11/15/2036	31,610,218	31,687,582
Arbor Realty Commercial Real Estate Notes Ltd. Series 2022-FL1 Class A†	5.789% (30 day USD SOFR Average + 1.45%)	#	1/15/2037	41,138,522	41,220,618
Arbor Realty Commercial Real Estate Notes Ltd. Series 2022-FL2 Class A†	6.162% (1 mo. USD Term SOFR + 1.85%)	#	5/15/2037	40,098,620	40,207,940
ARES L CLO Ltd. Series 2018-50A Class AR†	5.614% (3 mo. USD Term SOFR + 1.31%)	#	1/15/2032	56,309,018	56,493,217
Bain Capital Credit CLO Ltd. Series 2019-3A Class ARR†	5.323% (3 mo. USD Term SOFR + 1.03%)	#	10/21/2034	10,000,000	10,009,198
Bain Capital Credit CLO Ltd. Series 2021-1A Class AR†	5.27% (3 mo. USD Term SOFR + 0.94%)	#	4/18/2034	30,200,000	30,214,942
Bain Capital Credit CLO Ltd. Series 2021-3A Class AR†	5.354% (3 mo. USD Term SOFR + 1.06%)	#	7/24/2034	38,210,000	38,277,366
Ballyrock CLO Ltd. Series 2019-1A Class A1R†	5.594% (3 mo. USD Term SOFR + 1.29%)	#	7/15/2032	91,443,332	91,610,200
Ballyrock CLO Ltd. Series 2019-2A Class A1RR†	5.722% (3 mo. USD Term SOFR + 1.40%)	#	2/20/2036	9,000,000	9,044,499

See Notes to Schedule of Investments.	227

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Bardot CLO Ltd. Series 2019-2A Class ARR†	5.285% (3 mo. USD Term SOFR + 0.98%)	#	10/22/2032	$92,630,000	$92,676,707
Barings Loan Partners CLO Ltd. 3 Series LP-3A Class AR2†	5.254% (3 mo. USD Term SOFR + 0.95%)	#	7/20/2033	53,880,000	53,906,445
BDS Ltd. Series 2021-FL7 Class A†	5.498% (1 mo. USD Term SOFR + 1.18%)	#	6/16/2036	7,511,181	7,522,554
Benefit Street Partners CLO IV Ltd. Series 2014-IVA Class AR4†	5.643% (3 mo. USD Term SOFR + 1.35%)	#	4/20/2034	74,180,000	74,293,425
BSPRT Issuer Ltd. Series 2021-FL7 Class A†	5.746% (1 mo. USD Term SOFR + 1.43%)	#	12/15/2038	17,359,628	17,397,234
Canyon Capital CLO Ltd. Series 2019-2A Class BR2†	5.809% (3 mo. USD Term SOFR + 1.50%)	#	10/15/2034	12,750,000	12,772,313
Canyon CLO Ltd. Series 2020-2A Class AR2†	5.326% (3 mo. USD Term SOFR + 1.03%)	#	10/15/2034	17,350,000	17,361,463
Carlyle Global Market Strategies CLO Ltd. Series 2012-4A Class A1R4†	5.41% (3 mo. USD Term SOFR + 1.12%)	#	4/22/2032	30,297,925	30,350,346
Carlyle Global Market Strategies CLO Ltd. Series 2015-1A Class AR3†	5.535% (3 mo. USD Term SOFR + 1.24%)	#	7/20/2031	34,605,582	34,685,547
Carlyle Global Market Strategies CLO Ltd. Series 2015-4A Class A1JR†	5.843% (3 mo. USD Term SOFR + 1.55%)	#	7/20/2032	8,000,000	8,021,606
Carlyle Global Market Strategies CLO Ltd. Series 2015-5A Class A1R3†	5.393% (3 mo. USD Term SOFR + 1.10%)	#	1/20/2032	14,960,511	14,986,692
Carlyle U.S. CLO Ltd. Series 2019-1A Class A1AR†	5.635% (3 mo. USD Term SOFR + 1.34%)	#	4/20/2031	84,718,173	84,946,395
CarVal CLO III Ltd. Series 2019-2A Class BR2†	5.432% (3 mo. USD Term SOFR + 1.40%)	#	7/20/2032	16,000,000	16,030,332
Cedar Funding VII CLO Ltd. Series 2018-7A Class AR†	5.373% (3 mo. USD Term SOFR + 1.08%)	#	1/20/2031	50,476,214	50,501,453
Cedar Funding VII CLO Ltd. Series 2018-7A Class BR†	5.843% (3 mo. USD Term SOFR + 1.55%)	#	1/20/2031	31,370,000	31,438,965

228	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Other (continued)
Cedar Funding VII CLO Ltd. Series 2018-7A Class CR†	6.093% (3 mo. USD Term SOFR + 1.80%)	#	1/20/2031		$15,112,000	$15,140,100
CIFC Funding Ltd. Series 2013-2A Class A1L2†	5.555% (3 mo. USD Term SOFR + 1.26%)	#	10/18/2030		22,415,264	22,453,370
Clover CLO LLC Series 2021-3A Class AR†	5.37% (3 mo. USD Term SOFR + 1.07%)	#	1/25/2035		65,460,000	65,749,627
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1R†	5.40% (3 mo. USD Term SOFR + 1.10%)	#	4/20/2034		98,430,000	98,557,062
Dell Equipment Finance Trust Series 2023-2 Class A2†	5.84%		1/22/2029		389,266	389,670
DLLMT LLC Series 2024-1A Class A3†	4.84%		8/21/2028		20,565,000	20,743,214
Dryden 104 CLO Ltd. Series 2022-104A Class A1R†	5.612% (3 mo. USD Term SOFR + 1.29%)	#	8/20/2034		95,700,000	96,004,438
Dryden 43 Senior Loan Fund Series 2016-43A Class AR3†	5.363% (3 mo. USD Term SOFR + 1.07%)	#	4/20/2034		105,530,000	105,962,915
Elmwood CLO X Ltd. Series 2021-3A Class A1R†	5.563% (3 mo. USD Term SOFR + 1.27%)	#	4/20/2034		107,000,000	107,151,154
Fairstone Financial Issuance Trust I Series 2020-1A Class A†	2.509%		10/20/2039	CAD	2,385,631	1,644,995
Flatiron CLO 28 Ltd. Series 2024-1A Class A1†	5.622% (3 mo. USD Term SOFR + 1.32%)	#	7/15/2036		$15,750,000	15,814,312
Flatiron RR CLO 22 LLC Series 2021-2A Class AR†	5.234% (3 mo. USD Term SOFR + 0.91%)	#	10/15/2034		34,000,000	34,000,000
FS Rialto Issuer LLC Series 2025-FL10 Class A†	5.685% (1 mo. USD Term SOFR + 1.39%)	#	2/1/2030		18,320,000	18,297,930
GreenSky Home Improvement Issuer Trust Series 2024-2 Class A2†	5.25%		10/27/2059		19,511,759	19,587,570
Greystone CRE Notes Ltd. Series 2021-FL3 Class A†	5.448% (1 mo. USD Term SOFR + 1.13%)	#	7/15/2039		44,175,795	44,191,244
Greywolf CLO VII Ltd. Series 2018-2A Class A1†	5.733% (3 mo. USD Term SOFR + 1.44%)	#	10/20/2031		18,859,931	18,904,842
Halcyon Loan Advisors Funding Ltd. Series 2017-2A Class A2†	6.265% (3 mo. USD Term SOFR + 1.96%)	#	1/17/2030		10,762,352	10,815,396

See Notes to Schedule of Investments.	229

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
HGI CRE CLO Ltd. Series 2021-FL2 Class A†	5.426% (1 mo. USD Term SOFR + 1.11%)	#	9/17/2036	$10,470,403	$10,445,288
KKR CLO 15 Ltd. Series 15 Class A1R2†	5.393% (3 mo. USD Term SOFR + 1.10%)	#	1/18/2032	73,752,518	73,849,546
KKR CLO 15 Ltd. Series 15 Class BR2†	5.843% (3 mo. USD Term SOFR + 1.55%)	#	1/18/2032	7,890,000	7,904,425
KKR CLO 23 Ltd. Series 23 Class BR†	5.843% (3 mo. USD Term SOFR + 1.55%)	#	10/20/2031	17,910,000	17,954,978
KKR CLO 23 Ltd. Series 23 Class CR†	6.193% (3 mo. USD Term SOFR + 1.90%)	#	10/20/2031	7,750,000	7,767,427
KKR CLO 24 Ltd. Series 24 Class A1R†	5.635% (3 mo. USD Term SOFR + 1.34%)	#	4/20/2032	98,686,290	99,006,657
KKR CLO 27 Ltd. Series 27A Class A1R2†	5.524% (3 mo. USD Term SOFR + 1.11%)	#	1/15/2035	50,940,000	51,258,724
KKR CLO 40 Ltd. Series 40A Class AR†	5.593% (3 mo. USD Term SOFR + 1.30%)	#	10/20/2034	116,335,000	116,567,463
Lendmark Funding Trust Series 2021-2A Class A†	2.00%		4/20/2032	138,926,000	130,791,994
Lendmark Funding Trust Series 2022-1A Class A†	5.12%		7/20/2032	82,215,000	82,412,826
Lendmark Funding Trust Series 2023-1A Class A†	5.59%		5/20/2033	36,700,000	36,864,064
LoanCore Issuer Ltd. Series 2022-CRE7 Class A†	5.889% (30 day USD SOFR Average + 1.55%)	#	1/17/2037	43,166,824	43,278,367
M&T Equipment Notes Series 2024-1A Class A3†	4.76%		8/18/2031	20,885,000	21,042,291
Madison Park Funding LVII Ltd. Series 2022-57A Class A1R†	5.58% (3 mo. USD Term SOFR + 1.28%)	#	7/27/2034	75,370,000	75,633,795
Madison Park Funding XIV Ltd. Series 2014-14A Class BR3†	6.09% (3 mo. USD Term SOFR + 1.80%)	#	10/22/2030	47,090,000	47,273,458
Mariner Finance Issuance Trust Series 2021-BA Class A†	2.10%		11/20/2036	69,465,000	65,802,708
MF1 LLC Series 2022-FL9 Class A†	6.462% (1 mo. USD Term SOFR + 2.15%)	#	6/19/2037	44,127,451	44,180,952
MF1 Ltd. Series 2021-FL6 Class AS†	5.878% (1 mo. USD Term SOFR + 1.56%)	#	7/16/2036	16,790,000	16,823,937
MF1 Ltd. Series 2021-FL7 Class A†	5.508% (1 mo. USD Term SOFR + 1.19%)	#	10/16/2036	16,398,942	16,394,538
MidOcean Credit CLO VI Series 2016-6A Class ARRR†	5.523% (3 mo. USD Term SOFR + 1.23%)	#	4/20/2033	61,159,623	61,269,115

230	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Neuberger Berman Loan Advisers CLO 50 Ltd. Series 2022-50A Class AR†	5.54% (3 mo. USD Term SOFR + 1.25%)	#	7/23/2036	$95,945,000	$96,328,602
Neuberger Berman Loan Advisers CLO 51 Ltd. Series 2022-51A Class AR†	5.57% (3 mo. USD Term SOFR + 1.28%)	#	10/23/2036	96,990,000	97,385,840
Newark BSL CLO 1 Ltd. Series 2016-1A Class A1R†	5.662% (3 mo. USD Term SOFR + 1.36%)	#	12/21/2029	15,208,231	15,248,199
Newark BSL CLO 2 Ltd. Series 2017-1A Class A1R†	5.532% (3 mo. USD Term SOFR + 1.23%)	#	7/25/2030	25,201,174	25,213,774
OCP CLO Ltd. Series 2016-11A Class A1R2†	5.72% (3 mo. USD Term SOFR + 1.42%)	#	4/26/2036	69,640,000	69,844,432
Octagon Investment Partners XXI Ltd. Series 2014-1A Class AAR3†	5.58% (3 mo. USD Term SOFR + 1.26%)	#	2/14/2031	36,646,126	36,724,804
OneMain Financial Issuance Trust Series 2019-2A Class A†	3.14%		10/14/2036	75,865,000	73,471,330
OneMain Financial Issuance Trust Series 2020-2A Class C†	2.76%		9/14/2035	14,375,000	13,673,681
OneMain Financial Issuance Trust Series 2021-1A Class A1†	1.55%		6/16/2036	18,050,000	17,101,039
OneMain Financial Issuance Trust Series 2022-3A Class A†	5.94%		5/15/2034	93,501,587	94,177,622
Parallel Ltd. Series 2021-1A Class BR†	5.966% (3 mo. USD Term SOFR + 1.65%)	#	7/15/2034	18,950,000	18,950,000
PFS Financing Corp. Series 2023-A Class A†	5.80%		3/15/2028	90,750,000	91,954,616
Pikes Peak CLO 6 Series 2020-6A Class ARR†	5.399% (3 mo. USD Term SOFR + 0.94%)	#	5/18/2034	25,325,000	25,337,605
Prima Capital CRE Securitization Ltd. Series 2013-3A Class C†	5.00%		10/24/2035	24,826,855	24,820,201	(a)
Rad CLO 7 Ltd. Series 2020-7A Class A1R†	5.653% (3 mo. USD Term SOFR + 1.35%)	#	4/17/2036	78,800,000	78,918,109
Regatta XIII Funding Ltd. Series 2018-2A Class A1R†	5.402% (3 mo. USD Term SOFR + 1.10%)	#	7/15/2031	44,657,218	44,757,696
Romark CLO Ltd. Series 2017-1A Class A1R†	5.582% (3 mo. USD Term SOFR + 1.29%)	#	10/23/2030	19,742,279	19,780,568
RR 12 Ltd. Series 2020-12A Class AAR3†	5.552% (3 mo. USD Term SOFR + 1.25%)	#	1/15/2036	48,700,000	48,795,666
RR 26 Ltd. Series 2023-26A Class A1R†(b)	–	(c)	4/15/2038	39,225,000	39,254,419

See Notes to Schedule of Investments.	231

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
RR 8 Ltd. Series 2020-8A Class A1R†	5.652% (3 mo. USD Term SOFR + 1.35%)	#	7/15/2037	$90,275,000	$90,649,186
SCF Equipment Leasing LLC Series 2022-1A Class A3†	2.92%		7/20/2029	35,355,150	35,277,379
SCF Equipment Leasing LLC Series 2022-1A Class B†	3.22%		10/21/2030	45,560,000	44,979,693
SCF Equipment Leasing LLC Series 2024-1A Class A3†	5.52%		1/20/2032	16,295,000	16,677,910
SCF Equipment Trust LLC Series 2025-1A Class A3†	5.11%		11/21/2033	30,947,000	31,442,895
Sycamore Tree CLO Ltd. Series 2024-5A Class A1†	5.713% (3 mo. USD Term SOFR + 1.42%)	#	4/20/2036	71,860,000	71,972,625
TCI-Flatiron CLO Ltd. Series 2017-1A Class AR†	5.545% (3 mo. USD Term SOFR + 1.22%)	#	11/18/2030	2,192,215	2,195,503
TCI-Flatiron CLO Ltd. Series 2018-1A Class ANR†	5.616% (3 mo. USD Term SOFR + 1.32%)	#	1/29/2032	13,368,691	13,394,757
T-Mobile U.S. Trust Series 2024-2A Class A†	4.25%		5/21/2029	37,740,000	37,702,554
Trinitas CLO XX Ltd. Series 2022-20A Class A1R†	5.359% (3 mo. USD Term SOFR + 1.04%)	#	7/20/2035	33,750,000	33,750,000
Valley Stream Park CLO Ltd. Series 2022-1A Class ARR†	5.483% (3 mo. USD Term SOFR + 1.19%)	#	1/20/2037	103,560,000	104,138,517
Venture 33 CLO Ltd. Series 2018-33A Class A1LR†	5.624% (3 mo. USD Term SOFR + 1.32%)	#	7/15/2031	40,177,881	40,278,114
Verizon Master Trust Series 2025-2 Class A†	4.94%		1/20/2033	80,000,000	81,958,568
Wind River CLO Ltd. Series 2022-1A Class AR†	5.643% (3 mo. USD Term SOFR + 1.35%)	#	7/20/2035	95,720,000	96,262,592
Total					5,085,838,823

Student Loan 0.32%
Navient Private Education Refi Loan Trust Series 2021-CA Class A†	1.06%		10/15/2069	62,942,800	56,798,242
Navient Private Education Refi Loan Trust Series 2022-A Class A†	2.23%		7/15/2070	57,184,308	52,035,576
Nelnet Student Loan Trust Series 2021-A Class APT1†	1.36%		4/20/2062	25,891,127	24,168,083
Total					133,001,901
Total Asset-Backed Securities (cost $9,599,132,275)					9,606,867,569

232	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
CONVERTIBLE BONDS 0.10%

Commercial Services 0.10%
Block, Inc. (cost $40,114,826)	Zero Coupon	5/1/2026	$42,659,000	$40,323,420

CORPORATE BONDS 59.13%

Aerospace/Defense 1.68%
BAE Systems PLC (United Kingdom)†(d)	5.125%	3/26/2029	20,503,000	20,774,546
Boeing Co.	2.196%	2/4/2026	123,109,000	120,154,921
Boeing Co.	2.25%	6/15/2026	20,418,000	19,769,178
Boeing Co.	2.70%	2/1/2027	27,558,000	26,512,711
Boeing Co.	3.20%	3/1/2029	41,998,000	39,289,335
Boeing Co.	5.04%	5/1/2027	27,948,000	28,056,424
Boeing Co.	6.259%	5/1/2027	51,466,000	52,883,282
Boeing Co.	6.298%	5/1/2029	63,282,000	66,332,237
Bombardier, Inc. (Canada)†(d)	7.125%	6/15/2026	25,161,000	25,262,952
Bombardier, Inc. (Canada)†(d)	7.875%	4/15/2027	13,253,000	13,321,094
F-Brasile SpA/F-Brasile U.S. LLC (Italy)†(d)	7.375%	8/15/2026	59,847,000	59,964,001
Rolls-Royce PLC (United Kingdom)†(d)	3.625%	10/14/2025	11,568,000	11,433,348
Rolls-Royce PLC (United Kingdom)†(d)	5.75%	10/15/2027	16,832,000	17,143,762
TransDigm, Inc.	5.50%	11/15/2027	36,277,000	35,945,631
TransDigm, Inc.†	6.75%	8/15/2028	70,392,000	71,685,841
Triumph Group, Inc.†	9.00%	3/15/2028	93,328,000	98,609,338
Total				707,138,601

Agriculture 0.84%
Altria Group, Inc.	4.875%	2/4/2028	15,864,000	15,991,528
BAT Capital Corp.	2.259%	3/25/2028	20,595,000	19,199,939
BAT International Finance PLC (United Kingdom)(d)	5.931%	2/2/2029	41,587,000	43,284,936
Imperial Brands Finance PLC (United Kingdom)†(d)	3.50%	7/26/2026	8,800,000	8,665,227
Imperial Brands Finance PLC (United Kingdom)†(d)	5.50%	2/1/2030	34,448,000	35,256,836
Imperial Brands Finance PLC (United Kingdom)†(d)	6.125%	7/27/2027	130,231,000	134,313,901
Viterra Finance BV (Netherlands)†(d)	2.00%	4/21/2026	47,780,000	46,136,689
Viterra Finance BV (Netherlands)†(d)	4.90%	4/21/2027	51,875,000	51,795,676
Total				354,644,732

Airlines 0.31%
Air Canada (Canada)†(d)	3.875%	8/15/2026	28,432,000	27,851,599
Delta Air Lines, Inc./SkyMiles IP Ltd.†	4.50%	10/20/2025	3,696,322	3,689,436
Delta Air Lines, Inc./SkyMiles IP Ltd.†	4.75%	10/20/2028	6,083,868	6,045,988
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.†	6.50%	6/20/2027	50,515,229	50,892,527

See Notes to Schedule of Investments.	233

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Airlines (continued)
United Airlines Pass-Through Trust Class AA	3.45%	6/1/2029	$6,699,284	$6,490,629
United Airlines Pass-Through Trust Series 2020-1 Class A	5.875%	4/15/2029	34,994,349	35,647,830
Total				130,618,009

Apparel 0.08%
PVH Corp.	4.625%	7/10/2025	19,872,000	19,818,461
Tapestry, Inc.	5.10%	3/11/2030	12,317,000	12,368,221
Total				32,186,682

Auto Manufacturers 3.01%
Ford Motor Credit Co. LLC	2.70%	8/10/2026	74,461,000	71,756,609
Ford Motor Credit Co. LLC	3.375%	11/13/2025	90,599,000	89,432,863
Ford Motor Credit Co. LLC	4.389%	1/8/2026	10,224,000	10,157,723
Ford Motor Credit Co. LLC	4.687%	6/9/2025	10,043,000	10,032,132
Ford Motor Credit Co. LLC	5.125%	6/16/2025	25,607,000	25,613,111
Ford Motor Credit Co. LLC	5.125%	11/5/2026	135,435,000	135,082,926
Ford Motor Credit Co. LLC	5.303%	9/6/2029	64,994,000	63,689,988
Ford Motor Credit Co. LLC	5.80%	3/8/2029	64,650,000	64,757,926
Ford Motor Credit Co. LLC	5.85%	5/17/2027	39,899,000	40,221,609
Ford Motor Credit Co. LLC	6.95%	6/10/2026	30,378,000	30,969,768
Ford Motor Credit Co. LLC	7.35%	11/4/2027	36,924,000	38,435,483
General Motors Co.	6.125%	10/1/2025	27,207,000	27,381,370
General Motors Financial Co., Inc.	2.75%	6/20/2025	40,395,000	40,135,080
General Motors Financial Co., Inc.	4.35%	1/17/2027	9,511,000	9,431,915
General Motors Financial Co., Inc.	5.40%	5/8/2027	8,286,000	8,380,923
General Motors Financial Co., Inc.	5.55%	7/15/2029	32,397,000	32,919,427
Hyundai Capital America†	1.50%	6/15/2026	47,772,000	45,949,237
Hyundai Capital America†	2.00%	6/15/2028	42,180,000	38,649,644
Hyundai Capital America†	5.25%	1/8/2027	40,238,000	40,656,039
Hyundai Capital America†	5.30%	1/8/2029	23,600,000	23,980,247
Hyundai Capital America†	5.65%	6/26/2026	46,778,000	47,357,986
Hyundai Capital America†	5.95%	9/21/2026	48,250,000	49,174,980
Hyundai Capital America†	6.10%	9/21/2028	35,000,000	36,442,744
Jaguar Land Rover Automotive PLC (United Kingdom)†(d)	7.75%	10/15/2025	45,898,000	45,936,187
Jaguar Land Rover Automotive PLC (United Kingdom)(d)	7.75%	10/15/2025	5,000,000	5,004,160
Nissan Motor Acceptance Co. LLC†	1.85%	9/16/2026	13,171,000	12,543,012
Nissan Motor Acceptance Co. LLC†	2.00%	3/9/2026	35,001,000	33,875,275

234	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Auto Manufacturers (continued)
Volkswagen Group of America Finance LLC†	4.90%		8/14/2026	$19,838,000	$19,864,793
Volkswagen Group of America Finance LLC†	5.40%		3/20/2026	60,840,000	61,132,653
Volkswagen Group of America Finance LLC†	5.70%		9/12/2026	63,166,000	64,017,941
Volkswagen Group of America Finance LLC†	6.00%		11/16/2026	39,108,000	39,840,946
Total					1,262,824,697

Auto Parts & Equipment 0.64%
Clarios Global LP/Clarios U.S. Finance Co.†	8.50%		5/15/2027	99,272,000	99,837,850
ZF North America Capital, Inc.†	4.75%		4/29/2025	103,113,000	103,103,400
ZF North America Capital, Inc.†	6.875%		4/14/2028	65,514,000	66,227,382
Total					269,168,632

Banks 14.37%
ABN AMRO Bank NV (Netherlands)†(d)	4.75%		7/28/2025	91,639,000	91,534,261
ABN AMRO Bank NV (Netherlands)†(d)	4.80%		4/18/2026	48,000,000	47,944,952
ABN AMRO Bank NV (Netherlands)†(d)	6.339% (1 yr. CMT + 1.65%)	#	9/18/2027	30,400,000	31,174,124
AIB Group PLC (Ireland)†(d)	6.608%
	(SOFR + 2.33%)	#	9/13/2029	73,907,000	78,269,228
Australia & New Zealand Banking Group Ltd. (Australia)†(d)	4.40%		5/19/2026	25,108,000	25,037,660
Bank of America Corp.	1.197% (SOFR + 1.01%)	#	10/24/2026	24,190,000	23,679,487
Bank of America Corp.	1.319% (SOFR + 1.15%)	#	6/19/2026	56,286,000	55,731,339
Bank of America Corp.	1.734% (SOFR + 0.96%)	#	7/22/2027	30,964,000	29,792,048
Bank of America Corp.	4.948% (SOFR + 2.04%)	#	7/22/2028	62,426,000	62,857,189
Bank of Ireland Group PLC (Ireland)†(d)	2.029% (1 yr. CMT + 1.10%)	#	9/30/2027	139,211,000	133,542,572
Bank of Ireland Group PLC (Ireland)†(d)	5.601% (SOFR + 1.62%)	#	3/20/2030	55,106,000	56,379,538
Bank of Ireland Group PLC (Ireland)†(d)	6.253% (1 yr. CMT + 2.65%)	#	9/16/2026	31,316,000	31,567,287
BankUnited, Inc.	4.875%		11/17/2025	66,202,000	66,156,882
Barclays PLC (United Kingdom)(d)	2.279% (1 yr. CMT + 1.05%)	#	11/24/2027	42,614,000	40,923,319
Barclays PLC (United Kingdom)(d)	2.852% (SOFR + 2.71%)	#	5/7/2026	63,703,000	63,492,114
Barclays PLC (United Kingdom)(d)	4.836%		5/9/2028	10,192,000	10,154,578

See Notes to Schedule of Investments.	235

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Banks (continued)
Barclays PLC (United Kingdom)(d)	5.086% (SOFR + 0.96%)	#	2/25/2029	$26,601,000	$26,770,350
Barclays PLC (United Kingdom)(d)	5.20%		5/12/2026	93,499,000	93,987,108
Barclays PLC (United Kingdom)(d)	5.367% (SOFR + 1.23%)	#	2/25/2031	27,713,000	28,043,706
Barclays PLC (United Kingdom)(d)	5.829% (SOFR + 2.21%)	#	5/9/2027	43,551,000	44,113,292
Barclays PLC (United Kingdom)(d)	6.496% (SOFR + 1.88%)	#	9/13/2027	69,331,000	71,117,975
Barclays PLC (United Kingdom)(d)	7.325% (1 yr. CMT + 3.05%)	#	11/2/2026	33,243,000	33,798,060
Barclays PLC (United Kingdom)(d)	7.385% (1 yr. CMT + 3.30%)	#	11/2/2028	30,351,000	32,254,564
BNP Paribas SA (France)†(d)	1.323% (SOFR + 1.00%)	#	1/13/2027	17,024,000	16,551,373
BNP Paribas SA (France)†(d)	1.904% (SOFR + 1.61%)	#	9/30/2028	36,783,389	34,213,503
BNP Paribas SA (France)†(d)	2.219% (SOFR + 2.07%)	#	6/9/2026	17,065,000	16,946,465
BNP Paribas SA (France)†(d)	2.591% (SOFR + 1.23%)	#	1/20/2028	168,306,000	161,865,416
BNP Paribas SA (France)†(d)	4.375%		5/12/2026	11,186,000	11,125,918
BNP Paribas SA (France)†(d)	5.125% (1 yr. CMT + 1.45%)	#	1/13/2029	21,304,000	21,529,024
BNP Paribas SA (France)†(d)	5.497% (SOFR + 1.59%)	#	5/20/2030	61,402,000	62,593,610
BPCE SA (France)†(d)	2.045% (SOFR + 1.09%)	#	10/19/2027	21,834,000	20,888,307
BPCE SA (France)†(d)	4.50%		3/15/2025	53,678,000	53,654,513
BPCE SA (France)†(d)	4.875%		4/1/2026	22,232,000	22,260,344
BPCE SA (France)†(d)	5.716% (SOFR + 1.96%)	#	1/18/2030	28,760,000	29,397,112
BPCE SA (France)†(d)	5.975% (SOFR + 2.10%)	#	1/18/2027	58,362,000	58,983,171
CaixaBank SA (Spain)†(d)	5.673% (SOFR + 1.78%)	#	3/15/2030	24,491,000	25,115,791
Citigroup, Inc.	3.106% (SOFR + 2.84%)	#	4/8/2026	186,002,000	185,684,801
Citigroup, Inc.	3.29% (SOFR + 1.53%)	#	3/17/2026	15,948,000	15,939,285
Citigroup, Inc.	3.875%		3/26/2025	33,016,000	32,996,579
Citigroup, Inc.	3.887% (3 mo. USD Term SOFR + 1.82%)	#	1/10/2028	17,272,000	17,051,154

236	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Banks (continued)
Citigroup, Inc.	4.40%		6/10/2025	$170,806,000	$170,623,796
Citigroup, Inc.(b)	4.786% (SOFR + 0.87%)	#	3/4/2029	97,986,000	98,272,218
Citigroup, Inc.	5.174% (SOFR + 1.36%)	#	2/13/2030	79,375,000	80,345,707
Citizens Bank NA	4.575% (SOFR + 2.00%)	#	8/9/2028	71,051,000	70,727,328
Citizens Financial Group, Inc.(b)	5.253% (SOFR + 1.26%)	#	3/5/2031	19,937,000	20,111,981
Citizens Financial Group, Inc.	5.841% (SOFR + 2.01%)	#	1/23/2030	27,294,000	28,049,239
Credit Agricole SA (France)†(d)	4.375%		3/17/2025	89,787,000	89,770,925
Danske Bank AS (Denmark)†(d)	1.621% (1 yr. CMT + 1.35%)	#	9/11/2026	46,515,000	45,806,797
Danske Bank AS (Denmark)†(d)	4.298% (1 yr. CMT + 1.75%)	#	4/1/2028	84,056,000	83,469,562
Danske Bank AS (Denmark)†(d)	4.613% (1 yr. CMT + 1.10%)	#	10/2/2030	48,362,000	47,733,597
Danske Bank AS (Denmark)†(d)	5.427% (1 yr. CMT + 0.95%)	#	3/1/2028	48,712,000	49,523,793
Danske Bank AS (Denmark)†(d)	5.705% (1 yr. CMT + 1.40%)	#	3/1/2030	20,526,000	21,150,087
Federation des Caisses Desjardins du Quebec (Canada)†(d)(e)	5.25%		4/26/2029	62,272,000	63,448,910
Federation des Caisses Desjardins du Quebec (Canada)†(d)	5.70%		3/14/2028	50,861,000	52,385,576
First Citizens BancShares, Inc.	3.375% (3 mo. USD Term SOFR + 2.47%)	#	3/15/2030	13,828,000	13,792,722
Freedom Mortgage Corp.†	7.625%		5/1/2026	6,015,000	6,030,416
Freedom Mortgage Corp.†	12.00%		10/1/2028	28,268,000	30,722,454
Goldman Sachs Group, Inc.	1.948%
	(SOFR + 0.91%)	#	10/21/2027	120,648,000	115,605,253
Goldman Sachs Group, Inc.	2.64% (SOFR + 1.11%)	#	2/24/2028	40,000,000	38,501,673
Goldman Sachs Group, Inc.	4.223% (3 mo. USD Term SOFR + 1.56%)	#	5/1/2029	70,417,000	69,447,275
HSBC Holdings PLC (United Kingdom)(d)	2.999% (SOFR + 1.43%)	#	3/10/2026	67,377,000	67,354,517
HSBC Holdings PLC (United Kingdom)(d)	4.899% (SOFR + 1.03%)	#	3/3/2029	42,494,000	42,589,485
HSBC Holdings PLC (United Kingdom)(d)	5.597% (SOFR + 1.06%)	#	5/17/2028	56,081,000	56,982,335

See Notes to Schedule of Investments.	237

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Banks (continued)
HSBC Holdings PLC (United Kingdom)(d)	5.887% (SOFR + 1.57%)	#	8/14/2027	$50,000,000	$50,871,275
Huntington Bancshares, Inc.	4.443% (SOFR + 1.97%)	#	8/4/2028	24,051,000	23,918,481
Intesa Sanpaolo SpA (Italy)†(d)	5.71%		1/15/2026	100,244,000	100,589,161
JPMorgan Chase & Co.	4.851% (SOFR + 1.99%)	#	7/25/2028	10,000,000	10,044,294
KeyBank NA	4.15%		8/8/2025	10,000,000	9,976,272
Lloyds Banking Group PLC (United Kingdom)(d)	4.582%		12/10/2025	18,348,000	18,297,735
Lloyds Banking Group PLC (United Kingdom)(d)	4.65%		3/24/2026	29,589,000	29,545,882
Lloyds Banking Group PLC (United Kingdom)(d)	5.462% (1 yr. CMT + 1.38%)	#	1/5/2028	31,204,000	31,618,732
Lloyds Banking Group PLC (United Kingdom)(d)	5.985% (1 yr. CMT + 1.48%)	#	8/7/2027	41,528,000	42,264,516
M&T Bank Corp.	4.553% (SOFR + 1.78%)	#	8/16/2028	43,711,000	43,613,079
Macquarie Bank Ltd. (Australia)†(d)	4.875%		6/10/2025	32,811,000	32,816,813
Macquarie Group Ltd. (Australia)†(d)	1.34% (SOFR + 1.07%)	#	1/12/2027	67,569,000	65,716,123
Macquarie Group Ltd. (Australia)†(d)	3.763% (3 mo. USD LIBOR + 1.37%)	#	11/28/2028	38,587,000	37,567,538
Manufacturers & Traders Trust Co.	4.65%		1/27/2026	148,038,000	147,982,862
Manufacturers & Traders Trust Co.	4.70%		1/27/2028	47,563,000	47,750,951
Morgan Stanley	5.042% (SOFR + 1.22%)	#	7/19/2030	24,450,000	24,651,685
Morgan Stanley	5.123% (SOFR + 1.73%)	#	2/1/2029	32,276,000	32,697,595
Morgan Stanley	5.449% (SOFR + 1.63%)	#	7/20/2029	40,373,000	41,321,468
Morgan Stanley Bank NA	5.016% (SOFR + 0.91%)	#	1/12/2029	26,576,000	26,830,115
NatWest Group PLC (United Kingdom)(d)	4.892% (3 mo. USD LIBOR + 1.75%)	#	5/18/2029	39,204,000	39,285,260
NatWest Group PLC (United Kingdom)(d)	4.964% (1 yr. CMT + 1.22%)	#	8/15/2030	32,344,000	32,389,476
NatWest Group PLC (United Kingdom)(d)	5.808% (1 yr. CMT + 1.95%)	#	9/13/2029	32,268,000	33,289,187
NatWest Group PLC (United Kingdom)(d)	5.847% (1 yr. CMT + 1.35%)	#	3/2/2027	22,160,000	22,435,481
NatWest Group PLC (United Kingdom)(d)	7.472% (1 yr. CMT + 2.85%)	#	11/10/2026	7,446,000	7,587,567
Santander Holdings USA, Inc.	2.49% (SOFR + 1.25%)	#	1/6/2028	35,038,000	33,541,328

238	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Banks (continued)
Santander Holdings USA, Inc.	3.244%		10/5/2026	$38,058,000	$37,191,090
Santander U.K. Group Holdings PLC (United Kingdom)(d)	2.469% (SOFR + 1.22%)	#	1/11/2028	37,697,000	36,052,321
Santander U.K. Group Holdings PLC (United Kingdom)†(d)	4.75%		9/15/2025	42,889,000	42,787,273
Santander U.K. Group Holdings PLC (United Kingdom)(d)	6.534% (SOFR + 2.60%)	#	1/10/2029	58,887,000	61,365,882
Societe Generale SA (France)†(d)	1.488% (1 yr. CMT + 1.10%)	#	12/14/2026	31,745,000	30,949,679
Societe Generale SA (France)†(d)	1.792% (1 yr. CMT + 1.00%)	#	6/9/2027	22,305,000	21,455,188
Societe Generale SA (France)†(d)	5.25%		2/19/2027	70,472,000	70,934,217
Standard Chartered PLC (United Kingdom)†(d)(e)	5.688% (1 yr. CMT + 1.05%)	#	5/14/2028	29,535,000	30,077,117
Standard Chartered PLC (United Kingdom)†(d)	6.187% (1 yr. CMT + 1.85%)	#	7/6/2027	32,803,000	33,452,319
Standard Chartered PLC (United Kingdom)†(d)	6.75% (1 yr. CMT + 1.85%)	#	2/8/2028	40,593,000	42,077,457
Swedbank AB (Sweden)†(d)	5.411% (SOFR + 1.03%)	#	11/20/2029	39,220,000	39,651,704
Swedbank AB (Sweden)†(d)	6.136%		9/12/2026	54,791,000	56,064,504
Synchrony Bank	5.40%		8/22/2025	41,801,000	41,877,704
Synchrony Bank	5.625%		8/23/2027	8,096,000	8,209,799
Truist Financial Corp.(e)	4.26% (SOFR + 1.46%)	#	7/28/2026	45,757,000	45,686,898
Truist Financial Corp.	4.873% (SOFR + 1.44%)	#	1/26/2029	23,640,000	23,764,505
Truist Financial Corp.	5.435% (SOFR + 1.62%)	#	1/24/2030	23,827,000	24,305,776
Truist Financial Corp.	6.047% (SOFR + 2.05%)	#	6/8/2027	28,006,000	28,502,010
U.S. Bancorp	4.548% (SOFR + 1.66%)	#	7/22/2028	41,453,000	41,390,677
U.S. Bancorp	4.653% (SOFR + 1.23%)	#	2/1/2029	47,588,000	47,568,051
U.S. Bancorp	5.046% (SOFR + 1.06%)	#	2/12/2031	39,104,000	39,400,121
U.S. Bancorp	5.10% (SOFR + 1.25%)	#	7/23/2030	41,292,000	41,756,175
U.S. Bancorp	5.384% (SOFR + 1.56%)	#	1/23/2030	18,342,000	18,727,362

See Notes to Schedule of Investments.	239

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Banks (continued)
U.S. Bancorp	5.775% (SOFR + 2.02%)	#	6/12/2029	$55,402,000	$57,156,922
U.S. Bancorp	6.787% (SOFR + 1.88%)	#	10/26/2027	30,000,000	31,049,594
UBS Group AG (Switzerland)†(d)	1.305% (SOFR + 0.98%)	#	2/2/2027	12,058,000	11,699,120
UBS Group AG (Switzerland)†(d)	1.494% (1 yr. CMT + 0.85%)	#	8/10/2027	32,133,000	30,731,476
UBS Group AG (Switzerland)†(d)	2.193% (SOFR + 2.04%)	#	6/5/2026	30,000,000	29,810,262
UBS Group AG (Switzerland)†(d)	3.869% (3 mo. USD LIBOR + 1.41%)	#	1/12/2029	57,857,000	56,586,933
UBS Group AG (Switzerland)†(d)	4.125%		4/15/2026	48,362,000	48,176,295
UBS Group AG (Switzerland)†(d)	4.282%		1/9/2028	11,042,000	10,945,047
UBS Group AG (Switzerland)†(d)	4.488% (1 yr. CMT + 1.55%)	#	5/12/2026	29,178,000	29,166,119
UBS Group AG (Switzerland)†(d)	4.703% (1 yr. CMT + 2.05%)	#	8/5/2027	12,475,000	12,484,911
UBS Group AG (Switzerland)†(d)	4.751% (1 yr. CMT + 1.75%)	#	5/12/2028	10,000,000	10,001,731
UBS Group AG (Switzerland)†(d)	5.428% (1 yr. CMT + 1.52%)	#	2/8/2030	31,428,000	32,051,546
UBS Group AG (Switzerland)†(d)	5.711% (1 yr. CMT + 1.55%)	#	1/12/2027	72,194,000	72,856,303
UBS Group AG (Switzerland)†(d)	6.442% (SOFR + 3.70%)	#	8/11/2028	30,943,000	32,122,573
UniCredit SpA (Italy)†(d)	2.569% (1 yr. CMT + 2.30%)	#	9/22/2026	35,554,000	35,111,158
Wells Fargo & Co.	2.188% (SOFR + 2.00%)	#	4/30/2026	62,273,000	62,023,190
Wells Fargo & Co.	4.808% (SOFR + 1.98%)	#	7/25/2028	77,683,000	77,850,495
Wells Fargo & Co.	5.198% (SOFR + 1.50%)	#	1/23/2030	60,922,000	61,795,182
Wells Fargo & Co.	5.574% (SOFR + 1.74%)	#	7/25/2029	74,108,000	76,002,634
Wells Fargo & Co.	5.707% (SOFR + 1.07%)	#	4/22/2028	40,086,000	40,906,142
Wells Fargo & Co.	6.303% (SOFR + 1.79%)	#	10/23/2029	31,837,000	33,490,087
Total					6,029,432,070

240	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Beverages 0.23%
Bacardi Ltd.†	4.70%	5/15/2028	$42,902,000	$42,716,447
Bacardi-Martini BV (Netherlands)†(d)	5.55%	2/1/2030	40,549,000	41,365,220
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL (Guatemala)†(d)	5.25%	4/27/2029	12,000,000	11,526,265
Total				95,607,932

Biotechnology 0.34%
Amgen, Inc.	5.507%	3/2/2026	26,424,000	26,427,834
Illumina, Inc.	4.65%	9/9/2026	26,121,000	26,121,774
Illumina, Inc.	5.75%	12/13/2027	63,913,000	65,488,183
Royalty Pharma PLC	5.15%	9/2/2029	24,095,000	24,361,500
Total				142,399,291

Chemicals 0.75%
Celanese U.S. Holdings LLC	6.415%	7/15/2027	97,963,000	100,431,430
International Flavors & Fragrances, Inc.†	1.23%	10/1/2025	90,336,000	88,471,640
Kraton Corp.†(e)	5.00%	7/15/2027	16,524,000	16,709,440
Ma’aden Sukuk Ltd. (Cayman Islands)†(d)	5.25%	2/13/2030	24,270,000	24,339,388
Olin Corp.	5.125%	9/15/2027	17,175,000	17,167,349
Orbia Advance Corp. SAB de CV (Mexico)†(d)	1.875%	5/11/2026	36,739,000	35,343,899
Solvay Finance America LLC†	5.65%	6/4/2029	30,872,000	31,688,844
Total				314,151,990

Commercial Services 0.79%
Albion Financing 1 SARL/Aggreko Holdings, Inc. (Luxembourg)†(d)	6.125%	10/15/2026	51,117,000	51,257,827
Albion Financing 2 SARL (Luxembourg)†(d)	8.75%	4/15/2027	18,850,000	19,254,860
Allied Universal Holdco LLC/Allied Universal Finance Corp.†	9.75%	7/15/2027	13,093,000	13,187,937
Block, Inc.	2.75%	6/1/2026	31,118,000	30,202,664
Element Fleet Management Corp. (Canada)†(d)	5.643%	3/13/2027	17,056,000	17,363,992
GXO Logistics, Inc.	6.25%	5/6/2029	72,957,000	75,546,172
ITR Concession Co. LLC†	4.197%	7/15/2025	5,775,000	5,734,197
Prime Security Services Borrower LLC/Prime Finance, Inc.†	5.75%	4/15/2026	3,671,000	3,690,042
Triton Container International Ltd.†	2.05%	4/15/2026	44,729,000	43,255,491
WASH Multifamily Acquisition, Inc.†	5.75%	4/15/2026	73,131,000	72,985,521
Total				332,478,703

See Notes to Schedule of Investments.	241

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Computers 0.31%
Crowdstrike Holdings, Inc.	3.00%		2/15/2029	$48,556,000	$44,859,903
Gartner, Inc.†	4.50%		7/1/2028	86,313,000	84,482,491
Total					129,342,394

Cosmetics/Personal Care 0.02%
Coty, Inc.†	5.00%		4/15/2026	8,402,000	8,387,310

Distribution/Wholesale 0.14%
BCPE Empire Holdings, Inc.†	7.625%		5/1/2027	29,440,000	29,380,004
Ritchie Bros Holdings, Inc.†	6.75%		3/15/2028	29,211,000	29,994,644
Total					59,374,648

Diversified Financial Services 4.17%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(d)	4.625%		9/10/2029	33,329,000	32,996,491
AG TTMT Escrow Issuer LLC†	8.625%		9/30/2027	75,926,000	78,583,410
Air Lease Corp.	5.85%		12/15/2027	9,247,000	9,541,427
Aircastle Ltd.†	5.25%		8/11/2025	62,465,000	62,525,603
Aircastle Ltd.†	5.95%		2/15/2029	32,497,000	33,501,869
Aircastle Ltd./Aircastle Ireland DAC†	5.25%		3/15/2030	10,533,000	10,585,407
Ally Financial, Inc.	5.75%		11/20/2025	142,452,000	142,988,477
American Express Co.	5.282% (SOFR + 1.28%)	#	7/27/2029	10,000,000	10,226,114
Atlas Warehouse Lending Co. LP†	6.05%		1/15/2028	26,731,000	26,999,744
Atlas Warehouse Lending Co. LP†	6.25%		1/15/2030	14,362,000	14,510,126
Aviation Capital Group LLC†	1.95%		1/30/2026	84,521,000	82,320,000
Aviation Capital Group LLC†	5.375%		7/15/2029	21,957,000	22,231,397
Aviation Capital Group LLC†	6.25%		4/15/2028	30,432,000	31,597,522
Avolon Holdings Funding Ltd. (Ireland)†(d)	2.125%		2/21/2026	28,269,000	27,557,212
Avolon Holdings Funding Ltd. (Ireland)†(d)	2.528%		11/18/2027	10,875,000	10,182,597
Avolon Holdings Funding Ltd. (Ireland)†(d)	2.75%		2/21/2028	46,867,000	44,037,527
Avolon Holdings Funding Ltd. (Ireland)†(d)	3.25%		2/15/2027	21,656,000	20,998,585
Avolon Holdings Funding Ltd. (Ireland)†(d)	4.25%		4/15/2026	36,418,000	36,198,208
Avolon Holdings Funding Ltd. (Ireland)†(d)	4.375%		5/1/2026	28,081,000	27,940,691
Avolon Holdings Funding Ltd. (Ireland)†(d)	4.95%		1/15/2028	24,719,000	24,657,574
Avolon Holdings Funding Ltd. (Ireland)†(d)	5.50%		1/15/2026	20,268,000	20,367,061
Avolon Holdings Funding Ltd. (Ireland)†(d)	5.75%		3/1/2029	27,769,000	28,358,062
Avolon Holdings Funding Ltd. (Ireland)†(d)	5.75%		11/15/2029	29,584,000	30,224,381
Avolon Holdings Funding Ltd. (Ireland)†(d)	6.375%		5/4/2028	15,827,000	16,406,864
Castlelake Aviation Finance DAC (Ireland)†(d)	5.00%		4/15/2027	32,575,000	32,859,732
GGAM Finance Ltd. (Ireland)†(d)	7.75%		5/15/2026	36,383,000	36,981,318
GGAM Finance Ltd. (Ireland)†(d)	8.00%		2/15/2027	9,813,000	10,156,298

242	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Diversified Financial Services (continued)
Jane Street Group/JSG Finance, Inc.†	4.50%		11/15/2029	$7,302,000	$6,914,884
Jefferson Capital Holdings LLC†	6.00%		8/15/2026	23,378,000	23,349,745
LPL Holdings, Inc.†	4.00%		3/15/2029	88,110,000	84,487,228
LPL Holdings, Inc.†	4.625%		11/15/2027	13,040,000	12,887,175
LPL Holdings, Inc.	5.70%		5/20/2027	16,168,000	16,461,235
LPL Holdings, Inc.	6.75%		11/17/2028	47,490,000	50,250,511
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(d)	5.15%		3/17/2030	10,942,000	10,859,174
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(d)	6.40%		3/26/2029	11,855,000	12,287,518
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(d)	8.125%		3/30/2029	66,055,000	69,524,143
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(d)	8.375%		5/1/2028	19,535,000	20,442,635
Nationstar Mortgage Holdings, Inc.†	5.00%		2/1/2026	61,179,000	60,842,748
Navient Corp.	4.875%		3/15/2028	2,000,000	1,939,471
Navient Corp.	5.00%		3/15/2027	14,660,000	14,440,810
Navient Corp.	6.75%		6/25/2025	42,371,000	42,592,219
Nuveen LLC†	5.55%		1/15/2030	20,736,000	21,349,709
Osaic Holdings, Inc.†(e)	10.75%		8/1/2027	35,585,000	36,833,856
PennyMac Financial Services, Inc.†	5.375%		10/15/2025	55,212,000	55,257,931
Radian Group, Inc.	6.20%		5/15/2029	27,533,000	28,445,535
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.†	2.875%		10/15/2026	109,391,000	105,009,420
SLM Corp.	3.125%		11/2/2026	19,870,000	19,154,863
Synchrony Financial	3.95%		12/1/2027	26,175,000	25,530,465
Synchrony Financial	4.50%		7/23/2025	65,524,000	65,425,139
United Wholesale Mortgage LLC†	5.50%		11/15/2025	39,386,000	39,332,151
Total					1,749,152,262

Electric 3.69%
AES Corp.†	3.30%		7/15/2025	75,993,000	75,427,216
AES Corp.	5.45%		6/1/2028	61,750,000	62,843,484
Alexander Funding Trust II†	7.467%		7/31/2028	55,927,000	59,584,768
Algonquin Power & Utilities Corp. (Canada)(d)	5.365%	(f)	6/15/2026	68,347,000	68,839,963
Alliant Energy Finance LLC†	5.40%		6/6/2027	15,507,000	15,664,539
Ameren Corp.	5.00%		1/15/2029	20,250,000	20,440,379
Ausgrid Finance Pty. Ltd. (Australia)†(d)	4.35%		8/1/2028	12,691,000	12,509,503
Black Hills Corp.	5.95%		3/15/2028	36,563,000	37,920,009
CenterPoint Energy Houston Electric LLC	4.80%		3/15/2030	23,145,000	23,261,062
CenterPoint Energy, Inc.	5.40%		6/1/2029	41,448,000	42,478,292

See Notes to Schedule of Investments.	243

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Electric (continued)
Cikarang Listrindo Tbk. PT (Indonesia)(d)	4.95%		9/14/2026	$6,610,000	$6,606,230
Comision Federal de Electricidad (Mexico)†(d)	4.688%		5/15/2029	64,028,000	60,990,973
DPL, Inc.	4.125%		7/1/2025	49,391,000	49,185,879
DTE Energy Co.	4.875%		6/1/2028	36,257,000	36,547,808
DTE Energy Co.	5.10%		3/1/2029	48,117,000	48,703,897
Electricite de France SA (France)†(d)	5.70%		5/23/2028	98,145,000	100,870,724
Enel Finance International NV (Netherlands)†(d)	5.125%		6/26/2029	42,961,000	43,372,436
Engie SA (France)†(d)	5.25%		4/10/2029	21,027,000	21,386,803
Evergy Missouri West, Inc.†	5.15%		12/15/2027	23,835,000	24,152,631
Eversource Energy	5.95%		2/1/2029	33,504,000	34,886,620
Fells Point Funding Trust†	3.046%		1/31/2027	114,348,000	110,639,543
FirstEnergy Corp.	2.05%		3/1/2025	70,444,000	70,444,000
ITC Holdings Corp.†	4.95%		9/22/2027	25,656,000	25,805,874
Liberty Utilities Co.†(e)	5.577%		1/31/2029	51,528,000	52,693,117
National Grid PLC (United Kingdom)(d)	5.602%		6/12/2028	27,330,000	28,080,902
NRG Energy, Inc.†	2.00%		12/2/2025	13,293,000	12,999,081
NSTAR Electric Co.	4.85%		3/1/2030	23,966,000	24,076,934
Pacific Gas & Electric Co.	3.15%		1/1/2026	97,365,878	95,919,818
Pacific Gas & Electric Co.	3.30%		12/1/2027	33,877,000	32,293,473
Pacific Gas & Electric Co.	5.367% (SOFR + 0.95%)	#	9/4/2025	48,671,000	48,643,000
Pacific Gas & Electric Co.	5.45%		6/15/2027	15,023,000	15,206,737
Pacific Gas & Electric Co.	5.55%		5/15/2029	28,749,000	29,182,649
Palomino Funding Trust I†	7.233%		5/17/2028	29,716,000	31,416,322
Southern Co.	5.113%		8/1/2027	32,580,000	32,898,561
Terraform Global Operating LP†	6.125%		3/1/2026	12,489,000	12,490,144
Vistra Operations Co. LLC†	3.70%		1/30/2027	25,178,000	24,647,714
Vistra Operations Co. LLC†	5.05%		12/30/2026	10,942,000	10,986,326
Vistra Operations Co. LLC†	5.50%		9/1/2026	32,424,000	32,437,699
Vistra Operations Co. LLC†	5.625%		2/15/2027	12,474,000	12,483,917
Total					1,549,019,027

Electrical Components & Equipment 0.02%
Energizer Holdings, Inc.†	6.50%		12/31/2027	9,880,000	10,014,240

Energy-Alternate Sources 0.20%
Greenko Dutch BV (Netherlands)†(d)(e)	3.85%		3/29/2026	28,951,460	28,177,008
Greenko Dutch BV (Netherlands)(d)	3.85%		3/29/2026	12,471,825	12,138,204
Greenko Wind Projects Mauritius Ltd. (Mauritius)(d)	5.50%		4/6/2025	32,179,000	32,123,726
Greenko Wind Projects Mauritius Ltd. (Mauritius)†(d)	5.50%		4/6/2025	10,564,000	10,545,854
Total					82,984,792

244	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Engineering & Construction 0.25%
Jacobs Engineering Group, Inc.	6.35%	8/18/2028	$44,948,000	$47,181,486
MasTec, Inc.†	4.50%	8/15/2028	17,258,000	16,906,642
MasTec, Inc.	5.90%	6/15/2029	39,725,000	40,805,441
Total				104,893,569

Entertainment 0.74%
Caesars Entertainment, Inc.†	8.125%	7/1/2027	19,856,000	20,059,107
Churchill Downs, Inc.†	5.50%	4/1/2027	11,000,000	10,957,321
Everi Holdings, Inc.†	5.00%	7/15/2029	9,612,000	9,659,839
Flutter Treasury DAC (Ireland)†(d)	6.375%	4/29/2029	48,475,000	49,656,336
Warnermedia Holdings, Inc.	3.638%	3/15/2025	10,000,000	9,994,862
Warnermedia Holdings, Inc.	3.755%	3/15/2027	197,549,000	192,863,732
Warnermedia Holdings, Inc.	4.054%	3/15/2029	19,895,000	18,905,723
Total				312,096,920

Food 0.64%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	3.25%	3/15/2026	2,630,000	2,582,376
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	4.625%	1/15/2027	97,786,000	96,405,503
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	5.875%	2/15/2028	20,000,000	20,014,114
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	6.50%	2/15/2028	72,850,000	74,286,748
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	7.50%	3/15/2026	9,571,000	9,594,210
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL (Luxembourg)(d)	3.00%	2/2/2029	33,905,000	31,602,318
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL (Luxembourg)(d)	5.50%	1/15/2030	8,483,000	8,547,182
NBM U.S. Holdings, Inc.†	7.00%	5/14/2026	11,133,000	11,165,798
Tyson Foods, Inc.	5.40%	3/15/2029	12,250,000	12,534,392
Total				266,732,641

Forest Products & Paper 0.04%
Suzano Austria GmbH (Brazil)†(d)	5.75%	7/14/2026	16,483,000	16,691,988

Gas 0.83%
Brooklyn Union Gas Co.†	4.632%	8/5/2027	54,747,000	54,437,092
National Fuel Gas Co.	5.20%	7/15/2025	9,650,000	9,649,949
National Fuel Gas Co.	5.50%	1/15/2026	106,751,000	107,217,221
National Fuel Gas Co.	5.50%	10/1/2026	31,379,000	31,758,823

See Notes to Schedule of Investments.	245

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Gas (continued)
National Fuel Gas Co.	5.50%	3/15/2030	$33,891,000	$34,333,952
NiSource, Inc.	5.20%	7/1/2029	24,005,000	24,480,258
Southwest Gas Corp.	5.45%	3/23/2028	42,112,000	42,936,398
Southwest Gas Corp.	5.80%	12/1/2027	41,220,000	42,423,539
Total				347,237,232

Hand/Machine Tools 0.50%
Regal Rexnord Corp.	6.05%	2/15/2026	35,742,000	36,051,489
Regal Rexnord Corp.	6.05%	4/15/2028	120,296,000	123,055,422
Regal Rexnord Corp.	6.30%	2/15/2030	31,920,000	33,271,288
Werner FinCo LP/Werner FinCo, Inc.†	11.50%	6/15/2028	14,000,000	15,435,700
Total				207,813,899

Health Care-Products 0.34%
GE HealthCare Technologies, Inc.	4.80%	8/14/2029	12,250,000	12,280,761
Solventum Corp.	5.40%	3/1/2029	80,331,000	82,021,150
Solventum Corp.	5.45%	2/25/2027	48,673,000	49,484,820
Total				143,786,731

Health Care-Services 1.49%
Centene Corp.	2.45%	7/15/2028	55,420,000	50,530,504
Centene Corp.	4.25%	12/15/2027	214,061,000	208,438,902
Cigna Group	5.685%	3/15/2026	20,000,000	20,004,125
Fresenius Medical Care U.S. Finance III, Inc.†	3.75%	6/15/2029	15,026,000	14,311,356
HCA, Inc.	5.25%	4/15/2025	191,891,000	191,946,685
HCA, Inc.	5.25%	3/1/2030	16,383,000	16,610,595
Health Care Service Corp. A Mutual Legal Reserve Co.†	5.20%	6/15/2029	19,924,000	20,278,543
Icon Investments Six DAC (Ireland)(d)	5.809%	5/8/2027	23,601,000	24,102,320
Icon Investments Six DAC (Ireland)(d)	5.849%	5/8/2029	24,765,000	25,580,244
IQVIA, Inc.†	5.00%	5/15/2027	12,906,000	12,791,753
IQVIA, Inc.	6.25%	2/1/2029	19,836,000	20,719,674
Universal Health Services, Inc.	4.625%	10/15/2029	20,530,000	20,081,530
Total				625,396,231

Home Furnishings 0.04%
Leggett & Platt, Inc.	3.50%	11/15/2027	18,646,000	17,848,753

Housewares 0.01%
Newell Brands, Inc.	5.70%	4/1/2026	4,501,000	4,500,445

246	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Insurance 4.31%
AEGON Funding Co. LLC†(e)	5.50%	4/16/2027	$80,352,000	$81,270,291
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	6.75%	10/15/2027	51,146,000	51,044,161
American National Global Funding†	5.55%	1/28/2030	36,562,000	37,344,513
Aon Corp.	8.205%	1/1/2027	71,754,000	75,855,226
Athene Global Funding†	4.95%	1/7/2027	28,024,000	28,151,990
Athene Global Funding†	5.339%	1/15/2027	42,849,000	43,322,457
Athene Global Funding†	5.38%	1/7/2030	49,427,000	50,100,062
Athene Global Funding†	5.516%	3/25/2027	40,000,000	40,647,822
Athene Global Funding†	5.583%	1/9/2029	40,242,000	41,187,106
Brighthouse Financial Global Funding†	5.55%	4/9/2027	59,746,000	60,552,312
Brighthouse Financial Global Funding†	5.65%	6/10/2029	47,534,000	48,549,802
CNO Financial Group, Inc.	5.25%	5/30/2025	90,846,000	90,848,474
CNO Global Funding†	4.875%	12/10/2027	31,500,000	31,553,471
CNO Global Funding†	4.95%	9/9/2029	16,244,000	16,319,439
CNO Global Funding†	5.875%	6/4/2027	60,042,000	61,567,804
CNO Global Funding †	1.75%	10/7/2026	29,008,000	27,708,685
Corebridge Global Funding†	4.65%	8/20/2027	20,497,000	20,559,192
Corebridge Global Funding†	5.20%	1/12/2029	24,170,000	24,616,960
Equitable Financial Life Global Funding†	5.45%	3/3/2028	57,392,000	58,638,898
F&G Annuities & Life, Inc.	7.40%	1/13/2028	39,860,000	41,771,938
F&G Global Funding†	1.75%	6/30/2026	36,106,000	34,736,088
F&G Global Funding†	2.00%	9/20/2028	16,130,000	14,519,160
F&G Global Funding†	2.30%	4/11/2027	58,675,000	55,690,826
F&G Global Funding†	5.875%	6/10/2027	41,457,000	42,315,543
GA Global Funding Trust†	3.85%	4/11/2025	50,000,000	49,949,712
GA Global Funding Trust†	4.40%	9/23/2027	61,976,000	61,511,112
GA Global Funding Trust†	5.50%	1/8/2029	70,072,000	71,547,421
Global Atlantic Fin Co.†	4.40%	10/15/2029	10,000,000	9,671,190
Jackson Financial, Inc.	5.17%	6/8/2027	25,281,000	25,557,001
Jackson National Life Global Funding†(e)	3.05%	4/29/2026	7,346,000	7,225,282
Jackson National Life Global Funding†	4.60%	10/1/2029	24,478,000	24,222,278
Jackson National Life Global Funding†	4.90%	1/13/2027	40,481,000	40,682,770
Jackson National Life Global Funding†	5.35%	1/13/2030	39,587,000	40,457,579
Jackson National Life Global Funding†(e)	5.50%	1/9/2026	32,581,000	32,834,342
Jackson National Life Global Funding†	5.55%	7/2/2027	56,344,000	57,439,526
Jackson National Life Global Funding†	5.60%	4/10/2026	39,234,000	39,644,041
Lincoln Financial Global Funding†	5.30%	1/13/2030	32,519,000	33,305,374
MGIC Investment Corp.	5.25%	8/15/2028	39,165,000	38,780,022

See Notes to Schedule of Investments.	247

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Insurance (continued)
Mutual of Omaha Cos Global Funding†	5.45%	12/12/2028	$37,111,000	$38,122,197
Mutual of Omaha Cos Global Funding†	5.80%	7/27/2026	19,182,000	19,457,597
NMI Holdings, Inc.	6.00%	8/15/2029	12,397,000	12,619,093
Principal Life Global Funding II†	5.10%	1/25/2029	42,790,000	43,487,848
RGA Global Funding†	5.448%	5/24/2029	32,162,000	33,047,908
Sammons Financial Group Global Funding†	5.05%	1/10/2028	19,748,000	19,895,373
Sammons Financial Group Global Funding†	5.10%	12/10/2029	30,589,000	30,862,300
Total				1,809,192,186

Internet 0.79%
Prosus NV (Netherlands)†(d)(e)	3.257%	1/19/2027	60,280,000	58,358,872
Rakuten Group, Inc. (Japan)†(d)	11.25%	2/15/2027	95,046,000	104,361,314
Uber Technologies, Inc.†	4.50%	8/15/2029	149,853,000	147,842,842
Uber Technologies, Inc.†	6.25%	1/15/2028	16,209,000	16,352,984
Uber Technologies, Inc.†	7.50%	9/15/2027	4,904,000	4,938,721
Total				331,854,733

Investment Companies 0.25%
Blackstone Private Credit Fund	2.625%	12/15/2026	19,742,000	18,918,777
Blackstone Private Credit Fund†	4.95%	9/26/2027	11,337,000	11,255,652
Blackstone Secured Lending Fund	2.125%	2/15/2027	12,260,000	11,604,114
Blackstone Secured Lending Fund	3.625%	1/15/2026	63,344,000	62,583,518
Total				104,362,061

Leisure Time 0.55%
Carnival Corp.†	4.00%	8/1/2028	162,901,000	156,641,529
Carnival Corp.†	7.00%	8/15/2029	25,860,000	27,202,315
Carnival Corp.†	7.625%	3/1/2026	28,000,000	28,064,960
Royal Caribbean Cruises Ltd.†	4.25%	7/1/2026	7,000,000	6,916,277
Royal Caribbean Cruises Ltd.†	5.375%	7/15/2027	11,050,000	11,076,388
Total				229,901,469

Lodging 0.34%
Hyatt Hotels Corp.	5.25%	6/30/2029	24,657,000	24,921,773
Las Vegas Sands Corp.	3.50%	8/18/2026	74,117,000	72,473,374
Las Vegas Sands Corp.	5.90%	6/1/2027	16,172,000	16,494,153
Melco Resorts Finance Ltd. (Hong Kong)(d)	4.875%	6/6/2025	24,315,000	24,260,136
Sands China Ltd. (Macau)(d)	5.125%	8/8/2025	3,417,000	3,417,279
Total				141,566,715

248	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Machinery: Construction & Mining 0.04%
Vertiv Group Corp.†	4.125%	11/15/2028	$16,461,000	$15,836,666

Machinery-Diversified 0.15%
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC (Canada)†(d)	9.00%	2/15/2029	49,350,000	52,010,656
IDEX Corp.	4.95%	9/1/2029	10,974,000	11,045,489
Total				63,056,145

Media 0.61%
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.50%	5/1/2026	12,250,000	12,242,227
Directv Financing LLC/Directv Financing Co-Obligor, Inc.†	5.875%	8/15/2027	158,543,000	156,155,019
Discovery Communications LLC	3.95%	3/20/2028	32,090,000	30,928,215
Nexstar Media, Inc.†	5.625%	7/15/2027	40,961,000	40,543,976
Sirius XM Radio LLC†	3.125%	9/1/2026	15,595,000	15,099,510
Total				254,968,947

Mining 1.07%
Alcoa Nederland Holding BV (Netherlands)†(d)	5.50%	12/15/2027	27,772,000	27,595,278
Anglo American Capital PLC (United Kingdom)†(d)	2.25%	3/17/2028	30,799,000	28,668,253
Anglo American Capital PLC (United Kingdom)†(d)	3.875%	3/16/2029	8,570,000	8,276,251
Anglo American Capital PLC (United Kingdom)†(d)	4.00%	9/11/2027	21,664,000	21,273,931
Anglo American Capital PLC (United Kingdom)†(d)(e)	4.50%	3/15/2028	41,549,000	41,203,072
Anglo American Capital PLC (United Kingdom)†(d)	4.75%	4/10/2027	31,135,000	31,093,969
Anglo American Capital PLC (United Kingdom)†(d)	4.875%	5/14/2025	50,235,000	50,212,612
Freeport Indonesia PT (Indonesia)†(d)	4.763%	4/14/2027	31,203,000	31,157,169
Glencore Funding LLC†	3.875%	10/27/2027	10,525,000	10,300,441
Glencore Funding LLC†	5.338%	4/4/2027	56,916,000	57,742,065
Glencore Funding LLC†	5.371%	4/4/2029	56,456,000	57,614,236
Glencore Funding LLC†	6.125%	10/6/2028	31,335,000	32,697,414
Navoi Mining & Metallurgical Combinat (Uzbekistan)†(d)	6.70%	10/17/2028	16,210,000	16,401,517
New Gold, Inc. (Canada)†(d)	7.50%	7/15/2027	36,259,000	36,605,890
Total				450,842,098

Miscellaneous Manufacturing 0.00%
Trinity Industries, Inc.†	7.75%	7/15/2028	1,300,000	1,358,339

Oil & Gas 6.40%
Antero Resources Corp.†	5.375%	3/1/2030	9,000,000	8,884,776
Antero Resources Corp.†	7.625%	2/1/2029	35,391,000	36,386,973
APA Corp.†	4.375%	10/15/2028	45,219,000	43,856,290

See Notes to Schedule of Investments.	249

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Oil & Gas (continued)
Ascent Resources Utica Holdings LLC/ARU Finance Corp.†	8.25%	12/31/2028	$23,952,000	$24,542,824
California Resources Corp.†	7.125%	2/1/2026	14,156,000	14,149,236
Canadian Natural Resources Ltd. (Canada)†(d)	5.00%	12/15/2029	12,183,000	12,186,969
Chord Energy Corp.†	6.375%	6/1/2026	45,162,000	45,242,840
CITGO Petroleum Corp.†	6.375%	6/15/2026	75,379,000	75,549,960
Civitas Resources, Inc.†	5.00%	10/15/2026	23,164,000	23,004,504
Civitas Resources, Inc.†	8.375%	7/1/2028	83,500,000	87,002,741
Continental Resources, Inc.†	2.268%	11/15/2026	156,101,000	149,356,229
Continental Resources, Inc.	4.375%	1/15/2028	80,948,000	79,748,313
Coterra Energy, Inc.	3.90%	5/15/2027	33,728,000	33,162,498
Coterra Energy, Inc.	4.375%	3/15/2029	30,495,000	29,982,729
Crescent Energy Finance LLC†	9.25%	2/15/2028	108,877,000	114,187,367
Devon Energy Corp.	5.25%	10/15/2027	78,874,000	78,993,375
Devon Energy Corp.	5.875%	6/15/2028	27,374,000	27,491,940
Ecopetrol SA (Colombia)(d)	8.625%	1/19/2029	97,346,000	104,238,097
EQT Corp.†	3.125%	5/15/2026	103,261,000	101,327,005
EQT Corp.	3.90%	10/1/2027	123,792,000	121,712,046
Expand Energy Corp.	5.375%	2/1/2029	71,282,000	71,188,415
Expand Energy Corp.†	5.875%	2/1/2029	102,362,000	102,602,653
Expand Energy Corp.†	6.75%	4/15/2029	61,364,000	62,229,232
Helmerich & Payne, Inc.†(e)	4.65%	12/1/2027	32,608,000	32,612,847
Helmerich & Payne, Inc.†(e)	4.85%	12/1/2029	48,551,000	47,548,650
Hess Corp.	7.875%	10/1/2029	21,328,000	24,014,831
HF Sinclair Corp.	5.00%	2/1/2028	52,437,000	52,452,064
HF Sinclair Corp.	6.375%	4/15/2027	40,512,000	41,103,826
Leviathan Bond Ltd. (Israel)(d)	6.125%	6/30/2025	17,700,000	17,689,026
Matador Resources Co.†	6.875%	4/15/2028	37,081,000	37,903,939
Occidental Petroleum Corp.	5.20%	8/1/2029	19,375,000	19,485,980
Occidental Petroleum Corp.	6.375%	9/1/2028	34,854,000	36,300,685
Occidental Petroleum Corp.	8.50%	7/15/2027	17,821,000	19,002,621
OGX Austria GmbH (Brazil)†(d)(g)	8.50%	6/1/2018	31,150,000	623	(a)
Ovintiv, Inc.	5.375%	1/1/2026	60,306,000	60,422,565
Ovintiv, Inc.	5.65%	5/15/2025	29,979,000	30,011,458
Ovintiv, Inc.	5.65%	5/15/2028	60,393,000	61,940,964
Parsley Energy LLC/Parsley Finance Corp.†	4.125%	2/15/2028	26,480,000	25,921,075
Permian Resources Operating LLC†	5.375%	1/15/2026	53,284,000	53,186,155
Permian Resources Operating LLC†	8.00%	4/15/2027	52,702,000	54,041,263
Petroleos Mexicanos (Mexico)(d)(e)	4.50%	1/23/2026	8,205,000	8,040,070

250	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Oil & Gas (continued)
Petroleos Mexicanos (Mexico)(d)	6.49%	1/23/2027	$69,396,000	$68,230,133
Petroleos Mexicanos (Mexico)(d)(e)	6.875%	10/16/2025	79,386,000	79,586,419
Petroleos Mexicanos (Mexico)(d)	6.875%	8/4/2026	57,051,000	56,972,606
Range Resources Corp.	8.25%	1/15/2029	41,778,000	43,047,801
Sitio Royalties Operating Partnership LP/Sitio Finance Corp.†	7.875%	11/1/2028	43,315,000	45,409,410
SM Energy Co.	6.50%	7/15/2028	27,829,000	27,912,626
SM Energy Co.	6.625%	1/15/2027	9,665,000	9,666,574
SM Energy Co.	6.75%	9/15/2026	38,964,000	39,010,406
Suncor Energy, Inc. (Canada)(d)	7.875%	6/15/2026	22,444,000	23,352,501
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(d)	2.625%	8/15/2025	96,208,000	94,856,109
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)(d)	4.00%	8/15/2026	74,758,000	73,152,703
Vermilion Energy, Inc. (Canada)†(d)	5.625%	3/15/2025	3,100,000	3,104,422
Viper Energy, Inc.†	5.375%	11/1/2027	55,056,000	54,752,696
Total				2,687,760,060

Packaging & Containers 0.20%
Canpack SA/Canpack U.S. LLC (Poland)†(d)	3.125%	11/1/2025	18,185,000	17,837,577
Mauser Packaging Solutions Holding Co.†	7.875%	4/15/2027	16,460,000	16,730,182
Trivium Packaging Finance BV (Netherlands)†(d)	5.50%	8/15/2026	40,725,000	40,457,107
Trivium Packaging Finance BV (Netherlands)†(d)	8.50%	8/15/2027	7,933,000	7,926,880
Total				82,951,746

Pharmaceuticals 0.97%
Bayer U.S. Finance II LLC†	4.25%	12/15/2025	101,873,000	101,374,072
Bayer U.S. Finance LLC†	6.125%	11/21/2026	43,020,000	43,902,970
Bayer U.S. Finance LLC†(e)	6.25%	1/21/2029	86,164,000	89,026,555
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(d)	3.15%	10/1/2026	179,459,000	173,736,537
Total				408,040,134

Pipelines 2.43%
Antero Midstream Partners LP/Antero Midstream Finance Corp.†	5.75%	3/1/2027	10,344,000	10,342,748
Cheniere Energy, Inc.	4.625%	10/15/2028	22,107,000	21,852,314
Columbia Pipelines Holding Co. LLC†	6.042%	8/15/2028	41,269,000	42,782,083
DCP Midstream Operating LP	5.375%	7/15/2025	14,856,000	14,864,562
DT Midstream, Inc.†	4.125%	6/15/2029	36,114,000	34,265,444
Energy Transfer LP†	5.625%	5/1/2027	104,661,000	104,683,742

See Notes to Schedule of Investments.	251

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Pipelines (continued)
Energy Transfer LP†	6.00%	2/1/2029	$100,151,000	$102,078,379
EnLink Midstream LLC	5.375%	6/1/2029	42,642,000	43,275,873
EnLink Midstream LLC†	5.625%	1/15/2028	46,697,000	47,592,368
EnLink Midstream Partners LP	4.15%	6/1/2025	15,384,000	15,351,814
EQM Midstream Partners LP†	7.50%	6/1/2027	13,626,000	13,975,057
Genesis Energy LP/Genesis Energy Finance Corp.	7.75%	2/1/2028	16,000,000	16,193,904
Genesis Energy LP/Genesis Energy Finance Corp.	8.00%	1/15/2027	21,809,000	22,237,394
Hess Midstream Operations LP†	5.625%	2/15/2026	17,709,000	17,717,564
Hess Midstream Operations LP†	5.875%	3/1/2028	14,795,000	14,911,579
Kinder Morgan, Inc.	5.00%	2/1/2029	52,931,000	53,365,845
Kinetik Holdings LP†	6.625%	12/15/2028	47,282,000	48,398,990
NuStar Logistics LP	5.75%	10/1/2025	1,791,000	1,791,906
South Bow USA Infrastructure Holdings LLC†	4.911%	9/1/2027	39,908,000	39,949,478
South Bow USA Infrastructure Holdings LLC†	5.026%	10/1/2029	48,388,000	48,144,136
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	5.00%	1/15/2028	40,699,000	40,742,139
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	5.50%	3/1/2030	16,871,000	17,075,300
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	6.50%	7/15/2027	85,876,000	86,395,844
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	6.875%	1/15/2029	59,851,000	61,289,942
Western Midstream Operating LP	4.75%	8/15/2028	22,221,000	22,130,736
Western Midstream Operating LP	6.35%	1/15/2029	14,522,000	15,185,452
Whistler Pipeline LLC†	5.40%	9/30/2029	36,122,000	36,446,265
Williams Cos., Inc.	4.90%	3/15/2029	10,000,000	10,047,377
Williams Cos., Inc.	5.30%	8/15/2028	18,178,000	18,545,361
Total				1,021,633,596

REITS 1.94%
American Tower Corp.	1.50%	1/31/2028	48,078,000	44,151,855
American Tower Corp.	3.60%	1/15/2028	12,874,000	12,535,232
American Tower Corp.	5.25%	7/15/2028	32,495,000	33,123,632
American Tower Corp.	5.50%	3/15/2028	31,178,000	31,933,034
Crown Castle, Inc.	3.65%	9/1/2027	12,669,000	12,346,098
Crown Castle, Inc.	4.80%	9/1/2028	21,905,000	21,936,552
Crown Castle, Inc.	5.00%	1/11/2028	30,651,000	30,918,258
EPR Properties	4.50%	6/1/2027	54,181,000	53,588,415
EPR Properties	4.75%	12/15/2026	28,430,000	28,304,018
GLP Capital LP/GLP Financing II, Inc.	5.30%	1/15/2029	15,722,000	15,794,416

252	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
REITS (continued)
GLP Capital LP/GLP Financing II, Inc.	5.375%		4/15/2026	$60,729,000	$60,962,139
HAT Holdings I LLC/HAT Holdings II LLC†	3.375%		6/15/2026	104,735,000	101,679,105
HAT Holdings I LLC/HAT Holdings II LLC†	8.00%		6/15/2027	38,850,000	40,533,526
Iron Mountain, Inc.†	4.875%		9/15/2027	11,834,000	11,652,405
Kilroy Realty LP	4.375%		10/1/2025	7,275,000	7,254,504
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	4.25%		2/1/2027	21,162,000	20,611,585
VICI Properties LP/VICI Note Co., Inc.†	3.75%		2/15/2027	77,290,000	75,578,139
VICI Properties LP/VICI Note Co., Inc.†	3.875%		2/15/2029	27,769,000	26,563,859
VICI Properties LP/VICI Note Co., Inc.†	4.25%		12/1/2026	68,269,000	67,419,959
VICI Properties LP/VICI Note Co., Inc.†	4.50%		9/1/2026	71,659,000	71,265,807
VICI Properties LP/VICI Note Co., Inc.†	4.625%		6/15/2025	28,243,000	28,232,101
Vornado Realty LP	2.15%		6/1/2026	17,704,000	16,982,199
Total					813,366,838

Retail 0.23%
CEC Entertainment LLC†	6.75%		5/1/2026	52,560,000	52,519,045
Sizzling Platter LLC/Sizzling Platter Finance Corp.†	8.50%		11/28/2025	44,143,000	44,307,698
Total					96,826,743

Savings & Loans 0.10%
Nationwide Building Society (United Kingdom)†(d)	5.67% (SOFR + 1.29%)	#	2/16/2028	40,000,000	40,319,324

Semiconductors 0.78%
Broadcom, Inc.	5.05%		7/12/2029	40,931,000	41,506,931
Entegris, Inc.†	4.375%		4/15/2028	4,000,000	3,864,892
Entegris, Inc.†	4.75%		4/15/2029	83,465,000	80,747,755
Foundry JV Holdco LLC†	5.90%		1/25/2030	88,804,000	92,205,748
Intel Corp.	1.60%		8/12/2028	6,965,000	6,266,651
Intel Corp.	2.45%		11/15/2029	20,548,000	18,461,235
Intel Corp.	3.15%		5/11/2027	8,201,000	7,940,349
Intel Corp.	3.75%		8/5/2027	23,258,000	22,791,397
Microchip Technology, Inc.	4.90%		3/15/2028	24,660,000	24,751,853
Microchip Technology, Inc.	5.05%		2/15/2030	28,770,000	28,891,997
Total					327,428,808

Shipbuilding 0.05%
Huntington Ingalls Industries, Inc.	2.043%		8/16/2028	10,000,000	9,081,569
Huntington Ingalls Industries, Inc.	5.353%		1/15/2030	12,287,000	12,370,031
Total					21,451,600

See Notes to Schedule of Investments.	253

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Software 0.73%
AppLovin Corp.	5.125%		12/1/2029	$60,922,000	$61,516,895
Atlassian Corp. (Australia)(d)	5.25%		5/15/2029	46,591,000	47,385,862
Concentrix Corp.(e)	6.60%		8/2/2028	28,375,000	29,634,496
Concentrix Corp.	6.65%		8/2/2026	43,075,000	44,000,150
Constellation Software, Inc. (Canada)†(d)	5.158%		2/16/2029	13,250,000	13,465,100
Open Text Corp. (Canada)†(d)	6.90%		12/1/2027	41,486,000	42,907,974
Oracle Corp.	4.80%		8/3/2028	39,686,000	40,037,401
SS&C Technologies, Inc.†	5.50%		9/30/2027	27,000,000	26,902,902
Total					305,850,780

Telecommunications 0.18%
Altice France SA (France)†(d)	8.125%		2/1/2027	12,175,000	10,930,280
Sprint Capital Corp.	6.875%		11/15/2028	59,556,000	63,738,907
Total					74,669,187

Toys/Games/Hobbies 0.32%
Hasbro, Inc.	3.90%		11/19/2029	104,364,000	99,651,852
Mattel, Inc.†	3.375%		4/1/2026	27,540,000	27,173,445
Mattel, Inc.†	3.75%		4/1/2029	9,500,000	9,046,606
Total					135,871,903

Transportation 0.07%
Pacific National Finance Pty. Ltd. (Australia)(d)	4.75%		3/22/2028	8,040,000	7,834,618
XPO, Inc.†	6.25%		6/1/2028	19,265,000	19,522,689
Total					27,357,307

Trucking & Leasing 0.15%
Fortress Transportation & Infrastructure Investors LLC†	5.50%		5/1/2028	37,768,000	37,280,884
Penske Truck Leasing Co. LP/PTL Finance Corp.†	3.40%		11/15/2026	16,548,000	16,218,714
Penske Truck Leasing Co. LP/PTL Finance Corp.†	5.75%		5/24/2026	9,009,000	9,117,798
Total					62,617,396
Total Corporate Bonds (cost $24,649,712,305)					24,815,009,202

FLOATING RATE LOANS(h) 6.03%

Aerospace/Defense 0.21%
RTX Corp. Term Loan	5.535% (1 mo. USD Term SOFR + 1.13%)		11/6/2026	88,000,000	87,615,000

Airlines 0.15%
American Airlines, Inc. 2021 Term Loan	–	(c)	4/20/2028	61,602,000	62,972,644

254	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Biotechnology 0.09%
Amgen, Inc. 2022 Term Loan	7.875% (Prime Rate + 0.38%)		12/22/2025	$37,943,000	$37,871,857

Chemicals 0.26%
Celanese U.S. Holdings LLC 2022 5 Year Delayed Draw Term Loan	5.917% (1 mo. USD Term SOFR + 1.50%)		3/18/2027	46,086,667	45,913,842
Nutrition & Biosciences, Inc. 5 Year Delayed Draw Term Loan	6.397% (3 mo. USD Term SOFR + 2.00%)		2/1/2026	65,026,108	65,310,598
Total					111,224,440

Containers & Packaging 0.06%
Berry Global, Inc. 2023 Term Loan AA	6.175% (1 mo. USD Term SOFR + 1.75%)		7/1/2029	24,020,012	24,055,442

Diversified Financial Services 0.46%
Avolon TLB Borrower 1 U.S. LLC Term Loan B4	5.92% (1 mo. USD Term SOFR + 1.50%)		2/12/2027	66,186,517	66,200,416
Corpay Technologies Operating Co. LLC Term Loan B5	–	(c)	4/28/2028	85,743,009	85,658,552
Delos Aircraft Designated Activity Co. Term Loan (Ireland)(d)	6.079% (3 mo. USD Term SOFR + 1.75%)		10/31/2027	20,277,898	20,370,163
Setanta Aircraft Leasing Designated Activity Co. 2024 Term Loan B (Ireland)(d)	6.079% (3 mo. USD Term SOFR + 1.75%)		11/5/2028	19,601,935	19,699,945
Total					191,929,076

Electric 0.17%
Calpine Corp. 2024 Term Loan B10	–	(c)	1/31/2031	11,755,000	11,755,529
Calpine Corp. 2024 Term Loan B5	6.074% (1 mo. USD Term SOFR + 1.75%)		2/15/2032	61,906,677	61,902,344
Total					73,657,873

Entertainment 0.13%
Live Nation Entertainment, Inc. Term Loan B4	6.17% (1 mo. USD Term SOFR + 1.75%)		10/19/2026	40,418,513	40,443,775
William Morris Endeavor Entertainment LLC 2018 1st Lien Term Loan	7.188% (1 mo. USD Term SOFR + 2.75%)		5/18/2025	12,868,626	12,890,760
Total					53,334,535

See Notes to Schedule of Investments.	255

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Financial 0.01%
First Eagle Holdings, Inc. 2020 Term Loan B	–	(c)	2/1/2027	$5,000,000	$5,011,575

Food Service 0.20%
Aramark Services, Inc. 2024 Term Loan B7	6.324% (1 mo. USD Term SOFR + 2.00%)		4/6/2028	23,066,044	23,184,257
Aramark Services, Inc. 2024 Term Loan B8	6.324% (1 mo. USD Term SOFR + 2.00%)		6/22/2030	61,245,500	61,544,072
Total					84,728,329

Health Care Products 0.39%
Baxter International, Inc. 2021 Delayed Draw Term Loan Tranche 2	5.664% (1 mo. USD Term SOFR + 1.25%)		9/30/2026	19,761,702	19,761,702
Solventum Corp. Delayed Draw Term Loan	5.783% (1 mo. USD Term SOFR + 1.38%)		8/15/2025	16,573,600	16,615,034
Solventum Corp. Term Loan	5.783% (1 mo. USD Term SOFR + 1.38%)		2/16/2027	129,308,000	129,146,365
Total					165,523,101

Health Services 0.19%
IQVIA, Inc. 2022 Term Loan A2	5.663% - 5.67% (1 mo. USD Term SOFR + 1.25%) (3 mo. USD Term SOFR + 1.25%)		6/16/2027	77,986,842	77,889,359

Home Furnishings 0.05%
Whirlpool Corp. Term Loan B	5.674% (1 mo. USD Term SOFR + 1.13%)		9/23/2025	20,000,000	20,000,000

Housing 0.07%
LBM Acquisition LLC Term Loan B	8.174% (1 mo. USD Term SOFR + 3.75%)		12/17/2027	31,107,071	31,089,340

Insurance 0.49%
Aon Corp. Term Loan A	5.424% (1 mo. USD Term SOFR + 1.00%)		6/15/2027	38,169,120	38,097,553
Asurion LLC 2020 Term Loan B8	7.688% (1 mo. USD Term SOFR + 3.25%)		12/23/2026	84,716,960	84,708,912
Asurion LLC 2021 Term Loan B9	7.688% (1 mo. USD Term SOFR + 3.25%)		7/31/2027	84,049,960	84,043,236
Total					206,849,701

Internet 0.21%
Gen Digital, Inc. 2021 Term Loan A	5.924% (1 mo. USD Term SOFR + 1.50%)		9/10/2027	89,696,600	89,622,151

256	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Leisure Time 0.03%
Carnival Corp. 2025 Term Loan (2027)	6.319% (1 mo. USD Term SOFR + 2.00%)		8/8/2027	$13,408,318	$13,429,301

Lodging 0.05%
Hilton Grand Vacations Borrower LLC 2024 Term Loan A	–	(c)	1/10/2028	20,000,000	19,850,000

Manufacturing 0.31%
DirecTV Financing LLC Term Loan	9.552% (3 mo. USD Term SOFR + 5.00%)		8/2/2027	15,400,528	15,444,573
Virgin Media Bristol LLC USD Term Loan N	6.926% (1 mo. USD Term SOFR + 2.50%)		1/31/2028	115,750,000	113,525,864
Total					128,970,437

Office REITs 0.08%
Host Hotels & Resorts LP 2023 Term Loan A2	–	(c)	1/4/2028	33,002,333	32,734,189

Oil & Gas 0.58%
Apache Corp. 2024 3 Year Tranche Term Loan A1	6.16% (1 mo. USD Term SOFR + 1.75%)		1/30/2027	61,275,000	61,696,266
Hilcorp Energy I LP Term Loan B	6.315% (1 mo. USD Term SOFR + 2.00%)		2/11/2030	18,707,400	18,754,168
Occidental Petroleum Corp. 2 Year Term Loan	6.032% (1 mo. USD Term SOFR + 1.63%)		12/29/2025	162,979,809	163,102,043
Total					243,552,477

Pharmaceuticals 0.65%
Cencora, Inc. Delayed Draw Term Loan(i)	5.534% (1 mo. USD Term SOFR + 1.13%)		11/26/2027	158,469,000	157,973,785
Elanco Animal Health, Inc. Term Loan B	6.159% (1 mo. USD Term SOFR + 1.75%)		8/1/2027	113,135,473	113,124,725
Total					271,098,510

Pipelines 0.10%
Buckeye Partners LP 2024 Term Loan B5	6.074% (1 mo. USD Term SOFR + 1.75%)		11/1/2026	40,866,434	40,913,021

Real Estate Investment Trusts 0.05%
Brixmor Operating Partnership LP Term Loan	5.339% (3 mo. USD Term SOFR + 0.93%)		7/26/2027	21,000,000	20,895,000

Regional 0.11%
Seminole Tribe of Florida 2022 Term Loan A	5.424% (1 mo. USD Term SOFR + 1.00%)		5/13/2027	45,604,167	45,376,146

See Notes to Schedule of Investments.	257

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Retail 0.17%
KFC Holding Co. 2021 Term Loan B	6.176% (1 mo. USD Term SOFR + 1.75%)	3/15/2028	$70,390,552	$70,642,198

Semiconductors 0.74%
Broadcom, Inc. Term Loan A5	5.449% (1 mo. USD Term SOFR + 1.13%)	8/15/2028	289,745,769	289,566,127
Marvell Technology Group Ltd. 2020 5 Year Term Loan A	5.799% (1 mo. USD Term SOFR + 1.38%)	12/7/2025	22,615,520	22,672,059
Total				312,238,186

Utilities 0.02%
Lightstone Holdco LLC 2022 Extended Term Loan B	10.041% (3 mo. USD Term SOFR + 5.75%)	1/29/2027	7,831,677	7,926,676
Lightstone Holdco LLC 2022 Extended Term Loan C	10.041% (3 mo. USD Term SOFR + 5.75%)	1/29/2027	259,924	263,076
Total				8,189,752
Total Floating Rate Loans (cost $2,534,532,621)				2,531,263,640

FOREIGN GOVERNMENT OBLIGATIONS(d) 1.19%

Brazil 0.01%
Brazil Government International Bonds	2.875%	6/6/2025	5,000,000	4,971,750

Colombia 0.11%
Colombia Government International Bonds	3.875%	4/25/2027	25,950,000	25,262,979
Colombia Government International Bonds	4.50%	1/28/2026	19,100,000	19,096,626
Total				44,359,605

Dominican Republic 0.02%
Dominican Republic International Bonds	6.875%	1/29/2026	7,517,000	7,639,151

Hungary 0.07%
Hungary Government International Bonds	6.125%	5/22/2028	10,000,000	10,264,535
Hungary Government International Bonds	6.125%	5/22/2028	20,000,000	20,529,070
Total				30,793,605

Kazakhstan 0.14%
Development Bank of Kazakhstan JSC†	5.25%	10/23/2029	13,844,000	13,782,511
Development Bank of Kazakhstan JSC	5.75%	5/12/2025	25,500,000	25,485,383
Kazakhstan Government International Bonds	5.125%	7/21/2025	3,090,000	3,090,060
Kazakhstan Government International Bonds	5.125%	7/21/2025	15,203,000	15,203,297
Total				57,561,251

258	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Mexico 0.13%
Mexico Government International Bonds	3.75%		1/11/2028	$16,694,000	$16,131,912
Mexico Government International Bonds	4.50%		4/22/2029	6,475,000	6,279,062
Mexico Government International Bonds	6.00%		5/13/2030	32,330,000	33,022,906
Total					55,433,880

Panama 0.26%
Panama Government International Bonds	3.75%		3/16/2025	46,840,000	46,887,086
Panama Government International Bonds	3.875%		3/17/2028	5,000,000	4,726,754
Panama Government International Bonds	7.125%		1/29/2026	46,643,000	47,573,440
Panama Government International Bonds	8.875%		9/30/2027	11,265,000	12,163,237
Total					111,350,517

Poland 0.08%
Republic of Poland Government International Bonds	4.875%		2/12/2030	32,866,000	33,066,762

Romania 0.17%
Romania Government International Bonds†	5.875%		1/30/2029	73,876,000	73,729,748

Saudi Arabia 0.10%
Saudi Government International Bonds†	5.125%		1/13/2028	39,783,000	40,246,870

South Africa 0.10%
Republic of South Africa Government International Bonds	5.875%		9/16/2025	41,572,000	41,684,244
Total Foreign Government Obligations (cost $497,346,747)					500,837,383

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.02%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K061 Class X1(j)	0.151%	#(k)	11/25/2026	487,768,335	1,438,380
Government National Mortgage Association Series 2013-193 IO(j)	0.175%	#(k)	1/16/2055	617,329	2,202
Government National Mortgage Association Series 2014-112 Class A	3.00%	#(k)	1/16/2048	6,105,478	5,510,758
Government National Mortgage Association Series 2014-186 Class AP	2.80%		4/16/2050	1,816,649	1,753,559
Government National Mortgage Association Series 2014-78 IO(j)	0.01%	#(k)	3/16/2056	8,629,556	1,950
Government National Mortgage Association Series 2015-19 Class AD	2.90%		10/16/2055	1,326,861	1,299,992
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $10,712,184)					10,006,841

See Notes to Schedule of Investments.	259

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 4.87%
Federal Home Loan Mortgage Corp.	4.10%		7/1/2029	$19,055,000	$18,738,428
Federal Home Loan Mortgage Corp.	4.15%		7/1/2029 - 10/1/2029	49,426,000	48,628,493
Federal Home Loan Mortgage Corp.	6.30% (1 yr. USD RFUCCT + 1.66%)	#	2/1/2038	1,705,581	1,765,249
Federal Home Loan Mortgage Corp.	6.64% (1 yr. USD RFUCCT + 1.64%)	#	11/1/2043	248,591	253,751
Federal Home Loan Mortgage Corp.	6.653% (1 yr. USD RFUCCT + 1.79%)	#	5/1/2036	946,834	982,166
Federal Home Loan Mortgage Corp.	6.654% (1 yr. USD RFUCCT + 1.72%)	#	4/1/2037	1,752,232	1,816,814
Federal Home Loan Mortgage Corp.	6.759% (1 yr. USD RFUCCT + 1.96%)	#	2/1/2037	1,720,395	1,778,386
Federal Home Loan Mortgage Corp.	6.791% (1 yr. USD RFUCCT + 1.89%)	#	12/1/2040	1,851,021	1,923,623
Federal Home Loan Mortgage Corp.	6.816% (1 yr. USD RFUCCT + 1.80%)	#	10/1/2038	1,379,215	1,423,792
Federal Home Loan Mortgage Corp.	6.865% (1 yr. USD RFUCCT + 1.86%)	#	6/1/2042	2,507,089	2,600,634
Federal Home Loan Mortgage Corp.	6.909% (1 yr. USD RFUCCT + 1.89%)	#	12/1/2040	238,191	245,319
Federal Home Loan Mortgage Corp.	7.101% (1 yr. USD RFUCCT + 1.88%)	#	9/1/2035	860,440	887,364
Federal Home Loan Mortgage Corp.	7.116% (1 yr. USD RFUCCT + 1.78%)	#	6/1/2041	1,072,796	1,104,055
Federal Home Loan Mortgage Corp.	7.172% (1 yr. USD RFUCCT + 1.76%)	#	5/1/2037	1,370,943	1,419,709
Federal Home Loan Mortgage Corp.	7.23% (1 yr. CMT + 2.50%)	#	12/1/2035	1,452,692	1,512,131
Federal Home Loan Mortgage Corp.	7.305% (1 yr. USD RFUCCT + 1.92%)	#	9/1/2036	3,088,739	3,196,856
Federal Home Loan Mortgage Corp.	7.309% (1 yr. USD RFUCCT + 1.79%)	#	12/1/2036	2,682,904	2,773,819
Federal National Mortgage Association	6.311% (1 yr. USD RFUCCT + 1.60%)	#	12/1/2045	2,025,678	2,090,344
Federal National Mortgage Association	6.393% (1 yr. USD RFUCCT + 1.60%)	#	12/1/2045	1,787,777	1,845,734
Federal National Mortgage Association	6.397% (1 yr. USD RFUCCT + 1.44%)	#	12/1/2035	2,794,783	2,880,992
Federal National Mortgage Association	6.56% (1 yr. USD RFUCCT + 1.82%)	#	12/1/2040	699,156	725,670
Federal National Mortgage Association	6.564% (1 yr. CMT + 2.24%)	#	3/1/2038	209,175	216,227

260	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal National Mortgage Association	6.596% (1 yr. USD RFUCCT + 1.52%)	#	3/1/2039	$1,340,043	$1,384,478
Federal National Mortgage Association	6.639% (1 yr. USD RFUCCT + 1.48%)	#	6/1/2038	447,040	455,204
Federal National Mortgage Association	6.655% (1 yr. CMT + 2.20%)	#	1/1/2038	683,218	705,601
Federal National Mortgage Association	6.71% (1 yr. USD RFUCCT + 1.60%)	#	8/1/2037	1,867,452	1,927,581
Federal National Mortgage Association	6.757% (1 yr. USD RFUCCT + 1.81%)	#	4/1/2040	688,847	715,109
Federal National Mortgage Association	6.759% (1 yr. USD RFUCCT + 1.65%)	#	12/1/2036	1,191,515	1,234,866
Federal National Mortgage Association	6.778% (1 yr. USD RFUCCT + 1.58%)	#	3/1/2038	1,411,916	1,462,884
Federal National Mortgage Association	6.78% (1 yr. USD RFUCCT + 1.63%)	#	8/1/2038	568,037	581,844
Federal National Mortgage Association	6.781% (1 yr. USD RFUCCT + 1.79%)	#	1/1/2041	948,017	986,096
Federal National Mortgage Association	6.783% (1 yr. USD RFUCCT + 1.78%)	#	10/1/2036	1,223,574	1,259,714
Federal National Mortgage Association	6.802% (1 yr. USD RFUCCT + 1.64%)	#	9/1/2036	994,748	1,028,440
Federal National Mortgage Association	6.823% (1 yr. USD RFUCCT + 1.51%)	#	2/1/2036	1,520,307	1,572,521
Federal National Mortgage Association	6.831% (1 yr. USD RFUCCT + 1.75%)	#	5/1/2042	2,317,960	2,407,104
Federal National Mortgage Association	6.859% (1 yr. USD RFUCCT + 1.85%)	#	7/1/2040	500,430	516,997
Federal National Mortgage Association	6.903% (1 yr. USD RFUCCT + 1.64%)	#	4/1/2038	1,482,932	1,538,693
Federal National Mortgage Association	6.904% (1 yr. USD RFUCCT + 1.75%)	#	11/1/2038	1,734,295	1,791,627
Federal National Mortgage Association	6.925% (1 yr. USD RFUCCT + 1.61%)	#	1/1/2038	579,655	597,837
Federal National Mortgage Association	6.927% (1 yr. USD RFUCCT + 1.60%)	#	10/1/2045	938,050	967,391
Federal National Mortgage Association	6.932% (1 yr. USD RFUCCT + 1.88%)	#	12/1/2038	883,976	917,322
Federal National Mortgage Association	6.933% (1 yr. USD RFUCCT + 1.78%)	#	1/1/2041	2,155,258	2,240,847
Federal National Mortgage Association	6.963% (1 yr. USD RFUCCT + 1.82%)	#	12/1/2040	1,571,005	1,631,787

See Notes to Schedule of Investments.	261

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal National Mortgage Association	7.073% (1 yr. USD RFUCCT + 1.74%)	#	10/1/2036	$1,365,037	$1,409,225
Federal National Mortgage Association	7.081% (1 yr. USD RFUCCT + 1.64%)	#	9/1/2038	1,284,906	1,329,488
Federal National Mortgage Association	7.09% (1 yr. USD RFUCCT + 1.81%)	#	11/1/2040	4,518,962	4,683,318
Federal National Mortgage Association	7.152% (1 yr. USD RFUCCT + 1.60%)	#	11/1/2036	359,274	366,095
Federal National Mortgage Association	7.224% (1 yr. USD RFUCCT + 1.82%)	#	8/1/2041	1,106,502	1,149,027
Federal National Mortgage Association	7.225% (1 yr. USD RFUCCT + 1.58%)	#	8/1/2034	2,605,123	2,687,352
Federal National Mortgage Association	7.229% (1 yr. USD RFUCCT + 1.80%)	#	3/1/2042	1,130,337	1,176,495
Federal National Mortgage Association	7.232% (1 yr. USD RFUCCT + 1.53%)	#	10/1/2035	2,173,427	2,245,570
Federal National Mortgage Association	7.487% (1 yr. USD RFUCCT + 1.81%)	#	1/1/2042	3,020,728	3,149,553
Federal National Mortgage Association	7.508% (1 yr. USD RFUCCT + 1.81%)	#	10/1/2040	401,000	416,315
Federal National Mortgage Association	7.555% (1 yr. USD RFUCCT + 1.72%)	#	6/1/2042	760,244	788,902
Uniform Mortgage-Backed Security(l)	5.00%		TBA	679,144,000	682,456,335
Uniform Mortgage-Backed Security(l)	5.50%		TBA	926,243,000	939,522,277
Uniform Mortgage-Backed Security(l)	6.00%		TBA	271,218,000	277,622,833
Total Government Sponsored Enterprises Pass-Throughs (cost $2,035,218,041)					2,043,736,284

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 7.91%
1211 Avenue of the Americas Trust Series 2015-1211 Class XA†(j)	0.242%	#(k)	8/10/2035	214,200,000	5,291
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2016-UB10 Class XA(j)	1.721%	#(k)	7/15/2049	44,448,742	444,247
Bank Series 2017-BNK4 Class A3	3.362%		5/15/2050	6,962,585	6,796,729
Bank Series 2017-BNK8 Class A3	3.229%		11/15/2050	6,149,155	5,950,766
BBCMS Mortgage Trust Series 2018-TALL Class A†	5.231% (1 mo. USD Term SOFR + 0.92%)	#	3/15/2037	21,018,000	20,051,147
BBCMS Mortgage Trust Series 2020-C7 Class A2	2.021%		4/15/2053	12,439,110	11,835,398
BBCMS Mortgage Trust Series 2024-5C29 Class A2	4.738%		9/15/2057	64,300,000	64,308,436
BBCMS Trust Series 2015-VFM Class A1†	2.466%		3/10/2036	4,895,352	4,807,951

262	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Benchmark Mortgage Trust Series 2018-B2 Class A5	3.882%	#(k)	2/15/2051	$24,200,000	$23,496,223
Benchmark Mortgage Trust Series 2019-B11 Class A5	3.542%		5/15/2052	7,900,000	7,473,898
Benchmark Mortgage Trust Series 2019-B9 Class A5	4.016%		3/15/2052	22,439,000	21,630,635
Benchmark Mortgage Trust Series 2021-B23 Class A2	1.62%		2/15/2054	28,550,000	25,370,521
Benchmark Mortgage Trust Series 2024-V12 Class A3	5.739%		12/15/2057	50,060,000	52,030,632
Benchmark Mortgage Trust Series 2024-V7 Class A3	6.228%	#(k)	5/15/2056	30,909,000	32,636,312
BMO Mortgage Trust Series 2024-5C8 Class A3	5.625%	#(k)	12/15/2057	50,110,000	51,897,243
BWAY Mortgage Trust Series 2013-1515 Class A1†	2.809%		3/10/2033	156,882	156,583
BWAY Mortgage Trust Series 2013-1515 Class XB†(j)	0.403%	#(k)	3/10/2033	103,040,000	1,288,144
BX Commercial Mortgage Trust Series 2021-ACNT Class A†	5.277% (1 mo. USD Term SOFR + 0.96%)	#	11/15/2038	35,166,384	35,115,836
BX Commercial Mortgage Trust Series 2021-XL2 Class A†	5.115% (1 mo. USD Term SOFR + 0.80%)	#	10/15/2038	15,092,571	15,072,606
BX Commercial Mortgage Trust Series 2024-XL5 Class A†	5.704% (1 mo. USD Term SOFR + 1.39%)	#	3/15/2041	32,400,432	32,480,733
BX Trust Series 2021-RISE Class A†	5.174% (1 mo. USD Term SOFR + 0.86%)	#	11/15/2036	40,660,330	40,451,392
BX Trust Series 2022-LBA6 Class A†	5.312% (1 mo. USD Term SOFR + 1.00%)	#	1/15/2039	46,690,000	46,635,714
BX Trust Series 2022-PSB Class A†	6.763% (1 mo. USD Term SOFR + 2.45%)	#	8/15/2039	13,830,154	13,869,052
BX Trust Series 2024-CNYN Class A†	5.754% (1 mo. USD Term SOFR + 1.44%)	#	4/15/2041	66,034,351	66,202,528
BX Trust Series 2025-ROIC Class A†	5.467% (1 mo. USD Term SOFR + 1.14%)	#	3/15/2030	42,120,000	42,121,053
BXHPP Trust Series 2021-FILM Class A†	5.077% (1 mo. USD Term SOFR + 0.76%)	#	8/15/2036	38,480,000	37,362,325
CD Mortgage Trust Series 2017-CD5 Class A4	3.431%		8/15/2050	2,100,000	2,026,824
CF Trust Series 2019-BOSS Class A1†(g)	7.695% (1 mo. USD Term SOFR + 3.30%)	#	12/15/2024	30,865,976	3,188,455
CFCRE Commercial Mortgage Trust Series 2016-C4 Class XA(j)	1.565%	#(k)	5/10/2058	48,023,529	486,680

See Notes to Schedule of Investments.	263

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CFCRE Commercial Mortgage Trust Series 2016-C6 Class XA(j)	1.066%	#(k)	11/10/2049	$139,116,665	$1,636,068
CFCRE Commercial Mortgage Trust Series 2016-C7 Class XA(j)	0.632%	#(k)	12/10/2054	130,515,819	1,151,515
CGMS Commercial Mortgage Trust Series 2017-B1 Class A3	3.197%		8/15/2050	5,805,881	5,598,892
Citigroup Commercial Mortgage Trust Series 2012-GC8 Class XB†(j)	0.044%	#(k)	9/10/2045	125,603,053	9,483
Citigroup Commercial Mortgage Trust Series 2015-GC31 Class XA(j)	0.314%	#(k)	6/10/2048	171,781,351	4,690
Citigroup Commercial Mortgage Trust Series 2015-GC35 Class XA(j)	0.706%	#(k)	11/10/2048	145,550,426	292,542
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class A5	3.616%		2/10/2049	27,260,000	26,792,235
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class XA(j)	1.202%	#(k)	2/10/2049	87,359,463	547,953
Citigroup Commercial Mortgage Trust Series 2016-GC37 Class A4	3.314%		4/10/2049	51,689,000	50,930,195
Citigroup Commercial Mortgage Trust Series 2016-GC37 Class XA(j)	1.642%	#(k)	4/10/2049	48,850,693	445,802
Commercial Mortgage Pass-Through Certificates Series 2012-CR4 Class XA(j)	1.144%	#(k)	10/15/2045	40,900,034	579,206
Commercial Mortgage Pass-Through Certificates Series 2014-UBS5 Class XA(j)	0.466%	#(k)	9/10/2047	13,829,652	543
Commercial Mortgage Pass-Through Certificates Series 2015-CR25 Class A3	3.505%		8/10/2048	8,134,973	8,109,378
Commercial Mortgage Pass-Through Certificates Series 2015-DC1 Class A5	3.35%		2/10/2048	266,995	266,680
Commercial Mortgage Pass-Through Certificates Series 2015-LC21 Class A4	3.708%		7/10/2048	18,428,000	18,368,148
Commercial Mortgage Pass-Through Certificates Series 2015-PC1 Class A5	3.902%		7/10/2050	32,866,155	32,803,562
Commercial Mortgage Pass-Through Certificates Series 2015-PC1 Class XA†(j)	0.339%	#(k)	7/10/2050	77,102,455	2,675
Commercial Mortgage Pass-Through Certificates Series 2016-CD1 Class XA(j)	1.346%	#(k)	8/10/2049	93,531,523	905,020
CONE Trust Series 2024-DFW1 Class A†	5.954% (1 mo. USD Term SOFR + 1.64%)	#	8/15/2041	32,000,000	32,091,110
Credit Suisse Mortgage Capital Certificates Trust Series 2014-USA Class X1†(j)	0.54%	#(k)	9/15/2037	113,021,624	357,996
CSAIL Commercial Mortgage Trust Series 2016-C6 Class XA(j)	1.853%	#(k)	1/15/2049	123,669,960	1,356,041
CSAIL Commercial Mortgage Trust Series 2016-C7 Class A5	3.502%		11/15/2049	30,065,993	29,217,720

264	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CSAIL Commercial Mortgage Trust Series 2016-C7 Class XA(j)	0.921%	#(k)	11/15/2049	$192,260,650	$1,538,758
CSAIL Commercial Mortgage Trust Series 2017-CX10 Class A4	3.191%		11/15/2050	5,800,000	5,623,342
CSAIL Commercial Mortgage Trust Series 2017-CX10 Class A5	3.458%	#(k)	11/15/2050	10,200,000	9,728,379
DBGS Mortgage Trust Series 2018-C1 Class A4	4.466%		10/15/2051	27,943,000	27,411,166
DBJPM Mortgage Trust Series 2016-C3 Class XA(j)	1.403%	#(k)	8/10/2049	155,353,790	2,025,068
DBWF Mortgage Trust Series 2015-LCM Class A1†	2.998%		6/10/2034	3,451,296	3,357,430
DBWF Mortgage Trust Series 2015-LCM Class XA†(j)	0.423%	#(k)	6/10/2034	6,819,899	19,643
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-DNA7 Class M1†	5.202% (30 day USD SOFR Average + .85%)	#	11/25/2041	3,773,334	3,770,401
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-DNA7 Class M2†	6.152% (30 day USD SOFR Average + 1.80%)	#	11/25/2041	30,220,000	30,522,472
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-HQA4 Class M1†	5.302% (30 day USD SOFR Average + .95%)	#	12/25/2041	62,140,874	62,093,361
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA3 Class M1A†	6.352% (30 day USD SOFR Average + 2.00%)	#	4/25/2042	16,077,774	16,243,121
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA4 Class M1A†	6.552% (30 day USD SOFR Average + 2.20%)	#	5/25/2042	13,286,875	13,473,523
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA6 Class M1A†	6.502% (30 day USD SOFR Average + 2.15%)	#	9/25/2042	5,881,492	5,935,946
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA1 Class M1A†	6.452% (30 day USD SOFR Average + 2.10%)	#	3/25/2042	5,811,381	5,854,140
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA2 Class M1A†	7.002% (30 day USD SOFR Average + 2.65%)	#	7/25/2042	29,016,854	29,726,636
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA3 Class M1A†	6.652% (30 day USD SOFR Average + 2.30%)	#	8/25/2042	18,053,135	18,440,124

See Notes to Schedule of Investments.	265

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2023-HQA1 Class M1A†	6.352% (30 day USD SOFR Average + 2.00%	)#	5/25/2043	$15,695,613	$15,871,162
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA1 Class A1†	5.702% (30 day USD SOFR Average + 1.35%)	#	2/25/2044	45,632,159	45,977,270
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA2 Class A1†	5.602% (30 day USD SOFR Average + 1.25%)	#	5/25/2044	79,344,888	79,754,625
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA3 Class A1†	5.402% (30 day USD SOFR Average + 1.05%)	#	10/25/2044	35,100,000	35,162,724
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA3 Class M1†	5.352% (30 day USD SOFR Average + 1.00%)	#	10/25/2044	9,433,749	9,437,378
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1 Class A1†	5.602% (30 day USD SOFR Average + 1.25%)	#	3/25/2044	15,339,415	15,426,849
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1 Class M1†	5.602% (30 day USD SOFR Average + 1.25%)	#	3/25/2044	26,155,296	26,213,863
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA2 Class A1†	5.602% (30 day USD SOFR Average + 1.25%)	#	8/25/2044	52,843,750	53,213,233
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2025-DNA1 Class A1†	5.302% (30 day USD SOFR Average + 0.95%)	#	1/25/2045	18,500,000	18,517,338
Federal National Mortgage Association Connecticut Avenue Securities Series 2024-R05 Class 2A1†	5.352% (30 day USD SOFR Average + 1.00%)	#	7/25/2044	54,995,583	55,074,628
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R02 Class 2M1†	5.252% (30 day USD SOFR Average + 0.90%)	#	11/25/2041	921,450	920,949
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R02 Class 2M1†	5.552% (30 day USD SOFR Average + 1.20%)	#	1/25/2042	5,072,538	5,074,748

266	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R04 Class 1M1†	6.352% (30 day USD SOFR Average + 2.00%)	#	3/25/2042	$13,087,579	$13,251,307
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R08 Class 1M1†	6.902% (30 day USD SOFR Average + 2.55%)	#	7/25/2042	33,011,054	33,948,369
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R01 Class 1M1†	6.753% (30 day USD SOFR Average + 2.40%)	#	12/25/2042	17,828,879	18,358,193
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R03 Class 2M1†	6.852% (30 day USD SOFR Average + 2.50%)	#	4/25/2043	12,866,811	13,102,821
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R04 Class 1M1†	6.653% (30 day USD SOFR Average + 2.30%)	#	5/25/2043	14,301,863	14,634,113
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R06 Class 1M1†	6.052% (30 day USD SOFR Average + 1.70%)	#	7/25/2043	5,168,343	5,194,606
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R02 Class 1M1†	5.452% (30 day USD SOFR Average + 1.10%)	#	2/25/2044	6,935,998	6,946,563
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R03 Class 2M1†	5.503% (30 day USD SOFR Average + 1.15%)	#	3/25/2044	16,654,067	16,671,169
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R04 Class 1A1†	5.352% (30 day USD SOFR Average + 1.00%)	#	5/25/2044	35,469,954	35,506,456
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R06 Class 1A1†	5.502% (30 day USD SOFR Average + 1.15%)	#	9/25/2044	37,168,536	37,285,880
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R01 Class 1A1†	5.303% (30 day USD SOFR Average + 0.95%)	#	1/25/2045	44,088,813	44,160,294
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R01 Class 1M1†	5.453% (30 day USD SOFR Average + 1.10%)	#	1/25/2045	73,570,218	73,667,184

See Notes to Schedule of Investments.	267

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Corp. Trust Series 2021-ARDN Class A†	5.676% (1 mo. USD Term SOFR + 1.36%)	#	11/15/2036	$47,270,000	$47,033,083
GS Mortgage Securities Corp. Trust Series 2021-ROSS Class A†	5.727% (1 mo. USD Term SOFR + 1.41%)	#	5/15/2026	47,760,000	45,997,995
GS Mortgage Securities Corp. Trust Series 2021-ROSS Class G†	9.227% (1 mo. USD Term SOFR + 4.91%)	#	5/15/2026	15,000,000	5,418,270
GS Mortgage Securities Corp. Trust Series 2021-ROSS Class H†	10.477% (1 mo. USD Term SOFR + 6.16%)	#	5/15/2026	19,706,000	4,091,042
GS Mortgage Securities Trust Series 2012-GCJ9 Class XB†(j)	Zero Coupon	#(k)	11/10/2045	35,598,909	356
GS Mortgage Securities Trust Series 2014-GC26 Class XA(j)	0.536%	#(k)	11/10/2047	248,763	2
GS Mortgage Securities Trust Series 2015-GC34 Class A4	3.506%		10/10/2048	42,592,000	42,014,022
GS Mortgage Securities Trust Series 2015-GS1 Class XA(j)	0.752%	#(k)	11/10/2048	86,060,832	226,503
GS Mortgage Securities Trust Series 2016-GS2 Class A4	3.05%		5/10/2049	28,917,000	28,385,159
GS Mortgage Securities Trust Series 2016-GS2 Class XA(j)	1.725%	#(k)	5/10/2049	156,406,904	1,729,063
GS Mortgage Securities Trust Series 2017-GS5 Class A3	3.409%		3/10/2050	12,371,910	12,128,036
GS Mortgage Securities Trust Series 2017-GS8 Class A3	3.205%		11/10/2050	21,635,000	20,946,362
GS Mortgage Securities Trust Series 2018-GS9 Class A4	3.992%	#(k)	3/10/2051	25,083,452	24,517,692
GS Mortgage Securities Trust Series 2019-GSA1 Class A4	3.048%		11/10/2052	21,127,000	19,645,252
GS Mortgage Securities Trust Series 2020-GC45 Class A2	2.898%		2/13/2053	6,001,690	5,877,114
Hudson Yards Mortgage Trust Series 2025-SPRL Class A†	5.467%	#(k)	1/13/2040	92,070,000	94,150,708
Hudsons Bay Simon JV Trust Series 2015-HB10 Class XA10†(j)	1.293%	#(k)	8/5/2034	150,785,000	797,481
Hudsons Bay Simon JV Trust Series 2015-HB7 Class XA7†(j)	1.245%	#(k)	8/5/2034	65,436,482	13,327
JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 Class XA(j)	1.201%	#(k)	4/15/2046	3,815,909	14,813
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-C24 Class XA(j)	0.788%	#(k)	11/15/2047	12,872,448	654
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-C25 Class XA(j)	0.502%	#(k)	11/15/2047	30,318,147	1,052

268	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class A†	3.429%		6/10/2027	$163,798,100	$43,858,661
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class B†	3.771%		6/10/2027	20,772,000	1,199,801
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class C†	3.805%	#(k)	6/10/2027	14,352,000	301,543
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class D†	3.805%	#(k)	6/10/2027	25,795,381	271,122
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class XA†(j)	0.376%	#(k)	6/10/2027	102,274,000	46,023
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class XB†(j)	0.034%	#(k)	6/10/2027	45,476,000	455
JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-C29 Class XA(j)	0.505%	#(k)	5/15/2048	32,061,156	8,708
JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4 Class XA(j)	0.572%	#(k)	12/15/2049	133,077,025	942,851
JP Morgan Chase Commercial Mortgage Securities Trust Series 2017-JP7 Class A3	3.379%		9/15/2050	1,960,731	1,915,688
JP Morgan Chase Commercial Mortgage Securities Trust Series 2017-JP7 Class XA(j)	1.02%	#(k)	9/15/2050	208,143,147	3,893,318
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-PTC Class A†	5.809% (1 mo. USD Term SOFR + 1.50%)	#	4/15/2031	25,048,000	14,290,325
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-PTC Class B†	6.509% (1 mo. USD Term SOFR + 2.20%)	#	4/15/2031	14,359,000	6,912,756
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-PTC Class C†	6.909% (1 mo. USD Term SOFR + 2.60%)	#	4/15/2031	10,408,000	4,378,322
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class XAFX†(j)	1.116%	#(k)	7/5/2033	155,900,000	2,406,133
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-ICON Class A†	3.884%		1/5/2034	16,921,091	16,534,327
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-ICON Class B†	4.235%		1/5/2034	13,737,000	12,979,988
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-ICON Class C†	4.536%		1/5/2034	12,800,000	12,372,702
JP Morgan Chase Commercial Mortgage Securities Trust Series 2021-BOLT Class A†	5.727% (1 mo. USD Term SOFR + 1.41%)	#	8/15/2033	50,480,000	47,885,674
JP Morgan Chase Commercial Mortgage Securities Trust Series 2021-BOLT Class B†	6.877% (1 mo. USD Term SOFR + 2.56%)	#	8/15/2033	41,740,000	33,869,919

See Notes to Schedule of Investments.	269

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JP Morgan Chase Commercial Mortgage Securities Trust Series 2021-BOLT Class C†	8.377% (1 mo. USD Term SOFR + 4.06%)	#	8/15/2033	$37,430,000	$22,922,136
JPMBB Commercial Mortgage Securities Trust Series 2014-C26 Class XA(j)	0.41%	#(k)	1/15/2048	7,613,886	239
JPMBB Commercial Mortgage Securities Trust Series 2015-C30 Class XA(j)	0.398%	#(k)	7/15/2048	94,244,844	25,861
Key Commercial Mortgage Securities Trust Series 2019-S2 Class X†(j)	1.356%	#(k)	6/15/2052	94,728,657	4,209,952
KIND Commercial Mortgage Trust Series 2024-1 Class A†	6.202% (1 mo. USD Term SOFR + 1.89%)	#	8/15/2041	34,670,000	34,797,412
KIND Trust Series 2021-KIND Class A†	5.385% (1 mo. USD Term SOFR + 1.06%)	#	8/15/2038	40,333,248	39,838,529
Ladder Capital Commercial Mortgage Trust Series 2013-GCP Class A1†	3.575%		2/15/2036	3,386,693	3,256,024
LBA Trust Series 2024-7IND Class A†	5.755% (1 mo. USD Term SOFR + 1.44%)	#	10/15/2041	29,700,000	29,779,952
Life Mortgage Trust Series 2022-BMR2 Class A1†	5.607% (1 mo. USD Term SOFR + 1.30%)	#	5/15/2039	7,945,000	7,795,056
LoanCore Issuer Ltd. Series 2025-CRE8 Class A†	5.76% (1 mo. USD Term SOFR + 1.39%)	#	8/17/2042	48,000,000	47,947,949
Lstar Commercial Mortgage Trust Series 2016-4 Class XA†(j)	1.691%	#(k)	3/10/2049	56,851,680	324,481
LSTAR Commercial Mortgage Trust Series 2017-5 Class A3†	4.50%		3/10/2050	23,818,369	23,721,640
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9 Class XB†(j)	0.092%	#(k)	5/15/2046	64,935,705	7,143
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27 Class A4	3.753%		12/15/2047	21,032,000	20,853,729
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29 Class A4	3.325%		5/15/2049	18,050,000	17,744,383
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29 Class XA(j)	1.501%	#(k)	5/15/2049	102,404,924	783,920
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31 Class XA(j)	1.257%	#(k)	11/15/2049	208,713,084	3,012,711
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32 Class A3	3.459%		12/15/2049	9,483,939	9,311,346
Morgan Stanley Capital I Trust Series 2015-UBS8 Class ASB	3.626%		12/15/2048	601,093	599,634
Morgan Stanley Capital I Trust Series 2016-UB11 Class XA(j)	1.431%	#(k)	8/15/2049	63,941,946	939,435

270	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust Series 2016-UB11 Class XB(j)	0.876%	#(k)	8/15/2049	$121,222,774	$1,348,482
Morgan Stanley Capital I Trust Series 2019-L2 Class A4	4.071%		3/15/2052	12,535,000	12,157,475
Morgan Stanley Capital I Trust Series 2024-NSTB Class A†	3.90%	#(k)	9/24/2057	86,680,465	83,699,489
MSCG Trust Series 2015-ALDR Class A1†	2.612%		6/7/2035	1,235,918	1,227,976
MTN Commercial Mortgage Trust Series 2022-LPFL Class A†	5.717% (1 mo. USD Term SOFR + 1.40%)	#	3/15/2039	3,844,000	3,846,570
Palisades Center Trust Series 2016-PLSD Class C†	3.998%		4/13/2033	40,040,000	3,570,239
Palisades Center Trust Series 2016-PLSD Class D†	4.737%		4/13/2033	34,071,926	532,064
Ready Capital Mortgage Financing LLC Series 2021-FL6 Class A†	5.384% (1 mo. USD Term SOFR + 1.06%)	#	7/25/2036	5,102,018	5,094,341
Ready Capital Mortgage Financing LLC Series 2022-FL8 Class A†	6.002% (30 day USD SOFR Average + 1.65%)	#	1/25/2037	24,494,676	24,505,111
ReadyCap Commercial Mortgage Trust Series 2018-4 Class A†	3.39%		2/27/2051	143,302	142,972
ReadyCap Commercial Mortgage Trust Series 2019-6 Class A†	2.833%		10/25/2052	11,543,363	11,372,571
Residential Mortgage Loan Trust Series 2020-1 Class A1†	2.376%	#(k)	1/26/2060	932,758	919,502
ROCK Trust Series 2024-CNTR Class A†	5.388%		11/13/2041	81,090,000	82,357,380
Shops at Crystals Trust Series 2016-CSTL Class XA†(j)	0.606%	#(k)	7/5/2036	112,000,000	633,594
SHOW Trust Series 2022-BIZ Class A†	7.295% (1 mo. USD Term SOFR + 2.98%)	#	1/15/2027	186,000,000	168,236,094
SMRT Commercial Mortgage Trust Series 2022-MINI Class A†	5.312% (1 mo. USD Term SOFR + 1.00%)	#	1/15/2039	18,640,000	18,602,808
Starwood Mortgage Residential Trust Series 2020-1 Class A1†	2.275%	#(k)	2/25/2050	1,140,384	1,091,837
SWCH Commercial Mortgage Trust Series 2025-DATA Class A†	5.75% (1 mo. USD Term SOFR + 1.44%)	#	3/15/2042	53,180,000	53,133,249
UBS Commercial Mortgage Trust Series 2017-C1 Class A3	3.196%		6/15/2050	2,961,865	2,881,038
UBS Commercial Mortgage Trust Series 2017-C5 Class A4	3.212%		11/15/2050	8,700,000	8,405,096
UBS Commercial Mortgage Trust Series 2017-C6 Class A4	3.32%		12/15/2050	5,953,996	5,768,988

See Notes to Schedule of Investments.	271

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
UBS Commercial Mortgage Trust Series 2017-C6 Class XA(j)	1.218%	#(k)	12/15/2050	$219,025,238	$5,819,435
UBS Commercial Mortgage Trust Series 2017-C7 Class A3	3.418%		12/15/2050	3,776,538	3,656,994
UBS Commercial Mortgage Trust Series 2019-C18 Class A4	3.035%		12/15/2052	4,580,000	4,193,159
Wells Fargo Commercial Mortgage Trust Series 2015-C29 Class XA(j)	0.548%	#(k)	6/15/2048	93,141,113	4,154
Wells Fargo Commercial Mortgage Trust Series 2015-SG1 Class A4	3.789%		9/15/2048	16,959,657	16,858,547
Wells Fargo Commercial Mortgage Trust Series 2015-SG1 Class XA(j)	0.625%	#(k)	9/15/2048	119,031,241	36,709
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 Class XA(j)	1.705%	#(k)	8/15/2049	175,873,185	3,260,425
Wells Fargo Commercial Mortgage Trust Series 2016-C32 Class A4	3.56%		1/15/2059	14,295,000	14,127,573
Wells Fargo Commercial Mortgage Trust Series 2016-C34 Class XA(j)	2.034%	#(k)	6/15/2049	108,342,603	1,417,739
Wells Fargo Commercial Mortgage Trust Series 2017-C42 Class A3	3.33%		12/15/2050	6,000,000	5,848,880
Wells Fargo Commercial Mortgage Trust Series 2019-C50 Class A5	3.729%		5/15/2052	10,770,000	10,279,107
Wells Fargo Commercial Mortgage Trust Series 2024-5C1 Class A3	5.928%		7/15/2057	53,760,000	56,121,516
Wells Fargo Commercial Mortgage Trust Series 2025-5C3 Class A3	6.096%		1/15/2058	93,290,000	98,311,185
WFRBS Commercial Mortgage Trust Series 2014-C21 Class XB(j)	0.46%	#(k)	8/15/2047	69,937,588	152,569
WFRBS Commercial Mortgage Trust Series 2014-C22 Class XA(j)	0.253%	#(k)	9/15/2057	8,695,679	1,903
WFRBS Commercial Mortgage Trust Series 2014-C22 Class XB(j)	0.424%	#(k)	9/15/2057	37,769,102	145,562
Total Non-Agency Commercial Mortgage-Backed Securities (cost $3,717,975,956)					3,320,486,207

U.S. TREASURY OBLIGATIONS 2.72%
U.S. Treasury Notes	3.75%		8/31/2026	574,747,500	572,345,234
U.S. Treasury Notes	4.25%		11/30/2026	249,175,000	250,158,073
U.S. Treasury Notes	5.00%		9/30/2025	317,391,300	318,716,056
Total U.S. Treasury Obligations (cost $1,140,248,778)					1,141,219,363
Total Long-Term Investments (cost $44,224,993,733)					44,009,749,909

272	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2025

Investments	Principal Amount‡	Fair Value
SHORT-TERM INVESTMENTS 0.69%

REPURCHASE AGREEMENTS 0.39%
Repurchase Agreement dated 2/28/2025, 2.050% due 3/3/2025 with Fixed Income Clearing Corp. collateralized by $146,969,900 of U.S. Treasury Note at 3.625% due 5/15/2026; value: $147,631,126; proceeds: $144,761,072 (cost $144,736,346)	$144,736,346	$144,736,346
Repurchase Agreement dated 2/28/2025, 4.150% due 3/3/2025 with JPMorgan Securities LLC collateralized by $21,489,800 of U.S. Treasury Bond at 4.125% due 2/29/2032; value: $21,489,796; proceeds: $21,067,283 (cost $21,060,000)	21,060,000	21,060,000
Total Repurchase Agreements (cost $165,796,346)		165,796,346

TIME DEPOSITS 0.03%
CitiBank N.A.(m) (cost $12,539,248)	12,539,248	12,539,248

	Shares

MONEY MARKET FUNDS 0.27%
Fidelity Government Portfolio(m) (cost $112,853,236)	112,853,236	112,853,236
Total Short-Term Investments (cost $291,188,830)		291,188,830
Total Investments in Securities 105.55% (cost $44,516,182,563)		44,300,938,739
Less Unfunded Loan Commitments (0.24%) (cost $101,814,816)		(101,475,894)
Net Investments in Securities 105.31% (cost $44,414,367,747)		44,199,462,845
Other Assets and Liabilities – Net(n) (5.31)%		(2,229,077,815)
Net Assets 100.00%		$41,970,385,030

CAD	Canadian Dollar.
CMT	Constant Maturity Rate.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
REMICS	Real Estate Mortgage Investment Conduits.
RFUCCT	Refinitiv USD IBOR Consumer Cash Fallbacks Term.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.
‡	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At February 28, 2025, the total value of Rule 144A securities was $23,351,861,507, which represents 55.64% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at February 28, 2025.

See Notes to Schedule of Investments.	273

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2025

(a)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Securities purchased on a when-issued basis.
(c)	Interest Rate to be determined.
(d)	Foreign security traded in U.S. dollars.
(e)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(f)	Step Bond – Security with a predetermined schedule of interest rate changes.
(g)	Defaulted (non-income producing security).
(h)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at February 28, 2025.
(i)	Security partially/fully unfunded.
(j)	Interest-only security. The principal amount shown is a notional amount representing the outstanding principal of the underlying debt obligation(s). Holders of interest only securities do not receive principal payments on the underlying debt obligation(s).
(k)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(l)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(m)	Security was purchased with the cash collateral from loaned securities.
(n)	Other Assets and Liabilities – Net include net unrealized appreciation/(depreciation) on forward foreign currency exchange contracts, futures contracts and swap contracts as follows:

Centrally Cleared Credit Default Swap Contracts on Indexes/Issuers - Sell Protection at February 28, 2025(1):

Referenced Indexes/Issuers	Central Clearing Party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Value
CDX.NA.IG.S41(4)	Goldman Sachs	1.00%	12/20/2028	$216,728,000	$1,531,838	$3,210,090	$4,741,928
CDX.NA.IG.S42(4)	Goldman Sachs	1.00%	6/20/2029	207,903,000	3,893,897	682,499	4,576,396
					$5,425,735	$3,892,589	$9,318,324

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap contracts agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap contracts and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $3,892,589. Total unrealized depreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $0.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).

274	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2025

Centrally Cleared Interest Rate Swap Contracts at February 28, 2025:

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Payments Upfront(1)	Unrealized Appreciation/ (Depreciation)	Value
Goldman Sachs(2)	3.585%	12-Month USD SOFR Index	10/16/2029	$1,380,000,000	$–	$8,257,313	$8,257,313
Goldman Sachs(2)	12-Month USD SOFR Index	4.258%	3/25/2027	3,052,079,000	29,254	25,533,251	25,562,505
Unrealized Appreciation on Centrally Cleared Interest Rate Swap Contracts					$29,254	$33,790,564	$33,819,818

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Payments Upfront(1)	Unrealized Appreciation/ (Depreciation)	Value
Goldman Sachs(2)	4.287%	12-Month USD SOFR Index	3/20/2030	$1,407,000,000	$–	$(36,630,795)	$(36,630,795)
Goldman Sachs(2)	3.872%	12-Month USD SOFR Index	5/31/2028	2,290,863,000	(6,637,760)	(1,505,617)	(8,143,377)
Goldman Sachs(2)	12-Month USD SOFR Index	3.661%	10/16/2027	2,250,000,000	–	(7,186,995)	(7,186,995)
Goldman Sachs(2)	12-Month USD SOFR Index	3.750%	12/18/2026	1,500,000,000	(3,833,317)	606,742	(3,226,575)
Unrealized Depreciation on Centrally Cleared Interest Rate Swap Contracts					$(10,471,077)	$(44,716,665)	$(55,187,742)

SOFR	Secured Overnight Financing Rate.
(1)	Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(2)	Central clearinghouse: Chicago Mercantile Exchange (CME).

Centrally Cleared Consumer Price Index (“CPI”) Swap Contracts at February 28, 2025:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Appreciation
Goldman Sachs	2.285%	CPI Urban Consumer NSA	7/15/2025	$117,695,000	$1,232,068
Goldman Sachs	2.548%	CPI Urban Consumer NSA	3/27/2025	245,000,000	2,561,022
Total Unrealized Appreciation on Centrally Cleared CPI Swap Contracts					$3,793,090

NSA	Non-seasonally adjusted.

See Notes to Schedule of Investments.	275

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2025

Credit Default Swap Contracts on Indexes/Issuers - Sell Protection at February 28, 2025(1):

Referenced Indexes/Issuers*	Swap Counterparty	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Credit Default Swap Agreements Payable at Fair Value(4)
Markit CMBX.NA.AA.6	Citibank	1.500%	5/11/2063	$2,012,638	$(18,310)	$(218,125)	$(236,435)
Markit CMBX.NA.AA.6	Citibank	1.500%	5/11/2063	1,006,319	(14,946)	(103,271)	(118,217)
Markit CMBX.NA.AA.6	Citibank	1.500%	5/11/2063	503,160	(5,448)	(53,661)	(59,109)
Markit CMBX.NA.AA.6	Citibank	1.500%	5/11/2063	1,006,319	(17,543)	(100,674)	(118,217)
Markit CMBX.NA.AA.6	Citibank	1.500%	5/11/2063	503,160	(7,174)	(51,935)	(59,109)
Markit CMBX.NA.AA.6	Citibank	1.500%	5/11/2063	1,006,319	(10,600)	(107,617)	(118,217)
Markit CMBX.NA.AA.6	Citibank	1.500%	5/11/2063	1,006,319	(10,896)	(107,321)	(118,217)
Markit CMBX.NA.AA.6	Morgan Stanley	1.500%	5/11/2063	3,018,958	(24,033)	(330,619)	(354,652)
Markit CMBX.NA.AA.7	Citibank	1.500%	1/17/2047	6,088,886	(83,599)	(647,828)	(731,427)
Markit CMBX.NA.AA.7	Citibank	1.500%	1/17/2047	4,349,204	(68,864)	(453,584)	(522,448)
Markit CMBX.NA.AA.7	Citibank	1.500%	1/17/2047	3,479,363	(48,669)	(369,290)	(417,959)
					$(310,082)	$(2,543,925)	$(2,854,007)

*	The Referenced Index is for the Credit Default Swap Contracts on Indexes, which is comprised of a basket of commercial mortgage-backed securities.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap contracts agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap contracts and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $0. Total unrealized depreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $2,543,925.
(4)	Includes upfront payments paid (received).

Forward Foreign Currency Exchange Contracts at February 28, 2025:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Canadian dollar	Sell	Morgan Stanley	3/7/2025	8,729,000	$6,267,273	$6,034,517	$232,756

276	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2025

Futures Contracts at February 28, 2025:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	June 2025	42,687	Long	$8,796,770,346	$8,834,875,031	$38,104,685

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	June 2025	8,315	Short	$(888,218,333)	$(897,500,313)	$(9,281,980)

The following is a summary of the inputs used as of February 28, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Other	$–	$5,061,018,622	$24,820,201	$5,085,838,823
Remaining Industries	–	4,521,028,746	–	4,521,028,746
Convertible Bonds	–	40,323,420	–	40,323,420
Corporate Bonds
Oil & Gas	–	2,687,759,437	623	2,687,760,060
Remaining Industries	–	22,127,249,142	–	22,127,249,142
Floating Rate Loans	–	2,531,263,640	–	2,531,263,640
Less Unfunded Loan Commitments	–	(101,475,894)	–	(101,475,894)
Foreign Government Obligations	–	500,837,383	–	500,837,383
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	10,006,841	–	10,006,841
Government Sponsored Enterprises Pass-Throughs	–	2,043,736,284	–	2,043,736,284
Non-Agency Commercial Mortgage-Backed Securities	–	3,320,486,207	–	3,320,486,207
U.S. Treasury Obligations	–	1,141,219,363	–	1,141,219,363
Short-Term Investments
Repurchase Agreements	–	165,796,346	–	165,796,346
Time Deposits	–	12,539,248	–	12,539,248
Money Market Funds	112,853,236	–	–	112,853,236
Total	$112,853,236	$44,061,788,785	$24,820,824	$44,199,462,845

See Notes to Schedule of Investments.	277

Schedule of Investments (unaudited)(concluded)

SHORT DURATION INCOME FUND February 28, 2025

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$9,318,324	$–	$9,318,324
Liabilities	–	–	–	–
Centrally Cleared Interest Rate Swap Contracts
Assets	–	33,819,818	–	33,819,818
Liabilities	–	(55,187,742)	–	(55,187,742)
Centrally Cleared CPI Swap Contracts
Assets	–	3,793,090	–	3,793,090
Liabilities	–	–	–	–
Credit Default Swap Contracts
Assets	–	–	–	–
Liabilities	–	(2,854,007)	–	(2,854,007)
Forward Foreign Currency Exchange Contracts
Assets	–	232,756	–	232,756
Liabilities	–	–	–	–
Futures Contracts
Assets	38,104,685	–	–	38,104,685
Liabilities	(9,281,980)	–	–	(9,281,980)
Total	$28,822,705	$(10,877,761)	$–	$17,944,944

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

278	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

TOTAL RETURN FUND February 28, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
LONG-TERM INVESTMENTS 118.33%

ASSET-BACKED SECURITIES 15.20%

Automobiles 5.98%
Bank of America Auto Trust Series 2023-1A Class A3†	5.53%	2/15/2028	$8,780,000	$8,859,596
BMW Vehicle Lease Trust Series 2023-1 Class A4	5.07%	6/25/2026	11,350,000	11,362,916
BofA Auto Trust Series 2024-1A Class A3†	5.35%	11/15/2028	9,535,000	9,660,911
Carmax Select Receivables Trust Series 2024-A Class A3	5.40%	11/15/2028	6,545,000	6,632,619
Carvana Auto Receivables Trust Series 2020-N1A Class E†	5.20%	7/15/2027	4,859,712	4,831,017
Chase Auto Owner Trust Series 2024-1A Class A3†	5.13%	5/25/2029	14,330,000	14,499,378
Citizens Auto Receivables Trust Series 2023-2 Class A3†	5.83%	2/15/2028	18,645,000	18,871,182
Citizens Auto Receivables Trust Series 2024-2 Class A4†	5.26%	4/15/2031	8,970,000	9,153,347
CPS Auto Receivables Trust Series 2022-B Class E†	7.14%	10/15/2029	7,000,000	7,161,609
Exeter Automobile Receivables Trust Series 2023-1A Class E†	12.07%	9/16/2030	4,450,000	5,081,849
Exeter Automobile Receivables Trust Series 2024-3A Class B	5.57%	9/15/2028	10,000,000	10,105,951
Flagship Credit Auto Trust Series 2020-4 Class E†	3.84%	7/17/2028	7,351,000	7,244,093
Flagship Credit Auto Trust Series 2022-3 Class A3†	4.55%	4/15/2027	2,443,729	2,444,233
Ford Credit Auto Lease Trust Series 2023-A Class A3	4.94%	3/15/2026	496,107	496,316
GLS Auto Select Receivables Trust Series 2024-2A Class A2†	5.58%	6/17/2030	7,078,852	7,169,121
GM Financial Automobile Leasing Trust Series 2023-1 Class B	5.51%	1/20/2027	10,505,000	10,537,618
GM Financial Automobile Leasing Trust Series 2023-2 Class B	5.54%	5/20/2027	6,270,000	6,309,184
GM Financial Automobile Leasing Trust Series 2024-3 Class A3	4.21%	10/20/2027	9,595,000	9,567,045
Hyundai Auto Lease Securitization Trust Series 2025-A Class A3†	4.83%	1/18/2028	5,815,000	5,869,168
Nissan Auto Lease Trust Series 2025-A Class A3	4.75%	3/15/2028	9,040,000	9,122,967
Octane Receivables Trust Series 2022-2A Class A†	5.11%	2/22/2028	483,744	484,315
Santander Drive Auto Receivables Trust Series 2022-5 Class C	4.74%	10/16/2028	6,050,000	6,051,890
Santander Drive Auto Receivables Trust Series 2022-7 Class C	6.69%	3/17/2031	6,450,000	6,630,026

See Notes to Schedule of Investments.	279

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Automobiles (continued)
Santander Drive Auto Receivables Trust Series 2024-1 Class C	5.45%		3/15/2030	$7,800,000	$7,922,648
Santander Drive Auto Receivables Trust Series 2024-2 Class D	6.28%		8/15/2031	8,905,000	9,246,670
SBNA Auto Receivables Trust Series 2024-A Class A3†	5.32%		12/15/2028	10,695,000	10,749,908
Toyota Auto Loan Extended Note Trust Series 2022-1A Class A†	3.82%		4/25/2035	6,515,000	6,449,717
Westlake Automobile Receivables Trust Series 2023-1A Class C†	5.74%		8/15/2028	4,415,000	4,457,878
Westlake Automobile Receivables Trust Series 2024-1A Class D†	6.02%		10/15/2029	4,890,000	5,003,638
Total					221,976,810

Credit Card 1.91%
Capital One Multi-Asset Execution Trust Series 2022-A1 Class A1	2.80%		3/15/2027	35,150,000	35,137,936
First National Master Note Trust Series 2024-1 Class A	5.34%		5/15/2030	13,495,000	13,766,444
Mercury Financial Credit Card Master Trust Series 2024-2A Class A†	6.56%		7/20/2029	6,125,000	6,220,431
Perimeter Master Note Business Trust Series 2021-1A Class B†	4.17%		12/15/2026	5,875,000	5,607,810
World Financial Network Credit Card Master Trust Series 2024-A Class A	5.47%		2/15/2031	9,915,000	10,132,327
Total					70,864,948

Other 7.31%
AB BSL CLO 3 Ltd. Series 2021-3A Class BR†	5.868% (3 mo. USD Term SOFR + 1.55%)	#	4/20/2038	5,000,000	5,006,228
Affirm Asset Securitization Trust Series 2023-B Class A†	6.82%		9/15/2028	12,780,000	12,910,512
Affirm Asset Securitization Trust Series 2023-B Class E†	11.32%		9/15/2028	6,800,000	6,961,734
Affirm Asset Securitization Trust Series 2024-A Class 1A†	5.61%		2/15/2029	6,040,000	6,090,319
Affirm Asset Securitization Trust Series 2024-A Class A†	5.61%		2/15/2029	2,600,000	2,621,661
Affirm Asset Securitization Trust Series 2024-B Class A†	4.62%		9/15/2029	10,000,000	9,989,924
AMMC CLO 23 Ltd. Series 2020-23A Class BR2†	6.353% (3 mo. USD Term SOFR + 2.05%)	#	4/17/2035	8,000,000	8,027,435

280	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Other (continued)
Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL3 Class A†	5.496% (1 mo. USD Term SOFR + 1.18%)	#	8/15/2034		$2,038,458	$2,038,933
Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL4 Class A†	5.776% (1 mo. USD Term SOFR + 1.46%)	#	11/15/2036		2,776,865	2,783,662
ARES LXVII CLO Ltd. Series 2022-67A Class BR†	5.853% (3 mo. USD Term SOFR + 1.55%)	#	1/25/2038		3,660,000	3,667,147
Avant Loans Funding Trust Series 2021-REV1 Class D†	4.30%		7/15/2030		2,618,454	2,608,118
Avant Loans Funding Trust Series 2024-REV1 Class A†	5.92%		10/15/2033		8,685,000	8,824,305
Bain Capital Credit CLO Ltd. Series 2023-4A Class C†	7.193% (3 mo. USD Term SOFR + 2.90%)	#	10/21/2036		3,840,000	3,876,579
Ballyrock CLO 22 Ltd. Series 2024-22A Class A1A†	5.842% (3 mo. USD Term SOFR + 1.54%)	#	4/15/2037		11,200,000	11,266,822
Birch Grove CLO 3 Ltd. Series 2021-3A Class BR†	5.905% (3 mo. USD Term SOFR + 1.60%)	#	1/19/2038		7,160,000	7,189,356
BSPRT Issuer Ltd. Series 2022-FL8 Class A†	5.839% (30 day USD SOFR Average + 1.50%)	#	2/15/2037		1,100,498	1,100,643
Carlyle U.S. CLO Ltd. Series 2023-2A Class C†	7.293% (3 mo. USD Term SOFR + 3.00%)	#	7/20/2036		5,940,000	5,985,427
CIFC Funding Ltd. Series 2018-2A Class A1R†	5.663% (3 mo. USD Term SOFR + 1.37%)	#	10/20/2037		6,400,000	6,423,925
DLLAD LLC Series 2023-1A Class A4†	4.80%		6/20/2030		10,535,000	10,617,546
Driven Brands Funding LLC Series 2020-1A Class A2†	3.786%		7/20/2050		3,615,745	3,515,348
Dryden 107 CLO Ltd. Series 2023-107A Class C†	7.323% (3 mo. USD Term SOFR + 3.00%)	#	8/15/2035		4,420,000	4,457,770
Elmwood CLO XI Ltd. Series 2021-4A Class BR†	5.869% (3 mo. USD Term SOFR + 1.55%)	#	1/20/2038		6,190,000	6,197,442
Fairstone Financial Issuance Trust I Series 2020-1A Class C†	5.162%		10/20/2039	CAD	20,760,000	14,250,064

See Notes to Schedule of Investments.	281

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Other (continued)
Fairstone Financial Issuance Trust I Series 2020-1A Class D†	6.873%		10/20/2039	CAD	4,595,000	$3,153,302
Galaxy XXI CLO Ltd. Series 2015-21A Class AR†	5.575% (3 mo. USD Term SOFR + 1.28%)	#	4/20/2031		$537,388	539,171
Generate CLO 14 Ltd. Series 2024-14A Class B†	6.39% (3 mo. USD Term SOFR + 2.10%)	#	4/22/2037		5,160,000	5,218,604
GoldenTree Loan Management U.S. CLO 19 Ltd. Series 2024-19A Class C†	6.643% (3 mo. USD Term SOFR + 2.35%)	#	4/20/2037		6,190,000	6,263,989
ICG U.S. CLO Ltd. Series 2024-1A Class A1†	5.902% (3 mo. USD Term SOFR + 1.60%)	#	4/15/2037		4,950,000	4,977,440
KKR CLO 35 Ltd. Series 35A Class BR†	5.917% (3 mo. USD Term SOFR + 1.60%)	#	1/20/2038		7,600,000	7,609,458
Lending Funding Trust Series 2020-2A Class A†	2.32%		4/21/2031		11,751,000	11,378,633
Lendmark Funding Trust Series 2021-1A Class A†	1.90%		11/20/2031		8,300,000	7,887,255
LoanCore Issuer Ltd. Series 2022-CRE7 Class A†	5.889% (30 day USD SOFR Average + 1.55%)	#	1/17/2037		5,565,425	5,579,806
Magnetite XLII Ltd. Series 2024-42A Class A1†	5.621% (3 mo. USD Term SOFR + 1.31%)	#	1/25/2038		13,450,000	13,572,558
Neuberger Berman Loan Advisers CLO 46 Ltd. Series 2021-46A Class CR†	6.046% (3 mo. USD Term SOFR + 1.75%)	#	1/20/2037		9,820,000	9,834,411
OHA Credit Funding 3 Ltd. Series 2019-3A Class AR2†	5.613% (3 mo. USD Term SOFR + 1.32%)#		1/20/2038		7,830,000	7,903,584
PEAC Solutions Receivables LLC Series 2024-2A Class A2†	4.74%		4/20/2027		7,085,000	7,095,197
RAD CLO 21 Ltd. Series 2023-21A Class BR†	5.867% (3 mo. USD Term SOFR + 1.55%)	#	1/25/2037		5,850,000	5,857,289
Regatta XXVII Funding Ltd. Series 2024-1A Class B†	6.30% (3 mo. USD Term SOFR + 2.00%)	#	4/26/2037		4,950,000	4,989,773
Rockford Tower CLO Ltd. Series 2025-1A Class B†(a)	–	(b)	3/31/2038		7,320,000	7,320,000
SCF Equipment Leasing LLC Series 2021-1A Class E†	3.56%		8/20/2032		3,600,000	3,589,315
SEB Funding LLC Series 2021-1A Class A2†	4.969%		1/30/2052		5,561,062	5,470,190
Verizon Master Trust Series 2024-2 Class A†	4.83%		12/22/2031		6,615,000	6,720,610
Total						271,371,485
Total Asset-Backed Securities (cost $563,296,004)						564,213,243

282	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 28, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
CORPORATE BONDS 43.77%

Aerospace/Defense 0.35%
Boeing Co.	6.528%	5/1/2034	$5,041,000	$5,402,240
Boeing Co.	6.858%	5/1/2054	3,791,000	4,180,457
Bombardier, Inc. (Canada)†(c)	7.25%	7/1/2031	3,435,000	3,519,295
Total				13,101,992

Agriculture 0.98%
BAT Capital Corp.	5.834%	2/20/2031	3,251,000	3,389,617
Imperial Brands Finance PLC (United Kingdom)†(c)	5.50%	2/1/2030	15,785,000	16,155,630
Imperial Brands Finance PLC (United Kingdom)†(c)	5.875%	7/1/2034	4,968,000	5,052,897
Philip Morris International, Inc.	5.625%	11/17/2029	6,862,000	7,153,975
Viterra Finance BV (Netherlands)†(c)	4.90%	4/21/2027	4,776,000	4,768,697
Total				36,520,816

Airlines 0.45%
American Airlines, Inc.†	7.25%	2/15/2028	5,126,000	5,244,687
AS Mileage Plan IP Ltd. (Cayman Islands)†(c)	5.308%	10/20/2031	8,046,000	7,999,093
JetBlue Airways Corp./JetBlue Loyalty LP†	9.875%	9/20/2031	3,407,000	3,609,369
Total				16,853,149

Auto Manufacturers 1.23%
Ford Motor Co.	9.625%	4/22/2030	4,800,000	5,521,308
Ford Motor Credit Co. LLC	2.70%	8/10/2026	3,207,000	3,090,523
Ford Motor Credit Co. LLC	3.375%	11/13/2025	4,291,000	4,235,769
Ford Motor Credit Co. LLC	4.134%	8/4/2025	3,940,000	3,924,266
Ford Motor Credit Co. LLC	6.054%	11/5/2031	4,344,000	4,341,431
Ford Motor Credit Co. LLC	6.125%	3/8/2034	7,053,000	6,888,441
Ford Motor Credit Co. LLC	7.20%	6/10/2030	4,809,000	5,060,466
Hyundai Capital America†	1.80%	10/15/2025	5,169,000	5,077,963
Hyundai Capital America†	5.80%	6/26/2025	3,586,000	3,596,485
JB Poindexter & Co., Inc.†	8.75%	12/15/2031	3,921,000	4,105,718
Total				45,842,370

Auto Parts & Equipment 0.12%
Goodyear Tire & Rubber Co.	5.00%	7/15/2029	3,890,000	3,701,323
ZF North America Capital, Inc.†	6.75%	4/23/2030	759,000	746,895
Total				4,448,218

See Notes to Schedule of Investments.	283

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Banks 9.18%
ABN AMRO Bank NV (Netherlands)†(c)	3.324% (5 yr. CMT + 1.90%)	#	3/13/2037	$5,400,000	$4,689,528
AIB Group PLC (Ireland)†(c)	6.608% (SOFR + 2.33%)	#	9/13/2029	6,529,000	6,914,363
Bank of America Corp.	1.658% (SOFR + 0.91%)	#	3/11/2027	4,792,000	4,653,807
Bank of America Corp.	2.087% (SOFR + 1.06%)	#	6/14/2029	17,835,000	16,449,326
Bank of America Corp.	3.593% (3 mo. USD Term SOFR + 1.63%)	#	7/21/2028	10,476,000	10,210,998
Bank of America Corp.	3.97% (3 mo. USD Term SOFR + 1.33%)	#	3/5/2029	5,597,000	5,489,246
BankUnited, Inc.	5.125%		6/11/2030	6,768,000	6,631,963
BNP Paribas SA (France)†(c)	2.219% (SOFR + 2.07%)	#	6/9/2026	9,609,000	9,542,255
BNP Paribas SA (France)†(c)	4.375% (5 yr. USD Swap + 1.48%)	#	3/1/2033	9,174,000	8,904,573
Citigroup, Inc.	3.887% (3 mo. USD Term SOFR + 1.82%)	#	1/10/2028	13,692,000	13,516,929
Citigroup, Inc.	3.98% (3 mo. USD Term SOFR + 1.60%)	#	3/20/2030	13,725,000	13,276,816
Citizens Financial Group, Inc.	5.718% (SOFR + 1.91%)	#	7/23/2032	11,157,000	11,410,228
Freedom Mortgage Corp.†	12.25%		10/1/2030	4,773,000	5,348,816
Intesa Sanpaolo SpA (Italy)†(c)	6.625%		6/20/2033	8,959,000	9,628,367
JPMorgan Chase & Co.	3.54% (3 mo. USD Term SOFR + 1.64%)	#	5/1/2028	9,410,000	9,204,464
JPMorgan Chase & Co.	4.946% (SOFR + 1.34%)	#	10/22/2035	6,932,000	6,818,587
KeyCorp	6.401% (SOFR + 2.42%)	#	3/6/2035	4,134,000	4,411,203
Macquarie Bank Ltd. (Australia)†(c)	3.624%		6/3/2030	2,821,000	2,621,496
Macquarie Group Ltd. (Australia)†(c)	2.691% (SOFR + 1.44%)	#	6/23/2032	11,002,000	9,624,463
Macquarie Group Ltd. (Australia)†(c)	4.654% (3 mo. USD LIBOR + 1.73%)	#	3/27/2029	9,640,000	9,616,648
Mitsubishi UFJ Financial Group, Inc. (Japan)(c)	5.541% (1 yr. CMT + 1.50%)	#	4/17/2026	3,928,000	3,931,886
Morgan Stanley	2.239% (SOFR + 1.18%)	#	7/21/2032	6,778,000	5,771,628
Morgan Stanley	4.431% (3 mo. USD Term SOFR + 1.89%)	#	1/23/2030	15,460,000	15,263,962

284	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Banks (continued)
Morgan Stanley	5.297% (SOFR + 2.62%)	#	4/20/2037	$4,900,000	$4,853,053
Morgan Stanley	5.32% (SOFR + 1.56%)	#	7/19/2035	4,101,000	4,118,494
NatWest Group PLC (United Kingdom)(c)	4.964% (1 yr. CMT + 1.22%)	#	8/15/2030	2,400,000	2,403,375
NatWest Group PLC (United Kingdom)(c)	7.472% (1 yr. CMT + 2.85%)	#	11/10/2026	6,251,000	6,369,847
PNC Financial Services Group, Inc.	5.401% (SOFR + 1.60%)	#	7/23/2035	5,019,000	5,074,449
PNC Financial Services Group, Inc.	5.676% (SOFR + 1.90%)	#	1/22/2035	10,375,000	10,704,651
Truist Financial Corp.	5.711% (SOFR + 1.92%)	#	1/24/2035	7,223,000	7,431,209
U.S. Bancorp	4.839% (SOFR + 1.60%)	#	2/1/2034	7,299,000	7,114,847
U.S. Bancorp	5.678% (SOFR + 1.86%)	#	1/23/2035	7,274,000	7,478,329
UBS Group AG (Switzerland)†(c)	1.364% (1 yr. CMT + 1.08%)	#	1/30/2027	5,819,000	5,652,807
UBS Group AG (Switzerland)†(c)	1.494% (1 yr. CMT + 0.85%)	#	8/10/2027	8,920,000	8,530,942
UBS Group AG (Switzerland)†(c)	4.703% (1 yr. CMT + 2.05%)	#	8/5/2027	4,487,000	4,490,565
UBS Group AG (Switzerland)†(c)	4.988% (1 yr. CMT + 2.40%)	#	8/5/2033	8,174,000	8,106,536
UBS Group AG (Switzerland)†(c)	6.327% (1 yr. CMT + 1.60%)	#	12/22/2027	2,685,000	2,762,981
UBS Group AG (Switzerland)†(c)	6.373% (SOFR + 3.34%)	#	7/15/2026	12,446,000	12,522,650
UBS Group AG (Switzerland)†(c)	6.442% (SOFR + 3.70%)	#	8/11/2028	11,155,000	11,580,238
Wells Fargo & Co.	2.188% (SOFR + 2.00%)	#	4/30/2026	7,724,000	7,693,015
Wells Fargo & Co.	2.393% (SOFR + 2.10%)	#	6/2/2028	20,155,000	19,184,564
Wells Fargo & Co.	3.584% (3 mo. USD Term SOFR + 1.57%)	#	5/22/2028	10,914,000	10,656,313
Total					340,660,417

See Notes to Schedule of Investments.	285

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 28, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Beverages 0.27%
Bacardi Ltd./Bacardi-Martini BV†	5.40%	6/15/2033	$6,256,000	$6,218,259
Coca-Cola Consolidated, Inc.	5.45%	6/1/2034	3,662,000	3,769,143
Total				9,987,402

Biotechnology 0.30%
Baxalta, Inc.	4.00%	6/23/2025	2,070,000	2,066,861
Biocon Biologics Global PLC (United Kingdom)†(c)	6.67%	10/9/2029	3,748,000	3,616,526
Royalty Pharma PLC	5.40%	9/2/2034	5,400,000	5,398,654
Total				11,082,041

Building Materials 0.19%
EMRLD Borrower LP/Emerald Co-Issuer, Inc.†	6.75%	7/15/2031	3,504,000	3,582,966
Smyrna Ready Mix Concrete LLC†	6.00%	11/1/2028	3,346,000	3,320,465
Total				6,903,431

Chemicals 0.81%
Celanese U.S. Holdings LLC	6.05%	3/15/2025	10,644,000	10,646,291
International Flavors & Fragrances, Inc.†	1.23%	10/1/2025	12,233,000	11,980,535
NOVA Chemicals Corp. (Canada)†(c)	9.00%	2/15/2030	3,419,000	3,696,934
Rain Carbon, Inc.†(d)	12.25%	9/1/2029	3,350,000	3,557,284
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%	4/1/2025	70,000	70,010
Total				29,951,054

Coal 0.09%
SunCoke Energy, Inc.†	4.875%	6/30/2029	3,791,000	3,528,155

Commercial Services 0.95%
Allied Universal Holdco LLC†	7.875%	2/15/2031	3,427,000	3,536,993
Allied Universal Holdco LLC/Allied Universal Finance Corp.†(d)	6.00%	6/1/2029	4,043,000	3,832,798
Block, Inc.	2.75%	6/1/2026	3,854,000	3,740,635
Block, Inc.†	6.50%	5/15/2032	3,507,000	3,582,769
EquipmentShare.com, Inc.†	9.00%	5/15/2028	3,332,000	3,511,162
Global Payments, Inc.	4.95%	8/15/2027	8,207,000	8,268,645
GXO Logistics, Inc.	6.50%	5/6/2034	3,879,000	4,023,378
Rollins, Inc.†	5.25%	2/24/2035	4,755,000	4,796,468
Total				35,292,848

Computers 0.45%
Accenture Capital, Inc.	4.25%	10/4/2031	5,046,000	4,941,074
Gartner, Inc.†	4.50%	7/1/2028	6,725,000	6,582,378
McAfee Corp.†	7.375%	2/15/2030	5,301,000	5,169,912
Total				16,693,364

286	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Distribution/Wholesale 0.15%
Mitsubishi Corp. (Japan)†(c)	5.125%		7/17/2034	$5,379,000	$5,491,438

Diversified Financial Services 2.31%
Air Lease Corp.	5.20%		7/15/2031	4,929,000	4,962,734
Aircastle Ltd.†	2.85%		1/26/2028	6,919,000	6,541,334
Aircastle Ltd.†	6.50%		7/18/2028	5,000,000	5,223,576
Aviation Capital Group LLC†	1.95%		1/30/2026	4,918,000	4,789,931
Aviation Capital Group LLC†	6.375%		7/15/2030	7,653,000	8,078,976
Avolon Holdings Funding Ltd. (Ireland)†(c)	2.125%		2/21/2026	18,161,000	17,703,722
Avolon Holdings Funding Ltd. (Ireland)†(c)	4.25%		4/15/2026	5,671,000	5,636,774
Avolon Holdings Funding Ltd. (Ireland)†(c)	6.375%		5/4/2028	2,776,000	2,877,706
LPL Holdings, Inc.†	4.00%		3/15/2029	8,718,000	8,359,547
Navient Corp.	11.50%		3/15/2031	6,485,000	7,366,195
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%		3/15/2027	4,745,000	4,716,626
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%		4/15/2045	4,780,000	4,137,530
Nuveen LLC†	5.85%		4/15/2034	5,042,000	5,197,600
Total					85,592,251

Electric 4.51%
AES Corp.	2.45%		1/15/2031	6,426,000	5,504,832
AES Corp.†	3.95%		7/15/2030	10,074,000	9,486,325
Alfa Desarrollo SpA (Chile)†(c)	4.55%		9/27/2051	5,726,226	4,405,844
Alpha Generation LLC†	6.75%		10/15/2032	1,883,000	1,910,948
Appalachian Power Co.	5.65%		4/1/2034	5,371,000	5,467,981
Ausgrid Finance Pty. Ltd. (Australia)†(c)	4.35%		8/1/2028	7,124,000	7,022,118
Chile Electricity Lux MPC II SARL (Luxembourg)†(c)	5.58%		10/20/2035	5,663,000	5,619,848
Dominion Energy, Inc.	6.875% (5 yr. CMT + 2.39%)	#	2/1/2055	2,392,000	2,480,187
Enel Finance International NV (Netherlands)†(c)	5.125%		6/26/2029	4,918,000	4,965,100
Entergy Louisiana LLC	5.15%		9/15/2034	11,455,000	11,463,276
Entergy Louisiana LLC	5.70%		3/15/2054	5,152,000	5,234,848
Entergy Louisiana LLC	5.80%		3/15/2055	4,279,000	4,373,404
Entergy Texas, Inc.	5.55%		9/15/2054	3,017,000	2,994,786
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple (Mexico)†(c)	7.25%		1/31/2041	3,338,693	3,351,580
FirstEnergy Transmission LLC	5.00%		1/15/2035	2,600,000	2,570,815
Florida Power & Light Co.	5.80%		3/15/2065	2,308,000	2,405,362
Indianapolis Power & Light Co.†	5.65%		12/1/2032	9,456,000	9,786,089
IPALCO Enterprises, Inc.	5.75%		4/1/2034	4,698,000	4,806,131

See Notes to Schedule of Investments.	287

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 28, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Electric (continued)
Jersey Central Power & Light Co.†	5.10%	1/15/2035	$2,005,000	$1,992,188
Lightning Power LLC†	7.25%	8/15/2032	3,616,000	3,760,513
Minejesa Capital BV (Netherlands)†(c)	4.625%	8/10/2030	5,076,631	4,985,681
Narragansett Electric Co.†	5.35%	5/1/2034	5,383,000	5,459,805
NRG Energy, Inc.†	4.45%	6/15/2029	3,410,000	3,315,188
NRG Energy, Inc.†	6.00%	2/1/2033	3,701,000	3,661,413
Oglethorpe Power Corp.†	5.80%	6/1/2054	3,335,000	3,395,221
Oncor Electric Delivery Co. LLC	5.65%	11/15/2033	6,274,000	6,550,907
Public Service Electric & Gas Co.	4.85%	8/1/2034	12,608,000	12,536,904
Union Electric Co.	5.125%	3/15/2055	3,585,000	3,384,397
Virginia Electric & Power Co.	5.05%	8/15/2034	10,375,000	10,333,330
Vistra Operations Co. LLC†	5.70%	12/30/2034	7,334,000	7,374,756
Vistra Operations Co. LLC†	7.75%	10/15/2031	4,950,000	5,230,269
Wisconsin Electric Power Co.	5.05%	10/1/2054	1,702,000	1,596,818
Total				167,426,864

Energy-Alternate Sources 0.14%
Greenko Dutch BV (Netherlands)†(c)(d)	3.85%	3/29/2026	5,467,555	5,321,298

Engineering & Construction 0.45%
IRB Infrastructure Developers Ltd. (India)†(c)	7.11%	3/11/2032	4,174,000	4,270,844
MasTec, Inc.†	4.50%	8/15/2028	7,539,000	7,385,512
Weekley Homes LLC/Weekley Finance Corp.†	4.875%	9/15/2028	5,381,000	5,158,403
Total				16,814,759

Entertainment 0.25%
Jacobs Entertainment, Inc.†	6.75%	2/15/2029	3,610,000	3,537,617
Warnermedia Holdings, Inc.	3.788%	3/15/2025	5,808,000	5,804,123
Total				9,341,740

Equity Real Estate 0.10%
Kennedy-Wilson, Inc.	4.75%	3/1/2029	4,057,000	3,803,334

Food 0.06%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†(a)	6.25%	3/15/2033	2,161,000	2,189,354

Forest Products & Paper 0.10%
LD Celulose International GmbH (Austria)†(c)	7.95%	1/26/2032	3,598,000	3,737,171

Gas 0.47%
CenterPoint Energy Resources Corp.	4.40%	7/1/2032	7,179,000	6,931,317
National Fuel Gas Co.	5.50%	1/15/2026	7,186,000	7,217,384

288	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 28, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Gas (continued)
National Fuel Gas Co.	5.95%	3/15/2035	$3,157,000	$3,235,089
Total				17,383,790

Hand/Machine Tools 0.20%
Regal Rexnord Corp.	6.05%	2/15/2026	7,251,000	7,313,786

Health Care-Products 0.36%
Solventum Corp.	5.45%	3/13/2031	6,885,000	7,056,382
Solventum Corp.	5.60%	3/23/2034	6,224,000	6,373,287
Total				13,429,669

Health Care-Services 1.44%
Centene Corp.	2.45%	7/15/2028	8,616,000	7,855,843
Centene Corp.	3.375%	2/15/2030	8,585,000	7,775,034
Centene Corp.	4.25%	12/15/2027	4,989,000	4,857,969
DaVita, Inc.†	6.875%	9/1/2032	3,577,000	3,636,239
HCA, Inc.	5.45%	9/15/2034	2,477,000	2,469,516
HCA, Inc.	5.50%	3/1/2032	9,850,000	9,989,500
Humana, Inc.	1.35%	2/3/2027	8,740,000	8,207,975
LifePoint Health, Inc.†	9.875%	8/15/2030	3,134,000	3,349,757
Molina Healthcare, Inc.†	4.375%	6/15/2028	3,393,000	3,252,084
Universal Health Services, Inc.	5.05%	10/15/2034	2,114,000	2,008,403
Total				53,402,320

Holding Companies-Diversified 0.06%
Stena International SA (Luxembourg)†(c)	7.25%	1/15/2031	2,154,000	2,191,088

Housewares 0.09%
Newell Brands, Inc.	6.375%	9/15/2027	3,216,000	3,261,757

Insurance 2.86%
Arthur J Gallagher & Co.	5.00%	2/15/2032	6,064,000	6,068,373
Assurant, Inc.	2.65%	1/15/2032	3,488,000	2,961,965
Athene Global Funding†	5.62%	5/8/2026	11,695,000	11,838,016
Beacon Funding Trust†	6.266%	8/15/2054	5,756,000	5,845,262
Brighthouse Financial Global Funding†	5.65%	6/10/2029	6,880,000	7,027,026
Brown & Brown, Inc.	2.375%	3/15/2031	7,399,000	6,372,418
CNO Global Funding†	5.875%	6/4/2027	6,107,000	6,262,193
GA Global Funding Trust†	2.90%	1/6/2032	5,390,000	4,663,873
GA Global Funding Trust†	3.85%	4/11/2025	9,989,000	9,978,953
GA Global Funding Trust†	4.40%	9/23/2027	5,000,000	4,962,495
GA Global Funding Trust†	5.20%	12/9/2031	7,698,000	7,672,613

See Notes to Schedule of Investments.	289

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 28, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Insurance (continued)
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC (United Kingdom)†(c)	7.25%	2/15/2031	$3,794,000	$3,866,268
HUB International Ltd.†	7.375%	1/31/2032	2,658,000	2,729,521
Jackson National Life Global Funding†	4.60%	10/1/2029	6,031,000	5,967,994
Metropolitan Life Global Funding I†	4.05%	8/25/2025	1,578,000	1,574,088
New York Life Global Funding†	4.55%	1/28/2033	6,595,000	6,432,289
Principal Life Global Funding II†	5.10%	1/25/2029	7,305,000	7,424,135
Sammons Financial Group Global Funding†	5.10%	12/10/2029	4,370,000	4,409,044
Total				106,056,526

Internet 0.49%
Prosus NV (Netherlands)(c)	4.027%	8/3/2050	5,100,000	3,514,543
Uber Technologies, Inc.†	4.50%	8/15/2029	14,787,000	14,588,644
Total				18,103,187

Iron-Steel 0.17%
ATI, Inc.	7.25%	8/15/2030	3,331,000	3,466,265
U.S. Steel Corp.	6.875%	3/1/2029	2,785,000	2,822,898
Total				6,289,163

Leisure Time 0.10%
Carnival Corp.†	6.125%	2/15/2033	3,828,000	3,857,486

Lodging 0.20%
MGM China Holdings Ltd. (Macau)(c)	4.75%	2/1/2027	3,760,000	3,689,038
Wynn Macau Ltd. (Macau)†(c)	5.625%	8/26/2028	3,800,000	3,694,106
Total				7,383,144

Machinery-Diversified 0.37%
nVent Finance SARL (Luxembourg)(c)	4.55%	4/15/2028	13,974,000	13,896,413

Media 0.68%
CCO Holdings LLC/CCO Holdings Capital Corp.†	4.75%	3/1/2030	5,623,000	5,243,231
Directv Financing LLC/Directv Financing Co-Obligor, Inc.†	5.875%	8/15/2027	3,935,000	3,875,731
Discovery Communications LLC	3.95%	3/20/2028	4,521,000	4,357,322
FactSet Research Systems, Inc.	3.45%	3/1/2032	9,354,000	8,411,365
Univision Communications, Inc.†	8.50%	7/31/2031	3,535,000	3,526,943
Total				25,414,592

290	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 28, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Mining 1.56%
Anglo American Capital PLC (United Kingdom)†(c)	3.875%	3/16/2029	$5,835,000	$5,634,997
Antofagasta PLC (Chile)†(c)	6.25%	5/2/2034	6,894,000	7,147,830
FMG Resources August 2006 Pty. Ltd. (Australia)†(c)	4.375%	4/1/2031	5,643,000	5,181,047
Glencore Funding LLC†	5.371%	4/4/2029	5,934,000	6,055,740
Glencore Funding LLC†	5.634%	4/4/2034	7,849,000	7,963,584
Glencore Funding LLC†	6.375%	10/6/2030	3,016,000	3,216,972
Hecla Mining Co.	7.25%	2/15/2028	3,500,000	3,543,257
Ivanhoe Mines Ltd. (Canada)†(c)	7.875%	1/23/2030	5,361,000	5,399,331
Minera Mexico SA de CV (Mexico)†(c)	5.625%	2/12/2032	8,256,000	8,183,760
Novelis, Inc.†	6.875%	1/30/2030	5,358,000	5,480,923
Total				57,807,441

Miscellaneous Manufacturing 0.10%
LSB Industries, Inc.†	6.25%	10/15/2028	3,787,000	3,720,037

Oil & Gas 4.77%
Aethon United BR LP/Aethon United Finance Corp.†	7.50%	10/1/2029	5,625,000	5,802,412
Antero Resources Corp.†	7.625%	2/1/2029	6,006,000	6,175,021
APA Corp.†	4.25%	1/15/2030	3,751,000	3,577,934
Ascent Resources Utica Holdings LLC/ARU Finance Corp.†	6.625%	10/15/2032	2,435,000	2,460,349
Baytex Energy Corp. (Canada)†(c)	8.50%	4/30/2030	4,388,000	4,495,734
California Resources Corp.†	8.25%	6/15/2029	3,419,000	3,519,889
CITGO Petroleum Corp.†	8.375%	1/15/2029	3,227,000	3,331,310
Comstock Resources, Inc.†	6.75%	3/1/2029	6,684,000	6,576,347
Continental Resources, Inc.†	5.75%	1/15/2031	22,000,000	22,334,651
Coterra Energy, Inc.	5.60%	3/15/2034	4,244,000	4,300,128
Crescent Energy Finance LLC†	7.375%	1/15/2033	3,477,000	3,412,038
Devon Energy Corp.	5.20%	9/15/2034	6,111,000	5,941,402
Diamond Foreign Asset Co./Diamond Finance LLC (Cayman Islands)†(c)	8.50%	10/1/2030	3,411,000	3,540,127
Ecopetrol SA (Colombia)(c)	8.375%	1/19/2036	5,092,000	5,058,026
Encino Acquisition Partners Holdings LLC†	8.75%	5/1/2031	3,312,000	3,561,519
EQT Corp.	5.75%	2/1/2034	5,314,000	5,433,412
EQT Corp.	7.00%	2/1/2030	15,389,000	16,634,733
Expand Energy Corp.†	5.875%	2/1/2029	13,881,000	13,913,634
Kimmeridge Texas Gas LLC†	8.50%	2/15/2030	5,398,000	5,513,721
Medco Maple Tree Pte. Ltd. (Singapore)†(c)	8.96%	4/27/2029	3,500,000	3,699,168
Occidental Petroleum Corp.	6.625%	9/1/2030	10,864,000	11,489,679
OGX Austria GmbH (Brazil)†(c)(e)	8.50%	6/1/2018	1,730,000	35	(f)

See Notes to Schedule of Investments.	291

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Oil & Gas (continued)
Ovintiv, Inc.	6.50%		2/1/2038	$6,037,000	$6,316,269
Petroleos Mexicanos (Mexico)(c)	6.70%		2/16/2032	6,280,000	5,521,510
SM Energy Co.†	6.75%		8/1/2029	7,191,000	7,207,733
TGNR Intermediate Holdings LLC†	5.50%		10/15/2029	7,498,000	7,148,497
Valaris Ltd.†	8.375%		4/30/2030	3,060,000	3,102,096
Vermilion Energy, Inc. (Canada)†(c)	6.875%		5/1/2030	3,680,000	3,657,652
Vital Energy, Inc.†	7.875%		4/15/2032	3,457,000	3,335,120
Total					177,060,146

Packaging & Containers 0.17%
LABL, Inc.†	9.50%		11/1/2028	2,992,000	2,877,091
Mauser Packaging Solutions Holding Co.†	9.25%		4/15/2027	3,375,000	3,428,358
Total					6,305,449

Pharmaceuticals 0.63%
Bayer Corp.†	6.65%		2/15/2028	3,872,000	4,039,151
Bayer U.S. Finance LLC†	6.375%		11/21/2030	10,643,000	11,131,705
Organon & Co./Organon Foreign Debt Co-Issuer BV†(d)	5.125%		4/30/2031	5,878,000	5,360,296
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(c)	3.15%		10/1/2026	2,980,000	2,884,976
Total					23,416,128

Pipelines 1.56%
Boardwalk Pipelines LP	3.40%		2/15/2031	5,052,000	4,606,863
Cheniere Energy Partners LP	3.25%		1/31/2032	4,113,000	3,629,084
Columbia Pipeline Group, Inc.	4.50%		6/1/2025	4,393,000	4,387,011
Eastern Gas Transmission & Storage, Inc.	3.00%		11/15/2029	4,956,000	4,613,114
Enbridge, Inc. (Canada)(c)	8.50% (5 yr. CMT + 4.43%)	#	1/15/2084	7,804,000	8,669,432
EQM Midstream Partners LP†	7.50%		6/1/2030	3,093,000	3,366,412
Galaxy Pipeline Assets Bidco Ltd. (Jersey)†(c)	3.25%		9/30/2040	4,615,000	3,586,726
Genesis Energy LP/Genesis Energy Finance Corp.	8.25%		1/15/2029	3,267,000	3,371,681
NGPL PipeCo LLC†	3.25%		7/15/2031	3,129,000	2,751,158
Sabine Pass Liquefaction LLC	5.625%		3/1/2025	1,216,000	1,216,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	5.50%		3/1/2030	11,074,000	11,208,101
Venture Global LNG, Inc.†	8.375%		6/1/2031	6,074,000	6,333,584
Total					57,739,166

292	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 28, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
REITS 1.59%
American Tower Corp.	2.40%	3/15/2025	$5,260,000	$5,250,342
American Tower Corp.	3.80%	8/15/2029	5,139,000	4,936,587
Brandywine Operating Partnership LP(d)	4.55%	10/1/2029	3,922,000	3,600,613
Crown Castle, Inc.	3.30%	7/1/2030	12,698,000	11,748,938
EPR Properties	4.50%	6/1/2027	2,808,000	2,777,288
EPR Properties	4.95%	4/15/2028	3,475,000	3,456,784
Iron Mountain Information Management Services, Inc.†	5.00%	7/15/2032	3,813,000	3,580,079
VICI Properties LP	6.125%	4/1/2054	1,217,000	1,240,531
VICI Properties LP/VICI Note Co., Inc.†	4.25%	12/1/2026	12,254,000	12,101,601
VICI Properties LP/VICI Note Co., Inc.†	4.625%	12/1/2029	4,895,000	4,760,385
VICI Properties LP/VICI Note Co., Inc.†	5.75%	2/1/2027	5,410,000	5,479,172
Total				58,932,320

Retail 0.24%
Saks Global Enterprises LLC†	11.00%	12/15/2029	5,579,000	5,156,033
Walgreens Boots Alliance, Inc.(d)	8.125%	8/15/2029	3,768,000	3,800,320
Total				8,956,353

Semiconductors 0.76%
Broadcom, Inc.†	4.15%	4/15/2032	7,000,000	6,669,950
Broadcom, Inc.	5.15%	11/15/2031	7,781,000	7,918,099
Foundry JV Holdco LLC†	5.50%	1/25/2031	5,842,000	5,952,841
Foundry JV Holdco LLC†	5.90%	1/25/2033	7,525,000	7,767,643
Total				28,308,533

Software 0.81%
AppLovin Corp.	5.375%	12/1/2031	6,746,000	6,887,374
Atlassian Corp. (Australia)(c)	5.50%	5/15/2034	4,453,000	4,550,957
Cadence Design Systems, Inc.	4.70%	9/10/2034	5,122,000	5,000,034
Cloud Software Group, Inc.†	6.50%	3/31/2029	3,433,000	3,379,504
Cloud Software Group, Inc.†	9.00%	9/30/2029	3,494,000	3,573,768
Workday, Inc.	3.80%	4/1/2032	7,018,000	6,517,038
Total				29,908,675

Telecommunications 0.40%
Altice France SA (France)†(c)	8.125%	2/1/2027	3,648,000	3,275,044
AT&T, Inc.	4.30%	2/15/2030	5,326,000	5,227,883
Sprint Capital Corp.	6.875%	11/15/2028	5,781,000	6,187,028
Total				14,689,955

See Notes to Schedule of Investments.	293

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Transportation 0.16%
Rand Parent LLC†(d)	8.50%		2/15/2030	$3,274,000	$3,366,384
Watco Cos. LLC/Watco Finance Corp.†	7.125%		8/1/2032	2,324,000	2,395,240
Total					5,761,624

Trucking & Leasing 0.09%
Fortress Transportation & Infrastructure Investors LLC†	5.50%		5/1/2028	3,375,000	3,331,471
Total Corporate Bonds (cost $1,627,574,898)					1,624,503,685

FLOATING RATE LOANS(g) 2.30%

Aerospace/Defense 0.11%
Dynasty Acquisition Co., Inc. 2024 1st Lien Term Loan B1	6.574% (1 mo. USD Term SOFR + 2.25%)		10/31/2031	3,017,032	3,018,601
Dynasty Acquisition Co., Inc. 2024 1st Lien Term Loan B2	6.574% (1 mo. USD Term SOFR + 2.25%)		10/31/2031	1,147,583	1,148,180
Total					4,166,781

Airlines 0.14%
American Airlines, Inc. 2021 Term Loan	–	(b)	4/20/2028	4,960,000	5,070,360

Building Materials 0.07%
EMRLD Borrower LP 2024 Term Loan B	6.829% (3 mo. USD Term SOFR + 2.50%)		8/4/2031	2,556,593	2,553,857

Commercial Services 0.11%
Trans Union LLC 2024 Term Loan B8	6.074% (1 mo. USD Term SOFR + 1.75%)		6/24/2031	1,277,790	1,277,521
Trans Union LLC 2024 Term Loan B9	6.074% (1 mo. USD Term SOFR + 1.75%)		6/24/2031	2,973,857	2,973,426
Total					4,250,947

Consumer Staples 0.09%
Reynolds Consumer Products LLC 2025 Term Loan B	–	(b)	2/20/2032	3,156,191	3,167,048

Diversified Financial Services 0.69%
Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6	6.07% (1 mo. USD Term SOFR + 1.75%)		6/24/2030	10,390,975	10,401,158
Citadel Securities LP 2024 First Lien Term Loan	6.329% (3 mo. USD Term SOFR + 2.00%)		10/31/2031	4,361,000	4,372,186

294	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Diversified Financial Services (continued)
Corpay Technologies Operating Co. LLC Term Loan B5	–	(b)	4/28/2028	$2,260,000	$2,257,774
Hudson River Trading LLC 2024 Term Loan B	7.31% (1 mo. USD Term SOFR + 3.00%)		3/18/2030	4,755,083	4,759,053
Jane Street Group LLC 2024 Term Loan B1	6.313% (3 mo. USD Term SOFR + 2.00%)		12/15/2031	3,789,023	3,747,685
Total					25,537,856

Electric 0.32%
Calpine Corp. 2024 Term Loan B10	–	(b)	1/31/2031	7,400,000	7,400,333
NRG Energy, Inc. 2024 Term Loan	6.044% - 6.07% (1 mo. USD Term SOFR + 1.75%) (3 mo. USD Term SOFR + 1.75%)		4/16/2031	4,318,123	4,322,161
Total					11,722,494

Entertainment 0.21%
Flutter Financing BV 2024 Term Loan B (Netherlands)(c)	6.079% (3 mo. USD Term SOFR + 1.75%)		11/30/2030	7,895,267	7,886,622

Food Service 0.04%
Aramark Services, Inc. 2024 Term Loan B8	6.324% (1 mo. USD Term SOFR + 2.00%)		6/22/2030	1,325,000	1,331,459

Insurance 0.07%
Asurion LLC 2020 Term Loan B8	7.688% (1 mo. USD Term SOFR + 3.25%)		12/23/2026	2,629,503	2,629,253

Lodging 0.11%
Hilton Domestic Operating Co., Inc. 2023 Term Loan B4	6.069% (1 mo. USD Term SOFR + 1.75%)		11/8/2030	3,923,000	3,942,007

Media 0.12%
Charter Communications Operating LLC 2024 Term Loan B5	6.56% (3 mo. USD Term SOFR + 2.25%)		12/15/2031	4,434,000	4,432,493

Oil & Gas 0.09%
Hilcorp Energy I LP Term Loan B	6.315% (1 mo. USD Term SOFR + 2.00%)		2/11/2030	3,519,900	3,528,700

Transportation 0.13%
Genesee & Wyoming, Inc. 2024 Term Loan B	6.079% (3 mo. USD Term SOFR + 1.75%)		4/10/2031	4,937,625	4,924,886
Total Floating Rate Loans (cost $85,179,627)					85,144,763

See Notes to Schedule of Investments.	295

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
FOREIGN GOVERNMENT OBLIGATIONS(c) 0.66%

Angola 0.15%
Angola Government International Bonds	8.75%		4/14/2032	$6,111,000	$5,473,210

Colombia 0.14%
Colombia Government International Bonds	7.50%		2/2/2034	5,187,000	5,214,551

Mexico 0.05%
Mexico Government International Bonds	6.00%		5/13/2030	1,750,000	1,787,506

Panama 0.15%
Panama Government International Bonds	6.40%		2/14/2035	5,850,000	5,547,124

Saudi Arabia 0.10%
Saudi Government International Bonds	5.75%		1/16/2054	3,900,000	3,804,543

Senegal 0.07%
Senegal Government International Bonds†(d)	6.25%		5/23/2033	3,380,000	2,646,781
Total Foreign Government Obligations (cost $24,747,730)					24,473,715

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 1.91%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K140 Class A2	2.25%		1/25/2032	10,710,000	9,327,426
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K143 Class A2	2.35%		3/25/2032	11,190,000	9,777,444
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K145 Class A2	2.58%		5/25/2032	9,141,000	8,088,811
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K146 Class A2	2.92%		6/25/2032	9,590,000	8,677,153
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K149 Class A2	3.53%		8/25/2032	9,470,000	8,906,461
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-153 Class A2	3.82%	#(h)	12/25/2032	9,360,000	8,953,357
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-154 Class A2	4.35%	#(h)	1/25/2033	5,170,000	5,120,877
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KG07 Class A2	3.123%	#(h)	8/25/2032	13,216,000	12,091,749
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $70,056,799)					70,943,278

296	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 28, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 27.59%
Federal Home Loan Mortgage Corp.	2.00%	9/1/2050	$9,342,943	$7,550,798
Federal Home Loan Mortgage Corp.	2.50%	5/1/2052	1,461,972	1,239,661
Federal Home Loan Mortgage Corp.	3.50%	2/1/2046	4,852,697	4,531,955
Federal Home Loan Mortgage Corp.	4.10%	10/1/2029	6,940,000	6,815,567
Federal Home Loan Mortgage Corp.	4.15%	10/1/2029	4,130,000	4,061,205
Federal Home Loan Mortgage Corp.	5.00%	7/1/2052 - 8/1/2052	26,935,085	26,820,070
Federal Home Loan Mortgage Corp.	6.00%	8/1/2039 - 9/1/2039	18,783,474	19,460,301
Federal Home Loan Mortgage Corp.	6.50%	11/1/2053	13,446,163	13,929,318
Federal National Mortgage Association	2.00%	1/1/2036 - 2/1/2036	12,548,444	11,367,497
Federal National Mortgage Association	2.50%	8/1/2035 - 5/1/2052	161,283,010	139,415,911
Federal National Mortgage Association	3.00%	3/1/2037 - 12/1/2048	25,830,036	23,205,296
Federal National Mortgage Association	3.50%	7/1/2045 - 4/1/2052	18,264,017	16,817,483
Federal National Mortgage Association	4.00%	5/1/2052 - 6/1/2052	21,773,022	20,667,365
Federal National Mortgage Association	5.00%	7/1/2052 - 8/1/2052	18,825,236	18,760,933
Federal National Mortgage Association	6.00%	2/1/2039	2,073,917	2,146,680
Government National Mortgage Association(i)	2.00%	TBA	8,873,000	7,289,391
Government National Mortgage Association(i)	2.50%	TBA	23,065,000	19,771,091
Government National Mortgage Association(i)	3.00%	TBA	49,582,000	44,116,452
Government National Mortgage Association(i)	4.50%	TBA	20,907,000	20,174,882
Government National Mortgage Association(i)	5.00%	TBA	67,190,000	66,348,293
Government National Mortgage Association(i)	5.50%	TBA	55,308,000	55,441,650
Government National Mortgage Association(i)	6.00%	TBA	107,108,000	108,503,218
Government National Mortgage Association(i)	6.50%	TBA	4,049,000	4,131,081
Uniform Mortgage-Backed Security(i)	2.00%	TBA	39,220,000	32,108,352
Uniform Mortgage-Backed Security(i)	2.50%	TBA	13,187,000	12,199,589
Uniform Mortgage-Backed Security(i)	3.00%	TBA	33,540,000	29,228,856
Uniform Mortgage-Backed Security(i)	3.50%	TBA	11,701,000	10,614,777
Uniform Mortgage-Backed Security(i)	4.50%	TBA	13,106,000	12,622,682
Uniform Mortgage-Backed Security(i)	5.00%	TBA	50,222,000	50,382,831
Uniform Mortgage-Backed Security(i)	5.50%	TBA	173,421,000	174,553,157
Uniform Mortgage-Backed Security(i)	6.00%	TBA	42,925,000	43,682,147

See Notes to Schedule of Investments.	297

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Uniform Mortgage-Backed Security(i)	6.50%		TBA	$2,465,000	$2,536,949
Uniform Mortgage-Backed Security(i)	7.00%		TBA	13,037,000	13,639,305
Total Government Sponsored Enterprises Pass-Throughs (cost $1,031,696,413)					1,024,134,743

MUNICIPAL BONDS 0.12%

Natural Gas 0.12%
Texas Natural Gas Securitization Finance Corp. A1 (cost $4,349,041)	5.102%		4/1/2035	4,349,042	4,434,606

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 9.31%
Bayview Opportunity Master Fund VI Trust Series 2021-6 Class A2†	2.50%	#(h)	10/25/2051	7,444,622	6,151,955
BBCMS Mortgage Trust Series 2023-C21 Class A5	6.00%	#(h)	9/15/2056	6,900,000	7,415,997
BBCMS Mortgage Trust Series 2025-5C33 Class A4(a)	5.839%		3/15/2058	10,530,000	10,995,906
Benchmark Mortgage Trust Series 2024-V12 Class A3	5.739%		12/15/2057	4,420,000	4,593,995
Benchmark Mortgage Trust Series 2024-V7 Class A3	6.228%	#(h)	5/15/2056	12,630,000	13,335,812
BMO Mortgage Trust Series 2023-C5 Class A4	5.494%		6/15/2056	4,770,000	4,949,180
BMO Mortgage Trust Series 2024-5C8 Class A3	5.625%	#(h)	12/15/2057	4,430,000	4,588,002
BX Commercial Mortgage Trust Series 2024-XL4 Class A†	5.754% (1 mo. USD Term SOFR + 1.44%)	#	2/15/2039	4,160,200	4,171,872
BX Trust Series 2025-ROIC Class B†	5.717% (1 mo. USD Term SOFR + 1.39%)	#	3/15/2030	6,630,000	6,631,899
CF Trust Series 2019-BOSS Class A1†(e)	7.695% (1 mo. USD Term SOFR + 3.30%)	#	12/15/2024	2,265,553	234,032
Chase Home Lending Mortgage Trust Series 2024-RPL2 Class A1A†	3.25%	#(h)	8/25/2064	3,935,509	3,513,703
Chase Home Lending Mortgage Trust Series 2024-RPL4 Class A1A†	3.375%	#(h)	12/25/2064	4,933,085	4,443,994
CIM Trust Series 2021-J1 Class A1†	2.50%	#(h)	3/25/2051	6,556,610	5,397,844
CIM Trust Series 2021-J3 Class A1†	2.50%	#(h)	6/25/2051	12,591,904	10,358,963
Citigroup Commercial Mortgage Trust Series 2014-GC25 Class XB(j)	Zero Coupon	#(h)	10/10/2047	19,858,342	199
COMM Mortgage Pass-Through Certificates Series 2014-UBS4 Class D†	4.781%	#(h)	8/10/2047	8,500,000	2,926,720
Commercial Mortgage Pass-Through Certificates Series 2015-LC21 Class AM	4.043%	#(h)	7/10/2048	6,234,000	6,195,546
CONE Trust Series 2024-DFW1 Class A†	5.954% (1 mo. USD Term SOFR + 1.64%)	#	8/15/2041	3,880,000	3,891,047

298	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
EQUS Mortgage Trust Series 2021-EQAZ Class A†	5.331% (1 mo. USD Term SOFR + 1.02%)	#	10/15/2038	$3,691,796	$3,684,246
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA1 Class M2†	6.852% (30 day USD SOFR Average + 2.50%)	#	1/25/2042	5,770,000	5,912,339
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA2 Class M1B†	6.752% (30 day USD SOFR Average + 2.40%)	#	2/25/2042	13,740,196	14,084,113
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA4 Class M1B†	7.702% (30 day USD SOFR Average + 3.35%)	#	5/25/2042	5,655,000	5,933,025
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA1 Class M2†	9.602% (30 day USD SOFR Average + 5.25%)	#	3/25/2042	5,800,000	6,247,730
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA2 Class M1A†	7.002% (30 day USD SOFR Average + 2.65%)	#	7/25/2042	1,624,132	1,663,860
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2023-DNA2 Class M1A†	6.453% (30 day USD SOFR Average + 2.10%)	#	4/25/2043	4,875,046	4,964,488
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA1 Class A1†	5.702% (30 day USD SOFR Average + 1.35%)	#	2/25/2044	6,458,802	6,507,649
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA2 Class M1†	5.552% (30 day USD SOFR Average + 1.20%)	#	5/25/2044	3,855,120	3,867,124
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2025-HQA1 Class M1†	5.488% (30 day USD SOFR Average + 1.15%)	#	2/25/2045	7,240,000	7,249,716
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R01 Class 1M2†	5.902% (30 day USD SOFR Average + 1.55%)	#	10/25/2041	2,984,599	2,998,468

See Notes to Schedule of Investments.	299

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R01 Class 1M1†	6.753% (30 day USD SOFR Average + 2.40%)	#	12/25/2042	$3,928,688	$4,045,326
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R01 Class 1M2†	8.103% (30 day USD SOFR Average + 3.75%)	#	12/25/2042	2,650,000	2,825,665
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R02 Class 1M1†	6.652% (30 day USD SOFR Average + 2.30%)	#	1/25/2043	5,553,979	5,687,031
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R03 Class 2M2†	8.252% (30 day USD SOFR Average + 3.90%)	#	4/25/2043	5,273,524	5,652,925
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R04 Class 1M1†	6.653% (30 day USD SOFR Average + 2.30%)	#	5/25/2043	4,528,865	4,634,076
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R04 Class 1M2†	7.903% (30 day USD SOFR Average + 3.55%)	#	5/25/2043	4,200,000	4,480,499
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R07 Class 2M1†	6.303% (30 day USD SOFR Average + 1.95%)	#	9/25/2043	1,554,858	1,564,533
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R03 Class 2M2†	6.303% (30 day USD SOFR Average + 1.95%)	#	3/25/2044	4,500,000	4,570,175
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R04 Class 1M2†	6.002% (30 day USD SOFR Average + 1.65%)	#	5/25/2044	4,250,000	4,284,813
Flagstar Mortgage Trust Series 2021-12 Class A2†	2.50%	#(h)	11/25/2051	3,429,070	2,823,042
Flagstar Mortgage Trust Series 2021-3INV Class A2†	2.50%	#(h)	6/25/2051	7,189,765	5,923,407
Flagstar Mortgage Trust Series 2021-7 Class A1†	2.50%	#(h)	8/25/2051	3,397,665	2,797,187
GS Mortgage Securities Corp. Trust Series 2021-ROSS Class G†	9.227% (1 mo. USD Term SOFR + 4.91%)	#	5/15/2026	7,288,000	2,632,557
GS Mortgage-Backed Securities Trust Series 2021-PJ2 Class A2†	2.50%	#(h)	7/25/2051	6,667,410	5,507,699

300	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage-Backed Securities Trust Series 2022-PJ6 Class A4†	3.00%	#(h)	1/25/2053	$9,215,247	$7,877,809
Hudson Yards Mortgage Trust Series 2025-SPRL Class A†	5.467%	#(h)	1/13/2040	9,790,000	10,011,246
Hudsons Bay Simon JV Trust Series 2015-HB10 Class XB10†(j)	0.541%	#(h)	8/5/2034	19,156,000	53,734
Hudsons Bay Simon JV Trust Series 2015-HB7 Class XB7†(j)	0.493%	#(h)	8/5/2034	22,024,000	3,117
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class AFL†	5.502% (1 mo. USD Term SOFR + 1.19%)	#	7/5/2033	6,226,535	6,120,681
JP Morgan Mortgage Trust Series 2021-13 Class A3†	2.50%	#(h)	4/25/2052	5,428,859	4,476,449
JP Morgan Mortgage Trust Series 2021-15 Class A2†	3.00%	#(h)	6/25/2052	6,548,158	5,614,146
JP Morgan Mortgage Trust Series 2021-INV8 Class A2†	3.00%	#(h)	5/25/2052	5,028,635	4,314,376
JP Morgan Mortgage Trust Series 2022-1 Class A2†	3.00%	#(h)	7/25/2052	4,292,572	3,676,005
JP Morgan Mortgage Trust Series 2022-3 Class A2†	3.00%	#(h)	8/25/2052	7,740,588	6,641,127
JP Morgan Mortgage Trust Series 2022-4 Class A3†	3.00%	#(h)	10/25/2052	4,223,111	3,615,257
JP Morgan Mortgage Trust Series 2022-INV1 Class A3†	3.00%	#(h)	3/25/2052	4,943,982	4,247,669
KIND Commercial Mortgage Trust Series 2024-1 Class A†	6.202% (1 mo. USD Term SOFR + 1.89%)	#	8/15/2041	3,990,000	4,004,663
LoanCore Issuer Ltd. Series 2025-CRE8 Class A†	5.76% (1 mo. USD Term SOFR + 1.39%)	#	8/17/2042	6,190,000	6,183,288
MF1 LLC Series 2024-FL14 Class A†	6.051% (1 mo. USD Term SOFR + 1.74%)	#	3/19/2039	7,680,000	7,714,296
Mill City Mortgage Loan Trust Series 2021-NMR1 Class B4†	3.672%	#(h)	11/25/2060	3,719,000	2,670,402	(f)
New Residential Mortgage Loan Trust Series 2020-RPL1 Class B3†	3.854%	#(h)	11/25/2059	4,800,000	3,710,419
PFP Ltd. Series 2023-10 Class A†	6.677% (1 mo. USD Term SOFR + 2.36%)	#	9/16/2038	6,309,423	6,328,877
Ready Capital Mortgage Financing LLC Series 2022-FL8 Class A†	6.002% (30 day USD SOFR Average + 1.65%)	#	1/25/2037	5,773,875	5,776,335

See Notes to Schedule of Investments.	301

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
ROCK Trust Series 2024-CNTR Class A†	5.388%		11/13/2041	$9,050,000	$9,191,445
Starwood Mortgage Residential Trust Series 2020-1 Class A1†	2.275%	#(h)	2/25/2050	82,582	79,066
TEXAS Commercial Mortgage Trust Series 2025-TWR Class B†(a)	5.903% (1 mo. USD Term SOFR + 1.59%)	#	4/15/2042	3,090,000	3,097,144
Towd Point Mortgage Trust Series 2019-HY1 Class M2†	6.434% (1 mo. USD Term SOFR + 2.11%)	#	10/25/2048	4,024,141	4,188,791
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A12†	6.003% (1 mo. USD Term SOFR + 1.69%)	#	8/15/2041	6,250,000	6,294,920
Wells Fargo Commercial Mortgage Trust Series 2025-5C3 Class A3	6.096%		1/15/2058	5,640,000	5,943,564
Wells Fargo Mortgage-Backed Securities Trust Series 2021-INV2 Class A2†	2.50%	#(h)	9/25/2051	3,902,220	3,210,233
WFRBS Commercial Mortgage Trust Series 2014-C23 Class XA(j)	0.083%	#(h)	10/15/2057	5,028,152	59
Total Non-Agency Commercial Mortgage-Backed Securities (cost $354,064,738)					345,383,477

U.S. TREASURY OBLIGATIONS 17.47%
U.S. Treasury Bonds	2.375%		2/15/2042	69,770,000	52,202,132
U.S. Treasury Bonds	3.875%		2/15/2043	37,302,000	34,434,409
U.S. Treasury Bonds	4.125%		8/15/2044	99,802,000	94,422,048
U.S. Treasury Bonds	4.25%		8/15/2054	95,799,000	92,086,789
U.S. Treasury Bonds	4.50%		11/15/2054	58,792,000	58,966,539
U.S. Treasury Bonds	4.625%		11/15/2044	98,451,000	99,558,574
U.S. Treasury Notes	4.25%		11/30/2026	101,485,000	101,885,390
U.S. Treasury Notes	4.25%		11/15/2034	11,561,000	11,607,966
U.S. Treasury Notes	4.375%		12/31/2029	101,761,600	103,367,525
Total U.S. Treasury Obligations (cost $641,094,632)					648,531,372
Total Long-Term Investments (cost $4,402,059,882)					4,391,762,882

302	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 28, 2025

Investments	Principal Amount‡	Fair Value
SHORT-TERM INVESTMENTS 1.44%

REPURCHASE AGREEMENTS 0.90%
Repurchase Agreement dated 2/28/2025, 2.050% due 3/3/2025 with Fixed Income Clearing Corp. collateralized by $28,691,800 of U.S. Treasury Note at 4.375% due 7/31/2026; value: $28,889,776; proceeds: $28,328,121 (cost $28,323,282)	$28,323,282	$28,323,282
Repurchase Agreement dated 2/28/2025, 4.380% due 3/3/2025 with JPMorgan Securities LLC collateralized by $5,908,500 of U.S. Treasury Bond at 1.875% due 2/15/2032; value: $5,102,041; proceeds: $5,001,825 (cost $5,000,000)	5,000,000	5,000,000
Total Repurchase Agreements (cost $33,323,282)		33,323,282

TIME DEPOSITS 0.05%
CitiBank N.A.(k) (cost $2,030,226)	2,030,226	2,030,226

	Shares

MONEY MARKET FUNDS 0.49%
Fidelity Government Portfolio(k) (cost $18,272,038)	18,272,038	18,272,038
Total Short-Term Investments (cost $53,625,546)		53,625,546
Total Investments in Securities 119.77% (cost $4,455,685,428)		4,445,388,428
Other Assets and Liabilities – Net(l) (19.77)%		(733,821,555)
Net Assets 100.00%		$3,711,566,873

CAD	Canadian Dollar.
CMT	Constant Maturity Rate.
LIBOR	London Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.
‡	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At February 28, 2025, the total value of Rule 144A securities was $1,574,159,983, which represents 42.41% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at February 28, 2025.
(a)	Securities purchased on a when-issued basis.
(b)	Interest Rate to be determined.
(c)	Foreign security traded in U.S. dollars.
(d)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(e)	Defaulted (non-income producing security).
(f)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

See Notes to Schedule of Investments.	303

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 28, 2025

(g)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at February 28, 2025.
(h)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(i)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(j)	Interest-only security. The principal amount shown is a notional amount representing the outstanding principal of the underlying debt obligation(s). Holders of interest only securities do not receive principal payments on the underlying debt obligation(s).
(k)	Security was purchased with the cash collateral from loaned securities.
(l)	Other Assets and Liabilities – Net include net unrealized appreciation/(depreciation) on forward foreign currency exchange contracts and futures contracts as follows:

Forward Foreign Currency Exchange Contracts at February 28, 2025:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Canadian Dollar	Sell	Morgan Stanley	3/7/2025	25,265,000	$18,139,839	$17,466,157	$673,682

Futures Contracts at February 28, 2025:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Ultra Treasury Note	June 2025	839	Long	$95,213,673	$95,855,750	$642,077
U.S. 5-Year Treasury Note	June 2025	793	Long	84,833,547	85,594,437	760,890
U.S. Ultra Treasury Bond	June 2025	346	Long	42,377,793	42,947,250	569,457
Total Unrealized Appreciation on Futures Contracts						$1,972,424

304	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

TOTAL RETURN FUND February 28, 2025

The following is a summary of the inputs used as of February 28, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$564,213,243	$–	$564,213,243
Corporate Bonds
Oil & Gas	–	177,060,111	35	177,060,146
Remaining Industries	–	1,447,443,539	–	1,447,443,539
Floating Rate Loans	–	85,144,763	–	85,144,763
Foreign Government Obligations	–	24,473,715	–	24,473,715
Government Sponsored Enterprises
Collateralized Mortgage Obligations	–	70,943,278	–	70,943,278
Government Sponsored Enterprises
Pass-Throughs	–	1,024,134,743	–	1,024,134,743
Municipal Bonds	–	4,434,606	–	4,434,606
Non-Agency Commercial
Mortgage-Backed Securities	–	342,713,075	2,670,402	345,383,477
U.S. Treasury Obligations	–	648,531,372	–	648,531,372
Short-Term Investments
Repurchase Agreements	–	33,323,282	–	33,323,282
Time Deposits	–	2,030,226	–	2,030,226
Money Market Funds	18,272,038	–	–	18,272,038
Total	$18,272,038	$4,424,445,953	$2,670,437	$4,445,388,428
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$673,682	$–	$673,682
Liabilities	–	–	–	–
Futures Contracts
Assets	1,972,424	–	–	1,972,424
Liabilities	–	–	–	–
Total	$1,972,424	$673,682	$–	$2,646,106

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Schedule of Investments.	305

Schedule of Investments (unaudited)

ULTRA SHORT BOND FUND February 28, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 92.92%

ASSET-BACKED SECURITIES 29.61%

Automobiles 18.02%
Ally Auto Receivables Trust Series 2024-2 Class A2	4.46%	7/15/2027	$22,923,382	$22,924,187
Ally Bank Auto Credit-Linked Notes Series 2024-A Class A2†	5.681%	5/17/2032	12,845,605	13,038,223
AmeriCredit Automobile Receivables Trust Series 2022-2 Class B	4.81%	4/18/2028	8,715,000	8,730,901
AmeriCredit Automobile Receivables Trust Series 2023-2 Class A2	6.19%	4/19/2027	14,504,310	14,566,204
AmeriCredit Automobile Receivables Trust Series 2024-1 Class A2A	5.75%	2/18/2028	14,419,210	14,484,777
AmeriCredit Automobile Receivables Trust Series 2024-1 Class A3	5.43%	1/18/2029	11,736,000	11,878,906
ARI Fleet Lease Trust Series 2024-B Class A2†	5.54%	4/15/2033	22,034,821	22,210,307
Avis Budget Rental Car Funding AESOP LLC Series 2019-3A Class A†	2.36%	3/20/2026	1,334,167	1,332,699
Avis Budget Rental Car Funding AESOP LLC Series 2021-1A Class A†	1.38%	8/20/2027	19,015,000	18,288,232
Bank of America Auto Trust Series 2023-1A Class A3†	5.53%	2/15/2028	30,510,000	30,786,591
Bank of America Auto Trust Series 2023-2A Class A3†	5.74%	6/15/2028	28,370,000	28,753,423
BofA Auto Trust Series 2024-1A Class A3†	5.35%	11/15/2028	6,757,000	6,846,228
Capital One Prime Auto Receivables Trust Series 2022-2 Class A3	3.66%	5/17/2027	18,757,698	18,668,761
CarMax Auto Owner Trust Series 2023-2 Class A3	5.05%	1/18/2028	37,667,000	37,835,646
CarMax Auto Owner Trust Series 2023-3 Class A3	5.28%	5/15/2028	24,302,000	24,507,177
CarMax Auto Owner Trust Series 2023-4 Class A2A	6.08%	12/15/2026	6,662,365	6,686,979
CarMax Auto Owner Trust Series 2023-4 Class A3	6.00%	7/17/2028	53,454,000	54,435,971
CarMax Auto Owner Trust Series 2024-2 Class A2A	5.65%	5/17/2027	11,232,245	11,283,716
CarMax Auto Owner Trust Series 2025-1 Class A2A	4.63%	3/15/2028	26,320,000	26,381,815
Carmax Select Receivables Trust Series 2024-A Class A2A	5.78%	9/15/2027	11,710,357	11,776,905
Carvana Auto Receivables Trust Series 2021-N1 Class B	1.09%	1/10/2028	4,832,182	4,696,143
Chesapeake Funding II LLC Series 2024-1A Class A1†	5.52%	5/15/2036	21,894,225	22,158,856
Citizens Auto Receivables Trust Series 2023-1 Class A3†	5.84%	1/18/2028	29,346,000	29,614,710

306	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 28, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Citizens Auto Receivables Trust Series 2023-2 Class A2A†	6.09%	10/15/2026	$5,631,838	$5,645,815
Citizens Auto Receivables Trust Series 2023-2 Class A3†	5.83%	2/15/2028	67,474,000	68,292,527
Citizens Auto Receivables Trust Series 2024-2 Class A2A†	5.54%	11/16/2026	15,053,090	15,100,957
Credit Acceptance Auto Loan Trust Series 2023-1A Class A†	6.48%	3/15/2033	16,450,000	16,607,005
Drive Auto Receivables Trust Series 2024-2 Class A3	4.50%	9/15/2028	30,000,000	30,025,617
Enterprise Fleet Financing LLC Series 2021-2 Class A3†	0.74%	5/20/2027	4,103,503	4,066,224
Enterprise Fleet Financing LLC Series 2024-1 Class A2†	5.23%	3/20/2030	32,688,751	32,967,047
Enterprise Fleet Financing LLC Series 2024-2 Class A2†	5.74%	12/20/2026	17,534,216	17,661,086
Enterprise Fleet Financing LLC Series 2025-1 Class A2†	4.65%	10/20/2027	22,000,000	22,066,431
Exeter Automobile Receivables Trust Series 2024-3A Class A2	5.82%	2/15/2027	3,025,574	3,032,698
Exeter Automobile Receivables Trust Series 2024-3A Class A3	5.65%	12/15/2027	8,200,000	8,247,475
Exeter Automobile Receivables Trust Series 2024-5A Class A3	4.45%	3/15/2028	18,181,000	18,176,177
Exeter Automobile Receivables Trust Series 2024-5A Class B	4.48%	4/16/2029	11,000,000	10,984,390
Fifth Third Auto Trust Series 2023-1 Class A3	5.53%	8/15/2028	69,990,000	70,707,482
First Investors Auto Owner Trust Series 2022-2A Class A†	6.26%	7/15/2027	5,770,473	5,798,047
Flagship Credit Auto Trust Series 2022-3 Class A3†	4.55%	4/15/2027	4,900,643	4,901,655
Flagship Credit Auto Trust Series 2023-3 Class A2†	5.89%	7/15/2027	13,082,446	13,120,919
Flagship Credit Auto Trust Series 2023-3 Class A3†	5.44%	4/17/2028	10,829,000	10,890,528
Flagship Credit Auto Trust Series 2024-1 Class A3†	5.48%	10/16/2028	23,908,000	24,218,051
Ford Credit Auto Lease Trust Series 2023-A Class A3	4.94%	3/15/2026	1,740,851	1,741,584
Ford Credit Auto Lease Trust Series 2023-B Class B	6.20%	2/15/2027	9,205,000	9,341,567
Ford Credit Auto Lease Trust Series 2024-A Class A3	5.06%	5/15/2027	11,710,000	11,762,838
Ford Credit Auto Lease Trust Series 2024-A Class B	5.29%	6/15/2027	11,665,000	11,774,322
Ford Credit Auto Lease Trust Series 2024-B Class A3	4.99%	12/15/2027	24,545,000	24,758,753
Ford Credit Auto Lease Trust Series 2025-A Class A2A	4.57%	8/15/2027	34,020,000	34,104,363
Ford Credit Auto Owner Trust Series 2023-C Class A3	5.53%	9/15/2028	18,696,000	18,941,406

See Notes to Schedule of Investments.	307

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 28, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
GLS Auto Receivables Issuer Trust Series 2024-4A Class A3†	4.75%	7/17/2028	$10,622,000	$10,653,979
GLS Auto Select Receivables Trust Series 2024-2A Class A2†	5.58%	6/17/2030	7,574,084	7,670,668
GLS Auto Select Receivables Trust Series 2024-3A Class A2†	5.59%	10/15/2029	23,987,130	24,315,782
GM Financial Automobile Leasing Trust Series 2024-2 Class A3	5.39%	7/20/2027	54,875,000	55,541,204
GM Financial Automobile Leasing Trust Series 2024-2 Class B	5.56%	5/22/2028	12,300,000	12,490,362
GM Financial Automobile Leasing Trust Series 2024-3 Class A3	4.21%	10/20/2027	34,303,000	34,203,058
GM Financial Consumer Automobile Receivables Trust Series 2023-4 Class A3	5.78%	8/16/2028	49,875,000	50,691,743
Hertz Vehicle Financing III LLC Series 2022-1A Class A†	1.99%	6/25/2026	8,100,000	8,060,176
Honda Auto Receivables Owner Trust Series 2023-1 Class A3	5.04%	4/21/2027	36,496,381	36,610,213
Honda Auto Receivables Owner Trust Series 2023-4 Class A3	5.67%	6/21/2028	51,139,000	51,881,242
Honda Auto Receivables Owner Trust Series 2024-2 Class A3	5.27%	11/20/2028	29,720,000	30,142,152
Honda Auto Receivables Owner Trust Series 2024-4 Class A2	4.56%	3/15/2027	40,000,000	40,029,128
Huntington Auto Trust Series 2024-1A Class A2†	5.50%	3/15/2027	14,122,331	14,161,512
Hyundai Auto Lease Securitization Trust Series 2024-B Class A3†	5.41%	5/17/2027	19,990,000	20,221,250
Hyundai Auto Receivables Trust Series 2023-C Class A3	5.54%	10/16/2028	10,621,000	10,776,166
LAD Auto Receivables Trust Series 2024-3A Class A2†	4.64%	11/15/2027	11,500,000	11,513,241
M&T Bank Auto Receivables Trust Series 2025-1A Class A2A†	4.63%	5/15/2028	12,500,000	12,520,378
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3	5.32%	1/18/2028	11,045,000	11,201,370
Mercedes-Benz Auto Receivables Trust Series 2023-2 Class A3	5.95%	11/15/2028	24,409,000	24,851,208
Merchants Fleet Funding LLC Series 2024-1A Class A†	5.82%	4/20/2037	30,920,000	31,287,676
Navistar Financial Dealer Note Master Owner Trust Series 2024-1 Class A†	5.59%	4/25/2029	27,665,000	27,988,573
NextGear Floorplan Master Owner Trust Series 2022-1A Class A2†	2.80%	3/15/2027	62,213,000	62,176,612

308	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
NextGear Floorplan Master Owner Trust Series 2023-1A Class A1†	5.439% (30 day USD SOFR Average + 1.10%)	#	3/15/2028	$19,850,000	$19,964,145
Nissan Auto Lease Trust Series 2023-B Class A3	5.69%		7/15/2026	27,563,644	27,653,273
Nissan Auto Receivables Owner Trust Series 2023-B Class A3	5.93%		3/15/2028	9,485,000	9,622,699
Octane Receivables Trust Series 2022-1A Class A2†	4.18%		3/20/2028	2,257,961	2,256,997
Octane Receivables Trust Series 2024-1A Class A2†	5.68%		5/20/2030	26,786,322	27,060,750
OneMain Direct Auto Receivables Trust Series 2021-1A Class A†	0.87%		7/14/2028	7,901,273	7,810,572
OneMain Direct Auto Receivables Trust Series 2021-1A Class B†	1.26%		7/14/2028	34,347,000	33,419,226
Porsche Innovative Lease Owner Trust Series 2024-2A Class A3†	4.35%		10/20/2027	34,715,000	34,729,830
Santander Drive Auto Receivables Trust Series 2022-5 Class C	4.74%		10/16/2028	7,200,000	7,202,249
Santander Drive Auto Receivables Trust Series 2023-3 Class B	5.61%		7/17/2028	21,890,000	22,084,230
Santander Drive Auto Receivables Trust Series 2023-4 Class A2	6.18%		2/16/2027	210,649	210,858
Santander Drive Auto Receivables Trust Series 2024-1 Class A2	5.71%		2/16/2027	2,690,466	2,693,789
Santander Drive Auto Receivables Trust Series 2024-1 Class A3	5.25%		4/17/2028	14,000,000	14,051,848
Santander Drive Auto Receivables Trust Series 2024-2 Class A2	5.80%		9/15/2027	16,460,749	16,509,775
Santander Drive Auto Receivables Trust Series 2024-2 Class A3	5.63%		11/15/2028	4,708,000	4,750,769
Santander Drive Auto Receivables Trust Series 2024-3 Class A3	5.63%		1/16/2029	18,075,000	18,275,774
Santander Drive Auto Receivables Trust Series 2024-5 Class A2	4.88%		9/15/2027	21,335,126	21,358,655
Santander Drive Auto Receivables Trust Series 2025-1 Class A2	4.76%		8/16/2027	38,000,000	38,053,595
SBNA Auto Lease Trust Series 2023-A Class A2†	6.27%		4/20/2026	6,447,662	6,461,184
SBNA Auto Lease Trust Series 2024-A Class A2†	5.45%		1/20/2026	13,469,317	13,485,513
SBNA Auto Lease Trust Series 2024-B Class A2†	5.67%		11/20/2026	19,381,475	19,446,432
SBNA Auto Lease Trust Series 2025-A Class A3†	4.83%		4/20/2028	22,575,000	22,702,788
SBNA Auto Receivables Trust Series 2024-A Class A2†	5.70%		3/15/2027	2,100,735	2,103,361

See Notes to Schedule of Investments.	309

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
SBNA Auto Receivables Trust Series 2024-A Class A3†	5.32%		12/15/2028	$26,139,000	$26,273,198
Securitized Term Auto Receivables Trust Series 2025-A Class B†	5.038%		7/25/2031	6,477,261	6,510,296
SFS Auto Receivables Securitization Trust Series 2024-2A Class A2†	5.71%		10/20/2027	12,043,700	12,097,367
Toyota Auto Receivables Owner Trust Series 2023-D Class A3	5.54%		8/15/2028	21,207,000	21,546,592
Toyota Lease Owner Trust Series 2025-A Class A3†	4.75%		2/22/2028	30,000,000	30,185,700
Tricolor Auto Securitization Trust Series 2024-3A Class A†	5.22%		6/15/2028	20,883,890	20,958,610
VStrong Auto Receivables Trust Series 2024-A Class A2†	5.79%		8/16/2027	6,873,923	6,895,878
Westlake Automobile Receivables Trust Series 2021-2A Class D†	1.23%		12/15/2026	15,724,906	15,614,226
Westlake Automobile Receivables Trust Series 2023-4A Class A2†	6.23%		1/15/2027	8,842,681	8,880,015
Westlake Automobile Receivables Trust Series 2024-1A Class A3†	5.44%		5/17/2027	24,500,000	24,644,565
Westlake Automobile Receivables Trust Series 2024-1A Class B†	5.55%		11/15/2027	36,251,000	36,623,283
Westlake Automobile Receivables Trust Series 2024-1A Class C†	5.65%		2/15/2029	4,800,000	4,875,730
Westlake Automobile Receivables Trust Series 2024-2A Class A3†	5.56%		2/15/2028	25,785,000	26,095,454
Westlake Automobile Receivables Trust Series 2024-2A Class B†	5.62%		3/15/2030	30,925,000	31,404,140
Westlake Automobile Receivables Trust Series 2024-3A Class A2B†	4.909% (30 day USD SOFR Average + 0.57%)	#	9/15/2027	62,000,000	62,044,801
Westlake Automobile Receivables Trust Series 2025-1A Class A2A†	4.66%		1/18/2028	25,500,000	25,543,503
Westlake Flooring Master Trust Series 2024-1A Class A†	5.43%		2/15/2028	7,603,000	7,669,233
Total					2,265,580,917

Credit Card 1.54%
Discover Card Execution Note Trust Series 2022-A2 Class A	3.32%		5/15/2027	66,374,000	66,235,942
Discover Card Execution Note Trust Series 2022-A3 Class A3	3.56%		7/15/2027	9,250,000	9,219,802
Discover Card Execution Note Trust Series 2023-A2 Class A	4.93%		6/15/2028	11,169,000	11,245,087

310	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Credit Card (continued)
Evergreen Credit Card Trust Series 2024-CRT4 Class B†	5.25%		10/15/2028	$10,000,000	$10,063,004
First National Master Note Trust Series 2023-1 Class A	5.13%		4/15/2029	20,000,000	20,176,400
Synchrony Card Funding LLC Series 2022-A1 Class A	3.37%		4/15/2028	17,230,000	17,207,870
Synchrony Card Funding LLC Series 2022-A2 Class A	3.86%		7/15/2028	25,948,000	25,886,065
Synchrony Card Funding LLC Series 2023-A1 Class A	5.54%		7/15/2029	33,426,000	33,949,234
Total					193,983,404

Other 10.05%
522 Funding CLO Ltd. Series 2020-6A Class A1R2†	5.49% (3 mo. USD Term SOFR + 1.20%)	#	10/23/2034	33,280,000	33,384,531
Affirm Asset Securitization Trust Series 2023-B Class 1A†	6.82%		9/15/2028	14,715,000	14,865,273
Affirm Asset Securitization Trust Series 2023-B Class A†	6.82%		9/15/2028	23,294,000	23,531,883
Affirm Asset Securitization Trust Series 2024-A Class 1A†	5.61%		2/15/2029	12,320,000	12,422,637
Affirm Asset Securitization Trust Series 2024-X1 Class A†	6.27%		5/15/2029	15,147,334	15,195,830
Allegro CLO VII Ltd. Series 2018-1A Class AR†	5.432% (3 mo. USD Term SOFR + 1.13%)	#	6/13/2031	24,869,715	24,901,935
Amur Equipment Finance Receivables XIII LLC Series 2024-1A Class A2†	5.38%		1/21/2031	35,437,331	35,774,858
Apex Credit CLO Ltd. Series 2018-2A Class AR3†	5.267% (3 mo. USD Term SOFR + 0.95%)	#	10/20/2031	12,000,000	12,003,960
Aqua Finance Trust Series 2021-A Class A†	1.54%		7/17/2046	5,360,115	4,997,139
ARES XXXIV CLO Ltd. Series 2015-2A Class AR3†	5.623% (3 mo. USD Term SOFR + 1.32%)	#	4/17/2033	50,000,000	50,101,601
Bain Capital Credit CLO Ltd. Series 2019-3A Class ARR†	5.323% (3 mo. USD Term SOFR + 1.03%)	#	10/21/2034	24,350,000	24,372,397
Bain Capital Credit CLO Ltd. Series 2021-1A Class AR†	5.27% (3 mo. USD Term SOFR + 0.94%)	#	4/18/2034	7,325,000	7,328,624
Bain Capital Credit CLO Ltd. Series 2021-3A Class AR†	5.354% (3 mo. USD Term SOFR + 1.06%)	#	7/24/2034	10,680,000	10,698,829

See Notes to Schedule of Investments.	311

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Bardot CLO Ltd. Series 2019-2A Class ARR†	5.285% (3 mo. USD Term SOFR + 0.98%)	#	10/22/2032	$26,650,000	$26,663,438
Barings Loan Partners CLO Ltd. 3 Series LP-3A Class AR2†	5.254% (3 mo. USD Term SOFR + 0.95%)	#	7/20/2033	15,640,000	15,647,676
Buckhorn Park CLO Ltd. Series 2019-1A Class ARR†	5.363% (3 mo. USD Term SOFR + 1.07%)	#	7/18/2034	67,340,000	67,444,517
Canyon CLO Ltd. Series 2020-2A Class AR2†	5.326% (3 mo. USD Term SOFR + 1.03%)	#	10/15/2034	15,000,000	15,009,911
Carlyle Global Market Strategies CLO Ltd. Series 2012-4A Class A1R4†	5.41% (3 mo. USD Term SOFR + 1.12%)	#	4/22/2032	7,289,726	7,302,339
Cedar Funding XI CLO Ltd. Series 2019-11A Class A1R2†	5.373% (3 mo. USD Term SOFR + 1.06%)	#	5/29/2032	14,954,390	15,043,726
Clover CLO LLC Series 2021-3A Class AR†	5.37% (3 mo. USD Term SOFR + 1.07%)	#	1/25/2035	18,250,000	18,330,747
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1R†	5.40% (3 mo. USD Term SOFR + 1.10%)	#	4/20/2034	28,180,000	28,216,377
Crestline Denali CLO XVII Ltd. Series 2018-1A Class ARR†	5.432% (3 mo. USD Term SOFR + 1.13%)	#	10/15/2031	18,194,876	18,235,312
Dell Equipment Finance Trust Series 2023-1 Class A3†	5.65%		9/22/2028	21,600,379	21,691,744
Dell Equipment Finance Trust Series 2024-1 Class A3†	5.39%		3/22/2030	30,470,000	30,867,542
DLLAA LLC Series 2023-1A Class A2†	5.93%		7/20/2026	14,235,247	14,287,236
DLLST LLC Series 2024-1A Class A2†	5.33%		1/20/2026	6,627,923	6,641,495
Dryden 40 Senior Loan Fund Series 2015-40A Class AR2†	5.473% (3 mo. USD Term SOFR + 1.15%)	#	8/15/2031	23,333,982	23,458,279
Dryden 43 Senior Loan Fund Series 2016-43A Class AR3†	5.363% (3 mo. USD Term SOFR + 1.07%)	#	4/20/2034	34,390,000	34,531,078
Flatiron RR CLO 22 LLC Series 2021-2A Class AR†	5.234% (3 mo. USD Term SOFR + 0.91%)	#	10/15/2034	10,800,000	10,800,000
FS Rialto Issuer LLC Series 2021-FL2 Class A†	5.646% (1 mo. USD Term SOFR + 1.33%)	#	5/16/2038	7,020,578	7,019,182

312	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Galaxy XXVI CLO Ltd. Series 2018-26A Class AR†	5.499% (3 mo. USD Term SOFR + 1.17%)	#	11/22/2031	$28,981,502	$29,067,280
Greatamerica Leasing Receivables Funding LLC Class A4†	1.04%		9/15/2027	11,644,479	11,492,763
GreenSky Home Improvement Trust Series 2024-1 Class A2†	5.88%		6/25/2059	10,820,484	10,929,548
HGI CRE CLO Ltd. Series 2021-FL1 Class A†	5.476% (1 mo. USD Term SOFR + 1.16%)	#	6/16/2036	3,048,447	3,033,782
KKR CLO 40 Ltd. Series 40A Class AR†	5.593% (3 mo. USD Term SOFR + 1.30%)	#	10/20/2034	27,660,000	27,715,271
Lending Funding Trust Series 2020-2A Class A†	2.32%		4/21/2031	21,770,000	21,080,150
LFT CRE Ltd. Series 2021-FL1 Class A†	5.596% (1 mo. USD Term SOFR + 1.28%)	#	6/15/2039	6,996,113	7,001,168
Madison Park Funding XL Ltd. Series 9A Class AR2†	5.565% (3 mo. USD Term SOFR + 1.25%)	#	5/28/2030	20,348,648	20,387,240
Madison Park Funding XLII Ltd. Series 13A Class AR†	5.44% (3 mo. USD Term SOFR + 1.15%)	#	11/21/2030	33,472,051	33,552,656
Mariner Finance Issuance Trust Series 2021-AA Class A†	1.86%		3/20/2036	5,685,000	5,457,095
MF1 Ltd. Series 2021-FL6 Class A†	5.528% (1 mo. USD Term SOFR + 1.21%)	#	7/16/2036	7,100,956	7,110,107
OZLM Funding II Ltd. Series 2012-2A Class A1A2†	5.487% (3 mo. USD Term SOFR + 1.20%)	#	7/30/2031	20,347,477	20,357,650
Palmer Square CLO Ltd. Series 2015-1A Class A1A5†	5.38% (3 mo. USD Term SOFR + 1.05%)	#	5/21/2034	17,730,000	17,738,865
PEAC Solutions Receivables LLC Series 2024-1A Class A2†	5.79%		6/21/2027	29,229,388	29,514,293
PEAC Solutions Receivables LLC Series 2024-2A Class A2†	4.74%		4/20/2027	10,770,000	10,785,501
PEAC Solutions Receivables LLC Series 2025-1A Class A2†	4.94%		10/20/2028	26,130,000	26,240,384
PFS Financing Corp. Series 2023-A Class A†	5.80%		3/15/2028	64,075,000	64,925,532
Pikes Peak CLO 6 Series 2020-6A Class ARR†	5.399% (3 mo. USD Term SOFR + 0.94%)	#	5/18/2034	10,000,000	10,004,977

See Notes to Schedule of Investments.	313

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Post Road Equipment Finance LLC Series 2024-1A Class A2†	5.59%		11/15/2029	$24,119,889	$24,279,215
Post Road Equipment Finance LLC Series 2025-1A Class A2†	4.90%		5/15/2031	36,470,000	36,633,535
Regatta XIV Funding Ltd. Series 2018-3A Class AR†	5.40% (3 mo. USD Term SOFR + 1.10%)	#	10/25/2031	36,293,198	36,342,215
SCF Equipment Leasing LLC Series 2024-1A Class A2†	5.88%		11/20/2029	5,977,378	6,028,666
SCF Equipment Trust LLC Series 2025-1A Class A2†	4.82%		7/22/2030	31,800,000	31,882,228
TCI-Flatiron CLO Ltd. Series 2017-1A Class AR†	5.545% (3 mo. USD Term SOFR + 1.22%)	#	11/18/2030	5,480,537	5,488,758
TICP CLO VII Ltd. Series 2017-7A Class ASR2†	5.602% (3 mo. USD Term SOFR + 1.30%)	#	4/15/2033	40,000,000	40,078,875
T-Mobile U.S. Trust Series 2024-1A Class A†	5.05%		9/20/2029	28,437,000	28,702,095
Trinitas CLO XX Ltd. Series 2022-20A Class A1R†	5.359% (3 mo. USD Term SOFR + 1.04%)	#	7/20/2035	10,000,000	10,000,000
Verdant Receivables LLC Series 2024-1A Class A2†	5.68%		12/12/2031	25,653,640	26,062,623
Verizon Master Trust Series 2023-5 Class A1A	5.61%		9/8/2028	12,325,000	12,402,428
Volvo Financial Equipment LLC Series 2024-1A Class A2†	4.56%		5/17/2027	18,750,000	18,765,555
Total					1,263,830,551
Total Asset-Backed Securities (cost $3,707,179,293)					3,723,394,872

CORPORATE BONDS 50.75%

Aerospace/Defense 1.14%
Boeing Co.	2.196%		2/4/2026	75,372,000	73,563,401
Boeing Co.	2.75%		2/1/2026	11,232,000	11,021,986
Hexcel Corp.	4.95%		8/15/2025	7,514,000	7,513,683
Rolls-Royce PLC (United Kingdom)†(a)	3.625%		10/14/2025	51,356,000	50,758,213
Total					142,857,283

314	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Agriculture 0.17%
Imperial Brands Finance PLC (United Kingdom)†(a)	3.50%		7/26/2026	$8,369,000	$8,240,828
Viterra Finance BV (Netherlands)†(a)	2.00%		4/21/2026	14,303,000	13,811,073
Total					22,051,901

Airlines 0.41%
American Airlines Pass-Through Trust Class A	3.375%		11/1/2028	17,888,179	17,400,809
Delta Air Lines, Inc.†	7.00%		5/1/2025	6,439,000	6,456,546
Delta Air Lines, Inc./SkyMiles IP Ltd.†	4.50%		10/20/2025	17,777,464	17,744,345
United Airlines Pass-Through Trust Series 2020-1 Class A	5.875%		4/15/2029	10,481,043	10,676,765
Total					52,278,465

Auto Manufacturers 6.06%
American Honda Finance Corp.	4.931% (SOFR + 0.55%)	#	5/21/2026	30,000,000	30,034,486
American Honda Finance Corp.	4.979% (SOFR + 0.60%)	#	8/14/2025	22,201,000	22,232,988
American Honda Finance Corp.	5.075% (SOFR + 0.71%)	#	1/9/2026	44,151,000	44,282,965
American Honda Finance Corp.	5.075% (SOFR + 0.71%)	#	7/9/2027	22,231,000	22,293,195
American Honda Finance Corp.	5.164% (SOFR + 0.77%)	#	3/12/2027	26,612,000	26,697,025
BMW U.S. Capital LLC†	5.178% (SOFR + 0.80%)	#	8/13/2026	13,000,000	13,071,982
Daimler Truck Finance North America LLC†	5.331% (SOFR + 0.96%)	#	9/25/2027	23,668,000	23,797,126
Daimler Truck Finance North America LLC†	5.60%		8/8/2025	28,926,000	29,017,476
Ford Motor Credit Co. LLC	3.375%		11/13/2025	3,090,000	3,050,227
Ford Motor Credit Co. LLC	4.134%		8/4/2025	16,761,000	16,694,066
Ford Motor Credit Co. LLC	4.389%		1/8/2026	37,383,000	37,140,665
Ford Motor Credit Co. LLC	4.687%		6/9/2025	14,067,000	14,051,777
Ford Motor Credit Co. LLC	5.125%		6/16/2025	28,307,000	28,313,756
Ford Motor Credit Co. LLC	5.827% (SOFR + 1.45%)	#	11/5/2026	33,421,000	33,536,900
General Motors Financial Co., Inc.	4.35%		4/9/2025	9,808,000	9,802,845
General Motors Financial Co., Inc.	5.418% (SOFR + 1.05%)	#	7/15/2027	44,543,000	44,684,676
General Motors Financial Co., Inc.	5.728% (SOFR + 1.35%)	#	5/8/2027	26,796,000	27,086,937
Hyundai Capital America†	5.529% (SOFR + 1.15%)	#	8/4/2025	40,797,000	40,929,561

See Notes to Schedule of Investments.	315

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Auto Manufacturers (continued)
Hyundai Capital America†	5.699% (SOFR + 1.32%)	#	11/3/2025	$40,746,000	$40,950,447
Hyundai Capital America†	5.80%		6/26/2025	26,465,000	26,542,383
Hyundai Capital America†	5.86% (SOFR + 1.50%)	#	1/8/2027	30,859,000	31,267,678
Mercedes-Benz Finance North America LLC†	5.007% (SOFR + 0.63%)	#	7/31/2026	26,583,000	26,669,577
Mercedes-Benz Finance North America LLC†	5.229% (SOFR + 0.85%)	#	11/15/2027	44,391,000	44,592,635
Toyota Motor Credit Corp.	5.013% (SOFR + 0.65%)	#	1/5/2026	53,162,000	53,310,975
Toyota Motor Credit Corp.	5.148% (SOFR + 0.77%)	#	8/7/2026	3,000,000	3,021,192
Volkswagen Group of America Finance LLC†	5.201% (SOFR + 0.83%)	#	3/20/2026	24,100,000	24,118,528
Volkswagen Group of America Finance LLC†	5.324% (SOFR + 0.93%)	#	9/12/2025	22,115,000	22,161,933
Volkswagen Group of America Finance LLC†	5.80%		9/12/2025	22,115,000	22,252,087
Total					761,606,088

Auto Parts & Equipment 0.19%
Magna International, Inc. (Canada)(a)	5.98%		3/21/2026	24,436,000	24,436,082

Banks 26.12%
AIB Group PLC (Ireland)†(a)	7.583% (SOFR + 3.46%)	#	10/14/2026	60,653,000	61,695,498
Australia & New Zealand Banking Group Ltd. (Australia)†(a)	5.035% (SOFR + 0.68%)	#	7/16/2027	35,570,000	35,766,342
Australia & New Zealand Banking Group Ltd. (Australia)†(a)	5.166% (SOFR + 0.81%)	#	1/18/2027	26,601,000	26,806,618
Banco Bilbao Vizcaya Argentaria SA (Spain)(a)	5.862% (1 yr. CMT + 2.30%)	#	9/14/2026	4,325,000	4,350,585
Banco Nacional de Comercio Exterior SNC (Cayman Islands)(a)	4.375%		10/14/2025	43,427,000	43,440,549
Bank of America Corp.	1.658% (SOFR + 0.91%)	#	3/11/2027	33,000,000	32,048,336

316	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Bank of America Corp.	3.384% (SOFR + 1.33%)	#	4/2/2026	$47,308,000	$47,259,447
Bank of Ireland Group PLC (Ireland)†(a)	2.029% (1 yr. CMT + 1.10%)	#	9/30/2027	9,440,000	9,055,620
Bank of Ireland Group PLC (Ireland)†(a)	6.253% (1 yr. CMT + 2.65%)	#	9/16/2026	18,247,000	18,393,419
Bank of Montreal (Canada)(a)	5.32% (SOFR + 0.95%)	#	9/25/2025	43,632,000	43,795,211
Bank of Montreal (Canada)(a)	5.557% (SOFR + 1.16%)	#	12/11/2026	26,605,000	26,885,963
Bank of Nova Scotia (Canada)(a)	5.484% (SOFR + 1.09%)	#	6/12/2025	43,743,000	43,848,484
Barclays PLC (United Kingdom)(a)	2.279% (1 yr. CMT + 1.05%)	#	11/24/2027	10,513,000	10,095,904
Barclays PLC (United Kingdom)(a)	2.852% (SOFR + 2.71%)	#	5/7/2026	38,434,000	38,306,766
Barclays PLC (United Kingdom)(a)	5.304% (1 yr. CMT + 2.30%)	#	8/9/2026	17,383,000	17,431,788
Barclays PLC (United Kingdom)(a)	7.325% (1 yr. CMT + 3.05%)	#	11/2/2026	26,514,000	26,956,706
BNP Paribas SA (France)†(a)	1.323% (SOFR + 1.00%)	#	1/13/2027	25,480,000	24,772,614
BNP Paribas SA (France)†(a)	2.219% (SOFR + 2.07%)	#	6/9/2026	36,190,000	35,938,620
BNP Paribas SA (France)†(a)	4.375%		9/28/2025	17,393,000	17,327,485
BPCE SA (France)†(a)	1.652% (SOFR + 1.52%)	#	10/6/2026	43,834,000	43,071,492
BPCE SA (France)†(a)	2.045% (SOFR + 1.09%)	#	10/19/2027	16,014,000	15,320,388
BPCE SA (France)†(a)	5.975% (SOFR + 2.10%)	#	1/18/2027	46,664,000	47,160,664
Canadian Imperial Bank of Commerce (Canada)(a)	5.144%		4/28/2025	15,693,000	15,706,969
Canadian Imperial Bank of Commerce (Canada)(a)	5.327% (SOFR + 0.93%)	#	9/11/2027	43,390,000	43,687,593
Citibank NA	5.085% (SOFR + 0.71%)	#	8/6/2026	18,165,000	18,231,183
Citibank NA	5.092% (SOFR + 0.71%)	#	11/19/2027	43,762,000	43,893,551
Citibank NA	5.176% (SOFR + 0.81%)	#	9/29/2025	43,778,000	43,892,230

See Notes to Schedule of Investments.	317

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Citigroup, Inc.	3.106% (SOFR + 2.84%)	#	4/8/2026	$22,324,000	$22,285,930
Citigroup, Inc.	5.61% (SOFR + 1.55%)	#	9/29/2026	31,595,000	31,776,785
Citizens Bank NA	3.75%		2/18/2026	13,773,000	13,666,161
Citizens Financial Group, Inc.	2.85%		7/27/2026	26,204,000	25,575,002
Danske Bank AS (Denmark)†(a)	1.621% (1 yr. CMT + 1.35%)	#	9/11/2026	60,390,000	59,470,547
Deutsche Bank AG (Germany)(a)	4.50%		4/1/2025	8,895,000	8,890,486
Goldman Sachs Bank USA	5.146% (SOFR + 0.77%)	#	3/18/2027	44,364,000	44,472,605
Goldman Sachs Bank USA	5.414% (SOFR + 0.75%)	#	5/21/2027	44,883,000	45,384,959
Goldman Sachs Group, Inc.	5.444% (SOFR + 1.07%)	#	8/10/2026	43,667,000	43,798,549
HSBC Holdings PLC (United Kingdom)(a)	1.645% (SOFR + 1.54%)	#	4/18/2026	38,658,000	38,500,888
HSBC Holdings PLC (United Kingdom)(a)	2.099% (SOFR + 1.93%)	#	6/4/2026	8,933,000	8,874,343
HSBC Holdings PLC (United Kingdom)(a)	2.999% (SOFR + 1.43%)	#	3/10/2026	155,969,000	155,916,955
HSBC Holdings PLC (United Kingdom)(a)	4.292% (3 mo. USD Term SOFR + 1.61%)	#	9/12/2026	25,274,000	25,216,918
HSBC USA, Inc.	5.377% (SOFR + 0.96%)	#	3/4/2027	26,831,000	27,050,232
Huntington National Bank	5.115% (SOFR + 0.72%)	#	4/12/2028	40,380,000	40,441,265
ING Groep NV (Netherlands)(a)	3.869% (SOFR + 1.64%)	#	3/28/2026	22,055,000	22,037,040
JPMorgan Chase Bank NA	5.408% (SOFR + 1.00%)	#	12/8/2026	26,705,000	27,076,638
Lloyds Banking Group PLC (United Kingdom)(a)	3.511% (1 yr. CMT + 1.60%)	#	3/18/2026	58,668,000	58,641,686
Macquarie Bank Ltd. (Australia)†(a)	4.875%		6/10/2025	9,554,000	9,555,693
Macquarie Bank Ltd. (Australia)†(a)	5.275% (SOFR + 0.92%)	#	7/2/2027	22,238,000	22,417,347
Macquarie Group Ltd. (Australia)†(a)	1.34% (SOFR + 1.07%)	#	1/12/2027	14,900,000	14,491,412
Mitsubishi UFJ Financial Group, Inc. (Japan)(a)	5.793% (SOFR + 1.44%)	#	4/17/2026	35,250,000	35,305,197

318	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Morgan Stanley	2.188% (SOFR + 1.99%)	#	4/28/2026	$57,056,000	$56,835,343
Morgan Stanley	4.679% (SOFR + 1.67%)	#	7/17/2026	22,316,000	22,312,580
Morgan Stanley Bank NA	5.053% (SOFR + 0.69%)	#	10/15/2027	44,357,000	44,503,513
National Australia Bank Ltd. (Australia)†(a)	4.959% (SOFR + 0.60%)	#	10/26/2027	30,100,000	30,222,331
National Australia Bank Ltd. (Australia)†(a)	5.053% (SOFR + 0.65%)	#	12/10/2025	17,634,000	17,691,687
National Bank of Canada (Canada)(a)(b)	4.702% (SOFR + 0.56%)	#	3/5/2027	30,816,000	30,862,230
National Bank of Canada (Canada)(a)	5.27% (SOFR + 0.90%)	#	3/25/2027	41,500,000	41,609,872
National Securities Clearing Corp.†	5.15%		6/26/2026	27,884,000	28,230,251
NatWest Group PLC (United Kingdom)(a)	7.472% (1 yr. CMT + 2.85%)	#	11/10/2026	29,122,000	29,675,681
NatWest Markets PLC (United Kingdom)†(a)(c)	5.819% (SOFR + 1.45%)	#	3/22/2025	40,000,000	40,027,920
PNC Bank NA	4.868% (SOFR + 0.50%)	#	1/15/2027	38,927,000	38,992,923
Royal Bank of Canada (Canada)(a)	5.092% (SOFR + 0.72%)	#	10/18/2027	34,533,000	34,622,228
Royal Bank of Canada (Canada)(a)	5.166% (SOFR + 0.79%)	#	7/23/2027	35,810,000	35,982,836
Royal Bank of Canada (Canada)(a)	5.322% (SOFR + 0.95%)	#	1/19/2027	22,170,000	22,326,516
Royal Bank of Canada (Canada)(a)	5.452% (SOFR + 1.08%)	#	7/20/2026	43,671,000	44,022,102
Santander U.K. Group Holdings PLC (United Kingdom)(a)	1.532% (1 yr. CMT + 1.25%)	#	8/21/2026	6,719,000	6,620,291
Santander U.K. Group Holdings PLC (United Kingdom)(a)	1.673% (SOFR + 0.99%)	#	6/14/2027	144,981,000	139,308,085
Santander U.K. Group Holdings PLC (United Kingdom)(a)	6.833% (SOFR + 2.75%)	#	11/21/2026	92,957,000	94,273,385
Skandinaviska Enskilda Banken AB (Sweden)†(a)	5.304% (SOFR + 0.89%)	#	3/5/2027	22,357,000	22,519,603
Societe Generale SA (France)†(a)	1.488% (1 yr. CMT + 1.10%)	#	12/14/2026	10,512,000	10,248,638

See Notes to Schedule of Investments.	319

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Societe Generale SA (France)†(a)	1.792% (1 yr. CMT + 1.00%)	#	6/9/2027	$15,000,000	$14,428,506
Societe Generale SA (France)†(a)	2.797% (1 yr. CMT + 1.30%)	#	1/19/2028	15,000,000	14,422,363
Societe Generale SA (France)†(a)	5.481% (SOFR + 1.10%)	#	2/19/2027	30,443,000	30,601,383
State Street Bank & Trust Co.	4.842% (SOFR + 0.46%)	#	11/25/2026	13,196,000	13,217,682
State Street Corp.	5.013% (SOFR + 0.64%)	#	10/22/2027	16,201,000	16,252,062
State Street Corp.	5.224% (SOFR + 0.85%)	#	8/3/2026	43,600,000	43,870,679
Sumitomo Mitsui Financial Group, Inc. (Japan)(a)	5.651% (SOFR + 1.30%)	#	7/13/2026	21,769,000	22,031,557
Sumitomo Mitsui Trust Bank Ltd. (Japan)†(a)	5.392% (SOFR + 0.98%)	#	9/10/2027	21,412,000	21,665,535
Svenska Handelsbanken AB (Sweden)†(a)	5.638% (SOFR + 1.25%)	#	6/15/2026	39,406,000	39,845,116
Swedbank AB (Sweden)†(a)	5.768% (SOFR + 1.38%)	#	6/15/2026	41,440,000	41,930,655
Synchrony Bank	5.40%		8/22/2025	23,965,000	24,008,976
Toronto-Dominion Bank (Canada)(a)	3.766%		6/6/2025	21,057,000	21,010,782
Toronto-Dominion Bank (Canada)(a)	5.005% (SOFR + 0.62%)	#	12/17/2026	43,904,000	44,021,876
Toronto-Dominion Bank (Canada)(a)	5.198% (SOFR + 0.82%)	#	1/31/2028	33,211,000	33,287,716
Toronto-Dominion Bank (Canada)(a)	5.451% (SOFR + 1.08%)	#	7/17/2026	43,611,000	44,017,555
U.S. Bank NA	5.063% (SOFR + 0.69%)	#	10/22/2027	51,851,000	51,995,218
UBS AG	2.95%		4/9/2025	8,386,000	8,371,474
UBS Group AG (Switzerland)†(a)	1.494% (1 yr. CMT + 0.85%)	#	8/10/2027	11,161,000	10,674,198
UBS Group AG (Switzerland)†(a)	2.193% (SOFR + 2.04%)	#	6/5/2026	42,709,000	42,438,882
UBS Group AG (Switzerland)(a)	3.75%		3/26/2025	25,394,000	25,379,732
UBS Group AG (Switzerland)†(a)	4.125%		9/24/2025	26,655,000	26,581,358
UBS Group AG (Switzerland)†(a)	4.488% (1 yr. CMT + 1.55%)	#	5/12/2026	33,697,000	33,683,279

320	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
UBS Group AG (Switzerland)†(a)	4.703% (1 yr. CMT + 2.05%)	#	8/5/2027	$34,683,000	$34,710,556
UBS Group AG (Switzerland)†(a)	6.373% (SOFR + 3.34%)	#	7/15/2026	13,691,000	13,775,318
UniCredit SpA (Italy)†(a)	2.569% (1 yr. CMT + 2.30%)	#	9/22/2026	65,728,000	64,909,326
Wells Fargo & Co.	2.188% (SOFR + 2.00%)	#	4/30/2026	44,216,000	44,038,626
Wells Fargo & Co.	3.908% (SOFR + 1.32%)	#	4/25/2026	9,962,000	9,949,953
Wells Fargo & Co.	4.90% (SOFR + 0.78%)	#	1/24/2028	41,496,000	41,714,481
Wells Fargo Bank NA	5.438% (SOFR + 1.06%)	#	8/7/2026	44,218,000	44,585,883
Total					3,284,295,405

Beverages 0.50%
Bacardi Ltd.†	2.75%		7/15/2026	37,279,000	36,271,601
Keurig Dr. Pepper, Inc.	5.268% (SOFR + 0.88%)	#	3/15/2027	26,617,000	26,876,535
Total					63,148,136

Biotechnology 0.17%
Amgen, Inc.	5.25%		3/2/2025	4,114,000	4,114,000
Amgen, Inc.	5.507%		3/2/2026	10,484,000	10,485,521
Illumina, Inc.	4.65%		9/9/2026	6,466,000	6,466,192
Total					21,065,713

Chemicals 0.18%
Celanese U.S. Holdings LLC	6.05%		3/15/2025	22,354,000	22,358,811

Commercial Services 0.12%
GXO Logistics, Inc.	1.65%		7/15/2026	15,777,000	15,140,414

Computers 0.09%
Hewlett Packard Enterprise Co.	4.45%		9/25/2026	11,388,000	11,376,178

Diversified Financial Services 2.96%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(a)	4.45%		10/1/2025	16,543,000	16,516,886
Air Lease Corp.	3.375%		7/1/2025	15,250,000	15,185,601
Air Lease Corp.	5.30%		6/25/2026	38,117,000	38,456,934
Aircastle Ltd.†	5.25%		8/11/2025	30,251,000	30,280,349

See Notes to Schedule of Investments.	321

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Diversified Financial Services (continued)
American Express Co.	6.338% (SOFR + 1.33%)	#	10/30/2026	$21,495,000	$21,741,614
Aviation Capital Group LLC†	1.95%		1/30/2026	16,967,000	16,525,165
Aviation Capital Group LLC†	1.95%		9/20/2026	11,119,000	10,648,358
Aviation Capital Group LLC†	4.875%		10/1/2025	7,982,000	7,980,805
Avolon Holdings Funding Ltd. (Ireland)†(a)	2.125%		2/21/2026	34,088,000	33,229,695
Avolon Holdings Funding Ltd. (Ireland)†(a)	4.25%		4/15/2026	39,272,000	39,034,983
Jefferies Financial Group, Inc.	5.00%		2/10/2026	44,429,000	44,519,276
Jefferies Financial Group, Inc.	5.15%		9/15/2025	44,595,000	44,595,556
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(a)	8.375%		5/1/2028	17,023,000	17,813,923
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%		3/15/2027	8,539,000	8,487,939
Synchrony Financial	4.50%		7/23/2025	12,903,000	12,883,532
Synchrony Financial	4.875%		6/13/2025	13,947,000	13,943,528
Total					371,844,144

Electric 2.09%
AES Corp.†	3.30%		7/15/2025	17,000,000	16,873,431
Algonquin Power & Utilities Corp. (Canada)(a)	5.365%(d)		6/15/2026	15,377,000	15,487,909
American Electric Power Co., Inc.	5.699%		8/15/2025	9,376,000	9,407,728
Cleco Corporate Holdings LLC	3.743%		5/1/2026	4,754,000	4,679,960
Consolidated Edison Co. of New York, Inc.	4.90% (SOFR + 0.52%)	#	11/18/2027	13,174,000	13,242,402
Emera U.S. Finance LP	3.55%		6/15/2026	9,498,000	9,354,022
Georgia Power Co.(b)	4.667% (SOFR + 0.28%)	#	9/15/2026	30,747,000	30,768,626
Georgia Power Co.	5.128% (SOFR + 0.75%)	#	5/8/2025	21,750,000	21,775,391
NextEra Energy Capital Holdings, Inc.	5.179% (SOFR + 0.80%)	#	2/4/2028	24,870,000	24,995,504
NextEra Energy Capital Holdings, Inc.	5.749%		9/1/2025	8,790,000	8,832,344
NextEra Energy Capital Holdings, Inc.	6.051%		3/1/2025	7,428,000	7,428,000
NRG Energy, Inc.†	2.00%		12/2/2025	20,874,000	20,412,459
Pacific Gas & Electric Co.	5.367% (SOFR + 0.95%)	#	9/4/2025	12,034,000	12,027,077
Vistra Operations Co. LLC†	3.70%		1/30/2027	15,883,000	15,548,480
Vistra Operations Co. LLC†	5.05%		12/30/2026	2,943,000	2,954,922
Vistra Operations Co. LLC†	5.125%		5/13/2025	49,155,000	49,193,243
Total					262,981,498

322	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Electronics 0.11%
Vontier Corp.	1.80%		4/1/2026	$14,104,000	$13,634,278

Food 0.14%
Flowers Foods, Inc.	3.50%		10/1/2026	18,525,000	18,196,729

Gas 0.38%
East Ohio Gas Co.†	1.30%		6/15/2025	6,238,000	6,171,046
National Fuel Gas Co.	5.50%		1/15/2026	4,480,000	4,499,566
National Fuel Gas Co.	5.50%		10/1/2026	6,726,000	6,807,414
Spire, Inc.	5.30%		3/1/2026	30,294,000	30,454,420
Total					47,932,446

Hand/Machine Tools 1.07%
Regal Rexnord Corp.	6.05%		2/15/2026	133,298,000	134,452,223

Health Care-Services 0.50%
Cigna Group	5.685%		3/15/2026	35,915,000	35,922,407
Fresenius Medical Care U.S. Finance III, Inc.†	1.875%		12/1/2026	7,700,000	7,334,749
HCA, Inc.	5.254% (SOFR + 0.87%)	#	3/1/2028	12,336,000	12,398,065
UnitedHealth Group, Inc.	4.868% (SOFR + 0.50%)	#	7/15/2026	6,677,000	6,700,644
Total					62,355,865

Insurance 3.01%
AEGON Funding Co. LLC†(c)	5.50%		4/16/2027	14,595,000	14,761,797
Athene Global Funding†	2.55%		6/29/2025	5,500,000	5,460,269
Athene Global Funding†	4.95%		1/7/2027	31,103,000	31,245,052
Athene Global Funding†	5.58% (SOFR + 1.21%)	#	3/25/2027	26,628,000	26,893,082
Athene Global Funding†	5.684%		2/23/2026	30,976,000	31,322,760
Brighthouse Financial Global Funding†	5.55%		4/9/2027	5,294,000	5,365,446
CNO Global Funding†	1.75%		10/7/2026	9,962,000	9,515,786
Corebridge Global Funding†	5.113% (SOFR + 0.75%)	#	1/7/2028	42,614,000	42,734,008
Corebridge Global Funding†	5.67% (SOFR + 1.30%)	#	9/25/2026	29,760,000	30,062,314
Corebridge Global Funding†	5.75%		7/2/2026	4,440,000	4,511,885
GA Global Funding Trust†	1.625%		1/15/2026	5,350,000	5,211,310
GA Global Funding Trust†	5.727% (SOFR + 1.36%)	#	4/11/2025	51,514,000	51,566,203
Jackson National Life Global Funding†	3.05%		4/29/2026	27,665,000	27,210,376
Jackson National Life Global Funding†	4.90%		1/13/2027	22,227,000	22,337,786

See Notes to Schedule of Investments.	323

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Insurance (continued)
Jackson National Life Global Funding†	5.337% (SOFR + 0.97%)	#	1/14/2028	$42,738,000	$42,891,656
Jackson National Life Global Funding†	5.60%		4/10/2026	8,946,000	9,039,496
Marsh & McLennan Cos., Inc.	5.078% (SOFR + 0.70%)	#	11/8/2027	12,980,000	13,057,689
RenaissanceRe Finance, Inc.	3.70%		4/1/2025	5,804,000	5,795,060
Total					378,981,975

Internet 0.35%
Prosus NV (Netherlands)(a)	5.50%		7/21/2025	44,449,000	44,496,483

Lodging 0.35%
Las Vegas Sands Corp.	2.90%		6/25/2025	38,482,000	38,240,164
Las Vegas Sands Corp.	3.50%		8/18/2026	5,366,000	5,247,003
Total					43,487,167

Machinery: Construction & Mining 0.18%
Caterpillar Financial Services Corp.	4.939% (SOFR + 0.56%)	#	11/15/2027	22,196,000	22,318,825

Media 0.10%
Charter Communications Operating LLC/Charter Communications Operating Capital	4.908%		7/23/2025	8,289,000	8,278,431
Discovery Communications LLC	3.95%		6/15/2025	4,923,000	4,909,947
Total					13,188,378

Mining 0.34%
Glencore Funding LLC†	5.423% (SOFR + 1.06%)	#	4/4/2027	23,809,000	23,940,601
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT (Indonesia)(a)	4.75%		5/15/2025	18,401,000	18,405,654
Total					42,346,255

Oil & Gas 0.68%
Chevron USA, Inc.	4.742% (SOFR + 0.36%)	#	2/26/2027	13,300,000	13,313,834
Chevron USA, Inc.	4.852% (SOFR + 0.47%)	#	2/26/2028	16,130,000	16,170,594
Continental Resources, Inc.†	2.268%		11/15/2026	4,625,000	4,425,164
Occidental Petroleum Corp.	8.50%		7/15/2027	29,129,000	31,060,399
Ovintiv, Inc.	5.65%		5/15/2025	20,126,000	20,147,790
Total					85,117,781

324	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Packaging & Containers 0.24%
Berry Global, Inc.†	4.875%		7/15/2026	$28,419,000	$28,400,508
Sonoco Products Co.	4.45%		9/1/2026	2,475,000	2,468,402
Total					30,868,910

Pharmaceuticals 0.05%
Bayer U.S. Finance II LLC†	4.25%		12/15/2025	6,459,000	6,427,367

Pipelines 0.09%
EnLink Midstream Partners LP	4.85%		7/15/2026	10,883,000	10,890,128

REITS 2.19%
American Tower Corp.	1.60%		4/15/2026	37,582,000	36,393,488
Crown Castle, Inc.	1.35%		7/15/2025	6,000,000	5,919,265
GLP Capital LP/GLP Financing II, Inc.	5.375%		4/15/2026	35,622,000	35,758,753
HAT Holdings I LLC/HAT Holdings II LLC†	3.375%		6/15/2026	26,771,000	25,989,892
Public Storage Operating Co.	4.977% (SOFR + 0.60%)	#	7/25/2025	13,071,000	13,087,462
Public Storage Operating Co.	5.07% (SOFR + 0.70%)	#	4/16/2027	21,144,000	21,262,956
VICI Properties LP	4.375%		5/15/2025	15,556,000	15,529,833
VICI Properties LP/VICI Note Co., Inc.†	3.75%		2/15/2027	22,867,000	22,360,529
VICI Properties LP/VICI Note Co., Inc.†	4.25%		12/1/2026	33,434,000	33,018,191
VICI Properties LP/VICI Note Co., Inc.†	4.50%		9/1/2026	5,000,000	4,972,565
VICI Properties LP/VICI Note Co., Inc.†	4.625%		6/15/2025	52,043,000	52,022,917
VICI Properties LP/VICI Note Co., Inc.†	5.75%		2/1/2027	4,840,000	4,901,884
WEA Finance LLC†	2.875%		1/15/2027	3,977,000	3,826,422
Total					275,044,157

Retail 0.30%
Home Depot, Inc.	5.10%		12/24/2025	37,331,000	37,555,314

Semiconductors 0.24%
Intel Corp.	3.40%		3/25/2025	29,892,000	29,861,401

Software 0.23%
Oracle Corp.	5.139% (SOFR + 0.76%)	#	8/3/2028	29,012,000	29,187,074
Total Corporate Bonds (cost $6,341,362,611)					6,381,782,874

See Notes to Schedule of Investments.	325

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
FLOATING RATE LOANS(e) 4.02%

Aerospace/Defense 0.22%
RTX Corp. 2023 Term Loan	5.535% (1 mo. USD Term SOFR + 1.13%)		5/7/2025	$28,125,000	$28,160,156

Biotechnology 0.46%
Amgen, Inc. 2022 Term Loan	7.875% (PRIME Rate + 0.38%)		12/22/2025	57,320,000	57,212,525

Commercial Services 0.09%
GXO Logistics, Inc. 3 Year Term Loan A	–	(f)	3/21/2025	10,995,333	11,009,077

Diversified Financial Services 0.44%
Avolon TLB Borrower 1 U.S. LLC Term Loan B4	5.92% (1 mo. USD Term SOFR + 1.50%)		2/12/2027	24,358,910	24,364,026
LPL Holdings, Inc. 2024 Term Loan A	5.782% (1 mo. USD Term SOFR + 1.48%)		12/7/2026	31,224,000	31,204,485
Total					55,568,511

Health Care Products 0.40%
Baxter International, Inc. 2021 Delayed Draw Term Loan Tranche 2	5.664% (1 mo. USD Term SOFR + 1.25%)		9/30/2026	15,683,891	15,683,891
Solventum Corp. Delayed Draw Term Loan	5.783% (1 mo. USD Term SOFR + 1.38%)		8/15/2025	19,000,000	19,047,500
Solventum Corp. Term Loan	5.783% (1 mo. USD Term SOFR + 1.38%)		2/16/2027	15,000,000	14,981,250
Total					49,712,641

Home Furnishings 0.14%
Whirlpool Corp. Term Loan B	5.674% (1 mo. USD Term SOFR + 1.13%)		9/23/2025	17,500,000	17,500,000

Insurance 0.48%
Aon Corp. Term Loan A	5.424% (1 mo. USD Term SOFR + 1.00%)		6/15/2027	46,846,360	46,758,523
Brown & Brown, Inc. Term Loan	6.076% (3 mo. USD Term SOFR + 1.75%)		10/27/2026	13,750,000	13,698,437
Total					60,456,960

326	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Pharmaceuticals 0.47%
Cencora, Inc. Delayed Draw Term Loan(g)	5.534% (1 mo. USD Term SOFR + 1.13%)		11/26/2027	$59,669,000	$59,482,534

Real Estate Investment Trusts 0.97%
Boston Properties LP Term Loan A	5.274% (1 mo. USD Term SOFR + 0.85%)		5/16/2025	44,182,971	44,182,971
Brixmor Operating Partnership LP Term Loan	–	(f)	7/26/2027	33,409,000	33,241,955
Host Hotels & Resorts LP 2023 Term Loan A1	–	(f)	1/4/2027	44,760,333	44,396,656
Total					121,821,582

Semiconductors 0.19%
Marvell Technology Group Ltd. 2020 5 Year Term Loan A	5.799% (1 mo. USD Term SOFR + 1.38%)		12/7/2025	23,906,250	23,966,016

Utilities 0.16%
ENEL Finance America LLC Term Loan	5.562% (6 mo. USD Term SOFR + 1.30%)		11/20/2026	20,285,714	20,273,036
Total Floating Rate Loans (cost $506,962,258)					505,163,038

FOREIGN GOVERNMENT OBLIGATIONS(a) 0.90%

Kazakhstan 0.28%
Kazakhstan Government International Bonds	5.125%		7/21/2025	35,765,000	35,765,697

Panama 0.15%
Panama Government International Bonds	7.125%		1/29/2026	18,722,000	19,095,469

South Korea 0.47%
Korea National Oil Corp.†	5.192% (SOFR + 0.83%)	#	4/3/2027	12,514,000	12,575,970
Korea National Oil Corp.†	5.262% (SOFR + 0.90%)	#	9/30/2027	30,714,000	30,918,248
Korea National Oil Corp.†	5.435% (SOFR + 1.08%)	#	11/14/2026	15,000,000	15,199,245
Total					58,693,463
Total Foreign Government Obligations (cost $113,009,182)					113,554,629

See Notes to Schedule of Investments.	327

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 4.50%
BX Trust Series 2021-ARIA Class A†	5.326% (1 mo. USD Term SOFR + 1.01%)	#	10/15/2036	$9,304,000	$9,301,974
BXHPP Trust Series 2021-FILM Class A†	5.077% (1 mo. USD Term SOFR + 0.76%)	#	8/15/2036	11,370,000	11,039,752
CFCRE Commercial Mortgage Trust Series 2016-C6 Class A2	2.95%		11/10/2049	12,769,931	12,500,201
Citigroup Commercial Mortgage Trust Series 2015-GC33 Class A3	3.515%		9/10/2058	3,459,271	3,445,382
Citigroup Commercial Mortgage Trust Series 2015-GC33 Class A4	3.778%		9/10/2058	12,250,412	12,145,885
Citigroup Commercial Mortgage Trust Series 2015-GC35 Class A3	3.549%		11/10/2048	10,000,000	9,909,840
Citigroup Commercial Mortgage Trust Series 2016-C1 Class A3	2.944%		5/10/2049	9,845,147	9,675,357
Citigroup Commercial Mortgage Trust Series 2016-C3 Class A4	3.154%		11/15/2049	9,818,045	9,536,278
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class A5	3.616%		2/10/2049	14,107,728	13,865,648
Citigroup Commercial Mortgage Trust Series 2016-GC37 Class A3	3.05%		4/10/2049	3,286,239	3,249,802
Citigroup Commercial Mortgage Trust Series 2016-GC37 Class A4	3.314%		4/10/2049	39,230,000	38,654,096
Citigroup Commercial Mortgage Trust Series 2016-P3 Class A3	3.063%		4/15/2049	12,435,000	12,268,075
Citigroup Commercial Mortgage Trust Series 2016-P3 Class A4	3.329%		4/15/2049	20,171,750	19,753,477
Citigroup Commercial Mortgage Trust Series 2017-P7 Class A3	3.442%		4/14/2050	15,323,504	15,015,111
COMM Mortgage Trust Series 2016-CR28 Class A4	3.762%		2/10/2049	11,079,235	10,981,178
COMM Mortgage Trust Series 2016-DC2 Class A4	3.497%		2/10/2049	31,576,841	31,370,944
Commercial Mortgage Pass-Through Certificates Series 2015-CR23 Class A4	3.497%		5/10/2048	3,848,949	3,842,315
Commercial Mortgage Pass-Through Certificates Series 2015-DC1 Class A5	3.35%		2/10/2048	17,327	17,306
Commercial Mortgage Pass-Through Certificates Series 2015-LC21 Class A4	3.708%		7/10/2048	6,375,000	6,354,295
CSAIL Commercial Mortgage Trust Series 2015-C1 Class A4	3.505%		4/15/2050	11,057	11,019

328	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CSAIL Commercial Mortgage Trust Series 2016-C6 Class A4	2.823%		1/15/2049	$17,119,312	$16,870,446
CSAIL Commercial Mortgage Trust Series 2016-C6 Class A5	3.09%		1/15/2049	5,565,000	5,451,162
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-HQA4 Class M1†	5.302% (30 day USD SOFR Average + .95%)	#	12/25/2041	7,726,735	7,720,827
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA2 Class A1†	5.602% (30 day USD SOFR Average + 1.25%)	#	5/25/2044	8,275,730	8,318,466
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA3 Class A1†	5.402% (30 day USD SOFR Average + 1.05%)	#	10/25/2044	9,059,375	9,075,564
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA3 Class M1†	5.352% (30 day USD SOFR Average + 1.00%)	#	10/25/2044	2,429,049	2,429,983
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1 Class M1†	5.602% (30 day USD SOFR Average + 1.25%)	#	3/25/2044	6,719,385	6,734,431
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA2 Class A1†	5.602% (30 day USD SOFR Average + 1.25%)	#	8/25/2044	15,532,500	15,641,103
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2025-DNA1 Class A1†	5.302% (30 day USD SOFR Average + 0.95%)	#	1/25/2045	5,550,000	5,555,201
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R02 Class 2M1†	5.252% (30 day USD SOFR Average + 0.90%)	#	11/25/2041	2,127,822	2,126,665
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R02 Class 2M1†	5.552% (30 day USD SOFR Average + 1.20%)	#	1/25/2042	7,187,078	7,190,209
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R05 Class 2M1†	5.352% (30 day USD SOFR Average + 1.00%)	#	7/25/2044	11,012,886	11,021,827

See Notes to Schedule of Investments.	329

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R01 Class 1A1†	5.303% (30 day USD SOFR Average + 0.95%)	#	1/25/2045	$12,747,740	$12,768,408
GS Mortgage Securities Trust Series 2015-GC32 Class A4	3.764%		7/10/2048	12,000,000	11,945,111
JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-JP1 Class A5	3.914%		1/15/2049	14,615,073	14,467,322
JPMBB Commercial Mortgage Securities Trust Series 2015-C28 Class A4	3.227%		10/15/2048	4,695,132	4,686,423
JPMBB Commercial Mortgage Securities Trust Series 2015-C30 Class A5	3.822%		7/15/2048	13,888,000	13,781,871
JPMDB Commercial Mortgage Securities Trust Series 2016-C2 Class A3A	2.881%		6/15/2049	5,321,499	5,233,623
JPMDB Commercial Mortgage Securities Trust Series 2016-C2 Class A4	3.144%		6/15/2049	10,000,000	9,715,693
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class A3	3.141%		12/15/2049	6,862,700	6,605,262
KIND Trust Series 2021-KIND Class A†	5.385% (1 mo. USD Term SOFR + 1.06%)	#	8/15/2038	13,844,410	13,674,597
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22 Class A3	3.046%		4/15/2048	1,346,078	1,344,192
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24 Class A4	3.732%		5/15/2048	11,783,000	11,719,567
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26 Class A4	3.252%		10/15/2048	4,798,559	4,784,617
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26 Class A5	3.531%		10/15/2048	8,320,000	8,251,604
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27 Class A3	3.473%		12/15/2047	21,207,118	21,106,042
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28 Class A4	3.544%		1/15/2049	10,544,993	10,387,972
Morgan Stanley Capital I Trust Series 2015-MS1 Class A3	3.51%		5/15/2048	4,402,042	4,391,650
Morgan Stanley Capital I Trust Series 2016-UB11 Class A3	2.531%		8/15/2049	20,970,106	20,399,539
Morgan Stanley Capital I Trust Series 2016-UBS9 Class A4	3.594%		3/15/2049	5,700,000	5,620,542
UBS Commercial Mortgage Trust Series 2017-C3 Class A3	3.167%		8/15/2050	17,523,000	17,128,506
Wells Fargo Commercial Mortgage Trust Series 2015-C31 Class A4	3.695%		11/15/2048	8,354,000	8,285,964

330	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 28, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust Series 2015-NXS1 Class A5	3.148%		5/15/2048	$3,784,115	$3,770,081
Wells Fargo Commercial Mortgage Trust Series 2016-C35 Class A4FL†	5.476% (1 mo. USD Term SOFR + 1.16%)	#	7/15/2048	19,000,000	19,029,638
Wells Fargo Commercial Mortgage Trust Series 2016-NXS5 Class A4	3.37%		1/15/2059	5,896,321	5,839,880
Total Non-Agency Commercial Mortgage-Backed Securities (cost $564,835,977)					566,011,923

U.S. TREASURY OBLIGATIONS 3.14%
U.S. Treasury Inflation-Indexed Notes(h)	0.375%		7/15/2025	106,961,625	107,425,215
U.S. Treasury Notes	4.25%		5/31/2025	69,090,000	69,065,210
U.S. Treasury Notes	4.25%		11/30/2026	74,000,000	74,291,953
U.S. Treasury Notes	5.00%		9/30/2025	142,781,400	143,377,354
Total U.S. Treasury Obligations (cost $390,697,068)					394,159,732
Total Long-Term Investments (cost $11,624,046,389)					11,684,067,068

SHORT-TERM INVESTMENTS 8.01%

COMMERCIAL PAPER 7.69%

Beverages 0.10%
Bacardi-Martini BV†	4.783%		3/20/2025	12,005,000	11,978,356

Commercial Services 0.15%
Global Payments, Inc.	4.94%		3/3/2025	18,485,000	18,485,000

Diversified Financial Services 0.78%
Air Lease Corp.†	4.835%		3/27/2025	66,750,000	66,538,625
Brookfield Infrastructure Holdings Canada, Inc.	4.74%		3/6/2025	7,287,000	7,284,176
Brookfield Infrastructure Holdings Canada, Inc.	5.076%		3/13/2025	24,500,000	24,466,449
Total					98,289,250

Food 0.78%
Conagra Brands, Inc.†	4.795%		3/7/2025	41,928,000	41,906,011
Conagra Brands, Inc.†	4.829%		3/5/2025	42,250,000	42,238,851
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL†	4.927%		3/12/2025	13,755,000	13,738,322
Total					97,883,184

Health Care-Services 0.47%
CommonSpirit Health	5.01%		3/13/2025	19,000,000	18,974,139
CommonSpirit Health	5.285%		3/5/2025	40,500,000	40,488,412
Total					59,462,551

See Notes to Schedule of Investments.	331

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 28, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Home Furnishings 0.54%
Whirlpool Corp.†	5.024%	3/5/2025	$33,355,000	$33,345,828
Whirlpool Corp.†	5.125%	3/4/2025	34,737,000	34,732,127
Total				68,077,955

Investment Companies 0.70%
HA Sustainable Infrastructure Capital, Inc.†	5.129%	3/3/2025	22,241,000	22,241,000
HA Sustainable Infrastructure Capital, Inc.†	5.137%	3/3/2025	22,217,000	22,217,000
HA Sustainable Infrastructure Capital, Inc.†	5.152%	3/7/2025	20,909,000	20,897,221
HA Sustainable Infrastructure Capital, Inc.†	5.236%	3/19/2025	22,278,000	22,227,008
Total				87,582,229

Oil & Gas 1.20%
APA Corp.†	5.011%	3/3/2025	22,650,000	22,650,000
Canadian Natural Resources Ltd.†	4.886%	3/20/2025	20,000,000	19,954,666
Canadian Natural Resources Ltd.†	4.893%	3/25/2025	39,000,000	38,885,600
Ovintiv, Inc.	4.929%	3/17/2025	20,300,000	20,261,712
Ovintiv, Inc.	4.942%	3/20/2025	11,500,000	11,473,662
Ovintiv, Inc.	5.019%	3/20/2025	10,700,000	10,675,090
Ovintiv, Inc.	5.042%	3/19/2025	7,000,000	6,984,600
Ovintiv, Inc.	5.044%	3/20/2025	20,000,000	19,953,250
Total				150,838,580

Packaging & Containers 0.38%
Sonoco Products Co.	5.008%	3/13/2025	48,500,000	48,433,582

Pipelines 0.30%
Targa Resources Corp.†	4.736%	3/6/2025	37,750,000	37,735,372

REITS 2.29%
Brookfield Corporate Treasury Ltd.†	4.751%	3/31/2025	57,750,000	57,541,137
Brookfield Corporate Treasury Ltd.†	4.84%	3/28/2025	57,057,000	56,869,584
Brookfield Corporate Treasury Ltd.†	4.97%	3/7/2025	15,000,000	14,991,933
Crown Castle, Inc.†	4.895%	3/13/2025	43,570,000	43,511,786
Crown Castle, Inc.†	4.941%	3/27/2025	115,654,000	115,280,053
Total				288,194,493
Total Commercial Paper (cost $966,699,284)				966,960,552

332	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 28, 2025

Investments	Principal Amount	Fair Value
REPURCHASE AGREEMENTS 0.29%
Repurchase Agreement dated 2/28/2025, 2.050% due 3/3/2025 with Fixed Income Clearing Corp. collateralized by $36,958,500 of U.S. Treasury Note at 4.375% due 7/31/2026; value: $37,213,578; proceeds: $36,489,978 (cost $36,483,745)	$36,483,745	$36,483,745

TIME DEPOSITS 0.00%
CitiBank N.A.(i) (cost $416,059)	416,059	416,059

	Shares

MONEY MARKET FUNDS 0.03%
Fidelity Government Portfolio(i) (cost $3,744,531)	3,744,531	3,744,531
Total Short-Term Investments (cost $1,007,343,619)		1,007,604,887
Total Investments in Securities 100.93% (cost $12,631,390,008)		12,691,671,955
Less Unfunded Loan Commitments (0.35%) (cost $44,658,832)		(44,529,409)
Net Investments in Securities 100.58% (cost $12,586,731,176)		12,647,142,546
Other Assets and Liabilities – Net(j) (0.58)%		(72,908,438)
Net Assets 100.00%		$12,574,234,108

CMT	Constant Maturity Rate.
REITS	Real Estate Investment Trusts.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At February 28, 2025, the total value of Rule 144A securities was $5,693,395,416, which represents 45.28% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at February 28, 2025.
(a)	Foreign security traded in U.S. dollars.
(b)	Securities purchased on a when-issued basis.
(c)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(d)	Step Bond – Security with a predetermined schedule of interest rate changes.
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at February 28, 2025.
(f)	Interest Rate to be determined.
(g)	Security partially/fully unfunded.
(h)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on a principal amount that is adjusted for inflation based on the Consumer Price Index.
(i)	Security was purchased with the cash collateral from loaned securities.
(j)	Other Assets and Liabilities – Net include net unrealized appreciation/(depreciation) on futures contracts as follows:

See Notes to Schedule of Investments.	333

Schedule of Investments (unaudited)(concluded)

ULTRA SHORT BOND FUND February 28, 2025

Futures Contracts at February 28, 2025:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	June 2025	2,525	Long	$520,341,839	$522,596,094	$2,254,255

The following is a summary of the inputs used as of February 28, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$3,723,394,872	$–	$3,723,394,872
Corporate Bonds	–	6,381,782,874	–	6,381,782,874
Floating Rate Loans	–	505,163,038	–	505,163,038
Less Unfunded Loan Commitments	–	(44,529,409)	–	(44,529,409)
Foreign Government Obligations	–	113,554,629	–	113,554,629
Non-Agency Commercial
Mortgage-Backed Securities	–	566,011,923	–	566,011,923
U.S. Treasury Obligations	–	394,159,732	–	394,159,732
Short-Term Investments
Commercial Paper	–	966,960,552	–	966,960,552
Repurchase Agreements	–	36,483,745	–	36,483,745
Time Deposits	–	416,059	–	416,059
Money Market Funds	3,744,531	–	–	3,744,531
Total	$3,744,531	$12,643,398,015	$–	$12,647,142,546
Other Financial Instruments
Futures Contracts
Assets	$2,254,255	$–	$–	$2,254,255
Liabilities	–	–	–	–
Total	$2,254,255	$–	$–	$2,254,255

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

334	See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on August 16, 1993. The Trust currently consists of the following thirteen funds (separately, a “Fund” and collectively, the “Funds”): Lord Abbett Convertible Fund (“Convertible Fund”), Lord Abbett Core Fixed Income Fund (“Core Fixed Income Fund”), Lord Abbett Core Plus Bond Fund (“Core Plus Bond Fund”), Lord Abbett Floating Rate Fund (“Floating Rate Fund”), Lord Abbett High Yield Fund (“High Yield Fund”), Lord Abbett Income Fund (“Income Fund”), Lord Abbett Inflation Focused Fund (“Inflation Focused Fund”), Lord Abbett Multi-Asset Balanced Opportunity Fund (“Multi-Asset Balanced Opportunity Fund”), Lord Abbett Multi-Asset Income Fund (“Multi-Asset Income Fund”), Lord Abbett Short Duration Core Bond Fund (“Short Duration Core Bond Fund”), Lord Abbett Short Duration Income Fund (“Short Duration Income Fund”), Lord Abbett Total Return Fund (“Total Return Fund”) and Lord Abbett Ultra Short Bond Fund (“Ultra Short Bond Fund”).

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Trustees (the “Board”), the Board has designated the determination of fair value of the Funds’ portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on the NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers

Notes to Schedule of Investments (unaudited)(continued)

in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps, options and options on swaps (“swaptions”) are valued daily using independent pricing services or quotations from broker/dealers to the extent available. Investments in the Underlying Funds, with the exception of the Private Credit Fund (“PCF”) are valued at their net asset value (“NAV”) each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time. Investments in the PCF are valued at their NAV each month end.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day.

(b)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

	•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

	•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

	•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

Notes to Schedule of Investments (unaudited)(continued)

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of February 28, 2025 and, if applicable, Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	FEDERAL TAX INFORMATION

It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statute of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

4.	SECURITIES LENDING AGREEMENT

The Funds, except for Inflation Focused Fund, have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Funds’ securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The initial collateral received by the Funds is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

Notes to Schedule of Investments (unaudited)(continued)

As of February 28, 2025, the market value of securities loaned and collateral received were as follows:

Funds	Market Value of Securities Loaned	Collateral Received
Core Fixed Income Fund	$52,308	$53,250
Core Plus Bond Fund	20,307,330	21,173,302
Floating Rate Fund	33,272,518	35,236,310
High Yield Fund	145,991,469	153,139,588
Income Fund	71,844,028	74,339,326
Short Duration Core Bond Fund	395,468	410,550
Short Duration Income Fund	121,730,728	125,392,484
Total Return Fund	19,526,102	20,302,264
Ultra Short Bond Fund	4,004,232	4,160,590

5.	TRANSACTIONS WITH AFFILIATED FUNDS

An affiliated fund is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying fund at any point during the fiscal year or any company which is under common ownership or control. The Multi-Asset Balanced Opportunity Fund and Multi-Asset Income Fund had the following transactions with affiliated funds (i.e. the Underlying Funds) during the period ended February 28, 2025:

Notes to Schedule of Investments (unaudited)(continued)

Multi-Asset Balanced Opportunity Fund

Affiliated funds	Value at 11/30/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Net Change in Appreciation/ (Depreciation)	Value at 2/28/2025	Shares as of 2/28/2025	Dividend Income	Capital Gain Distributions
Lord Abbett Affiliated Fund, Inc.-Class I	$205,831,996	$1,262,915	$(19,685,212)	$3,398,429	$(8,235,103)	$182,573,025	9,300,714	$1,262,914	$–
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	297,385,632	3,457,871	(1,216,813)	(80,640)	423,769	299,969,819	32,220,174	3,422,605	–
Lord Abbett Research Fund, Inc.-Dividend Growth Fund-Class I	313,340,083	12,571,523	(28,600,475)	7,839,788	(26,003,278)	279,147,641	11,828,290	651,130	11,920,393
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I	71,654,493	1,184,451	(198,000)	(38,468)	553,149	73,155,625	17,052,593	1,174,984	–
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I	277,571,998	–	(25,404,188)	5,357,844	(8,989,092)	248,536,562	15,710,276	–	–
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	231,832,959	–	(22,078,664)	9,569,137	(16,892,263)	202,431,169	4,178,146	–	–
Lord Abbett Investment Trust-High Yield Fund-Class I	102,566,840	1,777,272	(5,477,325)	(874,698)	403,687	98,395,776	15,255,159	1,709,866	–
Lord Abbett Investment Trust-Income Fund-Class I	191,930,416	2,754,241	(1,066,000)	(15,409)	(742,622)	192,860,626	78,398,629	2,729,251	–
Lord Abbett Securities Trust-International Equity Fund-Class I	86,482,437	3,399,065	(8,185,309)	206,529	(99,913)	81,802,809	5,223,679	1,304,828	2,094,237
Lord Abbett Securities Trust-International Value Fund-Class I	74,927,109	388,349	(7,167,952)	141,527	3,280,613	71,569,646	8,322,052	388,348	–
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	45,580,956	77,555,284	(2,129,836)	14,790	295,773	121,316,967	31,267,259	1,377,304	–
Lord Abbett Investment Trust-Ultra Short Bond Fund-Class I	4,274,274	40,443	(1,292,195)	17,234	(10,226)	3,029,530	301,746	39,907	–
Lord Abbett Securities Trust-Value Opportunities Fund-Class I	112,910,282	–	(10,358,927)	(220,027)	(9,723,428)	92,607,900	4,684,264	–	–
Lord Abbett Private Credit Fund	16,900,783	4,675,323	–	–	(5,387)	21,570,719	854,624	611,757	–
Total	$2,033,190,258	$109,066,737	$(132,860,896)	$25,316,036	$(65,744,321)	$1,968,967,814		$14,672,894	$14,014,630

Notes to Schedule of Investments (unaudited)(concluded)

Multi-Asset Income Fund

Affiliated funds	Value at 11/30/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Net Change in Appreciation/ (Depreciation)	Value at 2/28/2025	Shares as of 2/28/2025	Dividend Income	Capital Gain Distributions
Lord Abbett Affiliated Fund, Inc.-Class I	$46,022,961	$298,627	$(2,885,428)	$500,292	$(1,565,204)	$42,371,248	2,158,494	$298,627	$–
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	263,160,855	3,061,034	(785,804)	(185,295)	493,410	265,744,200	28,543,953	3,029,817	–
Lord Abbett Research Fund, Inc.-Dividend Growth Fund-Class I	69,175,661	2,932,791	(4,251,734)	1,089,794	(5,261,918)	63,684,594	2,698,500	151,581	2,781,210
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I	26,536,208	438,722	(48,000)	(9,600)	200,390	27,117,720	6,321,147	435,216	–
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I	63,859,392	–	(3,915,000)	1,028,775	(1,801,070)	59,172,097	3,740,335	–	–
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	52,564,661	–	(3,282,000)	1,545,832	(3,295,039)	47,533,454	981,083	–	–
Lord Abbett Investment Trust-High Yield Fund-Class I	62,506,113	1,086,292	(2,364,455)	(382,356)	95,201	60,940,795	9,448,185	1,072,721	–
Lord Abbett Investment Trust-Income Fund-Class I	88,524,585	1,269,571	(457,000)	(5,500)	(342,754)	88,988,902	36,174,350	1,258,021	–
Lord Abbett Securities Trust-International Equity Fund-Class I	38,007,267	1,576,822	(2,417,000)	16,918	(3,578)	37,180,429	2,374,229	605,308	971,514
Lord Abbett Securities Trust-International Value Fund-Class I	29,686,481	162,248	(1,881,000)	47,573	1,356,516	29,371,818	3,415,327	162,248	–
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	37,409,465	468,949	(1,363,100)	5,630	87,313	36,608,257	9,435,118	463,900	–
Lord Abbett Investment Trust-Ultra Short Bond Fund-Class I	1,776,037	16,302	(659,303)	8,847	(6,029)	1,135,854	113,133	16,078	–
Lord Abbett Securities Trust-Value Opportunities Fund-Class I	25,752,507	–	(1,484,000)	(50,700)	(2,287,245)	21,930,562	1,109,285	–	–
Lord Abbett Private Credit Fund	7,394,080	2,045,455	–	–	(2,358)	9,437,177	373,898	267,643	–
Total	$812,376,273	$13,356,813	$(25,793,824)	$3,610,210	$(12,332,365)	$791,217,107		$7,761,160	$3,752,724

Investments in Underlying Funds (unaudited)

The Funds invest in Underlying Funds managed by Lord Abbett. As of February 28, 2025, each Fund’s long-term investments were allocated among the Underlying Funds as follows:

Multi-Asset Balanced Opportunity Fund

Underlying Fund Name	%
Lord Abbett Affiliated Fund, Inc.-Class I	9.27%
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	15.23%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund-Class I	14.18%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I	3.72%
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I	12.62%
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	10.28%
Lord Abbett Investment Trust-High Yield Fund-Class I	5.00%
Lord Abbett Investment Trust-Income Fund-Class I	9.80%
Lord Abbett Securities Trust-International Equity Fund-Class I	4.15%
Lord Abbett Securities Trust-International Value Fund-Class I	3.64%
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	6.16%
Lord Abbett Investment Trust-Ultra Short Bond Fund-Class I	0.15%
Lord Abbett Securities Trust-Value Opportunities Fund-Class I	4.70%
Lord Abbett Private Credit Fund	1.10%
Total	100.00%

Investments in Underlying Funds (unaudited)(concluded)

Multi-Asset Income Fund

Underlying Fund Name	%
Lord Abbett Affiliated Fund, Inc.-Class I	5.35%
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	33.59%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund-Class I	8.05%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I	3.43%
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I	7.48%
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	6.01%
Lord Abbett Investment Trust-High Yield Fund-Class I	7.70%
Lord Abbett Investment Trust-Income Fund-Class I	11.25%
Lord Abbett Securities Trust-International Equity Fund-Class I	4.70%
Lord Abbett Securities Trust-International Value Fund-Class I	3.71%
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	4.63%
Lord Abbett Investment Trust-Ultra Short Bond Fund-Class I	0.14%
Lord Abbett Securities Trust-Value Opportunities Fund-Class I	2.77%
Lord Abbett Private Credit Fund	1.19%
Total	100.00%

Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Underlying Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-PORT as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

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